UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Report to Stockholders

THRIVENT SERIES FUND, INC. Semiannual Report June 30, 2017 Nearly 250,000 members have given up paper. Add yours to the stack! Go paperless and start accessing reports and other documents online. Get started at Thrivent.com/gopaperless.

Dear Member:

It is with some emotion that I share with you news of the retirement of Russ Swansen, who was Thrivent Financial’s Chief Investment Officer for the last 14 years. Russ and I worked together very closely since I joined Thrivent in 2006, and I have learned a great deal from his years of experience. He is also a close friend. Russ has been a truly exceptional steward of the resources of Thrivent’s members and clients and, while we will miss his knowledge and professionalism (as well as his humor) day to day, Russ will continue to serve as a director of Thrivent Series Fund. I’m sure you will join me in wishing Russ all the best in his retirement.

With Russ’s retirement, I have assumed the role of Chief Investment Officer for Thrivent and will continue to serve as President and Thrivent Series Fund director. Going forward, we will combine the President’s and Chief Investment Officer’s comments into a single, hopefully engaging, letter.

When writing these letters, it can sometimes be difficult to make references to the season of the year (meteorological or liturgical), since the timing of shareholder documents is tied to funds’ fiscal year-ends, and thus the reports can be mailed out over a period of several months. I was reminded of the seasonality of expressions recently when our pastor, during the seventh and final week of the Easter season, started the service by saying, “Jesus is risen!”—to which the congregation of course responded, “He is risen indeed!” I have often thought, as I’m sure many of you have as well, that it is such a joyous experience each Easter morning when we celebrate Christ’s resurrection that we should seek to preserve that joy all year long. Shame on me that our pastor’s expression took me by surprise less than two months after Easter Sunday!

My family’s church is in Long Lake, Minnesota, and has a giant cross outside a large window behind the sanctuary. It is wonderful to see the cross through the seasons: snow on the cross over Christmas (this is Minnesota, after all) and rain on the cross in the spring. In June, when the sun is high in the sky, the sunlight will illuminate the cross gradually from top to bottom over the course of our 9 a.m. service. During the Easter season, we drape a piece of white linen across the cross. I love to watch that piece of white cloth flap in the wind during church.

If you’ll indulge me in sharing another story about my children (as in my last letter), I’ll explain what comes to mind when I see that piece of white linen. When my elder son was younger, probably 6 or 7 years old, like a lot of children he started to grapple with the notion of death. Kids that age will sometimes joke about death in awkward ways as they struggle to understand what it means for them. As parents, we all try to do our best, so I thought I would share with my son the best source of understanding of the concept that I knew, namely the story of Lazarus in the Gospel of John. We read the Gospel together. I explained to my son that, as amazing as the raising of Lazarus was (one of my favorite expressions of Jesus is when he commanded so perfectly and succinctly, “Lazarus, come out!”), Lazarus would die again in an earthly sense. But Jesus would never die again. We then read together the story of Jesus’s resurrection in John and I asked him what he noticed. My son saw that in the story of Lazarus, he came out in his grave clothes, which Jesus told him to remove. But in Jesus’ resurrection, the burial garments are left behind in the tomb, because He would have no further need of them. Whenever I see that piece of white linen flapping on the cross in the wind, I know that it represents all of our sins and all of our fears. They can be left on the cross, because we have no further need of them.

I mention this story, in part, because as I begin my tenure as chief investment officer, I can’t help but feel that managing money for the more than two million Thrivent members and shareholders—more than one half of one percent of the U.S. population—is an awe-inspiring responsibility. Thrivent isn’t here just to serve wealthy Christians or help affluent people live generously. Thrivent exists to help all Christians be wise with money and live generously. We love coming to work each day knowing that we have the privilege of helping families achieve their financial goals. But it is also a serious and, at times, daunting responsibility. You can be assured that our team of more than 100 experienced investment professionals will always be dedicated to managing your money with the same care and expertise as we would our own—because that money also belongs to our friends, neighbors and fellow worshippers.

But markets can be volatile, stubborn and unpredictable. Hard as we try, no one can predict the future with certainty. At Thrivent, we stick to our long-standing investment approach, no matter who is leading the investment team. Invest for the long term. Do your homework through diligent, bottom-up credit analysis and equity research. Stay disciplined and invest the money the way we told investors we would. Don’t panic in turbulent times, but instead be prepared to seize opportunities. I can’t promise you we will always make the perfect investment decisions at the right time; no money manager can assure you of that. But I can promise you we will work our hardest to be good stewards of the assets you have entrusted to us. And I can promise you that whatever happens in the economy and in the financial markets, we will not be paralyzed by or subject to our fears—we have no further need of them.

Solid Market Through First Six Months

Stock markets in both the U.S. and abroad posted solid returns through the first six months of 2017 despite a continuing weakness in the oil market. Although the Federal Reserve approved two federal fund rate hikes during the six-month period, interest rates remained at historically low levels.

Economic Review

Gross domestic product (GDP), which is the broadest measure of economic output, grew at a seasonally adjusted annual rate of 1.4% in the first quarter of 2017, according to the third estimate of the U.S. Commerce Department. GDP growth has traditionally been fairly sluggish in the first quarter, with stronger growth coming in the final three quarters.

Although we expect GDP growth for the year to be modest, we have seen some encouraging areas of the economy. Employment has grown for 81 consecutive months, driving the unemployment rate down to just 4.4%. Consumer spending has improved during all six months of 2017, according to the U.S. Bureau of Economic Analysis, and corporate earnings have been on the upswing in 2017.

On the down side, retail sales have been spotty and the oil sector continues to struggle. Oil prices dipped 14.3% through the first six months of 2017 (West Texas Intermediate), and the energy sector of the S&P 500 Index dropped in each of the first six months of 2017 by more than 12%.

Market Review

In June, the Federal Reserve Board raised rates for the third time in the past seven months by 25 basis points (0.25%) to a new range of 1.00% to 1.25%. Yet, market yields on 10-year U.S. Treasuries have remained near historic lows of under 2.4%. However, we have seen some improvement in rates on money market funds and other short-term securities, which we believe is a positive development for consumers.

As corporate earnings improved, the stock market continued to climb through the first six months of 2017, extending the second-longest bull market in modern U.S. market history (beginning March 9, 2009, and continuing 99 months through June without experiencing a single drop of 20% or more from a closing high).

The S&P 500 was up 8.24% for the first six months of 2017, with a total return of 9.34%. The NASDAQ was up 14.07% for the period, while the MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, was up 14.07% for the six-month period.

Nine of the 11 sectors of the S&P 500 were up for the period, led by information technology, up 17.23%, and health care, up 16.07%. Other leading gainers included consumer discretionary, up 11%, industrials, up 9.51%, and materials, up 9.21%. The two losing sectors both suffered double-digit losses for the year. The energy sector was down 12.61% and the telecommunications services sector was down 10.74% through the first six months of 2017.

In the fixed-income market, yields on 10-year U.S. Treasury bonds slipped in June to a new low for the year at about 2.10%, before bouncing back to end the second quarter at 2.30%. That was well below the 2.44% yield at the close of 2016.

The Bloomberg Barclays U.S. Treasury Index, which tracks the returns of U.S. Treasury bonds, posted a total return of 1.87% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, generated a total return of 2.27% for the period.

Our Outlook

We expect consumer spending and retail sales to be fairly solid through the second half of the year due, in part, to the strength of the job market. We expect the job market to remain strong in the months ahead, although we would like to see faster wage growth as the employment market tightens. Wages have grown by about 2.5% over the past year, but still remain below the median income of 2009.

GDP growth should improve in the second half of the year, well beyond the 1.4% annualized first quarter growth. We believe the total GDP growth for this year will be about 2.3%, which is in line with the consensus view, according to the Blue Chip Economic Indicators.

Globally, over the next 12 months, we estimate that China will have GDP growth of about 7%, Japan will have growth of 1.5%, Europe will have growth of about 2%, and the U.K. will grow about 3%.

We believe that inflation growth may edge up this year, but remain at a modest pace for the near future, in the range of 2.0% to 2.3%. That could increase slightly if wage growth and consumer spending improve. For the recovery to continue, we would like to see a continuing increase in corporate earnings, as well as more spending on corporate infrastructure, higher rates of production, healthy consumer spending, and continuing improvement in the employment market.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Financial.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Series Fund, Inc.

THRIVENT AGGRESSIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Mutual Funds/Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own fees and expenses and the expenses of other portfolios in which it invests, and is subject to all of the risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

*	Russell W. Swansen retired from Thrivent Financial effective June 30, 2017. As a result, he will no longer serve as a portfolio manager for the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Large Cap	41.1%	Thrivent Partner Worldwide Allocation
International	22.9%	Portfolio	10.5%
Short-Term Investments	14.0%	Thrivent Mid Cap Stock Portfolio	5.8%
Small Cap	12.6%	Thrivent Large Cap Value Portfolio	4.7%
Mid Cap	4.8%	Thrivent Large Cap Stock Portfolio	3.9%
Investment Grade Debt	4.0%	Thrivent Small Cap Stock Portfolio	3.6%
High Yield	0.6%	Amazon.com, Inc.	1.4%
Total	100.0%	Facebook, Inc.	1.0%
		Apple, Inc.	0.8%
		Thrivent Limited Maturity Bond Portfolio	0.8%
		Alphabet, Inc., Class A	0.8%

		These securities represent 33.3% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Mutual Funds/Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own fees and expenses and the expenses of other portfolios in which it invests, and is subject to all of the risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

*	Russell W. Swansen retired from Thrivent Financial effective June 30, 2017. As a result, he will no longer serve as a portfolio manager for the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Large Cap	37.6%	Thrivent Partner Worldwide Allocation
International	18.5%	Portfolio	9.1%
Investment Grade Debt	16.5%	Thrivent Mid Cap Stock Portfolio	6.7%
Short-Term Investments	12.1%	Thrivent Large Cap Value Portfolio	6.7%
Small Cap	6.5%	Thrivent Large Cap Stock Portfolio	5.8%
Mid Cap	4.7%	Thrivent Income Portfolio	2.8%
Floating Rate Debt	2.1%	Thrivent Small Cap Stock Portfolio	1.9%
High Yield	2.0%	Federal National Mortgage Association
Total	100.0%	Conventional 30-Yr. Pass Through	1.8%
		Thrivent Limited Maturity Bond Portfolio	1.6%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
		Thrivent High Yield Portfolio	0.9%

		These securities represent 38.6% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned. Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Mutual Funds/Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own fees and expenses and the expenses of other portfolios in which it invests, and is subject to all of the risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

*	Russell W. Swansen retired from Thrivent Financial effective June 30, 2017. As a result, he will no longer serve as a portfolio manager for the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Investment Grade Debt Large Cap International Short-Term Investments Small Cap High Yield Mid Cap	32.1% 26.0% 13.7% 12.6% 4.8% 3.8% 3.6%	Thrivent Partner Worldwide Allocation Portfolio	6.1%
		Thrivent Income Portfolio	5.6%
		Thrivent Large Cap Value Portfolio	5.5%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.5%
Floating Rate Debt	3.4%	Thrivent Mid Cap Stock Portfolio	3.3%
Total	100.0%	Thrivent Limited Maturity Bond Portfolio	3.2%
		Thrivent Large Cap Stock Portfolio	3.2%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
		Thrivent High Yield Portfolio	1.8%
		U.S. Treasury Notes	1.2%

		These securities represent 35.6% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Russell W. Swansen, David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Portfolio Co-Managers*

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Mutual Funds/Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own fees and expenses and the expenses of other portfolios in which it invests, and is subject to all of the risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

*	Russell W. Swansen retired from Thrivent Financial effective June 30, 2017. As a result, he will no longer serve as a portfolio manager for the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Investment Grade Debt	44.1%	Thrivent Income Portfolio	7.5%
Large Cap Short-Term Investments International Floating Rate Debt High Yield Mid Cap Small Cap	16.8% 16.7% 8.5% 5.2% 5.1% 2.5% 1.1%	Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.1%
		Thrivent Limited Maturity Bond Portfolio	4.7%
		Thrivent Partner Worldwide Allocation Portfolio	3.6%
		Thrivent Large Cap Value Portfolio	3.2%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.0%
Total	100.0%	Thrivent High Yield Portfolio	2.5%
		Thrivent Mid Cap Stock Portfolio	1.6%
		U.S. Treasury Notes	1.6%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%

		These securities represent 34.3% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

THRIVENT GROWTH AND INCOME PLUS PORTFOLIO

Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Portfolio seeks long-term capital growth and income.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Portfolio Composition
(% of Portfolio)
Common Stock	62.7%
Long-Term Fixed Income	17.1%
Bank Loans	8.3%
Short-Term Investments	7.5%
Registered Investment Companies	4.2%
Preferred Stock	0.2%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	12.3%
Financials	12.2%
Consumer Discretionary	11.0%
Real Estate	9.3%
Industrials	7.8%
Health Care	6.8%
Consumer Staples	6.0%
Materials	4.9%
Energy	4.7%
Telecommunications Services	4.4%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	1.9%
Amazon.com, Inc.	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
UnitedHealth Group, Inc.	1.4%
Philip Morris International, Inc.	1.0%
Materials Select Sector SPDR Fund	1.0%
Goldman Sachs Group, Inc.	1.0%
Visa, Inc.	1.0%
Facebook, Inc.	1.0%

These securities represent 13.7% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT BALANCED INCOME PLUS PORTFOLIO

John T. Groton, CFA, Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Portfolio Composition
(% of Portfolio)
Common Stock	42.8%
Long-Term Fixed Income	29.4%
Bank Loans	15.2%
Short-Term Investments	9.1%
Registered Investment Companies	2.4%
Preferred Stock	1.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	13.0%
Information Technology	10.4%
Consumer Discretionary	9.5%
Telecommunications Services	7.2%
Foreign Government	6.7%
Consumer Staples	6.7%
Real Estate	6.4%
Materials	5.9%
Mortgage-Backed Securities	5.8%
Industrials	5.4%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Apple, Inc.	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
Amazon.com, Inc.	1.2%
UnitedHealth Group, Inc.	1.0%
Philip Morris International, Inc.	0.9%
Materials Select Sector SPDR Fund	0.7%
Goldman Sachs Group, Inc.	0.7%
Visa, Inc.	0.7%

These securities represent 11.0% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT DIVERSIFIED INCOME PLUS PORTFOLIO

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income	47.0%
Common Stock	25.5%
Bank Loans	12.2%
Short-Term Investments	11.0%
Registered Investment Companies	2.2%
Preferred Stock	2.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	15.4%
Collateralized Mortgage Obligations	9.7%
Telecommunications Services	7.9%
Consumer Discretionary	7.7%
Information Technology	7.4%
Consumer Staples	6.7%
Materials	6.1%
Mortgage-Backed Securities	6.0%
Asset-Backed Securities	4.7%
Energy	4.7%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Apple, Inc.	0.7%
Amazon.com, Inc.	0.7%
UnitedHealth Group, Inc.	0.6%
Philip Morris International, Inc.	0.5%
Alerian MLP ETF	0.5%
Goldman Sachs Group, Inc., Convertible	0.5%

These securities represent 9.1% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT OPPORTUNITY INCOME PLUS PORTFOLIO

Gregory R. Anderson, CFA, Michael G. Landreville, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA, Portfolio Co-Managers

Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.

The Portfolio primarily invests in a broad range of debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Foreign Government	14.3%
Communications Services	13.3%
Mortgage-Backed Securities	11.4%
Financials	9.4%
Consumer Non-Cyclical	7.6%
Collateralized Mortgage Obligations	6.7%
Consumer Cyclical	5.8%
Asset-Backed Securities	5.5%
Technology	4.6%
Capital Goods	3.8%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.5%
Vanguard Short-Term Corporate Bond ETF	1.6%
Valeant Pharmaceuticals International, Inc., Term Loan	1.0%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	1.0%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	1.0%
SPDR Bloomberg Barclays High Yield Bond ETF	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Scientific Games International, Inc., Term Loan	0.8%

These securities represent 15.6% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT PARTNER HEALTHCARE PORTFOLIO

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio primarily invests in healthcare companies, which are subject to numerous risks including legislative or regulatory changes and adverse market conditions. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition
(% of Portfolio)
Common Stock	91.8%
Short-Term Investments	8.2%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Pharmaceuticals	42.9%
Biotechnology	22.2%
Health Care Equipment	21.0%
Health Care Facilities	2.6%
Health Care Services	1.7%
Health Care Technology	1.2%

Top 10 Holdings
(% of Net Assets)
Pfizer, Inc.	7.5%
Johnson & Johnson	7.5%
Merck & Company, Inc.	7.5%
Novartis AG ADR	7.5%
Medtronic plc	5.6%
Celgene Corporation	4.7%
Regeneron Pharmaceuticals, Inc.	4.0%
BioMarin Pharmaceutical, Inc.	4.0%
Teva Pharmaceutical Industries, Ltd. ADR	3.3%
Mylan NV	3.1%

These securities represent 54.7% of the total net assets of the Portfolio.

THRIVENT PARTNER EMERGING MARKETS PORTFOLIO

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

The Portfolio primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. To the extent that the financials sector continues to represent a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.

Portfolio Composition
(% of Portfolio)
Common Stock	91.2%
Preferred Stock	5.7%
Short-Term Investments	3.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	27.9%
Consumer Staples	16.6%
Information Technology	13.2%
Consumer Discretionary	11.0%
Materials	9.0%
Energy	6.0%
Real Estate	5.6%
Telecommunications Services	5.4%
Industrials	1.5%
Health Care	1.2%

Top 10 Countries
(% of Net Assets)
India	16.5%
Brazil	12.2%
Hong Kong	11.3%
South Korea	8.3%
Mexico	7.5%
Indonesia	5.3%
Taiwan	5.0%
Thailand	4.5%
Turkey	3.9%
Philippines	3.8%

Investments in securities in these countries represent 78.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings, and Top 10 countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings, and Top 10 countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio focuses on income-producing equity securities of U.S. real estate companies. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	99.4%
Short-Term Investments	0.5%
Registered Investment Companies	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Residential REITs	19.2%
Retail REITs	18.9%
Specialized REITs	17.3%
Office REITs	14.9%
Health Care REITs	9.5%
Industrial REITs	7.8%
Hotel & Resort REITs	6.3%
Diversified REITs	4.6%
Information Technology	0.4%
Mortgage REITs	0.2%

Top 10 Holdings
(% of Net Assets)
Simon Property Group, Inc.	6.9%
Prologis, Inc.	4.0%
AvalonBay Communities, Inc.	3.8%
Equinix, Inc.	3.2%
Public Storage, Inc.	3.0%
Welltower, Inc.	2.7%
Boston Properties, Inc.	2.6%
Equity Residential	2.5%
Essex Property Trust, Inc.	2.5%
Vornado Realty Trust	2.3%

These securities represent 33.5% of the total net assets of the Portfolio.

THRIVENT SMALL CAP STOCK PORTFOLIO

Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	95.0%
Registered Investment Companies	2.7%
Short-Term Investments	2.3%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.9%
Industrials	21.0%
Information Technology	16.2%
Health Care	12.1%
Consumer Discretionary	8.7%
Materials	3.6%
Real Estate	3.5%
Energy	3.1%
Equity Funds/ETFs	2.7%
Utilities	2.3%

Top 10 Holdings
(% of Net Assets)
Arista Networks, Inc.	2.8%
AZZ, Inc.	2.0%
Tupperware Brands Corporation	2.0%
Kirby Corporation	2.0%
Assured Guaranty, Ltd.	1.8%
Chemed Corporation	1.7%
Synovus Financial Corporation	1.7%
National Instruments Corporation	1.7%
Pegasystems, Inc.	1.6%
Dolby Laboratories, Inc.	1.6%

These securities represent 18.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sector and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT SMALL CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio primarily invests in small company common stocks. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition
(% of Portfolio)
Common Stock	95.4%
Short-Term Investments	4.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	18.9%
Financials	16.0%
Consumer Discretionary	15.8%
Information Technology	13.9%
Health Care	12.4%
Real Estate	6.7%
Materials	5.1%
Consumer Staples	3.0%
Utilities	2.7%
Energy	2.5%

Top 10 Holdings
(% of Net Assets)
MKS Instruments, Inc.	0.5%
ALLETE, Inc.	0.5%
CoreSite Realty Corporation	0.5%
Healthcare Services Group, Inc.	0.5%
Spire, Inc.	0.5%
Integra LifeSciences Holdings Corporation	0.5%
Chemed Corporation	0.4%
ProAssurance Corporation	0.4%
Lumentum Holdings, Inc.	0.4%
Sterling Bancorp	0.4%

These securities represent 4.6% of the total net assets of the Portfolio.

THRIVENT MID CAP STOCK PORTFOLIO

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	94.1%
Short-Term Investments	5.9%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	19.0%
Financials	18.7%
Information Technology	16.8%
Consumer Discretionary	11.9%
Health Care	9.5%
Real Estate	6.4%
Materials	4.4%
Energy	4.1%
Consumer Staples	1.7%
Utilities	1.4%

Top 10 Holdings
(% of Net Assets)
Southwest Airlines Company	4.1%
Zions Bancorporation	3.7%
Alliance Data Systems Corporation	3.5%
Applied Materials, Inc.	3.3%
Steel Dynamics, Inc.	3.0%
First Republic Bank	2.9%
Oshkosh Corporation	2.8%
Red Hat, Inc.	2.7%
Raymond James Financial, Inc.	2.6%
KeyCorp	2.6%

These securities represent 31.2% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MID CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

The Portfolio primarily invests in mid-sized company stocks, which often have greater price volatility, lower trading volume, and less liquidity than stocks of larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition
(% of Portfolio)
Common Stock	97.0%
Short-Term Investments	3.0%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	17.2%
Financials	16.0%
Industrials	14.8%
Consumer Discretionary	11.2%
Real Estate	9.6%
Health Care	8.9%
Materials	7.4%
Utilities	5.3%
Consumer Staples	3.6%
Energy	2.9%

Top 10 Holdings
(% of Net Assets)
ResMed, Inc.	0.6%
Packaging Corporation of America	0.6%
Domino’s Pizza, Inc.	0.6%
Duke Realty Corporation	0.6%
Cadence Design Systems, Inc.	0.6%
MSCI, Inc.	0.5%
Teleflex, Inc.	0.5%
SVB Financial Group	0.5%
Alleghany Corporation	0.5%
Trimble, Inc.	0.5%

These securities represent 5.5% of the total net assets of the Portfolio.

THRIVENT PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Managed by Thrivent Asset Management, LLC, and subadvisers Principal Global Investors, LLC, Aberdeen Asset Managers Limited and Goldman Sachs Asset Management, L.P.

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Portfolio’s sub-advisers may not be complementary.

Portfolio Composition
(% of Portfolio)
Common Stock	88.3%
Long-Term Fixed Income	8.9%
Short-Term Investments	1.6%
Preferred Stock	1.1%
Registered Investment Companies	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	17.2%
Industrials	13.9%
Consumer Discretionary	11.2%
Consumer Staples	9.4%
Materials	7.9%
Information Technology	7.7%
Health Care	7.5%
Energy	6.8%
Foreign Government	5.9%
Real Estate	3.8%

Top 10 Countries
(% of Net Assets)
Japan	18.5%
United Kingdom	11.4%
Germany	6.1%
Switzerland	6.0%
Australia	5.3%
France	4.9%
Canada	3.1%
Hong Kong	2.9%
Sweden	2.9%
India	2.5%

Investments in securities in these countries represent 63.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP STOCK PORTFOLIO

Darren M. Bagwell, CFA, and Kurt J. Lauber, CFA, Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition
(% of Portfolio)
Common Stock	90.2%
Short-Term Investments	9.5%
Preferred Stock	0.2%
Registered Investment Companies	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	16.7%
Financials	16.0%
Consumer Discretionary	12.4%
Industrials	11.1%
Health Care	10.0%
Energy	5.7%
Materials	4.9%
Consumer Staples	3.1%
Utilities	3.0%
Telecommunications Services	1.4%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	4.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.3%
Comcast Corporation	2.2%
PG&E Corporation	2.0%
Goldman Sachs Group, Inc.	1.9%
Alphabet, Inc., Class C	1.9%
Facebook, Inc.	1.7%
Citigroup, Inc.	1.7%
Boeing Company	1.5%

These securities represent 22.8% of the total net assets of the Portfolio.

THRIVENT PARTNER ALL CAP PORTFOLIO

Subadvised by FIAM LLC, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition
(% of Portfolio)
Common Stock	98.8%
Short-Term Investments	1.2%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	21.4%
Financials	14.7%
Health Care	13.9%
Consumer Discretionary	12.3%
Industrials	10.9%
Consumer Staples	8.4%
Energy	5.6%
Real Estate	3.4%
Materials	3.2%
Utilities	3.2%

Top 10 Holdings
(% of Net Assets)
Alphabet, Inc., Class A	3.6%
Citigroup, Inc.	2.8%
Pioneer Natural Resources Company	2.5%
Apple, Inc.	2.2%
FedEx Corporation	1.9%
Ingersoll-Rand plc	1.8%
Broadcom, Ltd.	1.8%
Diamondback Energy, Inc.	1.7%
Danaher Corporation	1.7%
Amazon.com, Inc.	1.7%

These securities represent 21.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP GROWTH PORTFOLIO

Darren M. Bagwell, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market.

Portfolio Composition
(% of Portfolio)
Common Stock	95.2%
Short-Term Investments	4.1%
Registered Investment Companies	0.7%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	46.2%
Consumer Discretionary	20.5%
Health Care	14.8%
Industrials	7.1%
Financials	4.7%
Energy	1.6%
Consumer Staples	1.4%
Equity Funds/ETFs	0.7%

Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc.	9.3%
Facebook, Inc.	6.8%
Alphabet, Inc., Class A	5.1%
Visa, Inc.	5.1%
Apple, Inc.	5.0%
MasterCard, Inc.	4.1%
Microsoft Corporation	4.0%
Salesforce.com, Inc.	3.6%
UnitedHealth Group, Inc.	3.3%
PayPal Holdings, Inc.	3.2%

These securities represent 49.5% of the total net assets of the Portfolio.

THRIVENT PARTNER GROWTH STOCK PORTFOLIO

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	94.8%
Short-Term Investments	4.8%
Preferred Stock	0.4%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	36.6%
Consumer Discretionary	20.0%
Health Care	16.7%
Industrials	8.7%
Financials	5.9%
Consumer Staples	3.0%
Real Estate	2.7%
Utilities	0.9%
Telecommunications Services	0.7%

Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc.	6.0%
Apple, Inc.	5.2%
Facebook, Inc.	3.6%
Priceline Group, Inc.	3.4%
Alphabet, Inc., Class A	3.1%
Microsoft Corporation	3.1%
PayPal Holdings, Inc.	2.8%
Visa, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Alibaba Group Holding, Ltd. ADR	2.4%

These securities represent 34.8% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LARGE CAP VALUE PORTFOLIO

Kurt J. Lauber, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	97.7%
Short-Term Investments	2.3%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	27.5%
Information Technology	16.0%
Health Care	11.8%
Industrials	10.3%
Consumer Discretionary	10.2%
Energy	9.4%
Consumer Staples	4.4%
Materials	3.4%
Utilities	3.0%
Telecommunications Services	1.7%

Top 10 Holdings
(% of Net Assets)
Citigroup, Inc.	4.4%
Bank of America Corporation	4.0%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	3.9%
Comcast Corporation	3.2%
Chevron Corporation	3.1%
Merck & Company, Inc.	3.1%
PG&E Corporation	3.0%
Oracle Corporation	2.7%
MetLife, Inc.	2.4%

These securities represent 33.8% of the total net assets of the Portfolio.

THRIVENT LARGE CAP INDEX PORTFOLIO

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

The Portfolio primarily invests in large company common stocks. Large companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition
(% of Portfolio)
Common Stock	95.8%
Short-Term Investments	4.2%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	21.4%
Financials	13.9%
Health Care	13.8%
Consumer Discretionary	11.9%
Industrials	9.8%
Consumer Staples	8.7%
Energy	5.8%
Utilities	3.0%
Real Estate	2.8%
Materials	2.6%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	3.4%
Microsoft Corporation	2.5%
Amazon.com, Inc.	1.8%
Johnson & Johnson	1.6%
Facebook, Inc.	1.6%
Exxon Mobil Corporation	1.6%
J.P. Morgan Chase & Company	1.5%
Berkshire Hathaway, Inc.	1.5%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.2%

These securities represent 18.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT LOW VOLATILITY EQUITY PORTFOLIO

Noah J. Monsen, CFA, Portfolio Manager

The Portfolio seeks long-term capital growth with lower volatility relative to the global equity markets.

The Portfolio primarily invests in equity securities. Although the Portfolio seeks lower volatility than the global equity markets, its returns will experience some volatility. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition
(% of Portfolio)
Common Stock	83.5%
Short-Term Investments	15.4%
Preferred Stock	1.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	14.6%
Health Care	12.0%
Information Technology	10.9%
Industrials	10.6%
Consumer Staples	10.3%
Consumer Discretionary	8.1%
Utilities	4.9%
Telecommunications Services	4.7%
Energy	2.6%
Materials	2.2%

Top 10 Holdings
(% of Net Assets)
Oracle Corporation	1.4%
Canon, Inc.	1.3%
Johnson & Johnson	1.3%
Aon plc	1.3%
Chubb, Ltd.	1.3%
CIGNA Corporation	1.2%
Marsh & McLennan Companies, Inc.	1.2%
3M Company	1.2%
Allstate Corporation	1.2%
Berkshire Hathaway, Inc.	1.2%

These securities represent 12.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT MULTIDIMENSIONAL INCOME PORTFOLIO

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, and Kent L. White, CFA, Portfolio Co-Managers

The Portfolio seeks a high level of current income and, secondarily, growth of capital.

The Portfolio allocates its assets across multiple income and growth producing asset classes and strategies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, closed-end funds, BDCs, MLPs, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Fixed Income Funds/ETFs	26.9%
Financials	13.5%
Mortgage-Backed Securities	12.8%
Foreign Government	9.7%
Communications Services	6.0%
Consumer Non-Cyclical	5.6%
Equity Funds/ETFs	5.0%
Technology	2.4%
Consumer Cyclical	2.2%
Collateralized Mortgage Obligations	2.3%

Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Barclays High Yield Bond ETF	10.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	8.9%
iShares iBoxx $ High Yield Corporate Bond ETF	5.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares 0-5 Year High Yield Corporate Bond ETF	2.0%
iShares S&P U.S. Preferred Stock Index Fund	1.0%
Bunge, Ltd., Convertible, 4.875%	0.9%
DISH Network Corporation, Convertible	0.9%
Wells Fargo Mortgage Backed Securities Trust	0.8%

These securities represent 37.3% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT HIGH YIELD PORTFOLIO

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. Convertible securities are subject to additional risks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors
(% of Net Assets)
Communications Services	15.9%
Consumer Cyclical	13.6%
Energy	13.3%
Consumer Non-Cyclical	10.9%
Financials	9.8%
Capital Goods	9.0%
Basic Materials	6.9%
Technology	6.4%
Utilities	3.4%
Transportation	2.7%

Top 10 Holdings
(% of Net Assets)
Sprint Corporation	2.2%
Alliance Data Systems Corporation	0.8%
Neptune Finco Corporation	0.8%
Valeant Pharmaceuticals International, Inc.	0.8%
Berry Plastics Corporation	0.8%
Intelsat Jackson Holdings SA	0.7%
Quicken Loans, Inc.	0.7%
CCO Holdings, LLC	0.7%
Sprint Communications, Inc.	0.7%
Columbus International, Inc.	0.6%

These securities represent 8.8% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT INCOME PORTFOLIO

Stephen D. Lowe, CFA, Portfolio Manager*

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets. To the extent that the financials sector continues to represent a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.

*	Kent L. White, CFA has joined Stephen D. Lowe, CFA as a portfolio manager of the Portfolio.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Financials	28.2%
Energy	10.6%
Consumer Non-Cyclical	10.2%
Communications Services	9.7%
Utilities	6.0%
U.S. Government and Agencies	5.6%
Consumer Cyclical	4.8%
Mortgage-Backed Securities	4.6%
Technology	4.2%
Basic Materials	3.2%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	0.7%
U.S. Treasury Bonds	0.6%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Notes	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%

These securities represent 7.3% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT BOND INDEX PORTFOLIO*

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio primarily invests in investment-grade bonds and other debt securities. The value of the Portfolio is influenced by factors impacting the overall market, the debt market in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Collateralized debt obligations are subject to additional risks. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

*	Shareholders of the Thrivent Bond Index Portfolio approved changes described in a prospectus supplement dated August 18, 2017, which is included at the back of this semiannual report.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	40.9%
Mortgage-Backed Securities	28.1%
Financials	7.7%
Fixed Income Funds/ETFs	3.9%
Consumer Non-Cyclical	3.5%
Consumer Cyclical	2.4%
Foreign Government	2.3%
Utilities	2.3%
Energy	2.0%
Commercial Mortgage-Backed Securities	1.7%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	9.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	7.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9%
U.S. Treasury Notes	3.8%
U.S. Treasury Notes	3.8%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%

These securities represent 44.7% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT LIMITED MATURITY BOND PORTFOLIO

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

The Portfolio primarily invests in investment-grade debt securities. The value of the Portfolio is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Collateralized debt obligations are subject to additional risks. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Asset-Backed Securities	26.7%
Financials	21.6%
U.S. Government and Agencies	14.5%
Consumer Non-Cyclical	6.0%
Collateralized Mortgage Obligations	5.7%
Energy	3.8%
Communications Services	3.0%
Mortgage-Backed Securities	2.8%
Commercial Mortgage-Backed Securities	2.8%
Utilities	2.6%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	4.3%
U.S. Treasury Notes, TIPS	2.2%
U.S. Treasury Notes	1.4%
U.S. Treasury Notes	1.1%
U.S. Treasury Bonds, TIPS	0.9%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	0.8%
Federal National Mortgage Association	0.8%
U.S. Treasury Bonds, TIPS	0.8%
Commercial Mortgage Trust	0.8%
U.S. Treasury Bonds, TIPS	0.7%

These securities represent 13.8% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT MONEY MARKET PORTFOLIO

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1 per share.

The Portfolio invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Portfolio’s ability to maintain a stable share price. Securities issued or guaranteed by U.S government related organizations are not backed by the full faith and credit of the U.S government.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt	86.3%
U.S. Treasury Debt	13.7%
Total	100.0%

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Quoted Portfolio Composition is subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 1/1/2017 - 6/30/2017*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,105	$3.03	0.58%
Hypothetical**	$1,000	$1,022	$2.91	0.58%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,080	$2.39	0.46%
Hypothetical**	$1,000	$1,022	$2.32	0.46%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,063	$2.32	0.45%
Hypothetical**	$1,000	$1,023	$2.27	0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,048	$2.37	0.47%
Hypothetical**	$1,000	$1,022	$2.35	0.47%
Thrivent Growth and Income Plus Portfolio
Actual	$1,000	$1,071	$4.11	0.80%
Hypothetical**	$1,000	$1,021	$4.01	0.80%
Thrivent Balanced Income Plus Portfolio
Actual	$1,000	$1,060	$3.36	0.66%
Hypothetical**	$1,000	$1,022	$3.30	0.66%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,052	$2.43	0.48%
Hypothetical**	$1,000	$1,022	$2.39	0.48%
Thrivent Opportunity Income Plus Portfolio
Actual	$1,000	$1,027	$3.32	0.66%
Hypothetical**	$1,000	$1,022	$3.31	0.66%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,200	$5.05	0.93%
Hypothetical**	$1,000	$1,020	$4.64	0.93%

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 1/1/2017 - 6/30/2017*	Annualized Expense Ratio
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$1,172	$7.00	1.30%
Hypothetical**	$1,000	$1,018	$6.51	1.30%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,024	$4.52	0.90%
Hypothetical**	$1,000	$1,020	$4.51	0.90%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,084	$3.75	0.73%
Hypothetical**	$1,000	$1,021	$3.64	0.73%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,028	$1.36	0.27%
Hypothetical**	$1,000	$1,023	$1.36	0.27%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,073	$3.47	0.67%
Hypothetical**	$1,000	$1,021	$3.38	0.67%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,059	$1.42	0.28%
Hypothetical**	$1,000	$1,023	$1.40	0.28%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$1,142	$4.64	0.87%
Hypothetical**	$1,000	$1,020	$4.38	0.87%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,108	$3.46	0.66%
Hypothetical**	$1,000	$1,022	$3.32	0.66%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,104	$4.23	0.81%
Hypothetical**	$1,000	$1,021	$4.07	0.81%
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,153	$2.36	0.44%
Hypothetical**	$1,000	$1,023	$2.22	0.44%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,195	$4.35	0.80%
Hypothetical**	$1,000	$1,021	$4.01	0.80%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,052	$3.25	0.64%
Hypothetical**	$1,000	$1,022	$3.20	0.64%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,092	$1.29	0.25%
Hypothetical**	$1,000	$1,024	$1.25	0.25%
Thrivent Low Volatility Equity Portfolio
Actual	$1,000	$1,018	$1.35	0.78%
Hypothetical**	$1,000	$1,007	$1.35	0.78%
Thrivent Multidimensional Income Portfolio
Actual	$1,000	$1,006	$1.59	0.92%
Hypothetical**	$1,000	$1,007	$1.59	0.92%
Thrivent High Yield Portfolio
Actual	$1,000	$1,045	$2.27	0.45%
Hypothetical**	$1,000	$1,023	$2.24	0.45%
Thrivent Income Portfolio
Actual	$1,000	$1,038	$2.22	0.44%
Hypothetical**	$1,000	$1,023	$2.20	0.44%

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period 1/1/2017 - 6/30/2017*	Annualized Expense Ratio
Thrivent Bond Index Portfolio
Actual	$1,000	$1,022	$2.28	0.45%
Hypothetical**	$1,000	$1,023	$2.28	0.45%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,015	$2.24	0.45%
Hypothetical**	$1,000	$1,023	$2.25	0.45%
Thrivent Money Market Portfolio
Actual	$1,000	$1,002	$2.24	0.45%
Hypothetical**	$1,000	$1,023	$2.26	0.45%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Low Volatility Equity Portfolio and the Multidimensional Income Portfolio expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 63/365 to reflect the inception date short period.
**	Assuming 5% annualized total return before expenses.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

			% of Net
Shares	Common Stock (50.7%)	Value	Assets
Consumer Discretionary (8.0%)
17,326	Amazon.com, Inc.[a]	$16,771,568	1.4%
173,341	Comcast Corporation	6,746,432	0.6%
43,870	Home Depot, Inc.	6,729,658	0.6%
1,900	Priceline Group, Inc.[a]	3,553,988	0.3%
57,441	Starbucks Corporation	3,349,385	0.3%
31,863	Walt Disney Company	3,385,444	0.3%
	Other Securities^	54,293,152	4.5%

	Total	94,829,627

Consumer Staples (1.3%)
35,980	Altria Group, Inc.	2,679,431	0.2%
	Other Securities^	12,511,645	1.1%

	Total	15,191,076

Energy (1.5%)
	Other Securities^	17,162,545	1.5%

	Total	17,162,545

Financials (7.4%)
282,764	Bank of America Corporation	6,859,855	0.6%
39,080	Citigroup, Inc.	2,613,670	0.2%
29,568	First Republic Bank	2,959,757	0.3%
20,200	Goldman Sachs Group, Inc.	4,482,380	0.4%
	Other Securities^	70,660,439	5.9%

	Total	87,576,101

Health Care (7.1%)
27,976	Alexion Pharmaceuticals, Inc.[a]	3,403,840	0.3%
45,755	Celgene Corporation[a]	5,942,202	0.5%
108,200	Hologic, Inc.[a]	4,910,116	0.4%
18,660	Johnson & Johnson	2,468,531	0.2%
58,090	Medtronic plc	5,155,487	0.4%
39,193	NuVasive, Inc.[a]	3,014,726	0.3%
44,140	UnitedHealth Group, Inc.	8,184,439	0.7%
65,420	Zoetis, Inc.	4,080,900	0.3%
	Other Securities^	47,505,035	4.0%

	Total	84,665,276

Industrials (7.1%)
44,875	AZZ, Inc.	2,504,025	0.2%
82,518	CSX Corporation	4,502,182	0.4%
25,130	Cummins, Inc.	4,076,589	0.3%
34,113	Eaton Corporation plc	2,655,015	0.2%
111,271	Southwest Airlines Company	6,914,380	0.6%
	Other Securities^	64,068,323	5.4%

	Total	84,720,514

Information Technology (14.8%)
26,350	Alliance Data Systems Corporation	6,763,781	0.6%
10,023	Alphabet, Inc., Class Aa	9,318,183	0.8%
6,247	Alphabet, Inc., Class Ca	5,676,836	0.5%
65,064	Apple, Inc.	9,370,517	0.8%
30,282	Arista Networks, Inc.[a]	4,535,941	0.4%
95,720	Ciena Corporation[a]	2,394,914	0.2%
75,890	Cisco Systems, Inc.	2,375,357	0.2%
65,468	Cognizant Technology Solutions Corporation	4,347,075	0.4%
52,050	Dolby Laboratories, Inc.	2,548,368	0.2%
81,890	Facebook, Inc.[a]	12,363,752	1.0%
68,550	FLIR Systems, Inc.	2,375,943	0.2%
39,322	Guidewire Software, Inc.[a]	2,701,815	0.2%
73,872	MasterCard, Inc.	8,971,754	0.8%
114,040	Microsoft Corporation	7,860,777	0.7%
120,213	PayPal Holdings, Inc.[a]	6,451,832	0.5%
33,706	Proofpoint, Inc.[a]	2,926,692	0.3%
87,050	Salesforce.com, Inc.[a]	7,538,530	0.6%
98,090	Visa, Inc.	9,198,880	0.8%
	Other Securities^	67,881,973	5.6%

	Total	175,602,920

Materials (1.6%)
	Other Securities^	18,537,904	1.6%

	Total	18,537,904

Real Estate (1.2%)
	Other Securities^	14,409,988	1.2%

	Total	14,409,988

Telecommunications Services (0.1%)
	Other Securities^	1,547,150	0.1%

	Total	1,547,150

Utilities (0.6%)
	Other Securities^	7,342,509	0.6%

	Total	7,342,509

	Total Common Stock (cost $468,063,034)	601,585,610

	Registered Investment Companies (31.7%)
Affiliated Equity Holdings (28.6%)
3,563,837	Thrivent Large Cap Stock Portfolio	46,859,113	4.0%
3,311,080	Thrivent Large Cap Value Portfolio	56,186,053	4.7%
3,656,772	Thrivent Mid Cap Stock Portfolio	68,630,656	5.8%
12,302,797	Thrivent Partner Worldwide Allocation Portfolio	124,995,186	10.5%
2,246,652	Thrivent Small Cap Stock Portfolio	42,182,462	3.6%

	Total	338,853,470

Affiliated Fixed Income Holdings (2.0%)
1,817,596	Thrivent High Yield Portfolio	8,814,977	0.8%
477,105	Thrivent Income Portfolio	4,894,334	0.4%
947,950	Thrivent Limited Maturity Bond Portfolio	9,347,832	0.8%

	Total	23,057,143

Equity Funds/Exchange Traded Funds (1.1%)
22,455	iShares Russell 2000 Growth Index Fund	3,789,730	0.3%
20,666	SPDR S&P 500 ETF Trust	4,997,039	0.4%
	Other Securities^	4,626,837	0.4%

	Total	13,413,606

	Total Registered Investment Companies (cost $335,302,843)	375,324,219

Principal Amount	Long-Term Fixed Income (3.2%)
Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	214,628	<0.1%

	Total	214,628

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (3.2%)	Value	% of Net Assets
Mortgage-Backed Securities (1.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$7,475,000	3.500%, 7/1/2047[b]	$7,675,075	0.6%
4,375,000	4.000%, 7/1/2047[b]	4,598,193	0.4%
3,425,000	3.000% - 4.500%, 7/1/2047[b]	3,536,172	0.3%
	Other Securities^	2,291,648	0.2%

	Total	18,101,088

U.S. Government and Agencies (1.7%)
	U.S. Treasury Bonds
2,028,000	2.500% - 3.625%, 2/15/2044 - 5/15/2046	2,262,633	0.2%
	U.S. Treasury Bonds, TIPS
1,843,772	0.375% - 0.625%, 1/15/2026 - 1/15/2027	1,842,805	0.2%
	U.S. Treasury Notes
2,520,000	0.750%, 2/15/2019	2,495,687	0.2%
3,425,000	1.125%, 8/31/2021	3,334,560	0.3%
5,100,000	1.625%, 10/31/2023	4,966,324	0.4%
5,415,000	0.875% - 2.250%, 3/31/2018 - 11/15/2026	5,411,430	0.4%
	Other Securities^	216,817	<0.1%

	Total	20,530,256

	Total Long-Term Fixed Income (cost $38,797,948)	38,845,972

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
	Other Securities^	59,295	<0.1%

	Total	59,295

	Total Preferred Stock (cost $55,807)	59,295

Shares or Principal Amount	Short-Term Investments (16.1%)[c]
	Federal Home Loan Bank Discount Notes
5,200,000	0.860%, 7/26/2017[d]	5,196,677	0.5%
	Thrivent Core Short-Term Reserve Fund
18,102,780	1.240%	181,027,802	15.2%
	Other Securities^	4,892,293	0.4%

	Total Short-Term Investments (cost $191,116,801)	191,116,772

	Total Investments (cost $1,033,336,433) 101.7%	$1,206,931,868

	Other Assets and Liabilities, Net (1.7%)	(19,982,211)

	Total Net Assets 100.0%	$1,186,949,657

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$188,612,546
Gross unrealized depreciation	(18,176,431)

Net unrealized appreciation (depreciation)	$170,436,115

Cost for federal income tax purposes	$1,036,495,753

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	94,829,627	93,613,094	1,216,516	17
Consumer Staples	15,191,076	14,571,650	619,426	—
Energy	17,162,545	16,320,406	842,139	—
Financials	87,576,101	85,348,382	2,227,719	—
Health Care	84,665,276	84,023,222	642,054	—
Industrials	84,720,514	82,972,575	1,747,697	242
Information Technology	175,602,920	175,121,086	481,834	—
Materials	18,537,904	17,267,443	1,270,460	1
Real Estate^	14,409,988	14,063,434	346,554	0
Telecommunications Services	1,547,150	1,001,319	545,831	—
Utilities	7,342,509	6,957,729	384,780	—
Registered Investment Companies
Affiliated Equity Holdings	338,853,470	338,853,470	—	—
Affiliated Fixed Income Holdings	23,057,143	23,057,143	—	—
Equity Funds/Exchange Traded Funds	13,413,606	13,413,606	—	—
Long-Term Fixed Income
Collateralized Mortgage Obligations	214,628	—	214,628	—
Mortgage-Backed Securities	18,101,088	—	18,101,088	—
U.S. Government and Agencies	20,530,256	—	20,530,256	—
Preferred Stock
Consumer Staples	59,295	—	59,295	—
Short-Term Investments	10,088,970	—	10,088,970	—

Subtotal Investments in Securities	$1,025,904,066	$966,584,559	$59,319,247	$260

Other Investments *	Total
Short-Term Investments	181,027,802

Subtotal Other Investments	$181,027,802

Total Investments at Value	$1,206,931,868

*       Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement,
securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and
Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	507,896	507,896	—	—

Total Asset Derivatives	$507,896	$507,896	$—	$—

Liability Derivatives
Futures Contracts	792,800	792,800	—	—

Total Liability Derivatives	$792,800	$792,800	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $9,989,080 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(11)	September 2017	($2,380,951)	($2,377,203)	$3,748
5-Yr. U.S. Treasury Bond Futures	33	September 2017	3,897,454	3,888,586	(8,868)
10-Yr. U.S. Treasury Bond Futures	(27)	September 2017	(3,389,890)	(3,389,343)	547
20-Yr. U.S. Treasury Bond Futures	10	September 2017	1,525,423	1,536,875	11,452
CME Ultra Long Term U.S. Treasury Bond	8	September 2017	1,299,839	1,327,000	27,161
ICE mini MSCI EAFE Index	1,877	September 2017	177,709,683	177,338,960	(370,723)
NYBOT NYF mini Russell 2000 Index	(807)	September 2017	(57,206,620)	(57,067,005)	139,615
S&P 400 Index Mini-Futures	(829)	September 2017	(145,077,063)	(144,751,690)	325,373
S&P 500 Index Futures	303	September 2017	183,796,384	183,383,175	(413,209)
Total Futures Contracts					($284,904)

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$42,908
Total Interest Rate Contracts		42,908
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	464,988
Total Equity Contracts		464,988

Total Asset Derivatives		$507,896

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,868
Total Interest Rate Contracts		8,868
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	783,932
Total Equity Contracts		783,932

Total Liability Derivatives		$792,800

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	23,489,889
Total Equity Contracts		23,489,889
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	67,552
Total Interest Rate Contracts		67,552

Total		$23,557,441

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	55,538
Total Interest Rate Contracts		55,538
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,713,172)
Total Equity Contracts		(1,713,172)

Total		($1,657,634)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$452,538,067	39.8%
Interest Rate Contracts	11,633,268	1.0

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Small Cap Stock	$38,931,305	$2,631,430	$—	2,246,652	$42,182,462	$147,046
Mid Cap Stock	63,971,952	5,651,784	—	3,656,772	68,630,656	240,090
Partner Worldwide Allocation	109,497,545	2,621,276	—	12,302,797	124,995,186	2,621,276
Large Cap Value	53,389,419	2,366,301	—	3,311,080	56,186,053	784,110
Large Cap Stock	42,283,026	894,547	—	3,563,837	46,859,113	601,497
High Yield	8,435,903	237,252	—	1,817,596	8,814,977	237,230
Income	4,713,587	91,409	—	477,105	4,894,334	79,852
Limited Maturity Bond	9,207,570	89,237	—	947,950	9,347,832	89,216
Cash Management Trust- Collateral Investment	1,164,525	—	1,164,525	—	—	347
Core Short-Term Reserve Fund	116,058,618	120,514,990	55,545,806	18,102,780	181,027,802	833,447
Total Value and Income Earned	$447,653,450				$542,938,415	$5,634,111

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$3,386,535	0.1%

	Total	3,386,535

Capital Goods (0.1%)
	Other Securities^	3,977,791	0.1%

	Total	3,977,791

Communications Services (0.3%)
	Other Securities^	19,281,866	0.3%

	Total	19,281,866

Consumer Cyclical (0.1%)
	Other Securities^	6,147,120	0.1%

	Total	6,147,120

Consumer Non-Cyclical (0.1%)
	Other Securities^	7,709,912	0.1%

	Total	7,709,912

Energy (0.1%)
	Other Securities^	2,422,470	0.1%

	Total	2,422,470

Financials (0.1%)
	Other Securities^	3,672,547	0.1%

	Total	3,672,547

Technology (0.1%)
	Other Securities^	4,924,043	0.1%

	Total	4,924,043

Transportation (<0.1%)
	Other Securities^	2,290,073	<0.1%

	Total	2,290,073

Utilities (<0.1%)
	Other Securities^	1,794,207	<0.1%

	Total	1,794,207

	Total Bank Loans (cost $56,022,565)	55,606,564

Shares	Common Stock (37.9%)
Consumer Discretionary (5.5%)
55,432	Amazon.com, Inc.[a]	53,658,176	0.9%
713,130	Comcast Corporation	27,755,020	0.5%
143,830	Home Depot, Inc.	22,063,522	0.4%
132,438	Lowe’s Companies, Inc.	10,267,918	0.2%
6,090	Priceline Group, Inc.[a]	11,391,467	0.2%
183,644	Starbucks Corporation	10,708,282	0.2%
101,884	Walt Disney Company	10,825,175	0.2%
	Other Securities^	169,789,125	2.9%

	Total	316,458,685

Consumer Staples (1.1%)
	Other Securities^	60,858,684	1.1%

	Total	60,858,684

Energy (1.3%)
	Other Securities^	72,339,389	1.3%

	Total	72,339,389

Financials (6.5%)
1,219,734	Bank of America Corporation	29,590,747	0.5%
250,770	Citigroup, Inc.	16,771,498	0.3%
80,860	Goldman Sachs Group, Inc.	17,942,834	0.3%
	Other Securities^	311,329,004	5.4%

	Total	375,634,083

Health Care (4.9%)
89,526	Alexion Pharmaceuticals, Inc.[a]	10,892,628	0.2%
149,547	Celgene Corporation[a]	19,421,669	0.3%
340,300	Hologic, Inc.[a]	15,442,814	0.3%
226,788	Medtronic plc	20,127,435	0.4%
309,280	Pfizer, Inc.	10,388,715	0.2%
163,179	UnitedHealth Group, Inc.	30,256,650	0.5%
205,450	Zoetis, Inc.	12,815,971	0.2%
	Other Securities^	159,680,353	2.8%

	Total	279,026,235

Industrials (5.2%)
291,195	CSX Corporation	15,887,599	0.3%
80,340	Cummins, Inc.	13,032,755	0.2%
320,871	Southwest Airlines Company	19,938,924	0.4%
	Other Securities^	249,360,046	4.3%

	Total	298,219,324

Information Technology (10.2%)
77,950	Alliance Data Systems Corporation	20,008,985	0.4%
32,283	Alphabet, Inc., Class Aa	30,012,859	0.5%
22,907	Alphabet, Inc., Class Ca	20,816,278	0.4%
232,626	Apple, Inc.	33,502,797	0.6%
77,158	Arista Networks, Inc.[a]	11,557,497	0.2%
487,560	Cisco Systems, Inc.	15,260,628	0.3%
209,319	Cognizant Technology Solutions Corporation	13,898,782	0.2%
261,370	Facebook, Inc.[a]	39,461,643	0.7%
292,780	FLIR Systems, Inc.	10,147,755	0.2%
243,489	MasterCard, Inc.	29,571,739	0.5%
456,690	Microsoft Corporation	31,479,642	0.6%
245,779	Oracle Corporation	12,323,359	0.2%
372,492	PayPal Holdings, Inc.[a]	19,991,646	0.4%
284,640	Salesforce.com, Inc.[a]	24,649,824	0.4%
313,550	Visa, Inc.	29,404,719	0.5%
	Other Securities^	241,664,304	4.1%

	Total	583,752,457

Materials (1.3%)
	Other Securities^	76,506,731	1.3%

	Total	76,506,731

Real Estate (1.1%)
	Other Securities^	63,208,730	1.1%

	Total	63,208,730

Telecommunications Services (0.1%)
	Other Securities^	8,605,565	0.1%

	Total	8,605,565

Utilities (0.7%)
	Other Securities^	37,302,614	0.7%

	Total	37,302,614

	Total Common Stock (cost $1,713,067,134)	2,171,912,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (37.2%)	Value	% of Net Assets
Affiliated Equity Holdings (30.3%)
25,235,015	Thrivent Large Cap Stock Portfolio	$331,802,589	5.8%
22,744,946	Thrivent Large Cap Value Portfolio	385,961,260	6.7%
20,616,494	Thrivent Mid Cap Stock Portfolio	386,932,415	6.7%
51,143,446	Thrivent Partner Worldwide Allocation Portfolio	519,612,296	9.1%
5,955,004	Thrivent Small Cap Stock Portfolio	111,809,371	2.0%

	Total	1,736,117,931

Affiliated Fixed Income Holdings (5.3%)
11,175,143	Thrivent High Yield Portfolio	54,197,210	0.9%
15,511,022	Thrivent Income Portfolio	159,118,269	2.8%
9,582,304	Thrivent Limited Maturity Bond Portfolio	94,492,060	1.6%

	Total	307,807,539

Equity Funds/Exchange Traded Funds (0.7%)
96,579	SPDR S&P 500 ETF Trust	23,352,802	0.4%
	Other Securities^	18,062,388	0.3%

	Total	41,415,190

Fixed Income Funds/Exchange Traded Funds (0.9%)
260,650	iShares iBoxx $ Investment Grade Corporate Bond ETF	31,410,932	0.6%
173,100	Vanguard Short-Term Corporate Bond ETF	13,854,924	0.2%
	Other Securities^	3,685,850	0.1%

	Total	48,951,706

	Total Registered Investment Companies (cost $1,806,926,719)	2,134,292,366

Principal Amount	Long-Term Fixed Income (15.3%)
Asset-Backed Securities (0.9%)
	U.S. Small Business Administration
$446,002	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	459,101	<0.1%
	Other Securities^	50,708,424	0.9%

	Total	51,167,525

Basic Materials (0.2%)
	Other Securities^	12,216,305	0.2%

	Total	12,216,305

Capital Goods (0.3%)
	Other Securities^	16,498,291	0.3%

	Total	16,498,291

Collateralized Mortgage Obligations (0.4%)
	Federal Home Loan Mortgage Corporation
3,199,377	3.000% - 4.000%, 7/15/2031 - 2/15/2033, Ser. 4170, Class IGb	362,231	<0.1%
	Federal National Mortgage Association
2,300,347	3.500%, 1/25/2033, Ser. 2012-150, Class YIb	300,740	<0.1%
	Other Securities^	24,994,888	0.4%

	Total	25,657,859

Commercial Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,400,982	2.776% - 3.430%, 3/25/2023 - 1/25/2027, Ser. K063, Class A2	8,713,124	0.2%
	Federal National Mortgage Association - ACES
6,605,756	2.416% - 2.961%, 9/25/2026 - 2/25/2027, Ser. 2017-M7, Class A2	6,564,369	0.1%
	Federal National Mortgage Association Grantor Trust
2,400,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	2,383,029	<0.1%
	Other Securities^	10,662,234	0.2%

	Total	28,322,756

Communications Services (0.6%)
	Other Securities^	35,515,235	0.6%

	Total	35,515,235

Consumer Cyclical (0.4%)
	Other Securities^	23,521,864	0.4%

	Total	23,521,864

Consumer Non-Cyclical (0.7%)
	Other Securities^	38,640,170	0.7%

	Total	38,640,170

Energy (0.6%)
	Other Securities^	33,843,847	0.6%

	Total	33,843,847

Financials (1.5%)
	Other Securities^	89,704,239	1.5%

	Total	89,704,239

Foreign Government (0.1%)
	Other Securities^	3,888,404	0.1%

	Total	3,888,404

Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,325,000	3.000%, 7/1/2031[c]	14,707,747	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
25,825,000	4.000%, 7/1/2047[c]	27,155,592	0.5%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
25,300,000	3.000%, 7/1/2047[c]	25,260,469	0.4%
99,650,000	3.500%, 7/1/2047[c]	102,317,222	1.8%
71,200,000	4.000%, 7/1/2047[c]	74,832,311	1.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value	% of Net Assets
Mortgage-Backed Securities (4.7%) - continued
$21,500,000	4.500%, 7/1/2047[c]	$23,057,053	0.4%
2,103,643	1.746% - 2.044%, 7/1/2043 - 8/1/2043[d]	2,157,768	<0.1%

	Total	269,488,162

Technology (0.3%)
	Other Securities^	18,857,869	0.3%

	Total	18,857,869

Transportation (0.1%)
	Other Securities^	5,345,992	0.1%

	Total	5,345,992

U.S. Government and Agencies (3.5%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	549,635	<0.1%
	U.S. Treasury Bonds
10,625,000	3.000%, 5/15/2042	11,016,797	0.2%
14,300,000	3.625%, 2/15/2044	16,498,625	0.3%
25,429,000	2.375% - 6.500%, 11/15/2026 - 5/15/2047	27,965,541	0.6%
	U.S. Treasury Bonds, TIPS
37,312,434	0.125%, 1/15/2023	36,965,353	0.6%
30,442,669	0.625%, 1/15/2026	30,629,313	0.5%
766,768	0.750% - 2.375%, 1/15/2025 - 2/15/2042	768,721	<0.1%
	U.S. Treasury Notes
23,030,000	1.125%, 8/31/2021	22,421,870	0.4%
13,500,000	1.625%, 10/31/2023	13,146,151	0.2%
41,073,000	1.375% - 2.250%, 10/31/2019 - 11/15/2026	40,751,955	0.7%
	U.S. Treasury Notes, TIPS
1,753,737	0.125%, 4/15/2021	1,750,963	<0.1%
	Other Securities^	512,477	<0.1%

	Total	202,977,401

Utilities (0.5%)
	Other Securities^	27,002,292	0.5%
	Total	27,002,292

	Total Long-Term Fixed Income (cost $874,050,262)	882,648,211

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
	Other Securities^	200,774	<0.1%

	Total	200,774

Energy (<0.1%)
	Other Securities^	42,499	<0.1%

	Total	42,499

	Total Preferred Stock (cost $192,185)	243,273

	Collateral Held for Securities Loaned (0.8%)
43,718,945	Thrivent Cash Management Trust	43,718,945	0.8%

	Total Collateral Held for Securities Loaned (cost $43,718,945)	43,718,945

Shares or Principal Amount	Short-Term Investments (13.5%)[e]
	U.S. Treasury Bills
1,000,000	0.861% - 0.862%, 8/3/2017 - 8/10/2017[f]	999,196	<0.1%
	Thrivent Core Short-Term Reserve Fund
73,483,716	1.240%	734,837,163	12.8%
	Other Securities^	36,462,490	0.7%

	Total Short-Term Investments (cost $772,297,998)	772,298,849

	Total Investments (cost $5,266,275,808) 105.7%	$6,060,720,705

	Other Assets and Liabilities, Net (5.7%)	(324,245,896)

	Total Net Assets 100.0%	$5,736,474,809

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 30, 2017, $583,536 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

Moderately Aggressive Allocation Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $34,407,454 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$7,301,255
Common Stock	35,224,705

Total lending	$42,525,960
Gross amount payable upon return of collateral for securities loaned	$43,718,945

Net amounts due to counterparty	$1,192,985

Definitions

ACES	-	Alternative Credit Enhancement Securities
ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$829,533,517
Gross unrealized depreciation	(46,729,850)

Net unrealized appreciation (depreciation)	$782,803,667

Cost for federal income tax purposes	$5,277,917,038

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,386,535	—	2,723,746	662,789
Capital Goods	3,977,791	—	3,098,314	879,477
Communications Services	19,281,866	—	19,112,716	169,150
Consumer Cyclical	6,147,120	—	6,147,120	—
Consumer Non-Cyclical	7,709,912	—	6,203,244	1,506,668
Energy	2,422,470	—	2,020,022	402,448
Financials	3,672,547	—	3,672,547	—
Technology	4,924,043	—	4,924,043	—
Transportation	2,290,073	—	2,290,073	—
Utilities	1,794,207	—	1,794,207	—
Common Stock
Consumer Discretionary	316,458,685	312,346,098	4,112,530	57
Consumer Staples	60,858,684	58,746,093	2,112,591	—
Energy	72,339,389	69,498,118	2,841,271	—
Financials	375,634,083	368,113,460	7,520,623	—
Health Care	279,026,235	276,854,325	2,171,910	—
Industrials	298,219,324	292,296,236	5,922,268	820
Information Technology	583,752,457	582,111,719	1,640,738	—
Materials	76,506,731	72,215,988	4,290,737	6
Real Estate^	63,208,730	61,983,558	1,225,172	0
Telecommunications Services	8,605,565	6,766,457	1,839,108	—
Utilities	37,302,614	35,995,751	1,306,863	—
Registered Investment Companies
Affiliated Equity Holdings	1,736,117,931	1,736,117,931	—	—
Affiliated Fixed Income Holdings	307,807,539	307,807,539	—	—
Fixed Income Funds/Exchange Traded Funds	48,951,706	48,951,706	—	—
Equity Funds/Exchange Traded Funds	41,415,190	41,415,190	—	—
Long-Term Fixed Income
Asset-Backed Securities	51,167,525	—	51,167,525	—
Basic Materials	12,216,305	—	12,216,305	—
Capital Goods	16,498,291	—	16,498,291	—
Collateralized Mortgage Obligations	25,657,859	—	25,657,859	—
Commercial Mortgage-Backed Securities	28,322,756	—	28,322,756	—
Communications Services	35,515,235	—	35,515,235	—
Consumer Cyclical	23,521,864	—	23,521,864	—
Consumer Non-Cyclical	38,640,170	—	38,640,170	—
Energy	33,843,847	—	33,843,847	—
Financials	89,704,239	—	89,704,239	—
Foreign Government	3,888,404	—	3,888,404	—
Mortgage-Backed Securities	269,488,162	—	269,488,162	—
Technology	18,857,869	—	18,857,869	—
Transportation	5,345,992	—	5,345,992	—
U.S. Government and Agencies	202,977,401	—	202,977,401	—
Utilities	27,002,292	—	27,002,292	—
Preferred Stock
Consumer Staples	200,774	—	200,774	—
Energy	42,499	—	42,499	—
Short-Term Investments	37,461,686	—	37,461,686	—

Subtotal Investments in Securities	$5,282,164,597	$4,271,220,169	$1,007,323,013	$3,621,415

Other Investments *	Total
Short-Term Investments	734,837,163
Collateral Held for Securities Loaned	43,718,945

Subtotal Other Investments	$778,556,108

Total Investments at Value	$6,060,720,705

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,412,457	2,412,457	—	—

Total Asset Derivatives	$2,412,457	$2,412,457	$—	$—

Liability Derivatives
Futures Contracts	3,006,413	3,006,413	—	—

Total Liability Derivatives	$3,006,413	$3,006,413	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $31,973,565 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	36	September 2017	$7,792,422	$7,779,937	($12,485)
5-Yr. U.S. Treasury Bond Futures	692	September 2017	81,728,425	81,542,471	(185,954)
10-Yr. U.S. Treasury Bond Futures	(763)	September 2017	(95,795,787)	(95,780,344)	15,443
20-Yr. U.S. Treasury Bond Futures	246	September 2017	37,525,408	37,807,125	281,717
CME Ultra Long Term U.S. Treasury Bond	(13)	September 2017	(2,115,809)	(2,156,376)	(40,567)
ICE mini MSCI EAFE Index	6,707	September 2017	635,001,946	633,677,360	(1,324,586)
NYBOT NYF mini Russell 2000 Index	(5,440)	September 2017	(385,630,747)	(384,689,600)	941,147
S&P 400 Index Mini-Futures	(2,983)	September 2017	(522,035,780)	(520,861,630)	1,174,150
S&P 500 Index Futures	1,058	September 2017	641,770,871	640,328,050	(1,442,821)
Total Futures Contracts					($593,956)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$297,160
Total Interest Rate Contracts		297,160
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,115,297
Total Equity Contracts		2,115,297

Total Asset Derivatives		$2,412,457

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	239,006
Total Interest Rate Contracts		239,006
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,767,407
Total Equity Contracts		2,767,407

Total Liability Derivatives		$3,006,413

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	64,543,604
Total Equity Contracts		64,543,604
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	38,695
Futures	Net realized gains/(losses) on Futures contracts	1,377,234
Total Interest Rate Contracts		1,415,929
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(868,462)
Total Credit Contracts		(868,462)

Total		$65,091,071

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	406,110
Total Interest Rate Contracts		406,110
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,141,508)
Total Equity Contracts		(4,141,508)

Total		($3,735,398)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

		Futures		Swaps
		(Percentage		(Percentage
Derivative Risk Category	Futures ( Notional)*	of Average Net Assets)	Swaps (Notional)*	of Average Net Assets)	Options (Contracts)
Equity Contracts	$1,529,853,712	27.4%	N/A	N/A	N/A
Interest Rate Contracts	211,397,192	3.8	N/A	N/A	1
Credit Contracts	N/A	N/A	$1,584,468	<0.1%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Small Cap Stock	$103,191,812	$6,974,902	$—	5,955,004	$111,809,371	$389,762
Mid Cap Stock	360,667,132	31,864,164	—	20,616,494	386,932,415	1,353,601
Partner Worldwide Allocation	455,187,694	10,896,796	—	51,143,446	519,612,296	10,896,796
Large Cap Value	366,750,218	16,254,929	—	22,744,946	385,961,260	5,386,319
Large Cap Stock	299,399,986	6,334,158	—	25,235,015	331,802,589	4,259,111
High Yield	51,866,545	1,458,699	—	11,175,143	54,197,210	1,458,562
Income	153,242,099	2,971,786	—	15,511,022	159,118,269	2,596,045
Limited Maturity Bond	93,074,230	902,049	—	9,582,304	94,492,060	901,834
Cash Management Trust- Collateral Investment	56,510,060	162,061,362	174,852,477	43,718,945	43,718,945	316,219
Core Short-Term Reserve Fund	640,776,883	445,149,068	351,088,788	73,483,716	734,837,163	3,846,771
Total Value and Income Earned	$2,580,666,659				$2,822,481,578	$31,405,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$9,182,457	0.1%

	Total	9,182,457

Capital Goods (0.1%)
	Other Securities^	12,488,367	0.1%

	Total	12,488,367

Communications Services (0.5%)
	Other Securities^	51,813,930	0.5%

	Total	51,813,930

Consumer Cyclical (0.2%)
	Other Securities^	18,616,672	0.2%

	Total	18,616,672

Consumer Non-Cyclical (0.2%)
	Other Securities^	21,933,469	0.2%

	Total	21,933,469

Energy (0.1%)
	Other Securities^	11,963,198	0.1%

	Total	11,963,198

Financials (0.1%)
	Other Securities^	10,587,295	0.1%

	Total	10,587,295

Technology (0.2%)
	Other Securities^	13,282,082	0.2%

	Total	13,282,082

Transportation (0.1%)
	Other Securities^	7,934,709	0.1%

	Total	7,934,709

Utilities (0.1%)
	Other Securities^	7,066,690	0.1%

	Total	7,066,690

	Total Bank Loans (cost $167,075,242)	164,868,869

Shares	Common Stock (32.8%)
Consumer Discretionary (4.6%)
73,982	Amazon.com, Inc.[a]	71,614,576	0.8%
1,164,711	Comcast Corporation	45,330,552	0.5%
195,070	Home Depot, Inc.	29,923,738	0.3%
251,725	Lowe’s Companies, Inc.	19,516,239	0.2%
	Other Securities^	284,029,975	2.8%

	Total	450,415,080

Consumer Staples (1.0%)
	Other Securities^	96,053,660	1.0%

	Total	96,053,660

Energy (1.3%)
	Other Securities^	125,211,753	1.3%

	Total	125,211,753

Financials (6.1%)
2,033,937	Bank of America Corporation	49,343,312	0.5%
496,360	Citigroup, Inc.	33,196,557	0.4%
129,905	Goldman Sachs Group, Inc.	28,825,919	0.3%
	Other Securities^	479,551,752	4.9%

	Total	590,917,540

Health Care (4.1%)
202,204	Celgene Corporation[a]	26,260,233	0.3%
510,180	Hologic, Inc.[a]	23,151,968	0.2%
352,192	Medtronic plc	31,257,040	0.3%
252,150	Merck & Company, Inc.	16,160,293	0.2%
548,110	Pfizer, Inc.	18,411,015	0.2%
244,786	UnitedHealth Group, Inc.	45,388,220	0.5%
275,700	Zoetis, Inc.	17,198,166	0.2%
	Other Securities^	216,568,373	2.2%

	Total	394,395,308

Industrials (4.4%)
473,265	CSX Corporation	25,821,338	0.3%
107,310	Cummins, Inc.	17,407,828	0.2%
124,623	Honeywell International, Inc.	16,611,000	0.2%
495,870	Southwest Airlines Company	30,813,362	0.3%
	Other Securities^	339,596,927	3.4%

	Total	430,250,455

Information Technology (8.3%)
117,900	Alliance Data Systems Corporation	30,263,751	0.3%
43,134	Alphabet, Inc., Class Aa	40,100,817	0.4%
33,999	Alphabet, Inc., Class Ca	30,895,911	0.3%
344,419	Apple, Inc.	49,603,224	0.5%
964,540	Cisco Systems, Inc.	30,190,102	0.3%
279,607	Cognizant Technology Solutions Corporation	18,565,905	0.2%
349,110	Facebook, Inc.[a]	52,708,628	0.5%
330,891	MasterCard, Inc.	40,186,712	0.4%
735,680	Microsoft Corporation	50,710,422	0.5%
462,796	Oracle Corporation	23,204,591	0.2%
524,533	PayPal Holdings, Inc.[a]	28,151,686	0.3%
385,170	Salesforce.com, Inc.[a]	33,355,722	0.4%
418,790	Visa, Inc.	39,274,126	0.4%
	Other Securities^	345,153,965	3.6%

	Total	812,365,562

Materials (1.2%)
	Other Securities^	120,395,426	1.2%

	Total	120,395,426

Real Estate (1.0%)
	Other Securities^	95,732,170	1.0%

	Total	95,732,170

Telecommunications Services (0.2%)
	Other Securities^	18,199,059	0.2%

	Total	18,199,059

Utilities (0.6%)
	Other Securities^	59,063,970	0.6%

	Total	59,063,970

	Total Common Stock (cost $2,561,745,289)	3,192,999,983

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (31.1%)	Value	% of Net Assets
Affiliated Equity Holdings (18.9%)
23,383,628	Thrivent Large Cap Stock Portfolio	$307,459,639	3.1%
31,645,409	Thrivent Large Cap Value Portfolio	536,994,114	5.5%
17,030,386	Thrivent Mid Cap Stock Portfolio	319,627,989	3.3%
58,304,616	Thrivent Partner Worldwide Allocation Portfolio	592,369,068	6.1%
4,730,128	Thrivent Small Cap Stock Portfolio	88,811,455	0.9%

	Total	1,845,262,265

Affiliated Fixed Income Holdings (10.6%)
36,451,463	Thrivent High Yield Portfolio	176,782,306	1.8%
52,805,603	Thrivent Income Portfolio	541,701,002	5.6%
32,031,348	Thrivent Limited Maturity Bond Portfolio	315,864,323	3.2%
	Total	1,034,347,631

Equity Funds/Exchange Traded Funds (0.5%)
117,033	SPDR S&P 500 ETF Trust	28,298,579	0.3%
	Other Securities^	18,964,897	0.2%

	Total	47,263,476

Fixed Income Funds/Exchange Traded Funds (1.1%)
510,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	61,466,125	0.6%
345,300	Vanguard Short-Term Corporate Bond ETF	27,637,812	0.3%
	Other Securities^	12,953,130	0.2%

	Total	102,057,067

	Total Registered Investment Companies (cost $2,639,737,443)	3,028,930,439

Principal Amount	Long-Term Fixed Income (29.2%)
Asset-Backed Securities (1.6%)
	U.S. Small Business Administration
$782,459	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	805,441	<0.1%
	Other Securities^	161,872,629	1.6%

	Total	162,678,070

Basic Materials (0.4%)
	Other Securities^	37,648,813	0.4%

	Total	37,648,813

Capital Goods (0.5%)
	Other Securities^	51,874,833	0.5%

	Total	51,874,833

Collateralized Mortgage Obligations (0.8%)
	Federal Home Loan Mortgage Corporation
10,704,632	3.000% - 4.000%, 7/15/2031 - 2/15/2033, Ser. 4170, Class IGb	1,212,134	<0.1%
	Federal National Mortgage Association
7,815,636	3.500%, 1/25/2033, Ser. 2012-150, Class YIb	1,021,790	<0.1%
	Other Securities^	71,492,889	0.8%

	Total	73,726,813

Commercial Mortgage-Backed Securities (1.0%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
26,717,373	2.776% - 3.430%, 3/25/2023 - 1/25/2027, Ser. K063, Class A2	27,715,767	0.2%
	Federal National Mortgage Association - ACES
20,763,419	2.416% - 2.961%, 9/25/2026 - 2/25/2027, Ser. 2017-M1, Class A1	20,630,328	0.3%
	Federal National Mortgage Association Grantor Trust
7,575,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	7,521,435	0.1%
	Other Securities^	41,633,154	0.4%

	Total	97,500,684

Communications Services (1.2%)
	Other Securities^	117,237,394	1.2%

	Total	117,237,394

Consumer Cyclical (0.8%)
	Other Securities^	77,318,293	0.8%

	Total	77,318,293

Consumer Non-Cyclical (1.4%)
	Other Securities^	131,055,352	1.4%

	Total	131,055,352

Energy (1.1%)
	Other Securities^	108,580,285	1.1%

	Total	108,580,285

Financials (3.1%)
	Other Securities^	296,287,037	3.1%

	Total	296,287,037

Foreign Government (0.1%)
	Other Securities^	12,610,092	0.1%

	Total	12,610,092

Mortgage-Backed Securities (8.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
47,720,000	3.000%, 7/1/2031[c]	48,995,021	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
82,595,000	4.000%, 7/1/2047[c]	86,850,575	0.9%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
91,850,000	3.000%, 7/1/2047[c]	91,706,484	0.9%
331,000,000	3.500%, 7/1/2047[c]	339,859,513	3.5%
205,070,000	4.000%, 7/1/2047[c]	215,531,769	2.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value	% of Net Assets
Mortgage-Backed Securities (8.9%) - continued
$59,343,000	4.500%, 7/1/2047[c]	$63,640,685	0.7%
15,674,412	1.746% - 2.044%, 7/1/2043 - 8/1/2043[d]	16,072,039	0.2%

	Total	862,656,086

Technology (0.7%)
	Other Securities^	68,356,326	0.7%

	Total	68,356,326

Transportation (0.2%)
	Other Securities^	18,532,922	0.2%

	Total	18,532,922

U.S. Government and Agencies (6.5%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	732,846	<0.1%
	U.S. Treasury Bonds
35,920,000	3.625%, 2/15/2044	41,442,700	0.4%
25,136,000	2.500%, 5/15/2046	23,426,551	0.2%
33,575,000	2.375% - 5.250%, 5/15/2027 - 5/15/2047	36,259,175	0.4%
	U.S. Treasury Bonds, TIPS
35,914,210	0.125%, 1/15/2023	35,580,136	0.4%
32,073,618	0.625%, 1/15/2026	32,270,262	0.3%
31,933,964	0.375%, 1/15/2027	31,355,448	0.3%
1,260,296	0.750% - 2.375%, 1/15/2025 - 2/15/2042	1,252,557	<0.1%
	U.S. Treasury Notes
56,935,000	1.000%, 11/30/2018	56,659,207	0.6%
111,920,000	1.500%, 10/31/2019	112,059,900	1.2%
76,185,000	1.375%, 9/30/2020	75,616,584	0.8%
38,359,000	1.125%, 8/31/2021	37,346,092	0.4%
68,135,000	2.250%, 11/15/2024	68,496,933	0.7%
79,415,000	0.750% - 2.125%, 2/15/2019 - 11/15/2026	78,546,571	0.7%
	U.S. Treasury Notes, TIPS
4,435,923	0.125%, 4/15/2021	4,428,905	0.1%
	Other Securities^	683,303	<0.1%

	Total	636,157,170

Utilities (0.9%)
	Other Securities^	89,183,086	0.9%

	Total	89,183,086

	Total Long-Term Fixed Income (cost $2,816,323,328)	2,841,403,256

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
	Other Securities^	535,580	<0.1%

	Total	535,580

Energy (<0.1%)
	Other Securities^	549,971	<0.1%

	Total	549,971

	Total Preferred Stock (cost $600,365)	1,085,551

	Collateral Held for Securities Loaned (0.8%)
81,917,400	Thrivent Cash Management
	Trust	81,917,400	0.8%

	Total Collateral Held for Securities Loaned (cost $81,917,400)	81,917,400

Shares or Principal Amount	Short-Term Investments (14.2%)[e]
	U.S. Treasury Bills
3,220,000	0.861% - 0.930%, 8/3/2017 - 9/7/2017[f]	3,216,919	<0.1%
	Thrivent Core Short-Term Reserve Fund
132,665,962	1.240%	1,326,659,615	13.6%
	Other Securities^	52,407,903	0.6%

	Total Short-Term Investments (cost $1,382,282,905)	1,382,284,437

	Total Investments (cost $9,649,681,972) 109.8%	10,693,489,935

	Other Assets and Liabilities, Net (9.8%)	(958,646,307)

	Total Net Assets 100.0%	$9,734,843,628

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 30, 2017, $2,752,540 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

Moderate Allocation Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $112,167,973 or 1.2% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$27,937,961
Common Stock	51,465,932

Total lending	$79,403,893
Gross amount payable upon return of collateral for securities loaned	$81,917,400

Net amounts due to counterparty	$2,513,507

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Definitions

ACES	-	Alternative Credit Enhancement Securities
ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,104,441,197
Gross unrealized depreciation	(78,107,214)

Net unrealized appreciation (depreciation)	$1,026,333,983

Cost for federal income tax purposes	$9,667,155,952

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,182,457	—	7,295,686	1,886,771
Capital Goods	12,488,367	—	9,108,318	3,380,049
Communications Services	51,813,930	—	51,295,409	518,521
Consumer Cyclical	18,616,672	—	18,616,672	—
Consumer Non-Cyclical	21,933,469	—	17,587,504	4,345,965
Energy	11,963,198	—	9,885,970	2,077,228
Financials	10,587,295	—	10,587,295	—
Technology	13,282,082	—	13,282,082	—
Transportation	7,934,709	—	7,934,709	—
Utilities	7,066,690	—	7,066,690	—
Common Stock
Consumer Discretionary	450,415,080	439,395,999	11,018,928	153
Consumer Staples	96,053,660	90,407,080	5,646,580	—
Energy	125,211,753	117,609,946	7,601,807	—
Financials	590,917,540	571,823,616	19,093,924	—
Health Care	394,395,308	388,628,932	5,766,376	—
Industrials	430,250,455	414,405,430	15,842,837	2,188
Information Technology	812,365,562	808,019,758	4,345,804	—
Materials	120,395,426	108,932,435	11,462,982	9
Real Estate^	95,732,170	92,437,705	3,294,465	0
Telecommunications Services	18,199,059	13,286,544	4,912,515	—
Utilities	59,063,970	55,588,294	3,475,676	—
Registered Investment Companies
Affiliated Equity Holdings	1,845,262,265	1,845,262,265	—	—
Affiliated Fixed Income Holdings	1,034,347,631	1,034,347,631	—	—
Fixed Income Funds/Exchange Traded Funds	102,057,067	102,057,067	—	—
Equity Funds/Exchange Traded Funds	47,263,476	47,263,476	—	—
Long-Term Fixed Income
Asset-Backed Securities	162,678,070	—	162,678,070	—
Basic Materials	37,648,813	—	37,648,813	—
Capital Goods	51,874,833	—	51,874,833	—
Collateralized Mortgage Obligations	73,726,813	—	73,726,813	—
Commercial Mortgage-Backed Securities	97,500,684	—	97,500,684	—
Communications Services	117,237,394	—	117,237,394	—
Consumer Cyclical	77,318,293	—	77,318,293	—
Consumer Non-Cyclical	131,055,352	—	131,055,352	—
Energy	108,580,285	—	108,580,285	—
Financials	296,287,037	—	296,287,037	—
Foreign Government	12,610,092	—	12,610,092	—
Mortgage-Backed Securities	862,656,086	—	862,656,086	—
Technology	68,356,326	—	68,356,326	—
Transportation	18,532,922	—	18,532,922	—
U.S. Government and Agencies	636,157,170	—	636,157,170	—
Utilities	89,183,086	—	89,183,086	—
Preferred Stock
Consumer Staples	535,580	–	535,580	—
Energy	549,971	–	549,971	—
Short-Term Investments	55,624,822	–	55,624,822	—

Subtotal Investments in Securities	$9,284,912,920	$6,129,466,178	$3,143,235,858	$12,210,884

Other Investments *	Total
Short-Term Investments	1,326,659,615
Collateral Held for Securities Loaned	81,917,400

Subtotal Other Investments	$1,408,577,015

Total Investments at Value	$10,693,489,935

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,058,447	4,058,447	—	—

Total Asset Derivatives	$4,058,447	$4,058,447	$—	$—

Liability Derivatives
Futures Contracts	3,060,171	3,060,171	—	—

Total Liability Derivatives	$3,060,171	$3,060,171	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $52,407,903 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(512)	September 2017	($110,822,441)	($110,648,003)	$174,438
5-Yr. U.S. Treasury Bond Futures	1,883	September 2017	222,391,075	221,885,075	(506,000)
10-Yr. U.S. Treasury Bond Futures	(678)	September 2017	(85,123,910)	(85,110,187)	13,723
20-Yr. U.S. Treasury Bond Futures	706	September 2017	107,694,871	108,503,375	808,504
CME Ultra Long Term U.S. Treasury Bond	222	September 2017	36,070,529	36,824,250	753,721
ICE mini MSCI EAFE Index	8,651	September 2017	819,055,142	817,346,480	(1,708,662)
NYBOT NYF mini Russell 2000 Index	(6,070)	September 2017	(430,290,190)	(429,240,050)	1,050,140
S&P 400 Index Mini-Futures	(3,201)	September 2017	(560,184,531)	(558,926,610)	1,257,921
S&P 500 Index Futures	620	September 2017	376,085,010	375,239,501	(845,509)
Total Futures Contracts					$998,276

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,750,386
Total Interest Rate Contracts		1,750,386
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,308,061
Total Equity Contracts		2,308,061

Total Asset Derivatives		$4,058,447

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	506,000
Total Interest Rate Contracts		506,000
Equity Contracts
Futures*	Net Assets-Net unrealized appreciation/(depreciation) on Futures contracts	2,554,171
Total Equity Contracts		2,554,171

Total Liability Derivatives		$3,060,171

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	63,086,922
Total Equity Contracts		63,086,922
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	183,555
Futures	Net realized gains/(losses) on Futures contracts	6,038,390
Total Interest Rate Contracts		6,221,945
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(2,809,287)
Total Credit Contracts		(2,809,287)

Total		$66,499,580

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	3,520,639
Total Interest Rate Contracts		3,520,639
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(3,580,030)
Total Equity Contracts		(3,580,030)

Total		($59,391)

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$1,533,315,782	16.0%	N/A	N/A	N/A
Interest Rate Contracts	604,624,966	6.3	N/A	N/A	7
Credit Contracts	N/A	N/A	$5,125,409	0.1%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Small Cap Stock	$81,966,430	$5,540,244	$—	4,730,128	$88,811,455	$309,592
Mid Cap Stock	297,931,385	26,321,596	—	17,030,386	319,627,989	1,118,151
Partner Worldwide Allocation	518,923,651	12,422,579	—	58,304,616	592,369,068	12,422,579
Large Cap Value	510,265,482	22,615,745	—	31,645,409	536,994,114	7,494,072
Large Cap Stock	277,434,277	5,869,448	—	23,383,628	307,459,639	3,946,638
High Yield	169,180,064	4,758,034	—	36,451,463	176,782,306	4,757,587
Income	521,696,215	10,117,124	—	52,805,603	541,701,002	8,837,956
Limited Maturity Bond	311,124,857	3,015,334	—	32,031,348	315,864,323	3,014,616
Cash Management Trust- Collateral Investment	186,669,340	211,604,945	316,356,885	81,917,400	81,917,400	502,718
Core Short-Term Reserve Fund	1,389,006,154	754,492,977	816,839,516	132,665,962	1,326,659,615	7,476,552
Total Value and Income Earned	$4,264,197,855				$4,288,186,911	$49,880,461

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$6,152,220	0.1%

	Total	6,152,220

Capital Goods (0.2%)
	Other Securities^	9,533,120	0.2%

	Total	9,533,120

Communications Services (0.7%)
	Other Securities^	36,310,870	0.7%

	Total	36,310,870

Consumer Cyclical (0.3%)
	Other Securities^	12,125,339	0.3%

	Total	12,125,339

Consumer Non-Cyclical (0.4%)
	Other Securities^	18,600,344	0.4%

	Total	18,600,344

Energy (0.1%)
	Other Securities^	5,794,163	0.1%

	Total	5,794,163

Financials (0.1%)
	Other Securities^	7,154,273	0.1%

	Total	7,154,273

Technology (0.3%)
	Other Securities^	12,793,750	0.3%

	Total	12,793,750

Transportation (0.1%)
	Other Securities^	4,492,819	0.1%

	Total	4,492,819

Utilities (0.1%)
	Other Securities^	3,647,113	0.1%

	Total	3,647,113

	Total Bank Loans (cost $117,355,757)	116,604,011

	Long-Term Fixed Income (42.2%)
Asset-Backed Securities (2.3%)
	U.S. Small Business Administration
$336,458	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	346,339	<0.1%
	Other Securities^	113,267,756	2.3%

	Total	113,614,095

Basic Materials (0.5%)
	Other Securities^	26,795,570	0.5%

	Total	26,795,570

Capital Goods (0.8%)
	Other Securities^	37,619,930	0.8%

	Total	37,619,930

Collateralized Mortgage Obligations (1.1%)
	Federal Home Loan Mortgage Corporation
$14,997,766	3.000% - 4.000%, 4/15/2028 - 2/15/2033, Ser. 4170, Class IGa	1,572,800	<0.1%
	Federal National Mortgage Association
8,767,607	3.500%, 1/25/2033, Ser. 2012-150, Class YIa	1,146,247	<0.1%
	Other Securities^	52,313,530	1.1%

	Total	55,032,577

Commercial Mortgage-Backed Securities (1.4%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
19,721,923	2.776% - 3.430%, 3/25/2023 - 1/25/2027, Ser. K063, Class A2	20,457,561	0.4%
	Federal National Mortgage Association - ACES
14,930,354	2.416% - 2.961%, 9/25/2026 - 2/25/2027, Ser. 2017-M1, Class A1	14,831,128	0.4%
	Federal National Mortgage Association Grantor Trust
5,600,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	5,560,401	0.1%
	Other Securities^	28,955,070	0.5%

	Total	69,804,160

Communications Services (1.7%)
	Other Securities^	84,954,375	1.7%

	Total	84,954,375

Consumer Cyclical (1.1%)
	Other Securities^	56,835,645	1.1%

	Total	56,835,645

Consumer Non-Cyclical (1.9%)
	Other Securities^	92,308,944	1.9%

	Total	92,308,944

Energy (1.6%)
	Other Securities^	79,814,236	1.6%

	Total	79,814,236

Financials (4.3%)
	Other Securities^	214,226,371	4.3%

	Total	214,226,371

Foreign Government (0.2%)
	Other Securities^	9,113,538	0.2%

	Total	9,113,538

Mortgage-Backed Securities (12.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
37,325,000	3.000%, 7/1/2031[b]	38,322,279	0.8%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value	% of Net Assets
Mortgage-Backed Securities (12.9%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$64,500,000	4.000%, 7/1/2047[b]	$67,823,259	1.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
74,425,000	3.000%, 7/1/2047[b]	74,308,711	1.5%
245,400,000	3.500%, 7/1/2047[b]	251,968,352	5.1%
141,275,000	4.000%, 7/1/2047[b]	148,482,229	3.0%
50,850,000	4.500%, 7/1/2047[b]	54,532,613	1.1%
4,180,951	1.746%, 7/1/2043[c]	4,289,899	0.1%

	Total	639,727,342

Technology (1.0%)
	Other Securities^	48,507,783	1.0%

	Total	48,507,783

Transportation (0.3%)
	Other Securities^	14,080,139	0.3%

	Total	14,080,139

U.S. Government and Agencies (9.8%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	278,210	<0.1%
	U.S. Treasury Bonds
26,928,000	2.500%, 5/15/2046	25,096,681	0.5%
23,060,000	2.375% - 4.375%, 5/15/2027 - 5/15/2047	23,877,517	0.5%
	U.S. Treasury Bonds, TIPS
28,780,850	0.625%, 1/15/2026	28,957,306	0.6%
23,684,778	0.375%, 1/15/2027	23,255,705	0.5%
8,066,438	0.125% - 2.375%, 1/15/2023 - 2/15/2042	7,989,550	0.2%
	U.S. Treasury Notes
21,220,000	1.000%, 11/30/2018	21,117,210	0.4%
22,250,000	0.750%, 2/15/2019	22,035,332	0.5%
15,200,000	1.000%, 10/15/2019	15,056,907	0.3%
41,710,000	1.500%, 10/31/2019	41,762,137	0.8%
79,080,000	1.375%, 9/30/2020	78,489,984	1.6%
10,250,000	1.375%, 5/31/2021	10,107,464	0.2%
59,409,000	1.125%, 8/31/2021	57,840,246	1.2%
12,600,000	1.875%, 2/28/2022	12,613,784	0.3%
41,325,000	2.125%, 6/30/2022	41,768,913	0.8%
10,765,000	1.625%, 8/15/2022	10,618,661	0.2%
47,630,000	2.250%, 11/15/2024	47,883,011	1.0%
12,320,000	0.875% - 2.000%, 3/31/2018 - 11/15/2026	12,211,580	0.2%
	U.S. Treasury Notes, TIPS
2,063,220	0.125%, 4/15/2021	2,059,956	<0.1%
	Other Securities^	262,809	<0.1%

	Total	483,282,963

Utilities (1.3%)
	Other Securities^	65,604,765	1.3%

	Total	65,604,765

	Total Long-Term Fixed Income (cost $2,080,209,581)	2,091,322,433

Shares	Registered Investment Companies (26.7%)
Affiliated Equity Holdings (9.8%)
2,636,950	Thrivent Large Cap Stock Portfolio	34,671,942	0.7%
9,209,186	Thrivent Large Cap Value Portfolio	156,271,602	3.2%
4,288,831	Thrivent Mid Cap Stock Portfolio	80,493,202	1.6%
17,318,825	Thrivent Partner Worldwide Allocation Portfolio	175,957,531	3.5%
2,123,607	Thrivent Small Cap Stock Portfolio	39,872,205	0.8%

	Total	487,266,482

Affiliated Fixed Income Holdings (14.6%)
25,261,969	Thrivent High Yield Portfolio	122,515,499	2.5%
36,075,635	Thrivent Income Portfolio	370,078,298	7.5%
23,371,713	Thrivent Limited Maturity Bond Portfolio	230,470,796	4.6%

	Total	723,064,593

Equity Funds/Exchange Traded Funds (0.3%)
3,110	iShares Russell 2000 Growth Index Fund	524,875	<0.1%
3,031	iShares Russell 2000 Index Fund	427,129	<0.1%
3,350	iShares Russell 2000 Value Index Fund	398,214	<0.1%
41,336	SPDR S&P 500 ETF Trust	9,995,045	0.2%
	Other Securities^	3,153,460	0.1%

	Total	14,498,723

Fixed Income Funds/Exchange Traded Funds (2.0%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,582,320	0.2%
536,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	64,641,564	1.3%
330,600	Vanguard Short-Term Corporate Bond ETF	26,461,224	0.5%

	Total	98,685,108

	Total Registered Investment Companies (cost $1,204,692,550)	1,323,514,906

	Common Stock (22.1%)
Consumer Discretionary (3.1%)
29,216	Amazon.com, Inc.[d]	28,281,088	0.6%
585,383	Comcast Corporation	22,783,106	0.5%
77,900	Home Depot, Inc.	11,949,860	0.3%
144,419	Lowe’s Companies, Inc.	11,196,805	0.2%
	Other Securities^	78,781,636	1.5%

	Total	152,992,495

Consumer Staples (0.7%)
	Other Securities^	34,681,411	0.7%

	Total	34,681,411

Energy (1.1%)
102,560	Chevron Corporation	10,700,085	0.2%
	Other Securities^	41,042,630	0.9%

	Total	51,742,715

Financials (4.2%)
1,049,091	Bank of America Corporation	25,450,948	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value	% of Net Assets
Financials (4.2%) - continued
294,120	Citigroup, Inc.	$19,670,746	0.4%
65,039	Goldman Sachs Group, Inc.	14,432,154	0.3%
	Other Securities^	148,658,816	3.0%

	Total	208,212,664

Health Care (2.9%)
80,359	Celgene Corporation[d]	10,436,223	0.2%
167,423	Medtronic plc	14,858,791	0.3%
169,110	Merck & Company, Inc.	10,838,260	0.2%
112,083	UnitedHealth Group, Inc.	20,782,430	0.4%
	Other Securities^	86,106,712	1.8%

	Total	143,022,416

Industrials (2.6%)
204,150	CSX Corporation	11,138,424	0.2%
	Other Securities^	119,071,551	2.4%

	Total	130,209,975

Information Technology (5.8%)
38,880	Alliance Data Systems Corporation	9,980,107	0.2%
16,999	Alphabet, Inc., Class Ad	15,803,630	0.3%
15,601	Alphabet, Inc., Class Cd	14,177,097	0.3%
156,854	Apple, Inc.	22,590,113	0.5%
571,500	Cisco Systems, Inc.	17,887,950	0.4%
137,780	Facebook, Inc.[d]	20,802,024	0.4%
131,732	MasterCard, Inc.	15,998,851	0.3%
370,490	Microsoft Corporation	25,537,876	0.5%
260,674	Oracle Corporation	13,070,194	0.3%
190,686	PayPal Holdings, Inc.[d]	10,234,118	0.2%
152,770	Salesforce.com, Inc.[d]	13,229,882	0.3%
165,330	Visa, Inc.	15,504,647	0.3%
	Other Securities^	91,433,941	1.8%

	Total	286,250,430

Materials (0.7%)
	Other Securities^	33,962,104	0.7%

	Total	33,962,104

Real Estate (0.4%)
	Other Securities^	21,336,690	0.4%

	Total	21,336,690

Telecommunications Services (0.2%)
	Other Securities^	7,366,782	0.2%

	Total	7,366,782

Utilities (0.4%)
156,080	PG&E Corporation	10,359,030	0.2%
	Other Securities^	10,957,687	0.2%

	Total	21,316,717

	Total Common Stock (cost $881,128,132)	1,091,094,399

	Preferred Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	249,603	<0.1%

	Total	249,603

	Total Preferred Stock (cost $43,842)	249,603

	Collateral Held for Securities Loaned (0.6%)
28,219,107	Thrivent Cash Management Trust	28,219,107	0.6%

	Total Collateral Held for Securities Loaned (cost $28,219,107)	28,219,107

Shares or Principal Amount	Short-Term Investments (19.8%)[e]
	Federal Home Loan Bank Discount Notes
10,300,000	0.840%, 7/19/2017[f]	10,295,427	0.2%
	U.S. Treasury Bills
2,210,000	0.861% - 0.930%, 8/3/2017 - 9/7/2017[g]	2,207,694	<0.1%
	Thrivent Core Short-Term Reserve Fund
95,457,024	1.240%	954,570,239	19.3%
	Other Securities^	10,784,934	0.3%

	Total Short-Term Investments (cost $977,857,795)	977,858,294

	Total Investments (cost $5,289,506,764) 113.8%	$5,628,862,753

	Other Assets and Liabilities, Net (13.8%)	(683,803,831)

	Total Net Assets 100.0%	$4,945,058,922

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
d	Non-income producing security.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	At June 30, 2017, $1,849,079 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

Moderately Conservative Allocation Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $76,746,740 or 1.6% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$21,317,995
Common Stock	5,992,405

Total lending	$27,310,400
Gross amount payable upon return of collateral for securities loaned	$28,219,107

Net amounts due to counterparty	$908,707

Definitions

ACES	-	Alternative Credit Enhancement Securities
ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$367,266,318
Gross unrealized depreciation	(33,801,000)

Net unrealized appreciation (depreciation)	$333,465,318

Cost for federal income tax purposes	$5,295,397,435

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,152,220	—	4,783,101	1,369,119
Capital Goods	9,533,120	—	6,672,360	2,860,760
Communications Services	36,310,870	—	35,957,645	353,225
Consumer Cyclical	12,125,339	—	12,125,339	—
Consumer Non-Cyclical	18,600,344	—	15,467,669	3,132,675
Energy	5,794,163	—	5,354,727	439,436
Financials	7,154,273	—	7,154,273	—
Technology	12,793,750	—	12,793,750	—
Transportation	4,492,819	—	4,492,819	—
Utilities	3,647,113	—	3,647,113	—
Long-Term Fixed Income
Asset-Backed Securities	113,614,095	—	113,614,095	—
Basic Materials	26,795,570	—	26,795,570	—
Capital Goods	37,619,930	—	37,619,930	—
Collateralized Mortgage Obligations	55,032,577	—	55,032,577	—
Commercial Mortgage-Backed Securities	69,804,160	—	69,804,160	—
Communications Services	84,954,375	—	84,954,375	—
Consumer Cyclical	56,835,645	—	56,835,645	—
Consumer Non-Cyclical	92,308,944	—	92,308,944	—
Energy	79,814,236	—	79,814,236	—
Financials	214,226,371	—	214,226,371	—
Foreign Government	9,113,538	—	9,113,538	—
Mortgage-Backed Securities	639,727,342	—	639,727,342	—
Technology	48,507,783	—	48,507,783	—
Transportation	14,080,139	—	14,080,139	—
U.S. Government and Agencies	483,282,963	—	483,282,963	—
Utilities	65,604,765	—	65,604,765	—
Registered Investment Companies
Affiliated Fixed Income Holdings	723,064,593	723,064,593	—	—
Affiliated Equity Holdings	487,266,482	487,266,482	—	—
Fixed Income Funds/Exchange Traded Funds	98,685,108	98,685,108	—	—
Equity Funds/Exchange Traded Funds	14,498,723	14,498,723	—	—
Common Stock
Consumer Discretionary	152,992,495	152,992,495	—	—
Consumer Staples	34,681,411	34,681,411	—	—
Energy	51,742,715	51,742,715	—	—
Financials	208,212,664	208,103,694	108,970	—
Health Care	143,022,416	143,022,416	—	—
Industrials	130,209,975	130,209,975	—	—
Information Technology	286,250,430	286,250,430	—	—
Materials	33,962,104	33,962,102	—	2
Real Estate	21,336,690	21,336,690	—	—
Telecommunications Services	7,366,782	7,366,782	—	—
Utilities	21,316,717	21,316,717	—	—
Preferred Stock
Energy	249,603	—	249,603	—
Short-Term Investments	23,288,055	—	23,288,055	—

Subtotal Investments in Securities	$4,646,073,407	$2,414,500,333	$2,223,417,857	$8,155,217

Other Investments *	Total
Short-Term Investments	954,570,239
Collateral Held for Securities Loaned	28,219,107

Subtotal Other Investments	$982,789,346

Total Investments at Value	$5,628,862,753

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the air value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,654,359	1,654,359	–	–

Total Asset Derivatives	$1,654,359	$1,654,359	$–	$–

Liability Derivatives
Futures Contracts	825,730	825,730	–	–

Total Liability Derivatives	$825,730	$825,730	$–	$–

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $20,480,871 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(47)	September 2017	($10,173,154)	($10,157,141)	$16,013
5-Yr. U.S. Treasury Bond Futures	554	September 2017	65,429,982	65,281,111	(148,871)
10-Yr. U.S. Treasury Bond Futures	(422)	September 2017	(52,982,729)	(52,974,188)	8,541
20-Yr. U.S. Treasury Bond Futures	933	September 2017	142,321,975	143,390,437	1,068,462
ICE mini MSCI EAFE Index	3,427	September 2017	324,459,819	323,782,960	(676,859)
NYBOT NYF mini Russell 2000 Index	(1,495)	September 2017	(105,977,567)	(105,718,924)	258,643
S&P 400 Index Mini-Futures	(486)	September 2017	(85,050,926)	(84,860,460)	190,466
S&P 500 Index Futures	(52)	September 2017	(31,583,934)	(31,471,700)	112,234
Total Futures Contracts					$828,629

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,093,016
Total Interest Rate Contracts		1,093,016
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	561,343
Total Equity Contracts		561,343

Total Asset Derivatives		$1,654,359

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	148,871
Total Interest Rate Contracts		148,871
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	676,859
Total Equity Contracts		676,859

Total Liability Derivatives		$825,730

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	19,524,229
Total Equity Contracts		19,524,229
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	138,906
Futures	Net realized gains/(losses) on Futures contracts	4,312,588
Total Interest Rate Contracts		4,451,494
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(2,023,895)
Total Credit Contracts		(2,023,895)

Total		$21,951,828

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,525,095
Total Interest Rate Contracts		2,525,095
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	49,797
Total Equity Contracts		49,797

Total		$2,574,892

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$463,376,758	9.6%	N/A	N/A	N/A
Interest Rate Contracts	293,497,142	6.1	N/A	N/A	5
Credit Contracts	N/A	N/A	$3,692,499	0.1%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Small Cap Stock	$36,799,107	$2,487,311	$—	2,123,607	$39,872,205	$138,993
Mid Cap Stock	75,029,259	6,628,673	—	4,288,831	80,493,202	281,588
Partner Worldwide Allocation	154,141,277	3,690,008	—	17,318,825	175,957,531	3,690,008
Large Cap Value	148,493,256	6,581,448	—	9,209,186	156,271,602	2,180,863
Large Cap Stock	31,286,010	661,892	—	2,636,950	34,671,942	445,059
High Yield	117,246,915	3,297,462	—	25,261,969	122,515,499	3,297,152
Income	356,411,464	6,911,798	—	36,075,635	370,078,298	6,037,899
Limited Maturity Bond	227,012,639	2,200,142	—	23,371,713	230,470,796	2,199,618
Cash Management Trust- Collateral Investment	78,436,450	103,303,166	153,520,509	28,219,107	28,219,107	116,332
Core Short-Term Reserve Fund	1,012,808,183	402,304,884	460,542,828	95,457,024	954,570,239	5,369,877
Total Value and Income Earned	$2,237,664,560				$2,193,120,421	$23,757,389

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (8.6%)	Value	% of Net Assets
Basic Materials (0.5%)
	Other Securities^	$420,781	0.5%

	Total	420,781

Capital Goods (0.4%)
	Other Securities^	354,375	0.4%

	Total	354,375

Communications Services (2.7%)
	Other Securities^	2,467,222	2.7%

	Total	2,467,222

Consumer Cyclical (1.1%)
	Other Securities^	973,586	1.1%

	Total	973,586

Consumer Non-Cyclical (1.2%)
	Other Securities^	1,068,724	1.2%

	Total	1,068,724

Energy (0.3%)
	Other Securities^	294,401	0.3%

	Total	294,401

Financials (0.8%)
	Other Securities^	750,516	0.8%

	Total	750,516

Technology (1.0%)
	Other Securities^	942,684	1.0%

	Total	942,684

Transportation (0.4%)
	Other Securities^	357,981	0.4%

	Total	357,981

Utilities (0.2%)
	Other Securities^	167,676	0.2%

	Total	167,676

	Total Bank Loans
	(cost $7,867,653)	7,797,946

Shares	Common Stock (65.4%)
Consumer Discretionary (9.0%)
1,700	Amazon.com, Inc.[a]	1,645,600	1.8%
18,182	Comcast Corporation	707,643	0.8%
300	Priceline Group, Inc.[a]	561,156	0.6%
10,990	Starbucks Corporation	640,827	0.7%
5,740	Walt Disney Company	609,875	0.7%
	Other Securities^	4,009,973	4.4%

	Total	8,175,074

Consumer Staples (3.9%)
10,620	Philip Morris International, Inc.	1,247,319	1.4%
13,410	Whole Foods Market, Inc.	564,695	0.6%
	Other Securities^	1,690,412	1.9%

	Total	3,502,426

Energy (3.6%)
97,766	BP plc	564,325	0.6%
3,510	Concho Resources, Inc.[a]	426,570	0.5%
2,960	Pioneer Natural Resources Company	472,357	0.5%
	Other Securities^	1,769,876	2.0%

	Total	3,233,128

Financials (9.3%)
35,100	Bank of America Corporation	851,526	0.9%
9,310	Encore Capital Group, Inc.[a]	373,797	0.4%
4,180	Goldman Sachs Group, Inc.	927,542	1.0%
41,271	HSBC Holdings plc	383,078	0.4%
6,110	Intercontinental Exchange, Inc.	402,771	0.4%
5,900	MetLife, Inc.	324,146	0.4%
17,890	Synchrony Financial	533,480	0.6%
	Other Securities^	4,684,552	5.2%

	Total	8,480,892

Health Care (6.7%)
5,120	Celgene Corporation[a]	664,934	0.7%
2,310	CIGNA Corporation	386,671	0.4%
8,770	Medtronic plc	778,338	0.9%
7,396	Novartis AG	617,763	0.7%
6,907	UnitedHealth Group, Inc.	1,280,696	1.4%
4,240	Zimmer Biomet Holdings, Inc.	544,416	0.6%
	Other Securities^	1,802,413	2.0%

	Total	6,075,231

Industrials (7.8%)
13,800	CSX Corporation	752,928	0.8%
2,170	Cummins, Inc.	352,017	0.4%
6,530	Delta Air Lines, Inc.	350,922	0.4%
8,060	Eaton Corporation plc	627,310	0.7%
4,434	Illinois Tool Works, Inc.	635,170	0.7%
	Other Securities^	4,312,398	4.8%

	Total	7,030,745

Information Technology (10.5%)
790	Alphabet, Inc., Class Aa	734,447	0.8%
571	Alphabet, Inc., Class Ca	518,885	0.6%
11,655	Apple, Inc.	1,678,553	1.9%
16,623	Cisco Systems, Inc.	520,300	0.6%
9,270	Cognizant Technology Solutions
	Corporation	615,528	0.7%
5,720	Facebook, Inc.[a]	863,606	1.0%
13,130	PayPal Holdings, Inc.[a]	704,687	0.8%
9,520	Visa, Inc.	892,785	1.0%
	Other Securities^	3,006,609	3.1%

	Total	9,535,400

Materials (3.1%)
	Other Securities^	2,816,737	3.1%

	Total	2,816,737

Real Estate (9.3%)
2,991	Alexandria Real Estate Equities, Inc.	360,326	0.4%
11,870	Duke Realty Corporation	331,766	0.4%
810	Equinix, Inc.	347,620	0.4%
6,245	Prologis, Inc.	366,207	0.4%
1,538	Public Storage, Inc.	320,719	0.4%
3,375	Simon Property Group, Inc.	545,940	0.6%
	Other Securities^	6,187,848	6.7%

	Total	8,460,426

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (65.4%)	Value	% of Net Assets
Telecommunications Services (1.0%)
	Other Securities^	$933,484	1.0%

	Total	933,484

Utilities (1.2%)
	Other Securities^	1,095,056	1.2%

	Total	1,095,056

	Total Common Stock
	(cost $52,433,262)	59,338,599

Principal Amount	Long-Term Fixed Income (17.8%)
Asset-Backed Securities (0.2%)
	Other Securities^	191,964	0.2%

	Total	191,964

Basic Materials (0.5%)
	Other Securities^	423,578	0.5%

	Total	423,578

Capital Goods (0.4%)
	Other Securities^	365,667	0.4%

	Total	365,667

Collateralized Mortgage Obligations (1.7%)
	Alternative Loan Trust
$118,726	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	102,125	0.1%
	CHL Mortgage Pass-Through Trust
63,901	3.337%, 1/25/2036, Ser. 2005-31, Class 4A2	57,587	0.1%
	Other Securities^	1,411,489	1.5%

	Total	1,571,201

Communications Services (0.7%)
	Other Securities^	635,120	0.7%

	Total	635,120

Consumer Cyclical (0.9%)
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,083	<0.1%
	Other Securities^	825,245	0.9%

	Total	835,328

Consumer Non-Cyclical (0.8%)
	Other Securities^	755,003	0.8%

	Total	755,003

Energy (0.8%)
	Other Securities^	756,768	0.8%

	Total	756,768

Financials (2.1%)
	Bank of America Corporation
49,000	2.625% - 5.700%, 5/1/2018 - 1/24/2022	51,646	0.1%
	Goldman Sachs Group, Inc.
80,000	2.352% - 7.500%, 1/31/2019 - 4/26/2022[b,c]	83,328	<0.1%
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	466,159	0.5%
	UnitedHealth Group, Inc.
$10,000	3.350%, 7/15/2022	10,439	<0.1%
	Other Securities^	1,242,898	1.5%

	Total	1,854,470

Foreign Government (4.0%)
	Other Securities^	3,651,163	4.0%

	Total	3,651,163

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	4.000%, 7/1/2047[d]	420,609	0.5%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 7/1/2047[d]	1,540,149	1.7%
1,300,000	4.000%, 7/1/2047[d]	1,366,320	1.5%
450,000	3.000% - 4.500%, 7/1/2047[d]	464,094	0.5%
	Other Securities^	154,008	0.2%

	Total	3,945,180

Technology (0.8%)
	Apple, Inc.
27,000	1.532% - 2.850%, 5/6/2021 - 5/11/2022[c]	27,427	<0.1%
	Other Securities^	693,789	0.8%

	Total	721,216

Transportation (0.1%)
	Other Securities^	67,664	0.1%

	Total	67,664

Utilities (0.4%)
	Other Securities^	333,690	0.4%

	Total	333,690

	Total Long-Term Fixed Income (cost $15,757,793)	16,108,012

Shares	Registered Investment Companies (4.4%)
Equity Funds/Exchange Traded Funds (2.2%)
17,250	Materials Select Sector SPDR Fund	928,222	1.0%
11,360	Utilities Select Sector SPDR Fund	590,266	0.7%
	Other Securities^	442,770	0.5%

	Total	1,961,258

Fixed Income Funds/Exchange Traded Funds (2.2%)
16,673	iShares S&P U.S. Preferred Stock Index Fund	653,081	0.7%
18,944	PowerShares Preferred Portfolio	286,244	0.3%
26,000	PowerShares Senior Loan Portfolio	601,640	0.7%
	Other Securities^	436,998	0.5%

	Total	1,977,963

	Total Registered Investment Companies (cost $3,796,706)	3,939,221

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (0.2%)	Value	% of Net Assets
Consumer Staples (0.1%)
	Other Securities^	$121,923	0.1%

	Total	121,923

Energy (<0.1%)
	Other Securities^	7,721	<0.1%

	Total	7,721

Health Care (0.1%)
	Other Securities^	73,525	0.1%

	Total	73,525

Industrials (<0.1%)
	Other Securities^	11,521	<0.1%

	Total	11,521

	Total Preferred Stock (cost $201,025)	214,690

Shares or Principal Amount	Short-Term Investments (7.9%)[e]
	Thrivent Core Short-Term Reserve Fund
683,854	1.240%	6,838,538	7.6%
	Other Securities^	299,527	0.3%

	Total Short-Term Investments (cost $7,138,053)	7,138,065

	Total Investments (cost $87,194,492) 104.3%	$94,536,533

	Other Assets and Liabilities, Net (4.3%)	(3,874,322)

	Total Net Assets 100.0%	$90,662,211

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Growth and Income Plus Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $111,958 or 0.1% of total net assets.

Definitions

Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,848,938
Gross unrealized depreciation	(1,790,676)

Net unrealized appreciation (depreciation)	$7,058,262
Cost for federal income tax purposes	$87,478,271

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	420,781	—	290,158	130,623
Capital Goods	354,375	—	354,375	—
Communications Services	2,467,222	—	2,467,222	—
Consumer Cyclical	973,586	—	973,586	—
Consumer Non-Cyclical	1,068,724	—	1,007,513	61,211
Energy	294,401	—	232,071	62,330
Financials	750,516	—	720,516	30,000
Technology	942,684	—	942,684	—
Transportation	357,981	—	357,981	—
Utilities	167,676	—	167,676	—
Common Stock
Consumer Discretionary	8,175,074	6,082,607	2,092,438	29
Consumer Staples	3,502,426	2,426,798	1,075,628	—
Energy	3,233,128	1,782,297	1,450,831	—
Financials	8,480,892	4,926,716	3,554,176	—
Health Care	6,075,231	4,973,836	1,101,395	—
Industrials	7,030,745	4,040,638	2,989,696	411
Information Technology	9,535,400	8,713,218	822,182	—
Materials	2,816,737	650,162	2,166,575	—
Real Estate^	8,460,426	7,850,393	610,033	0
Telecommunications Services	933,484	—	933,484	—
Utilities	1,095,056	432,031	663,025	—
Long-Term Fixed Income
Asset-Backed Securities	191,964	—	191,964	—
Basic Materials	423,578	—	423,578	—
Capital Goods	365,667	—	365,667	—
Collateralized Mortgage Obligations	1,571,201	—	1,571,201	—
Communications Services	635,120	—	635,120	—
Consumer Cyclical	835,328	—	835,328	—
Consumer Non-Cyclical	755,003	—	755,003	—
Energy	756,768	—	756,768	—
Financials	1,854,470	—	1,388,311	466,159
Foreign Government	3,651,163	—	3,651,163	—
Mortgage-Backed Securities	3,945,180	—	3,945,180	—
Technology	721,216	—	721,216	—
Transportation	67,664	—	67,664	—
Utilities	333,690	—	333,690	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,961,258	1,961,258	—	—
Fixed Income Funds/Exchange Traded Funds	1,977,963	1,977,963	—	—
Preferred Stock
Consumer Staples	121,923	—	121,923	—
Energy	7,721	—	7,721	—
Health Care	73,525	—	73,525	—
Industrials	11,521	—	11,521	—
Short-Term Investments	299,527	—	299,527	—

Subtotal Investments in Securities	$87,697,995	$45,817,917	$41,129,315	$750,763

Other Investments *	Total
Short-Term Investments	6,838,538
Subtotal Other Investments	$6,838,538

Total Investments at Value	$94,536,533

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,259	12,259	—	—

Total Asset Derivatives	$12,259	$12,259	$—	$—

Liability Derivatives
Futures Contracts	3,617	3,617	—	—

Total Liability Derivatives	$3,617	$3,617	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $299,527 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(3)	September 2017	($649,350)	($648,328)	$1,022
5-Yr. U.S. Treasury Bond Futures	(2)	September 2017	(236,259)	(235,671)	588
10-Yr. U.S. Treasury Bond Futures	1	September 2017	125,925	125,531	(394)
CME Ultra Long Term U.S. Treasury Bond	1	September 2017	162,480	165,875	3,395
S&P 500 Index Futures	(5)	September 2017	(3,033,042)	(3,026,125)	6,917
S&P 500 Index Mini-Futures	10	September 2017	1,213,673	1,210,450	(3,223)
Ultra 10-Yr. U.S. Treasury Note	(2)	September 2017	(269,962)	(269,625)	337
Total Futures Contracts					$8,642

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$5,342
Total Interest Rate Contracts		5,342
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,917
Total Equity Contracts		6,917

Total Asset Derivatives		$12,259

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	394
Total Interest Rate Contracts		394
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,223
Total Equity Contracts		3,223

Total Liability Derivatives		$3,617

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(142,409)
Total Equity Contracts		(142,409)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	24,081
Total Interest Rate Contracts		24,081

Total		($118,328)

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	9,541
Total Interest Rate Contracts		9,541
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	416
Total Equity Contracts		416

Total		$9,957

The following table presents Growth and Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$4,312,379	4.8%
Interest Rate Contracts	3,330,515	3.7

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$7,854,389	$22,536,979	$23,552,830	683,854	$6,838,538	$37,852
Total Value and Income Earned	$7,854,389				$6,838,538	$37,852

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (16.3%)	Value	% of Net Assets
Basic Materials (0.9%)
	Other Securities^	$3,613,167	0.9%

	Total	3,613,167

Capital Goods (1.4%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
$1,445,000	5.226%, 11/30/2023[a]	1,449,812	0.4%
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,382,996	4.226%, 5/15/2022[a]	1,377,810	0.4%
	Other Securities^	2,326,683	0.6%

	Total	5,154,305

Communications Services (5.1%)
	Level 3 Financing, Inc., Term Loan
1,275,000	3.466%, 2/22/2024[a]	1,277,397	0.3%
	NEP/NCP Holdco, Inc., Term Loan
1,189,676	4.476%, 1/22/2020[a]	1,189,307	0.3%
	Sprint Communications, Inc., Term Loan
1,446,375	3.750%, 2/2/2024[a]	1,446,071	0.4%
	WideOpenWest Finance, LLC, Term Loan
1,205,000	0.000%, 8/6/2023[a,b,c]	1,202,952	0.3%
	Other Securities^	14,319,307	3.8%

	Total	19,435,034

Consumer Cyclical (2.0%)
	Scientific Games International, Inc., Term Loan
1,675,800	5.108%, 10/1/2021[a]	1,691,402	0.4%
	Other Securities^	5,940,923	1.6%

	Total	7,632,325

Consumer Non-Cyclical (2.5%)
	Valeant Pharmaceuticals International, Inc., Term Loan
2,186,468	5.830%, 4/1/2022[a]	2,215,176	0.6%
	Other Securities^	7,276,412	1.9%

	Total	9,491,588

Energy (0.6%)
	Other Securities^	2,122,988	0.6%

	Total	2,122,988

Financials (1.0%)
	Other Securities^	3,932,322	1.0%

	Total	3,932,322

Technology (2.0%)
	First Data Corporation, Term Loan
1,535,000	3.716%, 4/26/2024[a]	1,534,447	0.4%
	Western Digital Corporation, Term Loan
1,258,675	3.976%, 4/29/2023[a]	1,262,929	0.3%
	Other Securities^	4,906,918	1.3%

	Total	7,704,294

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
$1,250,000	5.726%, 5/18/2023[a]	1,245,312	0.3%
	Other Securities^	813,492	0.2%

	Total	2,058,804

Utilities (0.3%)
	Other Securities^	1,275,408	0.3%

	Total	1,275,408

	Total Bank Loans (cost $62,835,273)	62,420,235

Shares	Common Stock (46.0%)
Consumer Discretionary (6.2%)
4,870	Amazon.com, Inc.[d]	4,714,160	1.2%
52,780	Comcast Corporation	2,054,198	0.5%
860	Priceline Group, Inc.[d]	1,608,647	0.4%
31,900	Starbucks Corporation	1,860,089	0.5%
16,670	Walt Disney Company	1,771,188	0.5%
	Other Securities^	11,906,251	3.1%

	Total	23,914,533

Consumer Staples (2.8%)
30,420	Philip Morris International, Inc.	3,572,829	0.9%
38,920	Whole Foods Market, Inc.	1,638,921	0.4%
	Other Securities^	5,325,248	1.5%

	Total	10,536,998

Energy (2.6%)
298,983	BP plc	1,725,791	0.5%
10,060	Concho Resources, Inc.[d]	1,222,592	0.3%
8,460	Pioneer Natural Resources Company	1,350,047	0.4%
	Other Securities^	5,485,248	1.4%

	Total	9,783,678

Financials (6.6%)
105,554	Bank of America Corporation	2,560,740	0.7%
11,990	Goldman Sachs Group, Inc.	2,660,581	0.7%
51,310	Synchrony Financial	1,530,064	0.4%
	Other Securities^	18,673,815	4.8%

	Total	25,425,200

Health Care (4.8%)
14,850	Celgene Corporation[d]	1,928,570	0.5%
25,180	Medtronic plc	2,234,725	0.6%
22,617	Novartis AG	1,889,121	0.5%
20,072	UnitedHealth Group, Inc.	3,721,750	1.0%
12,290	Zimmer Biomet Holdings, Inc.	1,578,036	0.4%
	Other Securities^	7,006,293	1.8%

	Total	18,358,495

Industrials (5.4%)
39,530	CSX Corporation	2,156,757	0.6%
23,390	Eaton Corporation plc	1,820,444	0.5%
12,710	Illinois Tool Works, Inc.	1,820,707	0.5%
	Other Securities^	14,933,116	3.8%

	Total	20,731,024

Information Technology (7.4%)
2,280	Alphabet, Inc., Class Ad	2,119,670	0.6%
1,655	Alphabet, Inc., Class Cd	1,503,948	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (46.0%)	Value	% of Net Assets
Information Technology (7.4%) - continued
33,818	Apple, Inc.	$4,870,468	1.3%
48,260	Cisco Systems, Inc.	1,510,538	0.4%
26,600	Cognizant Technology Solutions Corporation	1,766,240	0.5%
16,580	Facebook, Inc.[d]	2,503,248	0.7%
37,620	PayPal Holdings, Inc.[d]	2,019,065	0.5%
27,310	Visa, Inc.	2,561,132	0.7%
	Other Securities^	9,407,646	2.3%

	Total	28,261,955

Materials (2.2%)
	Other Securities^	8,534,778	2.2%

	Total	8,534,778

Real Estate (6.4%)
9,193	Simon Property Group, Inc.	1,487,060	0.4%
	Other Securities^	23,186,105	6.0%

	Total	24,673,165

Telecommunications Services (0.7%)
	Other Securities^	2,813,797	0.7%

	Total	2,813,797

Utilities (0.9%)
	Other Securities^	3,268,674	0.9%

	Total	3,268,674

	Total Common Stock (cost $152,191,154)	176,302,297

Principal Amount	Long-Term Fixed Income (31.4%)
Asset-Backed Securities (2.4%)
	Other Securities^	9,135,951	2.4%

	Total	9,135,951

Basic Materials (0.6%)
	Other Securities^	2,531,087	0.6%

	Total	2,531,087

Capital Goods (0.8%)
	Other Securities^	3,004,640	0.8%

	Total	3,004,640

Collateralized Mortgage Obligations (3.5%)
	Other Securities^	13,599,666	3.5%

	Total	13,599,666

Commercial Mortgage-Backed Securities (0.1%)
	Other Securities^	303,642	0.1%

	Total	303,642

Communications Services (1.4%)
	Other Securities^	5,313,684	1.4%

	Total	5,313,684

Consumer Cyclical (1.3%)
	Other Securities^	4,904,077	1.3%

	Total	4,904,077

Consumer Non-Cyclical (1.2%)
	Other Securities^	4,526,694	1.2%

	Total	4,526,694

Energy (1.3%)
	Other Securities^	4,946,387	1.3%

	Total	4,946,387

Financials (4.6%)
	Goldman Sachs Group, Inc.
999,000	2.268% - 7.500%,
	1/31/2019 - 11/10/2026[e,f]	1,042,493	0.1%
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,988,944	0.5%
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,853	<0.1%
	Other Securities^	14,435,098	4.0%

	Total	17,534,388

Foreign Government (6.7%)
	Turkey Government International Bond
3,544,000	4.250% - 7.000%,
	6/5/2020 - 2/17/2045[g]	3,688,223	1.0%
	Other Securities^	22,043,505	5.7%

	Total	25,731,728

Mortgage-Backed Securities (5.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,180,000	3.000%, 7/1/2031[c]	1,211,528	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,105,000	4.000%, 7/1/2047[c]	2,213,457	0.6%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,725,000	3.000%, 7/1/2047[c]	4,717,617	1.2%
6,775,000	3.500%, 7/1/2047[c]	6,956,339	1.8%
5,385,000	4.000%, 7/1/2047[c]	5,659,719	1.5%
1,300,000	4.500%, 7/1/2047[c]	1,394,147	0.4%
21,212	8.000% - 10.500%,
	8/1/2020 - 4/1/2030	23,223	<0.1%
	Other Securities^	124,178	<0.1%

	Total	22,300,208

Technology (1.0%)
	Apple, Inc.
171,000	1.532% - 2.850%,
	5/6/2021 - 5/11/2022[f]	173,639	<0.1%
	Other Securities^	3,638,514	1.0%

	Total	3,812,153

Transportation (0.2%)
	Other Securities^	792,299	0.2%

	Total	792,299

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value	% of Net Assets
Utilities (0.5%)
	Other Securities^	$2,018,391	0.5%

	Total	2,018,391

	Total Long-Term Fixed Income (cost $118,335,613)	120,454,995

Shares	Registered Investment Companies (2.3%)
Equity Funds/Exchange Traded Funds (1.6%)
49,490	Materials Select Sector SPDR Fund	2,663,057	0.7%
32,590	Utilities Select Sector SPDR Fund	1,693,376	0.4%
	Other Securities^	1,880,857	0.5%

	Total	6,237,290

Fixed Income Funds/Exchange Traded Funds (0.7%)
	Other Securities^	2,705,792	0.7%

	Total	2,705,792

	Total Registered Investment Companies (cost $8,412,374)	8,943,082

	Preferred Stock (1.1%)
Consumer Non-Cyclical (0.1%)
	Other Securities^	376,576	0.1%

	Total	376,576

Consumer Staples (0.1%)
	Other Securities^	258,227	0.1%

	Total	258,227

Energy (<0.1%)
	Other Securities^	63,771	<0.1%

	Total	63,771

Financials (0.8%)
3,300	Federal National Mortgage Association,
	0.000%[d,e]	19,008	<0.1%
13,000	Goldman Sachs Group, Inc.,
	5.500%[e]	365,950	0.1%
	Other Securities^	2,634,047

	Total	3,019,005

Health Care (0.1%)
	Other Securities^	397,789	0.1%

	Total	397,789

Industrials (<0.1%)
	Other Securities^	187,621	<0.1%

	Total	187,621

	Total Preferred Stock (cost $3,895,663)	4,302,989

	Collateral Held for Securities Loaned (1.4%)
5,142,025	Thrivent Cash Management Trust	5,142,025	1.4%

	Total Collateral Held for Securities Loaned (cost $5,142,025)	5,142,025

Shares or Principal Amount	Short-Term Investments (9.8%)[h]
	Thrivent Core Short-Term Reserve Fund
3,647,737	1.240%	36,477,372	9.5%
	Other Securities^	898,853	0.3%
	Total Short-Term Investments (cost $37,376,222)	37,376,225

	Total Investments (cost $388,188,324) 108.3%	$414,941,848

	Other Assets and Liabilities, Net (8.3%)	(31,718,037)

	Total Net Assets 100.0%	$383,223,811

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Balanced Income Plus Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $6,681,053 or 1.7% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$1,942,238
Taxable Debt Security	3,039,820

Total lending	$4,982,058
Gross amount payable upon return of collateral for securities loaned	$5,142,025

Net amounts due to counterparty	$159,967

Definitions

SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,796,134
Gross unrealized depreciation	(6,478,945)

Net unrealized appreciation (depreciation)	$26,317,189
Cost for federal income tax purposes	$388,624,659

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,613,167	—	2,868,134	745,033
Capital Goods	5,154,305	—	3,776,495	1,377,810
Communications Services	19,435,034	—	19,241,009	194,025
Consumer Cyclical	7,632,325	—	7,632,325	—
Consumer Non-Cyclical	9,491,588	—	8,111,095	1,380,493
Energy	2,122,988	—	1,732,187	390,801
Financials	3,932,322	—	3,777,323	154,999
Technology	7,704,294	—	7,704,294	—
Transportation	2,058,804	—	2,058,804	—
Utilities	1,275,408	—	1,275,408	—
Common Stock
Consumer Discretionary	23,914,533	17,544,989	6,369,456	88
Consumer Staples	10,536,998	6,994,860	3,542,138	—
Energy	9,783,678	5,373,533	4,410,145	—
Financials	25,425,200	14,659,649	10,765,551	—
Health Care	18,358,495	15,003,625	3,354,870	—
Industrials	20,731,024	11,625,419	9,104,435	1,170
Information Technology	28,261,955	25,734,210	2,527,745	—
Materials	8,534,778	1,922,999	6,611,779	—
Real Estate^	24,673,165	22,799,154	1,874,011	0
Telecommunications Services	2,813,797	—	2,813,797	—
Utilities	3,268,674	1,245,519	2,023,155	—
Long-Term Fixed Income
Asset-Backed Securities	9,135,951	—	8,710,951	425,000
Basic Materials	2,531,087	—	2,531,087	—
Capital Goods	3,004,640	—	3,004,640	—
Collateralized Mortgage Obligations	13,599,666	—	13,599,666	—
Commercial Mortgage-Backed Securities	303,642	—	303,642	—
Communications Services	5,313,684	—	5,313,684	—
Consumer Cyclical	4,904,077	—	4,904,077	—
Consumer Non-Cyclical	4,526,694	—	4,526,694	—
Energy	4,946,387	—	4,946,387	—
Financials	17,534,388	—	15,545,444	1,988,944
Foreign Government	25,731,728	—	25,731,728	—
Mortgage-Backed Securities	22,300,208	—	22,300,208	—
Technology	3,812,153	—	3,812,153	—
Transportation	792,299	—	792,299	—
Utilities	2,018,391	—	2,018,391	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	6,237,290	6,237,290	—	—
Fixed Income Funds/Exchange Traded Funds	2,705,792	2,705,792	—	—
Preferred Stock
Consumer Non-Cyclical	376,576	—	376,576	—
Consumer Staples	258,227	—	258,227	—
Energy	63,771	—	63,771	—
Financials	3,019,005	1,309,011	1,709,994	—
Health Care	397,789	—	397,789	—
Industrials	187,621	—	187,621	—
Short-Term Investments	898,853	—	898,853	—

Subtotal Investments in Securities	$373,322,451	$133,156,050	$233,508,038	$6,658,363

Other Investments *	Total
Short-Term Investments	36,477,372
Collateral Held for Securities Loaned	5,142,025

Subtotal Other Investments	$41,619,397

Total Investments at Value	$414,941,848

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	81,286	81,286	—	—
Call Options Written	18,642	—	—	18,642

Total Asset Derivatives	$99,928	$81,286	$—	$18,642

Liability Derivatives
Futures Contracts	31,191	31,191	—	—

Total Liability Derivatives	$31,191	$31,191	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $798,917 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(23)	September 2017	($4,978,352)	($4,970,516)	$7,836
5-Yr. U.S. Treasury Bond Futures	69	September 2017	8,149,222	8,130,680	(18,542)
10-Yr. U.S. Treasury Bond Futures	(32)	September 2017	(4,017,648)	(4,017,000)	648
20-Yr. U.S. Treasury Bond Futures	(2)	September 2017	(304,212)	(307,375)	(3,163)
CME Ultra Long Term U.S. Treasury Bond	10	September 2017	1,624,799	1,658,751	33,952
S&P 500 Index Futures	(18)	September 2017	(10,932,900)	(10,894,050)	38,850
S&P 500 Index Mini-Futures	22	September 2017	2,672,476	2,662,990	(9,486)
Total Futures Contracts					$50,095

The following table presents Balanced Income Plus Portfolio’s options contracts held as of June 30, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through Call Option	5	$100.75	July 2017	($184)	$18,642
Total Call Options Written				($184)	$18,642

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$42,436
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	18,642
Total Interest Rate Contracts		61,078
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	38,850
Total Equity Contracts		38,850

Total Asset Derivatives		$99,928
Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	21,705
Total Interest Rate Contracts		21,705
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	9,486
Total Equity Contracts		9,486

Total Liability Derivatives		$31,191

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	26,532
Options Purchased	Net realized gains/(losses) on Investments	(18,034)
Futures	Net realized gains/(losses) on Futures contracts	(650,922)
Total Equity Contracts		(642,424)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	85,302
Total Interest Rate Contracts		85,302

Total		($557,122)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	18,642
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	23,894
Total Interest Rate Contracts		42,536
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,240)
Total Equity Contracts		(4,240)

Total		$38,296

The following table presents Balanced Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

		Futures
		(Percentage
Derivative Risk Category	Futures (Notional)*	of Average Net Assets)	Options (Contracts)
Equity Contracts	$13,572,638	3.7%	N/A
Interest Rate Contracts	22,582,812	6.1	31

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017- June 30, 2017
Cash Management Trust- Collateral Investment	$6,483,360	$42,410,600	$43,751,935	5,142,025	$5,142,025	$18,541
Core Short-Term Reserve Fund	40,236,638	86,395,351	90,154,617	3,647,737	36,477,372	195,714
Total Value and Income Earned	$46,719,998				$41,619,397	$214,255

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.0%)	Value	% of Net Assets
Basic Materials (0.7%)
	Other Securities^	$4,679,443	0.7%

	Total	4,679,443

Capital Goods (1.0%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
$1,850,000	5.226%, 11/30/2023[a]	1,856,161	0.3%
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,689,316	4.226%, 5/15/2022[a]	1,682,981	0.3%
	Other Securities^	2,927,180	0.4%

	Total	6,466,322

Communications Services (4.1%)
	Level 3 Financing, Inc., Term Loan
1,600,000	3.466%, 2/22/2024[a]	1,603,008	0.3%
	NEP/NCP Holdco, Inc., Term Loan
1,488,870	4.476%, 1/22/2020[a]	1,488,409	0.2%
	Sprint Communications, Inc., Term Loan
1,815,450	3.750%, 2/2/2024[a]	1,815,069	0.3%
	WideOpenWest Finance, LLC, Term Loan
1,545,000	0.000%, 8/6/2023[a,b,c]	1,542,374	0.2%
	Other Securities^	18,985,223	3.1%

	Total	25,434,083

Consumer Cyclical (1.5%)
	Scientific Games International, Inc., Term Loan
2,109,712	5.108%, 10/1/2021[a]	2,129,354	0.3%
	Other Securities^	7,140,240	1.2%

	Total	9,269,594

Consumer Non-Cyclical (2.2%)
	JBS USA LUX SA, Term Loan
1,715,700	5.750%, 10/30/2022[a,b,c]	1,671,092	0.3%
	Valeant Pharmaceuticals International, Inc., Term Loan
2,743,464	5.830%, 4/1/2022[a]	2,779,486	0.4%
	Other Securities^	9,543,104	1.5%

	Total	13,993,682

Energy (0.4%)
	Other Securities^	2,358,669	0.4%

	Total	2,358,669

Financials (0.9%)
	Other Securities^	5,591,579	0.9%

	Total	5,591,579

Technology (1.4%)
	First Data Corporation, Term Loan
2,070,000	3.716%, 4/26/2024[a]	2,069,255	0.3%
	Western Digital Corporation, Term Loan
1,611,900	3.976%, 4/29/2023[a]	1,617,348	0.3%
	Other Securities^	5,224,931	0.8%

	Total	8,911,534

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
$1,645,000	5.726%, 5/18/2023[a]	1,638,831	0.3%
	Other Securities^	1,294,799	0.2%

	Total	2,933,630

Utilities (0.3%)
	Other Securities^	1,584,014	0.3%

	Total	1,584,014

	Total Bank Loans (cost $81,658,398)	81,222,550

	Long-Term Fixed Income (50.2%)
Asset-Backed Securities (4.7%)
	Lendmark Funding Trust
1,600,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ad	1,599,673	0.3%
	Other Securities^	27,663,871	4.4%

	Total	29,263,544

Basic Materials (1.3%)
	Other Securities^	8,348,116	1.3%

	Total	8,348,116

Capital Goods (1.9%)
	Other Securities^	11,625,305	1.9%

	Total	11,625,305

Collateralized Mortgage Obligations (9.7%)
	Federal Home Loan Mortgage Corporation
17,542,625	2.500% - 3.000%, 12/15/2022 - 2/15/2033, Ser. 4177, Class EIe	1,424,633	0.1%
	Federal National Mortgage Association
6,466,585	2.500% - 3.500%, 2/25/2028 - 1/25/2033, Ser. 2012-150, Class YIe	661,047	0.1%
	Other Securities^	58,936,358	9.5%

	Total	61,022,038

Commercial Mortgage-Backed Securities (0.1%)
	Other Securities^	651,752	0.1%

	Total	651,752

Communications Services (3.4%)
	Other Securities^	21,263,984	3.4%

	Total	21,263,984

Consumer Cyclical (2.7%)
	Other Securities^	16,778,456	2.7%

	Total	16,778,456

Consumer Non-Cyclical (2.6%)
	Other Securities^	16,050,430	2.6%

	Total	16,050,430

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value	% of Net Assets
Energy (2.8%)
	Other Securities^	$17,678,846	2.8%

	Total	17,678,846

Financials (8.3%)
	Goldman Sachs Group, Inc.
1,893,000	2.268% - 7.500%, 1/31/2019 - 11/10/2026[f,g]	1,977,027	0.4%
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022	3,045,570	0.5%
	Other Securities^	46,921,169	7.4%

	Total	51,943,766

Foreign Government (3.8%)
	Other Securities^	23,565,124	3.8%

	Total	23,565,124

Mortgage-Backed Securities (6.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,950,000	3.000%, 7/1/2031[c]	3,028,820	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,150,000	4.000%, 7/1/2047[c]	8,569,916	1.4%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,650,000	3.000%, 7/1/2047[c]	6,639,609	1.0%
10,275,000	3.500%, 7/1/2047[c]	10,550,020	1.7%
8,350,000	4.000%, 7/1/2047[c]	8,775,980	1.4%

	Total	37,564,345

Technology (1.7%)
	Other Securities^	10,796,919	1.7%

	Total	10,796,919

Transportation (0.3%)
	Other Securities^	1,881,813	0.3%

	Total	1,881,813

Utilities (0.9%)
	Other Securities^	5,390,065	0.9%

	Total	5,390,065

	Total Long-Term Fixed Income (cost $305,027,255)	313,824,503

Shares	Common Stock (27.5%)
Consumer Discretionary (3.5%)
4,560	Amazon.com, Inc.[h]	4,414,080	0.7%
49,448	Comcast Corporation	1,924,516	0.3%
810	Priceline Group, Inc.[h]	1,515,121	0.2%
29,890	Starbucks Corporation	1,742,886	0.3%
15,610	Walt Disney Company	1,658,563	0.3%
	Other Securities^	10,831,172	1.7%

	Total	22,086,338

Consumer Staples (1.5%)
28,500	Philip Morris International, Inc.	3,347,325	0.5%
36,470	Whole Foods Market, Inc.	1,535,752	0.3%
	Other Securities^	4,602,546	0.7%

	Total	9,485,623

Energy (1.5%)
272,069	BP plc	1,570,438	0.3%
	Other Securities^	7,579,072	1.2%

	Total	9,149,510

Financials (4.6%)
115,400	Ares Capital Corporation	1,890,252	0.3%
104,943	Bank of America Corporation	2,545,917	0.4%
11,230	Goldman Sachs Group, Inc.	2,491,937	0.4%
120,000	Golub Capital BDC, Inc.	2,294,400	0.4%
	Other Securities^	19,149,904	3.1%

	Total	28,372,410

Health Care (2.8%)
13,920	Celgene Corporation[h]	1,807,790	0.3%
23,590	Medtronic plc	2,093,613	0.3%
20,581	Novartis AG	1,719,061	0.3%
18,799	UnitedHealth Group, Inc.	3,485,711	0.6%
	Other Securities^	8,557,905	1.3%

	Total	17,664,080

Industrials (3.1%)
37,030	CSX Corporation	2,020,357	0.3%
21,910	Eaton Corporation plc	1,705,255	0.3%
11,906	Illinois Tool Works, Inc.	1,705,535	0.3%
	Other Securities^	13,605,135	2.2%

	Total	19,036,282

Information Technology (4.3%)
2,130	Alphabet, Inc., Class Ah	1,980,218	0.3%
31,688	Apple, Inc.	4,563,706	0.7%
24,920	Cognizant Technology Solutions Corporation	1,654,688	0.3%
15,540	Facebook, Inc.[h]	2,346,229	0.4%
35,250	PayPal Holdings, Inc.[h]	1,891,868	0.3%
25,590	Visa, Inc.	2,399,830	0.4%
	Other Securities^	12,175,424	1.9%

	Total	27,011,963

Materials (1.2%)
	Other Securities^	7,769,767	1.2%

	Total	7,769,767

Real Estate (4.1%)
9,400	Simon Property Group, Inc.	1,520,544	0.3%
	Other Securities^	23,828,836	3.8%

	Total	25,349,380

Telecommunications Services (0.4%)
	Other Securities^	2,575,212	0.4%

	Total	2,575,212

Utilities (0.5%)
	Other Securities^	2,951,396	0.5%

	Total	2,951,396

	Total Common Stock (cost $151,674,720)	171,451,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (2.3%)	Value	% of Net Assets
Consumer Non-Cyclical (0.2%)
	Other Securities^	$917,904	0.2%

	Total	917,904

Consumer Staples (0.2%)
	Other Securities^	1,486,950	0.2%

	Total	1,486,950

Energy (<0.1%)
	Other Securities^	52,222	<0.1%

	Total	52,222

Financials (1.6%)
7,350	Federal National Mortgage Association, 0.000%[f,h]	42,336	<0.1%
30,800	Goldman Sachs Group, Inc.,
	5.500%[f]	867,020	0.1%
	Other Securities^	9,276,559	1.5%

	Total	10,185,915

Health Care (0.2%)
	Other Securities^	1,158,337	0.2%

	Total	1,158,337

Industrials (0.1%)
	Other Securities^	445,463	0.1%

	Total	445,463

	Total Preferred Stock (cost $13,187,467)	14,246,791

	Registered Investment Companies (2.1%)
Equity Funds/Exchange Traded Funds (1.6%)
256,500	Alerian MLP ETF	3,067,740	0.5%
46,370	Materials Select Sector SPDR Fund	2,495,170	0.4%
30,530	Utilities Select Sector SPDR Fund	1,586,339	0.2%
25,000	Vanguard High Dividend Yield ETF	1,954,000	0.3%
	Other Securities^	1,141,638	0.2%

	Total	10,244,887

Fixed Income Funds/Exchange Traded Funds (0.5%)
24,825	Vanguard Short-Term Corporate Bond ETF	1,986,993	0.3%
	Other Securities^	1,404,746	0.2%

	Total	3,391,739

	Total Registered Investment Companies (cost $13,827,835)	13,636,626

	Collateral Held for Securities Loaned (0.2%)
1,140,232	Thrivent Cash Management Trust	1,140,232	0.2%

	Total Collateral Held for Securities Loaned (cost $1,140,232)	1,140,232

Shares or Principal Amount	Short-Term Investments (11.8%)[i]
	Thrivent Core Short-Term Reserve Fund
7,177,643	1.240%	71,776,433	11.5%
	Other Securities^	1,596,535	0.3%

	Total Short-Term Investments (cost $73,372,864)	73,372,968

	Total Investments (cost $639,888,771) 107.1%	$668,895,631

	Other Assets and Liabilities, Net (7.1%)	(44,595,091)

	Total Net Assets 100.0%	$624,300,540

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $79,816,704 or 12.8% of total net assets.
e	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Diversified Income Plus Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $22,752,927 or 3.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$1,074,855

Total lending	$1,074,855
Gross amount payable upon return of collateral for securities loaned	$1,140,232

Net amounts due to counterparty	$65,377

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Definitions

ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange- traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,319,736
Gross unrealized depreciation	(9,273,288)

Net unrealized appreciation (depreciation)	$28,046,448
Cost for federal income tax purposes	$640,849,183

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,679,443	—	3,726,382	953,061
Capital Goods	6,466,322	—	4,783,341	1,682,981
Communications Services	25,434,083	—	25,190,308	243,775
Consumer Cyclical	9,269,594	—	9,269,594	—
Consumer Non-Cyclical	13,993,682	—	12,320,582	1,673,100
Energy	2,358,669	—	2,020,885	337,784
Financials	5,591,579	—	5,391,580	199,999
Technology	8,911,534	—	8,911,534	—
Transportation	2,933,630	—	2,933,630	—
Utilities	1,584,014	—	1,584,014	—
Long-Term Fixed Income
Asset-Backed Securities	29,263,544	—	28,038,544	1,225,000
Basic Materials	8,348,116	—	8,348,116	—
Capital Goods	11,625,305	—	11,625,305	—
Collateralized Mortgage Obligations	61,022,038	—	61,022,038	—
Commercial Mortgage-Backed Securities	651,752	—	651,752	—
Communications Services	21,263,984	—	21,263,984	—
Consumer Cyclical	16,778,456	—	16,778,456	—
Consumer Non-Cyclical	16,050,430	—	16,050,430	—
Energy	17,678,846	—	17,678,846	—
Financials	51,943,766	—	48,898,196	3,045,570
Foreign Government	23,565,124	—	23,565,124	—
Mortgage-Backed Securities	37,564,345	—	37,564,345	—
Technology	10,796,919	—	10,796,919	—
Transportation	1,881,813	—	1,881,813	—
Utilities	5,390,065	—	5,390,065	—
Common Stock
Consumer Discretionary	22,086,338	16,282,982	5,803,276	80
Consumer Staples	9,485,623	6,516,320	2,969,303	—
Energy	9,149,510	5,103,919	4,045,591	—
Financials	28,372,410	18,508,056	9,864,354	—
Health Care	17,664,080	14,614,375	3,049,705	—
Industrials^	19,036,282	10,749,772	8,285,412	1,098
Information Technology	27,011,963	24,721,747	2,290,216	—
Materials	7,769,767	1,729,479	6,040,288	—
Real Estate^	25,349,380	23,650,410	1,698,970	0
Telecommunications Services	2,575,212	—	2,575,212	—
Utilities	2,951,396	1,120,348	1,831,048	—
Preferred Stock
Consumer Non-Cyclical	917,904	—	917,904	—
Consumer Staples	1,486,950	735,280	751,670	—
Energy	52,222	—	52,222	—
Financials	10,185,915	5,805,588	4,380,327	—
Health Care	1,158,337	—	1,158,337	—
Industrials	445,463	—	445,463	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	10,244,887	10,244,887	—	—
Fixed Income Funds/Exchange Traded Funds	3,391,739	3,391,739	—	—
Short-Term Investments	1,596,535	—	1,596,535	—

Subtotal Investments in Securities	$595,978,966	$143,174,902	$443,441,616	$9,362,448

Other Investments *	Total
Short-Term Investments	71,776,433
Collateral Held for Securities Loaned	1,140,232

Subtotal Other Investments	$72,916,665

Total Investments at Value	$668,895,631

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	144,059	144,059	—	—
Call Options Written	26,236	—	—	26,236

Total Asset Derivatives	$170,295	$144,059	$—	$26,236

Liability Derivatives
Futures Contracts	73,225	73,225	—	—

Total Liability Derivatives	$73,225	$73,225	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $1,596,535 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(26)	September 2017	($5,627,702)	($5,618,844)	$8,858
5-Yr. U.S. Treasury Bond Futures	176	September 2017	20,786,420	20,739,125	(47,295)
10-Yr. U.S. Treasury Bond Futures	(40)	September 2017	(5,022,060)	(5,021,250)	810
20-Yr. U.S. Treasury Bond Futures	39	September 2017	5,949,150	5,993,812	44,662
CME Ultra Long Term U.S. Treasury Bond	1	September 2017	162,480	165,875	3,395
S&P 500 Index Futures	(40)	September 2017	(24,295,334)	(24,209,000)	86,334
S&P 500 Index Mini-Futures	71	September 2017	8,620,125	8,594,195	(25,930)
Total Futures Contracts					$70,834

The following table presents Diversified Income Plus Portfolio’s options contracts held as of June 30, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through Call Option	7	$100.75	July 2017	($260)	$26,236
Total Call Options Written				($260)	$26,236

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$57,725
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	26,236
Total Interest Rate Contracts		83,961
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	86,334
Total Equity Contracts		86,334

Total Asset Derivatives		$170,295

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	47,295
Total Interest Rate Contracts		47,295
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	25,930
Total Equity Contracts		25,930

Total Liability Derivatives		$73,225

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	39,886
Options Purchased	Net realized gains/(losses) on Investments	(40,229)
Futures	Net realized gains/(losses) on Futures contracts	(1,424,798)
Total Equity Contracts		(1,425,141)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	440,773
Total Interest Rate Contracts		440,773

Total		($984,368)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	26,236
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	64,265
Total Interest Rate Contracts		90,501
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(47,399)
Total Equity Contracts		(47,399)

Total		$43,102

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$29,970,324	5.0%	N/A
Interest Rate Contracts	33,896,107	5.7	69

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$172,250	$8,677,382	$7,709,400	1,140,232	$1,140,232	$19,458
Core Short-Term Reserve Fund	64,989,751	163,567,679	156,780,997	7,177,643	71,776,433	363,397
Total Value and Income
Earned	$65,162,001				$72,916,665	$382,855

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)	Value	% of Net Assets
Basic Materials (1.8%)
	Contura Energy, Inc., Term Loan
$ 578,550	6.230%, 3/17/2024[a]	$561,193	0.3%
	Ineos Finance, LLC, Term Loan
760,751	3.976%, 3/31/2022[a,b,c]	761,862	0.5%
	Tronox Pigments BV, Term Loan
679,383	4.796%, 3/19/2020[a]	682,780	0.4%
	Other Securities^	903,728	0.6%

	Total	2,909,563

Capital Goods (2.4%)
	Advanced Disposal Services, Inc., Term Loan
580,703	3.939%, 11/10/2023[a]	582,468	0.4%
	Berry Plastics Corporation, Term Loan
538,650	3.617%, 1/19/2024[a]	538,424	0.3%
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,085,000	5.226%, 11/30/2023[a]	1,088,613	0.7%
	Sterigenics-Nordion Holdings, LLC, Term Loan
738,150	4.226%, 5/15/2022[a]	735,382	0.5%
	Other Securities^	907,431	0.5%

	Total	3,852,318

Communications Services (10.8%)
	Coral-US Co-Borrower, LLC, Term Loan
870,000	4.726%, 11/19/2024[a]	871,636	0.6%
	Level 3 Financing, Inc., Term Loan
1,025,000	3.466%, 2/22/2024[a]	1,026,927	0.6%
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.658%, 1/7/2022[a]	717,148	0.5%
	LTS Buyer, LLC, Term Loan
665,699	4.546%, 4/13/2020[a]	667,696	0.4%
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,063,826	5.226%, 5/4/2022[a]	1,045,039	0.7%
	NEP/NCP Holdco, Inc., Term Loan
742,347	4.476%, 1/22/2020[a]	742,117	0.5%
760,000	0.000%, 7/21/2022[a,b,c]	759,764	0.5%
	SBA Senior Finance II, LLC, Term Loan
727,500	3.480%, 3/24/2021[a]	728,686	0.5%
	Sprint Communications, Inc., Term Loan
1,062,338	3.750%, 2/2/2024[a]	1,062,114	0.7%
	Virgin Media Bristol, LLC, Term Loan
550,000	3.909%, 1/31/2025[a]	549,863	0.3%
	WideOpenWest Finance, LLC, Term Loan
950,000	0.000%, 8/6/2023[a,b,c]	948,385	0.6%
918,063	4.702%, 8/19/2023[a]	916,502	0.6%
	Other Securities^	7,071,063	4.3%

	Total	17,106,940

Consumer Cyclical (3.1%)
	Amaya Holdings BV, Term Loan
621,008	4.796%, 8/1/2021[a]	621,573	0.4%
	Four Seasons Hotels, Ltd., Term Loan
598,496	3.726%, 11/30/2023[a]	601,985	0.4%
	Mohegan Tribal Gaming Authority, Term Loan
552,549	5.226%, 10/13/2023[a,b,c]	558,246	0.3%
	Scientific Games International, Inc., Term Loan
1,231,913	5.108%, 10/1/2021[a]	1,243,382	0.8%
	Other Securities^	1,893,651	1.2%

	Total	4,918,837

Consumer Non-Cyclical (4.9%)
	Air Medical Group Holdings, Inc., Term Loan
955,000	0.000%, 4/28/2022[a,b,c]	949,747	0.6%
	Albertson’s, LLC, Term Loan
610,839	0.000%, 6/22/2023[a,b,c]	603,460	0.4%
	CHS/Community Health Systems, Inc., Term Loan
605,193	4.210%, 1/27/2021[a]	603,868	0.4%
	JBS USA LUX SA, Term Loan
1,037,400	5.750%, 10/30/2022[a,b,c]	1,010,428	0.6%
	Valeant Pharmaceuticals International, Inc., Term Loan
1,588,111	5.830%, 4/1/2022[a]	1,608,963	1.0%
	Other Securities^	2,962,403	1.9%

	Total	7,738,869

Energy (0.7%)
	Houston Fuel Oil Terminal, LLC, Term Loan
660,915	4.550%, 8/19/2021[a,b,c]	655,132	0.4%
	Other Securities^	525,728	0.3%

	Total	1,180,860

Financials (1.6%)
	ASP AMC Merger Sub, Inc., Term Loan
850,676	4.796%, 4/13/2024[a]	841,105	0.5%
	Other Securities^	1,646,765	1.1%

	Total	2,487,870

Technology (3.2%)
	First Data Corporation, Term Loan
1,165,000	3.716%, 4/26/2024[a]	1,164,581	0.7%
	Rackspace Hosting, Inc., Term Loan
590,000	0.000%, 11/3/2023[a,b,c]	589,445	0.4%
	Western Digital Corporation, Term Loan
945,250	3.976%, 4/29/2023[a]	948,445	0.6%
	Xerox Business Services, LLC, Term Loan
533,659	5.226%, 12/7/2023[a]	539,663	0.4%
	Other Securities^	1,904,471	1.1%

	Total	5,146,605

Transportation (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
965,000	5.726%, 5/18/2023[a]	961,381	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)	Value	% of Net Assets
Transportation (1.1%) - continued
	Other Securities^	$845,925	0.5%

	Total	1,807,306

Utilities (0.8%)
	Calpine Corporation, Term Loan
769,114	4.050%, 1/15/2024[a]	767,314	0.5%

	Other Securities^	495,651	0.3%

	Total	1,262,965

	Total Bank Loans (cost $48,654,139)	48,412,133

	Long-Term Fixed Income (60.2%)
Asset-Backed Securities (5.5%)
	Other Securities^	8,739,006	5.5%

	Total	8,739,006

Basic Materials (1.3%)
	Other Securities^	2,147,733	1.3%

	Total	2,147,733

Capital Goods (1.4%)
	Other Securities^	2,254,109	1.4%

	Total	2,254,109

Collateralized Mortgage Obligations (6.7%)
	Other Securities^	10,724,677	6.7%

	Total	10,724,677

Communications Services (2.5%)
	Other Securities^	4,005,962	2.5%

	Total	4,005,962

Consumer Cyclical (2.7%)
	Other Securities^	4,329,329	2.7%

	Total	4,329,329

Consumer Non-Cyclical (2.6%)
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[d]	60,921	0.1%
	Other Securities^	4,073,543	2.5%

	Total	4,134,464

Energy (2.6%)
	Petrobras Global Finance BV
278,000	7.375% - 8.375%, 5/23/2021 - 1/17/2027	306,093	0.2%
	Petroleos Mexicanos
122,000	6.375% - 6.500%, 2/4/2021 - 3/13/2027[d]	131,356	0.1%
	Other Securities^	3,622,118	2.3%

	Total	4,059,567

Financials (6.5%)
	Other Securities^	10,341,805	6.5%

	Total	10,341,805

Foreign Government (14.3%)
	Argentina Government International Bond
554,000	7.500%, 4/22/2026	595,550	0.4%
499,455	8.280%, 12/31/2033	553,396	0.4%
1,720,039	2.500% - 7.625%, 4/22/2021 - 4/22/2046[e]	1,625,342	1.0%
	Brazil Government International Bond
1,972,000	2.625% - 7.125%, 1/22/2021 - 2/21/2047	1,957,484	1.3%
	Colombia Government International Bond
1,550,000	2.625% - 7.375%, 7/12/2021 - 6/15/2045	1,643,014	1.0%
	Hungary Government International Bond
472,000	5.750%, 11/22/2023	539,706	0.3%
	Indonesia Government International Bond
559,000	5.125%, 1/15/2045[d]	598,444	0.4%
1,817,000	3.375% - 8.500%, 5/5/2021 - 1/15/2044[d]	2,081,452	1.4%
	Mexico Government International Bond
2,632,000	3.600% - 6.750%, 10/2/2023 - 10/12/2110	2,748,094	1.7%
	Russia Government International Bond
940,000	5.000%, 4/29/2020[d]	996,152	0.6%
1,132,965	3.500% - 7.500%, 1/16/2019 - 4/4/2042[d]	1,240,085	0.8%
	Turkey Government International Bond
3,049,000	4.250% - 7.000%, 6/5/2020 - 2/17/2045	3,172,937	2.1%
	Other Securities^	4,941,848	2.9%

	Total	22,693,504

Mortgage-Backed Securities (11.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,525,000	3.000%, 7/1/2031[c]	1,565,746	1.0%
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
25,250	5.500%, 9/1/2024	27,834	<0.1%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,475,000	4.000%, 7/1/2047[c]	1,550,997	1.0%
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
189,882	6.000%, 8/1/2024	213,539	0.1%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,050,000	3.000%, 7/1/2047[c]	4,043,672	2.5%
4,650,000	3.500%, 7/1/2047[c]	4,774,461	3.0%
4,475,000	4.000%, 7/1/2047[c]	4,703,295	3.0%
1,250,000	4.500%, 7/1/2047[c]	1,340,526	0.8%

	Total	18,220,070

Technology (1.4%)
	Other Securities^	2,233,942	1.4%

	Total	2,233,942

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value	% of Net Assets
Transportation (0.3%)
	Other Securities^	$479,682	0.3%

	Total	479,682

Utilities (1.0%)
	Other Securities^	1,567,095	1.0%

	Total	1,567,095

	Total Long-Term Fixed Income (cost $94,784,580)	95,930,945

Shares	Registered Investment Companies (3.7%)
Equity Funds/Exchange Traded Funds (<0.1%)
	Other Securities^	209,495	0.1%

	Total	209,495

Fixed Income Funds/Exchange Traded Funds (3.6%)
38,705	PowerShares Senior Loan Portfolio	895,634	0.6%
37,440	SPDR Bloomberg Barclays High Yield Bond ETF	1,392,768	0.9%
31,210	Vanguard Short-Term Corporate Bond ETF	2,498,048	1.6%
	Other Securities^	859,466	0.5%

	Total	5,645,916

	Total Registered Investment Companies (cost $6,004,174)	5,855,411

	Preferred Stock (1.2%)
Consumer Non-Cyclical (0.1%)
	Other Securities^	67,078	0.1%

	Total	67,078

Energy (<0.1%)
	Other Securities^	56,593	<0.1%

	Total	56,593

Financials (1.1%)
	Other Securities^	1,775,208	1.1%

	Total	1,775,208

	Total Preferred Stock (cost $1,714,094)	1,898,879

	Common Stock (0.4%)
Energy (0.2%)
	Other Securities^	287,504	0.2%

	Total	287,504

Financials (0.2%)
	Other Securities^	335,817	0.2%

	Total	335,817

Materials (<0.1%)
	Other Securities^	36,737	<0.1%

	Total	36,737

	Total Common Stock (cost $626,481)	660,058

Shares or Principal Amount	Short-Term Investments (18.4%)[f]
	Thrivent Core Short-Term Reserve Fund
2,891,777	1.240%	28,917,773	18.2%
	Other Securities^	299,764	0.2%

	Total Short-Term Investments (cost $29,217,539)	29,217,537

	Total Investments (cost $181,001,007) 114.3%	$181,974,963

	Other Assets and Liabilities, Net (14.3%)	(22,773,503)

	Total Net Assets 100.0%	$159,201,460

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $21,892,383 or 13.8% of total net assets.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Opportunity Income Plus Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $6,024,323 or 3.8% of total net assets.

Definitions

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are a family of exchange- traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,469,811
Gross unrealized depreciation	(1,434,737)

Net unrealized appreciation (depreciation)	$1,035,074

Cost for federal income tax purposes	$180,939,889

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,909,563	—	2,348,370	561,193
Capital Goods	3,852,318	—	3,116,936	735,382
Communications Services	17,106,940	—	16,962,665	144,275
Consumer Cyclical	4,918,837	—	4,918,837	—
Consumer Non-Cyclical	7,738,869	—	6,789,122	949,747
Energy	1,180,860	—	1,180,860	—
Financials	2,487,870	—	2,487,870	—
Technology	5,146,605	—	5,146,605	—
Transportation	1,807,306	—	1,807,306	—
Utilities	1,262,965	—	1,262,965	—
Long-Term Fixed Income
Asset-Backed Securities	8,739,006	—	8,389,006	350,000
Basic Materials	2,147,733	—	2,147,733	—
Capital Goods	2,254,109	—	2,254,109	—
Collateralized Mortgage Obligations	10,724,677	—	10,724,677	—
Communications Services	4,005,962	—	4,005,962	—
Consumer Cyclical	4,329,329	—	4,329,329	—
Consumer Non-Cyclical	4,134,464	—	4,134,464	—
Energy	4,059,567	—	4,059,567	—
Financials	10,341,805	—	10,341,805	—
Foreign Government	22,693,504	—	22,693,504	—
Mortgage-Backed Securities	18,220,070	—	18,220,070	—
Technology	2,233,942	—	2,233,942	—
Transportation	479,682	—	479,682	—
Utilities	1,567,095	—	1,567,095	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	5,645,916	5,645,916	—	—
Equity Funds/Exchange Traded Funds	209,495	209,495	—	—
Preferred Stock
Consumer Non-Cyclical	67,078	—	67,078	—
Energy	56,593	—	56,593	—
Financials	1,775,208	803,535	971,673	—
Common Stock
Energy	287,504	287,504	—	—
Financials	335,817	335,817	—	—
Materials	36,737	36,737	—	—
Short-Term Investments	299,764	—	299,764	—

Subtotal Investments in Securities	$153,057,190	$7,319,004	$142,997,589	$2,740,597

Other Investments *	Total
Short-Term Investments	28,917,773

Subtotal Other Investments	$28,917,773

Total Investments at Value	$181,974,963

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	57,688	57,688	—	—

Call Options Written	15,979	—	—	15,979

Total Asset Derivatives	$73,667	$57,688	$—	$15,979

Liability Derivatives
Futures Contracts	8,775	8,775	—	—

Total Liability Derivatives	$8,775	$8,775	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $299,764 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(16)	September 2017	($3,463,201)	($3,457,750)	$5,451
5-Yr. U.S. Treasury Bond Futures	15	September 2017	1,771,570	1,767,539	(4,031)
10-Yr. U.S. Treasury Bond Futures	(17)	September 2017	(2,134,375)	(2,134,031)	344
20-Yr. U.S. Treasury Bond Futures	(3)	September 2017	(456,318)	(461,062)	(4,744)
CME Ultra Long Term U.S. Treasury Bond	10	September 2017	1,624,799	1,658,750	33,951
S&P 500 Index Futures	(8)	September 2017	(4,859,067)	(4,841,800)	17,267
Ultra 10-Yr. U.S. Treasury Note	(4)	September 2017	(539,925)	(539,250)	675
Total Futures Contracts					$48,913

The following table presents Opportunity Income Plus Portfolio’s options contracts held as of June 30, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through Call Option	4	$100.75	July 2017	($158)	$15,979
Total Call Options Written				($158)	$15,979

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$40,421
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	15,979
Total Interest Rate Contracts		56,400
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	17,267
Total Equity Contracts		17,267

Total Asset Derivatives		$73,667

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,775
Total Interest Rate Contracts		8,775

Total Liability Derivatives		$8,775

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Purchased	Net realized gains/(losses) on Investments	(14,219)
Futures	Net realized gains/(losses) on Futures contracts	(369,533)
Total Equity Contracts		(383,752)
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	22,529
Futures	Net realized gains/(losses) on Futures contracts	14,252
Total Interest Rate Contracts		36,781

Total		($346,971)

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	15,979
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	28,111
Total Interest Rate Contracts		44,090
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(11,300)
Total Equity Contracts		(11,300)

Total		$32,790

The following table presents Opportunity Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$4,767,231	3.2%	N/A
Interest Rate Contracts	11,017,028	7.4	24

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$26,649,222	$65,107,603	$62,839,052	2,891,777	$28,917,773	$147,734
Total Value and Income Earned	$26,649,222				$28,917,773	$147,734

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (91.6%)	Value
Biotechnology (22.2%)
143,096	ACADIA Pharmaceuticals, Inc.[a]	$3,990,947
60,541	Acceleron Pharma, Inc.[a]	1,839,841
382,920	Amicus Therapeutics, Inc.[a]	3,856,004
85,069	BioMarin Pharmaceutical, Inc.[a]	7,725,967
71,100	Celgene Corporation[a]	9,233,757
63,868	Global Blood Therapeutics, Inc.[a]	1,746,790
67,557	La Jolla Pharmaceutical Company[a]	2,011,172
25,689	Loxo Oncology, Inc.[a]	2,060,001
52,625	Portola Pharmaceuticals, Inc.[a]	2,955,946
16,000	Regeneron Pharmaceuticals, Inc.[a]	7,858,240

	Total	43,278,665

Health Care Equipment (21.0%)
41,186	ABIOMED, Inc.[a]	5,901,954
51,651	Dexcom, Inc.[a]	3,778,271
50,100	Edwards Lifesciences Corporation[a]	5,923,824
4,975	Intuitive Surgical, Inc.[a]	4,653,466
187,304	K2M Group Holdings, Inc.[a]	4,562,725
123,200	Medtronic plc	10,934,000
67,300	NuVasive, Inc.[a]	5,176,716

	Total	40,930,956

Health Care Facilities (2.6%)
103,600	Acadia Healthcare Company, Inc.[a]	5,115,768

	Total	5,115,768

Health Care Services (1.7%)
97,175	Teladoc, Inc.a	3,371,973

	Total	3,371,973

Health Care Technology (1.2%)
97,100	Evolent Health, Inc.[a]	2,461,485

	Total	2,461,485

Pharmaceuticals (42.9%)
37,279	Aerie Pharmaceuticals, Inc.a	1,959,011
317,278	Collegium Pharmaceutical, Inc.[a]	3,969,148
244,099	Endo International plc[a]	2,726,586
110,799	Johnson & Johnson	14,657,600
228,100	Merck & Company, Inc.	14,618,929
153,899	Mylan NVa	5,974,359
68,329	Neuroderm, Ltd.[a]	2,043,037
174,800	Novartis AG ADR	14,590,556
437,896	Pfizer , Inc.	14,708,927
37,644	Sawai Pharmaceutical Company, Ltd.	2,114,174
191,600	Teva Pharmaceutical Industries, Ltd. ADR	6,364,952

	Total	83,727,279

	Total Common Stock (cost $162,362,683)	178,886,126

Shares or Principal Amount	Short-Term Investments (8.2%)[b]
	Federal Home Loan Bank Discount Notes
2,900,000	0.901%, 7/5/2017	2,899,838
900,000	0.930%, 7/12/2017	899,775
300,000	1.000%, 7/19/2017	299,867
400,000	0.970%, 7/21/2017	399,800
500,000	1.000%, 7/26/2017	499,680
1,100,000	1.025%, 8/4/2017	1,099,002
	Thrivent Core Short-Term Reserve Fund
989,322	1.240%	9,893,220

	Total Short-Term Investments (cost $15,990,896)	15,991,182

	Total Investments (cost $178,353,579) 99.8%	$194,877,308

	Other Assets and Liabilities, Net 0.2%	331,378

	Total Net Assets 100.0%	$195,208,686

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,283,972
Gross unrealized depreciation	(3,097,887)

Net unrealized appreciation (depreciation)	$14,186,085
Cost for federal income tax purposes	$180,691,223

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	43,278,665	43,278,665	—	—
Health Care Equipment	40,930,956	40,930,956	—	—
Health Care Facilities	5,115,768	5,115,768	—	—
Health Care Services	3,371,973	3,371,973	—	—
Health Care Technology	2,461,485	2,461,485	—	—
Pharmaceuticals	83,727,279	81,613,105	2,114,174	—
Short-Term Investments	6,097,962	—	6,097,962	—

Subtotal Investments in Securities	$184,984,088	$176,771,952	$8,212,136	$—

Other Investments *	Total
Short-Term Investments	9,893,220

Subtotal Other Investments	$9,893,220

Total Investments at Value	$194,877,308

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$8,210,797	$31,993,673	$30,311,250	989,322	$9,893,220	$45,570
Total Value and Income Earned	$8,210,797				$9,893,220	$45,570

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (91.6%)	Value
Brazil (11.4%)
180,700	Ambev SA	$1,003,071
245,713	Banco Bradesco SA ADR	2,088,561
65,900	BRF SA	778,172
154,115	Lojas Renner SA	1,279,291
46,756	Multiplan Empreendimentos Imobiliarios SA	921,317
72,600	Ultrapar Participacoes SA	1,715,892
87,960	Vale SA ADR	769,650

	Total	8,555,954

Chile (2.1%)
34,770	Banco Santander Chile SA ADR	883,506
86,340	S.A.C.I. Falabella	707,108

	Total	1,590,614

China (0.7%)
890,000	PetroChina Company, Ltd.	544,476

	Total	544,476

Hong Kong (11.3%)
337,000	AIA Group, Ltd.	2,465,614
245,000	China Mobile, Ltd.	2,597,442
293,000	Hang Lung Group, Ltd.	1,212,316
132,000	Hang Lung Properties, Ltd.	329,887
31,965	Hong Kong Exchanges and Clearing, Ltd.	825,796
71,000	Swire Pacific, Ltd., Class A	693,078
80,000	Swire Pacific, Ltd., Class B	139,946
59,500	Swire Properties, Ltd.	196,137

	Total	8,460,216

Hungary (1.2%)
34,710	Richter Gedeon Nyrt	907,439

	Total	907,439

India (16.5%)
59,005	Grasim Industries, Ltd.	1,132,905
31,750	Grasim Industries, Ltd. GDR	610,870
21,800	Hero Motocorp, Ltd.	1,247,378
75,000	Hindustan Unilever, Ltd.	1,252,266
122,639	Housing Development Finance Corporation	3,062,789
39,116	Infosys, Ltd.	566,195
424,339	ITC, Ltd.	2,122,729
47,800	Kotak Mahindra Bank, Ltd.	706,326
28,881	Tata Consultancy Services, Ltd.	1,054,907
10,947	Ultra Tech Cement, Ltd.	670,159

	Total	12,426,524

Indonesia (5.3%)
3,473,800	Astra International Tbk PT	2,327,437
604,900	Indocement Tunggal Prakarsa Tbk PT	835,953
587,300	PT Bank Central Asia Tbk	800,971

	Total	3,964,361

Luxembourg (1.1%)
26,965	Tenaris SA ADR	839,690

	Total	839,690

Malaysia (1.4%)
222,000	Public Bank Berhad	1,050,741

	Total	1,050,741

Mexico (7.5%)
22,600	Fomento Economico Mexicano SAB de CV ADR	2,222,484
5,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,157,200
320,477	Grupo Financiero Banorte SAB de CV ADR	2,033,359
97,300	Organizacion Soriana SAB de CVa	226,781

	Total	5,639,824

Philippines (3.8%)
60,650	Ayala Corporation	1,022,300
917,900	Ayala Land, Inc.	723,149
540,862	Bank of the Philippine Islands	1,114,737

	Total	2,860,186

Poland (0.9%)
19,819	Bank Pekao SA	667,311

	Total	667,311

Portugal (1.2%)
45,229	Jeronimo Martins SGPS SA	883,043

	Total	883,043

Russia (3.7%)
28,386	Lukoil ADR	1,383,569
9,219	Magnit PJSC	1,435,342

	Total	2,818,911

South Africa (3.3%)
88,421	Massmart Holdings, Ltd.	713,045
83,564	MTN Group, Ltd.	728,465
188,808	Truworths International, Ltd.	1,031,895

	Total	2,473,405

South Korea (3.3%)
2,811	Amorepacific Corporation	456,973
4,081	Amorepacific Group	463,749
2,090	NAVER Corporation	1,532,035

	Total	2,452,757

Taiwan (5.0%)
195,400	Taiwan Mobile Company, Ltd.[a]	735,519
443,499	Taiwan Semiconductor Manufacturing Company, Ltd.	3,030,080

	Total	3,765,599

Thailand (4.5%)
111,100	Siam Cement pcl	1,641,062
376,800	Siam Commercial Bank pcl	1,722,695

	Total	3,363,757

Turkey (3.9%)
351,033	Akbank TAS	977,773
60,836	BIM Birlesik Magazalar AS	1,127,938
292,190	Turkiye Garanti Bankasi AS	813,269

	Total	2,918,980

United Kingdom (1.6%)
32,386	BHP Billiton plc	493,680
73,303	Standard Chartered plc[a]	742,432

	Total	1,236,112

United States (1.9%)
37,000	Yum China Holding, Inc.	1,458,910

	Total	1,458,910

	Total Common Stock (cost $58,308,272)	68,878,810

	Preferred Stock (5.8%)
Brazil (0.8%)
71,605	Vale SA ADR	583,581

	Total	583,581

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (5.8%)	Value
South Korea (5.0%)
2,297	Samsung Electronics Company, Ltd.	$3,745,254

	Total	3,745,254

	Total Preferred Stock (cost $2,146,754)	4,328,835

Shares or Principal Amount	Short-Term Investments (3.1%)[b]
	Thrivent Core Short-Term Reserve Fund
230,254	1.240%	2,302,540

	Total Short-Term Investments (cost $2,302,540)	2,302,540

	Total Investments (cost $62,757,566) 100.5%	$75,510,185

	Other Assets and Liabilities, Net (0.5%)	(347,821)

	Total Net Assets 100.0%	$75,162,364

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,929,327
Gross unrealized depreciation	(5,343,830)

Net unrealized appreciation (depreciation)	$12,585,497
Cost for federal income tax purposes	$62,924,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,278,800	1,458,910	6,819,890	—
Consumer Staples	12,458,812	2,222,484	10,236,328	—
Energy	4,483,627	839,690	3,643,937	—
Financials	20,978,180	2,972,067	18,006,113	—
Health Care	907,439	—	907,439	—
Industrials	1,157,200	1,157,200	—	—
Information Technology	6,183,217	—	6,183,217	—
Materials	6,154,279	769,650	5,384,629	—
Real Estate	4,215,830	—	4,215,830	—
Telecommunications Services	4,061,426	—	4,061,426	—
Preferred Stock
Information Technology	3,745,254	—	3,745,254	—
Materials	583,581	583,581	—	—

Subtotal Investments in Securities	$73,207,645	$10,003,585	$63,204,063	$—

Other Investments *	Total
Short-Term Investments	2,302,540

Subtotal Other Investments	$2,302,540

Total Investments at Value	$75,510,185

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$981,850	$4,239,625	$5,221,475	—	$—	$298
Core Short-Term Reserve Fund	1,398,177	6,980,051	6,075,688	230,254	2,302,540	10,394
Total Value and Income Earned	$2,380,027				$2,302,540	$10,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (0.1%)
8,000	MGM Resorts International	$250,320

	Total	250,320

Diversified REITS (4.6%)
11,292	American Assets Trust, Inc.	444,792
12,450	Armada Hoffle Properties, Inc.	161,227
25,000	Colony NorthStar, Inc.	352,250
29,919	Empire State Realty Trust, Inc.	621,418
9,376	First Potomac Realty Trust	104,167
32,493	Forest City Realty Trust, Inc.	785,356
35,901	Gramercy Property Trust	1,066,619
28,414	Lexington Realty Trust	281,583
30,743	Liberty Property Trust	1,251,547
1,058	PS Business Parks, Inc.	140,069
98,260	Spirit Realty Capital, Inc.	728,107
56,846	Store Capital Corporation	1,276,193
69,734	VEREIT, Inc.	567,635
9,515	Washington REIT	303,528
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	78,120
3,450	WP Carey, Inc.	227,734

	Total	8,390,345

Health Care REITs (9.5%)
29,511	Brookdale Senior Living, Inc.[b]	434,107
8,930	Care Capital Properties, Inc.	238,431
67,242	HCP, Inc.	2,149,054
28,262	Healthcare Realty Trust, Inc.	965,147
48,419	Healthcare Trust of America, Inc.	1,506,315
24,564	Medical Properties Trust, Inc.	316,139
8,220	National Health Investors, Inc.	651,024
14,371	Omega Healthcare Investors, Inc.	474,530
69,070	Physicians Realty Trust	1,391,070
12,431	Sabra Health Care REIT, Inc.	299,587
17,822	Senior Housing Property Trust	364,282
53,320	Ventas, Inc.	3,704,674
65,277	Welltower, Inc.	4,885,983

	Total	17,380,343

Hotel & Resort REITs (6.3%)
12,300	Apple Hospitality REIT, Inc.	230,133
6,000	Ashford Hospitality Prime, Inc.	61,740
21,087	Chatham Lodging Trust	423,638
21,883	Chesapeake Lodging Trust	535,477
53,695	DiamondRock Hospitality Company	587,960
30,093	FelCor Lodging Trust, Inc.	216,970
8,786	Hersha Hospitality Trust	162,629
19,833	Hilton Worldwide Holdings, Inc.	1,226,671
17,449	Hospitality Properties Trust	508,638
142,729	Host Hotels & Resorts, Inc.	2,607,659
17,705	LaSalle Hotel Properties	527,609
5,200	Marriott International, Inc.	521,612
15,100	MGM Growth Properties, LLC	440,769
14,000	Park Hotels & Resorts, Inc.	377,440
16,674	Pebblebrook Hotel Trust	537,570
26,691	RLJ Lodging Trust	530,350
2,500	Ryman Hospitality Properties	160,025
36,352	Summit Hotel Properties, Inc.	677,965
76,031	Sunstone Hotel Investors, Inc.	1,225,620

	Total	11,560,475

Industrial REITS (7.8%)
19,016	DCT Industrial Trust, Inc.	1,016,215
91,520	Duke Realty Corporation	2,557,984
6,524	EastGroup Properties, Inc.	546,711
48,496	First Industrial Realty Trust, Inc.	1,387,956
5,450	Monmouth Real Estate Investment Corporation	82,023
123,882	Prologis, Inc.	7,264,440
26,578	Rexford Industrial Realty, Inc.	729,300
12,400	STAG Industrial, Inc.	342,240
9,608	Terreno Realty Corporation	323,405

	Total	14,250,274

Information Technology (0.4%)
14,750	InterXion Holding NVb	675,255

	Total	675,255

Mortgage REITS (0.2%)
15,000	Starwood Property Trust, Inc.	335,850

	Total	335,850

Office REITS (14.9%)
33,712	Alexandria Real Estate Equities, Inc.	4,061,285
38,098	Boston Properties, Inc.	4,686,816
41,430	Brandywine Realty Trust	726,268
30,697	City Office REIT, Inc.	389,852
19,857	Corporate Office Properties Trust	695,591
78,732	Cousins Properties, Inc.	692,054
31,057	Douglas Emmett, Inc.	1,186,688
14,700	Equity Commonwealth[b]	464,520
16,500	Franklin Street Properties Corporation	182,820
25,312	Highwoods Properties, Inc.	1,283,571
54,459	Hudson Pacific Properties, Inc.	1,861,953
29,014	Kilroy Realty Corporation	2,180,402
29,405	Mack-Cali Realty Corporation	798,052
33,300	Paramount Group, Inc.	532,800
7,091	Parkway, Inc.	162,313
16,963	Piedmont Office Realty Trust, Inc.	357,580
25,977	SL Green Realty Corporation	2,748,367
45,050	Vornado Realty Trust	4,230,195

	Total	27,241,127

Real Estate Operating Companies (<0.1%)
3,000	Kennedy-Wilson Holdings, Inc.	57,150

	Total	57,150

Real Estate Services (0.1%)
6,619	CBRE Group, Inc.[b]	240,932

	Total	240,932

Residential REITS (19.2%)
36,753	American Campus Communities, Inc.	1,738,417
89,000	American Homes 4 Rent	2,008,730
50,034	Apartment Investment & Management Company	2,149,961
36,254	AvalonBay Communities, Inc.	6,966,931
16,947	Bluerock Residential Growth REIT, Inc.	218,447
19,431	Camden Property Trust	1,661,545
35,400	Colony Starwood Homes	1,214,574
13,638	Education Realty Trust, Inc.	528,472
21,928	Equity Lifestyle Properties, Inc.	1,893,264
70,958	Equity Residential	4,671,165
17,485	Essex Property Trust, Inc.	4,498,366
39,250	Invitation Homes, Inc.	848,977
25,905	Mid-America Apartment Communities, Inc.	2,729,869
39,739	Monogram Residential Trust, Inc.	385,866
20,578	Sun Communities, Inc.	1,804,485
46,294	UDR, Inc.	1,804,077

	Total	35,123,146

Retail REITS (18.9%)
35,413	Acadia Realty Trust	984,481
14,809	Agree Realty Corporation	679,289

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (99.3%)	Value
Retail REITS (18.9%) - continued
84,091	Brixmor Property Group, Inc.	$1,503,547
19,239	CBL & Associates Properties, Inc.	162,185
11,320	Cedar Realty Trust, Inc.	54,902
83,206	DDR Corporation	754,678
15,795	Federal Realty Investment Trust	1,996,330
154,705	General Growth Properties, Inc.	3,644,850
65,987	Kimco Realty Corporation	1,210,862
18,436	Kite Realty Group Trust	348,994
20,291	Macerich Company	1,178,096
23,286	National Retail Properties, Inc.	910,483
12,026	Pennsylvania REIT	136,134
31,548	Ramco-Gershenson Properties Trust	406,969
14,077	Realty Income Corporation	776,769
45,142	Regency Centers Corporation	2,827,695
35,322	Retail Opportunity Investments Corporation	677,829
56,300	Retail Properties of America, Inc.	687,423
1,138	Saul Centers, Inc.	65,981
78,311	Simon Property Group, Inc.	12,667,587
18,133	Tanger Factory Outlet Centers, Inc.	471,095
15,447	Taubman Centers, Inc.	919,869
19,271	Urban Edge Properties	457,301
14,000	Urstadt Biddle Properties, Inc.	277,200
13,971	Washington Prime Group, Inc.	116,937
23,142	Weingarten Realty Investors	696,574
8,200	Whitestone REIT	100,450

	Total	34,714,510

Specialized REITS (17.3%)
19,757	American Tower Corporation	2,614,246
3,000	CoreCivic, Inc.	82,740
9,396	CoreSite Realty Corporation	972,768
17,642	Crown Castle International Corporation	1,767,375
58,672	CubeSmart	1,410,475
31,100	CyrusOne, Inc.	1,733,825
27,568	Digital Realty Trust, Inc.	3,113,806
16,050	DuPont Fabros Technology, Inc.	981,618
6,532	EPR Properties	469,455
13,542	Equinix, Inc.	5,811,685
33,870	Extra Space Storage, Inc.	2,641,860
14,450	Gaming and Leisure Properties, Inc.	544,331
11,500	GEO Group, Inc.	340,055
4,957	Iron Mountain, Inc.	170,322
9,258	Life Storage, Inc.	686,018
13,965	National Storage Affiliates Trust	322,731
5,182	Outfront Media, Inc.	119,808
26,683	Public Storage, Inc.	5,564,206
10,700	QTS Realty Trust, Inc.	559,931
4,000	SBA Communications Corporation[b]	539,600
10,200	Uniti Group, Inc.	256,428
31,430	Weyerhaeuser Company	1,052,905

	Total	31,756,188

	Total Common Stock (cost $156,088,226)	181,975,915

	Registered Investment Companies (0.1%)
Equity Funds/Exchange Traded Funds (<0.1%)
6,500	iShares Dow Jones US Home Construction Index Fund	220,610

	Total	220,610

	Total Registered Investment Companies (cost $178,880)	220,610

Shares or Principal Amount	Short-Term Investments (0.5%)[c]
	Thrivent Core Short-Term Reserve Fund
84,875	1.240%	848,747

	Total Short-Term Investments (cost $848,747)	848,747

	Total Investments (cost $157,115,853) 99.9%	183,045,272

	Other Assets and Liabilities, Net 0.1%	204,254

	Total Net Assets 100.0%	183,249,526

a	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,891,368
Gross unrealized depreciation	(12,355,444)

Net unrealized appreciation (depreciation)	$25,535,924

Cost for federal income tax purposes	$157,509,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	250,320	250,320	—	—
Diversified REITs	8,390,345	8,312,225	—	78,120
Health Care REITs	17,380,343	17,380,343	—	—
Hotel & Resort REITs	11,560,475	11,560,475	—	—
Industrial REITs	14,250,274	14,250,274	—	—
Information Technology	675,255	675,255	—	—
Mortgage REITs	335,850	335,850	—	—
Office REITs	27,241,127	27,241,127	—	—
Real Estate Operating Companies	57,150	57,150	—	—
Real Estate Services	240,932	240,932	—	—
Residential REITs	35,123,146	35,123,146	—	—
Retail REITs	34,714,510	34,714,510	—	—
Specialized REITs	31,756,188	31,756,188	—	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	220,610	220,610	—	—

Subtotal Investments in Securities	$182,196,525	$182,118,405	$—	$78,120

Other Investments *	Total
Short-Term Investments	848,747

Subtotal Other Investments	$848,747

Total Investments at Value	$183,045,272

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$—	$212,875	$212,875	—	$—	$9
Core Short-Term Reserve Fund	1,162,622	11,400,761	11,714,636	84,875	848,747	3,292
Total Value and Income Earned	$1,162,622				$848,747	$3,301

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (8.7%)
34,616	Cedar Fair, LP	$2,495,814
13,340	Children’s Place, Inc.	1,362,014
74,635	Core-Mark Holding Company, Inc.	2,467,433
55,480	G-III Apparel Group, Ltd.[a]	1,384,226
182,820	Houghton Mifflin Harcourt Company[a]	2,248,686
139,550	Nutrisystem, Inc.	7,263,578
46,110	Oxford Industries, Inc.	2,881,414
38,070	Papa John’s International, Inc.	2,731,903
367,820	Pinnacle Entertainment, Inc.[a]	7,268,123
33,980	Stamps.com, Inc.[a,b]	5,262,652
377,692	Tuesday Morning Corporation[a,b]	717,615
152,845	Tupperware Brands Corporation	10,734,304
92,800	Zoe’s Kitchen, Inc.[a,b]	1,105,248

	Total	47,923,010

Consumer Staples (2.0%)
366,420	Cott Corporation	5,291,105
107,420	MGP Ingredients, Inc.[b]	5,496,681

	Total	10,787,786

Energy (3.1%)
250,200	Callon Petroleum Company[a,b]	2,654,622
107,810	Oil States International, Inc.[a]	2,927,042
457,050	Rowan Companies plc[a]	4,680,192
118,540	RPC, Inc.[b]	2,395,693
443,600	WPX Energy, Inc.[a]	4,285,176

	Total	16,942,725

Financials (22.9%)
71,190	Allied World Assurance Company Holdings AG	3,765,951
110,433	Ameris Bancorp	5,322,871
31,067	Argo Group International Holdings, Ltd.	1,882,660
236,972	Assured Guaranty, Ltd.	9,891,211
245,788	Astoria Financial Corporation	4,952,628
210,240	BancorpSouth, Inc.	6,412,320
112,902	Chemical Financial Corporation	5,465,586
251,768	CoBiz Financial, Inc.	4,380,763
175,969	Hamilton Lane, Inc.	3,869,558
280,781	Hanmi Financial Corporation	7,988,219
62,709	Hanover Insurance Group, Inc.	5,557,899
176,390	Heritage Commerce Corporation	2,430,654
210,711	Hope Bancorp, Inc.	3,929,760
143,224	Horace Mann Educators Corporation	5,413,867
164,323	Houlihan Lokey, Inc.	5,734,873
58,746	IBERIABANK Corporation	4,787,799
53,108	Infinity Property & Casualty Corporation	4,992,152
26,510	Meta Financial Group, Inc.	2,359,390
152,550	National Bank Holdings Corporation	5,050,931
70,670	Primerica, Inc.	5,353,253
79,367	Renasant Corporation	3,471,513
106,980	Santander Consumer USA Holdings Inc.[a]	1,365,065
95,426	State Auto Financial Corporation	2,455,311
118,981	Stifel Financial Corporation[a]	5,470,746
214,730	Synovus Financial Corporation	9,499,655
132,090	United Community Banks, Inc.	3,672,102

	Total	125,476,737

Health Care (12.1%)
69,760	Akorn, Inc.[a]	2,339,750
19,435	Align Technology, Inc.[a]	2,917,582
243,050	Catalent, Inc.[a]	8,531,055
46,850	Chemed Corporation	9,582,231
62,990	Eagle Pharmaceuticals, Inc.[a]	4,969,281
26,168	Heska Corporation[a]	2,670,968
149,890	Myriad Genetics, Inc.[a]	3,873,158
49,920	Neurocrine Biosciences, Inc.[a]	2,296,320
91,723	NuVasive, Inc.[a]	7,055,333
171,180	Omnicell, Inc.[a]	7,377,858
97,650	PerkinElmer, Inc.	6,653,871
24,170	Teleflex, Inc.	5,021,559
35,164	West Pharmaceutical Services, Inc.	3,323,701

	Total	66,612,667

Industrials (21.0%)
56,990	AGCO Corporation	3,840,556
201,340	AZZ, Inc.	11,234,772
99,830	BWX Technologies, Inc.	4,866,712
32,420	Curtiss-Wright Corporation	2,975,508
130,830	Encore Wire Corporation	5,586,441
80,030	Genesee & Wyoming, Inc.[a]	5,473,252
142,496	Granite Construction, Inc.	6,874,007
62,670	ICF International, Inc.[a]	2,951,757
160,290	Kirby Corporation[a]	10,715,386
47,920	Lindsay Corporation[b]	4,276,860
329,410	MRC Global, Inc.[a]	5,441,853
85,740	Orbital ATK, Inc.	8,433,386
85,220	Oshkosh Corporation	5,869,954
129,896	Raven Industries, Inc.	4,325,537
108,290	Saia, Inc.[a]	5,555,277
263,063	Team, Inc.[a]	6,168,827
37,252	Tennant Company	2,749,198
134,180	Terex Corporation	5,031,750
143,910	TransUnion[a]	6,232,742
6,587	Valmont Industries, Inc.	985,415
89,556	Waste Connections, Inc.	5,769,198

	Total	115,358,388

Information Technology (16.2%)
102,305	Arista Networks, Inc.[a]	15,324,266
101,790	Belden, Inc.	7,678,020
69,870	Booz Allen Hamilton Holding Corporation	2,273,570
276,850	Ciena Corporation[a]	6,926,787
56,160	Criteo SA ADR[a,b]	2,754,648
174,280	Dolby Laboratories, Inc.	8,532,749
73,870	DST Systems, Inc.	4,557,779
52,230	Envestnet, Inc.[a]	2,068,308
22,270	Finisar Corporation[a]	578,574
76,080	Guidewire Software, Inc.[a]	5,227,457
20,300	II-VI, Inc.[a]	696,290
46,270	M/A-COM Technology Solutions Holdings, Inc.[a]	2,580,478
90,750	Microsemi Corporation[a]	4,247,100
233,900	National Instruments Corporation	9,407,458
146,235	Pegasystems, Inc.	8,532,812
23,458	Q2 Holdings, Inc.[a]	866,773
218,987	Virtusa Corporation[a]	6,438,218

	Total	88,691,287

Materials (3.6%)
62,810	Balchem Corporation	4,880,965
59,590	Materion Corporation	2,228,666
37,090	Neenah Paper, Inc.	2,976,473
42,244	Scotts Miracle-Gro Company	3,779,148
72,440	Sensient Technologies Corporation	5,833,593

	Total	19,698,845

Real Estate (3.5%)
61,870	American Assets Trust, Inc.	2,437,059
221,435	Cousins Properties, Inc.	1,946,414
55,290	CyrusOne, Inc.	3,082,418

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.4%)	Value
Real Estate (3.5%) - continued
22,700	Mid-America Apartment Communities, Inc.	$2,392,126
42,921	Pebblebrook Hotel Trust	1,383,773
118,310	Physicians Realty Trust	2,382,763
166,859	Terreno Realty Corporation	5,616,474

	Total	19,241,027

Utilities (2.3%)
89,990	MDU Resources Group, Inc.	2,357,738
68,080	New Jersey Resources Corporation	2,702,776
115,030	PNM Resources, Inc.	4,399,898
44,370	Southwest Gas Holdings, Inc.	3,241,672

	Total	12,702,084

	Total Common Stock (cost $410,286,338)	523,434,556

	Registered Investment Companies (2.7%)
Equity Funds/Exchange Traded Funds (2.7%)
17,436	iShares Russell 2000 Index Fund	2,457,081
41,960	iShares Russell 2000 Value Index Fund	4,987,785
73,370	Materials Select Sector SPDR Fund	3,948,040
46,910	SPDR S&P Biotech ETF	3,620,514

	Total	15,013,420

	Total Registered Investment Companies (cost $11,909,167)	15,013,420

	Collateral Held for Securities Loaned (3.2%)
17,530,042	Thrivent Cash Management Trust	17,530,042

	Total Collateral Held for Securities Loaned (cost $17,530,042)	17,530,042

Shares or Principal Amount	Short-Term Investments (2.4%)[c]
	Thrivent Core Short-Term Reserve Fund
1,294,969	1.240%	12,949,694

	Total Short-Term Investments (cost $12,949,694)	12,949,694

	Total Investments (cost $452,675,241) 103.7%	$568,927,712

	Other Assets and Liabilities, Net (3.7%)	(20,067,109)

	Total Net Assets 100.0%	$548,860,603

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$17,195,173

Total lending	$17,195,173
Gross amount payable upon return of collateral for securities loaned	$17,530,042

Net amounts due to counterparty	$334,869

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$129,898,492
Gross unrealized depreciation	(14,298,134)

Net unrealized appreciation (depreciation)	$115,600,358
Cost for federal income tax purposes	$453,327,354

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,923,010	47,923,010	—	—
Consumer Staples	10,787,786	10,787,786	—	—
Energy	16,942,725	16,942,725	—	—
Financials	125,476,737	124,111,672	1,365,065	—
Health Care	66,612,667	66,612,667	—	—
Industrials	115,358,388	115,358,388	—	—
Information Technology	88,691,287	88,691,287	—	—
Materials	19,698,845	19,698,845	—	—
Real Estate	19,241,027	19,241,027	—	—
Utilities	12,702,084	12,702,084	—	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	15,013,420	15,013,420	—	—

Subtotal Investments in Securities	$538,447,976	$537,082,911	$1,365,065	$—

Other Investments *	Total
Short-Term Investments	12,949,694
Collateral Held for Securities Loaned	17,530,042

Subtotal Other Investments	$30,479,736

Total Investments at Value	$568,927,712

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$11,513,109	$101,926,211	$95,909,278	17,530,042	$17,530,042	$61,217
Core Short-Term Reserve Fund	12,950,473	61,071,249	61,072,028	1,294,969	12,949,694	67,605
Total Value and Income Earned	$24,463,582				$30,479,736	$128,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value	% of Net Assets
Consumer Discretionary (15.8%)
22,740	Dave & Buster’s Entertainment, Inc.[a]	$1,512,437	0.3%
18,250	Dorman Products, Inc.[a]	1,510,552	0.3%
33,290	Five Below, Inc.[a]	1,643,527	0.4%
64,200	ILG, Inc.	1,764,858	0.4%
14,940	LCI Industries	1,529,856	0.3%
14,820	Marriott Vacations Worldwide Corporation	1,745,055	0.4%
9,560	Stamps.com, Inc.[a]	1,480,605	0.3%
58,360	Wolverine World Wide, Inc.	1,634,664	0.4%
	Other Securities^	57,196,295	13.0%

	Total	70,017,849

Consumer Staples (3.0%)
99,460	Darling Ingredients, Inc.[a]	1,565,501	0.4%
	Other Securities^	11,514,638	2.6%

	Total	13,080,139

Energy (2.5%)
43,790	U.S. Silica Holdings, Inc.[b]	1,554,107	0.4%
	Other Securities^	9,373,960	2.1%

	Total	10,928,067

Financials (16.0%)
29,680	Community Bank System, Inc.	1,655,254	0.4%
24,890	Evercore Partners, Inc.	1,754,745	0.4%
39,830	First Financial Bankshares, Inc.[b]	1,760,486	0.4%
29,164	FirstCash, Inc.	1,700,261	0.4%
46,240	Glacier Bancorp, Inc.	1,692,846	0.4%
40,980	Interactive Brokers Group, Inc.	1,533,472	0.4%
32,210	ProAssurance Corporation	1,958,368	0.4%
35,240	Selective Insurance Group, Inc.	1,763,762	0.4%
81,279	Sterling Bancorp	1,889,737	0.4%
	Other Securities^	54,995,103	12.4%

	Total	70,704,034

Health Care (12.4%)
21,925	Cantel Medical Corporation	1,708,177	0.4%
9,680	Chemed Corporation	1,979,850	0.4%
9,070	ICU Medical, Inc.[a]	1,564,575	0.3%
36,660	Integra LifeSciences Holdings Corporation[a]	1,998,337	0.4%
43,610	Medicines Company[a,b]	1,657,616	0.4%
94,130	Nektar Therapeutics[a]	1,840,241	0.4%
23,065	Neogen Corporation[a]	1,594,022	0.4%
	Other Securities^	42,668,910	9.7%

	Total	55,011,728

Industrials (18.9%)
30,110	Barnes Group, Inc.	1,762,338	0.4%
27,350	Brink’s Company	1,832,450	0.4%
32,400	Hawaiian Holdings, Inc.[a]	1,521,180	0.3%
44,137	Healthcare Services Group, Inc.	2,066,936	0.5%
19,110	John Bean Technologies Corporation	1,872,780	0.4%
40,150	Knight Transportation, Inc.	1,487,558	0.3%
29,310	On Assignment, Inc.[a]	1,587,136	0.4%
34,526	Tetra Tech, Inc.	1,579,564	0.4%
24,200	WageWorks, Inc.[a]	1,626,240	0.4%
	Other Securities^	68,266,955	15.4%

	Total	83,603,137

Information Technology (13.9%)
24,180	Advanced Energy Industries, Inc.[a]	1,564,204	0.4%
14,740	CACI International, Inc.[a]	1,843,237	0.4%
33,890	Lumentum Holdings, Inc.[a]	1,933,425	0.4%
32,930	MKS Instruments, Inc.	2,216,189	0.5%
45,700	Sanmina Corporation[a]	1,741,170	0.4%
138,150	Viavi Solutions, Inc.[a]	1,454,719	0.3%
	Other Securities^	50,612,989	11.5%

	Total	61,365,933

Materials (5.1%)
19,210	Balchem Corporation	1,492,809	0.3%
30,180	H.B. Fuller Company	1,542,500	0.3%
	Other Securities^	19,604,510	4.5%

	Total	22,639,819

Real Estate (6.7%)
20,660	CoreSite Realty Corporation	2,138,930	0.5%
20,480	EastGroup Properties, Inc.	1,716,224	0.4%
11,810	PS Business Parks, Inc.	1,563,526	0.4%
	Other Securities^	24,274,618	5.4%

	Total	29,693,298

Telecommunications Services (0.9%)
	Other Securities^	4,202,010	0.9%

	Total	4,202,010

Utilities (2.7%)
30,753	ALLETE, Inc.	2,204,375	0.5%
38,970	Avista Corporation	1,654,666	0.4%
48,080	South Jersey Industries, Inc.	1,642,894	0.4%
29,090	Spire, Inc.	2,029,028	0.5%
	Other Securities^	4,411,928	0.9%

	Total	11,942,891

	Total Common Stock (cost $330,510,868)	433,188,905

	Collateral Held for Securities Loaned (6.0%)
26,659,443	Thrivent Cash Management Trust	26,659,443	6.0%

	Total Collateral Held for Securities Loaned (cost $26,659,443)	26,659,443

Shares or Principal Amount	Short-Term Investments (4.8%)[c]
	Thrivent Core Short-Term Reserve Fund
1,994,842	1.240%	19,948,421	4.5%
	Other Securities^	999,454	0.3%

	Total Short-Term Investments (cost $20,947,833)	20,947,875

	Total Investments (cost $378,118,144) 108.7%	$480,796,223

	Other Assets and Liabilities, Net (8.7%)	(38,444,790)

	Total Net Assets 100.0%	$442,351,433

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$25,845,565

Total lending	$25,845,565
Gross amount payable upon return of collateral for securities loaned	$26,659,443

Net amounts due to counterparty	$813,878

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$119,168,246
Gross unrealized depreciation	(20,333,371)

Net unrealized appreciation (depreciation)	$98,834,875
Cost for federal income tax purposes	$381,961,348

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,017,849	70,017,849	—	—
Consumer Staples	13,080,139	13,080,139	—	—
Energy	10,928,067	10,928,067	—	—
Financials	70,704,034	70,704,034	—	—
Health Care	55,011,728	55,011,728	—	—
Industrials	83,603,137	83,603,137	—	—
Information Technology	61,365,933	61,365,933	—	—
Materials	22,639,819	22,639,819	—	—
Real Estate	29,693,298	29,693,298	—	—
Telecommunications Services	4,202,010	4,202,010	—	—
Utilities	11,942,891	11,942,891	—	—
Short-Term Investments	999,454	—	999,454	—

Subtotal Investments in Securities	$434,188,359	$433,188,905	$999,454	$—

Other Investments *	Total
Short-Term Investments	19,948,421
Collateral Held for Securities Loaned	26,659,443

Subtotal Other Investments	$46,607,864

Total Investments at Value	$480,796,223

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	10,924	10,924	—	—

Total Liability Derivatives	$10,924	$10,924	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Small Cap Index Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $999,454 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
NYBOT NYF mini Russell 2000 Index	122	September 2017	$8,638,154	$8,627,230	($10,924)
Total Futures Contracts					($10,924)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$10,924
Total Equity Contracts		10,924

Total Liability Derivatives		$10,924

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	161,497
Total Equity Contracts		161,497

Total		$161,497

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	144,149
Total Equity Contracts		144,149

Total		$144,149

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$14,164,133	3.4%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$23,458,379	$70,836,062	$67,634,998	26,659,443	$26,659,443	$141,750
Core Short-Term Reserve Fund	9,304,310	51,655,127	41,011,016	1,994,842	19,948,421	71,231
Total Value and Income Earned	$32,762,689				$46,607,864	$212,981

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (93.9%)	Value
Consumer Discretionary (11.9%)
1,185,575	American Axle & Manufacturing Holdings, Inc.[a]	$18,494,970
557,200	Aramark	22,834,056
95,275	Cheesecake Factory, Inc.	4,792,332
500,400	DISH Network Corporation[a]	31,405,104
219,100	Dollar Tree, Inc.[a]	15,319,472
279,219	Scripps Networks Interactive, Inc.	19,073,450
180,050	Six Flags Entertainment Corporation	10,732,781
1,254,591	Time, Inc.	18,003,381
591,386	Toll Brothers, Inc.	23,365,661
137,950	Whirlpool Corporation	26,433,979

	Total	190,455,186

Consumer Staples (1.7%)
224,000	Ingredion, Inc.	26,703,040

	Total	26,703,040

Energy (4.1%)
98,275	Cimarex Energy Company	9,238,833
299,600	Continental Resources, Inc.[a]	9,686,068
378,025	Oil States International, Inc.[a]	10,263,379
564,631	Parsley Energy, Inc.[a]	15,668,510
767,800	Patterson-UTI Energy, Inc.	15,501,882
621,275	WPX Energy, Inc.[a]	6,001,516

	Total	66,360,188

Financials (18.7%)
1,000,100	Ally Financial, Inc.	20,902,090
877,600	Assured Guaranty, Ltd.	36,631,024
466,296	First Republic Bank	46,676,230
2,376,275	Huntington Bancshares, Inc.	32,127,238
2,204,900	KeyCorp	41,319,826
134,900	M&T Bank Corporation	21,847,055
519,122	Raymond James Financial, Inc.	41,643,967
1,331,375	Zions Bancorporation	58,460,676

	Total	299,608,106

Health Care (9.5%)
247,775	Eagle Pharmaceuticals, Inc.[a]	19,546,970
218,725	Edwards Lifesciences Corporation[a]	25,862,044
841,300	Hologic, Inc.[a]	38,178,194
890,250	Myriad Genetics, Inc.[a,b]	23,004,060
204,353	Universal Health Services, Inc.	24,947,414
110,950	Waters Corporation[a]	20,397,048

	Total	151,935,730

Industrials (19.0%)
400,550	AGCO Corporation	26,993,064
303,650	Brink’s Company	20,344,550
493,425	CSX Corporation	26,921,268
155,990	Equifax, Inc.	21,436,146
189,650	Huntington Ingalls Industries, Inc.	35,305,244
651,434	Oshkosh Corporation	44,870,774
1,065,312	Southwest Airlines Company	66,198,488
391,300	United Continental Holdings, Inc.[a]	29,445,325
256,050	WABCO Holdings, Inc.[a]	32,648,935

	Total	304,163,794

Information Technology (16.8%)
642,300	Akamai Technologies, Inc.[a]	31,992,963
219,550	Alliance Data Systems Corporation	56,356,289
1,288,583	Applied Materials, Inc.	53,231,364
444,904	PayPal Holdings, Inc.[a]	23,877,998
445,500	Red Hat, Inc.[a]	42,656,625
1,035,722	Teradyne, Inc.	31,102,731
1,648,125	Twitter, Inc.[a]	29,451,994

	Total	268,669,964

Materials (4.4%)
906,850	Owens-Illinois, Inc.[a]	21,691,852
1,353,813	Steel Dynamics, Inc.	48,480,044

	Total	70,171,896

Real Estate (6.4%)
243,300	Camden Property Trust	20,804,583
181,400	Digital Realty Trust, Inc.	20,489,130
774,000	Duke Realty Corporation	21,633,300
838,800	General Growth Properties, Inc.	19,762,128
1,116,398	Host Hotels & Resorts, Inc.	20,396,591

	Total	103,085,732

Utilities (1.4%)
524,700	Public Service Enterprise Group, Inc.	22,567,347

	Total	22,567,347

	Total Common Stock (cost $1,069,779,938)	1,503,720,983

	Collateral Held for Securities Loaned (0.6%)
9,875,250	Thrivent Cash Management Trust	9,875,250

	Total Collateral Held for Securities Loaned (cost $9,875,250)	9,875,250

Shares or Principal Amount	Short-Term Investments (5.9%)[c]
	Federal Farm Credit Bank
1,000,000	1.150%, 10/10/2017	1,000,168
	Federal Home Loan Bank Discount Notes
3,300,000	0.825%, 7/11/2017	3,299,267
4,100,000	0.000%, 7/19/2017	4,098,180
3,100,000	0.990%, 7/28/2017	3,097,849
350,000	1.030%, 9/8/2017	349,329
2,000,000	1.040%, 9/29/2017	1,994,964
	Thrivent Core Short-Term Reserve Fund
8,000,818	1.240%	80,008,184

	Total Short-Term Investments (cost $93,847,939)	93,847,941

	Total Investments (cost $1,173,503,127) 100.4%	$1,607,444,174

	Other Assets and Liabilities, Net (0.4%)	(6,743,004)

	Total Net Assets 100.0%	$1,600,701,170

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$9,721,008

Total lending	$9,721,008
Gross amount payable upon return of collateral for securities loaned	$9,875,250

Net amounts due to counterparty	$154,242

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$457,341,606
Gross unrealized depreciation	(23,751,422)

Net unrealized appreciation (depreciation)	$433,590,184
Cost for federal income tax purposes	$1,173,853,990

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	190,455,186	190,455,186	—	—
Consumer Staples	26,703,040	26,703,040	—	—
Energy	66,360,188	66,360,188	—	—
Financials	299,608,106	299,608,106	—	—
Health Care	151,935,730	151,935,730	—	—
Industrials	304,163,794	304,163,794	—	—
Information Technology	268,669,964	268,669,964	—	—
Materials	70,171,896	70,171,896	—	—
Real Estate	103,085,732	103,085,732	—	—
Utilities	22,567,347	22,567,347	—	—
Short-Term Investments	13,839,757	—	13,839,757	—

Subtotal Investments in Securities	$1,517,560,740	$1,503,720,983	$13,839,757	$—

Other Investments *	Total
Short-Term Investments	80,008,184
Collateral Held for Securities Loaned	9,875,250

Subtotal Other Investments	$89,883,434

Total Investments at Value	$1,607,444,174

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$30,153,421	$148,739,420	$169,017,591	9,875,250	$9,875,250	$28,209
Core Short-Term Reserve Fund	74,896,213	102,971,877	97,859,906	8,000,818	80,008,184	397,319
Total Value and Income Earned	$105,049,634				$89,883,434	$425,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value	% of Net Assets
Consumer Discretionary (11.2%)
9,740	Domino’s Pizza, Inc.	$2,060,302	0.6%
700	NVR, Inc.[a]	1,687,427	0.5%
4,310	Panera Bread Company[a]	1,356,098	0.4%
	Other Securities^	33,519,070	9.7%

	Total	38,622,897

Consumer Staples (3.6%)
14,460	Ingredion, Inc.	1,723,777	0.5%
	Other Securities^	10,676,397	3.1%

	Total	12,400,174

Energy (2.9%)
	Other Securities^	9,921,623	2.9%

	Total	9,921,623

Financials (16.0%)
3,120	Alleghany Corporation[a]	1,855,776	0.5%
14,915	American Financial Group, Inc.	1,482,104	0.4%
29,180	East West Bancorp, Inc.	1,709,364	0.5%
7,570	MarketAxess Holdings, Inc.	1,522,327	0.4%
18,290	MSCI, Inc.	1,883,687	0.6%
12,990	Reinsurance Group of America, Inc.	1,667,786	0.5%
26,940	SEI Investments Company	1,448,833	0.4%
10,900	Signature Bank[a]	1,564,477	0.5%
10,620	SVB Financial Group	1,866,890	0.5%
19,585	W.R. Berkley Corporation	1,354,695	0.4%
	Other Securities^	38,468,723	11.3%

	Total	54,824,662

Health Care (8.9%)
28,470	ResMed, Inc.	2,216,959	0.6%
17,120	STERIS plc	1,395,280	0.4%
9,050	Teleflex, Inc.	1,880,228	0.5%
16,420	VCA Antech, Inc.[a]	1,515,730	0.4%
8,960	Wellcare Health Plans, Inc.[a]	1,608,858	0.5%
14,920	West Pharmaceutical Services, Inc.	1,410,238	0.4%
	Other Securities^	20,426,976	6.1%

	Total	30,454,269

Industrials (14.8%)
29,770	A.O. Smith Corporation	1,676,944	0.5%
9,371	Huntington Ingalls Industries, Inc.	1,744,505	0.5%
15,400	IDEX Corporation	1,740,354	0.5%
67,355	JetBlue Airways Corporation[a]	1,537,715	0.4%
7,720	Lennox International, Inc.	1,417,701	0.4%
13,510	Manpower, Inc.	1,508,392	0.4%
21,760	Toro Company	1,507,750	0.4%
17,450	Wabtec Corporation[b]	1,596,675	0.5%
	Other Securities^	38,257,569	11.2%

	Total	50,987,605

Information Technology (17.2%)
17,970	Arrow Electronics, Inc.[a]	1,409,207	0.4%
23,720	Broadridge Financial Solutions, Inc.	1,792,283	0.5%
56,610	Cadence Design Systems, Inc.[a]	1,895,869	0.6%
29,300	CDK Global, Inc.	1,818,358	0.5%
17,370	Cognex Corporation	1,474,713	0.4%
15,670	Jack Henry & Associates, Inc.	1,627,643	0.5%
37,400	Keysight Technologies, Inc.[a]	1,455,982	0.4%
28,915	Leidos Holdings, Inc.	1,494,616	0.4%
21,070	Take-Two Interactive Software, Inc.[a]	1,546,117	0.5%
51,070	Trimble, Inc.[a]	1,821,667	0.5%
	Other Securities^	42,858,673	12.5%

	Total	59,195,128

Materials (7.4%)
37,150	Chemours Company	1,408,728	0.4%
18,960	Packaging Corporation of America	2,111,954	0.6%
27,030	RPM International, Inc.	1,474,487	0.4%
48,750	Steel Dynamics, Inc.	1,745,738	0.5%
	Other Securities^	18,653,345	5.5%

	Total	25,394,252

Real Estate (9.6%)
17,700	Camden Property Trust	1,513,527	0.4%
72,120	Duke Realty Corporation	2,015,754	0.6%
19,910	Kilroy Realty Corporation	1,496,236	0.4%
	Other Securities^	27,848,012	8.2%

	Total	32,873,529

Telecommunications Services (0.2%)
	Other Securities^	802,231	0.2%

	Total	802,231

Utilities (5.3%)
21,210	Atmos Energy Corporation	1,759,369	0.5%
40,350	OGE Energy Corporation	1,403,776	0.4%
34,950	UGI Corporation	1,691,930	0.5%
28,680	Westar Energy, Inc.	1,520,614	0.4%
	Other Securities^	11,964,270	3.5%

	Total	18,339,959

	Total Common Stock (cost $272,821,950)	333,816,329

	Collateral Held for Securities Loaned (3.6%)
12,440,069	Thrivent Cash Management Trust	12,440,069	3.6%

	Total Collateral Held for Securities Loaned (cost $12,440,069)	12,440,069

Shares or Principal Amount	Short-Term Investments (3.0%)[c]
	Federal Home Loan Bank Discount Notes
1,400,000	1.032%, 8/16/2017[d]	1,398,254	0.4%
	Thrivent Core Short-Term Reserve Fund
851,025	1.240%	8,510,247	2.5%
	Other Securities^	299,808	0.1%

	Total Short-Term Investments (cost $10,208,221)	10,208,309

	Total Investments (cost $295,470,240) 103.7%	$356,464,707

	Other Assets and Liabilities, Net (3.7%)	(12,883,423)

	Total Net Assets 100.0%	$343,581,284

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$12,034,031

Total lending	$12,034,031
Gross amount payable upon return of collateral for securities loaned	$12,440,069

Net amounts due to counterparty	$406,038

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$69,836,574
Gross unrealized depreciation	(10,692,730)

Net unrealized appreciation (depreciation)	$59,143,844
Cost for federal income tax purposes	$297,320,863

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,622,897	38,622,897	—	—
Consumer Staples	12,400,174	12,400,174	—	—
Energy	9,921,623	9,921,623	—	—
Financials	54,824,662	54,824,662	—	—
Health Care	30,454,269	30,454,269	—	—
Industrials	50,987,605	50,987,605	—	—
Information Technology	59,195,128	59,195,128	—	—
Materials	25,394,252	25,394,252	—	—
Real Estate	32,873,529	32,873,529	—	—
Telecommunications Services	802,231	802,231	—	—
Utilities	18,339,959	18,339,959	—	—
Short-Term Investments	1,698,062	—	1,698,062	—

Subtotal Investments in Securities	$335,514,391	$333,816,329	$1,698,062	$—

Other Investments *	Total
Short-Term Investments	8,510,247
Collateral Held for Securities Loaned	12,440,069

Subtotal Other Investments	$20,950,316

Total Investments at Value	$356,464,707

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	32,712	32,712	—	—

Total Liability Derivatives	$32,712	$32,712	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Mid Cap Index Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $499,559 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	52	September 2017	$9,112,432	$9,079,720	($32,712)
Total Futures Contracts					($32,712)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$32,712
Total Equity Contracts		32,712

Total Liability Derivatives		$32,712

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	854,007
Total Equity Contracts		854,007

Total		$854,007

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	81,415
Total Equity Contracts		81,415

Total		$81,415

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$10,664,134	3.3%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$6,191,137	$44,100,248	$37,851,316	12,440,069	$12,440,069	$35,377
Core Short-Term Reserve Fund	8,307,047	54,569,780	54,366,580	851,025	8,510,247	55,775
Total Value and Income Earned	$14,498,184				$20,950,316	$91,152

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value	% of Net Assets
Australia (5.3%)
590,110	Australia & New Zealand Banking Group, Ltd.	$13,024,694	0.7%
	Other Securities^	87,601,272	4.6%

	Total	100,625,966

Austria (0.8%)
177,550	OMV AG	9,222,438	0.5%
	Other Securities^	6,130,158	0.3%

	Total	15,352,596

Belgium (1.3%)
70,276	Solvay SA	9,431,846	0.5%
	Other Securities^	16,006,465	0.8%

	Total	25,438,311

Bermuda (<0.1%)
	Other Securities^	111,800	<0.1%

	Total	111,800

Brazil (1.5%)
816,830	Banco Bradesco SA ADR	6,943,055	0.4%
	Other Securities^	21,258,206	1.1%

	Total	28,201,261

Canada (3.1%)
92,746	Canadian National Railway Company	7,525,242	0.4%
	Other Securities^	51,048,615	2.7%

	Total	58,573,857

Cayman Islands (0.4%)
	Other Securities^	7,034,387	0.4%

	Total	7,034,387

Chile (0.3%)
	Other Securities^	6,292,081	0.3%

	Total	6,292,081

China (0.1%)
	Other Securities^	1,577,145	0.1%

	Total	1,577,145

Denmark (1.6%)
4,236	A P Moller - Maersk AS, Class B	8,529,239	0.4%
	Other Securities^	21,654,285	1.2%

	Total	30,183,524

Faroe Islands (0.1%)
	Other Securities^	1,004,534	0.1%

	Total	1,004,534

Finland (1.4%)
521,854	UPM-Kymmene Oyj	14,880,549	0.8%
	Other Securities^	11,097,252	0.6%

	Total	25,977,801

France (4.9%)
297,364	AXA SA	8,142,839	0.4%
30,213	LVMH Moet Hennessy Louis Vuitton SE	7,554,940	0.4%
114,738	Sanofi	10,994,215	0.6%
273,780	Total SA	13,592,388	0.7%
	Other Securities^	52,859,435	2.8%

	Total	93,143,817

Germany (6.0%)
59,473	Allianz SE	11,736,554	0.6%
81,316	Bayer AG	10,539,404	0.5%
223,056	Evonik Industries AG	7,139,092	0.4%
83,599	Fresenius SE & Company KGaA	7,177,235	0.4%
107,068	SAP SE	11,206,976	0.6%
123,477	Siemens AG	16,984,785	0.9%
	Other Securities^	48,584,720	2.6%

	Total	113,368,766

Hong Kong (2.9%)
1,403,800	AIA Group, Ltd.	10,270,707	0.5%
825,300	China Mobile, Ltd.	8,749,668	0.5%
495,000	Sun Hung Kai Properties, Ltd.	7,271,637	0.4%
	Other Securities^	29,293,986	1.5%

	Total	55,585,998

Hungary (0.2%)
	Other Securities^	3,816,941	0.2%

	Total	3,816,941

India (2.5%)
464,741	Housing Development Finance Corporation	11,606,450	0.6%
1,742,313	ITC, Ltd.	8,715,812	0.5%
114,696	Ultra Tech Cement, Ltd.	7,021,524	0.4%
	Other Securities^	20,046,894	1.0%

	Total	47,390,680

Indonesia (0.8%)
12,512,900	Astra International Tbk PT	8,383,610	0.4%
	Other Securities^	6,006,370	0.4%

	Total	14,389,980

Ireland (0.5%)
	Other Securities^	8,998,096	0.5%

	Total	8,998,096

Israel (0.4%)
	Other Securities^	7,972,437	0.4%

	Total	7,972,437

Italy (1.5%)
	Other Securities^	27,583,353	1.5%

	Total	27,583,353

Japan (18.5%)
320,500	Bridgestone Corporation	13,855,719	0.7%
567,700	Honda Motor Company, Ltd.	15,553,891	0.8%
2,245,400	Mitsubishi UFJ Financial Group, Inc.	15,145,332	0.8%
5,867,400	Mizuho Financial Group, Inc.	10,757,724	0.6%
279,800	Nippon Telegraph & Telephone Corporation	13,207,708	0.7%
102,900	SoftBank Group Corporation	8,364,756	0.5%
	Other Securities^	272,735,869	14.4%

	Total	349,620,999

Jersey (0.1%)
	Other Securities^	1,301,852	0.1%

	Total	1,301,852

Luxembourg (0.8%)
533,434	Subsea 7 SA	7,192,526	0.4%
	Other Securities^	8,143,762	0.4%

	Total	15,336,288

Malaysia (0.2%)
	Other Securities^	3,362,371	0.2%

	Total	3,362,371

Mexico (1.1%)
83,000	Fomento Economico Mexicano SAB de CV ADR	8,162,220	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value	% of Net Assets
Mexico (1.1%) - continued
1,272,594	Grupo Financiero Banorte SAB de CV ADR	$8,074,341	0.4%
	Other Securities^	5,043,102	0.3%

	Total	21,279,663

Netherlands (2.0%)
348,810	ABN AMRO Group NVa	9,240,642	0.5%
196,565	Unilever NV	10,850,764	0.6%
	Other Securities^	16,765,833	0.9%

	Total	36,857,239

New Zealand (<0.1%)
	Other Securities^	593,258	<0.1%

	Total	593,258

Norway (1.0%)
1,297,078	Norsk Hydro ASA	7,178,038	0.4%
	Other Securities^	11,426,082	0.6%

	Total	18,604,120

Philippines (0.6%)
	Other Securities^	10,739,811	0.6%

	Total	10,739,811

Poland (0.1%)
	Other Securities^	2,621,162	0.1%

	Total	2,621,162

Portugal (0.9%)
358,591	Jeronimo Martins SGPS SA	7,001,065	0.4%
	Other Securities^	9,927,440	0.5%

	Total	16,928,505

Russia (0.6%)
	Other Securities^	10,792,084	0.6%

	Total	10,792,084

Singapore (0.3%)
	Other Securities^	5,637,691	0.3%

	Total	5,637,691

South Africa (0.5%)
	Other Securities^	8,516,644	0.5%

	Total	8,516,644

South Korea (0.5%)
	Other Securities^	8,591,649	0.5%

	Total	8,591,649

Spain (1.9%)
	Other Securities^	35,572,781	1.9%

	Total	35,572,781

Sweden (2.9%)
787,512	Nordea Bank AB	10,030,093	0.5%
	Other Securities^	45,369,854	2.4%

	Total	55,399,947

Switzerland (6.0%)
219,774	Adecco SA	16,742,867	0.9%
208,130	Nestle SA	18,152,615	1.0%
138,605	Novartis AG	11,577,205	0.6%
11,816	Roche Holding AG-BR	3,052,757	0.2%
60,720	Roche Holding AG-Genusschein	15,514,866	0.8%
	Other Securities^	47,747,738	2.5%

	Total	112,788,048

Taiwan (0.8%)
1,693,951	Taiwan Semiconductor
	Manufacturing Company, Ltd.	11,573,435	0.6%
	Other Securities^	2,797,911	0.2%

	Total	14,371,346

Thailand (0.6%)
	Other Securities^	12,066,775	0.6%

	Total	12,066,775

Turkey (0.6%)
	Other Securities^	11,197,033	0.6%

	Total	11,197,033

United Kingdom (11.4%)
1,950,775	BP plc	11,260,269	0.6%
174,504	British American Tobacco plc	11,891,273	0.6%
4,125,815	HSBC Holdings plc	38,295,869	2.0%
78,030	Reckitt Benckiser Group plc	7,910,185	0.4%
37,269	Royal Dutch Shell plc	990,982	0.1%
95,571	Royal Dutch Shell plc, Class A	2,539,211	0.1%
565,261	Royal Dutch Shell plc, Class B	15,175,307	0.8%
160,176	Unilever plc	8,668,428	0.5%
	Other Securities^	118,987,891	6.3%

	Total	215,719,415

United States (0.2%)
	Other Securities^	4,479,248	0.2%

	Total	4,479,248

	Total Common Stock (cost $1,479,148,024)	1,645,001,260

Principal Amount	Long-Term Fixed Income (8.7%)
Argentina (0.5%)
	Other Securities^	9,319,545	0.5%

	Total	9,319,545

Azerbaijan (<0.1%)
	Other Securities^	624,806	<0.1%

	Total	624,806

Bahrain (<0.1%)
	Other Securities^	374,413	<0.1%

	Total	374,413

Belize (<0.1%)
	Other Securities^	71,939	<0.1%

	Total	71,939

Bermuda (0.1%)
	Other Securities^	1,492,616	0.1%

	Total	1,492,616

Brazil (0.4%)
	Other Securities^	7,253,610	0.4%

	Total	7,253,610

Bulgaria (0.1%)
	Other Securities^	2,858,087	0.1%

	Total	2,858,087

Cayman Islands (<0.1%)
	Other Securities^	930,885	<0.1%

	Total	930,885

Chile (0.2%)
	Other Securities^	4,602,552	0.2%

	Total	4,602,552

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value	% of Net Assets
	Colombia (0.3%)
	Other Securities^	$5,887,381	0.3%

	Total	5,887,381

	Costa Rica (0.2%)
	Other Securities^	3,247,857	0.2%

	Total	3,247,857

	Croatia (0.1%)
	Other Securities^	1,093,554	0.1%

	Total	1,093,554

	Dominican Republic (0.4%)
	Other Securities^	7,150,019	0.4%

	Total	7,150,019

	Ecuador (0.3%)
	Other Securities^	6,297,334	0.3%

	Total	6,297,334

	Egypt (0.1%)
	Other Securities^	1,306,495	0.1%

	Total	1,306,495

	El Salvador (0.2%)
	Other Securities^	2,500,622	0.2%

	Total	2,500,622

	Ghana (<0.1%)
	Other Securities^	665,774	<0.1%

	Total	665,774

	Guatemala (0.2%)
	Other Securities^	4,242,468	0.2%

	Total	4,242,468

	Honduras (0.1%)
	Other Securities^	1,913,941	0.1%

	Total	1,913,941

	Hong Kong (<0.1%)
	Other Securities^	200,014	<0.1%

	Total	200,014

	Hungary (0.3%)
	Other Securities^	4,954,447	0.3%

	Total	4,954,447

	India (<0.1%)
	Other Securities^	708,764	<0.1%

	Total	708,764

	Indonesia (0.7%)
	Other Securities^	13,655,720	0.7%

	Total	13,655,720

	Israel (<0.1%)
	Other Securities^	111,650	<0.1%

	Total	111,650

	Ivory Coast (<0.1%)
	Other Securities^	775,729	<0.1%

	Total	775,729

	Japan (<0.1%)
	Other Securities^	523,063	<0.1%

	Total	523,063

	Kazakhstan (0.1%)
	Other Securities^	1,269,456	0.1%

	Total	1,269,456

	Kenya (0.1%)
	Other Securities^	1,298,575	0.1%

	Total	1,298,575

	Kuwait (<0.1%)
	Other Securities^	234,968	<0.1%

	Total	234,968

	Luxembourg (0.2%)
	Other Securities^	4,282,662	0.2%

	Total	4,282,662

	Macedonia, The Former Yugoslav Republic Of (0.1%)
	Other Securities^	1,677,360	0.1%

	Total	1,677,360

	Mauritius (0.1%)
	Other Securities^	1,222,688	0.1%

	Total	1,222,688

	Mexico (0.5%)
	Other Securities^	8,925,995	0.5%

	Total	8,925,995

	Montenegro (<0.1%)
	Other Securities^	231,747	<0.1%

	Total	231,747

	Netherlands (0.4%)
	Other Securities^	6,746,989	0.4%

	Total	6,746,989

	Nigeria (0.1%)
	Other Securities^	1,009,279	0.1%

	Total	1,009,279

	Pakistan (<0.1%)
	Other Securities^	432,332	<0.1%

	Total	432,332

	Panama (<0.1%)
	Other Securities^	118,938	<0.1%

	Total	118,938

	Paraguay (0.2%)
	Other Securities^	3,725,787	0.2%

	Total	3,725,787

	Peru (0.1%)
	Other Securities^	2,337,018	0.1%

	Total	2,337,018

	Romania (0.1%)
	Other Securities^	2,041,936	0.1%

	Total	2,041,936

	Russia (0.2%)
	Other Securities^	3,887,632	0.2%

	Total	3,887,632

	South Africa (0.2%)
	Other Securities^	2,867,631	0.2%

	Total	2,867,631

	South Korea (<0.1%)
	Other Securities^	696,427	<0.1%

	Total	696,427

	Sri Lanka (0.2%)
	Other Securities^	2,992,139	0.2%

	Total	2,992,139

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value	% of Net Assets
Supranational (<0.1%)
	Other Securities^	$203,714	<0.1%

	Total	203,714

Suriname (0.1%)
	Other Securities^	1,137,750	0.1%

	Total	1,137,750

Turkey (0.7%)
	Other Securities^	13,373,837	0.7%

	Total	13,373,837

Ukraine (0.1%)
	Other Securities^	2,805,854	0.1%

	Total	2,805,854

United Arab Emirates (0.1%)
	Other Securities^	2,380,244	0.1%

	Total	2,380,244

United Kingdom (<0.1%)
	HSBC Bank plc
$5,700,000	Zero Coupon, 9/14/2017*,b,c	301,672	<0.1%

	Total	301,672

United States (0.3%)
	Other Securities^	4,354,715	0.3%

	Total	4,354,715

Venezuela (0.5%)
	Other Securities^	9,390,051	0.5%

	Total	9,390,051

Vietnam (<0.1%)
	Other Securities^	123,800	<0.1%

	Total	123,800

Virgin Islands, British (<0.1%)
	Other Securities^	327,484	<0.1%

	Total	327,484

Zambia (0.1%)
	Other Securities^	1,915,399	0.1%

	Total	1,915,399

	Total Long-Term Fixed Income (cost $164,053,507)	165,077,364

Shares	Preferred Stock (1.1%)
Brazil (0.2%)
	Other Securities^	3,932,636	0.2%

	Total	3,932,636

Germany (0.1%)
	Other Securities^	928,133	0.1%

	Total	928,133

South Korea (0.8%)
9,250	Samsung Electronics Company, Ltd.	15,082,108	0.8%

	Total	15,082,108

	Total Preferred Stock (cost $14,021,787)	19,942,877

Equity Funds/Exchange Traded Funds (<0.1%)
	Other Securities^	2,155,512	0.1%

	Total	2,155,512

	Total Registered Investment Companies (cost $2,201,396)	2,155,512

	Collateral Held for Securities Loaned (1.4%)
26,722,327	Thrivent Cash Management Trust	26,722,327	1.4%

	Total Collateral Held for Securities Loaned (cost $26,722,327)	26,722,327

Shares or Principal Amount	Short-Term Investments (1.7%)[d]
	Thrivent Core Short-Term Reserve Fund
3,010,711	1.240%	30,107,111	1.6%
	Other Securities^	898,675	0.1%

	Total Short-Term Investments (cost $31,005,748)	31,005,786

	Total Investments (cost $1,717,152,789) 100.2%	$1,889,905,126

	Other Assets and Liabilities, Net (0.2%)	(3,411,909)

	Total Net Assets 100.0%	$1,886,493,217

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $75,126,985 or 4.0% of total net assets.
b	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 9/14/2017
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of June 30, 2017 was $8,429,563 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Security	Acquisition Date	Cost
HSBC Bank plc,	3/9/2017	312,956

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$25,427,828

Total lending	$25,427,828
Gross amount payable upon return of collateral for securities loaned	$26,722,327

Net amounts due to counterparty	$1,294,499

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$225,058,710
Gross unrealized depreciation	(56,311,273)

Net unrealized appreciation (depreciation)	$168,747,437
Cost for federal income tax purposes	$1,721,157,689

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	211,733,540	4,479,248	207,254,292	—
Consumer Staples	175,043,603	8,162,220	166,881,383	—
Energy	102,072,106	9,900,960	92,171,146	—
Financials	313,335,694	11,784,901	301,550,087	706
Health Care	138,906,490	3,243,268	135,663,222	—
Industrials	262,306,467	4,439,440	257,854,061	12,966
Information Technology	130,435,013	5,197,366	125,237,647	—
Materials	142,294,194	1,036,703	141,257,491	—
Real Estate	71,966,908	—	71,966,908	—
Telecommunications Services	65,568,972	—	65,568,972	—
Utilities	31,338,273	—	31,338,273	—
Long-Term Fixed Income
Basic Materials	2,174,038	—	2,174,038	—
Capital Goods	1,557,108	—	1,557,108	—
Communications Services	5,240,352	—	5,240,352	—
Consumer Cyclical	523,063	—	523,063	—
Consumer Non-Cyclical	1,958,844	—	1,958,844	—
Energy	26,359,474	—	26,359,474	—
Financials	10,167,296	—	9,865,624	301,672
Foreign Government	111,018,631	—	110,701,584	317,047
Technology	601,006	—	601,006	—
Transportation	1,376,044	—	1,376,044	—
U.S. Government and Agencies	279,457	—	279,457	—
U.S. Municipal	1,138,037	—	1,138,037	—
Utilities	2,684,014	—	2,684,014	—
Preferred Stock
Health Care	928,133	—	928,133	—
Information Technology	15,082,108	—	15,082,108	—
Materials	3,932,636	3,932,636	—	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	2,155,512	2,155,512	—	—
Short-Term Investments	898,675	—	898,675	—

Subtotal Investments in Securities	$1,833,075,688	$54,332,254	$1,778,111,043	$632,391

Other Investments *	Total
Short-Term Investments	30,107,111
Collateral Held for Securities Loaned	26,722,327

Subtotal Other Investments	$56,829,438

Total Investments at Value	$1,889,905,126

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	299,017	299,017	—	—
Foreign Currency Forward Contracts	1,465,191	—	1,465,191	—

Total Asset Derivatives	$1,764,208	$299,017	$1,465,191	$—

Liability Derivatives
Futures Contracts	226,680	226,680	—	—
Foreign Currency Forward Contracts	1,414,180	—	1,414,180	—

Total Liability Derivatives	$1,640,860	$226,680	$1,414,180	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $1,506,501 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	45	September 2017	$9,736,295	$9,724,922	($11,373)
5-Yr. U.S. Treasury Bond Futures	27	September 2017	3,188,912	3,181,571	(7,341)
10-Yr. Euro-Bund Futures	(28)	September 2017	(5,261,901)	(5,173,128)	88,773
10-Yr. U.S. Treasury Bond Futures	95	September 2017	11,990,326	11,925,469	(64,857)
20-Yr. U.S. Treasury Bond Futures	9	September 2017	1,383,486	1,383,188	(298)
CME 3 Month Eurodollar	(41)	December 2018	(10,055,258)	(10,065,500)	(10,242)
CME Ultra Long Term U.S. Treasury Bond	46	September 2017	7,513,033	7,630,250	117,217
Eurex 2-Yr. Euro SCHATZ	(8)	September 2017	(1,024,997)	(1,021,998)	2,999
Eurex 30-Yr. Euro BUXL	(4)	September 2017	(760,598)	(745,689)	14,909
Eurex 5-Yr. Euro BOBL	(42)	September 2017	(6,382,874)	(6,316,741)	66,133
Eurex Euro STOXX 50 Index	49	September 2017	1,995,667	1,929,689	(65,978)
FTSE 100 Index	11	September 2017	1,068,176	1,040,141	(28,035)
HKG Hang Seng Index	1	July 2017	164,635	163,850	(785)
ICE mini MSCI EAFE Index	148	September 2017	14,011,664	13,983,040	(28,624)
SFE S&P ASX Share Price Index 200	4	September 2017	443,328	434,181	(9,147)
SGX MSCI Singapore Index	4	July 2017	103,894	104,144	250
TSE Tokyo Price Index	9	September 2017	1,280,751	1,289,487	8,736
Total Futures Contracts					$72,337

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of June 30, 2017.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	CITI	6,369,675	7/25/2017	$395,632	$378,033	($17,599)
Brazilian Real	BOA	1,941,689	7/5/2017	589,000	585,452	(3,548)
Brazilian Real	MSC	18,135,767	7/5/2017 - 9/5/2017	5,468,527	5,460,077	(8,450)
Chilean Peso	BNP	117,145,674	8/30/2017	174,464	176,426	1,962
Chilean Peso	CITI	393,235,876	8/30/2017	592,187	592,229	42
Chilean Peso	DB	58,072,960	7/17/2017	88,000	87,495	(505)
Chilean Peso	HSBC	156,165,920	7/3/2017	235,998	235,255	(743)
Chilean Peso	CSFB	155,556,150	8/30/2017	234,063	234,274	211
Chilean Peso	JPM	109,534,063	8/30/2017	164,785	164,963	178
Chinese Yuan	MSC	1,564,406	9/28/2017	227,088	229,463	2,375
Chinese Yuan Offshore	WBC	2,127,192	9/20/2017	310,621	311,953	1,332
Chinese Yuan Offshore	SB	2,013,086	9/20/2017	293,000	295,219	2,219
Chinese Yuan Offshore	HSBC	8,047,714	9/20/2017	1,173,000	1,180,198	7,198
Chinese Yuan Offshore	JPM	2,004,681	9/20/2017	292,236	293,987	1,751
Colombian Peso	UBS	811,648,800	8/11/2017	273,674	265,130	(8,544)
Colombian Peso	RBS	339,465,780	8/11/2017	116,603	110,889	(5,714)
Colombian Peso	JPM	336,052,000	9/14/2017	109,072	109,350	278
Colombian Peso	MSC	835,357,136	8/11/2017	284,609	272,875	(11,734)
Colombian Peso	CSFB	1,319,166,169	9/14/2017	447,440	429,250	(18,190)
Czech Republic Koruna	SSB	17,762,738	9/20/2017	731,991	782,243	50,252
Czech Republic Koruna	BNP	23,946,538	7/3/2017 - 9/20/2017	1,021,506	1,053,122	31,616
Czech Republic Koruna	CITI	22,901,543	7/10/2017 - 11/21/2017	900,641	1,010,530	109,889
Czech Republic Koruna	BOA	51,395,918	7/3/2017 - 10/3/2017	2,095,166	2,259,659	164,493
Czech Republic Koruna	JPM	77,075,280	9/20/2017 - 1/3/2018	3,111,619	3,409,460	297,841
Czech Republic Koruna	MSC	25,390,685	7/10/2017 - 11/22/2017	1,007,770	1,119,875	112,105
Euro	BOA	1,252,680	7/3/2017 - 9/20/2017	1,400,378	1,433,427	33,049
Euro	CITI	194,823	8/24/2017	223,176	223,136	(40)
Euro	JPM	1,442,066	9/20/2017	1,616,600	1,652,476	35,876
Euro	UBS	371,688	9/20/2017	414,225	426,332	12,107
Euro	DB	105,000	9/20/2017	117,569	120,437	2,868
Euro	BNP	196,957	9/20/2017	224,777	224,955	178
Hungarian Forint	UBS	37,663,007	9/20/2017	136,960	139,896	2,936
Hungarian Forint	MSC	224,482,307	9/20/2017	823,350	833,822	10,472
Hungarian Forint	BOA	81,594,480	9/20/2017	293,566	303,076	9,510
Indian Rupee	BNP	36,698,885	7/14/2017	565,425	566,723	1,298
Indian Rupee	DB	133,456,671	7/14/2017 - 7/24/2017	2,057,502	2,059,399	1,897
Indian Rupee	SB	142,850,692	7/14/2017 - 7/31/2017	2,190,105	2,204,670	14,565
Indian Rupee	HSBC	78,817,263	7/14/2017 - 7/31/2017	1,212,081	1,216,098	4,017
Indian Rupee	MSC	56,851,196	7/14/2017 - 7/24/2017	880,157	877,543	(2,614)
Indonesian Rupiah	JPM	10,961,563,465	8/25/2017	820,476	817,492	(2,984)
Indonesian Rupiah	HSBC	14,049,063,390	8/25/2017	1,050,869	1,047,751	(3,118)
Malaysian Ringgit	UBS	1,374,101	7/27/2017	318,462	320,034	1,572
Malaysian Ringgit	MSC	882,201	7/5/2017	205,411	205,491	80
Mexican Peso	RBS	4,397,039	9/20/2017	239,212	239,176	(36)
Mexican Peso	JPM	10,809,087	8/25/2017 - 9/20/2017	591,964	588,209	(3,755)
Mexican Peso	DB	20,376,747	9/20/2017	1,114,513	1,118,984	4,471
Mexican Peso	BOA	50,025,140	9/20/2017	2,714,956	2,721,111	6,155
New Taiwan Dollar	DB	21,228,326	7/11/2017 - 7/20/2017	698,735	698,288	(447)
New Taiwan Dollar	SB	26,582,474	7/17/2017 - 7/20/2017	881,000	874,469	(6,531)
New Taiwan Dollar	CITI	15,264,563	8/17/2017	504,780	502,716	(2,064)
New Taiwan Dollar	MSC	21,656,471	7/11/2017 - 7/20/2017	710,849	712,433	1,584
Peruvian Nuevo Sol	CITI	945,516	8/29/2017	285,525	289,547	4,022
Philippines Peso	BNP	29,944,152	7/31/2017	590,000	592,688	2,688
Philippines Peso	DB	28,928,950	9/14/2017	580,786	571,297	(9,489)
Polish Zloty	BNP	16,262,138	9/20/2017	4,341,838	4,389,263	47,425
Polish Zloty	DB	18,830,856	9/20/2017	5,026,924	5,082,577	55,653
Polish Zloty	BOA	2,962,816	9/20/2017	779,081	799,684	20,603
Polish Zloty	UBS	2,289,967	9/20/2017	614,206	618,078	3,872
Russian Ruble	MSC	109,194,880	7/20/2017	1,864,712	1,846,698	(18,014)
Russian Ruble	CITI	123,703,031	7/20/2017	2,112,153	2,092,059	(20,094)
Singapore Dollar	HSBC	814,592	9/20/2017	587,000	592,745	5,745
South African Rand	UBS	1,551,971	9/20/2017	118,000	117,088	(912)

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South African Rand	MSC	10,179,356	9/20/2017	$781,640	$767,975	($13,665)
South African Rand	CITI	1,548,644	9/20/2017	118,000	116,837	(1,163)
South Korean Won	CITI	333,043,200	7/20/2017	294,000	291,296	(2,704)
South Korean Won	MSC	1,841,450,774	7/3/2017 - 7/31/2017	1,620,499	1,610,578	(9,921)
South Korean Won	DB	5,849,890,710	7/13/2017 - 9/27/2017	5,154,919	5,117,471	(37,448)
South Korean Won	SB	130,747,500	7/3/2017	114,731	114,287	(444)
South Korean Won	UBS	1,454,505,520	7/12/2017 - 7/31/2017	1,304,766	1,271,840	(32,926)
South Korean Won	JPM	133,877,250	7/20/2017	117,000	117,095	95
South Korean Won	HSBC	1,006,785,620	7/20/2017 - 7/26/2017	883,000	880,647	(2,353)
South Korean Won	BNP	915,526,157	7/13/2017	799,706	800,559	853
Turkish Lira	MSC	8,946,731	9/20/2017	2,487,264	2,484,236	(3,028)
Turkish Lira	SB	426,110	9/20/2017	118,000	118,318	318
Turkish Lira	HSBC	1,485,812	9/20/2017	411,000	412,565	1,565
Total Purchases				$73,450,540	$74,270,979	$820,439
Sales
Argentina Peso	RBS	3,813,446	7/13/2017	$236,000	$227,811	$8,189
Brazilian Real	RBC	958,989	7/5/2017	293,000	289,151	3,849
Brazilian Real	DB	957,017	7/5/2017	293,000	288,557	4,443
Brazilian Real	MSC	10,306,405	7/5/2017 - 8/2/2017	3,117,577	3,099,376	18,201
Brazilian Real	JPM	9,726,878	7/5/2017	2,956,049	2,932,819	23,230
Chilean Peso	HSBC	233,109,774	7/3/2017 - 8/30/2017	351,942	351,156	786
Chilean Peso	RBS	194,752,304	7/17/2017 - 7/24/2017	294,000	293,430	570
Chilean Peso	DB	391,008,240	7/3/2017 - 8/30/2017	589,000	589,001	(1)
Chilean Peso	BOA	78,239,900	8/30/2017	118,000	117,832	168
Chinese Yuan Offshore	MSC	2,015,987	9/20/2017	294,000	295,645	(1,645)
Chinese Yuan Offshore	JPM	4,018,264	9/20/2017	586,236	589,279	(3,043)
Chinese Yuan Offshore	DB	2,563,311	9/20/2017	375,235	376,521	(1,286)
Chinese Yuan Offshore	HSBC	12,080,396	9/20/2017	1,765,000	1,774,949	(9,949)
Colombian Peso	DB	1,073,153,752	8/11/2017 - 9/14/2017	365,733	350,123	15,610
Czech Republic Koruna	BOA	19,157,284	7/3/2017	815,879	837,973	(22,094)
Czech Republic Koruna	JPM	37,708,014	9/20/0207 - 9/20/2017	1,616,600	1,657,935	(41,335)
Euro	WBC	11,981,091	8/24/2017	13,554,987	13,722,242	(167,255)
Euro	CITI	854,899	7/10/2017 - 11/21/2017	900,641	981,847	(81,206)
Euro	JPM	3,180,247	9/20/2017 - 1/3/2018	3,431,382	3,657,246	(225,864)
Euro	MSC	950,377	7/10/2017 - 11/22/2017	1,007,771	1,091,179	(83,408)
Euro	SSB	664,552	9/20/2017	731,991	762,250	(30,259)
Euro	BOA	2,892,050	7/3/2017 - 10/3/2017	3,167,813	3,315,060	(147,247)
Euro	BNP	4,770,447	7/3/2017 - 9/20/2017	5,363,344	5,470,905	(107,561)
Euro	UBS	663,364	9/20/2017	751,166	760,886	(9,720)
Euro	DB	4,468,630	9/20/2017	5,026,924	5,125,582	(98,658)
Hong Kong Dollar	CITI	32,725,192	10/3/2017 - 3/27/2018	4,227,202	4,205,639	21,563
Hong Kong Dollar	UBS	3,971,310	9/29/2017	512,863	509,965	2,898
Hong Kong Dollar	SB	13,713,618	3/27/2018 - 5/11/2018	1,771,375	1,763,818	7,557
Hong Kong Dollar	HSBC	7,419,454	3/27/2018	958,480	954,275	4,205
Hungarian Forint	BNP	60,922,801	9/20/2017	224,777	225,297	(520)
Indian Rupee	DB	19,202,848	7/14/2017	292,654	296,540	(3,886)
Indian Rupee	BNP	38,674,798	7/14/2017	590,671	597,236	(6,565)
Indian Rupee	SB	107,360,700	7/14/2017 - 7/24/2017	1,653,695	1,657,443	(3,748)
Indonesian Rupiah	CITI	4,094,044,042	7/31/2017	306,835	306,222	613
Indonesian Rupiah	DB	3,834,704,800	8/25/2017	286,247	285,985	262
Indonesian Rupiah	JPM	3,919,020,000	7/21/2017	294,000	293,433	567
Malaysian Ringgit	UBS	882,201	7/5/2017	205,402	205,514	(112)
Malaysian Ringgit	CITI	509,238	8/17/2017	117,539	118,463	(924)
Mexican Peso	JPM	12,903,636	9/20/2017	706,000	701,892	4,108
Mexican Peso	RBS	7,548,625	9/20/2017	411,000	410,607	393
Mexican Peso	DB	13,916,881	9/20/2017	763,000	757,008	5,992
Mexican Peso	BOA	4,955,141	9/20/2017	269,774	269,534	240
Mexican Peso	CITI	15,847,606	9/20/2017	870,914	863,382	7,532
Mexican Peso	HSBC	2,146,420	9/20/2017	118,000	116,754	1,246
New Taiwan Dollar	DB	24,109,656	9/29/2017	799,471	795,474	3,997
New Taiwan Dollar	MSC	16,484,035	7/11/2017 - 9/29/2017	544,057	543,049	1,008
New Taiwan Dollar	UBS	41,856,473	7/11/2017 - 10/20/2017	1,383,829	1,381,192	2,637

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
New Taiwan Dollar	BNP	2,903,560	7/11/2017	$96,058	$95,490	$568
New Taiwan Dollar	SB	59,838,545	7/31/2017 - 8/17/2017	1,961,694	1,970,478	(8,784)
New Taiwan Dollar	JPM	47,535,452	7/11/2017 - 8/30/2017	1,579,407	1,564,948	14,459
New Taiwan Dollar	HSBC	39,439,148	7/19/2017 - 7/31/2017	1,296,000	1,297,806	(1,806)
Polish Zloty	BOA	2,219,819	9/20/2017	584,499	599,144	(14,645)
Polish Zloty	DB	445,547	9/20/2017	117,569	120,256	(2,687)
Polish Zloty	UBS	1,577,543	9/20/2017	414,225	425,790	(11,565)
Polish Zloty	BNP	1,061,461	9/20/2017	281,048	286,496	(5,448)
Russian Ruble	MSC	115,589,077	7/20/2017	1,997,497	1,954,835	42,662
Russian Ruble	CSFB	61,727,428	7/20/2017	1,081,420	1,043,931	37,489
Russian Ruble	BOA	13,692,626	7/20/2017	235,131	231,569	3,562
Singapore Dollar	WBC	364,213	9/20/2017	263,337	265,023	(1,686)
Singapore Dollar	BOA	368,281	9/20/2017	265,895	267,983	(2,088)
Singapore Dollar	HSBC	813,407	9/20/2017	588,000	591,883	(3,883)
South African Rand	UBS	1,565,919	9/20/2017	118,000	119,696	(1,696)
South African Rand	SSB	1,555,087	9/20/2017	118,000	117,323	677
South African Rand	MSC	3,111,860	9/20/2017	235,000	234,773	227
South African Rand	SB	7,585,545	9/20/2017	581,404	572,287	9,117
South Korean Won	HSBC	806,137,827	7/13/2017	713,278	704,907	8,371
South Korean Won	BNP	1,805,959,549	7/13/2017	1,581,017	1,579,176	1,841
South Korean Won	MSC	1,371,483,071	7/3/2017 - 9/27/2017	1,215,993	1,199,540	16,453
South Korean Won	JPM	1,265,450,640	7/13/2017 - 7/17/2017	1,118,872	1,106,584	12,288
South Korean Won	UBS	2,240,246,865	7/13/2017 - 7/31/2017	1,994,483	1,958,872	35,611
South Korean Won	DB	909,391,496	7/12/2017 - 7/13/2017	805,083	795,170	9,913
South Korean Won	SB	784,478,493	7/3/2017 - 7/31/2017	689,923	686,177	3,746
Turkish Lira	SB	852,043	9/20/2017	236,000	242,165	(6,165)
Turkish Lira	MSC	1,644,721	9/20/2017	457,152	456,689	463
Total Sales				$85,937,040	$86,706,468	($769,428)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$51,011

Counterparty
BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$290,031
Total Interest Rate Contracts		290,031
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,986
Total Equity Contracts		8,986
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	1,465,191
Total Foreign Exchange Contracts		1,465,191

Total Asset Derivatives		$1,764,208

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	94,111
Total Interest Rate Contracts		94,111
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	132,569
Total Equity Contracts		132,569
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	1,414,180
Total Foreign Exchange Contracts		1,414,180

Total Liability Derivatives		$1,640,860

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,720,379
Total Equity Contracts		1,720,379
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(317,715)
Total Foreign Exchange Contracts		(317,715)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	292,584
Total Interest Rate Contracts		292,584

Total		$1,695,248

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	336,650
Total Interest Rate Contracts		336,650
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(229,156)
Total Equity Contracts		(229,156)
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	92,331
Total Foreign Exchange Contracts		92,331

Total		$199,825

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$14,852,949	0.8%	N/A	N/A
Interest Rate Contracts	51,288,612	2.9	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$160,998,552	9.0%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$16,401,014	$253,377,165	$243,055,852	26,722,327	$26,722,327	$305,547
Core Short-Term Reserve Fund	25,831,644	202,481,631	198,206,164	3,010,711	30,107,111	155,981
Total Value and Income Earned	$42,232,658				$56,829,438	$461,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value	% of Net Assets
Consumer Discretionary (12.4%)
36,522	Amazon.com, Inc.[a]	$35,353,296	3.6%
555,930	Comcast Corporation	21,636,796	2.2%
117,660	Lowe’s Companies, Inc.	9,122,180	0.9%
5,791	Priceline Group, Inc.[a]	10,832,181	1.1%
100,767	Walt Disney Company	10,706,494	1.1%
	Other Securities^	36,217,691	3.5%

	Total	123,868,638

Consumer Staples (2.9%)
90,460	CVS Health Corporation	7,278,412	0.7%
	Other Securities^	21,188,938	2.2%

	Total	28,467,350

Energy (5.7%)
1,488,783	BP plc	8,593,557	0.9%
100,739	Chevron Corporation	10,510,100	1.1%
174,493	Halliburton Company	7,452,596	0.7%
1,890,940	Weatherford International plc[a]	7,317,938	0.7%
	Other Securities^	22,388,211	2.3%

	Total	56,262,402

Financials (16.0%)
586,264	Bank of America Corporation	14,222,765	1.4%
238,260	Blackstone Group, LP	7,945,971	0.8%
52,260	Chubb, Ltd.	7,597,559	0.8%
246,820	Citigroup, Inc.	16,507,322	1.7%
87,170	Goldman Sachs Group, Inc.	19,343,023	1.9%
187,227	Intercontinental Exchange, Inc.	12,342,004	1.2%
185,497	Invesco, Ltd.	6,527,639	0.7%
123,720	MetLife, Inc.	6,797,177	0.7%
83,000	State Street Corporation	7,447,590	0.7%
	Other Securities^	60,933,621	6.1%

	Total	159,664,671

Health Care (10.0%)
71,626	Alexion Pharmaceuticals, Inc.[a]	8,714,735	0.9%
49,930	Celgene Corporation[a]	6,484,409	0.7%
48,100	CIGNA Corporation	8,051,459	0.8%
166,490	GlaxoSmithKline plc ADR	7,179,049	0.7%
180,277	Merck & Company, Inc.	11,553,953	1.2%
112,618	Novartis AG	9,406,600	0.9%
361,950	Pfizer, Inc.	12,157,901	1.2%
63,296	UnitedHealth Group, Inc.	11,736,344	1.2%
60,029	Zimmer Biomet Holdings, Inc.	7,707,724	0.8%
	Other Securities^	16,797,669	1.6%

	Total	99,789,843

Industrials (11.1%)
77,830	Boeing Company	15,390,882	1.6%
161,030	CSX Corporation	8,785,797	0.9%
59,121	Cummins, Inc.	9,590,609	1.0%
237,622	Delta Air Lines, Inc.	12,769,806	1.3%
108,658	Norfolk Southern Corporation	13,223,679	1.3%
	Other Securities^	50,336,748	5.0%

	Total	110,097,521

Information Technology (16.7%)
24,884	Alphabet, Inc., Class Aa	23,134,157	2.3%
21,130	Alphabet, Inc., Class Ca	19,201,465	1.9%
286,488	Apple, Inc.	41,260,002	4.1%
207,180	Cisco Systems, Inc.	6,484,734	0.7%
148,190	Cognizant Technology Solutions Corporation	9,839,816	1.0%
112,375	Facebook, Inc.[a]	16,966,377	1.7%
208,589	Microsoft Corporation	14,378,040	1.4%
111,960	Salesforce.com, Inc.[a]	9,695,736	1.0%
84,420	Visa, Inc.	7,916,908	0.8%
	Other Securities^	17,778,017	1.8%

	Total	166,655,252

Materials (4.9%)
98,200	Eastman Chemical Company	8,247,818	0.8%
136,210	Westrock Company	7,717,659	0.8%
	Other Securities^	33,169,499	3.3%

	Total	49,134,976

Real Estate (1.0%)
	Other Securities^	9,542,160	1.0%

	Total	9,542,160

Telecommunications Services (1.4%)
	Other Securities^	14,179,017	1.4%

	Total	14,179,017

Utilities (3.0%)
303,230	PG&E Corporation	20,125,375	2.0%
	Other Securities^	10,051,034	1.0%

	Total	30,176,409

	Total Common Stock (cost $649,053,871)	847,838,239

	Preferred Stock (0.2%)
Consumer Staples (0.2%)
	Other Securities^	1,547,309	0.2%

	Total	1,547,309

	Total Preferred Stock (cost $1,456,520)	1,547,309

	Registered Investment Companies (0.1%)
Equity Funds/Exchange Traded Funds (<0.1%)
	Other Securities^	1,197,072	0.1%

	Total	1,197,072

	Total Registered Investment Companies (cost $1,222,554)	1,197,072

	Collateral Held for Securities Loaned (0.9%)
9,153,817	Thrivent Cash Management
	Trust	9,153,817	0.9%

	Total Collateral Held for Securities Loaned (cost $9,153,817)	9,153,817

Shares or Principal Amount	Short-Term Investments (14.5%)[b]
	Federal Home Loan Bank Discount Notes
6,500,000	0.865%, 7/11/2017	6,498,557	0.6%
8,700,000	0.945%, 7/19/2017[c]	8,696,137	0.9%
18,730,000	0.998%, 8/2/2017	18,714,080	1.9%
8,770,000	0.950%, 8/11/2017[c]	8,760,309	0.9%
8,400,000	0.979%, 8/23/2017[c]	8,387,862	0.8%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.5%)[b]	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
42,880,000	0.821% - 1.035%, 7/5/2017 - 9/13/2017[c]	42,841,789	4.3%
4,998,177	Thrivent Core Short-Term Reserve Fund 1.240%	49,981,772	5.0%
	Other Securities^	1,124,687	0.1%

	Total Short-Term Investments (cost $145,002,772)	145,005,193

	Total Investments (cost $805,889,534) 100.8%	$1,004,741,630

	Other Assets and Liabilities, Net (0.8%)	(8,039,028)

	Total Net Assets 100.0%	$996,702,602

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$8,672,404

Total lending	$8,672,404
Gross amount payable upon return of collateral for securities loaned	$9,153,817

Net amounts due to counterparty	$481,413

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$205,299,635
Gross unrealized depreciation	(11,186,114)

Net unrealized appreciation (depreciation)	$194,113,521
Cost for federal income tax purposes	$810,628,109

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	123,868,638	91,838,596	32,029,602	440
Consumer Staples	28,467,350	12,080,013	16,387,337	—
Energy	56,262,402	34,178,784	22,083,618	—
Financials	159,664,671	105,468,342	54,196,329	—
Health Care	99,789,843	83,016,010	16,773,833	—
Industrials	110,097,521	64,169,996	45,921,264	6,261
Information Technology	166,655,252	154,015,689	12,639,563	—
Materials	49,134,976	15,965,477	33,169,499	—
Real Estate^	9,542,160	—	9,542,160	0
Telecommunications Services	14,179,017	—	14,179,017	—
Utilities	30,176,409	20,125,375	10,051,034	—
Preferred Stock
Consumer Staples	1,547,309	—	1,547,309	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,197,072	1,197,072	—	—
Short-Term Investments	95,023,421	—	95,023,421	—

Subtotal Investments in Securities	$945,606,041	$582,055,354	$363,543,986	$6,701

Other Investments *	Total
Short-Term Investments	49,981,772
Collateral Held for Securities Loaned	9,153,817

Subtotal Other Investments	$59,135,589

Total Investments at Value	$1,004,741,630

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	2,275,889	2,275,889	—	—

Total Liability Derivatives	$2,275,889	$2,275,889	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The following table presents Large Cap Stock Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $7,548,352 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,703	September 2017	$69,084,058	$67,066,542	($2,017,516)
Eurex Stoxx Europe 600 Index	321	September 2017	7,098,888	6,942,156	(156,732)
ICE mini MSCI EAFE Index	515	September 2017	48,758,840	48,657,199	(101,641)
Total Futures Contracts					($2,275,889)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,275,889
Total Equity Contracts		2,275,889

Total Liability Derivatives		$2,275,889

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	13,622,368
Total Equity Contracts		13,622,368

Total		$13,622,368

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(3,310,743)
Total Equity Contracts		(3,310,743)

Total		($3,310,743)

The following table presents Large Cap Stock Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$118,139,780	12.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$1,213,950	$56,172,127	$48,232,260	9,153,817	$9,153,817	$91,841
Core Short-Term Reserve Fund	45,427,642	69,027,550	64,473,420	4,998,177	49,981,772	255,215
Total Value and Income Earned	$46,641,592				$59,135,589	$347,056

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (12.3%)
1,800	Amazon.com, Inc.[a]	$1,742,400
42,300	Comcast Corporation	1,646,316
8,500	Delphi Automotive plc	745,025
11,280	Home Depot, Inc.	1,730,352
24,600	Lions Gate Entertainment Corporation[a]	646,488
31,779	Newell Brands, Inc.	1,703,990
18,500	NIKE, Inc.	1,091,500
20,320	Service Corporation International	679,704
18,600	Starbucks Corporation	1,084,566
15,900	Walt Disney Company	1,689,375

	Total	12,759,716

Consumer Staples (8.4%)
6,600	Constellation Brands, Inc.	1,278,618
15,600	CVS Health Corporation	1,255,176
10,300	Estee Lauder Companies, Inc.	988,594
13,300	Herbalife, Ltd.[a,b]	948,689
9,800	Molson Coors Brewing Company	846,132
22,300	Mondelez International, Inc.	963,137
12,900	Philip Morris International, Inc.	1,515,105
26,300	Snyder’s-Lance, Inc.	910,506

	Total	8,705,957

Energy (5.6%)
20,200	Diamondback Energy, Inc.[a]	1,793,962
33,200	Halliburton Company	1,417,972
16,400	Pioneer Natural Resources Company	2,617,112

	Total	5,829,046

Financials (14.7%)
63,000	Boston Private Financial Holdings, Inc.	967,050
16,520	Capital One Financial Corporation	1,364,883
43,900	Citigroup, Inc.	2,936,032
12,100	CME Group, Inc.	1,515,404
16,900	Discover Financial Services	1,051,011
5,300	Goldman Sachs Group, Inc.	1,176,070
14,700	Hartford Financial Services Group, Inc.	772,779
56,600	KeyCorp	1,060,684
20,500	Progressive Corporation	903,845
103,260	Regions Financial Corporation	1,511,726
8,670	Reinsurance Group of America, Inc.	1,113,141
14,400	Wells Fargo & Company	797,904

	Total	15,170,529

Health Care (13.9%)
9,100	Alexion Pharmaceuticals, Inc.[a]	1,107,197
13,090	BioMarin Pharmaceutical, Inc.[a]	1,188,834
20,100	Bristol-Myers Squibb Company	1,119,972
4,300	C.R. Bard, Inc.	1,359,273
20,750	Danaher Corporation	1,751,093
9,744	Envision Healthcare Corporation[a]	610,656
6,200	Humana, Inc.	1,491,844
23,100	Merck & Company, Inc.	1,480,479
6,800	Shire Pharmaceuticals Group plc ADR	1,123,836
10,300	Vertex Pharmaceuticals, Inc.[a]	1,327,361
35,554	Wright Medical Group NVa	977,379
6,700	Zimmer Biomet Holdings, Inc.	860,280

	Total	14,398,204

Industrials (10.9%)
7,720	Alaska Air Group, Inc.	692,947
14,500	Colfax Corporation[a]	570,865
9,220	FedEx Corporation	2,003,783
22,625	Fortive Corporation	1,433,294
8,000	Fortune Brands Home and Security, Inc.	521,920
12,610	IDEX Corporation	1,425,056
20,300	Ingersoll-Rand plc	1,855,217
5,800	Lockheed Martin Corporation	1,610,138
9,150	WABCO Holdings, Inc.[a]	1,166,716

	Total	11,279,936

Information Technology (21.4%)
7,370	Adobe Systems, Inc.[a]	1,042,413
4,040	Alphabet, Inc., Class Aa	3,755,907
16,040	Apple, Inc.	2,310,081
7,800	Broadcom, Ltd.	1,817,790
12,980	Cavium, Inc.[a]	806,448
20,200	CommScope Holding Company, Inc.[a]	768,206
9,800	Ellie Mae, Inc.[a]	1,077,118
41,900	Gogo, Inc.[a,b]	483,107
20,200	Inphi Corporation[a,b]	692,860
50,000	Intel Corporation	1,687,000
15,000	Luxoft Holding, Inc.[a]	912,750
22,500	Micron Technology, Inc.[a]	671,850
12,640	Monolithic Power Systems, Inc.	1,218,496
16,300	Paycom Software, Inc.[a,b]	1,115,083
27,700	PayPal Holdings, Inc.[a]	1,486,659
17,300	Salesforce.com, Inc.[a]	1,498,180
4,600	Tyler Technologies, Inc.[a]	808,082

	Total	22,152,030

Materials (3.2%)
5,800	Albemarle Corporation	612,132
12,230	Eagle Materials, Inc.	1,130,297
5,400	Ecolab, Inc.	716,850
10,300	LyondellBasell Industries NV	869,217

	Total	3,328,496

Real Estate (3.4%)
7,600	Boston Properties, Inc.	934,952
48,000	Brandywine Realty Trust	841,440
75,100	FelCor Lodging Trust, Inc.	541,471
5,900	Public Storage, Inc.	1,230,327

	Total	3,548,190

Telecommunications Services (1.9%)
40,600	AT&T, Inc.	1,531,838
6,110	T-Mobile US, Inc.[a]	370,388

	Total	1,902,226

Utilities (3.2%)
15,900	American Electric Power Company, Inc.	1,104,573
11,340	Atmos Energy Corporation	940,653
19,200	PG&E Corporation	1,274,304

	Total	3,319,530

	Total Common Stock (cost $84,497,030)	102,393,860

	Collateral Held for Securities Loaned (2.7%)
2,782,878	Thrivent Cash Management Trust	2,782,878

	Total Collateral Held for Securities Loaned (cost $2,782,878)	2,782,878

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.2%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
124,666	1.240%	$1,246,660

	Total Short-Term Investments (cost $1,246,660)	1,246,660

	Total Investments (cost $88,526,568) 102.8%	$106,423,398

	Other Assets and Liabilities, Net (2.8%)	(2,942,334)

	Total Net Assets 100.0%	$103,481,064

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$2,732,229

Total lending	$2,732,229
Gross amount payable upon return of collateral for securities loaned	$2,782,878

Net amounts due to counterparty	$50,649

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,929,310
Gross unrealized depreciation	(2,088,001)

Net unrealized appreciation (depreciation)	$17,841,309
Cost for federal income tax purposes	$88,582,089

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,759,716	12,759,716	—	—
Consumer Staples	8,705,957	8,705,957	—	—
Energy	5,829,046	5,829,046	—	—
Financials	15,170,529	15,170,529	—	—
Health Care	14,398,204	14,398,204	—	—
Industrials	11,279,936	11,279,936	—	—
Information Technology	22,152,030	22,152,030	—	—
Materials	3,328,496	3,328,496	—	—
Real Estate	3,548,190	3,548,190	—	—
Telecommunications Services	1,902,226	1,902,226	—	—
Utilities	3,319,530	3,319,530	—	—

Subtotal Investments in Securities	$102,393,860	$102,393,860	$—	$—

Other Investments *	Total
Short-Term Investments	1,246,660
Collateral Held for Securities Loaned	2,782,878

Subtotal Other Investments	$4,029,538

Total Investments at Value	$106,423,398

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$1,232,175	$11,769,245	$10,218,542	2,782,878	$2,782,878	$12,349
Core Short-Term Reserve Fund	1,338,819	7,764,698	7,856,857	124,666	1,246,660	7,290
Total Value and Income Earned	$2,570,994				$4,029,538	$19,639

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (20.5%)
106,448	Amazon.com, Inc.[a]	$103,041,664
698,235	Comcast Corporation	27,175,306
227,422	Home Depot, Inc.	34,886,535
11,787	Priceline Group, Inc.[a]	22,047,819
349,527	Starbucks Corporation	20,380,920
188,067	Walt Disney Company	19,982,119

	Total	227,514,363

Consumer Staples (1.4%)
218,609	Altria Group, Inc.	16,279,812

	Total	16,279,812

Energy (1.6%)
31,865	Concho Resources, Inc.[a]	3,872,553
208,917	Halliburton Company	8,922,845
29,370	Pioneer Natural Resources Company	4,686,865

	Total	17,482,263

Financials (4.7%)
1,122,799	Bank of America Corporation	27,239,104
112,620	Goldman Sachs Group, Inc.	24,990,378

	Total	52,229,482

Health Care (14.8%)
169,530	Alexion Pharmaceuticals, Inc.[a]	20,626,715
246,894	Celgene Corporation[a]	32,064,124
72,015	CIGNA Corporation	12,054,591
282,105	Hologic, Inc.[a]	12,801,925
222,098	Medtronic plc	19,711,197
198,262	UnitedHealth Group, Inc.	36,761,740
101,222	Zimmer Biomet Holdings, Inc.	12,996,905
280,272	Zoetis, Inc.	17,483,367

	Total	164,500,564

Industrials (7.1%)
394,091	CSX Corporation	21,501,605
152,009	Cummins, Inc.	24,658,900
206,477	Eaton Corporation plc	16,070,105
271,809	Southwest Airlines Company	16,890,211

	Total	79,120,821

Information Technology (46.2%)
122,655	Alliance Data Systems Corporation	31,484,312
61,267	Alphabet, Inc., Class Aa	56,958,705
36,925	Alphabet, Inc., Class Ca	33,554,855
384,141	Apple, Inc.	55,323,987
393,176	Cognizant Technology Solutions Corporation	26,106,886
497,397	Facebook, Inc.[a]	75,096,999
378,542	MasterCard, Inc.	45,973,926
640,795	Microsoft Corporation	44,169,999
79,721	NVIDIA Corporation	11,524,468
661,368	PayPal Holdings, Inc.[a]	35,495,621
464,744	Salesforce.com, Inc.[a]	40,246,830
606,405	Visa, Inc.	56,868,661

	Total	512,805,249

	Total Common Stock (cost $733,411,022)	1,069,932,554

	Registered Investment Companies (0.7%)
Equity Funds/Exchange Traded Funds (0.7%)
180,156	SPDR S&P Bank ETF	7,840,389

	Total	7,840,389

	Total Registered Investment Companies (cost $8,183,965)	7,840,389

Shares or Principal Amount	Short-Term Investments (4.2%)[b]
	Federal Home Loan Bank Discount Notes
2,650,000	0.880%, 7/14/2017	2,649,189
	Thrivent Core Short-Term Reserve Fund
4,367,071	1.240%	43,670,706

	Total Short-Term Investments (cost $46,319,864)	46,319,895

	Total Investments (cost $787,914,851) 101.2%	$1,124,092,838

	Other Assets and Liabilities, Net (1.2%)	(13,413,789)

	Total Net Assets 100.0%	$1,110,679,049

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$339,078,478
Gross unrealized depreciation	(4,947,971)

Net unrealized appreciation (depreciation)	$334,130,507
Cost for federal income tax purposes	$789,962,331

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	227,514,363	227,514,363	—	—
Consumer Staples	16,279,812	16,279,812	—	—
Energy	17,482,263	17,482,263	—	—
Financials	52,229,482	52,229,482	—	—
Health Care	164,500,564	164,500,564	—	—
Industrials	79,120,821	79,120,821	—	—
Information Technology	512,805,249	512,805,249	—	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	7,840,389	7,840,389	—	—
Short-Term Investments	2,649,189	—	2,649,189	—

Subtotal Investments in Securities	$1,080,422,132	$1,077,772,943	$2,649,189	$—

Other Investments *	Total
Short-Term Investments	43,670,706

Subtotal Other Investments	$43,670,706

Total Investments at Value	$1,124,092,838

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(9,660)
Total Equity Contracts		(9,660)

Total		($9,660)

The following table presents Large Cap Growth Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$614,671	0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$—	$8,479,750	$8,479,750	—	$—	$361
Core Short-Term Reserve Fund	39,354,611	162,754,039	158,437,944	4,367,071	43,670,706	197,784
Total Value and Income Earned	$39,354,611				$43,670,706	$198,145

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (19.6%)
5,000	Altice USA, Inc.[a]	$161,500
9,140	Amazon.com, Inc.[a]	8,847,520
2,480	AutoZone, Inc.[a]	1,414,741
9,500	Ctrip.com International, Ltd. ADR[a]	511,670
8,000	Delphi Automotive plc	701,200
11,900	Dollar General Corporation	857,871
12,976	Ferrari NV	1,116,195
166	Flipkart, Ltd.*,a,b	14,627
7,900	Home Depot, Inc.	1,211,860
15,400	L Brands, Inc.	829,906
8,100	Lowe’s Companies, Inc.	627,993
7,438	Marriott International, Inc.	746,106
8,570	MGM Resorts International	268,155
6,000	O’Reilly Automotive, Inc.[a]	1,312,440
2,725	Priceline Group, Inc.[a]	5,097,167
2,764	Restaurant Brands International, Inc.	172,860
4,200	Ross Stores, Inc.	242,466
31,800	Starbucks Corporation	1,854,258
4,119	Tesla, Inc.[a,c]	1,489,472
7,133	Tractor Supply Company	386,680
15,700	Yum! Brands, Inc.	1,158,032

	Total	29,022,719

Consumer Staples (3.0%)
13,930	Mondelez International, Inc.	601,637
23,400	Philip Morris International, Inc.	2,748,330
13,399	Walgreens Boots Alliance, Inc.	1,049,275

	Total	4,399,242

Financials (5.9%)
22,300	Charles Schwab Corporation	958,008
9,956	First Republic Bank	996,596
24,900	Intercontinental Exchange, Inc.	1,641,408
15,200	J.P. Morgan Chase & Company	1,389,280
41,900	Morgan Stanley	1,867,064
9,700	State Street Corporation	870,381
24,171	TD Ameritrade Holding Corporation	1,039,111

	Total	8,761,848

Health Care (16.7%)
7,319	Aetna, Inc.	1,111,244
16,787	Alexion Pharmaceuticals, Inc.[a]	2,042,474
3,700	Anthem, Inc.	696,081
9,120	Becton, Dickinson and Company	1,779,403
6,265	Biogen, Inc.[a]	1,700,070
5,900	Celgene Corporation[a]	766,233
6,687	Centene Corporation[a]	534,158
8,004	CIGNA Corporation	1,339,790
13,700	Danaher Corporation	1,156,143
16,500	HCA Holdings, Inc.[a]	1,438,800
5,697	Humana, Inc.	1,370,812
2,450	Intuitive Surgical, Inc.[a]	2,291,656
18,800	Merck & Company, Inc.	1,204,892
14,300	Stryker Corporation	1,984,554
13,900	UnitedHealth Group, Inc.	2,577,338
13,946	Vertex Pharmaceuticals, Inc.[a]	1,797,221
14,100	Zoetis, Inc.	879,558

	Total	24,670,427

Industrials (8.7%)
8,106	Acuity Brands, Inc.[c]	1,647,788
35,500	American Airlines Group, Inc.	1,786,360
11,700	Boeing Company	2,313,675
7,749	Equifax, Inc.	1,064,868
8,550	Fortive Corporation	541,642
10,512	Fortune Brands Home and Security, Inc.	685,803
11,500	Honeywell International, Inc.	1,532,835
7,800	Illinois Tool Works, Inc.	1,117,350
6,801	Roper Industries, Inc.	1,574,636
6,223	Wabtec Corporation	569,404

	Total	12,834,361

Information Technology (36.6%)
25,746	Alibaba Group Holding, Ltd. ADR[a]	3,627,612
4,990	Alphabet, Inc., Class Aa	4,639,103
4,190	Alphabet, Inc., Class Ca	3,807,579
53,499	Apple, Inc.	7,704,926
2,180	ASML Holding NV GDR[c]	284,076
12,000	Electronic Arts, Inc.[a]	1,268,640
35,553	Facebook, Inc.[a]	5,367,792
12,193	Fidelity National Information Services, Inc.	1,041,282
9,573	Fiserv, Inc.[a]	1,171,161
11,400	Intuit, Inc.	1,514,034
20,000	MasterCard, Inc.	2,429,000
1,800	Mercadolibre, Inc.	451,584
66,700	Microsoft Corporation	4,597,631
3,700	NVIDIA Corporation	534,872
76,500	PayPal Holdings, Inc.[a]	4,105,755
23,300	Salesforce.com, Inc.[a]	2,017,780
11,098	ServiceNow, Inc.[a]	1,176,388
46,269	Snap, Inc.[a,c]	822,200
45,000	Tencent Holdings, Ltd.	1,614,373
2,472	VeriSign, Inc.[a]	229,797
41,200	Visa, Inc.	3,863,736
6,800	Workday, Inc.[a]	659,600
21,300	Xilinx, Inc.	1,370,016

	Total	54,298,937

Real Estate (2.7%)
16,400	American Tower Corporation	2,170,048
11,400	Crown Castle International Corporation	1,142,052
1,642	Equinix, Inc.	704,681

	Total	4,016,781

Telecommunications Services (0.7%)
18,100	T-Mobile US, Inc.[a]	1,097,222

	Total	1,097,222

Utilities (0.9%)
9,700	NextEra Energy, Inc.	1,359,261

	Total	1,359,261

	Total Common Stock (cost $86,002,615)	140,460,798

	Preferred Stock (0.4%)
Consumer Discretionary (0.4%)
2,943	Airbnb, Inc., Convertible*,a,b	309,015
7,282	Dropbox, Inc., Class A*,a,b	59,348
58	Flipkart, Ltd. Series A Preference Shares*,a,b	5,111
100	Flipkart, Ltd. Series C Preference Shares*,a,b	8,811
187	Flipkart, Ltd. Series E Preference Shares*,a,b	16,477
843	Flipkart, Ltd. Series G Preference Shares*,a,b	100,958
760	Flipkart, Ltd. Series H Preference Shares*,a,b	108,103

	Total	607,823

	Total Preferred Stock (cost $507,304)	607,823

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Collateral Held for Securities Loaned (2.8%)	Value
4,132,862	Thrivent Cash Management Trust	$4,132,862

	Total Collateral Held for Securities Loaned (cost $4,132,862)	4,132,862

Shares or Principal Amount	Short-Term Investments (4.8%)[d]
	Thrivent Core Short-Term Reserve Fund
715,892	1.240%	7,158,922

	Total Short-Term Investments (cost $7,158,922)	7,158,922

	Total Investments (cost $97,801,703) 102.8%	$152,360,405

	Other Assets and Liabilities, Net (2.8%)	(4,136,503)

	Total Net Assets 100.0%	$148,223,902

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of June 30, 2017 was $622,450 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,819
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2017	108,102

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$4,240,366

Total lending	$4,240,366
Gross amount payable upon return of collateral for securities loaned	$4,132,862

Net amounts due to counterparty	$(107,504)

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$54,545,169
Gross unrealized depreciation	(542,351)

Net unrealized appreciation (depreciation)	$54,002,818
Cost for federal income tax purposes	$98,357,587

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,022,719	29,008,092	—	14,627
Consumer Staples	4,399,242	4,399,242	—	—
Financials	8,761,848	8,761,848	—	—
Health Care	24,670,427	24,670,427	—	—
Industrials	12,834,361	12,834,361	—	—
Information Technology	54,298,937	52,684,564	1,614,373	—
Real Estate	4,016,781	4,016,781	—	—
Telecommunications Services	1,097,222	1,097,222	—	—
Utilities	1,359,261	1,359,261	—	—
Preferred Stock
Consumer Discretionary	607,823	—	—	607,823

Subtotal Investments in Securities	$141,068,621	$138,831,798	$1,614,373	$622,450

Other Investments *	Total
Short-Term Investments	7,158,922
Collateral Held for Securities Loaned	4,132,862

Subtotal Other Investments	$11,291,784

Total Investments at Value	$152,360,405

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$3,546,303	$18,690,731	$18,104,172	4,132,862	$4,132,862	$30,806
Core Short-Term Reserve Fund	1,163,701	20,853,762	14,858,541	715,892	7,158,922	12,646
Total Value and Income Earned	$4,710,004				$11,291,784	$43,452

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.7%)	Value
Consumer Discretionary (10.2%)
1,181,100	Comcast Corporation	$45,968,412
168,840	Delphi Automotive plc	14,798,826
543,348	Harley-Davidson, Inc.[a]	29,351,659
427,700	Lowe’s Companies, Inc.	33,159,581
319,916	Scripps Networks Interactive, Inc.	21,853,462

	Total	145,131,940

Consumer Staples (4.4%)
409,170	CVS Health Corporation	32,921,818
86,800	Kimberly-Clark Corporation	11,206,748
248,921	Wal-Mart Stores, Inc.	18,838,341

	Total	62,966,907

Energy (9.4%)
213,250	Anadarko Petroleum Corporation	9,668,755
421,025	Chevron Corporation	43,925,538
387,500	Devon Energy Corporation	12,388,375
188,119	EQT Corporation	11,021,892
279,900	Halliburton Company	11,954,529
1,944,301	Marathon Oil Corporation	23,039,967
75,600	Pioneer Natural Resources Company	12,064,248
2,515,350	Weatherford International plc[b]	9,734,405

	Total	133,797,709

Financials (27.5%)
201,150	American International Group, Inc.	12,575,898
2,357,690	Bank of America Corporation	57,197,559
485,950	Blackstone Group, LP	16,206,433
163,600	Capital One Financial Corporation	13,516,632
112,730	Chubb, Ltd.	16,388,687
938,900	Citigroup, Inc.	62,793,632
335,450	Comerica, Inc.	24,568,358
1,098,430	Fifth Third Bancorp	28,515,243
141,250	Goldman Sachs Group, Inc.	31,343,375
220,450	Intercontinental Exchange, Inc.	14,532,064
554,710	Invesco, Ltd.	19,520,245
621,070	MetLife, Inc.	34,121,586
212,470	State Street Corporation	19,064,933
827,650	Synchrony Financial	24,680,523
315,580	Zions Bancorporation	13,857,118

	Total	388,882,286

Health Care (11.8%)
62,350	Biogen, Inc.[b]	16,919,296
289,650	Express Scripts Holding Company[b]	18,491,256
336,450	GlaxoSmithKline plc ADR	14,507,724
263,640	Medtronic plc	23,398,050
684,550	Merck & Company, Inc.	43,872,810
709,000	Pfizer, Inc.	23,815,310
143,397	UnitedHealth Group, Inc.	26,588,671

	Total	167,593,117

Industrials (10.3%)
90,150	Boeing Company	17,827,162
353,300	CSX Corporation	19,276,048
248,400	Delta Air Lines, Inc.	13,349,016
176,603	Honeywell International, Inc.	23,539,414
187,200	Ingersoll-Rand plc	17,108,208
147,900	Norfolk Southern Corporation	17,999,430
231,850	United Parcel Service, Inc.	25,640,292
86,100	United Technologies Corporation	10,513,671

	Total	145,253,241

Information Technology (16.0%)
22,400	Alphabet, Inc., Class Cb	20,355,552
215,300	Apple, Inc.	31,007,506
1,818,340	Cisco Systems, Inc.	56,914,042
801,610	Microsoft Corporation	55,254,977
757,500	Oracle Corporation	37,981,050
323,940	Texas Instruments, Inc.	24,920,704

	Total	226,433,831

Materials (3.4%)
384,000	CF Industries Holdings, Inc.	10,736,640
215,021	Eastman Chemical Company	18,059,614
343,750	Westrock Company	19,476,875

	Total	48,273,129

Telecommunications Services (1.7%)
528,114	Verizon Communications, Inc.	23,585,571

	Total	23,585,571

Utilities (3.0%)
633,930	PG&E Corporation	42,073,934

	Total	42,073,934

	Total Common Stock (cost $1,013,217,137)	1,383,991,665

	Collateral Held for Securities Loaned (0.6%)
9,133,600	Thrivent Cash Management Trust	9,133,600

	Total Collateral Held for Securities Loaned (cost $9,133,600)	9,133,600

Shares or Principal Amount	Short-Term Investments (2.3%)[c]
	Thrivent Core Short-Term Reserve Fund
3,211,376	1.240%	32,113,757

	Total Short-Term Investments (cost $32,113,757)	32,113,757

	Total Investments (cost $1,054,464,494) 100.6%	$1,425,239,022

	Other Assets and Liabilities, Net (0.6%)	(8,229,532)

	Total Net Assets 100.0%	$1,417,009,490

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$8,810,662

Total lending	$8,810,662
Gross amount payable upon return of collateral for securities loaned	$9,133,600

Net amounts due to counterparty	$322,938

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$397,070,197
Gross unrealized depreciation	(26,292,433)

Net unrealized appreciation (depreciation)	$370,777,764
Cost for federal income tax purposes	$1,054,461,258

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	145,131,940	145,131,940	—	—
Consumer Staples	62,966,907	62,966,907	—	—
Energy	133,797,709	133,797,709	—	—
Financials	388,882,286	388,882,286	—	—
Health Care	167,593,117	167,593,117	—	—
Industrials	145,253,241	145,253,241	—	—
Information Technology	226,433,831	226,433,831	—	—
Materials	48,273,129	48,273,129	—	—
Telecommunications Services	23,585,571	23,585,571	—	—
Utilities	42,073,934	42,073,934	—	—

Subtotal Investments in Securities	$1,383,991,665	$1,383,991,665	$—	$—

Other Investments *	Total
Short-Term Investments	32,113,757
Collateral Held for Securities Loaned	9,133,600

Subtotal Other Investments	$41,247,357

Total Investments at Value	$1,425,239,022

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$—	$37,046,100	$27,912,500	9,133,600	$9,133,600	$1,033
Core Short-Term Reserve Fund	40,763,640	50,074,393	58,724,276	3,211,376	32,113,757	173,828
Total Value and Income Earned	$40,763,640				$41,247,357	$174,861

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value	% of Net Assets
Consumer Discretionary (11.9%)
15,030	Amazon.com, Inc.[a]	$14,549,040	1.8%
178,920	Comcast Corporation	6,963,566	0.9%
45,240	Home Depot, Inc.	6,939,816	0.9%
30,920	McDonald’s Corporation	4,735,707	0.6%
1,850	Priceline Group, Inc.[a]	3,460,462	0.4%
54,977	Walt Disney Company	5,841,306	0.7%
	Other Securities^	55,413,999	6.6%

	Total	97,903,896

Consumer Staples (8.7%)
73,080	Altria Group, Inc.	5,442,268	0.7%
145,250	Coca-Cola Company	6,514,463	0.8%
53,890	PepsiCo, Inc.	6,223,756	0.8%
58,680	Philip Morris International, Inc.	6,891,966	0.8%
96,928	Procter & Gamble Company	8,447,275	1.0%
56,030	Wal-Mart Stores, Inc.	4,240,350	0.5%
	Other Securities^	33,216,203	4.1%

	Total	70,976,281

Energy (5.8%)
71,986	Chevron Corporation	7,510,299	0.9%
160,870	Exxon Mobil Corporation	12,987,035	1.6%
52,829	Schlumberger, Ltd.	3,478,261	0.4%
	Other Securities^	23,795,525	2.9%

	Total	47,771,120

Financials (13.9%)
376,420	Bank of America Corporation	9,131,949	1.1%
71,929	Berkshire Hathaway, Inc.[a]	12,182,615	1.5%
104,283	Citigroup, Inc.	6,974,447	0.9%
134,098	J.P. Morgan Chase & Company	12,256,557	1.5%
170,680	Wells Fargo & Company	9,457,379	1.2%
	Other Securities^	64,361,751	7.7%

	Total	114,364,698

Health Care (13.8%)
60,300	AbbVie, Inc.	4,372,353	0.5%
27,900	Amgen, Inc.	4,805,217	0.6%
62,228	Bristol-Myers Squibb Company	3,467,344	0.4%
29,440	Celgene Corporation[a]	3,823,373	0.5%
49,490	Gilead Sciences, Inc.	3,502,902	0.4%
102,320	Johnson & Johnson	13,535,913	1.6%
51,809	Medtronic plc	4,598,049	0.6%
103,193	Merck & Company, Inc.	6,613,639	0.8%
225,530	Pfizer, Inc.	7,575,553	0.9%
36,520	UnitedHealth Group, Inc.	6,771,538	0.8%
	Other Securities^	54,143,912	6.7%

	Total	113,209,793

Industrials (9.8%)
22,660	3M Company	4,717,585	0.6%
21,170	Boeing Company	4,186,367	0.5%
330,127	General Electric Company	8,916,730	1.1%
28,815	Honeywell International, Inc.	3,840,751	0.5%
30,510	Union Pacific Corporation	3,322,844	0.4%
28,180	United Technologies Corporation	3,441,060	0.4%
	Other Securities^	51,990,595	6.3%

	Total	80,415,932

Information Technology (21.4%)
11,250	Alphabet, Inc., Class Aa	10,458,900	1.3%
11,269	Alphabet, Inc., Class Ca	10,240,478	1.2%
196,580	Apple, Inc.	28,311,452	3.4%
15,223	Broadcom, Ltd.	3,547,720	0.4%
188,490	Cisco Systems, Inc.	5,899,737	0.7%
89,270	Facebook, Inc.[a]	13,477,985	1.6%
178,540	Intel Corporation	6,023,940	0.7%
32,440	International Business Machines Corporation	4,990,245	0.6%
35,580	MasterCard, Inc.	4,321,191	0.5%
293,120	Microsoft Corporation	20,204,762	2.5%
113,777	Oracle Corporation	5,704,779	0.7%
70,120	Visa, Inc.	6,575,854	0.8%
	Other Securities^	55,788,349	7.0%

	Total	175,545,392

Materials (2.6%)
	Other Securities^	21,313,704	2.6%

	Total	21,313,704

Real Estate (2.8%)
	Other Securities^	22,998,902	2.8%

	Total	22,998,902

Telecommunications Services (2.1%)
233,696	AT&T, Inc.	8,817,350	1.1%
154,896	Verizon Communications, Inc.	6,917,655	0.8%
	Other Securities^	1,158,086	0.2%

	Total	16,893,091

Utilities (3.0%)
	Other Securities^	24,864,759	3.0%

	Total	24,864,759

	Total Common Stock (cost $493,989,221)	786,257,568

	Collateral Held for Securities Loaned (0.3%)
2,230,365	Thrivent Cash Management Trust	2,230,365	0.3%

	Total Collateral Held for Securities Loaned (cost $2,230,365)	2,230,365

Shares or Principal Amount	Short-Term Investments (4.1%)[b]
	Thrivent Core Short-Term Reserve Fund
3,286,709	1.240%	32,867,086	4.0%
	Other Securities^	1,298,077	0.1%

	Total Short-Term Investments (cost $34,165,116)	34,165,163

	Total Investments (cost $530,384,702) 100.2%	$822,653,096

	Other Assets and Liabilities, Net (0.2%)	(1,697,093)

	Total Net Assets 100.0%	$820,956,003

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$2,178,952

Total lending	$2,178,952
Gross amount payable upon return of collateral for securities loaned	$2,230,365

Net amounts due to counterparty	$51,413

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$286,902,900
Gross unrealized depreciation	(10,066,586)

Net unrealized appreciation (depreciation)	$276,836,314
Cost for federal income tax purposes	$545,816,782

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	97,903,896	97,903,896	—	—
Consumer Staples	70,976,281	70,971,302	—	4,979
Energy	47,771,120	47,771,120	—	—
Financials	114,364,698	114,364,698	—	—
Health Care	113,209,793	113,209,793	—	—
Industrials	80,415,932	80,415,932	—	—
Information Technology	175,545,392	175,545,392	—	—
Materials	21,313,704	21,313,704	—	—
Real Estate	22,998,902	22,998,902	—	—
Telecommunications Services	16,893,091	16,893,091	—	—
Utilities	24,864,759	24,864,759	—	—
Short-Term Investments	1,298,077	—	1,298,077	—

Subtotal Investments in Securities	$787,555,645	$786,252,589	$1,298,077	$4,979

Other Investments *	Total
Short-Term Investments	32,867,086
Collateral Held for Securities Loaned	2,230,365

Subtotal Other Investments	$35,097,451

Total Investments at Value	$822,653,096

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	100,601	100,601	—	—

Total Liability Derivatives	$100,601	$100,601	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $1,298,077 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	277	September 2017	$33,630,066	$33,529,465	($100,601)
Total Futures Contracts					($100,601)

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$100,601
Total Equity Contracts		100,601

Total Liability Derivatives		$100,601

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,676,748
Total Equity Contracts		1,676,748

Total		$1,676,748

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/ (depreciation) on Futures contracts	83,149
Total Equity Contracts		83,149

Total		$83,149

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$26,087,118	3.4%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust-Collateral Investment	$848,560	$10,641,227	$9,259,422	2,230,365	$2,230,365	$8,348
Core Short-Term Reserve Fund	18,542,637	71,987,883	57,663,434	3,286,709	32,867,086	137,631
Total Value and Income Earned	$19,391,197				$35,097,451	$145,979

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (81.9%)	Value
Consumer Discretionary (8.1%)
45	AutoZone, Inc.[a]	$25,671
700	Bandai Namco Holdings, Inc.	23,917
808	Carnival Corporation	52,981
269	Darden Restaurants, Inc.	24,328
364	Genuine Parts Company	33,765
429	Home Depot, Inc.	65,809
5,361	Kingfisher plc	20,999
1,100	Nikon Corporation	17,632
1,400	Sekisui Chemical Company, Ltd.	25,121
981	Shaw Communications, Inc.	21,401
200	SHIMAMURA Company, Ltd.	24,518
8,500	Singapore Press Holdings, Ltd.	19,943
3,000	Techtronic Industries Company, Ltd.	13,785
801	TJX Companies, Inc.	57,808
4,500	Yamada Denki Company, Ltd.	22,374
6,000	Yue Yuen Industrial Holdings, Ltd.	24,885

	Total	474,937

Consumer Staples (9.3%)
754	Altria Group, Inc.	56,150
485	Campbell Soup Company	25,293
2,373	Coca-Cola Amatil, Ltd.	16,839
1,323	Coca-Cola Company	59,337
531	Colgate-Palmolive Company	39,363
437	Colruyt SA	23,016
978	Conagra Brands, Inc.	34,973
438	Dr Pepper Snapple Group, Inc.	39,906
378	Hershey Company	40,586
169	Kellogg Company	11,739
300	Lawson, Inc.	20,995
124	McCormick & Company, Inc.	12,091
128	Molson Coors Brewing Company	11,051
500	NH Foods, Ltd.	15,210
568	PepsiCo, Inc.	65,598
438	Sysco Corporation	22,045
1,238	Tate & Lyle plc	10,670
396	Unilever plc	21,431
300	Wal-Mart Stores, Inc.	22,704

	Total	548,997

Energy (2.6%)
993	Caltex Australia, Ltd.	24,113
809	Exxon Mobil Corporation	65,311
700	Idemitsu Kosan Company, Ltd.	19,914
7,200	JXTG Holdings, Inc.	31,504
260	Transcanada Corporation	12,394

	Total	153,236

Financials (14.6%)
876	Aflac, Inc.	68,048
1,062	AGNC Investment Corporation	22,610
42	Alleghany Corporation[a]	24,982
805	Allstate Corporation	71,194
558	Aon plc	74,186
186	Arch Capital Group, Ltd.[a]	17,352
411	Berkshire Hathaway, Inc.[a]	69,611
510	Chubb, Ltd.	74,144
18,000	First Pacific Company, Ltd.	13,274
913	Hartford Financial Services Group, Inc.	47,996
333	Intact Financial Corporation	25,155
6,500	Kerry Properties, Ltd.	22,070
742	Loews Corporation	34,733
938	Marsh & McLennan Companies, Inc.	73,126
306	Pargesa Holding SA	23,316
1,566	Progressive Corporation	69,045
372	Swiss Re AG	34,091
101	Travelers Companies, Inc.	12,780
1,137	U.S. Bancorp	59,033
298	W.R. Berkley Corporation	20,613

	Total	857,359

Health Care (12.0%)
1,248	Abbott Laboratories	60,665
4,700	Astellas Pharmaceutical, Inc.	57,607
438	CIGNA Corporation	73,317
755	Eli Lilly and Company	62,137
562	Johnson & Johnson	74,347
160	Laboratory Corporation of America Holdings[a]	24,662
355	Medtronic plc	31,506
104	Merck KGaA	12,584
400	Miraca Holdings, Inc.	18,016
1,100	Mitsubishi Tanabe Pharma Corporation	25,445
2,037	Pfizer, Inc.	68,423
253	Roche Holding AG-Genusschein	64,645
147	Sonova Holding AG	23,913
475	Stryker Corporation	65,921
170	UnitedHealth Group, Inc.	31,521
103	Zimmer Biomet Holdings, Inc.	13,225

	Total	707,934

Industrials (10.6%)
345	3M Company	71,826
206	C.H. Robinson Worldwide, Inc.	14,148
2,500	CK Hutchison Holdings, Ltd.	31,374
234	Expeditors International of Washington, Inc.	13,216
246	Fraport AG Frankfurt Airport Services Worldwide	21,769
438	Honeywell International, Inc.	58,381
200	Jardine Matheson Holdings, Ltd.	12,840
1,314	Johnson Controls International plc	56,975
900	Kurita Water Industries, Ltd.	24,619
242	Lockheed Martin Corporation	67,182
202	MAN AG	21,663
2,300	Obayashi Corporation	27,099
313	Raytheon Company	50,543
600	Recruit Holdings Company, Ltd.	10,326
594	RELX NV	12,246
317	Rockwell Collins, Inc.	33,310
3,300	Singapore Airlines, Ltd.	24,253
6,700	Singapore Airport Terminal Services, Ltd.	24,855
116	Union Pacific Corporation	12,634
450	Waste Management, Inc.	33,007

	Total	622,266

Information Technology (10.9%)
208	AtoS	29,185
477	CA, Inc.	16,442
2,200	Canon, Inc.	74,834
230	Check Point Software Technologies, Ltd.[a]	25,088
1,808	Cisco Systems, Inc.	56,590
578	eBay, Inc.[a]	20,184
220	Fidelity National Information Services, Inc.	18,788
209	Fiserv, Inc.[a]	25,569
359	FLIR Systems, Inc.	12,443
1,100	FUJIFILM Holdings NPV	39,663
1,696	Intel Corporation	57,223
140	International Business Machines Corporation	21,536
108	MasterCard, Inc.	13,117

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (81.9%)	Value
Information Technology (10.9%) - continued
727	Microsoft Corporation	$50,112
600	Nomura Research Institute, Ltd.	23,704
1,610	Oracle Corporation	80,725
400	Otsuka Corporation	24,882
739	STMicroelectronics NV	10,627
385	Symantec Corporation	10,876
390	Synopsys, Inc.[a]	28,443

	Total	640,031

Materials (2.2%)
3	Barrick Gold Corporation	48
34	EMS-CHEMIE Holding AG	25,106
275	FUCHS PETROLUB SE	14,988
1,400	Kuraray Company, Ltd.	25,492
1,568	Newcrest Mining, Ltd.	24,335
1,207	Newmont Mining Corporation	39,095

	Total	129,064

Real Estate (2.0%)
935	Brixmor Property Group, Inc.	16,718
200	Daito Trust Construction Company, Ltd.	31,159
839	Duke Realty Corporation	23,450
9,000	Hang Lung Properties, Ltd.	22,492
633	UDR, Inc.	24,668

	Total	118,487

Telecommunications Services (4.7%)
1,570	AT&T, Inc.	59,236
537	BCE, Inc.	24,183
18,000	HKT Trust and HKT, Ltd.	23,608
1,000	Nippon Telegraph & Telephone Corporation	47,204
38,000	PCCW, Ltd.	21,596
679	Proximus SA	23,765
5,200	Singapore Telecommunications, Ltd.	14,685
6,000	StarHub, Ltd.	11,854
62	Swisscom AG	29,965
692	TELUS Corporation	23,890

	Total	279,986

Utilities (4.9%)
858	American Electric Power Company, Inc.	59,605
447	CMS Energy Corporation	20,674
1,407	PPL Corporation	54,395
718	Southern Company	34,378
5,000	Tokyo Gas Company, Ltd.	26,043
643	WEC Energy Group, Inc.	39,467
1,193	Xcel Energy, Inc.	54,735

	Total	289,297

	Total Common Stock (cost $4,746,673)	4,821,594

	Preferred Stock (1.0%)
Consumer Staples (1.0%)
441	Henkel AG & Company KGaA,
	1.470%	60,811

	Total	60,811

	Total Preferred Stock (cost $60,120)	60,811

Shares or Principal Amount	Short-Term Investments (15.1%)[b]
	Federal Home Loan Bank Discount Notes
100,000	0.880%, 8/18/2017[c]	99,870
	Thrivent Core Short-Term Reserve Fund
78,991	1.240%	789,906

	Total Short-Term Investments (cost $889,788)	889,776

	Total Investments (cost $5,696,581) 98.0%	$5,772,181

	Other Assets and Liabilities, Net 2.0%	118,638

	Total Net Assets 100.0%	$5,890,819

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$148,315
Gross unrealized depreciation	(72,715)

Net unrealized appreciation (depreciation)	$75,600
Cost for federal income tax purposes	$5,696,581

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	474,937	260,362	214,575	—
Consumer Staples	548,997	440,836	108,161	—
Energy	153,236	65,311	87,925	—
Financials	857,359	739,453	117,906	—
Health Care	707,934	505,724	202,210	—
Industrials	622,266	411,222	211,044	—
Information Technology	640,031	437,136	202,895	—
Materials	129,064	39,095	89,969	—
Real Estate	118,487	64,836	53,651	—
Telecommunications Services	279,986	59,236	220,750	—
Utilities	289,297	263,254	26,043	—
Preferred Stock
Consumer Staples	60,811	—	60,811	—
Short-Term Investments	99,870	—	99,870	—

Subtotal Investments in Securities	$4,982,275	$3,286,465	$1,695,810	$—

Other Investments *	Total
Short-Term Investments	789,906
Subtotal Other Investments	$789,906

Total Investments at Value	$5,772,181

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	2,250	2,250	—	—

Total Liability Derivatives	$2,250	$2,250	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $99,870 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex MSCI World Index	12	September 2017	$646,650	$644,400	($2,250)
Total Futures Contracts					($2,250)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,250
Total Equity Contracts		2,250

Total Liability Derivatives		$2,250

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	14,464
Total Equity Contracts		14,464

Total		$14,464

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,250
Total Equity Contracts		2,250

Total Liability Derivatives		$2,250

The following table presents Low Volatility Equity Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$490,904	8.7%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value April 28, 2017 (inception date)	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned April 28, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$—	$4,903,794	$4,113,888	78,991	$789,906	$1,622
Total Value and Income Earned	$—				$789,906	$1,622

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (15.2%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$ 74,812	5.226%, 3/7/2024	$74,657
	Contura Energy, Inc., Term Loan
119,700	0.000%, 3/17/2024	116,109

	Total	190,766

Capital Goods (1.1%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
125,000	5.226%, 11/30/2023	125,416
	Sterigenics-Nordion Holdings, LLC, Term Loan
89,775	4.226%, 5/15/2022	89,438

	Total	214,854

Communications Services (4.4%)
	Altice Financing SA, Term Loan
90,000	3.908%, 7/15/2025	89,691
	Altice US Finance I Corporation, Term Loan
120,000	3.466%, 7/14/2025	118,800
	CBS Radio, Inc., Term Loan
120,000	0.000%, 10/17/2023[b,c]	120,526
	CenturyLink, Inc., Term Loan
25,000	3.959%, 1/31/2025	24,702
	Coral-US Co-Borrower, LLC, Term Loan
50,000	4.726%, 11/19/2024	50,094
	CSC Holdings, LLC, Term Loan
125,000	3.459%, 7/17/2025	124,031
	Hargray Merger Subsidiary Corporation, Term Loan
35,000	4.226%, 3/24/2024	35,033
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	4.658%, 1/7/2022	89,025
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,836	5.226%, 5/4/2022	63,691
	New LightSquared, Term Loan
102,518	19.939%, 12/7/2020	99,369
	SFR Group SA, Term Loan
80,000	3.944%, 6/22/2025	79,275

	Total	894,237

Consumer Cyclical (2.2%)
	Amaya Holdings BV, Term Loan
119,695	4.796%, 8/1/2021	119,804
	Boyd Gaming Corporation, Term Loan
119,524	3.688%, 9/15/2023	119,749
	Eldorado Resorts, Inc., Term Loan
124,688	3.375%, 4/17/2024	123,596
	Four Seasons Hotels, Ltd., Term Loan
89,774	3.726%, 11/30/2023	90,298

	Total	453,447

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
100,000	0.000%, 4/28/2022[b,c]	99,450
	Albertson’s, LLC, Term Loan
60,000	0.000%, 12/21/2022[b,c]	59,291
	CHS/Community Health Systems, Inc., Term Loan
83,673	4.210%, 1/27/2021	83,490
	Endo Luxembourg Finance Company I SARL., Term Loan
90,000	5.500%, 4/27/2024	90,788
	JBS USA LUX SA, Term Loan
59,850	0.000%, 10/30/2022[b,c]	58,294
	Valeant Pharmaceuticals International, Inc., Term Loan
109,673	0.000%, 4/1/2022	111,113

	Total	502,426

Financials (1.4%)
	ASP AMC Merger Sub, Inc., Term Loan
110,000	4.796%, 4/13/2024	108,763
	Colorado Buyer, Inc., Term Loan
60,000	4.170%, 5/1/2024	60,075
	Gartner, Inc., Term Loan
104,738	3.226%, 4/5/2024	104,999

	Total	273,837

Technology (1.3%)
	First Data Corporation, Term Loan
90,000	0.000%, 4/26/2024	89,968
	ON Semiconductor Corporation, Term Loan
45,000	3.476%, 3/31/2023	45,020
	Western Digital Corporation, Term Loan
119,699	3.976%, 4/29/2023	120,104

	Total	255,092

Transportation (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
75,000	5.726%, 5/18/2023	74,719
	XPO Logistics, Inc., Term Loan
120,000	3.405%, 10/30/2021	120,223

	Total	194,942

Utilities (0.4%)
	Talen Energy Supply, LLC, Term Loan
94,763	5.226%, 7/6/2023	87,715
	Total	87,715

	Total Bank Loans (cost $3,088,233)	3,067,316

	Long-Term Fixed Income (42.1%)

Basic Materials (<0.1%)
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	5,011
	Total	5,011

Capital Goods (0.6%)
	Textron Financial Corporation
150,000	2.917%, 2/15/2042[d,e]	129,375

	Total	129,375

Collateralized Mortgage Obligations (2.3%)
	Bear Stearns ARM Trust
	3.570%, 2/25/2035, Ser.
107,557	2004-12, Class 3A1	107,224
	CSMC Mortgage-Backed Trust
	6.000%, 11/25/2036, Ser.
96,328	2006-9, Class 6A14	93,316
	GMAC Mortgage Corporation Loan Trust
	3.573%, 11/19/2035, Ser.
99,890	2005-AR6, Class 1A1	95,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.1%)	Value
Collateralized Mortgage Obligations (2.3%) - continued
	Wells Fargo Mortgage Backed Securities Trust
	5.500%, 4/25/2036, Ser.
$162,298	2006-4, Class 2A2	$159,540

	Total	455,080

Communications Services (1.6%)
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[d]	3,052
	CBS Corporation
4,000	2.500%, 2/15/2023[c]	3,953
	DISH Network Corporation, Convertible
150,000	3.375%, 8/15/2026[d]	181,875
	Intelsat Jackson Holdings SA
100,000	7.500%, 4/1/2021	92,250
	Liberty Media Corporation, Convertible
2,000	1.000%, 1/30/2023[d]	2,316
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,206
	VeriSign, Inc.
40,000	4.750%, 7/15/2027[d]	40,450

	Total	327,102

Consumer Cyclical (<0.1%)
	General Motors Financial Company, Inc.
3,000	3.150%, 6/30/2022	2,987
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[d]	3,017

	Total	6,004

Consumer Non-Cyclical (2.2%)
	Amgen, Inc.
5,000	2.650%, 5/11/2022	5,016
	Anthem, Inc., Convertible
61,000	2.750%, 10/15/2042	157,113
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	3,003
3,000	2.616%, 6/15/2022	3,003
	Community Health Systems, Inc.
100,000	8.000%, 11/15/2019	100,500
	Constellation Brands, Inc.
2,000	2.700%, 5/9/2022	1,997
	Land O’Lakes, Inc.
75,000	7.250%, 4/4/2027[d,f]	80,156
	Mondelez International Holdings
	Netherlands BV
4,000	2.000%, 10/28/2021[d]	3,897
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,930
	Valeant Pharmaceuticals International, Inc.
100,000	5.500%, 3/1/2023[d]	84,874
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,136

	Total	449,625

Energy (0.7%)
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,976
	Enbridge, Inc.
$3,000	2.900%, 7/15/2022[c]	2,993
	Petrobras Global Finance BV
7,000	7.375%, 1/17/2027	7,406
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,360
	TransCanada Trust
100,000	5.300%, 3/15/2077	102,800
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,075
	Williams Partners, LP
5,000	4.500%, 11/15/2023	5,336

	Total	129,946

Financials (11.0%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[c,d]	5,995
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[d]	94,750
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[d,f]	110,565
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,995
	Blackstone Mortgage Trust, Inc., Convertible
80,000	5.250%, 12/1/2018	92,600
	BNP Paribas SA
100,000	7.625%, 3/30/2021[d,f]	110,000
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	3,013
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,999
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,266
	Credit Agricole SA
100,000	8.125%, 12/23/2025[d,f]	116,170
	Credit Suisse Group AG
100,000	6.250%, 12/18/2024[d,f]	106,250
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	11,206
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,979
	First Tennessee Bank NA
70	3.750%, 8/15/2017[d,e,f]	53,099
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[f]	6,305
10,000	5.250%, 7/27/2021	10,959
6,000	2.268%, 6/5/2023[e]	6,004
100,000	5.300%, 11/10/2026[f]	105,000
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[f]	78,562
	Huntington Capital Trust I
100,000	1.870%, 2/1/2027[e]	90,250
	ILFC E-Capital Trust II
100,000	4.590%, 12/21/2065[d,e]	95,500
	ING Groep NV
100,000	6.500%, 4/16/2025[f]	105,080
	J.P. Morgan Chase & Company
4,000	1.882%, 6/1/2021[e]	4,006
	J.P. Morgan Chase Capital XXIII
100,000	2.182%, 5/15/2047[e]	92,125
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[d,f]	113,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.1%)	Value

Financials (11.0%) - continued
	Macquarie Bank, Ltd.
$100,000	6.125%, 3/8/2027[d,f]	$102,250
	MGIC Investment Corporation, Convertible
102,000	9.000%, 4/1/2063[d]	134,130
	Morgan Stanley
3,000	2.750%, 5/19/2022	2,999
	New York Life Global Funding
3,000	2.300%, 6/10/2022[d]	2,984
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,051
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,254
	Royal Bank of Scotland Group plc
104,000	8.625%, 8/15/2021[f]	113,360
	Societe Generale SA
100,000	8.000%, 9/29/2025[d,f]	113,375
	Standard Chartered plc
1,000	2.100%, 8/19/2019[d]	996
100,000	7.500%, 4/2/2022[d,f]	107,000
	State Street Capital Trust IV
100,000	2.246%, 6/15/2047[e]	92,062
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,095
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,057
	UBS Group Funding Jersey, Ltd.
4,000	2.950%, 9/24/2020[d]	4,086
	USB Realty Corporation
100,000	2.305%, 1/15/2022[d,e,f]	87,500

	Total	2,209,252

Foreign Government (9.7%)
	Argentina Government International Bond
15,000	6.875%, 4/22/2021	16,073
50,000	5.625%, 1/26/2022	51,200
66,000	7.500%, 4/22/2026	70,950
43,836	8.280%, 12/31/2033	48,570
80,000	2.500%, 12/31/2038[g]	52,280
	Brazil Government International Bond
59,000	4.875%, 1/22/2021	61,832
40,000	6.000%, 4/7/2026	43,160
47,000	7.125%, 1/20/2037	53,697
20,000	5.625%, 2/21/2047	19,100
	Colombia Government International Bond
25,000	4.375%, 7/12/2021	26,600
42,000	4.000%, 2/26/2024	43,596
64,000	5.625%, 2/26/2044	69,952
	Croatia Government International Bond
15,000	6.000%, 1/26/2024[d]	16,803
	Hungary Government International Bond
82,000	5.750%, 11/22/2023	93,762
	Indonesia Government International Bond
32,000	4.875%, 5/5/2021[d]	34,368
51,000	5.875%, 1/15/2024[d]	58,131
27,000	4.750%, 1/8/2026[d]	28,981
22,000	8.500%, 10/12/2035[d]	31,669
12,000	6.750%, 1/15/2044[d]	15,441
50,000	5.125%, 1/15/2045[d]	53,528
	Mexico Government International Bond
$36,000	4.000%, 10/2/2023	37,640
60,000	4.150%, 3/28/2027	62,130
138,000	4.750%, 3/8/2044	138,138
	Panama Government International Bond
40,000	3.750%, 3/16/2025	41,200
20,000	6.700%, 1/26/2036	25,750
	Peru Government International Bond
38,000	8.750%, 11/21/2033	58,235
	Philippines Government International Bond
17,000	4.000%, 1/15/2021	18,120
59,000	6.375%, 10/23/2034	79,201
	Romania Government International Bond
32,000	4.375%, 8/22/2023[d]	33,944
	Russia Government International Bond
100,000	5.000%, 4/29/2020[d]	105,974
99,000	4.875%, 9/16/2023[d]	106,176
	South Africa Government International Bond
25,000	5.875%, 5/30/2022	27,297
42,000	4.300%, 10/12/2028	39,234
	Turkey Government International Bond
19,000	7.000%, 6/5/2020	20,775
60,000	6.250%, 9/26/2022	65,186
95,000	4.875%, 10/9/2026	93,638
90,000	6.750%, 5/30/2040	100,291

	Total	1,942,622

Mortgage-Backed Securities (12.8%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
775,000	3.500%, 7/1/2047[c]	795,744
1,700,000	4.000%, 7/1/2047[c]	1,786,726

	Total	2,582,470

Technology (1.1%)
	Apple, Inc.
5,000	1.532%, 5/11/2022[e]	5,013
	Baidu, Inc.
3,000	3.000%, 6/30/2020	3,040
	Microchip Technology, Inc., Convertible
75,000	1.625%, 2/15/2027[d]	78,844
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	125,353

	Total	212,250

Utilities (0.1%)
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	6,031
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,986
	Southern Company
3,000	2.350%, 7/1/2021	2,978

	Total	12,995

	Total Long-Term Fixed Income (cost $8,455,988)	8,461,732

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (31.9%)	Value
Equity Funds/Exchange Traded Funds (5.0%)
6,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	$79,522
4,072	BlackRock Enhanced Capital & Income Fund, Inc.	60,632
11,586	BlackRock Enhanced Equity Dividend Trust	101,957
13,354	BlackRock Enhanced International Dividend Trust	83,863
11,672	BlackRock Resources & Commodities Strategy Trust	93,493
5,055	Cohen & Steers REIT & Preferred Income Fund, Inc.	105,043
4,275	Eaton Vance Enhanced Equity Income Fund II	62,116
8,745	Eaton Vance Risk-Managed Diversified Equity Income Fund	81,941
11,444	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	104,941
2,325	John Hancock Tax-Advantaged Dividend Income Fund	59,473
10,050	Neuberger Berman MLP Income Fund, Inc.	96,681
10,897	Voya Global Equity Dividend & Premium Opportunity Fund	82,381

	Total	1,012,043

Fixed Income Funds/Exchange Traded Funds (26.9%)
6,250	AllianceBernstein Global High Income Fund, Inc.	80,875
5,927	BlackRock Core Bond Trust	82,267
9,000	BlackRock Corporate High Yield Fund, Inc.	98,640
7,539	BlackRock Credit Allocation Income Trust	101,399
4,500	BlackRock Taxable Municipal Bond Trust	103,095
2,333	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	62,338
8,350	iShares 0-5 Year High Yield Corporate Bond ETF	399,631
11,330	iShares iBoxx $ High Yield Corporate Bond ETF	1,001,459
188	iShares J.P. Morgan USD Emerging Markets Bond ETF	21,500
5,300	iShares S&P U.S. Preferred Stock Index Fund	207,601
13,775	MFS Intermediate Income Trust	59,508
7,925	Nuveen Preferred Income Opportunities Fund	82,420
5,334	Prudential Global Short Duration High Yield Fund, Inc.	79,263
53,750	SPDR Bloomberg Barclays High Yield Bond ETF	1,999,500
12,030	Templeton Global Income Fund	80,842
9,850	Vanguard Short-Term Corporate Bond ETF	788,394
10,952	Western Asset High Income Fund II, Inc.	78,745
15,464	Western Asset High Income Opportunity Fund, Inc.	78,402

	Total	5,405,879

	Total Registered Investment Companies (cost $6,412,093)	6,417,922

	Preferred Stock (2.1%)
Consumer Staples (0.9%)
1,770	Bunge, Ltd., Convertible, 4.875%[f]	184,523

	Total	184,523

Financials (1.1%)
2,000	Citigroup, Inc., 6.875%[f]	59,180
2,000	Citigroup, Inc., 7.542%[e]	51,960
2,000	Countrywide Capital V, 7.000%	51,320
2,000	GMAC Capital Trust I, 6.967%[e]	52,400

	Total	214,860

Health Care (0.1%)
282	Becton Dickinson and Company, Convertible, 6.125%	15,448

	Total	15,448

Industrials (<0.1%)
20	Stanley Black & Decker, Inc., Convertible, 5.375%	2,194

	Total	2,194

	Total Preferred Stock (cost $420,671)	417,025

	Common Stock (1.2%)
Energy (1.2%)
550	Chevron Corporation	57,382
1,000	Occidental Petroleum Corporation	59,870
1,100	Royal Dutch Shell plc ADR	58,509
900	Schlumberger, Ltd.	59,256

	Total	235,017

Financials (<0.1%)
44	Bank of America Corporation	1,067

	Total	1,067

Health Care (<0.1%)
16	Danaher Corporation	1,350

	Total	1,350

Information Technology (<0.1%)
22	Micron Technology, Inc.[h]	657

	Total	657

Real Estate (<0.1%)
100	American Tower Corporation	13,232

	Total	13,232

	Total Common Stock (cost $251,814)	251,323

Shares or Principal Amount	Short-Term Investments (23.5%)[i]
	Federal Home Loan Bank Discount Notes
100,000	0.940%, 8/9/2017[j]	99,895
	Thrivent Core Short-Term Reserve Fund
462,041	1.240%	4,620,411

	Total Short-Term Investments (cost $4,720,309)	4,720,306

	Total Investments (cost $23,349,108) 116.0%	$23,335,624

	Other Assets and Liabilities, Net (16.0%)	(3,218,199)

	Total Net Assets 100.0%	$20,117,425

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $2,450,896 or 12.2% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017,
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$82,539
Gross unrealized depreciation	(96,023)

Net unrealized appreciation (depreciation)	$(13,484)
Cost for federal income tax purposes	$23,349,108

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	190,766	—	74,657	116,109
Capital Goods	214,854	—	125,416	89,438
Communications Services	894,237	—	894,237	—
Consumer Cyclical	453,447	—	453,447	—
Consumer Non-Cyclical	502,426	—	402,976	99,450
Financials	273,837	—	168,838	104,999
Technology	255,092	—	255,092	—
Transportation	194,942	—	194,942	—
Utilities	87,715	—	87,715	—
Long-Term Fixed Income
Basic Materials	5,011	—	5,011	—
Capital Goods	129,375	—	129,375	—
Collateralized Mortgage Obligations	455,080	—	455,080	—
Communications Services	327,102	—	327,102	—
Consumer Cyclical	6,004	—	6,004	—
Consumer Non-Cyclical	449,625	—	449,625	—
Energy	129,946	—	129,946	—
Financials	2,209,252	—	2,209,252	—
Foreign Government	1,942,622	—	1,942,622	—
Mortgage-Backed Securities	2,582,470	—	2,582,470	—
Technology	212,250	—	212,250	—
Utilities	12,995	—	12,995	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	5,405,879	5,405,879	—	—
Equity Funds/Exchange Traded Funds	1,012,043	1,012,043	—	—
Preferred Stock
Consumer Staples	184,523	—	184,523	—
Financials	214,860	162,460	52,400	—
Health Care	15,448	—	15,448	—
Industrials	2,194	—	2,194	—
Common Stock
Energy	235,017	235,017	—	—
Financials	1,067	1,067	—	—
Health Care	1,350	1,350	—	—
Information Technology	657	657	—	—
Real Estate	13,232	13,232	—	—
Short-Term Investments	99,895	—	99,895	—

Subtotal Investments in Securities	$18,715,213	$6,831,705	$11,473,512	$409,996

Other Investments *	Total
Short-Term Investments	4,620,411

Subtotal Other Investments	$4,620,411

Total Investments at Value	$23,335,624

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	269	269	—	—

Total Liability Derivatives	$269	$269	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Multidimensional Income Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $99,895 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
5-Yr. U.S. Treasury Bond Futures	1	September 2017	$118,105	$117,836	($269)
Total Futures Contracts					($269)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$269
Total Interest Rate Contracts		269

Total Liability Derivatives		$269

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	681
Total Interest Rate Contracts		681

Total		$681

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(269)
Total Interest Rate Contracts		(269)

Total		($269)

The following table presents Multidimensional Income Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional) *	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$95,774	0.5%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value April 28, 2017 (inception date)	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned April 28, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$—	$23,817,045	$19,196,634	462,041	$4,620,411	$14,127
Total Value and Income Earned	$—				$4,620,411	$14,127

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.6%)	Value	% of Net Assets
Basic Materials (0.4%)
	Other Securities^	$3,430,053	0.4%

	Total	3,430,053

Capital Goods (0.3%)
	Other Securities^	2,233,058	0.3%

	Total	2,233,058

Communications Services (1.1%)
	Cengage Learning Acquisitions, Term Loan
$4,160,088	5.339%, 6/7/2023[a]	3,921,341	0.5%
	Other Securities^	5,136,346	0.6%

	Total	9,057,687

Consumer Cyclical (0.7%)
	Other Securities^	5,513,220	0.7%

	Total	5,513,220

Energy (0.1%)
	Other Securities^	1,109,325	0.1%

	Total	1,109,325

	Total Bank Loans (cost $21,242,979)	21,343,343

	Long-Term Fixed Income (88.7%)
Asset-Backed Securities (0.1%)
	Other Securities^	1,196,355	0.1%

	Total	1,196,355

Basic Materials (6.5%)
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[b,c]	4,319,797	0.5%
	Other Securities^	49,560,067	6.0%

	Total	53,879,864

Capital Goods (8.7%)
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[b]	4,582,813	0.6%
3,720,000	6.000%, 2/15/2025[b]	3,906,000	0.5%
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,632,763	0.8%
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[b]	4,352,312	0.5%
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[b]	4,269,300	0.5%
	Other Securities^	48,467,037	5.8%

	Total	72,210,225

Communications Services (14.8%)
	Altice Finco SA
540,000	8.125%, 1/15/2024[b,c]	587,250	0.1%
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[b]	5,871,250	0.7%
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[b]	5,369,925	0.7%
	Intelsat Jackson Holdings SA
7,425,000	5.500%, 8/1/2023[c]	6,144,188	0.7%
	Neptune Finco Corporation
5,630,000	10.875%, 10/15/2025[b]	6,777,113	0.8%
	SFR Group SA
$8,920,000	6.000% - 7.375%,
	5/15/2022 - 5/1/2026[b]	9,461,174	1.1%
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,437,800	0.7%
	Sprint Corporation
15,495,000	7.625%, 2/15/2025[c]	17,838,619	2.2%
	Unitymedia Hessen GmbH & Company KG
4,590,000	5.500%, 1/15/2023[b]	4,762,125	0.6%
	Virgin Media Secured Finance plc
2,220,000	5.250% - 5.500%,
	1/15/2026 - 8/15/2026[b]	2,317,623	0.3%
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,236,527	0.5%
	Other Securities^	54,093,212	6.4%

	Total	122,896,806

Consumer Cyclical (12.9%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[b]	3,930,875	0.5%
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[b]	4,098,600	0.5%
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,571,481	0.6%
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[b,c]	4,177,672	0.5%
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	4,085,100	0.5%
	Scientific Games International, Inc.
6,960,000	6.625% - 10.000%,
	5/15/2021 - 12/1/2022	7,341,913	1.0%
	ServiceMaster Company, LLC
4,210,000	5.125%, 11/15/2024[b]	4,357,350	0.5%
	Six Flags Entertainment Corporation
4,280,000	4.875%, 7/31/2024[b]	4,306,194	0.5%
	Other Securities^	69,656,144	8.3%

	Total	106,525,329

Consumer Non-Cyclical (10.7%)
	CHS/Community Health Systems, Inc.
4,890,000	6.250%, 3/31/2023	5,048,192	0.6%
2,120,000	6.875%, 2/1/2022[c]	1,852,350	0.2%
	Community Health Systems, Inc.
3,420,000	8.000%, 11/15/2019[c]	3,437,100	0.4%
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[b]	4,436,100	0.5%
	HCA, Inc.
4,810,000	5.875%, 3/15/2022	5,333,087	0.6%
3,705,000	5.375%, 2/1/2025	3,908,034	0.5%
4,680,000	4.750% - 6.500%,
	2/15/2020 - 5/1/2023	5,038,368	0.6%
	JBS USA, LLC
4,705,000	5.750%, 6/15/2025[b]	4,422,700	0.5%
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[b]	4,467,588	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (88.7%)	Value	% of Net Assets
Consumer Non-Cyclical (10.7%) - continued
	Valeant Pharmaceuticals International
$2,600,000	7.250%, 7/15/2022[b,c]	$2,444,000	0.3%
	Valeant Pharmaceuticals International, Inc.
7,910,000	5.500%, 3/1/2023[b]	6,713,533	0.8%
1,590,000	5.625%, 12/1/2021[b]	1,434,975	0.2%
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[b]	3,070,937	0.4%
	Other Securities^	36,661,402	4.6%

	Total	88,268,366

Energy (13.2%)
	Cheniere Corpus Christi Holdings, LLC
4,950,000	5.875% - 7.000%, 6/30/2024 - 3/31/2025	5,385,188	0.7%
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027[c]	4,393,575	0.5%
	MPLX, LP
4,740,000	4.875%, 12/1/2024	5,054,034	0.6%
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[b]	4,085,950	0.5%
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,812,225	0.6%
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022[c]	4,860,100	0.6%
	Sabine Pass Liquefaction, LLC
4,705,000	5.625% - 5.875%, 3/1/2025 - 6/30/2026	5,234,532	0.7%
	Tesoro Corporation
4,745,000	4.750%, 12/15/2023[b]	5,109,891	0.6%
	Tesoro Logistics, LP
4,530,000	5.500% - 6.250%, 10/15/2019 - 10/15/2022	4,795,125	0.6%
	Other Securities^	65,680,492	7.8%

	Total	109,411,112

Financials (8.9%)
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,798,425	0.6%
	ASP AMC Merger Sub, Inc.
5,200,000	8.000%, 5/15/2025[b]	4,927,000	0.6%
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,800,439	0.6%
	Icahn Enterprises, LP
3,860,000	6.000%, 8/1/2020	3,973,388	0.5%
3,710,000	6.250%, 2/1/2022	3,867,675	0.5%
	Park Aerospace Holdings, Ltd.
4,275,000	5.250%, 8/15/2022[b]	4,468,743	0.5%
	Quicken Loans, Inc.
5,855,000	5.750%, 5/1/2025[b]	6,045,288	0.7%
	VEREIT Operating Partnership, LP
3,955,000	4.875%, 6/1/2026	4,181,107	0.5%
	Other Securities^	36,405,751	4.4%

	Total	73,467,816

Foreign Government (0.4%)
	Other Securities^	3,288,120	0.4%

	Total	3,288,120

Technology (6.4%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[b]	6,948,800	0.8%
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[b]	5,097,313	0.6%
	Inception Merger Sub, Inc.
4,240,000	8.625%, 11/15/2024[b,c]	4,515,600	0.5%
	Micron Technology, Inc.
4,730,000	5.250%, 8/1/2023[b]	4,912,105	0.6%
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[b]	4,967,400	0.6%
	Other Securities^	26,676,509	3.3%

	Total	53,117,727

Transportation (2.7%)
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[b]	4,951,388	0.6%
	Other Securities^	17,240,086	2.1%

	Total	22,191,474

Utilities (3.4%)
	Calpine Corporation
5,340,000	5.375%, 1/15/2023[c]	5,206,500	0.6%
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,812,750	0.6%
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,100,000	0.3%
	Other Securities^	16,004,925	1.9%

	Total	28,124,175

	Total Long-Term Fixed Income (cost $718,012,485)	734,577,369

Shares	Preferred Stock (1.1%)
Consumer Non-Cyclical (0.2%)
	Other Securities^	1,275,357	0.2%

	Total	1,275,357

Financials (0.9%)
	Other Securities^	7,756,858	0.9%

	Total	7,756,858

	Total Preferred Stock (cost $8,451,088)	9,032,215

	Registered Investment Companies (0.5%)
Equity Funds/Exchange Traded Funds (0.5%)
	Other Securities^	3,735,268	0.5%

	Total	3,735,268

	Total Registered Investment Companies (cost $3,739,251)	3,735,268

	Common Stock (<0.1%)
Consumer Discretionary (<0.1%)
	Other Securities^	12	<0.1%

	Total	12

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (<0.1%)	Value	% of Net Assets
Industrials (<0.1%)
	Other Securities^	$157,695	<0.1%

	Total	157,695

	Total Common Stock (cost $6,530,225)	157,707

	Collateral Held for Securities Loaned (13.2%)
108,822,574	Thrivent Cash Management Trust	108,822,574	13.2%

	Total Collateral Held for Securities Loaned (cost $108,822,574)	108,822,574

Shares or Principal Amount	Short-Term Investments (5.6%)[d]
	Thrivent Core Short-Term Reserve Fund
4,142,083	1.240%	41,420,826	5.0%
	Other Securities^	5,222,735	0.6%

	Total Short-Term Investments (cost $46,643,265)	46,643,561

	Total Investments (cost $913,441,867) 111.7%	$924,312,037

	Other Assets and Liabilities, Net (11.7%)	(96,575,724)

	Total Net Assets 100.0%	$827,736,313

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $387,201,709 or 46.8% of total net assets.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

High Yield Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $12,109,673 or 1.5% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$104,752,242

Total lending	$104,752,242
Gross amount payable upon return of collateral for securities loaned	$108,822,574

Net amounts due to counterparty	$4,070,332

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,695,657
Gross unrealized depreciation	(21,858,595)

Net unrealized appreciation (depreciation)	$10,837,062

Cost for federal income tax purposes	$913,474,975

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,430,053	—	—	3,430,053
Capital Goods	2,233,058	—	2,233,058	—
Communications Services	9,057,687	—	9,057,687	—
Consumer Cyclical	5,513,220	—	5,513,220	—
Energy	1,109,325	—	1,109,325	—
Long-Term Fixed Income
Asset-Backed Securities	1,196,355	—	1,196,355	—
Basic Materials	53,879,864	—	53,879,864	—
Capital Goods	72,210,225	—	72,210,225	—
Communications Services	122,896,806	—	122,896,806	—
Consumer Cyclical	106,525,329	—	106,525,329	—
Consumer Non-Cyclical	88,268,366	—	88,268,366	—
Energy	109,411,112	—	109,411,112	—
Financials	73,467,816	—	73,467,816	—
Foreign Government	3,288,120	—	3,288,120	—
Technology	53,117,727	—	53,117,727	—
Transportation	22,191,474	—	22,191,474	—
Utilities	28,124,175	—	28,124,175	—
Preferred Stock
Consumer Non-Cyclical	1,275,357	—	1,275,357	—
Financials	7,756,858	5,030,087	2,726,771	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,735,268	3,735,268	—	—
Common Stock
Consumer Discretionary	12	—	—	12
Industrials	157,695	—	157,695	—
Short-Term Investments	5,222,735	—	5,222,735	—

Subtotal Investments in Securities	$774,068,637	$8,765,355	$761,873,217	$3,430,065

Other Investments *	Total
Short-Term Investments	41,420,826
Collateral Held for Securities Loaned	108,822,574

Subtotal Other Investments	$150,243,400

Total Investments at Value	$924,312,037

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017

Cash Management Trust- Collateral Investment	$74,873,939	$198,791,314	$164,842,679	108,822,574	$108,822,574	$293,188
Core Short-Term Reserve Fund	11,679,914	132,105,050	102,364,138	4,142,083	41,420,826	164,447
Total Value and Income Earned	$86,553,853				$150,243,400	$457,635

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$2,016,612	0.1%

	Total	2,016,612

Capital Goods (0.3%)
	Other Securities^	4,268,978	0.3%

	Total	4,268,978

Communications Services (0.9%)
	Other Securities^	12,640,057	0.9%

	Total	12,640,057

Consumer Cyclical (0.3%)
	Other Securities^	4,656,191	0.3%

	Total	4,656,191

Consumer Non-Cyclical (0.4%)
	Other Securities^	6,559,190	0.4%

	Total	6,559,190

Energy (0.1%)
	Other Securities^	791,527	0.1%

	Total	791,527

Financials (<0.1%)
	Other Securities^	632,045	<0.1%

	Total	632,045

Technology (0.3%)
	Other Securities^	3,880,070	0.3%

	Total	3,880,070

Transportation (0.1%)
	Other Securities^	1,123,053	0.1%

	Total	1,123,053

	Total Bank Loans (cost $36,465,572)	36,567,723

	Long-Term Fixed Income (91.1%)
Asset-Backed Securities (2.1%)
	Other Securities^	31,068,667	2.1%

	Total	31,068,667

Basic Materials (3.1%)
	Other Securities^	45,881,612	3.1%

	Total	45,881,612

Capital Goods (2.4%)
	Other Securities^	35,575,343	2.4%

	Total	35,575,343

Collateralized Mortgage Obligations (0.5%)
	Other Securities^	8,109,299	0.5%

	Total	8,109,299

Communications Services (8.8%)
	AT&T, Inc.
$5,120,000	4.250%, 3/1/2027	5,293,491	0.4%
20,870,000	3.400% - 5.450%,
	3/15/2022 - 3/1/2047	21,179,562	1.4%
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022	4,655,571	0.3%
	Crown Castle International Corporation
4,160,000	5.250%, 1/15/2023	4,620,529	0.3%
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,522,300	0.3%
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,554,376	0.3%
	Verizon Communications, Inc.
5,457,000	4.522%, 9/15/2048	5,173,896	0.3%
11,842,000	2.946% - 5.250%,
	3/15/2022 - 8/21/2046	12,038,620	0.8%
	Other Securities^	68,418,522	4.7%

	Total	130,456,867

Consumer Cyclical (4.5%)
	Other Securities^	66,770,060	4.5%

	Total	66,770,060

Consumer Non-Cyclical (9.6%)
	Abbott Laboratories
5,120,000	3.750%, 11/30/2026	5,227,090	0.4%
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,407,778	0.3%
	Anheuser-Busch InBev Finance, Inc.
4,470,000	3.650%, 2/1/2026	4,605,745	0.3%
8,980,000	3.300% - 4.900%,
	2/1/2023 - 2/1/2046	9,809,076	0.7%
	Anheuser-Busch InBev Worldwide, Inc.
4,320,000	3.750%, 1/15/2022	4,555,440	0.3%
	Express Scripts Holding Company
3,810,000	4.500%, 2/25/2026	4,038,246	0.3%
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,544,954	0.3%
	Teva Pharmaceutical Finance Netherlands III BV
4,480,000	3.150%, 10/1/2026[a]	4,255,006	0.3%
	Other Securities^	100,359,965	6.7%

	Total	141,803,300

Energy (10.5%)
	Anadarko Petroleum Corporation
3,830,000	5.550%, 3/15/2026[a]	4,280,431	0.3%
	El Paso Pipeline Partners
	Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,134,569	0.3%
4,450,000	4.300%, 5/1/2024	4,599,689	0.3%
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027[a]	4,462,246	0.3%
	Other Securities^	137,996,838	9.3%

	Total	155,473,773

Financials (27.0%)
	Bank of America Corporation
3,830,000	4.125%, 1/22/2024	4,041,941	0.3%
30,330,000	2.357% - 7.625%,
	3/22/2018 - 4/21/2045[b,c]	32,189,317	2.3%
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,550,791	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value	% of Net Assets
Financials (27.0%) - continued
$18,585,000	2.289% - 5.500%,
	12/8/2021 - 4/24/2048[c]	$19,260,388	1.3%
	CoreStates Capital III
2,440,000	1.752%, 2/15/2027[c,d]	2,281,400	0.2%
	Credit Suisse Group Funding, Ltd.
4,400,000	3.750%, 3/26/2025	4,445,945	0.3%
	Goldman Sachs Group, Inc.
4,450,000	3.850%, 7/8/2024	4,619,082	0.3%
3,760,000	5.150%, 5/22/2045	4,183,237	0.3%
20,455,000	2.350% - 5.375%,
	3/15/2020
	- 11/16/2026[a,b]	21,223,357	1.4%
	J.P. Morgan Chase & Company
14,650,000	2.295% - 6.750%,
	8/15/2021
	- 10/15/2040[b,c]	15,649,155	1.1%
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,371,544	0.3%
	Morgan Stanley
24,685,000	2.500% - 5.500%,
	1/26/2020 - 1/27/2045[c]	25,701,340	1.7%
	Wells Fargo & Company
5,110,000	3.000%, 10/23/2026	4,976,430	0.3%
5,720,000	3.000% - 5.875%,
	6/15/2025 - 4/22/2026[b]	5,982,713	0.4%
	Other Securities^	247,267,881	16.5%

	Total	400,744,521

Foreign Government (0.7%)
	Other Securities^	11,101,685	0.7%

	Total	11,101,685

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 7/1/2031[e]	4,283,984	0.3%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,302,500	4.000%, 7/1/2047[e]	9,781,796	0.7%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,200,000	3.000%, 7/1/2047[e]	12,180,938	0.8%
25,150,000	3.500%, 7/1/2047[e]	25,823,162	1.7%
14,077,500	4.000%, 7/1/2047[e]	14,795,672	1.0%
2,025,000	4.500%, 7/1/2047[e]	2,171,653	0.1%

	Total	69,037,205

Technology (3.9%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,530,122	0.3%
	Diamond 1 Finance Corporation
3,840,000	6.020%, 6/15/2026[d]	4,230,179	0.3%
	Other Securities^	48,976,935	3.3%

	Total	57,737,236

Transportation (1.6%)
	Other Securities^	24,166,550	1.6%

	Total	24,166,550

U.S. Government and Agencies (5.6%)
	U.S. Treasury Bonds
$7,040,000	2.375%, 5/15/2027	$7,085,373	0.5%
4,500,000	4.375%, 5/15/2041	5,775,115	0.4%
5,307,000	3.125%, 2/15/2042	5,626,455	0.4%
7,550,000	2.500%, 2/15/2045	7,057,189	0.5%
7,940,000	3.000%, 11/15/2045	8,191,539	0.5%
7,050,000	3.000%, 2/15/2047	7,285,181	0.5%
7,040,000	3.000%, 5/15/2047	7,278,149	0.5%
7,340,000	1.500% - 2.875%,
	8/15/2026 - 11/15/2046	7,142,166	0.4%
	U.S. Treasury Notes
7,000,000	1.875%, 10/31/2022	6,974,296	0.5%
7,130,000	2.125%, 12/31/2022	7,186,263	0.5%
4,490,000	2.125%, 3/31/2024	4,492,106	0.3%
5,960,000	1.375% - 2.875%,
	3/31/2018 - 8/31/2022	5,942,898	0.4%
	U.S. Treasury Notes, TIPS
2,611,251	0.125%, 7/15/2026	2,518,116	0.2%

	Total	82,554,846

U.S. Municipals (0.2%)
	Other Securities^	2,929,210	0.2%

	Total	2,929,210

Utilities (6.0%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,467,774	0.3%
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,327,071	0.4%
	MidAmerican Energy Holdings
	Company
4,450,000	3.750%, 11/15/2023	4,680,301	0.3%
	Other Securities^	74,371,142	5.0%

	Total	88,846,288

	Total Long-Term Fixed Income (cost $1,317,480,898)	1,352,256,462

Shares	Preferred Stock (1.4%)
Consumer Non-Cyclical (0.2%)
	Other Securities^	2,252,866	0.2%

	Total	2,252,866

Financials (1.2%)
31,925	Countrywide Capital V, 7.000%	819,195	<0.1%
95,940	Goldman Sachs Group, Inc.,
	5.500%[b]	2,700,711	0.2%
88,200	Morgan Stanley, 7.125%[b]	2,614,248	0.2%
101,500	Wells Fargo & Company,
	5.850%[b]	2,807,490	0.2%
	Other Securities^	9,383,872	0.6%

	Total	18,325,516

	Total Preferred Stock (cost $19,317,283)	20,578,382

	Common Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	329,547	<0.1%

	Total	329,547

	Total Common Stock (cost $314,820)	329,547

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Collateral Held for Securities Loaned (2.6%)	Value	% of Net Assets
38,048,799	Thrivent Cash Management Trust	$38,048,799	2.6%

	Total Collateral Held for Securities Loaned (cost $38,048,799)	38,048,799

Shares or Principal Amount	Short-Term Investments (9.1%)[f]
	Federal Home Loan Bank Discount Notes
5,400,000	0.825%, 7/11/2017	5,398,801	0.4%
6,550,000	0.908%, 7/19/2017[g]	6,547,092	0.4%
4,240,000	1.014%, 8/2/2017	4,236,396	0.3%
6,800,000	1.013%, 8/4/2017	6,793,832	0.5%
4,100,000	1.023%, 8/10/2017	4,095,584	0.3%
4,490,000	1.001%, 8/11/2017	4,485,039	0.3%
	Federal Home Loan Bank Discount Notes
24,205,000	0.825% - 1.035%,
	7/5/2017 - 9/8/2017	24,183,579	1.5%
	Thrivent Core Short-Term Reserve Fund
7,820,953	1.240%	78,209,532	5.3%
	Other Securities^	1,000,168	0.1%

	Total Short-Term Investments (cost $134,948,142)	134,950,023

	Total Investments (cost $1,546,575,514) 106.7%	$1,582,730,936

	Other Assets and Liabilities, Net (6.7%)	(99,280,040)

	Total Net Assets 100.0%	$1,483,450,896

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	All or a portion of the security is on loan.
b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $170,812,392 or 11.5% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Income Portfolio held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $29,331,004 or 2.0% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$36,786,562

Total lending	$36,786,562
Gross amount payable upon return of collateral for securities loaned	$38,048,799

Net amounts due to counterparty	$1,262,237

Definitions

TIPS - Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$45,625,905
Gross unrealized depreciation	(9,347,919)

Net unrealized appreciation (depreciation)	$36,277,986
Cost for federal income tax purposes	$1,546,452,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,016,612	—	1,798,908	217,704
Capital Goods	4,268,978	—	2,988,196	1,280,782
Communications Services	12,640,057	—	12,640,057	—
Consumer Cyclical	4,656,191	—	4,656,191	—
Consumer Non-Cyclical	6,559,190	—	5,679,057	880,133
Energy	791,527	—	791,527	—
Financials	632,045	—	632,045	—
Technology	3,880,070	—	3,880,070	—
Transportation	1,123,053	—	1,123,053	—
Long-Term Fixed Income
Asset-Backed Securities	31,068,667	—	31,068,667	—
Basic Materials	45,881,612	—	45,881,612	—
Capital Goods	35,575,343	—	35,575,343	—
Collateralized Mortgage Obligations	8,109,299	—	8,109,299	—
Communications Services	130,456,867	—	130,456,867	—
Consumer Cyclical	66,770,060	—	66,770,060	—
Consumer Non-Cyclical	141,803,300	—	141,803,300	—
Energy	155,473,773	—	155,473,773	—
Financials	400,744,521	—	400,744,521	—
Foreign Government	11,101,685	—	11,101,685	—
Mortgage-Backed Securities	69,037,205	—	69,037,205	—
Technology	57,737,236	—	57,737,236	—
Transportation	24,166,550	—	24,166,550	—
U.S. Government and Agencies	82,554,846	—	82,554,846	—
U.S. Municipals	2,929,210	—	2,929,210	—
Utilities	88,846,288	—	88,846,288	—
Preferred Stock
Consumer Non-Cyclical	2,252,866	—	2,252,866	—
Financials	18,325,516	3,472,325	14,853,191	—
Common Stock
Energy	329,547	329,547	—	—
Short-Term Investments	56,740,491	—	56,740,491	—

Subtotal Investments in Securities	$1,466,472,605	$3,801,872	$1,460,292,114	$2,378,619

Other Investments*	Total
Short-Term Investments	78,209,532
Collateral Held for Securities Loaned	38,048,799

Subtotal Other Investments	$116,258,331

Total Investments at Value	$1,582,730,936

*       Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	726,100	726,100	—	—

Total Asset Derivatives	$726,100	$726,100	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Income Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $900,090 were pledged as the initial margin deposit for these contracts.

	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

Futures Contracts
5-Yr. U.S. Treasury Bond Futures	(437)	September 2017	($51,622,683)	($51,494,305)	$128,378
10-Yr. U.S. Treasury Bond Futures	(902)	September 2017	(113,247,444)	(113,229,188)	18,256
20-Yr. U.S. Treasury Bond Futures	506	September 2017	77,186,409	77,765,875	579,466
Total Futures Contracts					$726,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$726,100
Total Interest Rate Contracts		726,100

Total Asset Derivatives		$726,100

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(47,709)
Total Interest Rate Contracts		(47,709)

Total		($47,709)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	454,821
Total Interest Rate Contracts		454,821

Total		$454,821

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate
Contracts	$244,001,141	16.8%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$7,919,140	$137,885,047	$107,755,388	38,048,799	$38,048,799	$65,045
Core Short-Term Reserve Fund	75,275,609	91,458,609	88,524,686	7,820,953	78,209,532	402,113
Total Value and Income Earned	$83,194,749				$116,258,331	$467,158

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.2%)	Value
Asset-Backed Securities (0.8%)
	Conseco Financial Corporation
	6.330%, 11/1/2029, Ser.
$729	1998-1, Class A6	$730
	Credit Based Asset Servicing and Securitization, LLC
	3.390%, 12/25/2036, Ser.
317,099	2006-CB2, Class AF2[a]	252,464
	First Horizon ABS Trust
	1.376%, 10/25/2034, Ser.
113,379	2006-HE1, Class Ab,c	111,145
	GMAC Mortgage Corporation Loan Trust
	1.716%, 8/25/2035, Ser.
228,019	2005-HE1, Class A2[b,c]	220,325
	1.204%, 12/25/2036, Ser.
436,132	2006-HE4, Class A1[b,c]	425,857
	IndyMac Seconds Asset-Backed Trust
	1.556%, 10/25/2036, Ser.
285,825	2006-2B, Class Ab,c	181,544
	Wachovia Asset Securitization, Inc.
	1.356%, 7/25/2037, Ser.
551,425	2007-HE1, Class A*,b,c	473,152

	Total	1,665,217

Basic Materials (0.1%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,259
	Glencore Funding, LLC
175,000	2.218%, 4/16/2018[c,d]	175,385

	Total	211,644

Capital Goods (0.5%)
	L3 Technologies, Inc.
250,000	3.850%, 12/15/2026	257,740
	Lockheed Martin Corporation
290,000	2.500%, 11/23/2020	293,956
	Roper Technologies, Inc.
123,000	6.250%, 9/1/2019	133,510
100,000	2.800%, 12/15/2021	100,841
	Textron, Inc.
250,000	3.875%, 3/1/2025	256,829

	Total	1,042,876

Commercial Mortgage-Backed Securities (1.7%)
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
435,000	2013-CR13, Class A2	442,096
	Federal National Mortgage Association - ACES
	2.961%, 2/25/2027, Ser.
1,250,000	2017-M7, Class A2	1,254,039
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
736,116	2012-C1, Class A3	766,192
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
826,000	2012-C9, Class A3	836,869

	Total	3,299,196

Communications Services (1.3%)
	American Tower Corporation
100,000	2.800%, 6/1/2020	101,352
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,546
	AT&T, Inc.
400,000	2.800%, 2/17/2021	404,209
250,000	5.250%, 3/1/2037	266,632
	British Sky Broadcasting Group plc
$200,000	3.125%, 11/26/2022[d]	$203,440
	Charter Communications Operating, LLC
211,000	3.579%, 7/23/2020	218,026
211,000	4.464%, 7/23/2022	224,788
	Crown Castle International Corporation
250,000	4.000%, 3/1/2027	257,347
	Time Warner, Inc.
250,000	3.800%, 2/15/2027	251,716
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	253,286
250,000	4.125%, 8/15/2046	222,815

	Total	2,628,157

Consumer Cyclical (2.4%)
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[d]	199,218
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	552,868
	California Institute of Technology
325,000	4.700%, 11/1/2111	330,185
	CVS Health Corporation
150,000	2.250%, 8/12/2019	150,912
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	40,577
	Dartmouth College
250,000	3.760%, 6/1/2043	261,831
	Ford Motor Credit Company, LLC
250,000	3.810%, 1/9/2024	253,070
	General Motors Financial Company, Inc.
250,000	4.350%, 1/17/2027	253,103
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	323,315
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023[e]	196,508
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	545,397
	Newell Rubbermaid, Inc.
100,000	3.150%, 4/1/2021	102,367
	NIKE, Inc.
250,000	2.375%, 11/1/2026	237,190
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	520,995
	Starbucks Corporation
200,000	3.850%, 10/1/2023	215,328
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	477,831
	Yale University
200,000	2.086%, 4/15/2019	201,443

	Total	4,862,138

Consumer Non-Cyclical (3.5%)
	Abbott Laboratories
250,000	3.400%, 11/30/2023	255,884
250,000	4.750%, 11/30/2036	272,421
	Actavis Funding SCS
350,000	2.483%, 3/12/2020[c]	357,795
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	256,075

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.2%)	Value
Consumer Non-Cyclical (3.5%) - continued
	Anheuser-Busch InBev Finance, Inc.
$250,000	3.300%, 2/1/2023	$257,401
250,000	3.650%, 2/1/2026	257,592
250,000	4.700%, 2/1/2036	276,188
	BAT International Finance plc
350,000	1.756%, 6/15/2018[c,d]	350,949
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	252,002
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	326,487
	Bunge Limited Finance Corporation
225,000	3.500%, 11/24/2020	230,652
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	341,689
	Celgene Corporation
195,000	3.550%, 8/15/2022	202,974
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	211,941
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	250,479
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	199,070
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	202,866
200,000	3.250%, 9/1/2022	206,789
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	260,255
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	257,082
	McKesson Corporation
275,000	2.700%, 12/15/2022	273,577
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	205,136
	Mylan NV
195,000	3.150%, 6/15/2021	198,364
	Novartis Capital Corporation
250,000	3.100%, 5/17/2027	253,039
	Reynolds American, Inc.
81,000	3.250%, 6/12/2020	83,386
	Shire Acquisitions Investments Ireland Designated Activity Company
250,000	1.900%, 9/23/2019	248,850
	Teva Pharmaceutical Finance Netherlands III BV
250,000	2.800%, 7/21/2023	243,128
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	302,061

	Total	7,034,132

Energy (2.0%)
	Anadarko Petroleum Corporation
100,000	4.850%, 3/15/2021	106,725
	Boardwalk Pipelines, LP
250,000	4.450%, 7/15/2027	255,983
	BP Capital Markets plc
250,000	1.676%, 5/3/2019	249,168
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	307,216
	Enbridge, Inc.
250,000	5.500%, 12/1/2046	282,130
	Encana Corporation
215,000	3.900%, 11/15/2021	219,126
	Energy Transfer Partners, LP
250,000	4.150%, 10/1/2020	259,631
250,000	4.200%, 4/15/2027[e]	249,009
	EOG Resources, Inc.
200,000	2.625%, 3/15/2023	197,376
	Exxon Mobil Corporation
250,000	1.708%, 3/1/2019	250,712
	Marathon Petroleum Corporation
250,000	3.400%, 12/15/2020	257,141
	MPLX, LP
250,000	5.200%, 3/1/2047	256,395
	Petro-Canada
150,000	6.800%, 5/15/2038	195,700
	Petroleos Mexicanos
240,000	2.378%, 4/15/2025	240,176
	Schlumberger Holdings Corporation
250,000	3.000%, 12/21/2020[d]	254,527
	Sunoco Logistics Partners Operations, LP
300,000	4.400%, 4/1/2021	315,193
	Transcontinental Gas Pipe Line Company, LLC
125,000	7.850%, 2/1/2026	160,833

	Total	4,057,041

Financials (7.7%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	301,820
	Aflac, Inc.
250,000	2.400%, 3/16/2020	252,624
	Allstate Corporation
500,000	4.200%, 12/15/2046	522,582
	American International Group, Inc.
200,000	3.300%, 3/1/2021	205,749
	AXA SA
27,000	8.600%, 12/15/2030	38,070
	Bank of America Corporation
250,000	3.824%, 1/20/2028	254,368
	Bank of Montreal
250,000	1.500%, 7/18/2019	247,662
250,000	2.500%, 1/11/2022[d]	251,552
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	207,073
	Barclays plc
250,000	3.200%, 8/10/2021	253,593
	Boston Properties, LP
300,000	3.125%, 9/1/2023	303,673
	CBOE Holdings, Inc.
250,000	3.650%, 1/12/2027	252,177
	Chubb Corporation
350,000	6.500%, 5/15/2038	485,844
	Citigroup, Inc.
250,000	2.900%, 12/8/2021	252,508
250,000	3.887%, 1/10/2028	254,093
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	278,981
	Cooperatieve Rabobank UA
250,000	2.750%, 1/10/2022	253,775
	Credit Suisse Group AG
250,000	4.282%, 1/9/2028[d]	258,447
	Discover Bank
288,000	8.700%, 11/18/2019	325,432
	Duke Realty, LP
250,000	3.875%, 10/15/2022	260,006
	European Investment Bank
500,000	1.250%, 5/15/2018	499,513

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.2%)	Value

Financials (7.7%) - continued
	Fifth Third Bancorp
$200,000	2.875%, 10/1/2021	$203,775
	Goldman Sachs Group, Inc.
250,000	4.000%, 3/3/2024	261,725
133,000	5.950%, 1/15/2027	155,255
250,000	6.125%, 2/15/2033	312,844
	HCP, Inc.
250,000	4.000%, 12/1/2022	261,460
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	156,399
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	401,176
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	203,927
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	403,364
	J.P. Morgan Chase & Company
250,000	2.250%, 1/23/2020	250,759
250,000	2.700%, 5/18/2023	247,225
500,000	3.782%, 2/1/2028	511,363
	Liberty Mutual Group, Inc.
200,000	4.250%, 6/15/2023[d]	212,749
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	274,206
	Marsh & McLennan Companies, Inc.
250,000	4.350%, 1/30/2047	267,573
	MetLife, Inc.
200,000	4.368%, 9/15/2023	218,923
	Morgan Stanley
250,000	5.000%, 11/24/2025	271,889
250,000	3.625%, 1/20/2027	251,596
	New York Life Global Funding
350,000	1.550%, 11/2/2018[d]	349,404
	North American Development Bank
400,000	2.300%, 10/10/2018	402,530
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	327,421
	Preferred Term Securities XXIII, Ltd.
477,776	1.446%, 12/22/2036*,[c]	386,244
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	201,202
	Regions Financial Corporation
200,000	3.200%, 2/8/2021	204,465
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	241,606
	Santander UK plc
175,000	3.125%, 1/8/2021	177,656
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	252,243
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	201,679
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	265,378
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,046
	Synchrony Financial
215,000	4.250%, 8/15/2024	219,620
	UBS AG
250,000	1.996%, 3/26/2018[c]	251,128
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	172,242
	Wells Fargo & Company
250,000	2.100%, 7/26/2021	246,663
250,000	3.069%, 1/24/2023	253,322
150,000	3.450%, 2/13/2023	153,558
250,000	3.000%, 10/23/2026	243,465

	Total	15,500,622

Foreign Government (2.3%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	368,865
	Export Development Canada
150,000	0.750%, 12/15/2017	149,655
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	199,646
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	511,631
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	522,363
400,000	4.375%, 1/24/2044	481,752
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	492,745
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	299,703
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	253,000
	Poland Government International Bond
250,000	4.000%, 1/22/2024	267,376
	Province of New Brunswick
125,000	2.750%, 6/15/2018	126,431
	Province of Quebec
400,000	7.500%, 7/15/2023	503,765
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	499,300

	Total	4,676,232

Mortgage-Backed Securities (28.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,791	5.500%, 12/1/2017	2,803
2,087,500	3.000%, 7/1/2031[f]	2,143,276
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,624	8.500%, 11/1/2025	1,630
284	8.000%, 1/1/2026	307
6,062,500	4.000%, 7/1/2047[f]	6,374,861
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
587	10.500%, 8/1/2020	595
784	8.000%, 12/1/2024	852
123	8.500%, 12/1/2025	123
1,057	8.000%, 9/1/2026	1,080
1,365	8.000%, 4/1/2030	1,628
5,200,000	3.000%, 7/1/2047[f]	5,191,875
18,395,000	3.500%, 7/1/2047[f]	18,887,359
14,137,500	4.000%, 7/1/2047[f]	14,858,733
8,400,000	4.500%, 7/1/2047[f]	9,008,337
	Government National Mortgage Association 30-Yr. Pass Through
2,251	7.500%, 3/15/2023	2,258
1,531	9.000%, 9/15/2024	1,703
1,767	8.000%, 6/15/2025	1,809
315	8.000%, 9/15/2026	315

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.2%)	Value
Mortgage-Backed Securities (28.1%) - continued
$6,043	7.500%, 10/15/2027	$6,158
7,213	7.500%, 11/15/2028	7,235
665	8.000%, 10/15/2030	665
2,713	7.500%, 1/15/2031	3,039

	Total	56,496,641

Technology (1.7%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	201,846
	Apple, Inc.
400,000	2.400%, 5/3/2023	397,856
250,000	4.250%, 2/9/2047	265,553
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	151,912
	Broadcom Corporation
250,000	3.875%, 1/15/2027[d]	256,752
	Diamond 1 Finance Corporation
150,000	3.480%, 6/1/2019[d]	153,512
	Intel Corporation
250,000	1.700%, 5/19/2021	246,733
140,000	3.100%, 7/29/2022	145,023
	International Business Machines Corporation
250,000	3.300%, 1/27/2027	253,860
	Microsoft Corporation
250,000	3.450%, 8/8/2036	250,457
250,000	4.100%, 2/6/2037	269,600
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	251,073
	Oracle Corporation
250,000	2.500%, 5/15/2022	252,344
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	199,170

	Total	3,295,691

Transportation (0.9%)
	American Airlines Pass Through Trust
148,992	5.600%, 7/15/2020[d]	155,511
	Continental Airlines, Inc.
281,094	4.150%, 4/11/2024	295,148
	Delta Air Lines, Inc.
122,279	4.950%, 5/23/2019	127,018
	ERAC USA Finance, LLC
250,000	2.600%, 12/1/2021[d]	248,987
	FedEx Corporation
250,000	3.300%, 3/15/2027	250,573
	J.B. Hunt Transport Services, Inc.
220,000	3.300%, 8/15/2022	224,250
	TTX Company
250,000	2.250%, 2/1/2019[d]	250,145
300,000	4.125%, 10/1/2023*	318,542

	Total	1,870,174

U.S. Government and Agencies (40.9%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	389,539
	Federal Home Loan Bank
650,000	1.375%, 11/15/2019	648,032
	Federal Home Loan Mortgage Corporation
350,000	6.750%, 3/15/2031	506,449
	Federal National Mortgage Association
1,500,000	1.250%, 8/17/2021	1,466,219
1,000,000	2.000%, 1/5/2022	1,003,254
1,000,000	1.875%, 4/5/2022	996,785
800,000	1.875%, 9/24/2026	758,661
$500,000	5.960%, 9/11/2028	647,333
100,000	6.250%, 5/15/2029	135,712
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	228,777
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	459,915
	U.S. Treasury Bonds
250,000	1.500%, 8/15/2026	233,887
300,000	5.500%, 8/15/2028	392,367
2,500,000	5.250%, 11/15/2028	3,219,432
4,425,000	3.000%, 5/15/2042	4,588,172
5,200,000	3.625%, 2/15/2044	5,999,500
2,750,000	2.500%, 5/15/2046	2,562,978
	U.S. Treasury Notes
7,625,000	1.000%, 11/30/2018	7,588,065
3,500,000	1.250%, 12/15/2018	3,494,806
4,500,000	1.000%, 3/15/2019	4,472,051
6,250,000	0.875%, 9/15/2019	6,176,513
150,000	1.500%, 10/31/2019	150,187
4,250,000	1.375%, 12/15/2019	4,240,871
3,000,000	1.375%, 2/15/2020	2,990,391
3,000,000	1.250%, 3/31/2021	2,950,077
1,000,000	2.250%, 7/31/2021	1,018,984
4,095,000	1.125%, 8/31/2021	3,986,867
1,000,000	2.125%, 9/30/2021	1,013,555
1,400,000	2.125%, 6/30/2022	1,415,039
2,825,000	1.625%, 8/15/2022	2,786,597
500,000	1.375%, 6/30/2023	481,309
2,350,000	1.375%, 9/30/2023	2,255,267
1,000,000	1.625%, 10/31/2023	973,789
2,500,000	2.000%, 5/31/2024	2,479,200
7,650,000	2.250%, 11/15/2024	7,690,637
180,000	1.625%, 2/15/2026	171,049
1,500,000	2.250%, 2/15/2027	1,493,321

	Total	82,065,587

Utilities (2.3%)
	Ameren Corporation
225,000	2.700%, 11/15/2020	227,663
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	201,727
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	444,748
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	348,208
	DTE Energy Company
100,000	2.400%, 12/1/2019	100,457
	Duke Energy Florida, LLC
250,000	3.200%, 1/15/2027	253,226
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	203,549
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	252,146
	MidAmerican Energy Company
250,000	3.950%, 8/1/2047	258,671
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	29,714
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	363,785
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	323,059
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	335,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.2%)	Value
Utilities (2.3%) - continued
	Public Service Company of Colorado
$350,000	3.600%, 9/15/2042	$340,977
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	359,522
	Southern California Edison Company
155,000	2.400%, 2/1/2022	155,487
	Southern California Gas Company
325,000	3.750%, 9/15/2042	328,016

	Total	4,526,755

	Total Long-Term Fixed Income (cost $191,822,962)	193,232,103

Shares	Registered Investment Companies (3.9%)
Fixed Income Funds/Exchange Traded Funds (3.9%)
63,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700,589

	Total	7,700,589

	Total Registered Investment Companies (cost $7,522,078)	7,700,589

	Collateral Held for Securities Loaned (0.2%)
464,000	Thrivent Cash Management Trust	464,000

	Total Collateral Held for Securities Loaned (cost $464,000)	464,000

Shares or Principal Amount	Short-Term Investments (27.9%)[g]
	Federal Home Loan Bank Discount Notes
3,100,000	0.985%, 7/5/2017	3,099,826
100,000	0.825%, 7/10/2017	99,981
1,100,000	0.825%, 7/11/2017	1,099,756
6,550,000	0.855%, 7/12/2017	6,548,362
300,000	0.880%, 7/14/2017	299,908
3,500,000	0.955%, 7/19/2017	3,498,446
400,000	0.910%, 7/21/2017	399,800
7,990,000	0.970%, 8/2/2017	7,983,209
6,500,000	1.021%, 8/9/2017	6,493,188
3,750,000	1.027%, 8/10/2017	3,745,961
4,515,000	0.984%, 8/11/2017	4,510,011
4,050,000	1.030%, 8/16/2017	4,044,950
800,000	1.000%, 8/25/2017	798,798
1,600,000	1.020%, 8/28/2017	1,597,461
	Thrivent Core Short-Term Reserve Fund
1,187,449	1.240%	11,874,488

	Total Short-Term Investments (cost $56,092,595)	56,094,145

	Total Investments (cost $255,901,635) 128.2%	$257,490,837

	Other Assets and Liabilities, Net (28.2%)	(56,582,223)

	Total Net Assets 100.0%	$200,908,614

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
b	All or a portion of the security is insured or guaranteed. Denotes
c	variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $7,087,192 or 3.5% of total net assets.
e	All or a portion of the security is on loan. f Denotes investments purchased on a when-issued or delayed delivery basis. g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Bond Index Portfolio as of June 30, 2017 was $1,402,484 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	477,776
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	551,425

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Bond Index Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$445,517

Total lending	$445,517
Gross amount payable upon return of collateral for securities loaned	$464,000

Net amounts due to counterparty	$18,483

Definitions

ACES - Alternative Credit Enhancement Securities

ETF - Exchange Traded Fund

Ser. - Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,303,427
Gross unrealized depreciation	(1,862,712)

Net unrealized appreciation (depreciation)	$1,440,715
Cost for federal income tax purposes	$256,050,122

The accompanying Notes to Financial Statements are an integral part of this schedule.

BOND INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,665,217	—	1,665,217	—
Basic Materials	211,644	—	211,644	—
Capital Goods	1,042,876	—	1,042,876	—
Commercial Mortgage-Backed Securities	3,299,196	—	3,299,196	—
Communications Services	2,628,157	—	2,628,157	—
Consumer Cyclical	4,862,138	—	4,862,138	—
Consumer Non-Cyclical	7,034,132	—	7,034,132	—
Energy	4,057,041	—	4,057,041	—
Financials	15,500,622	—	15,500,622	—
Foreign Government	4,676,232	—	4,676,232	—
Mortgage-Backed Securities	56,496,641	—	56,496,641	—
Technology	3,295,691	—	3,295,691	—
Transportation	1,870,174	—	1,870,174	—
U.S. Government and Agencies	82,065,587	—	82,065,587	—
Utilities	4,526,755	—	4,526,755	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	7,700,589	7,700,589	—	—
Short-Term Investments	44,219,657	—	44,219,657	—

Subtotal Investments in Securities	$245,152,349	$7,700,589	$237,451,760	$—

Other Investments *	Total
Short-Term Investments	11,874,488
Collateral Held for Securities Loaned	464,000

Subtotal Other Investments	$12,338,488

Total Investments at Value	$257,490,837

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$11,000,368	$4,275,917	$14,812,285	464,000	$464,000	$4,344
Core Short-Term Reserve Fund	12,394,352	26,859,420	27,379,284	1,187,449	11,874,488	69,083
Total Value and Income Earned	$23,394,720				$12,338,488	$73,427

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.2%)	Value	% of Net Assets
Basic Materials (<0.1%)
	Other Securities^	$84,611	<0.1%

	Total	84,611

Capital Goods (0.1%)
	Other Securities^	1,299,926	0.1%

	Total	1,299,926

Communications Services (0.5%)
	Other Securities^	4,498,783	0.5%

	Total	4,498,783

Consumer Cyclical (0.3%)
	Other Securities^	2,463,598	0.3%

	Total	2,463,598

Consumer Non-Cyclical (0.1%)
	Other Securities^	763,380	0.1%

	Total	763,380

Energy (0.1%)
	Other Securities^	667,673	0.1%

	Total	667,673

Technology (0.1%)
	Other Securities^	981,048	0.1%

	Total	981,048

Utilities (<0.1%)
	Other Securities^	250,414	<0.1%

	Total	250,414

	Total Bank Loans (cost $11,686,491)	11,009,433

	Long-Term Fixed Income (96.4%)
Asset-Backed Securities (26.7%)
	Americredit Automobile Receivables Trust
$4,090,995	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	4,086,567	0.5%
	Apidos CLO XVIII
3,600,000	2.273%, 7/22/2026, Ser. 2014-18A, Class A1R*,a	3,599,978	0.4%
	ARI Fleet Lease Trust
3,600,000	1.910%, 4/15/2026, Ser. 2017-A, Class A2[b]	3,597,180	0.4%
	Babson CLO, Ltd.
3,760,000	2.308%, 10/17/2026, Ser. 2014-IIA, Class AR*,a	3,760,008	0.4%
	Bayview Opportunity Master Fund IVa Trust
3,800,000	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab	3,898,776	0.5%
	BlueMountain CLO, Ltd.
4,000,000	2.298%, 10/15/2026, Ser. 2014-3A, Class A1R*,a	3,999,984	0.5%
	CARDS II Trust
5,100,000	1.529%, 4/18/2022, Ser. 2017-1A, Class Aa,b	5,104,341	0.6%
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,a	3,752,134	0.4%
	CarMax Auto Owner Trust
5,714,638	1.210%, 11/15/2019, Ser. 2016-4, Class A2	5,705,776	0.6%
	Cent CLO 22, Ltd.
3,750,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,a	3,755,617	0.4%
	Chase Issuance Trust
3,700,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	3,703,378	0.4%
	Chesapeake Funding II, LLC
3,849,756	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[b]	3,845,192	0.4%
	Chrysler Capital Auto Receivables Trust
4,537,486	1.360%, 1/15/2020, Ser. 2016-BA, Class A2[b]	4,532,109	0.5%
	Dryden 34 Senior Loan Fund CLO
3,600,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,a	3,600,187	0.4%
	Earnest Student Loan Program, LLC
3,600,000	2.650%, 1/25/2041, Ser. 2017-A, Class A2[b]	3,583,818	0.4%
	Ford Credit Auto Owner Trust
4,952,254	1.040%, 9/15/2019, Ser. 2016-C, Class A2A	4,943,954	0.6%
3,575,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ab	3,607,838	0.4%
	GoldenTree Loan Opportunities IX, Ltd.
3,500,000	2.540%, 10/29/2026, Ser. 2014-9A, Class AR*,a	3,509,166	0.4%
	Madison Park Funding XIV, Ltd.
3,700,000	2.276%, 7/20/2026, Ser. 2014-14A, Class A1R*,a	3,701,569	0.4%
	Master Credit Card Trust
4,500,000	1.964%, 9/23/2019, Ser. 2016-1A, Class Aa,b	4,521,333	0.5%
	Navient Student Loan Trust
5,250,000	1.966%, 7/25/2066, Ser. 2017-1A, Class A2[a,b]	5,298,542	0.6%
	OZLM VIII, Ltd.
3,500,000	2.598%, 10/17/2026, Ser. 2014-8A, Class A1AR*,a	3,499,993	0.4%
	Prestige Auto Receivables Trust
4,816,970	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[b]	4,805,796	0.5%
	Securitized Term Auto Receivables Trust
5,000,000	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[b]	4,996,942	0.6%
	SLM Student Loan Trust
4,168,984	1.616%, 3/25/2025, Ser. 2010-1, Class Aa	4,108,536	0.5%
	Springleaf Funding Trust
3,650,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Ab	3,667,625	0.4%
	Toyota Auto Receivables Owner Trust
5,102,741	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	5,095,292	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value	% of Net Assets
Asset-Backed Securities (26.7%) - continued
	Verizon Owner Trust
$4,000,000	1.420%, 1/20/2021, Ser. 2016-1A, Class Ab	$3,980,191	0.4%
	Voya CLO 3, Ltd.
3,760,000	2.576%, 7/25/2026, Ser. 2014-3A, Class A1*,a	3,760,669	0.4%
	Other Securities^	117,716,493	13.2%

	Total	237,738,984

Basic Materials (0.7%)
	Other Securities^	5,892,539	0.7%

	Total	5,892,539

Capital Goods (0.6%)
	Other Securities^	5,658,273	0.6%

	Total	5,658,273

Collateralized Mortgage Obligations (5.7%)
	Countrywide Alternative Loan Trust
888,880	5.500% - 5.500%, 11/25/2035 - 2/25/2036, Ser. 2005- 85CB, Class 2A2	865,798	<0.1%
	Countrywide Home Loans, Inc.
1,182,039	3.234%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	1,017,244	0.1%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,601,228	2.250%, 6/25/2025, Ser. 2010-58, Class PT	1,612,546	0.2%
	Wells Fargo Commercial Mortgage Trust
6,200,000	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	6,295,124	0.7%
3,575,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	3,620,867	0.4%
	Other Securities^	37,351,064	4.3%

	Total	50,762,643

Commercial Mortgage-Backed Securities (2.8%)
	Cold Storage Trust
5,150,000	2.159%, 4/15/2024, Ser. 2017-ICE3, Class A*,a	5,156,379	0.6%
	Commercial Mortgage Pass-Through Certificates
5,000,000	2.139%, 6/8/2030, Ser. 2013-THL, Class A2[a,b]	5,004,670	0.6%
	Commercial Mortgage Trust
7,000,000	2.928%, 2/10/2047, Ser. 2014-CR15, Class A2	7,098,305	0.8%
	Other Securities^	7,610,269	0.8%

	Total	24,869,623

Communications Services (2.5%)
	Other Securities^	22,530,345	2.5%

	Total	22,530,345

Consumer Cyclical (2.0%)
	Other Securities^	18,249,821	2.0%

	Total	18,249,821

Consumer Non-Cyclical (5.9%)
	Other Securities^	52,801,178	5.9%

	Total	52,801,178

Energy (3.7%)
	Other Securities^	33,094,224	3.7%

	Total	33,094,224

Financials (21.3%)
	Bank of America Corporation
9,085,000	2.018% - 6.100%, 3/22/2018 - 3/17/2025[a,c,d]	9,250,195	0.9%
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,528,835	0.3%
	J.P. Morgan Chase & Company
4,000,000	2.056%, 1/25/2018[a]	4,020,828	0.4%
4,750,000	2.250% - 5.300%, 1/23/2020 - 9/10/2024[d]	4,862,577	0.5%
	J.P. Morgan Chase Bank NA
1,350,000	1.879%, 9/23/2019[a]	1,359,686	0.2%
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,999,284	0.4%
	Morgan Stanley
9,655,000	1.982% - 5.550%, 7/15/2019 - 11/24/2025[a,d]	9,961,745	1.0%
	Other Securities^	154,448,030	17.6%

	Total	190,431,180

Foreign Government (0.8%)
	Other Securities^	7,341,420	0.8%

	Total	7,341,420

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 7/1/2031[e]	7,341,040	0.8%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,000,000	4.000%, 7/1/2047[e]	6,309,140	0.7%
388,758	6.500%, 9/1/2037	431,517	0.1%
	Federal National Mortgage Association Connecticut Avenue Securities
4,055,092	2.516%, 4/25/2029, Ser. 2016-C07, Class 2M1[a]	4,083,940	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,280,497	1.746%, 7/1/2043[a]	4,392,040	0.5%
2,991,477	2.042% - 5.346%, 9/1/2037 - 1/1/2043[a]	3,102,605	0.3%

	Total	25,660,282

Technology (2.1%)
	Other Securities^	18,799,163	2.1%

	Total	18,799,163

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value	% of Net Assets
Transportation (1.8%)
	Other Securities^	$16,348,534	1.8%

	Total	16,348,534

U.S. Government and Agencies (14.5%)
	Federal National Mortgage Association
7,500,000	1.250%, 8/17/2021	7,331,093	0.8%
	U.S. Treasury Bonds
4,335,000	2.500% - 5.500%,
	8/15/2028 - 5/15/2046	4,562,987	0.5%
	U.S. Treasury Bonds, TIPS
7,229,449	0.125%, 1/15/2023	7,162,201	0.8%
7,846,049	0.625%, 1/15/2026	7,894,153	0.9%
6,579,105	0.375%, 1/15/2027	6,459,918	0.7%
6,191,340	1.000%, 2/15/2046	6,186,350	0.7%
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	4,992,580	0.6%
12,350,000	1.500%, 10/31/2019	12,365,438	1.4%
39,595,000	1.125%, 8/31/2021	38,549,454	4.3%
9,515,000	2.125%, 6/30/2022	9,617,210	1.1%
3,665,000	1.625% - 2.250%,
	8/15/2022 - 2/15/2027	3,639,444	0.4%
	U.S. Treasury Notes, TIPS
19,600,590	0.125%, 4/15/2021	19,569,582	2.2%
	Other Securities^	996,973	0.1%

	Total	129,327,383

Utilities (2.5%)
	Other Securities^	21,893,835	2.5%

	Total	21,893,835

	Total Long-Term Fixed Income (cost $863,926,383)	861,399,427

Shares	Preferred Stock (0.4%)
Financials (0.3%)
	Other Securities^	2,600,305	0.3%

	Total	2,600,305

Utilities (0.1%)
	Other Securities^	1,017,000	0.1%

	Total	1,017,000

	Total Preferred Stock (cost $3,534,100)	3,617,305

	Common Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	143,088	<0.1%

	Total	143,088

	Total Common Stock (cost $135,697)	143,088

	Collateral Held for Securities Loaned (0.4%)
3,812,510	Thrivent Cash Management Trust	3,812,510	0.4%

	Total Collateral Held for Securities Loaned (cost $3,812,510)	3,812,510

Shares or Principal Amount	Short-Term Investments (3.9%)[f]
	Thrivent Core Short-Term Reserve Fund
3,184,811	1.240%	$31,848,105	3.6%
	Other Securities^	2,699,379	0.3%
	Total Short-Term Investments (cost $34,547,466)	34,547,484

	Total Investments (cost $917,642,647) 102.3%	$914,529,247

	Other Assets and Liabilities, Net (2.3%)	(20,210,793)

	Total Net Assets 100.0%	$894,318,454

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $206,298,413 or 23.1% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of June 30, 2017 was $97,236,789 or 10.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 7/22/2026	4/4/2017	$3,600,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	4,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,750,000
Cold Storage Trust, 4/15/2036	4/20/2017	5,150,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,600,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,700,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,500,000
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$3,705,161

Total lending	$3,705,161
Gross amount payable upon return of collateral for securities loaned	$3,812,510

Net amounts due to counterparty	$107,349

Definitions

CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,821,922
Gross unrealized depreciation	(10,776,106)

Net unrealized appreciation (depreciation)	$(2,954,184)

Cost for federal income tax purposes	$917,483,431

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	84,611	—	84,611	—
Capital Goods	1,299,926	—	1,299,926	—
Communications Services	4,498,783	—	4,498,783	—
Consumer Cyclical	2,463,598	—	2,463,598	—
Consumer Non-Cyclical	763,380	—	514,755	248,625
Energy	667,673	—	667,673	—
Technology	981,048	—	981,048	—
Utilities	250,414	—	250,414	—
Long-Term Fixed Income
Asset-Backed Securities	237,738,984	—	231,082,054	6,656,930
Basic Materials	5,892,539	—	5,892,539	—
Capital Goods	5,658,273	—	5,658,273	—
Collateralized Mortgage Obligations	50,762,643	—	50,762,643	—
Commercial Mortgage-Backed Securities	24,869,623	—	24,869,623	—
Communications Services	22,530,345	—	22,530,345	—
Consumer Cyclical	18,249,821	—	18,249,821	—
Consumer Non-Cyclical	52,801,178	—	52,801,178	—
Energy	33,094,224	—	33,094,224	—
Financials	190,431,180	—	190,431,180	—
Foreign Government	7,341,420	—	7,341,420	—
Mortgage-Backed Securities	25,660,282	—	25,660,282	—
Technology	18,799,163	—	18,799,163	—
Transportation	16,348,534	—	16,348,534	—
U.S. Government and Agencies	129,327,383	—	129,327,383	—
Utilities	21,893,835	—	21,893,835	—
Preferred Stock
Financials	2,600,305	1,714,680	885,625	—
Utilities	1,017,000	—	1,017,000	—
Common Stock
Energy	143,088	143,088	—	—
Short-Term Investments	2,699,379	—	2,699,379	—

Subtotal Investments in Securities	$878,868,632	$1,857,768	$870,105,309	$6,905,555

Other Investments*	Total
Short-Term Investments	31,848,105
Collateral Held for Securities Loaned	3,812,510

Subtotal Other Investments	$35,660,615

Total Investments at Value	$914,529,247

*       Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement,
securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and
Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	260,731	260,731	—	—

Total Asset Derivatives	$260,731	$260,731	$—	$—

Liability Derivatives
Futures Contracts	413,263	413,263	—	—

Total Liability Derivatives	$413,263	$413,263	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $1,299,673 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	728	September 2017	$157,580,099	$157,327,629	($252,470)
5-Yr. U.S. Treasury Bond Futures	(810)	September 2017	(95,685,065)	(95,447,111)	237,954
10-Yr. U.S. Treasury Bond Futures	(417)	September 2017	(52,354,971)	(52,346,531)	8,440
20-Yr. U.S. Treasury Bond Futures	(78)	September 2017	(11,864,278)	(11,987,625)	(123,347)
CME Ultra Long Term U.S. Treasury Bond	(12)	September 2017	(1,953,054)	(1,990,500)	(37,446)
Ultra 10-Yr. U.S. Treasury Note	85	September 2017	11,444,726	11,459,063	14,337
Total Futures Contracts					($152,532)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$260,731
Total Interest Rate Contracts		260,731

Total Asset Derivatives		$260,731

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	413,263
Total Interest Rate Contracts		413,263

Total Liability Derivatives		$413,263

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	18,727
Options Purchased	Net realized gains/(losses) on Investments	(109,242)
Total Equity Contracts		(90,515)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,246,090)
Total Interest Rate Contracts		(1,246,090)

Total		($1,336,605)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(634,673)
Total Interest Rate Contracts		(634,673)
Total		($634,673)

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Options (Contracts)
Interest Rate
Contracts	$321,579,306	36.2%	178

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$3,886,725	$35,346,238	$35,420,453	3,812,510	$3,812,510	$7,288
Core Short-Term Reserve Fund	36,943,713	141,706,755	146,802,363	3,184,811	31,848,105	186,161
Total Value and Income Earned	$40,830,438				$35,660,615	$193,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	U.S. Government Agency Debt (89.2%)[a]	Value
	Federal Agricultural Mortgage Corporation
$300,000	1.020%, 7/3/2017	$300,002
1,500,000	1.111%, 6/22/2018[b]	1,500,000
1,830,000	1.050%, 7/3/2018[b,c]	1,830,000
	Federal Farm Credit Bank
1,300,000	1.177%, 8/10/2017[b]	1,299,929
870,000	0.930%, 9/8/2017	868,449
600,000	1.150%, 10/10/2017	600,256
1,335,000	0.730%, 10/13/2017	1,333,673
2,960,000	1.260%, 3/14/2018[b]	2,959,789
1,480,000	1.053%, 12/5/2018[b]	1,479,894
1,820,000	1.083%, 3/25/2019[b]	1,819,845
1,810,000	1.170%, 4/24/2019[b]	1,809,675
915,000	1.103%, 7/3/2019[b,c]	914,908
	Federal Home Loan Bank
1,395,000	0.650%, 7/3/2017	1,394,950
860,000	0.830%, 7/5/2017	859,921
1,985,000	0.813%, 7/7/2017	1,984,731
2,420,000	0.824%, 7/10/2017	2,419,502
3,448,000	0.859%, 7/12/2017	3,447,095
1,800,000	1.000%, 7/13/2017	1,799,400
2,770,000	0.915%, 7/14/2017	2,769,085
550,000	1.000%, 7/17/2017	549,756
400,000	0.950%, 7/18/2017	399,820
9,600,000	0.887%, 7/19/2017	9,595,741
1,390,000	1.020%, 7/20/2017	1,389,252
2,590,000	0.881%, 7/21/2017	2,588,732
500,000	0.865%, 7/25/2017	499,712
2,530,000	0.894%, 7/26/2017	2,528,429
4,690,000	0.892%, 7/28/2017	4,686,862
2,255,000	1.017%, 8/1/2017	2,253,025
1,000,000	0.930%, 8/2/2017	999,173
550,000	1.025%, 8/3/2017	549,483
4,300,000	0.999%, 8/4/2017	4,295,941
1,480,000	1.111%, 8/4/2017[b]	1,480,296
6,500,000	0.984%, 8/9/2017	6,493,071
1,000,000	0.990%, 8/10/2017	998,900
1,345,000	0.997%, 8/11/2017	1,343,473
3,260,000	0.998%, 8/16/2017	3,255,844
2,000,000	1.159%, 8/17/2017[b]	2,000,366
2,345,000	0.952%, 8/18/2017	2,342,024
935,000	0.985%, 8/22/2017	933,670
2,100,000	0.962%, 8/23/2017	2,097,026
1,300,000	1.161%, 8/23/2017[b]	1,299,991
910,000	0.950%, 8/24/2017	908,703
1,730,000	1.000%, 8/25/2017	1,727,357
820,000	1.050%, 8/29/2017	818,589
3,575,000	0.950%, 8/30/2017	3,569,342
1,870,000	0.980%, 9/5/2017	1,866,640
1,825,000	1.116%, 9/5/2017[b]	1,825,204
2,600,000	1.038%, 9/6/2017	2,594,975
550,000	1.040%, 9/7/2017	548,919
2,100,000	0.983%, 9/8/2017	2,096,044
1,500,000	1.000%, 9/13/2017	1,496,917
576,000	1.048%, 9/15/2017	574,726
2,500,000	1.000%, 9/20/2017	2,494,375
1,820,000	0.960%, 9/21/2017	1,816,020
1,870,000	1.029%, 9/22/2017	1,865,563
450,000	1.030%, 9/25/2017	448,893
2,730,000	0.957%, 9/26/2017	2,723,688
140,000	1.005%, 9/29/2017	139,648
400,000	1.010%, 10/20/2017	398,754
1,000,000	1.040%, 10/25/2017	996,649
800,000	1.135%, 11/2/2017[b]	800,000
740,000	1.120%, 12/6/2017	736,362
1,500,000	1.022%, 12/13/2017[b]	1,500,049
1,830,000	1.116%, 12/21/2018[b]	1,830,000
	Federal Home Loan Mortgage Corporation
1,250,000	1.344%, 7/21/2017[b]	1,249,993
1,500,000	0.905%, 8/10/2018[b]	1,500,000
	Federal National Mortgage Association
100,000	1.000%, 9/20/2017	99,984
1,630,000	1.128%, 1/11/2018[b]	1,630,000
	Financing Corporation
2,000,000	10.700%, 10/6/2017	2,050,724
	Overseas Private Investment Corporation
2,700,000	1.080%, 7/7/2017[b]	2,700,000
1,890,000	1.080%, 7/7/2017[b]	1,890,000
577,440	1.080%, 7/7/2017[b]	577,440
2,742,453	1.090%, 7/7/2017[b]	2,742,453
3,450,000	1.090%, 7/7/2017[b]	3,450,000
1,575,000	1.090%, 7/7/2017[b]	1,575,000
355,622	1.090%, 7/7/2017[b]	355,622
1,828,302	1.090%, 7/7/2017[b]	1,828,302
1,847,368	1.100%, 7/7/2017[b]	1,847,368
3,700,000	1.100%, 7/7/2017[b]	3,700,000
1,860,000	1.100%, 7/7/2017[b]	1,860,000
835,000	1.100%, 7/7/2017[b]	835,000
2,131,579	1.100%, 7/7/2017[b]	2,131,579
1,857,513	1.100%, 7/7/2017[b]	1,857,513
3,600,000	1.280%, 1/7/2018[c]	3,600,000
1,450,000	1.500%, 3/17/2018	1,456,283
1,220,000	1.380%, 4/30/2018	1,222,807

	Total	157,909,176

	U.S. Treasury Debt (14.1%)[a]
	U.S. Treasury Bills
1,800,000	1.000%, 9/21/2017	1,795,900
	U.S. Treasury Notes
3,060,000	1.080%, 7/31/2017[b]	3,059,954
1,890,000	1.875%, 8/31/2017	1,892,909
2,845,000	0.625%, 9/30/2017	2,842,354
1,870,000	1.875%, 10/31/2017	1,875,103
2,380,000	1.275%, 1/31/2018[b]	2,381,840
4,360,000	1.193%, 4/30/2018[b]	4,362,743
4,950,000	1.177%, 7/31/2018[b]	4,950,636
1,860,000	1.143%, 1/31/2019[b]	1,860,563

	Total	25,022,002

	Total Investments (at amortized cost) 103.3%	$182,931,178

	Other Assets and Liabilities, Net (3.3)%	(5,799,812)

	Total Net Assets 100.0%	$177,131,366

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Cost for federal income tax purposes	$182,931,178

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	157,909,176	—	157,909,176	—
U.S. Treasury Debt	25,022,002	—	25,022,002	—

Total	$182,931,178	$—	$182,931,178	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2017 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio		Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$1,033,336,433	$5,266,275,808		$9,649,681,972		$5,289,506,764
Investments in securities at value	663,993,453	3,238,239,127		6,405,303,024		3,435,742,332
Investments in affiliates at value	542,938,415	2,822,481,578		4,288,186,911		2,193,120,421
Investments at Value	1,206,931,868	6,060,720,705		10,693,489,935		5,628,862,753
Cash	8,813 (a)	21,142	(b)	52,654	(c)	—
Dividends and interest receivable	686,990	7,084,582		19,103,814		12,165,123
Prepaid expenses	6,708	19,963		31,882		17,781
Receivable for:
Investments sold	1,315,113	6,500,079		13,817,076		7,757,744
Investments sold on a delayed delivery basis	—	6,613,871		8,002,168		483,539
Fund shares sold	28,786	10,524		104,561		739,789
Expense reimbursements	201,777	1,069,528		1,372,039		514,311
Variation margin on open future contracts	366,870	1,971,006		2,149,962		656,694
Total Assets	1,209,546,925	6,084,011,400		10,738,124,091		5,651,197,734
Liabilities
Accrued expenses	44,113	69,736		93,346		58,800
Cash overdraft	—	—		—		20,125	(d)
Payable for:
Investments purchased	3,378,187	13,733,893		23,170,018		11,622,613
Investments purchased on a delayed delivery basis	18,209,959	285,353,742		890,186,834		662,490,637
Return of collateral for securities loaned	—	43,718,945		81,917,400		28,219,107
Fund shares redeemed	37,360	503,740		937,417		142,165
Variation margin on open future contracts	116,277	618,644		1,257,501		690,048
Investment advisory fees	717,899	3,103,115		4,762,722		2,287,357
Administrative fees	25,211	96,316		158,951		83,910
Director fees	682	2,421		4,357		2,260
Director deferred compensation	57,484	181,701		313,376		166,236
Open options written, at value	—	—		—		—
Commitments and contingent liabilities^	—	—		—		—
Mortgage dollar roll deferred revenue	10,096	154,338		478,541		355,554
Total Liabilities	22,597,268	347,536,591		1,003,280,463		706,138,812
Net Assets
Capital stock (beneficial interest)	951,974,384	4,694,885,589		8,360,736,067		4,476,597,104
Accumulated undistributed net investment income/(loss)	6,434,749	49,035,127		98,220,202		53,434,618
Accumulated undistributed net realized gain/(loss)	55,230,182	198,700,597		231,073,948		74,842,582
Net unrealized appreciation/(depreciation) on:
Investments	137,041,467	479,541,349		668,801,229		225,779,349
Affiliated investments	36,553,968	314,903,548		375,006,734		113,576,640
Written option contracts	—	—		—		—
Futures contracts	(284,904)	(593,956)		998,276		828,629
Foreign currency transactions	(189)	2,555		7,172		—
Total Net Assets	$1,186,949,657	$5,736,474,809		$9,734,843,628		$4,945,058,922
Shares of beneficial interest outstanding	74,581,328	378,268,017		686,887,230		379,614,618
Net asset value per share	$15.91	$15.17		$14.17		$13.03

(a)	Includes foreign currency holdings of $7,901 (cost $7,913).
(b)	Includes foreign currency holdings of $26,347 (cost $26,401).
(c)	Includes foreign currency holdings of $69,799 (cost $69,944).
(d)	Includes foreign currency holdings of $4 (cost $4).
(e)	Includes foreign currency holdings of $13,141 (cost $13,164).
(f)	Includes foreign currency holdings of $40,172 (cost $40,256).
(g)	Includes foreign currency holdings of $37,867 (cost $37,901).
(h)	Includes foreign currency holdings of $126,852 (cost $126,323).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Growth and Income Plus Portfolio		Balanced Income Plus Portfolio	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio	Partner Healthcare Portfolio	Partner Emerging Markets Equity Portfolio		Real Estate Securities Portfolio

$87,194,492		$388,188,324	$639,888,771		$181,001,007	$178,353,579	$62,757,566		$157,115,853
87,697,995		373,322,451	595,978,966		153,057,190	184,984,088	73,207,645		182,196,525
6,838,538		41,619,397	72,916,665		28,917,773	9,893,220	2,302,540		848,747
94,536,533		414,941,848	668,895,631		181,974,963	194,877,308	75,510,185		183,045,272
9,194	(e)	9,300 (f)	79,115	(g)	—	35,492	126,852	(h)	—
319,017		1,615,140	3,199,679		940,493	292,531	212,474		680,773
3,591		4,428	5,101		3,766	3,855	3,515		3,861

181,683		2,997,985	1,373,920		330,138	1,173,429	—		55,399
—		(1,057,850)	1,464,822		592,719	—	—		—
19,974		39,430	135,623		59,706	44,091	22,600		31,427
10,651		—	—		—	11,155	13,259		—
1,825		13,271	16,883		9,469	—	—		—
95,082,468		418,563,552	675,170,774		183,911,254	196,437,861	75,888,885		183,816,732

33,191		36,555	39,603		22,017	14,343	41,213		13,749
—		—	—		26,808	—	—		—

125,984		391,285	572,531		411,005	995,690	587,169		346,800
4,148,247		29,389,914	48,733,031		24,132,164	—	—		—
—		5,142,025	1,140,232		—	—	—		—
32,973		71,897	27,109		1,175	51,730	1,554		26,235
2,094		22,784	61,874		11,253	—	—		—
48,332		172,940	204,286		64,873	139,563	70,560		121,021
8,079		12,641	16,370		9,132	9,649	7,825		9,541
192		454	608		192	192	192		192
18,946		88,698	55,613		22,884	18,008	18,008		49,668
—		185	260		158	—	—		—
—		—	—		—	—	—		—
2,219		10,363	18,717		8,133	—	—		—
4,420,257		35,339,741	50,870,234		24,709,794	1,229,175	726,521		567,206

83,686,010		351,299,496	590,765,121		160,434,601	191,519,854	62,794,490		155,756,193
900,650		5,446,731	9,968,258		7,522	(11,680)	459,525		2,165,052
(1,276,495)		(348,719)	(5,539,674)		(2,279,511)	(12,826,394)	(845,851)		(600,900)

7,342,041		26,753,524	29,006,860		973,956	16,523,729	12,752,619		25,929,419
—		—	—		—	—	—		—
—		18,642	26,236		15,979	—	—		—
8,642		50,095	70,834		48,913	—	—		—
1,363		4,042	2,905		—	3,177	1,581		(238)
$90,662,211		$383,223,811	$624,300,540		$159,201,460	$195,208,686	$75,162,364		$183,249,526
8,456,995		26,265,569	78,887,254		15,640,193	10,861,443	5,667,433		7,831,576
$10.72		$14.59	$7.91		$10.18	$17.97	$13.26		$23.40

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2017 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio
Assets
Investments at cost	$452,675,241	$378,118,144	$1,173,503,127	$295,470,240
Investments in securities at value	538,447,976	434,188,359	1,517,560,740	335,514,391
Investments in affiliates at value	30,479,736	46,607,864	89,883,434	20,950,316
Investments at Value	568,927,712	480,796,223	1,607,444,174	356,464,707
Cash	—	—	75,176	—
Initial margin deposit on open futures contracts	—	—	—	—
Initial margin deposit on open currency contracts	—	—	—	—
Dividends and interest receivable	424,112	476,909	1,120,352	358,225
Prepaid expenses	4,902	4,587	7,954	4,279
Receivable for:
Investments sold	298,650	2,504,734	5,964,944	22,118
Fund shares sold	8,254	179,022	49,154	158,903
Expense reimbursements	—	—	—	—
Variation margin on open future contracts	—	—	—	5,907
Unrealized gain on forward contracts	—	—	—	—
Total Assets	569,663,630	483,961,475	1,614,661,754	357,014,139
Liabilities
Accrued expenses	16,760	22,597	19,353	19,541
Payable for:
Investments purchased	2,767,308	14,696,861	2,850,255	865,479
Investments purchased on a delayed delivery basis	—	—	—	—
Return of collateral for securities loaned	17,530,042	26,659,443	9,875,250	12,440,069
Fund shares redeemed	9,256	52,498	103,266	9,398
Variation margin on open future contracts	—	22,786	—	—
Investment advisory fees	300,796	71,920	829,869	55,965
Administrative fees	15,219	13,499	31,384	11,983
Director fees	599	512	1,354	439
Director deferred compensation	163,047	69,926	249,853	29,981
Expense reimbursements	—	—	—	—
Unrealized loss on forward contracts	—	—	—	—
Commitments and contingent liabilities^	—	—	—	—
Total Liabilities	20,803,027	41,610,042	13,960,584	13,432,855
Net Assets
Capital stock (beneficial interest)	405,418,539	324,182,915	1,123,191,781	273,577,380
Accumulated undistributed net investment income/(loss)	870,233	2,428,708	2,788,936	1,890,002
Accumulated undistributed net realized gain/(loss)	26,319,360	13,072,655	40,779,406	7,152,147
Net unrealized appreciation/(depreciation) on:
Investments	116,252,471	102,678,079	433,941,047	60,994,467
Futures contracts	—	(10,924)	—	(32,712)
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Total Net Assets	$548,860,603	$442,351,433	$1,600,701,170	$343,581,284
Shares of beneficial interest outstanding	29,232,527	25,362,134	85,288,568	19,821,373
Net asset value per share	$18.78	$17.44	$18.77	$17.33

(a)	Includes foreign currency holdings of $7,845,390 (cost $7,777,028).
(b)	Includes foreign currency holdings of $209,968 (cost $210,142).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Partner Worldwide Allocation Portfolio		Large Cap Stock Portfolio		Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Index Portfolio

$1,717,152,789		$805,889,534		$88,526,568	$787,914,851	$97,801,703	$1,054,464,494	$530,384,702
1,833,075,688		945,606,041		102,393,860	1,080,422,132	141,068,621	1,383,991,665	787,555,645
56,829,438		59,135,589		4,029,538	43,670,706	11,291,784	41,247,357	35,097,451
1,889,905,126		1,004,741,630		106,423,398	1,124,092,838	152,360,405	1,425,239,022	822,653,096
8,251,745	(a)	262,376	(b)	8,120	—	—	74,880	3,932
807,605		—		—	—	—	—	—
2,530,000		—		—	—	—	—	—
9,041,449		2,089,028		77,061	340,508	90,579	1,704,045	812,890
8,664		6,198		3,618	6,533	3,714	7,539	5,616

11,864,486		—		69,547	—	47,127	—	—
180,487		13,886		12	2,762	94,734	50,595	394,147
60,429		—		—	—	—	—	—
1,112,705		42,291		—	—	—	—	11,255
1,465,191		—		—	—	—	—	—
1,925,227,887		1,007,155,409		106,581,756	1,124,442,641	152,596,559	1,427,076,081	823,880,936

175,296		36,444		13,533	17,842	19,718	18,554	22,501

7,174,369		294,434		213,265	12,679,967	102,697	—	340,521
510,000		—		—	—	—	—	—
26,722,327		9,153,817		2,782,878	—	4,132,862	9,133,600	2,230,365
32,940		11,863		4,214	366,480	3,316	29,016	71,656
1,158,148		258,600		—	—	—	—	—
1,275,101		498,229		55,511	369,606	79,219	694,374	134,435
36,106		22,285		8,289	24,223	8,982	28,655	19,438
1,577		911		192	1,004	192	1,272	779
234,626		176,224		22,810	304,470	24,291	161,120	105,238
—		—		—	—	1,380	—	—
1,414,180		—		—	—	—	—	—
—		—		—	—	—	—	—
38,734,670		10,452,807		3,100,692	13,763,592	4,372,657	10,066,591	2,924,933

1,676,891,630		751,638,723		83,183,959	759,985,284	86,116,068	1,003,796,954	537,732,713
26,960,955		7,406,248		284,790	1,969,895	106,832	11,254,661	7,106,386
9,585,057		41,057,135		2,115,485	12,545,883	7,442,300	31,183,347	(16,050,889)

172,752,337		198,852,096		17,896,830	336,177,987	54,558,702	370,774,528	292,268,394
72,337		(2,275,889)		—	—	—	—	(100,601)
51,011		—		—	—	—	—	—
179,890		24,289		—	—	—	—	—
$1,886,493,217		$996,702,602		$103,481,064	$1,110,679,049	$148,223,902	$1,417,009,490	$820,956,003
185,678,929		75,803,303		7,249,553	34,848,903	6,968,520	83,505,346	24,713,603
$10.16		$13.15		$14.27	$31.87	$21.27	$16.97	$33.22

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2017 (unaudited)	Low Volatility Equity Portfolio		Multidimensional Income Portfolio	High Yield Portfolio	Income Portfolio
Assets
Investments at cost	$5,696,581		$23,349,108	$913,441,867	$1,546,575,514
Investments in securities at value	4,982,275		18,715,213	774,068,637	1,466,472,605
Investments in affiliates at value	789,906		4,620,411	150,243,400	116,258,331
Investments at Value	5,772,181		23,335,624	924,312,037	1,582,730,936
Cash	134	(a)	5,178	—	14,560
Dividends and interest receivable	8,822		71,652	11,890,174	13,128,060
Prepaid expenses	4,336		4,380	5,740	7,654
Receivable for:
Investments sold	—		46,959	3,504,348	5,494,180
Investments sold on a delayed delivery basis	—		260,133	—	—
Fund shares sold	114,283		54,971	57,238	62,460
Expense reimbursements	13,247		8,557	—	—
Variation margin on open future contracts	—		—	—	328,795
Total Assets	5,913,003		23,787,454	939,769,537	1,601,766,645
Liabilities
Accrued expenses	10,513		11,832	20,360	23,945
Cash overdraft	—		—	30,154	—
Payable for:
Investments purchased	—		58,077	2,645,853	1,366,703
Investments purchased on a delayed delivery basis	—		3,527,134	—	77,715,184
Return of collateral for securities loaned	—		—	108,822,574	38,048,799
Fund shares redeemed	4		54,972	66,194	80,167
Variation margin on open future contracts	1,922		172	—	284,625
Investment advisory fees	2,860		9,100	271,927	488,810
Administrative fees	6,757		6,981	19,583	29,885
Director fees	128		128	801	1,271
Director deferred compensation	—		—	155,778	236,735
Commitments and contingent liabilities^	—		—	—	—
Mortgage dollar roll deferred revenue	—		1,633	—	39,625
Total Liabilities	22,184		3,670,029	112,033,224	118,315,749
Net Assets
Capital stock (beneficial interest)	5,780,426		19,999,871	897,125,191	1,446,449,625
Accumulated undistributed net investment income/(loss)	17,746		121,078	20,442	13,554
Accumulated undistributed net realized gain/(loss)	19,266		10,229	(80,279,490)	106,195
Net unrealized appreciation/(depreciation) on:
Investments	75,600		(13,484)	10,870,170	36,155,422
Futures contracts	(2,250)		(269)	—	726,100
Foreign currency transactions	31		—	—	—
Total Net Assets	$5,890,819		$20,117,425	$827,736,313	$1,483,450,896
Shares of beneficial interest outstanding	578,422		1,999,987	170,674,141	144,607,729
Net asset value per share	$10.18		$10.06	$4.85	$10.26

(a)	Includes foreign currency holdings of $134 (cost $134).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2017 (unaudited)	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio
Assets
Investments at cost	$255,901,635	$917,642,647	$182,931,178
Investments in securities at value	245,152,349	878,868,632	182,931,178
Investments in affiliates at value	12,338,488	35,660,615	—
Investments at Value	257,490,837	914,529,247	182,931,178	*
Cash	—	—	4,349
Dividends and interest receivable	838,325	3,537,586	168,144
Prepaid expenses	3,899	5,975	3,869
Receivable for:
Fund shares sold	29,255	1,410	513,715
Variation margin on open future contracts	—	308,621	—
Total Assets	258,362,316	918,382,839	183,621,255
Liabilities
Accrued expenses	16,461	21,647	14,830
Cash overdraft	4	403	—
Payable for:
Investments purchased	—	33	6,344,909
Investments purchased on a delayed delivery basis	56,816,146	19,613,887	—
Return of collateral for securities loaned	464,000	3,812,510	—
Fund shares redeemed	9,305	13,586	68,923
Variation margin on open future contracts	—	100,125	—
Investment advisory fees	57,835	294,589	51,569
Administrative fees	9,806	20,660	9,466
Director fees	192	858	192
Director deferred compensation	48,377	178,441	—
Commitments and contingent liabilities^	—	—	—
Mortgage dollar roll deferred revenue	31,576	7,646	—
Total Liabilities	57,453,702	24,064,385	6,489,889
Net Assets
Capital stock (beneficial interest)	200,216,378	903,290,590	177,134,248
Accumulated undistributed net investment income/(loss)	8,336	87,116	—
Accumulated undistributed net realized gain/(loss)	(905,302)	(5,793,320)	(2,882)
Net unrealized appreciation/(depreciation) on:
Investments	1,589,202	(3,113,400)	—
Futures contracts	—	(152,532)	—
Total Net Assets	$200,908,614	$894,318,454	$177,131,366
Shares of beneficial interest outstanding	18,304,808	90,691,163	177,132,380
Net asset value per share	$10.98	$9.86	$1.00

^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.
*	Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$3,476,937	$15,280,254	$24,898,807	$9,303,551
Interest	233,499	11,130,928	33,862,920	23,992,959
Income from mortgage dollar rolls	188,005	3,087,008	9,860,365	7,271,910
Income from securities loaned, net	347	316,219	502,718	116,332
Income from affiliated investments	5,633,764	31,088,801	49,377,743	23,641,057
Foreign tax withholding	(28,362)	(100,767)	(254,801)	(15,152)
Total Investment Income	9,504,190	60,802,443	118,247,752	64,310,657
Expenses
Adviser fees	4,147,227	18,208,935	28,180,133	13,512,529
Sub-Adviser fees	—	—	—	—
Administrative service fees	147,062	565,286	940,446	496,090
Audit and legal fees	17,405	26,819	35,821	24,910
Custody fees	100,341	139,673	186,285	114,219
Insurance expenses	4,577	13,552	21,928	12,047
Directors’ fees	17,038	59,029	105,066	54,385
Other expenses	18,374	46,294	61,969	44,395
Total Expenses Before Reimbursement	4,452,024	19,059,588	29,531,648	14,258,575
Less:
Reimbursement from adviser	(1,177,900)	(6,265,970)	(8,060,814)	(3,031,233)
Total Net Expenses	3,274,124	12,793,618	21,470,834	11,227,342
Net Investment Income/(Loss)	6,230,066	48,008,825	96,776,918	53,083,315
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	26,877,986	101,895,565	141,692,275	45,800,061
Distributions of realized capital gains from affiliated investments	9,782,432	50,400,644	48,708,532	14,153,099
Written option contracts	—	38,695	183,555	138,906
Futures contracts	23,557,441	65,920,838	69,125,312	23,836,817
Foreign currency and forward contract transactions	(3,924)	(9,330)	(30,300)	2
Swap agreements	—	(868,462)	(2,809,287)	(2,023,895)
Change in net unrealized appreciation/(depreciation) on:
Investments	30,165,193	81,681,412	122,524,270	55,536,889
Affiliated investments	16,897,069	82,888,271	100,427,431	31,452,414
Written option contracts	—	—	—	—
Futures contracts	(1,657,634)	(3,735,398)	(59,391)	2,574,892
Foreign currency transactions	1,769	3,029	10,254	—
Net Realized and Unrealized Gains/(Losses)	105,620,332	378,215,264	479,772,651	171,469,185
Net Increase/(Decrease) in Net Assets Resulting From Operations	$111,850,398	$426,224,089	$576,549,569	$224,552,500

(a)	Includes foreign capital gain taxes paid of $647.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Growth and Income Plus Portfolio	Balanced Income Plus Portfolio	Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Healthcare Portfolio	Partner Emerging Markets Equity Portfolio		Real Estate Securities Portfolio

$819,871	$2,656,227	$2,971,538	$253,499	$1,126,981	$1,067,153		$2,990,098
475,643	3,315,855	7,969,836	2,445,607	15,304	1		109
33,353	250,722	394,371	197,789	—	—		—
—	18,541	19,458	—	—	298		9
37,852	195,714	363,397	147,734	45,570	10,394		3,292
(42,980)	(130,117)	(118,983)	—	(73,297)	(108,173)		(93)
1,323,739	6,306,942	11,599,617	3,044,629	1,114,558	969,673		2,993,415

291,190	1,013,306	1,184,163	371,270	328,323	153,271		723,883
—	—	—	—	468,683	231,963		—
48,512	75,005	96,248	54,108	56,984	46,268		57,192
15,277	16,389	16,787	15,877	14,785	31,084		14,733
52,519	60,032	63,505	19,678	5,369	48,270		3,371
2,505	3,056	3,484	2,593	2,701	2,444		2,694
4,952	14,240	15,221	5,169	4,880	4,880		6,809
24,289	29,234	33,236	22,104	5,724	7,614		5,992
439,244	1,211,262	1,412,644	490,799	887,449	525,794		814,674

(80,857)	—	—	—	(60,063)	(96,914)		—
358,387	1,211,262	1,412,644	490,799	827,386	428,880		814,674
965,352	5,095,680	10,186,973	2,553,830	287,172	540,793		2,178,741

928,177	3,720,623	3,427,564	337,131	13,660,751	(41,492	)(a)	(168,333)

—	—	—	—	—	—		—
—	26,532	39,886	22,529	—	—		—
(118,328)	(565,620)	(984,025)	(355,281)	—	—		—
(6,257)	(19,093)	(14,548)	—	(17,724)	(11,346)		—
—	—	—	—	—	—		—

4,384,962	13,210,553	17,087,867	1,320,613	18,497,215	9,688,803		2,388,443
—	—	—	—	—	—		—
—	18,642	26,236	15,979	—	—		—
9,957	19,654	16,866	16,811	—	—		—
2,679	7,235	6,539	—	11,224	1,809		84
5,201,190	16,418,526	19,606,385	1,357,782	32,151,466	9,637,774		2,220,194

$6,166,542	$21,514,206	$29,793,358	$3,911,612	$32,438,638	$10,178,567		$4,398,935

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2017 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio
Investment Income
Dividends	$2,733,035	$2,823,878	$7,550,106	$2,267,446
Interest	1,713	4,971	182,997	3,583
Income from securities loaned, net	61,217	141,750	28,209	35,377
Income from affiliated investments	67,605	71,231	397,319	55,775
Foreign tax withholding	(9,044)	(304)	—	—
Total Investment Income	2,854,526	3,041,526	8,158,631	2,362,181
Expenses
Adviser fees	1,750,500	417,539	4,918,524	316,708
Sub-Adviser fees	—	—	—	—
Administrative service fees	89,719	79,666	186,331	70,087
Audit and legal fees	15,230	15,770	17,100	15,520
Custody fees	11,796	27,132	17,403	18,103
Insurance expenses	3,327	3,086	5,250	2,871
Directors’ fees	21,529	14,248	41,582	10,242
Other expenses	7,164	8,330	11,078	7,369
Total Expenses Before Reimbursement	1,899,265	565,771	5,197,268	440,900
Less:
Reimbursement from adviser	—	—	—	—
Total Net Expenses	1,899,265	565,771	5,197,268	440,900
Net Investment Income/(Loss)	955,261	2,475,755	2,961,363	1,921,281
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	28,911,423	16,779,796	49,965,861	10,659,754
Futures contracts	—	161,497	—	854,007
Foreign currency and forward contract transactions	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	12,434,404	(7,759,329)	55,838,122	4,285,064
Futures contracts	—	144,149	—	81,415
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	41,345,827	9,326,113	105,803,983	15,880,240
Net Increase/(Decrease) in Net Assets Resulting From Operations	$42,301,088	$11,801,868	$108,765,346	$17,801,521

(a)	Includes foreign capital gain taxes paid of $2,221.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Partner Worldwide Allocation Portfolio	Large Cap Stock Portfolio	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Index Portfolio

$34,246,495	$11,134,604	$666,349	$4,418,251	$616,309	$15,223,704	$7,593,354
5,157,445	302,035	1,427	5,645	143	148	4,738
305,547	91,841	12,349	361	30,806	1,033	8,348
155,981	255,215	7,290	197,784	12,646	173,828	137,631
(3,277,620)	(657,922)	—	—	(1,384)	(59,056)	—
36,587,848	11,125,773	687,415	4,622,041	658,520	15,339,657	7,744,071

4,379,177	2,910,481	25,568	2,148,673	168,206	4,167,020	759,334
2,961,711	—	300,069	—	269,301	—	—
208,696	130,912	49,519	142,062	52,789	171,956	112,137
33,533	17,194	14,531	16,887	14,588	16,986	16,337
426,378	63,952	3,553	12,624	23,163	24,331	21,610
5,959	4,275	2,522	4,609	2,581	5,065	3,716
44,606	28,446	5,164	38,303	5,231	34,683	21,263
49,561	15,673	5,621	9,669	5,600	10,649	9,449
8,109,621	3,170,933	406,547	2,372,827	541,459	4,430,690	943,846

(346,271)	—	—	—	(2,989)	—	—
7,763,350	3,170,933	406,547	2,372,827	538,470	4,430,690	943,846
28,824,498	7,954,840	280,868	2,249,214	120,050	10,908,967	6,800,225

60,637,963 (a)	32,848,417	2,850,491	14,646,652	8,010,327	31,693,900	207,306
2,012,963	13,622,368	—	(9,660)	—	—	1,676,748
(412,764)	(4,130)	—	—	(40)	—	—

142,492,360	46,560,811	6,697,481	135,061,714	15,441,497	28,086,089	56,790,200
107,494	(3,310,743)	—	—	—	—	83,149
92,331	—	—	—	—	—	—
377,268	38,569	—	—	—	—	—
205,307,615	89,755,292	9,547,972	149,698,706	23,451,784	59,779,989	58,757,403
$234,132,113	$97,710,132	$9,828,840	$151,947,920	$23,571,834	$70,688,956	$65,557,628

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2017 (unaudited)	Low Volatility Equity Portfolio(a)	Multidimensional Income Portfolio(a)	High Yield Portfolio	Income Portfolio
Investment Income
Dividends	$24,260	$76,200	$294,440	$619,976
Interest	280	53,430	23,479,546	25,490,607
Income from mortgage dollar rolls	—	9,180	—	767,386
Income from securities loaned, net	—	—	293,188	65,045
Income from affiliated investments	1,622	14,127	164,447	402,113
Foreign tax withholding	(857)	—	—	—
Total Investment Income	25,305	152,937	24,231,621	27,345,127
Expenses
Adviser fees	5,669	18,445	1,610,809	2,888,056
Administrative service fees	13,513	13,970	116,513	177,183
Amortization of offering costs	201	201	—	—
Audit and legal fees	7,256	8,724	17,344	18,838
Custody fees	2,140	2,200	9,468	21,804
Insurance expenses	740	750	3,965	5,358
Directors’ fees	1,201	1,201	25,425	39,569
Other expenses	3,146	3,062	17,953	23,531
Total Expenses Before Reimbursement	33,866	48,553	1,801,477	3,174,339
Less:
Reimbursement from adviser	(26,307)	(16,694)	—	—
Total Net Expenses	7,559	31,859	1,801,477	3,174,339
Net Investment Income/(Loss)	17,746	121,078	22,430,144	24,170,788
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	6,035	9,548	(5,143,390)	2,536,126
Futures contracts	14,464	681	—	(47,709)
Foreign currency and forward contract transactions	(1,233)	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	75,600	(13,484)	18,182,821	27,553,703
Futures contracts	(2,250)	(269)	—	454,821
Foreign currency transactions	31	—	—	—
Net Realized and Unrealized Gains/(Losses)	92,647	(3,524)	13,039,431	30,496,941
Net Increase/(Decrease) in Net Assets Resulting From Operations	$110,393	$117,554	$35,469,575	$54,667,729

(a)	For the period from April 28, 2017 (inception) through June 30, 2017.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2017 (unaudited)	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio
Investment Income
Dividends	$96,414	$112,495	$—
Interest	1,728,235	9,767,942	703,088
Income from mortgage dollar rolls	577,394	143,533	—
Income from securities loaned, net	4,344	7,288	—
Income from affiliated investments	69,083	186,161	—
Total Investment Income	2,475,470	10,217,419	703,088
Expenses
Adviser fees	341,167	1,763,374	321,870
Administrative service fees	58,521	123,760	57,473
Audit and legal fees	14,615	17,612	14,298
Custody fees	7,605	16,990	7,017
Insurance expenses	2,713	4,174	2,684
Directors’ fees	6,721	27,990	3,785
Other expenses	10,988	21,452	7,103
Total Expenses Before Reimbursement	442,330	1,975,352	414,230
Total Net Expenses	442,330	1,975,352	414,230
Net Investment Income/(Loss)	2,033,140	8,242,067	288,858
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	28,358	238,232	(38)
Written option contracts	—	18,727	—
Futures contracts	—	(1,246,090)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	2,249,869	6,773,402	—
Futures contracts	—	(634,673)	—
Net Realized and Unrealized Gains/(Losses)	2,278,227	5,149,598	(38)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,311,367	$13,391,665	$288,820

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$6,230,066	$8,808,951	$48,008,825	$70,676,110
Net realized gains/(losses)	60,213,935	7,387,253	217,377,950	49,681,923
Change in net unrealized appreciation/(depreciation)	45,406,397	82,962,845	160,837,314	377,405,782
Net Change in Net Assets Resulting From Operations	111,850,398	99,159,049	426,224,089	497,763,815
Distributions to Shareholders
From net investment income	(8,724,300)	(9,699,089)	(69,773,321)	(71,972,085)
From net realized gains	(5,753,453)	(53,887,684)	(40,723,582)	(205,042,436)
Total Distributions to Shareholders	(14,477,753)	(63,586,773)	(110,496,903)	(277,014,521)
Capital Stock Transactions
Sold	35,225,064	53,379,686	63,447,594	117,943,428
Distributions reinvested	14,477,753	63,586,773	110,496,903	277,014,521
Redeemed	(23,553,794)	(56,669,269)	(78,886,090)	(188,096,646)
Total Capital Stock Transactions	26,149,023	60,297,190	95,058,407	206,861,303
Net Increase/(Decrease) in Net Assets	123,521,668	95,869,466	410,785,593	427,610,597
Net Assets, Beginning of Period	1,063,427,989	967,558,523	5,325,689,216	4,898,078,619
Net Assets, End of Period	$1,186,949,657	$1,063,427,989	$5,736,474,809	$5,325,689,216
Accumulated Undistributed Net Investment Income/(Loss)	$6,434,749	$8,928,983	$49,035,127	$70,799,623
Capital Stock Share Transactions
Sold	2,276,944	3,855,769	4,239,298	8,584,715
Distributions reinvested	912,180	4,904,949	7,300,175	21,432,624
Redeemed	(1,521,230)	(4,037,160)	(5,252,986)	(13,686,052)

Total Capital Stock Share Transactions	1,667,894	4,723,558	6,286,487	16,331,287

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Growth and Income Plus Portfolio		Balanced Income Plus Portfolio
6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016

$96,776,918	$159,350,677	$53,083,315	$89,205,068	$965,352	$1,734,504	$5,095,680	$9,361,399
256,870,087	64,125,120	81,904,990	51,163,304	803,592	(1,789,555)	3,162,442	(2,334,659)
222,902,564	538,197,975	89,564,195	165,965,607	4,397,598	5,212,328	13,256,084	15,140,361
576,549,569	761,673,772	224,552,500	306,333,979	6,166,542	5,157,277	21,514,206	22,167,101

(157,942,953)	(149,917,958)	(88,367,508)	(74,694,401)	(1,761,823)	(1,812,791)	(8,894,300)	(8,280,417)
(54,363,306)	(226,127,215)	(45,666,776)	(49,387,817)	–	(1,403,976)	–	(11,442,058)
(212,306,259)	(376,045,173)	(134,034,284)	(124,082,218)	(1,761,823)	(3,216,767)	(8,894,300)	(19,722,475)

37,325,249	109,443,688	77,908,777	351,516,759	4,598,841	12,525,190	18,239,770	46,346,621
212,306,259	376,045,173	134,034,284	124,082,218	1,761,823	3,216,767	8,894,300	19,722,475
(140,427,668)	(266,975,796)	(52,470,958)	(62,889,975)	(7,663,019)	(8,901,681)	(11,904,151)	(26,216,280)
109,203,840	218,513,065	159,472,103	412,709,002	(1,302,355)	6,840,276	15,229,919	39,852,816

473,447,150	604,141,664	249,990,319	594,960,763	3,102,364	8,780,786	27,849,825	42,297,442
9,261,396,478	8,657,254,814	4,695,068,603	4,100,107,840	87,559,847	78,779,061	355,373,986	313,076,544
$9,734,843,628	$9,261,396,478	$4,945,058,922	$4,695,068,603	$90,662,211	$87,559,847	$383,223,811	$355,373,986
$98,220,202	$159,386,237	$53,434,618	$88,718,811	$900,650	$1,697,121	$5,446,731	$9,245,351

2,651,492	8,291,033	5,954,266	28,042,093	431,482	1,239,808	1,250,146	3,303,376
14,993,168	29,672,472	10,284,855	10,125,441	164,561	334,770	609,955	1,473,817
(9,925,958)	(20,205,143)	(3,997,908)	(5,028,395)	(720,165)	(893,012)	(815,968)	(1,877,855)

7,718,702	17,758,362	12,241,213	33,139,139	(124,122)	681,566	1,044,133	2,899,338

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$10,186,973	$18,535,500	$2,553,830	$3,987,002
Net realized gains/(losses)	2,468,877	(7,243,101)	4,379	(504,475)
Change in net unrealized appreciation/(depreciation)	17,137,508	23,827,655	1,353,403	3,094,039
Net Change in Net Assets Resulting From Operations	29,793,358	35,120,054	3,911,612	6,576,566
Distributions to Shareholders
From net investment income	(18,882,918)	(17,529,531)	(2,583,948)	(3,939,453)
From net realized gains	—	(1,400,147)	—	—
Total Distributions to Shareholders	(18,882,918)	(18,929,678)	(2,583,948)	(3,939,453)
Capital Stock Transactions
Sold	41,854,670	65,711,402	19,601,133	48,746,545
Distributions reinvested	18,882,918	18,929,678	2,583,948	3,939,453
Redeemed	(10,139,286)	(17,612,443)	(4,670,699)	(14,628,664)
Total Capital Stock Transactions	50,598,302	67,028,637	17,514,382	38,057,334
Net Increase/(Decrease) in Net Assets	61,508,742	83,219,013	18,842,046	40,694,447
Net Assets, Beginning of Period	562,791,798	479,572,785	140,359,414	99,664,967
Net Assets, End of Period	$624,300,540	$562,791,798	$159,201,460	$140,359,414
Accumulated Undistributed Net Investment Income/(Loss)	$9,968,258	$18,664,203	$7,522	$37,640
Capital Stock Share Transactions
Sold	5,244,277	8,581,927	1,930,354	4,825,048
Distributions reinvested	2,386,919	2,550,516	254,300	392,526
Redeemed	(1,265,489)	(2,313,107)	(460,167)	(1,463,262)

Total Capital Stock Share Transactions	6,365,707	8,819,336	1,724,487	3,754,312

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Partner Healthcare Portfolio		Partner Emerging Markets Equity Portfolio		Real Estate Securities Portfolio		Small Cap Stock Portfolio
6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016

$287,172	$257,870	$540,793	$500,262	$2,178,741	$3,000,422	$955,261	$2,417,398
13,643,027	(25,872,629)	(52,838)	544,416	(168,333)	9,801	28,911,423	33,252,812
18,508,439	(5,247,215)	9,690,612	3,926,129	2,388,527	8,247,377	12,434,404	68,760,261
32,438,638	(30,861,974)	10,178,567	4,970,807	4,398,935	11,257,600	42,301,088	104,430,471

(494,439)	(7,625,521)	(507,471)	(510,872)	(2,965,031)	(2,477,260)	(1,913,807)	(1,427,353)
—	(6,901,059)	—	—	(214,463)	(660,933)	(32,334,318)	(20,830,835)
(494,439)	(14,526,580)	(507,471)	(510,872)	(3,179,494)	(3,138,193)	(34,248,125)	(22,258,188)

8,161,261	20,963,705	10,181,557	11,839,342	6,257,111	24,335,056	9,022,598	8,684,051
494,439	14,526,580	507,471	510,872	3,179,494	3,138,193	34,248,125	22,258,188
(8,812,077)	(18,915,747)	(1,671,449)	(3,801,159)	(7,434,607)	(11,102,876)	(8,576,422)	(20,769,745)
(156,377)	16,574,538	9,017,579	8,549,055	2,001,998	16,370,373	34,694,301	10,172,494

31,787,822	(28,814,016)	18,688,675	13,008,990	3,221,439	24,489,780	42,747,264	92,344,777
163,420,864	192,234,880	56,473,689	43,464,699	180,028,087	155,538,307	506,113,339	413,768,562
$195,208,686	$163,420,864	$75,162,364	$56,473,689	$183,249,526	$180,028,087	$548,860,603	$506,113,339
$(11,680)	$195,587	$459,525	$426,203	$2,165,052	$2,951,342	$870,233	$1,828,779

487,453	1,229,575	802,298	1,038,037	267,225	1,040,150	470,238	521,560
27,533	906,670	38,360	46,143	134,729	132,685	1,842,149	1,503,525
(539,043)	(1,132,464)	(131,892)	(340,356)	(316,395)	(491,936)	(447,227)	(1,307,173)

(24,057)	1,003,781	708,766	743,824	85,559	680,899	1,865,160	717,912

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Small Cap Index Portfolio		Mid Cap Stock Portfolio
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$2,475,755	$3,790,718	$2,961,363	$5,666,415
Net realized gains/(losses)	16,941,293	26,131,755	49,965,861	131,926,071
Change in net unrealized appreciation/(depreciation)	(7,615,180)	49,270,323	55,838,122	196,840,008
Net Change in Net Assets Resulting From Operations	11,801,868	79,192,796	108,765,346	334,432,494
Distributions to Shareholders
From net investment income	(3,770,585)	(3,140,256)	(5,597,742)	(4,831,544)
From net realized gains	(25,479,423)	(22,598,303)	(126,174,729)	(131,855,876)
Total Distributions to Shareholders	(29,250,008)	(25,738,559)	(131,772,471)	(136,687,420)
Capital Stock Transactions
Sold	38,203,564	60,369,176	24,690,324	17,646,659
Distributions reinvested	29,250,008	25,738,559	131,772,471	136,687,420
Redeemed	(9,385,934)	(17,697,606)	(24,695,042)	(54,718,867)
Total Capital Stock Transactions	58,067,638	68,410,129	131,767,753	99,615,212
Net Increase/(Decrease) in Net Assets	40,619,498	121,864,366	108,760,628	297,360,286
Net Assets, Beginning of Period	401,731,935	279,867,569	1,491,940,542	1,194,580,256
Net Assets, End of Period	$442,351,433	$401,731,935	$1,600,701,170	$1,491,940,542
Accumulated Undistributed Net Investment Income/(Loss)	$2,428,708	$3,723,538	$2,788,936	$5,425,315
Capital Stock Share Transactions
Sold	2,088,229	3,692,564	1,252,199	1,010,543
Distributions reinvested	1,694,150	1,755,053	7,089,382	9,015,785
Redeemed	(513,714)	(1,097,646)	(1,245,439)	(3,243,947)

Total Capital Stock Share Transactions	3,268,665	4,349,971	7,096,142	6,782,381

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio		Large Cap Stock Portfolio		Partner All Cap Portfolio
6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016

$1,921,281	$3,029,943	$28,824,498	$38,647,828	$7,954,840	$12,166,995	$280,868	$528,914
11,513,761	10,170,468	62,238,162	(28,204,797)	46,466,655	20,771,336	2,850,491	(678,096)
4,366,479	30,176,725	143,069,453	43,218,754	43,288,637	13,487,933	6,697,481	5,420,396
17,801,521	43,377,136	234,132,113	53,661,785	97,710,132	46,426,264	9,828,840	5,271,214

(3,034,535)	(1,921,723)	(39,554,008)	(35,720,547)	(12,790,679)	(10,892,157)	(504,651)	(240,353)
(10,882,649)	(11,233,356)	—	—	(6,231,643)	—	—	(4,074,564)
(13,917,184)	(13,155,079)	(39,554,008)	(35,720,547)	(19,022,322)	(10,892,157)	(504,651)	(4,314,917)

40,783,609	69,403,024	17,181,713	18,483,768	5,863,528	6,567,049	3,538,762	11,037,988
13,917,184	13,155,079	39,554,008	35,720,547	19,022,322	10,892,157	504,651	4,314,917
(2,676,004)	(5,278,292)	(19,557,243)	(22,969,541)	(12,296,209)	(26,483,492)	(4,808,461)	(7,602,381)
52,024,789	77,279,811	37,178,478	31,234,774	12,589,641	(9,024,286)	(765,048)	7,750,524

55,909,126	107,501,868	231,756,583	49,176,012	91,277,451	26,509,821	8,559,141	8,706,821
287,672,158	180,170,290	1,654,736,634	1,605,560,622	905,425,151	878,915,330	94,921,923	86,215,102
$343,581,284	$287,672,158	$1,886,493,217	$1,654,736,634	$996,702,602	$905,425,151	$103,481,064	$94,921,923
$1,890,002	$3,003,256	$26,960,955	$37,690,465	$7,406,248	$12,242,087	$284,790	$508,573

2,309,021	4,383,386	1,726,553	2,065,052	449,690	572,866	252,533	883,585
807,941	893,433	3,897,945	4,194,226	1,448,150	1,002,426	35,527	368,655
(151,045)	(337,826)	(1,963,284)	(2,561,643)	(951,975)	(2,309,504)	(345,187)	(607,926)

2,965,917	4,938,993	3,661,214	3,697,635	945,865	(734,212)	(57,127)	644,314

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Large Cap Growth Portfolio		Partner Growth Stock Portfolio
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$2,249,214	$5,648,313	$120,050	$137,840
Net realized gains/(losses)	14,636,992	(646,285)	8,010,287	1,466,209
Change in net unrealized appreciation/(depreciation)	135,061,714	(23,172,012)	15,441,497	889,198
Net Change in Net Assets Resulting From Operations	151,947,920	(18,169,984)	23,571,834	2,493,247
Distributions to Shareholders
From net investment income	(315,878)	(5,522,479)	(128,959)	—
From net realized gains	(323,424)	(85,392,249)	(1,595,948)	(5,258,920)
Total Distributions to Shareholders	(639,302)	(90,914,728)	(1,724,907)	(5,258,920)
Capital Stock Transactions
Sold	7,997,940	17,102,897	9,658,316	21,765,516
Distributions reinvested	639,302	90,914,728	1,724,907	5,258,920
Redeemed	(52,317,105)	(105,532,973)	(6,354,680)	(12,983,981)
Total Capital Stock Transactions	(43,679,863)	2,484,652	5,028,543	14,040,455
Net Increase/(Decrease) in Net Assets	107,628,755	(106,600,060)	26,875,470	11,274,782
Net Assets, Beginning of Period	1,003,050,294	1,109,650,354	121,348,432	110,073,650
Net Assets, End of Period	$1,110,679,049	$1,003,050,294	$148,223,902	$121,348,432
Accumulated Undistributed Net Investment Income/(Loss)	$1,969,895	$36,559	$106,832	$115,741
Capital Stock Share Transactions
Sold	262,483	600,671	471,607	1,251,720
Distributions reinvested	20,036	3,505,276	81,024	323,099
Redeemed	(1,715,467)	(3,737,485)	(320,298)	(735,520)

Total Capital Stock Share Transactions	(1,432,948)	368,462	232,333	839,299

(a)	For the period from April 28, 2017 (inception) through June 30, 2017

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Large Cap Value Portfolio		Large Cap Index Portfolio		Low Volatility Equity Portfolio	Multidimensional Income Portfolio
6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)(a)	6/30/2017 (unaudited)(a)

$10,908,967	$20,271,586	$6,800,225	$11,423,336	$17,746	$121,078
31,693,900	39,653,657	1,884,054	4,679,606	19,266	10,229
28,086,089	139,629,657	56,873,349	51,129,250	73,381	(13,753)
70,688,956	199,554,900	65,557,628	67,232,192	110,393	117,554

(19,778,143)	(16,286,358)	(11,015,237)	(10,883,022)	—	—
(39,908,690)	(70,697,664)	(5,113,220)	(3,760,238)	—	—
(59,686,833)	(86,984,022)	(16,128,457)	(14,643,260)	—	—

8,752,668	18,947,215	76,832,469	127,865,686	8,100,022	22,259,213
59,686,833	86,984,022	16,128,457	14,643,260	—	—
(11,234,567)	(16,717,880)	(12,731,124)	(24,979,907)	(2,319,596)	(2,259,342)
57,204,934	89,213,357	80,229,802	117,529,039	5,780,426	19,999,871

68,207,057	201,784,235	129,658,973	170,117,971	5,890,819	20,117,425
1,348,802,433	1,147,018,198	691,297,030	521,179,059	—	—
$1,417,009,490	$1,348,802,433	$820,956,003	$691,297,030	$5,890,819	$20,117,425
$11,254,661	$20,123,837	$7,106,386	$11,321,398	$17,746	$121,078

502,173	1,188,892	2,340,915	4,344,678	804,319	2,225,271
3,544,854	6,075,364	486,431	523,643	—	—
(642,166)	(1,081,694)	(386,935)	(857,549)	(225,897)	(225,284)

3,404,861	6,182,562	2,440,411	4,010,772	578,422	1,999,987

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	High Yield Portfolio		Income Portfolio
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$22,430,144	$42,261,652	$24,170,788	$48,384,559
Net realized gains/(losses)	(5,143,390)	(15,894,469)	2,488,417	3,510,248
Change in net unrealized appreciation/(depreciation)	18,182,821	63,124,768	28,008,524	28,762,460
Net Change in Net Assets Resulting From Operations	35,469,575	89,491,951	54,667,729	80,657,267
Distributions to Shareholders
From net investment income	(22,262,532)	(42,506,756)	(24,342,800)	(48,254,930)
From net realized gains	—	—	(3,368,714)	(1,034,971)
Total Distributions to Shareholders	(22,262,532)	(42,506,756)	(27,711,514)	(49,289,901)
Capital Stock Transactions
Sold	17,344,979	26,319,016	16,868,229	44,403,247
Distributions reinvested	22,262,532	42,506,756	27,711,514	49,289,901
Redeemed	(16,174,016)	(36,848,704)	(15,494,325)	(33,671,684)
Total Capital Stock Transactions	23,433,495	31,977,068	29,085,418	60,021,464
Net Increase/(Decrease) in Net Assets	36,640,538	78,962,263	56,041,633	91,388,830
Net Assets, Beginning of Period	791,095,775	712,133,512	1,427,409,263	1,336,020,433
Net Assets, End of Period	$827,736,313	$791,095,775	$1,483,450,896	$1,427,409,263
Accumulated Undistributed Net Investment Income/(Loss)	$20,442	$(147,170)	$13,554	$185,566
Capital Stock Share Transactions
Sold	3,591,955	5,610,450	1,659,118	4,320,096
Distributions reinvested	4,610,760	9,182,735	2,719,807	4,856,942
Redeemed	(3,347,656)	(8,008,229)	(1,522,141)	(3,330,645)

Total Capital Stock Share Transactions	4,855,059	6,784,956	2,856,784	5,846,393

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Bond Index Portfolio		Limited Maturity Bond Portfolio		Money Market Portfolio
6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016

$2,033,140	$3,075,702	$8,242,067	$16,484,318	$288,858	$—
28,358	(785,140)	(989,131)	314,571	(38)	(2,844)
2,249,869	(858,199)	6,138,729	6,732,921	—	—
4,311,367	1,432,363	13,391,665	23,531,810	288,820	(2,844)

(2,041,651)	(3,058,253)	(8,542,506)	(16,476,116)	(288,858)	—
—	(352,623)	—	—	—	—
(2,041,651)	(3,410,876)	(8,542,506)	(16,476,116)	(288,858)	—

11,730,019	51,987,425	21,711,216	61,547,128	24,075,283	99,009,053
2,041,651	3,410,876	8,542,506	16,476,116	288,858	—
(10,064,800)	(15,781,293)	(24,870,863)	(24,889,095)	(39,157,636)	(53,961,769)
3,706,870	39,617,008	5,382,859	53,134,149	(14,793,495)	45,047,284

5,976,586	37,638,495	10,232,018	60,189,843	(14,793,533)	45,044,440
194,932,028	157,293,533	884,086,436	823,896,593	191,924,899	146,880,459
$200,908,614	$194,932,028	$894,318,454	$884,086,436	$177,131,366	$191,924,899
$8,336	$16,847	$87,116	$387,555	$—	$—

1,073,104	4,651,143	2,204,875	6,270,691	24,075,283	99,009,053
187,114	305,984	867,612	1,682,484	288,858	—
(923,316)	(1,431,118)	(2,526,598)	(2,543,844)	(39,157,636)	(53,961,769)

336,902	3,526,009	545,889	5,409,331	(14,793,495)	45,047,284

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a corporation organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is divided into twenty-nine separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, four income plus Portfolios, fifteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 - Financial Services - Investment Companies.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 30, 2017, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2013 through 2016. Additionally, as of June 30, 2017, the tax year ended December 31, 2012 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 30, 2017, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, in certain foreign markets where declaration of the dividend follows the ex-dividend date, the dividend will be recorded as soon as the Portfolio is informed of the declaration date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio, and Opportunity Income Plus Portfolio; declared daily and reinvested monthly for the Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(G) Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the six months ended June 30, 2017, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Opportunity Income Plus Portfolio, Diversified Income Plus Portfolio, Balanced Income Plus Portfolio, and Limited Maturity Bond Portfolio used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the six months ended June 30, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, Multidimensional Income Portfolio, Income Portfolio and Limited Maturity Bond Portfolio used treasury futures to manage the duration and yield curve exposure of the Portfolio versus the benchmark.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

During the six months ended June 30, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Stock Portfolio, Large Cap Growth Portfolio, Large Cap Index Portfolio and Low Volatility Equity Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

During the six months ended June 30, 2017, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the six months ended June 30 2017, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the portfolio.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Aggressive Allocation
Futures Contracts	366,870	—	366,870	116,277	—	—	250,593(*)
Moderately Aggressive
Allocation
Futures Contracts	1,971,006	—	1,971,006	618,644	—	—	1,352,362(*)
Moderate Allocation
Futures Contracts	2,149,962	—	2,149,962	1,257,501	—	—	892,461(*)
Moderately Conservative
Allocation
Futures Contracts	656,694	—	656,694	656,694	—	—	—
Growth and Income Plus
Futures Contracts	1,825	—	1,825	1,825	—	—	—
Balanced Income Plus
Futures Contracts	13,271	—	13,271	13,271	—	—	—
Diversified Income Plus
Futures Contracts	16,883	—	16,883	16,883	—	—	—
Opportunity Income Plus
Futures Contracts	9,469	—	9,469	9,469	—	—	—
Mid Cap Index
Futures Contracts	5,907	—	5,907	—	—	—	5,907(*)
Partner Worldwide Allocation
Futures Contracts	1,112,705	—	1,112,705	1,112,705	—	—	—
Exchange Contracts	1,465,191	—	1,465,191	1,161,653	—	—	303,538(†)
Large Cap Stock
Futures Contracts	42,291	—	42,291	42,291	—	—	—
Large Cap Index
Futures Contracts	11,255	—	11,255	—	—	—	11,255(*)
Income
Futures Contracts	328,795	—	328,795	284,625	—	—	44,170(*)
Limited Maturity Bond
Futures Contracts	308,621	—	308,621	100,125	—	—	208,496(*)

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.
(†)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Aggressive Allocation
Futures Contracts	116,277	—	116,277	116,277	—	—	—
Moderately Aggressive
Allocation
Futures Contracts	618,644	—	618,644	618,644	—	—	—
Securities Lending	43,718,945	—	43,718,945	42,525,960	—	—	1,192,985	^
Moderate Allocation
Futures Contracts	1,257,501	—	1,257,501	1,257,501	—	—	—
Securities Lending	81,917,400	—	81,917,400	79,403,893	—	—	2,513,507	^
Moderately Conservative
Allocation
Futures Contracts	690,048	—	690,048	656,694	—	33,354	—
Securities Lending	28,219,107	—	28,219,107	27,310,400	—	—	908,707	^
Growth and Income Plus
Futures Contracts	2,094	—	2,094	1,825	—	269	—
Balanced Income Plus
Futures Contracts	22,784	—	22,784	13,271	—	9,513	—
Options Written	185	—	185	185	—	—	—
Securities Lending	5,142,025	—	5,142,025	4,982,058	—	—	159,967	^
Diversified Income Plus
Futures Contracts	61,874	—	61,874	16,883	—	44,991	—
Options Written	260	—	260	260	—	—	—
Securities Lending	1,140,232	—	1,140,232	1,074,855	—	—	65,377	^
Opportunity Income Plus
Futures Contracts	11,253	—	11,253	9,469	—	1,784	—
Options Written	158	—	158	158	—	—	—
Small Cap Stock
Securities Lending	17,530,042	—	17,530,042	17,195,173	—	—	334,869	^
Small Cap Index
Futures Contracts	22,786	—	22,786	—	—	22,786	—
Securities Lending	26,659,443	—	26,659,443	25,845,565	—	—	813,878	^
Mid Cap Stock
Securities Lending	9,875,250	—	9,875,250	9,721,008	—	—	154,242	^
Mid Cap Index
Securities Lending	12,440,069	—	12,440,069	12,034,031	—	—	406,038	^
Partner Worldwide Allocation
Futures Contracts	1,158,148	—	1,158,148	1,112,705	—	45,443	—
Exchange Contracts	1,414,180	—	1,414,180	1,161,653	252,527	—	—
Securities Lending	26,722,327	—	26,722,327	25,427,828	—	—	1,294,499	^
Large Cap Stock
Futures Contracts	258,600	—	258,600	42,291	—	216,309	—
Securities Lending	9,153,817	—	9,153,817	8,672,404	—	—	481,413	^
Partner All Cap
Securities Lending	2,782,878	—	2,782,878	2,732,229	—	—	50,649	^
Partner Growth Stock
Securities Lending	4,132,862	—	4,132,862	4,132,862	—	—	—
Large Cap Value
Securities Lending	9,133,600	—	9,133,600	8,810,662	—	—	322,938	^
Large Cap Index
Securities Lending	2,230,365	—	2,230,365	2,178,952	—	—	51,413	^
Low Volatility Equity
Futures Contracts	1,922	—	1,922	—	—	1,922	—

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Multidimensional Income
Futures Contracts	172	—	172	—	—	172	—
High Yield
Securities Lending	108,822,574	—	108,822,574	104,752,242	—	—	4,070,332	^
Income
Futures Contracts	284,625	—	284,625	284,625	—	—	—
Securities Lending	38,048,799	—	38,048,799	36,786,562	—	—	1,262,237	^
Bond Index
Securities Lending	464,000	—	464,000	445,517	—	—	18,483	^
Limited Maturity Bond
Futures Contracts	100,125	—	100,125	100,125	—	—	—
Securities Lending	3,812,510	—	3,812,510	3,705,161	—	—	107,349	^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Portfolios are required to segregate collateral with the fund custodian - depending on market movements - on their mortgage dollar rolls. The value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of collateral received. Any additional collateral is adjusted and settled on the next business day. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Portfolios receive income and corporate action proceeds from Duetsche that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Portfolio could lose money. Generally, in the event of borrower default, the Portfolio has the right to use the collateral to offset any losses incurred. However, in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

As of June 30, 2017, the value of securities on loan is as follows:

Portfolio	Securities on Loan
Moderately Aggressive Allocation	$42,525,960
Moderate Allocation	79,403,893
Moderately Conservative Allocation	27,310,400
Balanced Income Plus	4,982,058
Diversified Income Plus	1,074,855
Small Cap Stock	17,195,173
Small Cap Index	25,845,565
Mid Cap Stock	9,721,008
Mid Cap Index	12,034,031
Partner Worldwide Allocation	25,427,828
Large Cap Stock	8,672,404
Partner All Cap	2,732,229
Partner Growth Stock	4,240,366
Large Cap Value	8,810,662
Large Cap Index	2,178,952
High Yield	104,752,242
Income	36,786,562
Bond Index	445,517
Limited Maturity Bond	3,705,161

(J) When-Issued and Delayed Delivery Transactions – Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2017, none of the Portfolios engaged in this type of investment.

(M) Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2017, none of the Portfolios engaged in these types of transactions.

(N) Stripped Securities – Certain Portfolios may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk – The Portfolios may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(R) Loss Contingencies – Thrivent High Yield Portfolio and Thrivent Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. Thrivent High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Portfolio is named as a defendant in this action, but management does not expect that the Portfolio’s assets will be subject to a loss contingency.

Thrivent Balanced Income Plus Portfolio (formerly known as Thrivent Balanced Portfolio) and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district court has dismissed the claims, but the dismissals are on appeal. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Thrivent Mid Cap Index Portfolio owned shares of Lyondell stock before the merger and on December 21, 2007 tendered its shares of Lyondell for $1,542,720. On July 27, 2016, the Southern District of New York reversed a bankruptcy court’s dismissal of the intentional fraudulent transfer count in a related adversary proceeding. The action against the Portfolio remains pending, and Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Opportunity Income Plus Portfolio (formerly known as Mortgage Securities Portfolio) was obligated to pay $133,203 to Lehman Brothers as of October 14, 2008. Because of the collapse of Lehman Brothers, the securities and obligations remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity Income Plus Portfolio could be required to pay all or a portion of the $133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability because of amounts owed to the Portfolio by Lehman Brothers at the time of its bankruptcy. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(S) Litigation – Awards from class action litigation are recorded as realized gains on payment date.

(T) Bank Loans (Leveraged Loans) – Certain Portfolios may invest in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade. A portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks. Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a portfolio to make additional investments. Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered Rate (“LIBOR”), plus a premium. Income is recorded daily on bank loan securities. On an ongoing basis, a portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan. This commitment fee is accrued as income over the term of the bank loan. A portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan. Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.

(U) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Low Volatility Equity Portfolio and Multidimensional Income Portfolio are costs incurred by the Portfolios in order to establish them for sale. These costs generally include any legal costs associated with registering the Portfolios. These costs are amortized over a period of 12 months from inception.

(V) Recent Accounting Pronouncements –

Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulation S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures about derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

(W) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Aggressive Allocation	0.750%	0.725%	0.700%	0.675%	0.650%
Moderately Aggressive Allocation	0.700%	0.675%	0.650%	0.625%	0.600%
Moderate Allocation	0.650%	0.625%	0.600%	0.575%	0.550%
Moderately Conservative Allocation	0.600%	0.575%	0.550%	0.525%	0.500%

Portfolio (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $250M	Over $250M
Partner Healthcare	0.950%	0.900%	0.850%	0.800%

Portfolio (M – Millions)	$0 to $100M	Over $100M
Low Volatility Equity	0.600%	0.500%
Multidimensional Income	0.550%	0.500%

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Portfolio (M – Millions)	$0 to $50M	Over $50 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $1,500M	Over $1,500 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Opportunity Income Plus	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Partner All Cap	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Money Market	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%

(B) Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio. The amounts listed as subadviser fees in the Statement of Operations is the portion of the investment advisory fee that is paid to the subadviser. The amount listed as adviser fees in the Statement of Operations is the portion of the investment advisory fee that is retained by the investment adviser.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner Emerging Markets Equity Fund and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen. Thrivent Partner Emerging Markets Equity Fund and Thrivent Partner Worldwide Allocation Fund are presented under a separate shareholder report.

Partner Worldwide Allocation Portfolio

The Adviser has entered into subadvisory agreements with Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio, Partner Emerging Markets Equity Fund and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen. Partner Emerging Markets Equity Fund and Partner Worldwide Allocation Fund are presented under a separate shareholder report.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with FIAM, LLC (“FIAM”) for the performance of subadvisory services. FIAM is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

(C) Expense Reimbursements – For the period ended June 30, 2017, voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Partner Healthcare	0.07%	N/A

For the period ended June 30, 2017, contractual expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Partner Worldwide Allocation	0.04%	4/30/2018

For the period ended June 30, 2017, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Growth and Income Plus	0.80%	4/30/2018
Partner Healthcare	0.95%	4/30/2018
Partner Emerging Markets Equity	1.30%	4/30/2018
Partner All Cap	0.85%	4/30/2018
Partner Growth Stock	0.80%	4/30/2018
Low Volatility Equity	0.80%	4/30/2018
Multidimensional Income	0.95%	4/30/2018

The four Asset Allocation Portfolios paid one fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser. For the period ended June 30, 2017, the following expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Aggressive Allocation	0.21%	N/A
Moderately Aggressive Allocation	0.23%	N/A
Moderate Allocation	0.17%	N/A
Moderately Conservative Allocation	0.13%	N/A

Expense reimbursements are accrued daily and paid by Thrivent Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

(D) Other Expenses – The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial. These fees are accrued daily and paid monthly. For the six months ended June 30, 2017, the Adviser received aggregate fees for accounting and administrative personnel and services of $4,438,007 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of the Fund. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $464,493 in fees from the Fund for the six months ended June 30, 2017. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(E) Indirect Expenses – Some Portfolios invest in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Fund and the Adviser.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2017, the tax-basis balance has not yet been determined.

At December 31, 2016, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Growth and Income Plus	$1,801,993	Unlimited

Balanced Income Plus	2,255,704	Unlimited

Diversified Income Plus	6,562,083	Unlimited

Opportunity Income Plus	2,177,272	Unlimited

Partner Healthcare	24,411,937	Unlimited

Partner Emerging Markets	691,268	Unlimited

Partner Worldwide Allocation	50,291,094	Unlimited

Partner All Cap	651,767	Unlimited

High Yield	46,838,004	2017
	28,031,031	Unlimited

	74,869,035

Bond Index	785,175	Unlimited

Limited Maturity Bond	4,353,022	2017

Money Market	2,844	Unlimited

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

In addition to the capital loss carryovers noted above, $119,995,485 and $24,454,205 in Partner Worldwide Allocation Portfolio and High Yield Portfolio respectively, expired during the fiscal year 2016.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$269,188	$281,205
Moderately Aggressive Allocation	1,307,899	1,215,967
Moderate Allocation	2,219,589	1,915,553
Moderately Conservative Allocation	989,830	740,434
Growth and Income Plus	35,499	36,395
Balanced Income Plus	156,184	136,348
Diversified Income Plus	220,220	179,023
Opportunity Income Plus	67,490	48,178
Partner Healthcare	139,537	144,393
Partner Emerging Markets Equity	11,043	2,547
Real Estate Securities	18,675	15,344
Small Cap Stock	132,468	124,858
Small Cap Index	76,720	43,097
Mid Cap Stock	263,114	160,466
Mid Cap Index	77,657	37,144
Partner Worldwide Allocation	779,229	767,863
Large Cap Stock	247,022	254,048
Partner All Cap	25,752	26,504
Large Cap Growth	428,864	453,175
Partner Growth Stock	37,681	40,352
Large Cap Value	152,701	142,777
Large Cap Index	68,922	10,025
Low Volatility Equity	5,494	693
Multidimensional Income	18,881	2,845
High Yield	201,800	209,265
Income	288,636	271,222
Bond Index	18,067	14,184
Limited Maturity Bond	213,303	182,543

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$109,692	$109,623
Moderately Aggressive Allocation	1,802,674	1,864,607
Moderate Allocation	5,731,356	5,935,485
Moderately Conservative Allocation	4,257,508	4,378,146
Growth and Income Plus	21,733	21,532
Balanced Income Plus	148,594	153,558
Diversified Income Plus	248,500	248,369
Opportunity Income Plus	117,332	121,406
Partner Worldwide Allocation	15,545	20,880
Multidimensional Income	8,743	6,160
Income	471,875	472,744
Bond Index	365,666	365,916
Limited Maturity Bond	110,940	128,674

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2017, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive Allocation	45	0.60%
Moderate Allocation	46	1.15%
Moderately Conservative Allocation	47	1.55%
Growth and Income Plus	3	0.12%
Balanced Income Plus	24	1.74%
Diversified Income Plus	28	3.64%
Opportunity Income Plus	28	3.78%
Partner Worldwide Allocation	21	0.45%
High Yield	6	1.46%
Income	11	1.98%
Bond Index	4	0.70%
Limited Maturity Bond	33	10.87%

The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except the Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.

(E) Written Option Contracts – The number of contracts and premium amounts associated with call option contracts written during the six months ended June 30, 2017 were as follows:

	Number of Contracts	Premium Amount
Moderately Aggressive Allocation
Balance at December 31, 2016	—	$—
Opened	8	38,695
Closed	—	—
Expired	(8)	(38,695)
Exercised	—	—

Balance at June 30, 2017	—	$—

Moderate Allocation
Balance at December 31, 2016	—	$—
Opened	37	183,555
Closed	—	—
Expired	(37)	(183,555)
Exercised	—	—

Balance at June 30, 2017	—	$—

Moderately Conservative Allocation
Balance at December 31, 2016	—	$—
Opened	28	138,906
Closed	—	—
Expired	(28)	(138,906)
Exercised	—	—

Balance at June 30, 2017	—	$—

Balanced Income Plus
Balance at December 31, 2016	—	$—
Opened	62	45,358
Closed	—	—
Expired	(57)	(26,532)
Exercised	—	—

Balance at June 30, 2017	5	$18,826

Diversified Income Plus
Balance at December 31, 2016	—	$—
Opened	129	66,382
Closed	—	—
Expired	(122)	(39,886)
Exercised	—	—

Balance at June 30, 2017	7	$26,496

Opportunity Income Plus
Balance at December 31, 2016	—	$—
Opened	49	38,666
Closed	—	—
Expired	(45)	(22,529)
Exercised	—	—

Balance at June 30, 2017	4	$16,137

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

	Number of Contracts	Premium Amount
Limited Maturity Bond
Balance at December 31, 2016	—	$—
Opened	315	18,727
Closed	—	—
Expired	(315)	(18,727)
Exercised	—	—

Balance at June 30, 2017	—	$—

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios or affiliated Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or Fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

During the period ended June 30, 2017, the following Portfolios engaged in purchase transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Purchase Amount
Large Cap Index	$4,483,359
Mid Cap Index	11,312,042
Small Cap Index	2,578,840
Opportunity Income Plus	958,423

During the period ended June 30, 2017, the following Portfolios engaged in sale transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Sales Proceeds	Realized Gain/(Loss)
Mid Cap Index	$6,607,984	N/A
Small Cap Index	10,168,346	2,796,716

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 30, 2017, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	300,000,000	$0.01
Moderately Aggressive Allocation	1,000,000,000	0.01
Moderate Allocation	1,800,000,000	0.01
Moderately Conservative Allocation	1,000,000,000	0.01
Growth and Income Plus	100,000,000	0.01
Balanced Income Plus	200,000,000	0.01
Diversified Income Plus	300,000,000	0.01
Opportunity Income Plus	100,000,000	0.01
Partner Healthcare	100,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	100,000,000	0.01
Mid Cap Stock	300,000,000	0.01
Mid Cap Index	100,000,000	0.01
Partner Worldwide Allocation	500,000,000	0.01
Large Cap Stock	300,000,000	0.01
Partner All Cap	100,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	100,000,000	0.01
Large Cap Value	300,000,000	0.01
Large Cap Index	100,000,000	0.01
Low Volatility Equity	100,000,000	0.01
Multidimensional Income	100,000,000	0.01
High Yield	500,000,000	0.01
Income	500,000,000	0.01
Bond Index	100,000,000	0.01
Limited Maturity Bond	300,000,000	0.01
Money Market	1,000,000,000	0.01

(9) SUBSEQUENT EVENTS

Management of the Portfolios has evaluated the impact of subsequent events through August 18, 2017, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(10) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of June 30, 2017, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.

Portfolio	Sector	% Total Net Assets
Partner Emerging Markets Equity	Financials	27.9%
Large Cap Growth	Information Technology	46.2%
Partner Growth Stock	Information Technology	36.6%
Large Cap Value	Financials	27.5%
Income	Financials	28.2%
Bond Index	U.S. Govt. & Agencies	40.9%
Bond Index	Mortgage-Backed	28.1%
Limited Maturity Bond	Asset-Backed	26.7%

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2017 (unaudited)	$14.58	$0.08	$1.45	$1.53	$(0.12)	$(0.08)
Year Ended 12/31/2016	14.19	0.12	1.19	1.31	(0.14)	(0.78)
Year Ended 12/31/2015	15.44	0.10	(0.13)	(0.03)	(0.16)	(1.06)
Year Ended 12/31/2014	15.04	0.10	0.80	0.90	(0.07)	(0.43)
Year Ended 12/31/2013	12.15	0.07	3.17	3.24	(0.17)	(0.18)
Year Ended 12/31/2012	11.40	0.17	1.18	1.35	(0.08)	(0.52)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2017 (unaudited)	14.32	0.13	1.02	1.15	(0.19)	(0.11)
Year Ended 12/31/2016	13.77	0.19	1.14	1.33	(0.20)	(0.58)
Year Ended 12/31/2015	14.72	0.17	(0.26)	(0.09)	(0.19)	(0.67)
Year Ended 12/31/2014	14.37	0.16	0.71	0.87	(0.13)	(0.39)
Year Ended 12/31/2013	12.31	0.12	2.44	2.56	(0.20)	(0.30)
Year Ended 12/31/2012	11.19	0.21	1.21	1.42	(0.14)	(0.16)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2017 (unaudited)	13.64	0.14	0.71	0.85	(0.24)	(0.08)
Year Ended 12/31/2016	13.09	0.24	0.88	1.12	(0.23)	(0.34)
Year Ended 12/31/2015	13.90	0.21	(0.26)	(0.05)	(0.21)	(0.55)
Year Ended 12/31/2014	13.63	0.18	0.62	0.80	(0.16)	(0.37)
Year Ended 12/31/2013	12.28	0.16	1.66	1.82	(0.20)	(0.27)
Year Ended 12/31/2012	11.25	0.20	1.10	1.30	(0.19)	(0.08)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2017 (unaudited)	12.78	0.14	0.47	0.61	(0.24)	(0.12)
Year Ended 12/31/2016	12.27	0.24	0.63	0.87	(0.22)	(0.14)
Year Ended 12/31/2015	12.89	0.20	(0.24)	(0.04)	(0.23)	(0.35)
Year Ended 12/31/2014	12.71	0.23	0.43	0.66	(0.20)	(0.28)
Year Ended 12/31/2013	12.07	0.20	0.87	1.07	(0.19)	(0.24)
Year Ended 12/31/2012	11.28	0.18	0.89	1.07	(0.19)	(0.09)
GROWTH AND INCOME PLUS PORTFOLIO
Period Ended 6/30/2017 (unaudited)	10.20	0.12	0.61	0.73	(0.21)	—
Year Ended 12/31/2016	9.97	0.20	0.44	0.64	(0.23)	(0.18)
Year Ended 12/31/2015	10.72	0.24	(0.32)	(0.08)	(0.23)	(0.44)
Year Ended 12/31/2014	11.66	0.18	0.09	0.27	(0.30)	(0.91)
Year Ended 12/31/2013	9.82	0.33	1.74	2.07	(0.23)	—
Year Ended 12/31/2012	8.81	0.24	0.91	1.15	(0.14)	—
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2017 (unaudited)	14.09	0.19	0.66	0.85	(0.35)	—
Year Ended 12/31/2016	14.03	0.37	0.57	0.94	(0.37)	(0.51)
Year Ended 12/31/2015	14.87	0.38	(0.38)	0.00	(0.32)	(0.52)
Year Ended 12/31/2014	17.28	0.33	0.67	1.00	(0.28)	(3.13)
Year Ended 12/31/2013	15.42	0.30	2.42	2.72	(0.31)	(0.55)
Year Ended 12/31/2012	14.48	0.33	1.42	1.75	(0.34)	(0.47)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2017 (unaudited)	7.76	0.12	0.28	0.40	(0.25)	—
Year Ended 12/31/2016	7.53	0.25	0.27	0.52	(0.27)	(0.02)
Year Ended 12/31/2015	7.94	0.25	(0.24)	0.01	(0.26)	(0.16)
Year Ended 12/31/2014	7.84	0.26	0.08	0.34	(0.24)	—
Year Ended 12/31/2013	7.23	0.21	0.59	0.80	(0.19)	—
Year Ended 12/31/2012	6.56	0.19	0.74	0.93	(0.26)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
						Ratio to Average Net Assets
				Ratio to Average Net		Before Expenses Waived,
	Net Asset		Net Assets, End	Assets**		Credited or Paid Indirectly**		Portfolio Turnover
Total	Value, End of	Total	of Period		Net Investment		Net Investment
Distributions	Period	Return(b)	(in millions)	Expenses	Income/(Loss)	Expenses	Income/(Loss)	Rate

$(0.20)	$15.91	10.47%	$1,186.9	0.58%	1.11%	0.79%	0.90%	38%
(0.92)	14.58	10.11%	1,063.4	0.58%	0.89%	0.79%	0.68%	65%
(1.22)	14.19	(0.45)%	967.6	0.57%	0.73%	0.64%	0.65%	60%
(0.50)	15.44	6.02%	904.9	0.50%	0.70%	0.50%	0.70%	58%
(0.35)	15.04	27.05%	799.4	0.46%	0.53%	0.47%	0.52%	43%
(0.60)	12.15	12.25%	608.2	0.49%	1.45%	0.49%	1.45%	69%

(0.30)	15.17	8.01%	5,736.5	0.46%	1.74%	0.69%	1.51%	60%
(0.78)	14.32	10.23%	5,325.7	0.47%	1.41%	0.69%	1.19%	106%
(0.86)	13.77	(0.75)%	4,898.1	0.47%	1.21%	0.55%	1.14%	91%
(0.52)	14.72	6.05%	4,775.0	0.45%	1.15%	0.45%	1.15%	88%
(0.50)	14.37	21.30%	4,224.5	0.38%	1.09%	0.40%	1.07%	60%
(0.30)	12.31	12.87%	3,056.0	0.40%	1.83%	0.40%	1.83%	93%

(0.32)	14.17	6.25%	9,734.8	0.45%	2.04%	0.62%	1.87%	87%
(0.57)	13.64	8.89%	9,261.4	0.46%	1.80%	0.62%	1.64%	159%
(0.76)	13.09	(0.56)%	8,657.3	0.46%	1.57%	0.51%	1.51%	153%
(0.53)	13.90	5.88%	8,607.8	0.44%	1.50%	0.44%	1.50%	134%
(0.47)	13.63	15.12%	7,181.1	0.36%	1.46%	0.38%	1.44%	99%
(0.27)	12.28	11.72%	5,337.9	0.38%	1.98%	0.38%	1.98%	121%

(0.36)	13.03	4.77%	4,945.1	0.47%	2.21%	0.59%	2.09%	114%
(0.36)	12.78	7.24%	4,695.1	0.47%	2.03%	0.59%	1.90%	211%
(0.58)	12.27	(0.46)%	4,100.1	0.46%	1.77%	0.50%	1.73%	198%
(0.48)	12.89	5.32%	3,679.4	0.44%	1.91%	0.44%	1.91%	182%
(0.43)	12.71	9.02%	3,353.0	0.37%	1.72%	0.40%	1.68%	198%
(0.28)	12.07	9.59%	2,920.3	0.41%	1.95%	0.41%	1.95%	190%

(0.21)	10.72	7.15%	90.7	0.80%	2.15%	0.98%	1.97%	66%
(0.41)	10.20	6.63%	87.6	0.80%	2.15%	1.00%	1.95%	129%
(0.67)	9.97	(0.81)%	78.8	0.80%	2.24%	0.99%	2.06%	191%
(1.21)	10.72	2.21%	81.1	0.80%	2.30%	0.94%	2.16%	176%
(0.23)	11.66	21.24%	65.5	0.79%	2.10%	0.85%	2.04%	153%
(0.14)	9.82	13.17%	102.1	0.81%	2.56%	0.81%	2.56%	160%

(0.35)	14.59	6.02%	383.2	0.66%	2.77%	0.66%	2.77%	80%
(0.88)	14.09	7.06%	355.4	0.66%	2.86%	0.66%	2.86%	140%
(0.84)	14.03	(0.14)%	313.1	0.66%	2.77%	0.66%	2.77%	147%
(3.41)	14.87	6.07%	303.0	0.64%	2.38%	0.64%	2.38%	111%
(0.86)	17.28	17.95%	275.0	0.53%	1.81%	0.53%	1.81%	216%
(0.81)	15.42	12.42%	239.3	0.45%	1.93%	0.45%	1.93%	142%

(0.25)	7.91	5.17%	624.3	0.48%	3.44%	0.48%	3.44%	75%
(0.29)	7.76	7.08%	562.8	0.48%	3.61%	0.48%	3.61%	103%
(0.42)	7.53	0.08%	479.6	0.49%	3.65%	0.49%	3.65%	113%
(0.24)	7.94	4.27%	437.3	0.48%	3.84%	0.48%	3.84%	136%
(0.19)	7.84	11.17%	362.7	0.49%	3.88%	0.49%	3.88%	150%
(0.26)	7.23	14.48%	229.7	0.52%	4.58%	0.52%	4.58%	155%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2017 (unaudited)	$10.09	$0.17		$0.09	$0.26	$(0.17)	$—
Year Ended 12/31/2016	9.81	0.34		0.28	0.62	(0.34)	—
Year Ended 12/31/2015	10.15	0.35		(0.35)	0.00	(0.34)	—
Year Ended 12/31/2014	10.15	0.35		0.00	0.35	(0.35)	—
Year Ended 12/31/2013	10.64	0.26		(0.40)	(0.14)	(0.26)	(0.09)
Year Ended 12/31/2012	10.45	0.16		0.44	0.60	(0.16)	(0.25)
PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2017 (unaudited)	15.01	0.03		2.98	3.01	(0.05)	—
Year Ended 12/31/2016	19.45	0.00		(3.02)	(3.02)	(0.75)	(0.67)
Year Ended 12/31/2015	19.70	0.78	***	0.20	0.98	0.00	(1.23)
Year Ended 12/31/2014	16.84	0.01		3.98	3.99	—	(1.13)
Year Ended 12/31/2013	13.39	(0.02)		4.10	4.08	(0.05)	(0.58)
Year Ended 12/31/2012	11.26	0.03		2.29	2.32	(0.04)	(0.15)
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2017 (unaudited)	11.39	0.09		1.87	1.96	(0.09)	—
Year Ended 12/31/2016	10.31	0.10		1.09	1.19	(0.11)	—
Year Ended 12/31/2015	12.08	0.12		(1.75)	(1.63)	(0.14)	—
Year Ended 12/31/2014	12.47	0.14		(0.41)	(0.27)	(0.12)	—
Year Ended 12/31/2013	13.61	0.12		(1.13)	(1.01)	(0.13)	—
Year Ended 12/31/2012	10.92	0.14		2.68	2.82	(0.07)	(0.06)
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2017 (unaudited)	23.24	0.28		0.29	0.57	(0.38)	(0.03)
Year Ended 12/31/2016	22.01	0.38		1.28	1.66	(0.34)	(0.09)
Year Ended 12/31/2015	22.78	0.35		0.16	0.51	(0.33)	(0.95)
Year Ended 12/31/2014	17.98	0.35		5.11	5.46	(0.30)	(0.36)
Year Ended 12/31/2013	17.85	0.29		0.11	0.40	(0.27)	—
Year Ended 12/31/2012	15.77	0.30		2.43	2.73	(0.65)	—
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2017 (unaudited)	18.49	0.03		1.51	1.54	(0.07)	(1.18)
Year Ended 12/31/2016	15.53	0.09		3.72	3.81	(0.06)	(0.79)
Year Ended 12/31/2015	18.37	0.04		(0.38)	(0.34)	(0.08)	(2.42)
Year Ended 12/31/2014	17.77	0.08		0.75	0.83	(0.04)	(0.19)
Year Ended 12/31/2013	13.12	0.04		4.67	4.71	(0.06)	—
Year Ended 12/31/2012	11.99	0.06		1.07	1.13	—	—
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2017 (unaudited)	18.18	0.09		0.41	0.50	(0.16)	(1.08)
Year Ended 12/31/2016	15.77	0.16		3.63	3.79	(0.17)	(1.21)
Year Ended 12/31/2015	17.44	0.17		(0.47)	(0.30)	(0.14)	(1.23)
Year Ended 12/31/2014	17.86	0.15		0.77	0.92	(0.13)	(1.21)
Year Ended 12/31/2013	13.42	0.14		5.17	5.31	(0.20)	(0.67)
Year Ended 12/31/2012	12.77	0.20		1.68	1.88	(0.09)	(1.14)
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2017 (unaudited)	19.08	0.03		1.35	1.38	(0.07)	(1.62)
Year Ended 12/31/2016	16.73	0.07		4.23	4.30	(0.07)	(1.88)
Year Ended 12/31/2015	18.86	0.09		(0.06)	0.03	(0.11)	(2.05)
Year Ended 12/31/2014	17.66	0.11		1.98	2.09	(0.06)	(0.83)
Year Ended 12/31/2013	13.09	0.06		4.57	4.63	(0.06)	—
Year Ended 12/31/2012	11.48	0.06		1.58	1.64	(0.03)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.
***	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.76 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
						Ratio to Average Net Assets
				Ratio to Average Net		Before Expenses Waived,
	Net Asset		Net Assets, End	Assets**		Credited or Paid Indirectly**		Portfolio
Total	Value, End of	Total	of Period		Net Investment		Net Investment	Turnover
Distributions	of Period	Return(b)	(in millions)	Expenses	Income/(Loss)	Expenses	Income/(Loss)	Rate

$(0.17)	$10.18	2.68%	$159.2	0.66%	3.44%	0.66%	3.44%	117%
(0.34)	10.09	6.38%	140.4	0.69%	3.42%	0.69%	3.42%	202%
(0.34)	9.81	(0.03)%	99.7	0.73%	3.44%	0.73%	3.44%	184%
(0.35)	10.15	3.48%	71.8	0.76%	3.46%	0.79%	3.42%	140%
(0.35)	10.15	(1.39)%	46.5	0.79%	2.58%	0.88%	2.49%	755%
(0.41)	10.64	5.99%	37.3	0.83%	1.54%	0.88%	1.49%	936%

(0.05)	17.97	20.02%	195.2	0.93%	0.32%	0.99%	0.25%	84%
(1.42)	15.01	(16.01)%	163.4	0.93%	0.14%	0.99%	0.08%	101%
(1.23)	19.45	4.61%	192.2	0.96%	4.90%	1.03%	4.83%	73%
(1.13)	19.70	24.23%	102.1	1.13%	0.03%	1.13%	0.03%	63%
(0.63)	16.84	31.09%	53.7	1.25%	(0.10)%	1.31%	(0.16)%	61%
(0.19)	13.39	20.68%	25.2	1.25%	0.26%	1.54%	(0.04)%	40%

(0.09)	13.26	17.24%	75.2	1.30%	1.64%	1.59%	1.35%	4%
(0.11)	11.39	11.58%	56.5	1.33%	0.98%	1.66%	0.65%	7%
(0.14)	10.31	(13.59)%	43.5	1.40%	1.09%	1.70%	0.79%	4%
(0.12)	12.08	(2.29)%	48.5	1.40%	1.07%	1.52%	0.95%	14%
(0.13)	12.47	(7.34)%	59.9	1.40%	1.07%	1.54%	0.92%	5%
(0.13)	13.61	25.98%	54.7	1.40%	1.27%	1.62%	1.05%	4%

(0.41)	23.40	2.44%	183.2	0.90%	2.41%	0.90%	2.41%	8%
(0.43)	23.24	7.50%	180.0	0.90%	1.77%	0.90%	1.77%	17%
(1.28)	22.01	2.75%	155.5	0.92%	1.77%	0.92%	1.77%	12%
(0.66)	22.78	30.82%	142.5	0.92%	1.67%	0.92%	1.67%	21%
(0.27)	17.98	2.18%	120.1	0.92%	1.53%	0.92%	1.53%	22%
(0.65)	17.85	17.54%	122.4	0.93%	1.62%	0.93%	1.62%	32%

(1.25)	18.78	8.35%	548.9	0.73%	0.37%	0.73%	0.37%	24%
(0.85)	18.49	25.94%	506.1	0.73%	0.56%	0.73%	0.56%	57%
(2.50)	15.53	(3.13)%	413.8	0.75%	0.47%	0.75%	0.47%	90%
(0.23)	18.37	4.76%	306.3	0.75%	0.42%	0.75%	0.42%	56%
(0.06)	17.77	35.90%	354.6	0.75%	0.25%	0.75%	0.25%	62%
—	13.12	9.42%	269.5	0.76%	0.49%	0.76%	0.49%	96%

(1.24)	17.44	2.79%	442.4	0.27%	1.19%	0.27%	1.19%	11%
(1.38)	18.18	26.12%	401.7	0.28%	1.20%	0.28%	1.20%	21%
(1.37)	15.77	(2.17)%	279.9	0.29%	1.13%	0.29%	1.13%	20%
(1.34)	17.44	5.36%	268.6	0.43%	0.87%	0.43%	0.87%	12%
(0.87)	17.86	40.83%	262.8	0.44%	0.84%	0.44%	0.84%	12%
(1.23)	13.42	15.95%	193.7	0.46%	1.44%	0.46%	1.44%	9%

(1.69)	18.77	7.28%	1,600.7	0.67%	0.38%	0.67%	0.38%	11%
(1.95)	19.08	28.71%	1,491.9	0.68%	0.45%	0.68%	0.45%	23%
(2.16)	16.73	0.08%	1,194.6	0.69%	0.53%	0.70%	0.52%	77%
(0.89)	18.86	11.93%	752.6	0.71%	0.63%	0.71%	0.63%	37%
(0.06)	17.66	35.50%	675.4	0.72%	0.38%	0.72%	0.38%	39%
(0.03)	13.09	14.29%	506.7	0.73%	0.51%	0.73%	0.51%	47%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2017 (unaudited)	$17.07	$0.08	$0.91	$0.99	$(0.16)	$(0.57)
Year Ended 12/31/2016	15.12	0.16	2.77	2.93	(0.14)	(0.84)
Year Ended 12/31/2015	16.35	0.15	(0.51)	(0.36)	(0.12)	(0.75)
Year Ended 12/31/2014	15.78	0.13	1.32	1.45	(0.12)	(0.76)
Year Ended 12/31/2013	12.36	0.12	3.87	3.99	(0.13)	(0.44)
Year Ended 12/31/2012	11.79	0.14	1.74	1.88	(0.10)	(1.21)
PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 6/30/2017 (unaudited)	9.09	0.16	1.13	1.29	(0.22)	—
Year Ended 12/31/2016	9.00	0.21	0.08	0.29	(0.20)	—
Year Ended 12/31/2015	9.30	0.19	(0.25)	(0.06)	(0.24)	—
Year Ended 12/31/2014	10.02	0.22	(0.74)	(0.52)	(0.20)	—
Year Ended 12/31/2013	8.62	0.18	1.22	1.40	0.00	—
Year Ended 12/31/2012	7.39	0.12	1.26	1.38	(0.12)	(0.03)
LARGE CAP STOCK PORTFOLIO
Period Ended 6/30/2017 (unaudited)	12.10	0.11	1.19	1.30	(0.17)	(0.08)
Year Ended 12/31/2016	11.63	0.16	0.46	0.62	(0.15)	—
Year Ended 12/31/2015	12.33	0.15	0.25	0.40	(0.15)	(0.95)
Year Ended 12/31/2014	11.81	0.15	0.48	0.63	(0.11)	—
Year Ended 12/31/2013	9.22	0.11	2.60	2.71	(0.12)	—
Year Ended 12/31/2012	8.11	0.12	1.08	1.20	(0.09)	—
PARTNER ALL CAP PORTFOLIO
Period Ended 6/30/2017 (unaudited)	12.99	0.04	1.31	1.35	(0.07)	—
Year Ended 12/31/2016	12.94	0.07	0.61	0.68	(0.04)	(0.59)
Year Ended 12/31/2015	14.18	0.04	0.33	0.37	(0.05)	(1.56)
Year Ended 12/31/2014	12.71	0.06	1.49	1.55	(0.08)	—
Year Ended 12/31/2013	9.64	0.08	3.07	3.15	(0.08)	—
Year Ended 12/31/2012	8.44	0.08	1.16	1.24	(0.04)	—
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2017 (unaudited)	27.65	0.06	4.18	4.24	(0.01)	(0.01)
Year Ended 12/31/2016	30.90	0.16	(0.80)	(0.64)	(0.15)	(2.46)
Year Ended 12/31/2015	28.08	0.12	2.83	2.95	(0.13)	—
Year Ended 12/31/2014	25.46	0.16	2.63	2.79	(0.17)	—
Year Ended 12/31/2013	18.81	0.15	6.64	6.79	(0.14)	—
Year Ended 12/31/2012	15.96	0.22	2.85	3.07	(0.22)	—
PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/30/2017 (unaudited)	18.01	0.02	3.49	3.51	(0.02)	(0.23)
Year Ended 12/31/2016	18.67	0.02	0.14	0.16	—	(0.82)
Year Ended 12/31/2015	18.72	(0.02)	1.93	1.91	—	(1.96)
Year Ended 12/31/2014	18.79	(0.03)	1.53	1.50	—	(1.57)
Year Ended 12/31/2013	13.54	(0.04)	5.29	5.25	0.00	—
Year Ended 12/31/2012	11.41	—	2.13	2.13	—	—
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2017 (unaudited)	16.84	0.13	0.75	0.88	(0.25)	(0.50)
Year Ended 12/31/2016	15.52	0.25	2.25	2.50	(0.22)	(0.96)
Year Ended 12/31/2015	16.79	0.23	(0.79)	(0.56)	(0.22)	(0.49)
Year Ended 12/31/2014	15.58	0.22	1.19	1.41	(0.20)	—
Year Ended 12/31/2013	12.00	0.20	3.59	3.79	(0.21)	—
Year Ended 12/31/2012	10.39	0.21	1.59	1.80	(0.19)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
						Ratio to Average Net Assets
				Ratio to Average Net		Before Expenses Waived,
	Net Asset		Net Assets, End	Assets**		Credited or Paid Indirectly**		Portfolio
Total	Value, End of	Total	of Period		Net Investment		Net Investment	Turnover
Distributions	of Period	Return(b)	(in millions)	Expenses	Income/(Loss)	Expenses	Income/(Loss)	Rate

$(0.73)	$17.33	5.89%	$343.6	0.28%	1.21%	0.28%	1.21%	12%
(0.98)	17.07	20.43%	287.7	0.30%	1.38%	0.30%	1.38%	19%
(0.87)	15.12	(2.52)%	180.2	0.32%	1.15%	0.32%	1.15%	19%
(0.88)	16.35	9.28%	145.1	0.47%	0.89%	0.47%	0.89%	13%
(0.57)	15.78	32.92%	123.0	0.50%	0.95%	0.50%	0.95%	12%
(1.31)	12.36	17.38%	85.1	0.53%	1.11%	0.53%	1.11%	8%

(0.22)	10.16	14.15%	1,886.5	0.87%	3.25%	0.91%	3.21%	45%
(0.20)	9.09	3.35%	1,654.7	0.92%	2.40%	0.92%	2.40%	114%
(0.24)	9.00	(0.78)%	1,605.6	0.92%	2.06%	0.92%	2.06%	76%
(0.20)	9.30	(5.35)%	1,607.3	0.91%	2.24%	0.91%	2.24%	78%
0.00	10.02	16.31%	1,706.0	0.91%	1.97%	0.91%	1.97%	80%
(0.15)	8.62	18.67%	1,520.3	0.95%	2.10%	0.95%	2.10%	93%

(0.25)	13.15	10.82%	996.7	0.66%	1.66%	0.66%	1.66%	30%
(0.15)	12.10	5.42%	905.4	0.67%	1.41%	0.67%	1.41%	66%
(1.10)	11.63	3.11%	878.9	0.67%	1.26%	0.67%	1.26%	57%
(0.11)	12.33	5.29%	834.5	0.67%	1.21%	0.67%	1.21%	64%
(0.12)	11.81	29.60%	811.9	0.67%	1.02%	0.67%	1.02%	73%
(0.09)	9.22	14.90%	622.5	0.69%	1.35%	0.69%	1.35%	121%

(0.07)	14.27	10.41%	103.5	0.81%	0.56%	0.81%	0.56%	26%
(0.63)	12.99	5.77%	94.9	0.87%	0.60%	1.14%	0.33%	64%
(1.61)	12.94	2.26%	86.2	0.92%	0.36%	1.16%	0.12%	72%
(0.08)	14.18	12.26%	69.5	0.95%	0.48%	1.18%	0.25%	105%
(0.08)	12.71	32.85%	63.8	0.98%	0.69%	1.23%	0.45%	133%
(0.04)	9.64	14.74%	51.5	1.04%	0.81%	1.24%	0.61%	116%

(0.02)	31.87	15.35%	1,110.7	0.44%	0.42%	0.44%	0.42%	41%
(2.61)	27.65	(1.48)%	1,003.1	0.44%	0.55%	0.44%	0.55%	68%
(0.13)	30.90	10.48%	1,109.7	0.44%	0.41%	0.44%	0.41%	68%
(0.17)	28.08	10.99%	1,004.5	0.44%	0.54%	0.44%	0.54%	43%
(0.14)	25.46	36.14%	1,062.0	0.44%	0.66%	0.44%	0.66%	62%
(0.22)	18.81	19.18%	859.9	0.45%	1.16%	0.45%	1.16%	87%

(0.25)	21.27	19.46%	148.2	0.80%	0.18%	0.80%	0.17%	28%
(0.82)	18.01	1.35%	121.3	0.82%	0.12%	0.96%	(0.03)%	43%
(1.96)	18.67	10.65%	110.1	0.86%	(0.14)%	1.00%	(0.28)%	35%
(1.57)	18.72	8.51%	81.7	0.91%	(0.18)%	1.01%	(0.28)%	38%
0.00	18.79	38.84%	76.2	0.94%	(0.24)%	1.04%	(0.34)%	34%
—	13.54	18.66%	58.0	0.96%	0.02%	1.06%	(0.08)%	32%

(0.75)	16.97	5.24%	1,417.0	0.64%	1.57%	0.64%	1.57%	10%
(1.18)	16.84	17.44%	1,348.8	0.64%	1.70%	0.64%	1.70%	22%
(0.71)	15.52	(3.53)%	1,147.0	0.64%	1.44%	0.64%	1.44%	34%
(0.20)	16.79	9.03%	1,205.0	0.64%	1.34%	0.64%	1.34%	20%
(0.21)	15.58	31.82%	1,119.2	0.64%	1.42%	0.64%	1.42%	32%
(0.19)	12.00	17.57%	852.6	0.64%	1.84%	0.64%	1.84%	90%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2017 (unaudited)	$31.04	$0.23		$2.62	$2.85	$(0.46)	$(0.21)
Year Ended 12/31/2016	28.54	0.47		2.78	3.25	(0.56)	(0.19)
Year Ended 12/31/2015	28.75	0.57	***	(0.25)	0.32	(0.39)	(0.14)
Year Ended 12/31/2014	25.80	0.44		2.96	3.40	(0.39)	(0.06)
Year Ended 12/31/2013	20.11	0.40		5.91	6.31	(0.39)	(0.23)
Year Ended 12/31/2012	17.71	0.40		2.33	2.73	(0.33)	—
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/30/2017 (unaudited)(c)	10.00	0.03		0.15	0.18	—	—
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/30/2017 (unaudited)(c)	10.00	0.06		0.00	0.06	—	—
HIGH YIELD PORTFOLIO
Period Ended 6/30/2017 (unaudited)	4.77	0.13		0.08	0.21	(0.13)	—
Year Ended 12/31/2016	4.48	0.26		0.29	0.55	(0.26)	—
Year Ended 12/31/2015	4.87	0.28		(0.39)	(0.11)	(0.28)	—
Year Ended 12/31/2014	5.07	0.30		(0.20)	0.10	(0.30)	—
Year Ended 12/31/2013	5.05	0.32		0.02	0.34	(0.32)	—
Year Ended 12/31/2012	4.66	0.35		0.39	0.74	(0.35)	—
INCOME PORTFOLIO
Period Ended 6/30/2017 (unaudited)	10.07	0.17		0.21	0.38	(0.17)	(0.02)
Year Ended 12/31/2016	9.83	0.35		0.25	0.60	(0.35)	(0.01)
Year Ended 12/31/2015	10.50	0.38		(0.44)	(0.06)	(0.38)	(0.23)
Year Ended 12/31/2014	10.34	0.40		0.29	0.69	(0.40)	(0.13)
Year Ended 12/31/2013	10.77	0.40		(0.41)	(0.01)	(0.40)	(0.02)
Year Ended 12/31/2012	10.09	0.40		0.68	1.08	(0.40)	—
BOND INDEX PORTFOLIO
Period Ended 6/30/2017 (unaudited)	10.85	0.11		0.13	0.24	(0.11)	—
Year Ended 12/31/2016	10.89	0.19		(0.02)	0.17	(0.19)	(0.02)
Year Ended 12/31/2015	11.00	0.20		(0.11)	0.09	(0.20)	—
Year Ended 12/31/2014	10.56	0.24		0.44	0.68	(0.24)	—
Year Ended 12/31/2013	11.39	0.21		(0.48)	(0.27)	(0.21)	(0.35)
Year Ended 12/31/2012	11.21	0.23		0.32	0.55	(0.23)	(0.14)
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2017 (unaudited)	9.81	0.09		0.05	0.14	(0.09)	—
Year Ended 12/31/2016	9.72	0.19		0.09	0.28	(0.19)	—
Year Ended 12/31/2015	9.81	0.17		(0.10)	0.07	(0.16)	—
Year Ended 12/31/2014	9.82	0.17		(0.01)	0.16	(0.17)	—
Year Ended 12/31/2013	9.92	0.15		(0.10)	0.05	(0.15)	—
Year Ended 12/31/2012	9.67	0.17		0.24	0.41	(0.16)	—
MONEY MARKET PORTFOLIO
Period Ended 6/30/2017 (unaudited)	1.00	0.00		0.00	—	0.00	—
Year Ended 12/31/2016	1.00	—		—	—	—	—
Year Ended 12/31/2015	1.00	0.00		0.00	—	—	—
Year Ended 12/31/2014	1.00	—		—	—	—	—
Year Ended 12/31/2013	1.00	0.00		0.00	—	—	—
Year Ended 12/31/2012	1.00	0.00		0.00	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, April 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.
***	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
	Net Asset		Net Assets, End	Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**		Portfolio
Total Distributions	Value, End of Period	Total Return(b)	of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Turnover Rate

$(0.67)	$33.22	9.18%	$821.0	0.25%	1.79%	0.25%	1.79%	1%
(0.75)	31.04	11.68%	691.3	0.25%	1.96%	0.25%	1.96%	3%
(0.53)	28.54	1.12%	521.2	0.26%	2.26%	0.26%	2.26%	3%
(0.45)	28.75	13.25%	450.4	0.39%	1.65%	0.39%	1.65%	3%
(0.62)	25.80	31.81%	392.6	0.40%	1.71%	0.40%	1.71%	4%
(0.33)	20.11	15.54%	304.0	0.42%	1.89%	0.42%	1.89%	4%

—	10.18	1.84%	5.9	0.78%	1.83%	3.48%	(0.88)%	21%

—	10.06	0.59%	20.1	0.92%	3.50%	1.40%	3.01%	73%

(0.13)	4.85	4.49%	827.7	0.45%	5.57%	0.45%	5.57%	26%
(0.26)	4.77	12.78%	791.1	0.45%	5.65%	0.45%	5.65%	38%
(0.28)	4.48	(2.69)%	712.1	0.45%	5.73%	0.45%	5.73%	38%
(0.30)	4.87	1.96%	855.8	0.44%	5.86%	0.44%	5.86%	42%
(0.32)	5.07	6.91%	921.9	0.44%	6.31%	0.44%	6.31%	53%
(0.35)	5.05	16.28%	904.9	0.44%	7.11%	0.44%	7.11%	57%

(0.19)	10.26	3.83%	1,483.5	0.44%	3.35%	0.44%	3.35%	53%
(0.36)	10.07	6.09%	1,427.4	0.44%	3.44%	0.44%	3.44%	109%
(0.61)	9.83	(0.68)%	1,336.0	0.44%	3.69%	0.44%	3.69%	92%
(0.53)	10.50	6.68%	1,392.3	0.44%	3.77%	0.44%	3.77%	87%
(0.42)	10.34	(0.07)%	1,417.6	0.44%	3.78%	0.44%	3.78%	115%
(0.40)	10.77	10.98%	1,575.9	0.44%	3.84%	0.44%	3.84%	132%

(0.11)	10.98	2.23%	200.9	0.45%	2.09%	0.45%	2.09%	193%
(0.21)	10.85	1.49%	194.9	0.46%	1.69%	0.46%	1.69%	349%
(0.20)	10.89	0.80%	157.3	0.47%	1.78%	0.47%	1.78%	372%
(0.24)	11.00	6.52%	150.0	0.47%	2.22%	0.47%	2.22%	407%
(0.56)	10.56	(2.47)%	152.0	0.46%	1.94%	0.46%	1.94%	384%
(0.37)	11.39	4.94%	185.5	0.46%	2.00%	0.46%	2.00%	401%

(0.09)	9.86	1.52%	894.3	0.45%	1.87%	0.45%	1.87%	36%
(0.19)	9.81	2.84%	884.1	0.45%	1.94%	0.45%	1.94%	59%
(0.16)	9.72	0.73%	823.9	0.44%	1.67%	0.44%	1.67%	73%
(0.17)	9.81	1.68%	1,018.3	0.44%	1.75%	0.44%	1.75%	102%
(0.15)	9.82	0.45%	1,082.5	0.44%	1.56%	0.44%	1.56%	114%
(0.16)	9.92	4.32%	1,200.0	0.43%	1.72%	0.44%	1.71%	107%

0.00	1.00	0.16%	177.1	0.45%	0.31%	0.45%	0.31%	N/A
—	1.00	0.00%	191.9	0.45%	0.00%	0.46%	(0.02)%	N/A
—	1.00	0.00%	146.9	0.21%	0.00%	0.55%	(0.33)%	N/A
—	1.00	0.00%	126.4	0.18%	0.00%	0.53%	(0.35)%	N/A
—	1.00	0.00%	146.6	0.22%	0.00%	0.52%	(0.30)%	N/A
—	1.00	0.00%	148.3	0.29%	0.00%	0.51%	(0.23)%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or sec.gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at Thrivent.com or sec.gov where it is part of form N-CSRS.

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 28, 2017

with respect to

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Income Portfolio

1.	Russell W. Swansen has announced his retirement from Thrivent Financial, effective June 30, 2017. As a result, he will no longer serve as a portfolio manager for Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio after that date. All references to Mr. Swansen serving as a portfolio manager will be removed from the prospectus of Thrivent Series Fund, Inc. on June 30, 2017. David C. Francis, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA and Stephen D. Lowe, CFA will continue to serve as portfolio managers of the Portfolios.

2.	Mark L. Simenstad, CFA has been appointed Chief Investment Strategist of Thrivent Financial. All references to Mr. Simenstad in the prospectus of Thrivent Series Fund, Inc. will be updated to reflect his new title.

3.	Stephen D. Lowe, CFA has been appointed Vice President of Fixed Income Mutual Funds and Separate Accounts of Thrivent Financial. All references to Mr. Lowe in the prospectus of Thrivent Series Fund, Inc. will be updated to reflect his new title.

4.	Kent L. White, CFA has been named as a portfolio manager of Thrivent Income Portfolio. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999. Stephen D. Lowe, CFA will continue to serve as a portfolio manager of the Portfolio.

The date of this Supplement is June 26, 2017.

Please include this Supplement with your Prospectus.

29563

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 28, 2017

with respect to

Thrivent Bond Index Portfolio

Shareholders of Thrivent Bond Index Portfolio (the “Portfolio”) approved the changes described below at a meeting held on August 10, 2017. The changes will be implemented on August 28, 2017.

1.	The Portfolio will change its name to Thrivent Government Bond Portfolio.

2.	The disclosure under “Investment Objective” in the “Summary Section” of the prospectus will be deleted and replaced with the following:

Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.

3.	The disclosure under “Principal Strategies” in the “Summary Section” of the prospectus will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change and will change its name. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities.

The Portfolio’s portfolio securities may be of any maturity. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments plus, if any, capital appreciation. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.

4.	The following risks will be added under “Principal Risks” in the “Summary Section” of the prospectus:

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

5.	Information about the portfolio managers under “Management–Portfolio Manager(s)” in the “Summary Section” and under “Portfolio Management–Thrivent Bond Index Portfolio” in the “Management” section of the prospectus will be deleted and replaced with the following to reflect the addition of Gregory R. Anderson as a portfolio manager of the Portfolio:

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Portfolio since 2005. Gregory R. Anderson, CFA has served as a portfolio manager of the Portfolio since August of 2017. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

6.	The Portfolio’s investment objective is changed from “fundamental” to “non-fundamental.” Therefore, the Portfolio’s board of directors may change its investment objective with advance notice to shareholders.

The date of this Supplement is August 18, 2017.

Please include this Supplement with your Prospectus.

29593

THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT I

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

Supplement to Prospectuses

dated April 28, 2017

with respect to

Thrivent Bond Index Portfolio

Shareholders of Thrivent Bond Index Portfolio (the “Portfolio”) approved the changes described below at a meeting held on August 10, 2017. The changes will be implemented on August 28, 2017.

1.	The Portfolio will change its name to Thrivent Government Bond Portfolio. Consequently, the Subaccount has changed its name to Thrivent Government Bond Subaccount. All references to Thrivent Bond Index Subaccount are replaced by the new name.

2.	The disclosure under “Investment Objective” in the “Investment Options” section of the prospectus will be deleted and replaced with the following: Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.

The date of this Supplement is August 18, 2017.

Please include this Supplement with your Prospectus.

29610

REGISTER ON THRIVENT.COM To access your accounts, member benefits and more It only takes five steps. Step 1: Visit Thrivent.com and click “Register.” Step 2: Enter your member ID and birth date. Step 3: Enter your email address. Step 4: Create a user ID, password and security questions. Your password should be something that only you would know and one that is not easily guessed by others. Step 5: Log in to Thrivent.com using your new user ID and password. A selection of popular links will REGISTER TODAY appear, ready for you to explore. so you can log in tomorrow! That’s it! Now you’re ready to enjoy all the features and benefits of Thrivent.com, anytime and from anywhere. This page is not part of the semiannual report.

4321 N. Ballard Road, Appleton, WI 54919-0001 We’re listening to you! In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI 54919-0001, or by calling us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request. It’s your choice—email, U.S. mail or some of each? Paperless delivery of documents provides faster access to important information. An email is sent to you when new documents are available. Paperless delivery options: • Prospectuses • Annual and semiannual reports • Most billing and contribution notices • Most contract and account statements • Most life insurance statements • Confirmation activity statements • Annual privacy notice • Thrivent magazine Go to Thrivent.com/gopaperless to learn more. 23572SAR R8-17

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this item.

(b)	Not applicable to this filing.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Consumer Discretionary (8.0%)
17,326	Amazon.com, Inc.[a]	$16,771,568
32,575	American Axle & Manufacturing Holdings, Inc.[a]	508,170
641	American Public Education, Inc.[a]	15,160
31,169	Aramark	1,277,306
1,150	Armstrong Flooring, Inc.[a]	20,666
1,360	Ascent Capital Group, Inc.[a]	20,890
1,300	Bandai Namco Holdings, Inc.	44,418
4,580	Barnes & Noble Education, Inc.[a]	48,685
558	Bellway plc	21,653
1,891	Berkeley Group Holdings plc	79,516
5,350	Bloomin’ Brands, Inc.	113,580
16,750	BorgWarner, Inc.	709,530
3,000	Bridgestone Corporation	129,695
19,281	Bright Horizons Family Solutions, Inc.[a]	1,488,686
20,987	Brunswick Corporation	1,316,515
4,800	Buffalo Wild Wings, Inc.[a]	608,160
446	Bunzl plc	13,296
13,326	Burlington Stores, Inc.	1,225,859
8,340	Caleres, Inc.	231,685
6,972	Callaway Golf Company	89,102
4,002	Cedar Fair, LP	288,544
2,335	Century Casinos, Inc.[a]	17,209
2,650	Cheesecake Factory, Inc.	133,295
1,540	Children’s Place, Inc.	157,234
930	Chipotle Mexican Grill, Inc.[a]	386,973
158	Cie Generale des Etablissements Michelin	21,029
611	Citi Trends, Inc.	12,965
1,340	ClubCorp Holdings, Inc.	17,554
173,341	Comcast Corporation	6,746,432
42,862	Core-Mark Holding Company, Inc.	1,417,018
3,292	CSS Industries, Inc.	86,119
3,013	Culp, Inc.	97,923
10,649	Delphi Automotive plc	933,385
2,600	Denso Corporation	110,339
2,380	Discovery Communications, Inc., Class Aa	61,475
27,779	Discovery Communications, Inc., Class Ca	700,309
13,900	DISH Network Corporation[a]	872,364
25,616	Dollar Tree, Inc.[a]	1,791,071
2,440	Domino’s Pizza, Inc.	516,133
6,890	DSW, Inc.	121,953
71,517	Duluth Holdings, Inc.	1,302,325
2,020	Entravision Communications Corporation	13,332
3,482	Eutelsat Communications	88,843
6,808	Expedia, Inc.	1,014,052
36,646	Extended Stay America, Inc.	709,467
10,600	Five Below, Inc.[a]	523,322
2,360	FTD Companies, Inc.[a]	47,200
17,986	G-III Apparel Group, Ltd.[a]	448,751
15,648	Gray Television, Inc.[a]	214,378
33,670	Habit Restaurants, Inc.[a]	531,986
6,720	Harley-Davidson, Inc.	363,014
12,264	Harvey Norman Holdings, Ltd.	36,013
1,800	Haseko Corporation	21,919
4,252	Haverty Furniture Companies, Inc.	106,725
43,870	Home Depot, Inc.	6,729,658
5,900	Honda Motor Company, Ltd.	161,649
20,890	Houghton Mifflin Harcourt Company[a]	256,947
680	Hyatt Hotels Corporation[a]	38,223
3,800	Inchcape plc	37,354
8,548	International Speedway Corporation	320,977
280	Ipsos SA	10,506
6,205	La-Z-Boy, Inc.	201,662
691	Libbey, Inc.	5,569
10,780	Liberty Interactive Corporation[a]	264,541
14,457	Liberty Media Corporation - Liberty SiriusXM[a]	602,857
9,162	Lithia Motors, Inc.	863,335
22,813	Lowe’s Companies, Inc.	1,768,692
3,334	Marks and Spencer Group plc	14,470
6,130	Modine Manufacturing Company[a]	101,451
24,690	Nautilus, Inc.[a]	472,813
38,310	Newell Brands, Inc.	2,054,182
10,830	News Corporation, Class A	148,371
3,540	News Corporation, Class B	50,091
296	Nexity SA	17,180
497	Next plc	24,961
1,000	Nikon Corporation	16,029
29,050	Norwegian Cruise Line Holdings, Ltd.[a]	1,577,125
44,030	Nutrisystem, Inc.	2,291,761
1,624	O’Reilly Automotive, Inc.[a]	355,234
19,620	Oxford Industries, Inc.	1,226,054
14,600	Papa John’s International, Inc.	1,047,696
91,400	Pinnacle Entertainment, Inc.[a]	1,806,064
8,740	Polaris Industries, Inc.	806,090
1,900	Priceline Group, Inc.[a]	3,553,988
137	Publicis Groupe SA	10,211
137	Publicis Groupe SA Rights[a,b]	17
11,169	PVH Corporation	1,278,850
14,226	Ross Stores, Inc.	821,267
142	RTL Group SA	10,728
3,350	Ruth’s Hospitality Group, Inc.	72,862
11,545	Scripps Networks Interactive, Inc.	788,639
695	SES SA	16,282
913	Shoe Carnival, Inc.	19,063
5,510	Signet Jewelers, Ltd.	348,452
3,200	Singapore Press Holdings, Ltd.	7,508
37,260	Six Flags Entertainment Corporation	2,221,069
650	Snap-On, Inc.	102,700
3,166	SSP Group plc	19,620
3,910	Stamps.com, Inc.[a]	605,561
410	Standard Motor Products, Inc.	21,410
29,860	Staples, Inc.	300,690
57,441	Starbucks Corporation	3,349,385
1,820	Steven Madden, Ltd.[a]	72,709
2,500	Subaru Corporation	84,770
2,700	Sumitomo Forestry Company, Ltd.	42,532
2,200	Sumitomo Rubber Industries, Ltd.	37,258
100	Swatch Group AG	7,305
9,571	Taylor Morrison Home Corporation[a]	229,800
8,042	Tenneco, Inc.	465,069
6,910	Thomson Reuters Corporation	319,864
34,231	Time, Inc.	491,215
40,296	Toll Brothers, Inc.	1,592,095
20,190	Tower International, Inc.	453,266
500	Toyoda Gosei Company, Ltd.	11,981
43,886	Tuesday Morning Corporation[a]	83,383
17,618	Tupperware Brands Corporation	1,237,312
800	TV Asahi Holdings Corporation	14,452
1,759	Ulta Beauty, Inc.[a]	505,431
5,395	Vail Resorts, Inc.	1,094,268
8,069	VF Corporation	464,774
500	Visteon Corporation[a]	51,030
31,863	Walt Disney Company	3,385,444
3,775	Whirlpool Corporation	723,365
39,640	Wingstop, Inc.	1,224,876

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Consumer Discretionary (8.0%) - continued
2,006	Wolters Kluwer NV	$84,840
1,400	Wyndham Worldwide Corporation	140,574
1,000	Yokohama Rubber Company, Ltd.	20,159
44,267	Zoe’s Kitchen, Inc.[a]	527,220

	Total	94,829,627

Consumer Staples (1.3%)
35,980	Altria Group, Inc.	2,679,431
1,500	Axfood AB	25,046
44,190	Blue Buffalo Pet Products, Inc.[a]	1,007,974
7,821	Coca-Cola Amatil, Ltd.	55,499
2,042	Coca-Cola HBC AG	60,054
42,270	Cott Corporation	610,379
5,050	CVS Health Corporation	406,323
29,833	Darling Ingredients, Inc.[a]	469,571
9,396	e.l.f. Beauty, Inc.[a]	255,665
499	Ebro Foods SA	11,399
1,207	Grieg Seafood ASA	8,406
20,916	Hain Celestial Group, Inc.[a]	811,959
285	Henkel AG & Company KGaA	34,523
3,475	Imperial Brands plc	156,157
6,200	Ingredion, Inc.	739,102
3,340	Inter Parfums, Inc.	122,411
204	Kesko Oyj	10,377
1,200	Kewpie Corporation	31,512
1,160	Kimberly-Clark Corporation	149,768
700	Kirin Holdings Company, Ltd.	14,279
1	Lindt & Spruengli AG	5,798
35,930	MGP Ingredients, Inc.	1,838,538
14,910	Mondelez International, Inc.	643,963
24,647	Monster Beverage Corporation[a]	1,224,463
348	Nestle SA	30,352
9,450	PepsiCo, Inc.	1,091,381
17,140	Pinnacle Foods, Inc.	1,018,116
1,328	Revlon, Inc.[a]	31,474
290	SalMar ASA	7,188
847	Seneca Foods Corporation[a]	26,299
300	Seven & I Holdings Company, Ltd.	12,379
20,442	SpartanNash Company	530,674
600	Suedzucker AG	12,526
24,190	SUPERVALU, Inc.[a]	79,585
2,509	Tate & Lyle plc	21,624
2,260	Unilever plc	122,307
18,110	US Foods Holding Corporation	492,954
4,514	Wal-Mart Stores, Inc.	341,620

	Total	15,191,076

Energy (1.5%)
2,550	Anadarko Petroleum Corporation	115,617
24,270	Archrock, Inc.	276,678
8,945	Bill Barrett Corporation[a]	27,461
56,698	BP plc	327,272
4,464	California Resources Corporation[a]	38,167
50,327	Callon Petroleum Company[a]	533,969
1,670	CARBO Ceramics, Inc.[a]	11,439
5,120	Chevron Corporation	534,170
2,680	Cimarex Energy Company	251,947
13,207	Concho Resources, Inc.[a]	1,605,047
2,980	Contango Oil & Gas Company[a]	19,787
8,275	Continental Resources, Inc.[a]	267,531
1,279	Crescent Point Energy Corporation	9,784
2,767	Delek US Holdings, Inc.	73,159
4,700	Devon Energy Corporation	150,259
11,450	Ensco plc	59,082
2,371	EQT Corporation	138,917
2,720	Era Group, Inc.[a]	25,731
2,160	Exterran Corporation[a]	57,672
20,510	Exxon Mobil Corporation	1,655,772
9,756	Fairmount Santrol Holdings, Inc.[a]	38,048
37,270	Halliburton Company	1,591,802
7,789	HollyFrontier Corporation	213,964
3,712	John Wood Group plc	31,015
23,878	Marathon Oil Corporation	282,954
1,335	Matrix Service Company[a]	12,482
3,650	Newpark Resources, Inc.[a]	26,828
8,440	Noble Corporation	30,553
41,377	Oil States International, Inc.[a]	1,123,386
2,146	OMV AG	111,469
12,376	Overseas Shipholding Group, Inc.[a]	32,920
3,330	Par Pacific Holdings, Inc.[a]	60,073
38,875	Parsley Energy, Inc.[a]	1,078,781
46,795	Patterson-UTI Energy, Inc.	944,791
7,007	Petrofac, Ltd.	40,290
20,639	Pioneer Energy Services Corporation[a]	42,310
5,720	Pioneer Natural Resources Company	912,798
1,192	Range Resources Corporation	27,619
96,660	Rowan Companies plc[a]	989,798
1,926	Royal Dutch Shell plc	51,212
680	Royal Dutch Shell plc, Class A	18,067
4,411	Royal Dutch Shell plc, Class B	118,420
13,740	RPC, Inc.	277,685
14,499	Smart Sand, Inc.[a]	129,186
1,230	Statoil ASA	20,396
23,270	Teekay Tankers, Ltd.	43,748
7,338	Tesco Corporation[a]	32,654
1,959	TETRA Technologies, Inc.[a]	5,466
807	TGS Nopec Geophysical Company ASA	16,558
1,967	Total SA	97,656
18,776	U.S. Silica Holdings, Inc.	666,360
140,830	Weatherford International plc[a]	545,012
3,196	Westmoreland Coal Company[a]	15,565
41,050	Whiting Petroleum Corporation[a]	226,186
116,670	WPX Energy, Inc.[a]	1,127,032

	Total	17,162,545

Financials (7.4%)
1,793	ABN AMRO Group NVc	47,500
12,475	Affiliated Managers Group, Inc.	2,069,103
5,460	AG Mortgage Investment Trust, Inc.	99,918
19,317	AGNC Investment Corporation	411,259
8,260	Allied World Assurance Company Holdings AG	436,954
27,250	Ally Financial, Inc.	569,525
2,470	American International Group, Inc.	154,424
26,975	Ameris Bancorp	1,300,195
4,701	Aon plc	624,998
3,588	Argo Group International Holdings, Ltd.	217,433
8,185	Aspen Insurance Holdings, Ltd.	408,022
51,930	Assured Guaranty, Ltd.	2,167,558
28,349	Astoria Financial Corporation	571,232
1,331	ASX, Ltd.	54,838
4,310	Australia & New Zealand Banking Group, Ltd.	95,129
29,610	BancorpSouth, Inc.	903,105
6,810	Bank Mutual Corporation	62,312
282,764	Bank of America Corporation	6,859,855
28,594	Bank of New York Mellon Corporation	1,458,866
2,410	Bank of Nova Scotia	144,975
20,552	Bank of the Ozarks, Inc.	963,272
3,030	BankFinancial Corporation	45,208
4,468	Bankia, SA	21,611
10,870	Beneficial Bancorp, Inc.	163,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Financials (7.4%) - continued
12,730	Berkshire Hathaway, Inc.[a]	$2,156,080
5,980	Blackstone Group, LP	199,433
2,232	Blue Hills Bancorp, Inc.	39,953
18,100	Boston Private Financial Holdings, Inc.	277,835
6,410	Brookline Bancorp, Inc.	93,586
476	Canadian Imperial Bank of Commerce	38,684
1,950	Capital One Financial Corporation	161,109
10,260	Capstead Mortgage Corporation	107,012
304	Carolina Financial Corporation	9,825
9,710	Cathay General Bancorp	368,494
11,291	Central Pacific Financial Corporation	355,328
13,113	Chemical Financial Corporation	634,800
2,000	Chiba Bank, Ltd.	14,555
1,390	Chubb, Ltd.	202,078
1,042	CI Financial Corporation	22,209
39,080	Citigroup, Inc.	2,613,670
5,378	Citizens Financial Group, Inc.	191,887
1,110	Clifton Bancorp, Inc.	18,348
1,415	CNA Financial Corporation	68,981
39,650	CNO Financial Group, Inc.	827,892
3,966	CNP Assurances	89,022
38,079	CoBiz Financial, Inc.	662,575
176	Columbia Banking System, Inc.	7,014
8,410	Comerica, Inc.	615,948
125	Community Trust Bancorp, Inc.	5,469
480	Customers Bancorp, Inc.[a]	13,574
1,356	Danske Bank AS	52,170
700	DBS Group Holdings, Ltd.	10,536
11,173	Direct Line Insurance Group plc	51,737
1,473	Dynex Capital, Inc.	10,458
38,450	E*TRADE Financial Corporation[a]	1,462,253
2,301	Eagle Bancorp, Inc.[a]	145,653
14,978	East West Bancorp, Inc.	877,411
1,731	Ellington Residential Mortgage REIT	25,376
8,638	Employers Holdings, Inc.	365,387
2,810	Enova International, Inc.[a]	41,729
12,187	Enterprise Financial Services Corporation	497,230
1,211	Erste Group Bank AG	46,387
17,276	Essent Group, Ltd.[a]	641,631
86	FBL Financial Group, Inc.	5,289
389	Fidelity Southern Corporation	8,893
13,297	Fifth Third Bancorp	345,190
2,379	Financial Institutions, Inc.	70,894
101,534	First BanCorp[a]	587,882
12,290	First Commonwealth Financial Corporation	155,837
713	First Connecticut Bancorp, Inc.	18,288
720	First Defiance Financial Corporation	37,930
3,090	First Financial Bancorp	85,593
1,828	First Financial Corporation	86,464
2,370	First Merchants Corporation	95,132
13,442	First Midwest Bancorp, Inc.	313,333
1,711	First of Long Island Corporation	48,935
29,568	First Republic Bank	2,959,757
13,682	FlexiGroup, Ltd.	19,179
8,810	FNF Group	394,952
268	Franklin Financial Network, Inc.[a]	11,055
18,000	Fukuoka Financial Group, Inc.	85,882
8,100	GAIN Capital Holdings, Inc.	50,463
873	Genworth MI Canada, Inc.	24,020
20,200	Goldman Sachs Group, Inc.	4,482,380
4,572	Great Southern Bancorp, Inc.	244,602
6,895	Green Bancorp, Inc.[a]	133,763
20,320	Hamilton Lane, Inc.	446,837
46,317	Hanmi Financial Corporation	1,317,719
2,510	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	57,404
834	Hannover Rueckversicherung SE	100,175
14,310	Hanover Insurance Group, Inc.	1,268,295
17,458	Hartford Financial Services Group, Inc.	917,767
22,860	Heritage Commerce Corporation	315,011
2,380	Heritage Financial Corporation	63,070
500	Hokuhoku Financial Group, Inc.	7,998
3,091	Hometrust Bancshares, Inc.[a]	75,420
33,011	Hope Bancorp, Inc.	615,655
16,524	Horace Mann Educators Corporation	624,607
3,820	Horizon Bancorp	100,657
19,732	Houlihan Lokey, Inc.	688,647
23,538	HSBC Holdings plc	218,480
95,340	Huntington Bancshares, Inc.	1,288,997
6,770	IBERIABANK Corporation	551,755
2,740	Independent Bank Corporation	59,595
6,148	Infinity Property & Casualty Corporation	577,912
1,469	ING Groep NV	25,359
520	Intact Financial Corporation	39,281
23,180	Interactive Brokers Group, Inc.	867,396
34,555	Intercontinental Exchange, Inc.	2,277,866
12,310	Invesco Mortgage Capital. Inc.	205,700
6,830	Invesco, Ltd.	240,348
17,620	Investors Bancorp, Inc.	235,403
1,280	Janus Henderson Group plc[a]	42,381
73,750	KeyCorp	1,382,075
13,892	Kinsale Capital Group, Inc.	518,311
4,290	Lazard, Ltd.	198,756
22,320	Loews Corporation	1,044,799
3,750	M&T Bank Corporation	607,312
550	Macquarie Group, Ltd.	37,402
23,187	Maiden Holdings, Ltd.	257,376
417	MainSource Financial Group, Inc.	13,974
23,110	Mapfre SA	80,890
3,620	MarketAxess Holdings, Inc.	727,982
15,630	Meta Financial Group, Inc.	1,391,070
7,540	MetLife, Inc.	414,248
21,850	MGIC Investment Corporation[a]	244,720
9,450	MidWestOne Financial Group, Inc.	320,261
2,700	Mitsubishi UFJ Financial Group, Inc.	18,212
31,800	Mizuho Financial Group, Inc.	58,304
500	MS and AD Insurance Group Holdings, Inc.	16,864
4,140	MTGE Investment Corporation	77,832
95	Muenchener Rueckversicherungs-Gesellschaft AG	19,224
19,310	National Bank Holdings Corporation	639,354
1,559	National Bank of Canada	65,555
356	National General Holdings Corporation	7,512
2,160	Navigators Group, Inc.	118,584
15,810	New Residential Investment Corporation	246,004
3,597	Nordea Bank AB	45,813
1,158	OFG Bancorp	11,580
675	Old Second Bancorp, Inc.	7,796
38,071	OM Asset Management plc	565,735
15,439	PacWest Bancorp	721,001
503	Pargesa Holding SA	38,326
740	Peoples Bancorp, Inc.	23,776
4,747	Poste Italiane SPA[c]	32,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Financials (7.4%) - continued
1,547	Power Corporation of Canada	$35,287
760	Preferred Apartment Communities, Inc.	11,970
830	Preferred Bank	44,380
8,210	Primerica, Inc.	621,908
23,049	Progressive Corporation	1,016,230
8,130	Provident Financial Services, Inc.	206,339
1,040	QCR Holdings, Inc.	49,296
14,450	Raymond James Financial, Inc.	1,159,179
9,156	Renasant Corporation	400,483
5,600	Resona Holdings, Inc.	30,933
393	Safety Insurance Group, Inc.	26,842
11,331	Sandy Spring Bancorp, Inc.	460,718
12,400	Santander Consumer USA Holdings Inc.[a]	158,224
9,340	Seacoast Banking Corporation of Florida[a]	225,094
1,340	Selective Insurance Group, Inc.	67,067
5,900	Senshu Ikeda Holdings, Inc.	24,959
176,080	SLM Corporation[a]	2,024,920
964	Societe Generale	51,984
11,042	State Auto Financial Corporation	284,111
500	State Bank Financial Corporation	13,560
10,608	State National Companies, Inc.	194,975
2,540	State Street Corporation	227,914
670	Stewart Information Services Corporation	30,405
40,657	Stifel Financial Corporation[a]	1,869,409
3,900	Sumitomo Mitsui Trust Holdings, Inc.	140,085
11,516	SVB Financial Group	2,024,398
1,341	Swiss Re AG	122,893
10,060	Synchrony Financial	299,989
40,907	Synovus Financial Corporation	1,809,726
11,131	TCF Financial Corporation	177,428
25,909	TD Ameritrade Holding Corporation	1,113,828
1,150	Territorial Bancorp, Inc.	35,869
315	TMX Group, Ltd.	17,139
3,023	TriCo Bancshares	106,258
3,793	TriState Capital Holdings, Inc.[a]	95,584
2,250	Triumph Bancorp, Inc.[a]	55,238
22,320	TrustCo Bank Corporation	172,980
6,640	Umpqua Holdings Corporation	121,910
6,768	Union Bankshares Corporation	229,435
17,300	United Community Banks, Inc.	480,940
8,304	United Financial Bancorp, Inc.	138,594
510	United Fire Group, Inc.	22,471
1,980	Unum Group	92,327
7,210	Voya Financial, Inc.	265,977
1,290	Washington Trust Bancorp, Inc.	66,500
25,495	Western Alliance Bancorp[a]	1,254,354
10,395	Western Asset Mortgage Capital Corporation	107,069
140	Westwood Holdings Group, Inc.	7,937
5,163	WSFS Financial Corporation	234,142
41,020	Zions Bancorporation	1,801,188
80	Zurich Insurance Group AG	23,348

	Total	87,576,101

Health Care (7.1%)
12,450	Abbott Laboratories	605,194
9,740	ABIOMED, Inc.[a]	1,395,742
28,355	Acadia Healthcare Company, Inc.[a]	1,400,170
11,944	Aerie Pharmaceuticals, Inc.[a]	627,657
5,550	Aetna, Inc.	842,656
21,254	Akorn, Inc.[a]	712,859
27,976	Alexion Pharmaceuticals, Inc.[a]	3,403,840
6,591	Align Technology, Inc.[a]	989,441
4,370	Amgen, Inc.	752,645
611	Ansell, Ltd.	11,142
7,614	Asterias Biotherapeutics, Inc.[a]	27,030
232	Atrion Corporation	149,246
700	Biogen, Inc.[a]	189,952
13,702	BioMarin Pharmaceutical, Inc.[a]	1,244,416
2,153	CAE, Inc.	37,123
19,076	Cardiovascular Systems, Inc.[a]	614,819
63,730	Catalent, Inc.[a]	2,236,923
45,755	Celgene Corporation[a]	5,942,202
2,840	Charles River Laboratories International, Inc.[a]	287,266
5,430	Chemed Corporation	1,110,598
1,704	ChemoCentryx, Inc.[a]	15,949
12,055	CIGNA Corporation	2,017,886
7,110	Coherus Biosciences, Inc.[a]	102,028
1,790	CONMED Corporation	91,183
580	Cooper Companies, Inc.	138,864
2,440	Dentsply Sirona, Inc.	158,210
12,200	Dexcom, Inc.[a]	892,430
14,050	Eagle Pharmaceuticals, Inc.[a]	1,108,404
6,000	Edwards Lifesciences Corporation[a]	709,440
30,830	Evolent Health, Inc.[a]	781,541
3,480	Express Scripts Holding Company[a]	222,163
65,650	GenMark Diagnostics, Inc.[a]	776,639
391	GlaxoSmithKline plc	8,323
4,050	GlaxoSmithKline plc ADR	174,636
3,033	HealthEquity, Inc.[a]	151,134
3,027	Heska Corporation[a]	308,966
108,200	Hologic, Inc.[a]	4,910,116
3,690	INC Research Holdings, Inc.[a]	215,865
19,077	Inogen, Inc.[a]	1,820,327
29,316	Intersect ENT, Inc.[a]	819,382
6,140	Intra-Cellular Therapies, Inc.[a]	76,259
21,228	Ironwood Pharmaceuticals, Inc.[a]	400,785
18,660	Johnson & Johnson	2,468,531
72	Le Noble Age SA	4,928
109	Lonza Group AG	23,611
8,615	Magellan Health Services, Inc.[a]	628,033
58,090	Medtronic plc	5,155,487
8,590	Merck & Company, Inc.	550,533
656	Merck KGaA	79,375
2,658	Mettler-Toledo International, Inc.[a]	1,564,339
21,885	Mylan NVa	849,576
41,730	Myriad Genetics, Inc.[a]	1,078,303
1,968	National Healthcare Corporation	138,036
15,582	Neurocrine Biosciences, Inc.[a]	716,772
26,185	Nevro Corporation[a]	1,948,950
4,289	Novartis AG	358,246
2,515	Novo Nordisk AS	108,063
39,193	NuVasive, Inc.[a]	3,014,726
19,890	Omnicell, Inc.[a]	857,259
11,340	PerkinElmer, Inc.	772,708
9,460	Perrigo Company plc	714,419
61,310	Pfizer, Inc.	2,059,403
2,645	PharMerica Corporation[a]	69,431
5,310	Prothena Corporation plc[a]	287,377
44	Roche Holding AG-Genusschein	11,243
10,537	Teleflex, Inc.	2,189,167
8,468	Thermo Fisher Scientific, Inc.	1,477,412
3,003	Triple-S Management Corporation[a]	50,781
44,140	UnitedHealth Group, Inc.	8,184,439
5,600	Universal Health Services, Inc.	683,648
21,660	Veeva Systems, Inc.[a]	1,327,975
7,073	Vertex Pharmaceuticals, Inc.[a]	911,498
3,050	Waters Corporation[a]	560,712

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Health Care (7.1%) - continued
4,080	West Pharmaceutical Services, Inc.	$385,642
26,670	Wright Medical Group NVa	733,158
16,660	Zimmer Biomet Holdings, Inc.	2,139,144
65,420	Zoetis, Inc.	4,080,900

	Total	84,665,276

Industrials (7.1%)
17	A P Moller - Maersk AS, Class A	32,438
30	A P Moller - Maersk AS, Class B	60,405
4,575	ABM Industries, Inc.	189,954
2,177	Acco Brands Corporation[a]	25,362
1,781	Adecco SA	135,681
26,124	Advanced Disposal Services, Inc.[a]	593,799
8,687	AECOM[a]	280,851
10,884	Aegion Corporation[a]	238,142
17,565	AGCO Corporation	1,183,705
200	Aica Kogyo Company, Ltd.	6,107
2,757	Albany International Corporation	147,224
19,913	Allison Transmission Holdings, Inc.	746,937
13,127	AMETEK, Inc.	795,102
1,000	Asahi Glass Company, Ltd.	42,233
1,711	Astec Industries, Inc.	94,978
44,875	AZZ, Inc.	2,504,025
12,287	Babcock & Wilcox Enterprises, Inc.[a]	144,495
5,130	Barnes Group, Inc.	300,259
1,110	Boeing Company	219,502
8,300	Brink’s Company	556,100
16,700	BWX Technologies, Inc.	814,125
6,358	CBIZ, Inc.[a]	95,370
2,329	CIRCOR International, Inc.	138,296
4,890	Colfax Corporation[a]	192,519
10,804	Comfort Systems USA, Inc.	400,828
6,700	ComfortDelGro Corporation, Ltd	11,191
10,155	Costamare, Inc.	74,233
1,250	Crane Company	99,225
309	CSW Industrials, Inc.[a]	11,943
82,518	CSX Corporation	4,502,182
25,130	Cummins, Inc.	4,076,589
5,200	Curtiss-Wright Corporation	477,256
1,000	Dai Nippon Printing Company, Ltd.	11,140
3,000	Delta Air Lines, Inc.	161,220
802	Deutsche Lufthansa AG	18,277
11,410	Dover Corporation	915,310
34,113	Eaton Corporation plc	2,655,015
3,540	EMCOR Group, Inc.	231,445
15,080	Encore Wire Corporation	643,916
3,670	EnerSys	265,891
4,245	Equifax, Inc.	583,348
1,470	ESCO Technologies, Inc.	87,686
9,511	Federal Signal Corporation	165,111
2,057	Finning International, Inc.	40,322
3,460	Fluor Corporation	158,399
16,077	Fortune Brands Home and Security, Inc.	1,048,863
2,045	Franklin Electric Company, Inc.	84,663
800	Fuji Machine Manufacturing Company, Ltd.	11,572
65,160	General Electric Company	1,759,972
9,230	Genesee & Wyoming, Inc.[a]	631,240
4,491	Gibraltar Industries, Inc.[a]	160,104
25,925	Granite Construction, Inc.	1,250,622
6,312	GWA Group, Ltd.	15,274
11,550	Harsco Corporation[a]	185,955
13,010	Healthcare Services Group, Inc.	609,258
14,523	Heico Corporation	1,043,332
790	Heidrick & Struggles International, Inc.	17,182
1,640	Herman Miller, Inc.	49,856
500	Hitachi Transport System, Ltd.	11,790
52	Hochtief AG	9,546
13,121	Honeywell International, Inc.	1,748,898
1,950	Hubbell, Inc.	220,681
5,200	Huntington Ingalls Industries, Inc.	968,032
9,071	ICF International, Inc.[a]	427,244
800	Inaba Denki Sangyo Company, Ltd.	30,425
2,280	Ingersoll-Rand plc	208,369
35,770	Interface, Inc.	702,880
1,480	International Seaways, Inc.[a]	32,072
11,000	ITOCHU Corporation	163,778
5,673	ITT Corporation	227,941
508	Jardine Matheson Holdings, Ltd.	32,614
6,154	JB Hunt Transport Services, Inc.	562,353
5,110	KAR Auction Services, Inc.	214,467
10	KBR, Inc.	152
470	Kelly Services, Inc.	10,552
5,061	Kforce, Inc.	99,196
32,750	Kirby Corporation[a]	2,189,338
3,000	KITZ Corporation	28,040
2,530	KONE Oyj	128,714
640	Koninklijke Boskalis Westminster NV	20,785
2,820	Lincoln Electric Holdings, Inc.	259,694
5,550	Lindsay Corporation	495,337
345	Loomis AB	12,367
1,700	Marubeni Corporation	11,014
18,410	Masco Corporation	703,446
14,410	Masonite International Corporation[a]	1,087,955
229	McGrath Rentcorp	7,930
4,438	Meggitt plc	27,577
2,680	Meritor, Inc.[a]	44,515
8,913	Middleby Corporation[a]	1,083,019
730	Milacron Holdings Corporation[a]	12,841
1,500	MIRAIT Holdings Corporation	16,872
4,000	Mitsubishi Heavy Industries, Ltd.	16,469
1,000	Mitsuboshi Belting, Ltd.	11,103
1,548	Monadelphous Group, Ltd.	16,635
3,480	Moog, Inc.[a]	249,586
68,290	MRC Global, Inc.[a]	1,128,151
1,020	Mueller Industries, Inc.	31,059
8,221	MYR Group, Inc.[a]	255,015
2,456	National Express Group plc	11,729
7,039	Navigant Consulting, Inc.[a]	139,091
9,804	NCI Building Systems, Inc.[a]	163,727
5,130	Neff Corporation[a]	97,470
1,000	Nippon Express Company, Ltd.	6,275
2,100	Nitto Kogyo Corporation	33,225
1,730	Norfolk Southern Corporation	210,541
740	Northgate plc	4,271
7,070	Old Dominion Freight Line, Inc.	673,347
21,497	On Assignment, Inc.[a]	1,164,063
20,570	Orbital ATK, Inc.	2,023,265
1,500	Orion Group Holdings, Inc.[a]	11,205
27,845	Oshkosh Corporation	1,917,964
3,340	Parker Hannifin Corporation	533,799
43,315	PGT Innovations, Inc.[a]	554,432
711	Philips Lighting NVc	26,263
601	Ply Gem Holdings, Inc.[a]	10,788
10,220	Proto Labs, Inc.[a]	687,295
1,550	Quanex Building Products Corporation	32,783
1,551	Radiant Logistics, Inc.[a]	8,344
15,031	Raven Industries, Inc.	500,532
8,755	Raytheon Company	1,413,757
870	Regal-Beloit Corporation	70,948

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Industrials (7.1%) - continued
1,030	RELX NV	$21,235
16,480	Rockwell Collins, Inc.	1,731,718
2,620	Rolls-Royce Holdings plc	30,389
186,020	Rolls-Royce Holdings plc Rights[a,b]	242
7,668	Roper Industries, Inc.	1,775,372
1,000	Ryobi, Ltd.	4,079
44,870	Saia, Inc.[a]	2,301,831
1,100	Sanwa Holdings Corporation	11,617
168	Schindler Holding AG, Participation Certificate	35,618
130	SFS Group AGa	14,750
1,047	Siemens AG	144,019
589	Skanska AB	13,986
5,334	SKF AB	108,314
1,700	Smiths Group plc	35,346
13,200	Sojitz Corporation	32,494
111,271	Southwest Airlines Company	6,914,380
2,240	SP Plus Corporation[a]	68,432
323	Sparton Corporation[a]	7,103
321	Spirax-Sarco Engineering plc	22,388
2,690	SPX Corporation[a]	67,680
4,770	SPX FLOW, Inc.[a]	175,918
1,420	Stanley Black & Decker, Inc.	199,837
239	Sulzer, Ltd.	27,093
30,339	Team, Inc.[a]	711,450
1,700	Teijin, Ltd.	32,805
4,309	Tennant Company	318,004
15,470	Terex Corporation	580,125
800	Toppan Forms Company, Ltd.	8,281
56,430	TPI Composites, Inc.[a]	1,042,826
21,514	TransUnion[a]	931,771
12,931	TriMas Corporation[a]	269,611
2,090	Triton International, Ltd.	69,890
2,660	TrueBlue, Inc.[a]	70,490
25,070	United Continental Holdings, Inc.[a]	1,886,518
2,730	United Parcel Service, Inc.	301,911
11,282	United Rentals, Inc.[a]	1,271,594
1,000	United Technologies Corporation	122,110
7,530	Univar, Inc.[a]	219,876
3,143	Universal Forest Products, Inc.	274,415
3,635	Universal Truckload Services, Inc.	54,525
756	Valmont Industries, Inc.	113,098
410	Vectrus, Inc.[a]	13,251
1,436	Vinci SA	122,493
9,400	WABCO Holdings, Inc.[a]	1,198,594
23,486	WageWorks, Inc.[a]	1,578,259
36,231	Waste Connections, Inc.	2,334,001
3,702	Watsco, Inc.	570,848
21,800	Willdan Group, Inc.[a]	665,990
540	Wolseley plc	33,144
456	WSP Global, Inc.	18,921
6,056	Xylem, Inc.	335,684
1,725	YIT Oyj	14,428
400	Yuasa Trading Company, Ltd.	12,165

	Total	84,720,514

Information Technology (14.8%)
18,260	2U, Inc.[a]	856,759
30,350	Advanced Micro Devices, Inc.[a]	378,768
30,029	Agilent Technologies, Inc.	1,781,020
43,580	Akamai Technologies, Inc.[a]	2,170,720
26,350	Alliance Data Systems Corporation	6,763,781
10,023	Alphabet, Inc., Class Aa	9,318,183
6,247	Alphabet, Inc., Class Ca	5,676,836
65	Alten SA	5,361
11,872	Ambarella, Inc.[a]	576,386
21,445	Amphenol Corporation	1,583,070
3,542	Analog Devices, Inc.	275,568
65,064	Apple, Inc.	9,370,517
35,334	Applied Materials, Inc.	1,459,648
15,950	Apptio, Inc.[a]	276,732
30,282	Arista Networks, Inc.[a]	4,535,941
21,022	Arrow Electronics, Inc.[a]	1,648,545
8,783	Aspen Technology, Inc.[a]	485,349
2,510	Atkore International Group, Inc.[a]	56,601
602	Autobytel, Inc.[a]	7,591
600	Azbil Corporation	22,842
38,242	Bankrate, Inc.[a]	491,410
11,770	Belden, Inc.	887,811
140	BKW FMB Energie	8,230
36,310	Booz Allen Hamilton Holding Corporation	1,181,527
7,742	Brooks Automation, Inc.	167,924
2,910	CA, Inc.	100,308
1,000	Canon, Inc.	34,015
1,659	Cap Gemini SA	171,379
661	Capital Power Corporation	12,396
17,149	Cavium, Inc.[a]	1,065,467
5,330	CDW Corporation	333,285
95,720	Ciena Corporation[a]	2,394,914
75,890	Cisco Systems, Inc.	2,375,357
6,460	Cognex Corporation	548,454
65,468	Cognizant Technology Solutions Corporation	4,347,075
1,260	CommerceHub, Inc.[a]	21,974
2,050	CommScope Holding Company, Inc.[a]	77,962
14,220	CommVault Systems, Inc.[a]	802,719
3,296	Comtech Telecommunications Corporation	62,525
5,944	Conduent Incorporated[a]	94,747
6,900	CoreLogic, Inc.[a]	299,322
20,596	Criteo SA ADR[a]	1,010,234
52,050	Dolby Laboratories, Inc.	2,548,368
36,747	DST Systems, Inc.	2,267,290
15,681	eBay, Inc.[a]	547,581
3,610	Entegris, Inc.[a]	79,239
20,160	Envestnet, Inc.[a]	798,336
34,426	EVERTEC, Inc.	595,570
2,090	ExlService Holdings, Inc.[a]	116,162
8,400	Extreme Networks, Inc.[a]	77,448
850	Fabrinet[a]	36,261
81,890	Facebook, Inc.[a]	12,363,752
12,640	Fidelity National Information Services, Inc.	1,079,456
31,300	Finisar Corporation[a]	813,174
8,430	Fiserv, Inc.[a]	1,031,326
68,550	FLIR Systems, Inc.	2,375,943
179	Forrester Research, Inc.	7,008
30,682	Fortinet, Inc.[a]	1,148,734
2,400	FUJIFILM Holdings NPV	86,538
6,730	Global Payments, Inc.	607,854
771	Guidance Software, Inc.[a]	5,096
39,322	Guidewire Software, Inc.[a]	2,701,815
19,520	HP, Inc.	341,210
4,697	IAC/InterActiveCorporation[a]	484,918
14,210	II-VI, Inc.[a]	487,403
16,727	Insight Enterprises, Inc.[a]	668,913
1,470	Integrated Device Technology, Inc.[a]	37,911
44,230	Intel Corporation	1,492,320
1,263	Intevac, Inc.[a]	14,019
1,683	IXYS Corporation[a]	27,685
14,440	Keysight Technologies, Inc.[a]	562,149
4,100	Konica Minolta Holdings, Inc.	34,206

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Information Technology (14.8%) - continued
12,330	Lam Research Corporation	$1,743,832
9,670	Liberty Tripadvisor Holdings, Inc.[a]	112,172
496	Littelfuse, Inc.	81,840
15,770	M/A-COM Technology Solutions Holdings, Inc.[a]	879,493
5,544	Manhattan Associates, Inc.[a]	266,445
4,650	ManTech International Corporation	192,417
73,872	MasterCard, Inc.	8,971,754
5,790	Maxim Integrated Products, Inc.	259,971
4,680	Methode Electronics, Inc.	192,816
10,500	Microsemi Corporation[a]	491,400
114,040	Microsoft Corporation	7,860,777
1,043	Mitek Systems, Inc.[a]	8,761
8,370	Mobileye NVa	525,636
20,889	Monolithic Power Systems, Inc.	2,013,700
27,130	National Instruments Corporation	1,091,169
266	NCI, Inc.[a]	5,613
1,100	NEC Networks & System Integration Corporation	23,939
43,960	New Relic, Inc.[a]	1,890,720
8,471	Nice, Ltd. ADR	666,837
6,380	NRG Yield, Inc., Class A	108,843
13,081	NVIDIA Corporation	1,890,989
9,140	NXP Semiconductors NVa	1,000,373
17,970	ON Semiconductor Corporation[a]	252,299
42,875	Oracle Corporation	2,149,752
11,570	Paylocity Holding Corporation[a]	522,733
120,213	PayPal Holdings, Inc.[a]	6,451,832
16,873	Pegasystems, Inc.	984,540
5,683	Progress Software Corporation	175,548
33,706	Proofpoint, Inc.[a]	2,926,692
33,716	Q2 Holdings, Inc.[a]	1,245,806
20,566	Red Hat, Inc.[a]	1,969,194
4,693	Rudolph Technologies, Inc.[a]	107,235
400	Ryosan Company, Ltd.	14,628
87,050	Salesforce.com, Inc.[a]	7,538,530
810	ScanSource, Inc.[a]	32,643
590	Seagate Technology plc	22,862
123,951	Sequans Communications SA ADR[a]	410,278
16,101	ServiceNow, Inc.[a]	1,706,706
5,250	ShoreTel, Inc.[a]	30,450
570	Silicon Laboratories, Inc.[a]	38,959
317	SMA Solar Technology AG	9,527
325	Software AG	14,255
1,169	Sonus Networks, Inc.[a]	8,697
22,200	SS&C Technologies Holdings, Inc.	852,702
15,062	Synopsys, Inc.[a]	1,098,472
2,431	Telefonaktiebolaget LM Ericsson	17,479
39,821	Teradyne, Inc.	1,195,825
3,930	Texas Instruments, Inc.	302,335
740	TiVo Corp	13,801
200	Tokyo Electron, Ltd.	27,039
15,323	Total System Services, Inc.	892,565
29,760	Travelport Worldwide, Ltd.	409,498
4,690	Trimble, Inc.[a]	167,292
44,950	Twitter, Inc.[a]	803,256
12,072	Tyler Technologies, Inc.[a]	2,120,688
5,958	Ultimate Software Group, Inc.[a]	1,251,537
836	VASCO Data Security International, Inc.[a]	11,997
2,956	Verint Systems, Inc.[a]	120,309
56,704	Virtusa Corporation[a]	1,667,098
98,090	Visa, Inc.	9,198,880
1,620	Western Digital Corporation	143,532
4,745	Xerox Corporation	136,324
15,230	Xilinx, Inc.	979,594
536	XO Group, Inc.[a]	9,444
19,974	Zix Corporation[a]	113,652

	Total	175,602,920

Materials (1.6%)
500	Adeka Corporation	7,639
2,576	American Vanguard Corporation	44,436
794	APERAM	36,870
21,124	Axalta Coating Systems, Ltd.[a]	676,813
7,298	Balchem Corporation	567,128
9,881	BHP Billiton, Ltd.	176,118
1,516	BillerudKorsnas AB	23,959
6,364	BlueScope Steel, Ltd.	64,429
12,716	Boise Cascade Company[a]	386,566
7,117	Celanese Corporation	675,688
4,600	CF Industries Holdings, Inc.	128,616
10,541	Continental Building Products, Inc.[a]	245,605
10,060	Crown Holdings, Inc.[a]	600,180
4,700	Daicel Corporation	58,744
5,000	DOWA Holdings Company, Ltd.	37,925
7,040	Eastman Chemical Company	591,290
7,620	Ecolab, Inc.	1,011,555
2,897	Evonik Industries AG	92,721
16,607	Ferro Corporation[a]	303,742
9,746	Ferroglobe plc	116,465
8,150	Ferroglobe Representation & Warranty Insurance Trust[b]	1
19,015	FMC Corporation	1,389,046
2,064	Granges AB	18,989
12,393	Graphic Packaging Holding Company	170,776
430	Innophos Holdings, Inc.	18,851
4,307	Innospec, Inc.	282,324
720	International Paper Company	40,759
800	JSR Corporation	13,849
3,434	Kadant, Inc.	258,237
910	Koppers Holdings, Inc.[a]	32,897
4,100	Kuraray Company, Ltd.	74,657
2,000	Kyoei Steel, Ltd.	33,194
1,910	Louisiana-Pacific Corporation[a]	46,050
3,670	Martin Marietta Materials, Inc.	816,869
7,600	Materion Corporation	284,240
4,600	Mitsubishi Chemical Holdings Corporation	38,326
7,088	Myers Industries, Inc.	127,230
4,290	Neenah Paper, Inc.	344,272
200	Nippon Shokubai Company, Ltd.	12,919
12,980	Norsk Hydro ASA	71,831
1,428	Nufarm, Ltd.	10,566
41,860	Nutanix, Inc.[a]	843,479
8,000	Oji Holdings Corporation	41,420
4,910	Olin Corporation	148,675
5,352	OMNOVA Solutions, Inc.[a]	52,182
3,822	Orora, Ltd.	8,399
59,660	Owens-Illinois, Inc.[a]	1,427,067
2,137	Packaging Corporation of America	238,040
2,640	PolyOne Corporation	102,274
69,970	Quantenna Communications, Inc.[a]	1,329,430
3,176	Quantum Corporation[a]	24,805
2,610	Rayonier Advanced Materials, Inc.	41,029
2,080	Reliance Steel & Aluminum Company	151,445
2,800	Rengo Company, Ltd.	16,256
357	Rio Tinto, Ltd.	17,350
10,600	RPM International, Inc.	578,230
7,090	Ryerson Holding Corporation[a]	70,191
3,810	Schweitzer-Mauduit International, Inc.	141,846
4,891	Scotts Miracle-Gro Company	437,549

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Materials (1.6%) - continued
8,410	Sensient Technologies Corporation	$677,257
3,748	Silgan Holdings, Inc.	119,111
936	Solvay SA	125,622
37,720	Steel Dynamics, Inc.	1,350,753
300	Sumitomo Seika Chemicals Company, Ltd.	14,752
1,400	Toagosei Company, Ltd.	18,261
5,723	UPM-Kymmene Oyj	163,190
1,250	W. R. Grace & Company	90,012
5,020	Westrock Company	284,433
400	Yamato Kogyo Company, Ltd.	10,275
2,186	Yara International ASA	82,199

	Total	18,537,904

Real Estate (1.2%)
7,150	American Assets Trust, Inc.	281,638
7,248	Ares Commercial Real Estate Corporation	94,876
35,823	Armada Hoffler Properties, Inc.	463,908
2,440	Ashford Hospitality Prime, Inc.	25,108
2,910	Bluerock Residential Growth REIT, Inc.	37,510
22,967	Brixmor Property Group, Inc.	410,650
6,600	Camden Property Trust	564,366
16,953	Cedar Realty Trust, Inc.	82,222
9,999	Chatham Lodging Trust	200,880
3,694	City Office REIT, Inc.	46,914
1,585	Cominar Real Estate Investment Trust	15,535
25,303	Cousins Properties, Inc.	222,413
12,620	CyrusOne, Inc.	703,565
100	Daito Trust Construction Company, Ltd.	15,579
34,820	DDR Corporation	315,817
10,579	DEXUS Property Group	77,021
5,000	Digital Realty Trust, Inc.	564,750
6,900	Douglas Emmett, Inc.	263,649
25,000	Duke Realty Corporation	698,750
7,500	Equity Commonwealth[a]	237,000
1,380	Equity Lifestyle Properties, Inc.	119,149
4,210	Franklin Street Properties Corporation	46,647
22,900	General Growth Properties, Inc.	539,524
13,330	GEO Group, Inc.	394,168
2,802	H&R Real Estate Investment Trust	47,579
1,200	Healthcare Trust of America, Inc.	37,332
7,070	HFF, Inc.	245,824
11,060	Hospitality Properties Trust	322,399
31,048	Host Hotels & Resorts, Inc.	567,247
1,280	Hudson Pacific Properties, Inc.	43,763
12,000	Hysan Development Company, Ltd.	57,269
5,747	InfraREIT, Inc.	110,055
11,917	Invitation Homes, Inc.	257,765
7,230	Liberty Property Trust	294,333
10,265	Mid-America Apartment Communities, Inc.	1,081,726
14,654	National Storage Affiliates Trust	338,654
17,637	New World Development Company, Ltd.	22,356
245	One Liberty Properties, Inc.	5,740
24,059	Outfront Media, Inc.	556,244
16,583	Pebblebrook Hotel Trust	534,636
13,740	Physicians Realty Trust	276,724
4,780	Ramco-Gershenson Properties Trust	61,662
1,240	RE/MAX Holdings, Inc.	69,502
1,930	Realogy Holdings Corporation	62,628
15,240	Retail Properties of America, Inc.	186,080
3,000	Road King Infrastructure, Ltd.	3,703
176	Road King Infrastructure, Ltd., Rights[a,b]	0
750	Saul Centers, Inc.	43,485
8,774	SBA Communications Corporation[a]	1,183,613
17,293	Stockland	58,154
540	Sun Communities, Inc.	47,353
2,000	Sun Hung Kai Properties, Ltd.	29,380
19,251	Terreno Realty Corporation	647,989
11,740	UDR, Inc.	457,508
4,617	Urstadt Biddle Properties, Inc.	91,417
6,830	Weingarten Realty Investors	205,583
1,000	Wheelock and Company, Ltd.	7,543
8,600	Wing Tai Holdings, Ltd.	12,435
1,067	Xenia Hotels & Resorts, Inc.	20,668

	Total	14,409,988

Telecommunications Services (0.1%)
14,480	AT&T, Inc.	546,331
410	ATN International, Inc.	28,060
1,741	Elisa Oyj	67,537
1,664	Freenet AG	53,086
6,102	Inmarsat plc	61,198
26,380	KCOM Group plc	30,579
2,500	Nippon Telegraph & Telephone Corporation	118,010
1,800	NTT DOCOMO, Inc.	42,571
30,494	PCCW, Ltd.	17,330
2,672	Proximus SA	93,519
3,284	TDC AS	19,098
2,800	Telefonica Deutschland Holding AG	14,003
1,742	Telenor ASA	28,900
6,368	Verizon Communications, Inc.	284,395
21,794	Vonage Holdings Corporation[a]	142,533

	Total	1,547,150

Utilities (0.6%)
20,950	AES Corporation	232,755
1,010	Alliant Energy Corporation	40,572
3,040	American States Water Company	144,126
2,095	Artesian Resources Corporation	78,856
590	ATCO, Ltd.	23,071
557	Canadian Utilities, Ltd.	17,898
30,920	Centrica plc	80,617
22,740	CMS Energy Corporation	1,051,725
213	Connecticut Water Service, Inc.	11,824
1,640	Consolidated Water Company, Ltd.	20,336
20,904	Electricidade de Portugal SA	68,382
86	Elia System Operator SA	4,867
3,685	Endesa SA	85,008
3,751	Eversource Energy	227,723
10,450	MDU Resources Group, Inc.	273,790
1,487	Middlesex Water Company	58,885
7,870	New Jersey Resources Corporation	312,439
7,610	NorthWestern Corporation	464,362
820	NRG Yield, Inc., Class C	14,432
39,660	OGE Energy Corporation	1,379,771
18,000	Osaka Gas Company, Ltd.	73,707
7,880	PG&E Corporation	522,996
13,350	PNM Resources, Inc.	510,638
1,640	Portland General Electric Company	74,932
14,600	Public Service Enterprise Group, Inc.	627,946
7,223	Redes Energeticas Nacionais SGPS SA	22,628
1,960	Renewable Energy Group, Inc.[a]	25,382
5,140	Southwest Gas Holdings, Inc.	375,528
272	Unitil Corporation	13,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (50.7%)	Value
Utilities (0.6%) - continued
8,480	Vectren Corporation	$495,571
451	Verbund AG	8,602

	Total	7,342,509

	Total Common Stock (cost $468,063,034)	601,585,610

	Registered Investment Companies (31.7%)
Affiliated Equity Holdings (28.6%)
3,563,837	Thrivent Large Cap Stock Portfolio	46,859,113
3,311,080	Thrivent Large Cap Value Portfolio	56,186,053
3,656,772	Thrivent Mid Cap Stock Portfolio	68,630,656
12,302,797	Thrivent Partner Worldwide Allocation Portfolio	124,995,186
2,246,652	Thrivent Small Cap Stock Portfolio	42,182,462

	Total	338,853,470

Affiliated Fixed Income Holdings (2.0%)
1,817,596	Thrivent High Yield Portfolio	8,814,977
477,105	Thrivent Income Portfolio	4,894,334
947,950	Thrivent Limited Maturity Bond Portfolio	9,347,832

	Total	23,057,143

Equity Funds/Exchange Traded Funds (1.1%)
370	iShares MSCI EAFE Index Fund	24,124
22,455	iShares Russell 2000 Growth Index Fund	3,789,730
2,580	iShares Russell 2000 Index Fund	363,574
4,860	iShares Russell 2000 Value Index Fund	577,708
8,520	Materials Select Sector SPDR Fund	458,461
20,666	SPDR S&P 500 ETF Trust	4,997,039
29,510	SPDR S&P Bank ETF	1,284,275
24,860	SPDR S&P Biotech ETF	1,918,695

	Total	13,413,606

	Total Registered Investment Companies (cost $335,302,843)	375,324,219

Principal Amount	Long-Term Fixed Income (3.2%)
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$24,619	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[d]	12,087
	Residential Asset Securitization Trust
44,965	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[d]	12,196
	Sequoia Mortgage Trust
103,656	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	84,958
	WaMu Mortgage Pass Through Certificates
44,634	2.918%, 9/25/2036, Ser. 2006-AR10, Class 1A2	41,940
66,090	2.937%, 10/25/2036, Ser. 2006-AR12, Class 1A1	63,447

	Total	214,628

Mortgage-Backed Securities (1.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 7/1/2031[e]	898,379
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,325,000	4.000%, 7/1/2047[e]	1,393,269
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,850,000	3.000%, 7/1/2047[e]	1,847,109
7,475,000	3.500%, 7/1/2047[e]	7,675,075
4,375,000	4.000%, 7/1/2047[e]	4,598,193
1,575,000	4.500%, 7/1/2047[e]	1,689,063

	Total	18,101,088

U.S. Government and Agencies (1.7%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	216,817
	U.S. Treasury Bonds
1,680,000	3.625%, 2/15/2044	1,938,300
348,000	2.500%, 5/15/2046	324,333
	U.S. Treasury Bonds, TIPS
1,337,687	0.625%, 1/15/2026	1,345,888
506,085	0.375%, 1/15/2027	496,917
	U.S. Treasury Notes
225,000	0.875%, 3/31/2018	224,350
400,000	1.000%, 11/30/2018	398,062
2,520,000	0.750%, 2/15/2019	2,495,687
360,000	1.000%, 10/15/2019	356,611
825,000	1.500%, 10/31/2019	826,031
665,000	1.375%, 9/30/2020	660,038
3,425,000	1.125%, 8/31/2021	3,334,560
250,000	2.125%, 9/30/2021	253,389
140,000	1.875%, 2/28/2022	140,153
250,000	1.625%, 8/15/2022	246,602
5,100,000	1.625%, 10/31/2023	4,966,324
2,100,000	2.250%, 11/15/2024	2,111,155
200,000	2.000%, 11/15/2026	195,039

	Total	20,530,256

	Total Long-Term Fixed Income (cost $38,797,948)	38,845,972

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
430	Henkel AG & Company KGaA, 1.470%	59,295

	Total	59,295

	Total Preferred Stock (cost $55,807)	59,295

Shares or Principal Amount	Short-Term Investments (16.1%)[f]
	Federal Home Loan Bank Discount Notes
100,000	0.815%, 7/7/2017[g]	99,989
400,000	0.819%, 7/14/2017[g]	399,878
5,200,000	0.860%, 7/26/2017[g]	5,196,677
300,000	1.020%, 8/1/2017[g]	299,753
1,000,000	0.990%, 8/2/2017[g]	999,150
100,000	1.030%, 8/11/2017	99,890
1,000,000	0.980%, 8/23/2017[g]	998,555
2,000,000	1.035%, 9/27/2017[g]	1,995,078

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (16.1%)[f]	Value
	Thrivent Core Short-Term Reserve Fund
18,102,780	1.240%	$181,027,802

	Total Short-Term Investments (cost $191,116,801)	191,116,772

	Total Investments (cost $1,033,336,433) 101.7%	$1,206,931,868

	Other Assets and Liabilities, Net (1.7%)	(19,982,211)

	Total Net Assets 100.0%	$1,186,949,657

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $106,313 or 0.0% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$ 369,075	5.226%, 3/7/2024	$368,307
	Chemours Company, Term Loan
502,904	3.570%, 5/12/2022	504,287
	Contura Energy, Inc., Term Loan
683,288	6.230%, 3/17/2024	662,789
	Ineos Finance, LLC, Term Loan
849,827	3.976%, 3/31/2022[b,c]	851,068
	Peabody Energy Corporation, Term Loan
214,463	5.726%, 3/31/2022	213,980
	Tronox Pigments BV, Term Loan
782,193	4.796%, 3/19/2020	786,104

	Total	3,386,535

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
385,198	3.939%, 11/10/2023	386,370
	Berry Plastics Corporation, Term Loan
535,000	3.367%, 2/8/2020	534,850
190,000	3.367%, 1/6/2021	189,890
703,237	3.617%, 1/19/2024	702,942
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,280,000	5.226%, 11/30/2023	1,284,262
	Sterigenics-Nordion Holdings, LLC, Term Loan
882,788	4.226%, 5/15/2022	879,477

	Total	3,977,791

Communications Services (0.3%)
	Altice Financing SA, Term Loan
345,000	3.908%, 7/15/2025	343,813
	Beasley Broadcast Group, Inc., Term Loan
289,019	7.226%, 11/1/2023	291,909
	Cengage Learning Acquisitions, Term Loan
458,836	5.339%, 6/7/2023	432,504
	Charter Communications Operating, LLC, Term Loan
397,927	3.230%, 7/1/2020	398,974
397,927	3.230%, 1/3/2021	398,922
	Coral-US Co-Borrower, LLC, Term Loan
755,000	4.726%, 11/19/2024	756,419
	FairPoint Communications, Inc., Term Loan
795,949	7.500%, 2/14/2019	796,116
	Hargray Merger Subsidiary Corporation, Term Loan
275,000	4.226%, 3/24/2024	275,258
	Intelsat Jackson Holdings SA, Term Loan
267,851	4.000%, 6/30/2019	265,381
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.658%, 1/7/2022	2,735,055
170,000	7.908%, 7/7/2023	169,150
	LTS Buyer, LLC, Term Loan
761,547	4.546%, 4/13/2020	763,832
	McGraw-Hill Global Education Holdings, LLC, Term Loan
796,950	5.226%, 5/4/2022	782,876
	Mediacom Illinois, LLC, Term Loan
703,238	3.440%, 2/15/2024	704,996
	NEP Broadcasting, LLC, Term Loan
68,571	10.039%, 7/22/2020	68,657
	NEP/NCP Holdco, Inc., Term Loan
1,023,956	4.476%, 1/22/2020	1,023,639
835,000	0.000%, 7/21/2022[b,c]	834,741
	New LightSquared, Term Loan
189,658	19.939%, 12/7/2020	183,833
	SBA Senior Finance II, LLC, Term Loan
529,200	3.480%, 6/10/2022	529,332
	SFR Group SA, Term Loan
310,000	3.944%, 6/22/2025	307,191
	Sprint Communications, Inc., Term Loan
1,376,550	3.750%, 2/2/2024	1,376,261
	Syniverse Holdings, Inc., Term Loan
683,347	4.296%, 4/23/2019	637,221
	TNS, Inc., Term Loan
368,159	5.230%, 2/15/2020	370,644
	Univision Communications, Inc., Term Loan
968,671	3.976%, 3/15/2024	948,891
	Virgin Media Bristol, LLC, Term Loan
1,385,000	3.909%, 1/31/2025	1,384,654
	WideOpenWest Finance, LLC, Term Loan
1,045,000	0.000%, 8/6/2023[b,c]	1,043,224
744,375	4.702%, 8/19/2023	743,110
	Zayo Group, LLC, Term Loan
714,963	3.716%, 1/19/2024	715,263

	Total	19,281,866

Consumer Cyclical (0.1%)
	Amaya Holdings BV, Term Loan
1,352,174	4.796%, 8/1/2021	1,353,404
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	3.960%, 7/29/2021	730,031
	Ceridian HCM Holding, Inc., Term Loan
339,664	4.726%, 9/15/2020	336,906
	Four Seasons Hotels, Ltd., Term Loan
588,521	3.726%, 11/30/2023	591,952
	Golden Nugget, Inc., Term Loan
324,682	4.710%, 11/21/2019	327,728
	Golden Nugget, Inc., Term Loan Delayed Draw
135,773	4.680%, 11/21/2019	137,047
	IMG Worldwide, Inc., Term Loan
266,667	8.476%, 5/6/2022	269,667
	Mohegan Tribal Gaming Authority, Term Loan
776,487	5.226%, 10/13/2023[b,c]	784,492
	Scientific Games International, Inc., Term Loan
1,600,987	5.108%, 10/1/2021	1,615,893

	Total	6,147,120

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
1,515,000	0.000%, 4/28/2022[b,c]	1,506,668
	Albertson’s, LLC, Term Loan
803,736	0.000%, 6/22/2023[b,c]	794,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Endo Luxembourg Finance Company I SARL., Term Loan
$ 470,000	5.500%, 4/27/2024	$474,112
	Grifols Worldwide Operations USA, Inc., Term Loan
578,550	3.436%, 1/23/2025	578,938
	JBS USA LUX SA, Term Loan
1,162,087	5.750%, 10/30/2022[b,c]	1,131,873
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,015,046	5.046%, 6/30/2021	1,008,500
	Revlon Consumer Products Corporation, Term Loan
498,744	4.726%, 9/7/2023	464,580
	Valeant Pharmaceuticals International, Inc., Term Loan
1,728,520	5.830%, 4/1/2022	1,751,215

	Total	7,709,912

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
400,446	6.980%, 5/29/2020	402,448
	Expro Holdings UK 2, Ltd., Term Loan
437,625	5.960%, 9/2/2021	297,222
	Houston Fuel Oil Terminal, LLC, Term Loan
825,332	4.550%, 8/19/2021[b,c]	818,111
	McJunkin Red Man Corporation, Term Loan
323,278	5.226%, 11/9/2019	325,056
	MEG Energy Corporation, Term Loan
374,063	4.696%, 12/31/2023	364,011
	Pacific Drilling SA, Term Loan
475,200	4.750%, 6/3/2018	215,622

	Total	2,422,470

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
1,003,109	4.796%, 4/13/2024	991,823
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
535,000	3.962%, 3/20/2022	538,130
	Digicel International Finance, Ltd., Term Loan
315,000	4.940%, 5/10/2024	316,871
	DJO Finance, LLC, Term Loan
540,375	4.387%, 6/7/2020	534,182
	MoneyGram International, Inc., Term Loan
831,638	4.546%, 3/28/2020	831,289
	TransUnion, LLC, Term Loan
457,638	3.726%, 4/26/2022	460,252

	Total	3,672,547

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
438,294	4.226%, 12/13/2019	434,389
	First Data Corporation, Term Loan
1,020,000	3.716%, 4/26/2024	1,019,633
	Harland Clarke Holdings Corporation, Term Loan
110,192	7.296%, 12/31/2021	110,605
488,990	6.796%, 2/9/2022	489,112
	Micron Technologies, Inc., Term Loan
254,357	3.800%, 4/9/2023	256,212
	ON Semiconductor Corporation, Term Loan
200,965	3.476%, 3/31/2023	201,055
	Rackspace Hosting, Inc., Term Loan
660,000	0.000%, 11/3/2023[b,c]	659,379
	Western Digital Corporation, Term Loan
1,114,400	3.976%, 4/29/2023	1,118,167
	Xerox Business Services, LLC, Term Loan
628,421	5.226%, 12/7/2023	635,491

	Total	4,924,043

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
1,150,000	5.726%, 5/18/2023	1,145,688
	OSG Bulk Ships, Inc., Term Loan
589,232	5.430%, 8/5/2019	558,297
	XPO Logistics, Inc., Term Loan
585,000	3.405%, 10/30/2021	586,088

	Total	2,290,073

Utilities (<0.1%)
	Calpine Corporation, Term Loan
1,035,135	4.050%, 1/15/2024	1,032,713
	Intergen NV, Term Loan
421,043	5.800%, 6/13/2020	420,167
	Talen Energy Supply, LLC, Term Loan
368,751	5.226%, 7/6/2023	341,327

	Total	1,794,207

	Total Bank Loans (cost $56,022,565)	55,606,564

Shares	Common Stock (37.9%)
Consumer Discretionary (5.5%)
55,432	Amazon.com, Inc.[d]	53,658,176
70,450	American Axle & Manufacturing Holdings, Inc.[d]	1,099,020
5,836	American Public Education, Inc.[d]	138,021
101,720	Aramark	4,168,486
10,650	Armstrong Flooring, Inc.[d]	191,381
12,650	Ascent Capital Group, Inc.[d]	194,304
4,500	Bandai Namco Holdings, Inc.	153,753
42,240	Barnes & Noble Education, Inc.[d]	449,011
1,889	Bellway plc	73,303
6,342	Berkeley Group Holdings plc	266,680
25,800	Bloomin’ Brands, Inc.	547,734
50,310	BorgWarner, Inc.	2,131,132
10,100	Bridgestone Corporation	436,639
71,133	Bright Horizons Family Solutions, Inc.[d]	5,492,179
61,069	Brunswick Corporation	3,830,858
14,410	Buffalo Wild Wings, Inc.[d]	1,825,747
1,509	Bunzl plc	44,987
28,501	Burlington Stores, Inc.	2,621,807
52,610	Caleres, Inc.	1,461,506
51,508	Callaway Golf Company	658,272
12,693	Cedar Fair, LP	915,165
8,896	Century Casinos, Inc.[d]	65,564
5,900	Cheesecake Factory, Inc.	296,770
4,900	Children’s Place, Inc.	500,290
2,810	Chipotle Mexican Grill, Inc.[d]	1,169,241
534	Cie Generale des Etablissements Michelin	71,072
5,633	Citi Trends, Inc.	119,532
12,450	ClubCorp Holdings, Inc.	163,095

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Consumer Discretionary (5.5%) - continued
713,130	Comcast Corporation	$27,755,020
100,651	Core-Mark Holding Company, Inc.	3,327,522
30,482	CSS Industries, Inc.	797,409
27,774	Culp, Inc.	902,655
63,039	Delphi Automotive plc	5,525,368
8,700	Denso Corporation	369,212
11,493	Discovery Communications, Inc., Class Ad	296,864
116,587	Discovery Communications, Inc., Class Cd	2,939,158
31,500	DISH Network Corporation[d]	1,976,940
71,835	Dollar Tree, Inc.[d]	5,022,703
7,340	Domino’s Pizza, Inc.	1,552,630
33,270	DSW, Inc.	588,879
153,182	Duluth Holdings, Inc.[e]	2,789,444
18,630	Entravision Communications Corporation	122,958
11,782	Eutelsat Communications	300,617
20,440	Expedia, Inc.	3,044,538
204,303	Extended Stay America, Inc.	3,955,306
22,800	Five Below, Inc.[d]	1,125,636
21,790	FTD Companies, Inc.[d]	435,800
45,208	G-III Apparel Group, Ltd.[d]	1,127,940
114,984	Gray Television, Inc.[d]	1,575,281
72,110	Habit Restaurants, Inc.[d,e]	1,139,338
84,228	Harley-Davidson, Inc.	4,549,997
41,501	Harvey Norman Holdings, Ltd.	121,867
6,300	Haseko Corporation	76,718
39,150	Haverty Furniture Companies, Inc.	982,665
143,830	Home Depot, Inc.	22,063,522
19,800	Honda Motor Company, Ltd.	542,482
66,270	Houghton Mifflin Harcourt Company[d]	815,121
3,280	Hyatt Hotels Corporation[d]	184,369
12,900	Inchcape plc	126,806
44,214	International Speedway Corporation	1,660,236
947	Ipsos SA	35,531
29,925	La-Z-Boy, Inc.	972,562
6,378	Libbey, Inc.	51,407
52,050	Liberty Interactive Corporation[d]	1,277,307
63,468	Liberty Media Corporation - Liberty SiriusXM[d]	2,646,616
19,611	Lithia Motors, Inc.	1,847,945
132,438	Lowe’s Companies, Inc.	10,267,918
11,281	Marks and Spencer Group plc	48,961
56,600	Modine Manufacturing Company[d]	936,730
53,050	Nautilus, Inc.[d]	1,015,907
114,900	Newell Brands, Inc.	6,160,938
52,320	News Corporation, Class A	716,784
17,090	News Corporation, Class B	241,823
999	Nexity SA	57,981
1,682	Next plc	84,477
3,400	Nikon Corporation	54,499
87,310	Norwegian Cruise Line Holdings, Ltd.[d]	4,740,060
110,831	Nutrisystem, Inc.	5,768,754
4,817	O’Reilly Automotive, Inc.[d]	1,053,671
47,705	Oxford Industries, Inc.	2,981,085
35,810	Papa John’s International, Inc.	2,569,726
239,660	Pinnacle Entertainment, Inc.[d]	4,735,682
26,260	Polaris Industries, Inc.[e]	2,421,960
6,090	Priceline Group, Inc.[d]	11,391,467
462	Publicis Groupe SA	34,434
462	Publicis Groupe SA Rights[d,f]	57
38,909	PVH Corporation	4,455,080
42,524	Ross Stores, Inc.	2,454,911
500	RTL Group SA	37,775
30,990	Ruth’s Hospitality Group, Inc.	674,032
66,145	Scripps Networks Interactive, Inc.	4,518,365
2,349	SES SA	55,030
8,453	Shoe Carnival, Inc.	176,499
16,580	Signet Jewelers, Ltd.[e]	1,048,519
10,600	Singapore Press Holdings, Ltd.	24,870
96,300	Six Flags Entertainment Corporation	5,740,443
3,180	Snap-On, Inc.	502,440
10,714	SSP Group plc	66,396
12,430	Stamps.com, Inc.[d]	1,925,096
3,820	Standard Motor Products, Inc.	199,480
144,190	Staples, Inc.	1,451,993
183,644	Starbucks Corporation	10,708,282
11,440	Steven Madden, Ltd.[d]	457,028
8,400	Subaru Corporation	284,828
9,000	Sumitomo Forestry Company, Ltd.	141,772
7,500	Sumitomo Rubber Industries, Ltd.	127,016
400	Swatch Group AG	29,221
50,666	Taylor Morrison Home Corporation[d]	1,216,491
18,139	Tenneco, Inc.	1,048,978
26,290	Thomson Reuters Corporation[e]	1,216,964
77,200	Time, Inc.	1,107,820
111,407	Toll Brothers, Inc.	4,401,691
117,353	Tower International, Inc.	2,634,575
1,800	Toyoda Gosei Company, Ltd.	43,131
139,228	Tuesday Morning Corporation[d]	264,533
55,905	Tupperware Brands Corporation	3,926,208
2,700	TV Asahi Holdings Corporation	48,777
5,322	Ulta Beauty, Inc.[d]	1,529,223
11,540	Vail Resorts, Inc.	2,340,658
24,246	VF Corporation	1,396,570
2,390	Visteon Corporation[d]	243,923
101,884	Walt Disney Company	10,825,175
8,175	Whirlpool Corporation	1,566,493
84,830	Wingstop, Inc.[e]	2,621,247
6,790	Wolters Kluwer NV	287,170
6,770	Wyndham Worldwide Corporation	679,776
3,300	Yokohama Rubber Company, Ltd.	66,525
105,850	Zoe’s Kitchen, Inc.[d,e]	1,260,673

	Total	316,458,685

Consumer Staples (1.1%)
115,050	Altria Group, Inc.	8,567,773
5,000	Axfood AB	83,487
94,540	Blue Buffalo Pet Products, Inc.[d]	2,156,457
26,467	Coca-Cola Amatil, Ltd.	187,814
6,910	Coca-Cola HBC AG	203,217
134,110	Cott Corporation	1,936,548
63,860	CVS Health Corporation	5,138,176
214,721	Darling Ingredients, Inc.[d]	3,379,709
20,104	e.l.f. Beauty, Inc.[d,e]	547,030
1,688	Ebro Foods SA	38,559
4,085	Grieg Seafood ASA	28,451
62,866	Hain Celestial Group, Inc.[d]	2,440,458
963	Henkel AG & Company KGaA	116,653
11,757	Imperial Brands plc	528,329
14,100	Ingredion, Inc.	1,680,861
18,800	Inter Parfums, Inc.	689,020
700	Kesko Oyj	35,608
4,000	Kewpie Corporation	105,039
13,630	Kimberly-Clark Corporation	1,759,769
2,300	Kirin Holdings Company, Ltd.	46,917
5	Lindt & Spruengli AG	28,992
89,840	MGP Ingredients, Inc.[e]	4,597,113
56,830	Mondelez International, Inc.	2,454,488
74,014	Monster Beverage Corporation[d]	3,677,015
1,178	Nestle SA	102,742

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Consumer Staples (1.1%) - continued
35,980	PepsiCo, Inc.	$4,155,330
109,890	Pinnacle Foods, Inc.	6,527,466
5,059	Revlon, Inc.[d]	119,898
981	SalMar ASA	24,316
7,838	Seneca Foods Corporation[d]	243,370
1,200	Seven & I Holdings Company, Ltd.	49,517
111,831	SpartanNash Company	2,903,133
2,200	Suedzucker AG	45,930
116,880	SUPERVALU, Inc.[d]	384,535
8,491	Tate & Lyle plc	73,179
7,647	Unilever plc	413,841
76,430	US Foods Holding Corporation	2,080,425
43,704	Wal-Mart Stores, Inc.	3,307,519

	Total	60,858,684

Energy (1.3%)
32,500	Anadarko Petroleum Corporation	1,473,550
7,956	Arch Coal, Inc.[e]	543,395
169,115	Archrock, Inc.	1,927,911
82,485	Bill Barrett Corporation[d]	253,229
191,844	BP plc	1,107,363
41,164	California Resources Corporation[d,e]	351,952
137,508	Callon Petroleum Company[d]	1,458,960
15,404	CARBO Ceramics, Inc.[d,e]	105,517
65,120	Chevron Corporation	6,793,970
6,145	Cimarex Energy Company	577,691
40,794	Concho Resources, Inc.[d]	4,957,695
27,560	Contango Oil & Gas Company[d]	182,998
19,800	Continental Resources, Inc.[d]	640,134
2,631	Contura Energy, Inc.	172,331
4,326	Crescent Point Energy Corporation	33,092
12,580	Delek US Holdings, Inc.	332,615
59,480	Devon Energy Corporation	1,901,576
55,310	Ensco plc	285,400
29,551	EQT Corporation	1,731,393
25,080	Era Group, Inc.[d]	237,257
19,990	Exterran Corporation[d]	533,733
78,110	Exxon Mobil Corporation	6,305,820
89,962	Fairmount Santrol Holdings, Inc.[d,e]	350,852
151,000	Halliburton Company	6,449,210
23,434	HollyFrontier Corporation	643,732
12,558	John Wood Group plc	104,925
300,278	Marathon Oil Corporation	3,558,294
12,312	Matrix Service Company[d]	115,117
33,656	Newpark Resources, Inc.[d]	247,372
40,760	Noble Corporation	147,551
107,141	Oil States International, Inc.[d]	2,908,878
7,260	OMV AG	377,104
51,249	Overseas Shipholding Group, Inc.[d]	136,322
30,630	Par Pacific Holdings, Inc.[d,e]	552,565
85,048	Parsley Energy, Inc.[d]	2,360,082
124,585	Patterson-UTI Energy, Inc.	2,515,371
23,709	Petrofac, Ltd.	136,327
190,313	Pioneer Energy Services Corporation[d]	390,142
26,880	Pioneer Natural Resources Company	4,289,510
5,757	Range Resources Corporation	133,390
299,320	Rowan Companies plc[d]	3,065,037
6,519	Royal Dutch Shell plc	173,340
2,309	Royal Dutch Shell plc, Class A	61,347
14,923	Royal Dutch Shell plc, Class B	400,631
43,610	RPC, Inc.[e]	881,358
76,937	Smart Sand, Inc.[d]	685,509
4,161	Statoil ASA	68,998
214,831	Teekay Tankers, Ltd.	403,882
67,690	Tesco Corporation[d]	301,221
18,063	TETRA Technologies, Inc.[d]	50,396
2,731	TGS Nopec Geophysical Company ASA	56,033
6,488	Total SA	322,111
40,148	U.S. Silica Holdings, Inc.[e]	1,424,853
715,950	Weatherford International plc[d]	2,770,726
29,477	Westmoreland Coal Company[d]	143,553
228,300	Whiting Petroleum Corporation[d]	1,257,933
305,190	WPX Energy, Inc.[d]	2,948,135

	Total	72,339,389

Financials (6.5%)
6,069	ABN AMRO Group NVg	160,779
38,578	Affiliated Managers Group, Inc.	6,398,547
50,440	AG Mortgage Investment Trust, Inc.	923,052
86,936	AGNC Investment Corporation	1,850,867
26,180	Allied World Assurance Company Holdings AG	1,384,922
61,550	Ally Financial, Inc.	1,286,395
31,310	American International Group, Inc.	1,957,501
71,125	Ameris Bancorp	3,428,225
17,909	Aon plc	2,381,002
11,381	Argo Group International Holdings, Ltd.	689,689
50,010	Aspen Insurance Holdings, Ltd.	2,492,999
142,600	Assured Guaranty, Ltd.	5,952,124
89,946	Astoria Financial Corporation	1,812,412
4,503	ASX, Ltd.	185,528
14,585	Australia & New Zealand Banking Group, Ltd.	321,915
102,610	BancorpSouth, Inc.	3,129,605
62,760	Bank Mutual Corporation	574,254
1,219,734	Bank of America Corporation	29,590,747
108,909	Bank of New York Mellon Corporation	5,556,537
8,156	Bank of Nova Scotia	490,630
46,202	Bank of the Ozarks, Inc.	2,165,488
27,990	BankFinancial Corporation	417,611
15,117	Bankia, SA	73,117
61,580	Beneficial Bancorp, Inc.	923,700
48,740	Berkshire Hathaway, Inc.[d]	8,255,094
75,940	Blackstone Group, LP	2,532,599
18,130	Blue Hills Bancorp, Inc.	324,527
139,480	Boston Private Financial Holdings, Inc.	2,141,018
59,170	Brookline Bancorp, Inc.	863,882
1,611	Canadian Imperial Bank of Commerce	130,925
24,550	Capital One Financial Corporation	2,028,321
94,620	Capstead Mortgage Corporation	986,887
2,803	Carolina Financial Corporation	90,593
57,140	Cathay General Bancorp	2,168,463
76,602	Central Pacific Financial Corporation	2,410,665
41,614	Chemical Financial Corporation	2,014,534
7,000	Chiba Bank, Ltd.	50,942
17,530	Chubb, Ltd.	2,548,511
3,526	CI Financial Corporation	75,153
250,770	Citigroup, Inc.	16,771,498
25,979	Citizens Financial Group, Inc.	926,931
10,190	Clifton Bancorp, Inc.	168,441
5,388	CNA Financial Corporation	262,665
261,140	CNO Financial Group, Inc.	5,452,603
13,422	CNP Assurances	301,274
174,200	CoBiz Financial, Inc.	3,031,080
1,617	Columbia Banking System, Inc.	64,437
73,130	Comerica, Inc.	5,356,041
1,153	Community Trust Bancorp, Inc.	50,444
4,450	Customers Bancorp, Inc.[d]	125,846
4,588	Danske Bank AS	176,515

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Financials (6.5%) - continued
2,500	DBS Group Holdings, Ltd.	$37,627
38,207	Direct Line Insurance Group plc	176,919
13,582	Dynex Capital, Inc.	96,432
225,001	E*TRADE Financial Corporation[d]	8,556,788
12,111	Eagle Bancorp, Inc.[d]	766,626
105,521	East West Bancorp, Inc.	6,181,420
6,597	Ellington Residential Mortgage REIT	96,712
57,798	Employers Holdings, Inc.	2,444,855
25,990	Enova International, Inc.[d]	385,952
67,703	Enterprise Financial Services Corporation	2,762,282
4,200	Erste Group Bank AG	160,880
41,652	Essent Group, Ltd.[d]	1,546,955
801	FBL Financial Group, Inc.	49,262
3,593	Fidelity Southern Corporation	82,136
168,324	Fifth Third Bancorp	4,369,691
18,226	Financial Institutions, Inc.	543,135
569,576	First BanCorp[d]	3,297,845
113,510	First Commonwealth Financial Corporation	1,439,307
3,874	First Connecticut Bancorp, Inc.	99,368
6,639	First Defiance Financial Corporation	349,743
28,580	First Financial Bancorp	791,666
15,350	First Financial Corporation	726,055
17,690	First Merchants Corporation	710,077
86,066	First Midwest Bancorp, Inc.	2,006,198
8,050	First of Long Island Corporation	230,230
79,101	First Republic Bank	7,918,010
46,784	FlexiGroup, Ltd.	65,581
41,660	FNF Group	1,867,618
2,474	Franklin Financial Network, Inc.[d]	102,053
61,000	Fukuoka Financial Group, Inc.	291,044
74,670	GAIN Capital Holdings, Inc.	465,194
2,951	Genworth MI Canada, Inc.	81,193
80,860	Goldman Sachs Group, Inc.	17,942,834
27,552	Great Southern Bancorp, Inc.	1,474,032
63,631	Green Bancorp, Inc.[d]	1,234,441
64,460	Hamilton Lane, Inc.	1,417,475
145,301	Hanmi Financial Corporation	4,133,813
23,180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	530,127
2,814	Hannover Rueckversicherung SE	338,000
64,488	Hanover Insurance Group, Inc.	5,715,571
67,716	Hartford Financial Services Group, Inc.	3,559,830
87,670	Heritage Commerce Corporation	1,208,093
21,953	Heritage Financial Corporation	581,755
1,800	Hokuhoku Financial Group, Inc.	28,792
21,541	Hometrust Bancshares, Inc.[d]	525,600
148,311	Hope Bancorp, Inc.	2,766,000
52,429	Horace Mann Educators Corporation	1,981,816
35,280	Horizon Bancorp	929,628
67,312	Houlihan Lokey, Inc.	2,349,189
79,643	HSBC Holdings plc	739,247
293,340	Huntington Bancshares, Inc.	3,965,957
21,479	IBERIABANK Corporation	1,750,539
25,330	Independent Bank Corporation	550,928
19,505	Infinity Property & Casualty Corporation	1,833,470
4,971	ING Groep NV	85,813
1,761	Intact Financial Corporation	133,026
49,620	Interactive Brokers Group, Inc.	1,856,780
132,005	Intercontinental Exchange, Inc.	8,701,770
59,490	Invesco Mortgage Capital. Inc.	994,078
85,290	Invesco, Ltd.	3,001,355
85,110	Investors Bancorp, Inc.	1,137,070
4,340	Janus Henderson Group plc[d]	143,697
198,510	KeyCorp	3,720,077
29,784	Kinsale Capital Group, Inc.	1,111,241
20,720	Lazard, Ltd.	959,958
93,270	Loews Corporation	4,365,969
8,050	M&T Bank Corporation	1,303,698
1,860	Macquarie Group, Ltd.	126,487
171,515	Maiden Holdings, Ltd.	1,903,817
3,851	MainSource Financial Group, Inc.	129,047
78,194	Mapfre SAe	273,696
7,760	MarketAxess Holdings, Inc.	1,560,536
36,620	Meta Financial Group, Inc.	3,259,180
94,640	MetLife, Inc.	5,199,522
105,520	MGIC Investment Corporation[d]	1,181,824
55,580	MidWestOne Financial Group, Inc.	1,883,606
9,200	Mitsubishi UFJ Financial Group, Inc.	62,054
107,400	Mizuho Financial Group, Inc.	196,915
1,600	MS and AD Insurance Group Holdings, Inc.	53,966
38,300	MTGE Investment Corporation	720,040
323	Muenchener Rueckversicherungs-Gesellschaft AG	65,360
71,110	National Bank Holdings Corporation	2,354,452
5,277	National Bank of Canada	221,896
3,286	National General Holdings Corporation	69,335
14,360	Navigators Group, Inc.	788,364
76,350	New Residential Investment Corporation	1,188,006
12,171	Nordea Bank AB	155,015
10,683	OFG Bancorp	106,830
6,229	Old Second Bancorp, Inc.	71,945
206,544	OM Asset Management plc	3,069,244
32,975	PacWest Bancorp	1,539,933
1,703	Pargesa Holding SA	129,761
6,880	Peoples Bancorp, Inc.	221,054
16,063	Poste Italiane SPA[g]	110,144
5,235	Power Corporation of Canada	119,410
7,013	Preferred Apartment Communities, Inc.	110,455
7,670	Preferred Bank	410,115
26,050	Primerica, Inc.	1,973,288
87,787	Progressive Corporation	3,870,529
49,060	Provident Financial Services, Inc.	1,245,143
9,596	QCR Holdings, Inc.	454,850
32,750	Raymond James Financial, Inc.	2,627,205
29,045	Renasant Corporation	1,270,428
18,900	Resona Holdings, Inc.	104,400
3,567	Safety Insurance Group, Inc.	243,626
67,943	Sandy Spring Bancorp, Inc.	2,762,562
39,340	Santander Consumer USA Holdings Inc.[d]	501,978
66,950	Seacoast Banking Corporation of Florida[d]	1,613,495
8,830	Selective Insurance Group, Inc.	441,941
20,200	Senshu Ikeda Holdings, Inc.	85,454
425,900	SLM Corporation[d]	4,897,850
3,260	Societe Generale	175,798
35,020	State Auto Financial Corporation	901,065
4,612	State Bank Financial Corporation	125,077
62,204	State National Companies, Inc.	1,143,310
32,410	State Street Corporation	2,908,149
6,130	Stewart Information Services Corporation	278,179
101,503	Stifel Financial Corporation[d]	4,667,108
13,400	Sumitomo Mitsui Trust Holdings, Inc.	481,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Financials (6.5%) - continued
38,661	SVB Financial Group	$6,796,217
4,534	Swiss Re AG	415,508
126,370	Synchrony Financial	3,768,353
189,094	Synovus Financial Corporation	8,365,519
65,265	TCF Financial Corporation	1,040,324
77,704	TD Ameritrade Holding Corporation	3,340,495
10,710	Territorial Bancorp, Inc.	334,045
1,067	TMX Group, Ltd.	58,056
27,880	TriCo Bancshares	979,982
34,975	TriState Capital Holdings, Inc.[d]	881,370
20,820	Triumph Bancorp, Inc.[d]	511,131
136,010	TrustCo Bank Corporation	1,054,078
32,090	Umpqua Holdings Corporation	589,172
37,816	Union Bankshares Corporation	1,281,962
58,210	United Community Banks, Inc.	1,618,238
76,571	United Financial Bancorp, Inc.	1,277,970
4,710	United Fire Group, Inc.	207,523
9,570	Unum Group	446,249
34,850	Voya Financial, Inc.	1,285,617
11,900	Washington Trust Bancorp, Inc.	613,445
132,137	Western Alliance Bancorp[d]	6,501,140
95,850	Western Asset Mortgage Capital Corporation	987,255
1,295	Westwood Holdings Group, Inc.	73,414
43,626	WSFS Financial Corporation	1,978,439
133,620	Zions Bancorporation	5,867,254
269	Zurich Insurance Group AG	78,507

	Total	375,634,083

Health Care (4.9%)
47,420	Abbott Laboratories	2,305,086
20,714	ABIOMED, Inc.[d]	2,968,316
60,788	Acadia Healthcare Company, Inc.[d,e]	3,001,711
25,594	Aerie Pharmaceuticals, Inc.[d]	1,344,965
21,130	Aetna, Inc.	3,208,168
53,678	Akorn, Inc.[d]	1,800,360
89,526	Alexion Pharmaceuticals, Inc.[d]	10,892,628
16,417	Align Technology, Inc.[d]	2,464,520
16,650	Amgen, Inc.	2,867,629
2,065	Ansell, Ltd.	37,658
70,153	Asterias Biotherapeutics, Inc.[d,e]	249,043
2,139	Atrion Corporation	1,376,019
9,400	Biogen, Inc.[d]	2,550,784
41,244	BioMarin Pharmaceutical, Inc.[d]	3,745,780
7,287	CAE, Inc.	125,646
40,795	Cardiovascular Systems, Inc.[d]	1,314,823
165,590	Catalent, Inc.[d]	5,812,209
149,547	Celgene Corporation[d]	19,421,669
21,080	Charles River Laboratories International, Inc.[d]	2,132,242
17,230	Chemed Corporation	3,524,052
15,716	ChemoCentryx, Inc.[d]	147,102
38,559	CIGNA Corporation	6,454,391
15,250	Coherus Biosciences, Inc.[d]	218,838
12,380	CONMED Corporation	630,637
2,770	Cooper Companies, Inc.	663,193
11,770	Dentsply Sirona, Inc.	763,167
36,720	Dexcom, Inc.[d]	2,686,068
38,420	Eagle Pharmaceuticals, Inc.[d]	3,030,954
12,975	Edwards Lifesciences Corporation[d]	1,534,164
65,950	Evolent Health, Inc.[d,e]	1,671,833
44,260	Express Scripts Holding Company[d]	2,825,558
140,460	GenMark Diagnostics, Inc.[d]	1,661,642
1,320	GlaxoSmithKline plc	28,099
51,200	GlaxoSmithKline plc ADR	2,207,744
6,467	HealthEquity, Inc.[d]	322,251
9,581	Heska Corporation[d]	977,933
340,300	Hologic, Inc.[d]	15,442,814
17,820	INC Research Holdings, Inc.[d]	1,042,470
40,842	Inogen, Inc.[d]	3,897,144
62,697	Intersect ENT, Inc.[d]	1,752,381
13,170	Intra-Cellular Therapies, Inc.[d]	163,571
45,526	Ironwood Pharmaceuticals, Inc.[d]	859,531
71,080	Johnson & Johnson	9,403,173
244	Le Noble Age SA	16,699
368	Lonza Group AG	79,715
48,191	Magellan Health Services, Inc.[d]	3,513,124
226,788	Medtronic plc	20,127,435
107,360	Merck & Company, Inc.	6,880,702
2,221	Merck KGaA	268,739
8,018	Mettler-Toledo International, Inc.[d]	4,718,914
65,610	Mylan NVd	2,546,980
110,050	Myriad Genetics, Inc.[d,e]	2,843,692
18,134	National Healthcare Corporation	1,271,919
39,904	Neurocrine Biosciences, Inc.[d]	1,835,584
56,044	Nevro Corporation[d]	4,171,355
14,511	Novartis AG	1,212,055
8,512	Novo Nordisk AS	365,738
95,290	NuVasive, Inc.[d]	7,329,707
63,100	Omnicell, Inc.[d]	2,719,610
35,990	PerkinElmer, Inc.	2,452,359
28,420	Perrigo Company plc	2,146,278
309,280	Pfizer, Inc.	10,388,715
15,310	PharMerica Corporation[d]	401,887
11,370	Prothena Corporation plc[d]	615,344
147	Roche Holding AG-Genusschein	37,561
27,805	Teleflex, Inc.	5,776,767
32,267	Thermo Fisher Scientific, Inc.	5,629,623
27,743	Triple-S Management Corporation[d]	469,134
163,179	UnitedHealth Group, Inc.	30,256,650
12,600	Universal Health Services, Inc.	1,538,208
46,340	Veeva Systems, Inc.[d]	2,841,105
21,374	Vertex Pharmaceuticals, Inc.[d]	2,754,467
6,550	Waters Corporation[d]	1,204,152
12,960	West Pharmaceutical Services, Inc.	1,224,979
80,100	Wright Medical Group NVd	2,201,949
53,280	Zimmer Biomet Holdings, Inc.	6,841,152
205,450	Zoetis, Inc.	12,815,971

	Total	279,026,235

Industrials (5.2%)
60	A P Moller-Maersk AS, Class A	114,486
101	A P Moller-Maersk AS, Class B	203,365
22,080	ABM Industries, Inc.	916,762
20,080	Acco Brands Corporation[d]	233,932
6,027	Adecco SA	459,150
134,163	Advanced Disposal Services, Inc.[d]	3,049,525
41,966	AECOM[d]	1,356,761
84,236	Aegion Corporation[d]	1,843,084
44,695	AGCO Corporation	3,011,996
600	Aica Kogyo Company, Ltd.	18,321
13,316	Albany International Corporation	711,074
111,922	Allison Transmission Holdings, Inc.	4,198,194
51,744	AMETEK, Inc.	3,134,134
3,200	Asahi Glass Company, Ltd.	135,145
15,758	Astec Industries, Inc.	874,727
120,130	AZZ, Inc.	6,703,254
113,384	Babcock & Wilcox Enterprises, Inc.[d]	1,333,396
35,810	Barnes Group, Inc.	2,095,959
13,810	Boeing Company	2,730,927
18,725	Brink’s Company	1,254,575
61,530	BWX Technologies, Inc.	2,999,588
44,634	CBIZ, Inc.[d]	669,510
21,522	CIRCOR International, Inc.	1,277,976

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Industrials (5.2%) - continued
23,610	Colfax Corporation[d]	$929,526
75,091	Comfort Systems USA, Inc.	2,785,876
22,700	ComfortDelGro Corporation, Ltd	37,916
93,712	Costamare, Inc.	685,035
7,540	Crane Company	598,525
2,854	CSW Industrials, Inc.[d]	110,307
291,195	CSX Corporation	15,887,599
80,340	Cummins, Inc.	13,032,755
18,870	Curtiss-Wright Corporation	1,731,889
5,000	Dai Nippon Printing Company, Ltd.	55,700
38,660	Delta Air Lines, Inc.	2,077,588
2,712	Deutsche Lufthansa AG	61,805
48,090	Dover Corporation	3,857,780
109,049	Eaton Corporation plc	8,487,284
17,070	EMCOR Group, Inc.	1,116,037
47,840	Encore Wire Corporation	2,042,768
22,220	EnerSys	1,609,839
9,195	Equifax, Inc.	1,263,577
13,555	ESCO Technologies, Inc.	808,556
50,828	Federal Signal Corporation	882,374
6,960	Finning International, Inc.	136,431
16,700	Fluor Corporation	764,526
48,060	Fortune Brands Home and Security, Inc.	3,135,434
18,861	Franklin Electric Company, Inc.	780,845
2,400	Fuji Machine Manufacturing Company, Ltd.	34,715
248,230	General Electric Company	6,704,692
29,290	Genesee & Wyoming, Inc.[d]	2,003,143
41,454	Gibraltar Industries, Inc.[d]	1,477,835
72,978	Granite Construction, Inc.	3,520,459
21,360	GWA Group, Ltd.	51,687
106,440	Harsco Corporation[d]	1,713,684
27,841	Healthcare Services Group, Inc.	1,303,794
33,143	Heico Corporation	2,380,993
7,310	Heidrick & Struggles International, Inc.	158,992
7,930	Herman Miller, Inc.	241,072
1,600	Hitachi Transport System, Ltd.	37,729
174	Hochtief AG	31,943
68,854	Honeywell International, Inc.	9,177,550
9,440	Hubbell, Inc.	1,068,325
11,900	Huntington Ingalls Industries, Inc.	2,215,304
31,135	ICF International, Inc.[d]	1,466,458
2,700	Inaba Denki Sangyo Company, Ltd.	102,685
28,660	Ingersoll-Rand plc	2,619,237
194,693	Interface, Inc.	3,825,717
13,710	International Seaways, Inc.[d]	297,096
36,400	ITOCHU Corporation	541,957
28,556	ITT Corporation	1,147,380
1,525	Jardine Matheson Holdings, Ltd.	97,905
18,473	JB Hunt Transport Services, Inc.	1,688,063
24,720	KAR Auction Services, Inc.	1,037,498
20	KBR, Inc.	304
4,380	Kelly Services, Inc.	98,331
46,814	Kforce, Inc.	917,554
89,280	Kirby Corporation[d]	5,968,368
10,000	KITZ Corporation	93,466
8,553	KONE Oyj	435,136
2,169	Koninklijke Boskalis Westminster NV	70,441
13,600	Lincoln Electric Holdings, Inc.	1,252,424
17,620	Lindsay Corporation[e]	1,572,585
1,166	Loomis AB	41,798
5,900	Marubeni Corporation	38,224
61,040	Masco Corporation	2,332,338
30,880	Masonite International Corporation[d]	2,331,440
2,118	McGrath Rentcorp	73,346
15,070	Meggitt plc	93,642
25,690	Meritor, Inc.[d]	426,711
19,108	Middleby Corporation[d]	2,321,813
2,780	Milacron Holdings Corporation[d]	48,900
5,300	MIRAIT Holdings Corporation	59,613
15,000	Mitsubishi Heavy Industries, Ltd.	61,757
4,000	Mitsuboshi Belting, Ltd.	44,411
5,236	Monadelphous Group, Ltd.	56,267
21,110	Moog, Inc.[d]	1,514,009
185,730	MRC Global, Inc.[d]	3,068,260
4,920	Mueller Industries, Inc.	149,814
47,466	MYR Group, Inc.[d]	1,472,395
8,313	National Express Group plc	39,701
64,957	Navigant Consulting, Inc.[d]	1,283,550
71,688	NCI Building Systems, Inc.[d]	1,197,190
47,370	Neff Corporation[d]	900,030
5,000	Nippon Express Company, Ltd.	31,376
7,000	Nitto Kogyo Corporation	110,749
22,770	Norfolk Southern Corporation	2,771,109
2,506	Northgate plc	14,463
21,257	Old Dominion Freight Line, Inc.	2,024,517
48,316	On Assignment, Inc.[d]	2,616,311
54,280	Orbital ATK, Inc.	5,338,981
13,810	Orion Group Holdings, Inc.[d]	103,161
70,056	Oshkosh Corporation	4,825,457
12,750	Parker Hannifin Corporation	2,037,705
92,902	PGT Innovations, Inc.[d]	1,189,146
2,407	Philips Lighting NVg	88,908
5,545	Ply Gem Holdings, Inc.[d]	99,533
21,846	Proto Labs, Inc.[d]	1,469,143
14,330	Quanex Building Products Corporation	303,079
14,303	Radiant Logistics, Inc.[d]	76,950
47,672	Raven Industries, Inc.	1,587,478
33,368	Raytheon Company	5,388,265
4,220	Regal-Beloit Corporation	344,141
3,487	RELX NV	71,891
49,570	Rockwell Collins, Inc.	5,208,816
8,867	Rolls-Royce Holdings plc	102,846
629,557	Rolls-Royce Holdings plc Rights[d,f]	820
23,092	Roper Industries, Inc.	5,346,491
5,000	Ryobi, Ltd.	20,397
109,013	Saia, Inc.[d]	5,592,367
3,600	Sanwa Holdings Corporation	38,019
568	Schindler Holding AG, Participation Certificate	120,423
442	SFS Group AGd	50,151
3,541	Siemens AG	487,080
1,993	Skanska AB	47,326
18,046	SKF AB	366,449
5,900	Smiths Group plc	122,673
44,900	Sojitz Corporation	110,529
320,871	Southwest Airlines Company	19,938,924
20,630	SP Plus Corporation[d]	630,247
2,982	Sparton Corporation[d]	65,574
1,086	Spirax-Sarco Engineering plc	75,741
16,810	SPX Corporation[d]	422,940
44,030	SPX FLOW, Inc.[d]	1,623,826
5,430	Stanley Black & Decker, Inc.	764,164
811	Sulzer, Ltd.	91,934
96,261	Team, Inc.[d]	2,257,320
5,800	Teijin, Ltd.	111,923
13,667	Tennant Company	1,008,625
49,100	Terex Corporation	1,841,250
2,700	Toppan Forms Company, Ltd.	27,948

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Industrials (5.2%) - continued
120,730	TPI Composites, Inc.[d]	$2,231,090
97,904	TransUnion[d]	4,240,222
75,848	TriMas Corporation[d]	1,581,431
10,110	Triton International, Ltd.	338,078
24,550	TrueBlue, Inc.[d]	650,575
66,180	United Continental Holdings, Inc.[d]	4,980,045
35,720	United Parcel Service, Inc.	3,950,275
33,899	United Rentals, Inc.[d]	3,820,756
13,100	United Technologies Corporation	1,599,641
37,170	Univar, Inc.[d]	1,085,364
20,806	Universal Forest Products, Inc.	1,816,572
33,649	Universal Truckload Services, Inc.	504,735
2,411	Valmont Industries, Inc.	360,686
3,788	Vectrus, Inc.[d]	122,428
4,859	Vinci SA	414,481
27,000	WABCO Holdings, Inc.[d]	3,442,770
50,203	WageWorks, Inc.[d]	3,373,642
110,344	Waste Connections, Inc.	7,108,360
7,839	Watsco, Inc.	1,208,774
46,600	Willdan Group, Inc.[d,e]	1,423,630
1,827	Wolseley plc	112,138
1,545	WSP Global, Inc.	64,109
29,253	Xylem, Inc.	1,621,494
5,837	YIT Oyj	48,822
1,200	Yuasa Trading Company, Ltd.	36,496

	Total	298,219,324

Information Technology (10.2%)
39,070	2U, Inc.[d,e]	1,833,164
91,140	Advanced Micro Devices, Inc.[d]	1,137,427
100,610	Agilent Technologies, Inc.	5,967,179
117,720	Akamai Technologies, Inc.[d]	5,863,633
77,950	Alliance Data Systems Corporation	20,008,985
32,283	Alphabet, Inc., Class Ad	30,012,859
22,907	Alphabet, Inc., Class Cd	20,816,278
222	Alten SA	18,310
25,403	Ambarella, Inc.[d,e]	1,233,316
64,224	Amphenol Corporation	4,741,016
17,107	Analog Devices, Inc.	1,330,925
232,626	Apple, Inc.	33,502,797
80,002	Applied Materials, Inc.	3,304,883
34,370	Apptio, Inc.[d]	596,320
77,158	Arista Networks, Inc.[d]	11,557,497
119,463	Arrow Electronics, Inc.[d]	9,368,288
18,810	Aspen Technology, Inc.[d]	1,039,441
12,140	Atkore International Group, Inc.[d]	273,757
5,559	Autobytel, Inc.[d]	70,099
2,300	Azbil Corporation	87,560
211,123	Bankrate, Inc.[d]	2,712,931
37,340	Belden, Inc.	2,816,556
473	BKW FMB Energie	27,804
110,340	Booz Allen Hamilton Holding Corporation	3,590,464
71,401	Brooks Automation, Inc.	1,548,688
14,040	CA, Inc.	483,959
3,600	Canon, Inc.	122,455
5,612	Cap Gemini SA	579,735
2,239	Capital Power Corporation	41,990
36,711	Cavium, Inc.[d]	2,280,854
25,745	CDW Corporation	1,609,835
278,481	Ciena Corporation[d]	6,967,595
487,560	Cisco Systems, Inc.	15,260,628
13,825	Cognex Corporation	1,173,742
209,319	Cognizant Technology Solutions Corporation	13,898,782
4,800	CommerceHub, Inc.[d]	83,712
9,870	CommScope Holding Company, Inc.[d]	375,356
49,610	CommVault Systems, Inc.[d]	2,800,484
30,393	Comtech Telecommunications Corporation	576,555
28,702	Conduent Incorporated[d]	457,510
38,990	CoreLogic, Inc.[d]	1,691,386
50,739	Criteo SA ADR[d,e]	2,488,748
132,200	Dolby Laboratories, Inc.	6,472,512
147,969	DST Systems, Inc.	9,129,687
59,740	eBay, Inc.[d]	2,086,121
17,420	Entegris, Inc.[d]	382,369
49,530	Envestnet, Inc.[d]	1,961,388
197,078	EVERTEC, Inc.	3,409,449
10,130	ExlService Holdings, Inc.[d]	563,025
77,540	Extreme Networks, Inc.[d]	714,919
4,140	Fabrinet[d]	176,612
261,370	Facebook, Inc.[d]	39,461,643
48,140	Fidelity National Information Services, Inc.	4,111,156
69,650	Finisar Corporation[d]	1,809,507
32,100	Fiserv, Inc.[d]	3,927,114
292,780	FLIR Systems, Inc.	10,147,755
1,658	Forrester Research, Inc.	64,911
92,021	Fortinet, Inc.[d]	3,445,266
8,200	FUJIFILM Holdings NPV	295,671
20,220	Global Payments, Inc.	1,826,270
7,112	Guidance Software, Inc.[d]	47,010
93,557	Guidewire Software, Inc.[d]	6,428,301
74,390	HP, Inc.	1,300,337
14,190	IAC/InterActiveCorporation[d]	1,464,976
32,860	II-VI, Inc.[d]	1,127,098
92,947	Insight Enterprises, Inc.[d]	3,716,951
7,130	Integrated Device Technology, Inc.[d]	183,883
168,490	Intel Corporation	5,684,853
4,815	Intevac, Inc.[d]	53,447
15,524	IXYS Corporation[d]	255,370
87,420	Keysight Technologies, Inc.[d]	3,403,261
14,200	Konica Minolta Holdings, Inc.	118,469
37,020	Lam Research Corporation	5,235,739
73,160	Liberty Tripadvisor Holdings, Inc.[d]	848,656
4,575	Littelfuse, Inc.	754,875
39,270	M/A-COM Technology Solutions Holdings, Inc.[d]	2,190,088
11,854	Manhattan Associates, Inc.[d]	569,703
27,880	ManTech International Corporation	1,153,674
243,489	MasterCard, Inc.	29,571,739
17,430	Maxim Integrated Products, Inc.	782,607
36,808	Methode Electronics, Inc.	1,516,490
33,310	Microsemi Corporation[d]	1,558,908
456,690	Microsoft Corporation	31,479,642
9,622	Mitek Systems, Inc.[d]	80,825
17,900	Mobileye NVd	1,124,120
44,721	Monolithic Power Systems, Inc.	4,311,104
86,070	National Instruments Corporation	3,461,735
2,452	NCI, Inc.[d]	51,737
3,700	NEC Networks & System Integration Corporation	80,522
94,010	New Relic, Inc.[d]	4,043,370
25,416	Nice, Ltd. ADR	2,000,748
37,520	NRG Yield, Inc., Class A	640,091
41,824	NVIDIA Corporation	6,046,077
27,416	NXP Semiconductors NVd	3,000,681
86,800	ON Semiconductor Corporation[d]	1,218,672
245,779	Oracle Corporation	12,323,359
24,740	Paylocity Holding Corporation[d]	1,117,753
372,492	PayPal Holdings, Inc.[d]	19,991,646
53,525	Pegasystems, Inc.	3,123,184

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Information Technology (10.2%) - continued
47,954	Progress Software Corporation	$1,481,299
72,165	Proofpoint, Inc.[d,e]	6,266,087
74,919	Q2 Holdings, Inc.[d]	2,768,257
59,210	Red Hat, Inc.[d]	5,669,357
43,274	Rudolph Technologies, Inc.[d]	988,811
1,300	Ryosan Company, Ltd.	47,540
284,640	Salesforce.com, Inc.[d]	24,649,824
7,480	ScanSource, Inc.[d]	301,444
2,010	Seagate Technology plc	77,887
265,261	Sequans Communications SA ADR[d]	878,014
48,328	ServiceNow, Inc.[d]	5,122,768
48,540	ShoreTel, Inc.[d]	281,532
2,750	Silicon Laboratories, Inc.[d]	187,962
1,072	SMA Solar Technology AGe	32,218
1,099	Software AG	48,202
10,780	Sonus Networks, Inc.[d]	80,203
47,700	SS&C Technologies Holdings, Inc.	1,832,157
45,204	Synopsys, Inc.[d]	3,296,728
8,226	Telefonaktiebolaget LM Ericsson	59,146
119,254	Teradyne, Inc.	3,581,198
49,270	Texas Instruments, Inc.	3,790,341
3,577	TiVo Corp	66,711
600	Tokyo Electron, Ltd.	81,116
64,076	Total System Services, Inc.	3,732,427
207,585	Travelport Worldwide, Ltd.	2,856,370
22,570	Trimble, Inc.[d]	805,072
101,475	Twitter, Inc.[d]	1,813,358
25,840	Tyler Technologies, Inc.[d]	4,539,313
12,837	Ultimate Software Group, Inc.[d]	2,696,540
7,717	VASCO Data Security International, Inc.[d]	110,739
14,281	Verint Systems, Inc.[d]	581,237
147,395	Virtusa Corporation[d]	4,333,413
313,550	Visa, Inc.	29,404,719
6,190	Western Digital Corporation	548,434
22,887	Xerox Corporation	657,544
45,740	Xilinx, Inc.	2,941,997
4,944	XO Group, Inc.[d]	87,113
115,079	Zix Corporation[d]	654,800

	Total	583,752,457

Materials (1.3%)
1,900	Adeka Corporation	29,028
23,763	American Vanguard Corporation	409,912
2,684	APERAM	124,634
143,456	Axalta Coating Systems, Ltd.[d]	4,596,330
23,149	Balchem Corporation	1,798,909
33,433	BHP Billiton, Ltd.	595,906
5,128	BillerudKorsnas AB	81,043
21,528	BlueScope Steel, Ltd.	217,950
87,800	Boise Cascade Company[d]	2,669,120
21,437	Celanese Corporation	2,035,229
58,350	CF Industries Holdings, Inc.	1,631,466
77,317	Continental Building Products, Inc.[d]	1,801,486
58,220	Crown Holdings, Inc.[d]	3,473,405
15,700	Daicel Corporation	196,231
17,000	DOWA Holdings Company, Ltd.	128,945
54,449	Eastman Chemical Company	4,573,171
29,030	Ecolab, Inc.	3,853,732
9,698	Evonik Industries AG	310,393
103,749	Ferro Corporation[d]	1,897,569
47,058	Ferroglobe plc	562,343
57,670	Ferroglobe Representation & Warranty Insurance Trust[f]	6
57,053	FMC Corporation	4,167,722
6,984	Granges AB	64,255
59,868	Graphic Packaging Holding Company	824,981
3,920	Innophos Holdings, Inc.	171,853
32,643	Innospec, Inc.	2,139,749
3,510	International Paper Company	198,701
3,000	JSR Corporation	51,934
13,991	Kadant, Inc.	1,052,123
8,350	Koppers Holdings, Inc.[d]	301,852
13,900	Kuraray Company, Ltd.	253,106
7,000	Kyoei Steel, Ltd.	116,179
9,250	Louisiana-Pacific Corporation[d]	223,017
11,060	Martin Marietta Materials, Inc.	2,461,735
28,320	Materion Corporation	1,059,168
15,700	Mitsubishi Chemical Holdings Corporation	130,809
65,565	Myers Industries, Inc.	1,176,892
13,610	Neenah Paper, Inc.	1,092,202
500	Nippon Shokubai Company, Ltd.	32,297
43,917	Norsk Hydro ASA	243,037
4,833	Nufarm, Ltd.	35,761
89,540	Nutanix, Inc.[d,e]	1,804,231
27,000	Oji Holdings Corporation	139,792
23,720	Olin Corporation	718,242
44,745	OMNOVA Solutions, Inc.[d]	436,264
12,916	Orora, Ltd.	28,384
212,820	Owens-Illinois, Inc.[d]	5,090,654
10,300	Packaging Corporation of America	1,147,317
12,780	PolyOne Corporation	495,097
149,650	Quantenna Communications, Inc.[d]	2,843,350
12,102	Quantum Corporation[d]	94,517
24,130	Rayonier Advanced Materials, Inc.	379,324
10,020	Reliance Steel & Aluminum Company	729,556
9,600	Rengo Company, Ltd.	55,735
1,210	Rio Tinto, Ltd.	58,804
31,870	RPM International, Inc.	1,738,508
65,430	Ryerson Holding Corporation[d]	647,757
26,660	Schweitzer-Mauduit International, Inc.	992,552
15,515	Scotts Miracle-Gro Company	1,387,972
26,680	Sensient Technologies Corporation	2,148,540
18,105	Silgan Holdings, Inc.	575,377
3,166	Solvay SA	424,914
85,270	Steel Dynamics, Inc.	3,053,519
1,000	Sumitomo Seika Chemicals Company, Ltd.	49,174
4,700	Toagosei Company, Ltd.	61,306
19,365	UPM-Kymmene Oyj	552,189
26,111	Verso Corporation[d]	122,461
6,050	W. R. Grace & Company	435,660
56,520	Westrock Company	3,202,423
1,200	Yamato Kogyo Company, Ltd.	30,825
7,396	Yara International ASA	278,106

	Total	76,506,731

Real Estate (1.1%)
22,680	American Assets Trust, Inc.	893,365
51,879	Ares Commercial Real Estate Corporation	679,096
194,048	Armada Hoffler Properties, Inc.	2,512,922
22,540	Ashford Hospitality Prime, Inc.	231,937
26,790	Bluerock Residential Growth REIT, Inc.	345,323
157,059	Brixmor Property Group, Inc.	2,808,215
14,950	Camden Property Trust	1,278,374
156,256	Cedar Realty Trust, Inc.	757,842
79,685	Chatham Lodging Trust	1,600,872
34,066	City Office REIT, Inc.	432,638
5,363	Cominar Real Estate Investment Trust	52,563

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (37.9%)	Value
Real Estate (1.1%) - continued
80,266	Cousins Properties, Inc.	$705,538
33,636	CyrusOne, Inc.	1,875,207
300	Daito Trust Construction Company, Ltd.	46,739
247,630	DDR Corporation	2,246,004
35,294	DEXUS Property Group	256,961
10,700	Digital Realty Trust, Inc.	1,208,565
33,360	Douglas Emmett, Inc.	1,274,686
66,540	Duke Realty Corporation	1,859,793
36,210	Equity Commonwealth[d]	1,144,236
5,240	Equity Lifestyle Properties, Inc.	452,422
38,860	Franklin Street Properties Corporation	430,569
51,650	General Growth Properties, Inc.	1,216,874
85,857	GEO Group, Inc.	2,538,791
9,481	H&R Real Estate Investment Trust	160,990
4,560	Healthcare Trust of America, Inc.	141,862
42,820	HFF, Inc.	1,488,851
53,430	Hospitality Properties Trust	1,557,484
70,345	Host Hotels & Resorts, Inc.	1,285,203
6,180	Hudson Pacific Properties, Inc.	211,294
39,000	Hysan Development Company, Ltd.	186,123
52,996	InfraREIT, Inc.	1,014,873
55,497	Invitation Homes, Inc.	1,200,400
37,430	Liberty Property Trust	1,523,775
63,676	Mid-America Apartment Communities, Inc.	6,710,177
100,332	National Storage Affiliates Trust	2,318,672
59,926	New World Development Company, Ltd.	75,962
2,267	One Liberty Properties, Inc.	53,116
158,072	Outfront Media, Inc.	3,654,625
40,571	Pebblebrook Hotel Trust	1,308,009
43,610	Physicians Realty Trust	878,305
23,080	Ramco-Gershenson Properties Trust	297,732
11,400	RE/MAX Holdings, Inc.	638,970
9,330	Realogy Holdings Corporation	302,758
93,060	Retail Properties of America, Inc.	1,136,263
12,000	Road King Infrastructure, Ltd.	14,813
705	Road King Infrastructure, Ltd., Rights[d,f]	0
2,880	Saul Centers, Inc.	166,982
26,366	SBA Communications Corporation[d]	3,556,773
58,517	Stockland	196,787
5,060	Sun Communities, Inc.	443,711
10,000	Sun Hung Kai Properties, Ltd.	146,902
61,069	Terreno Realty Corporation	2,055,583
44,730	UDR, Inc.	1,743,128
35,756	Urstadt Biddle Properties, Inc.	707,969
33,020	Weingarten Realty Investors	993,902
6,000	Wheelock and Company, Ltd.	45,256
29,100	Wing Tai Holdings, Ltd.	42,076
5,156	Xenia Hotels & Resorts, Inc.	99,872

	Total	63,208,730

Telecommunications Services (0.1%)
55,160	AT&T, Inc.	2,081,187
3,840	ATN International, Inc.	262,809
5,888	Elisa Oyj	228,409
5,632	Freenet AG	179,676
20,646	Inmarsat plc	207,063
89,270	KCOM Group plc	103,480
8,400	Nippon Telegraph & Telephone Corporation	396,514
5,900	NTT DOCOMO, Inc.	139,539
104,697	PCCW, Ltd.	59,501
9,041	Proximus SA	316,430
11,112	TDC AS	64,621
9,200	Telefonica Deutschland Holding AG	46,009
5,899	Telenor ASA	97,866
80,289	Verizon Communications, Inc.	3,585,707
127,944	Vonage Holdings Corporation[d]	836,754

	Total	8,605,565

Utilities (0.7%)
101,220	AES Corporation	1,124,554
4,860	Alliant Energy Corporation	195,226
26,880	American States Water Company	1,274,381
19,358	Artesian Resources Corporation	728,635
1,999	ATCO, Ltd.	78,169
1,887	Canadian Utilities, Ltd.	60,635
104,640	Centrica plc	272,824
94,959	CMS Energy Corporation	4,391,854
1,966	Connecticut Water Service, Inc.	109,133
15,200	Consolidated Water Company, Ltd.	188,480
70,731	Electricidade de Portugal SA	231,377
293	Elia System Operator SA	16,582
12,472	Endesa SAe	287,712
18,120	Eversource Energy	1,100,065
33,170	MDU Resources Group, Inc.	869,054
11,779	Middlesex Water Company	466,448
24,990	New Jersey Resources Corporation	992,103
39,940	NorthWestern Corporation	2,437,139
7,610	NRG Yield, Inc., Class C	133,936
233,063	OGE Energy Corporation	8,108,262
62,000	Osaka Gas Company, Ltd.	253,880
99,040	PG&E Corporation	6,573,285
42,360	PNM Resources, Inc.	1,620,270
7,920	Portland General Electric Company	361,865
33,050	Public Service Enterprise Group, Inc.	1,421,481
24,444	Redes Energeticas Nacionais SGPS SA	76,578
18,000	Renewable Energy Group, Inc.[d]	233,100
16,290	Southwest Gas Holdings, Inc.	1,190,147
1,033	Unitil Corporation	49,904
41,520	Vectren Corporation	2,426,429
1,526	Verbund AG	29,106

	Total	37,302,614

	Total Common Stock (cost $1,713,067,134)	2,171,912,497

	Registered Investment Companies (37.2%)
Affiliated Equity Holdings (30.3%)
25,235,015	Thrivent Large Cap Stock Portfolio	331,802,589
22,744,946	Thrivent Large Cap Value Portfolio	385,961,260
20,616,494	Thrivent Mid Cap Stock Portfolio	386,932,415
51,143,446	Thrivent Partner Worldwide Allocation Portfolio	519,612,296
5,955,004	Thrivent Small Cap Stock Portfolio	111,809,371

	Total	1,736,117,931

Affiliated Fixed Income Holdings (5.3%)
11,175,143	Thrivent High Yield Portfolio	54,197,210
15,511,022	Thrivent Income Portfolio	159,118,269
9,582,304	Thrivent Limited Maturity Bond Portfolio	94,492,060

	Total	307,807,539

Equity Funds/Exchange Traded Funds (0.7%)
26,541	iShares Russell 2000 Growth Index Fund	4,479,325
11,594	iShares Russell 2000 Index Fund	1,633,826
15,440	iShares Russell 2000 Value Index Fund	1,835,353

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (37.2%)	Value
Equity Funds/Exchange Traded Funds (0.7%) - continued
27,040	Materials Select Sector SPDR Fund	$1,455,022
96,579	SPDR S&P 500 ETF Trust	23,352,802
94,330	SPDR S&P Bank ETF	4,105,242
59,000	SPDR S&P Biotech ETF	4,553,620

	Total	41,415,190

Fixed Income Funds/Exchange Traded Funds (0.9%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,685,850
260,650	iShares iBoxx $ Investment Grade Corporate Bond ETF	31,410,932
173,100	Vanguard Short-Term Corporate Bond ETF	13,854,924

	Total	48,951,706

	Total Registered Investment Companies (cost $1,806,926,719)	2,134,292,366

Principal Amount	Long-Term Fixed Income (15.3%)
Asset-Backed Securities (0.9%)
	Access Group, Inc.
282,579	1.716%, 2/25/2036, Ser. 2013-1, Class Ag,h	280,646
	ALM Loan Funding CLO
975,000	2.232%, 10/17/2026, Ser. 2014-11A, Class A1R*,[h]	974,971
	AMSR Trust
1,075,000	2.609%, 11/17/2033, Ser. 2016-SFR1, Class Ag,h	1,081,714
	Apidos CLO XVIII
950,000	2.273%, 7/22/2026, Ser. 2014-18A, Class A1R*,[h]	949,994
	Ares XXXII CLO, Ltd.
750,000	2.392%, 11/15/2025, Ser. 2014-32A, Class A1R*,[h]	749,993
	Babson CLO, Ltd.
385,000	2.308%, 10/17/2026, Ser. 2014-IIA, Class AR*,[h]	385,001
	Bayview Koitere Fund Trust
1,064,072	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ag	1,110,890
	Betony CLO, Ltd.
350,000	2.508%, 4/15/2027, Ser. 2015-1A, Class AR*,[h]	350,874
	Birchwood Park CLO, Ltd.
385,000	2.338%, 7/15/2026, Ser. 2014-1A, Class AR*,[h]	385,219
	BlueMountain CLO, Ltd.
725,000	2.298%, 10/15/2026, Ser. 2014-3A, Class A1R*,[h]	724,997
	Carlyle Global Market Strategies CLO, Ltd.
400,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,[h]	400,228
	Cent CLO 16, LP
342,610	2.420%, 8/1/2024, Ser. 2012-16A, Class A1AR*,[h]	342,852
	Cent CLO 22, Ltd.
400,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,[h]	400,599
	Chesapeake Funding II, LLC
769,951	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[g]	769,038
	Commonbond Student Loan Trust
867,988	2.730%, 10/25/2040, Ser. 2016-B, Class A1[g]	865,556
	DRB Prime Student Loan Trust
500,360	3.116%, 10/27/2031, Ser. 2015-B, Class A1*,[h]	509,125
1,431,422	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	1,443,988
	Dryden 34 Senior Loan Fund CLO
385,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,[h]	385,020
	Earnest Student Loan Program, LLC
2,102,315	3.020%, 5/25/2034, Ser. 2016-B, Class A2[g]	2,118,196
	Edlinc Student Loan Funding Trust
209,627	3.930%, 10/1/2025, Ser. 2012-A, Class AT*,[h]	213,060
	Galaxy XX CLO, Ltd.
1,200,000	2.606%, 7/20/2027, Ser. 2015-20A, Class A*,[h]	1,200,086
	GoldenTree Loan Opportunities IX, Ltd.
400,000	2.540%, 10/29/2026, Ser. 2014-9A, Class AR*,[h]	401,048
	Golub Capital Partners CLO 22B, Ltd.
725,000	2.652%, 2/20/2027, Ser. 2015-22A, Class A1*,[h]	726,089
	Golub Capital Partners CLO 23M, Ltd.
350,000	2.656%, 5/5/2027, Ser. 2015- 23A, Class A1*,[h]	350,626
	Limerock CLO III, LLC
1,150,000	2.356%, 10/20/2026, Ser. 2014-3A, Class A1R*,[h]	1,150,670
	Madison Park Funding XIV, Ltd.
1,050,000	2.276%, 7/20/2026, Ser. 2014-14A, Class A1R*,[h]	1,050,445
	Magnetite XII, Ltd.
1,200,000	2.488%, 4/15/2027, Ser. 2015-12A, Class AR*,[h]	1,206,385
	Marlette Funding Trust
314,333	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	315,750
1,800,000	2.390%, 7/15/2024, Ser. 2017-2A, Class Ag	1,799,996
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	1,468,726
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,449,190
	Morgan Stanley Capital, Inc.
887,368	1.366%, 2/25/2037, Ser. 2007-NC2, Class A2FPh	522,087
	Mountain View CLO, Ltd.
1,200,000	2.618%, 7/15/2027, Ser. 2015-9A, Class A1A*,[h]	1,200,818
	Murray Hill Marketplace Trust
491,294	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	495,702
	NCF Dealer Floorplan Master Trust
1,500,000	4.462%, 3/21/2022, Ser. 2016-1A, Class A*,[h]	1,491,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Asset-Backed Securities (0.9%) - continued
	Neuberger Berman CLO XIV, Ltd.
$600,000	2.422%, 1/28/2030, Ser. 2013-14A, Class AR*,h	$599,996
	Neuberger Berman CLO, Ltd.
260,000	2.306%, 4/22/2029, Ser. 2014-17A, Class AR*,h	259,999
	NZCG Funding CLO, Ltd.
1,200,000	2.720%, 4/27/2027, Ser. 2015-2A, Class A1*,h	1,200,109
	Octagon Investment Partners XX, Ltd.
975,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,h	974,991
	OHA Loan Funding, LLC
1,150,000	2.306%, 10/20/2026, Ser. 2014-1A, Class A1R*,h	1,150,003
	OneMain Financial Issuance Trust
750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ag	765,077
	OZLM VIII, Ltd.
385,000	2.598%, 10/17/2026, Ser. 2014-8A, Class A1AR*,h	384,999
	Race Point IX CLO, Ltd.
900,000	2.668%, 4/15/2027, Ser. 2015-9A, Class A1*,h	901,164
	Renaissance Home Equity Loan Trust
1,126,592	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	811,813
1,387,841	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	1,042,081
1,170,703	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[i]	671,298
	Shackleton, Ltd.
1,200,000	2.528%, 4/15/2027, Ser. 2015-7A, Class AR*,h	1,200,061
	SLM Student Loan Trust
34,551	1.759%, 7/15/2022, Ser. 2014-A, Class A1[g,h]	34,561
560,213	1.736%, 3/25/2026, Ser. 2011-1, Class A1[h]	561,643
446,481	2.039%, 5/17/2027, Ser. 2013-A, Class A2Bg,h	449,655
	SoFi Consumer Loan Program, LLC
486,143	3.260%, 8/25/2025, Ser. 2016-1, Class Ag	494,333
619,091	3.050%, 12/26/2025, Ser. 2016-3, Class Ag	624,884
900,000	2.500%, 5/26/2026, Ser. 2017-4, Class Ac,g	899,837
	SoFi Professional Loan Program, LLC
457,559	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	458,145
	Stanwich Mortgage Loan Company, LLC
1,216,938	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,i	1,220,004
	Symphony CLO VIII, Ltd.
238,326	2.255%, 1/9/2023, Ser. 2012-8A, Class AR*,h	238,409
	Symphony CLO XV, Ltd.
1,150,000	2.338%, 10/17/2026, Ser. 2014-15A, Class AR*,h	1,153,524
	U.S. Small Business Administration
446,002	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	459,101
	Vericrest Opportunity Loan Transferee
1,422,933	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[g]	1,424,170
2,147,625	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[g,i]	2,156,096
826,113	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[g,i]	831,298
167,100	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,i	167,688
	Verizon Owner Trust
375,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ag	376,362
	Voya CLO 3, Ltd.
385,000	2.576%, 7/25/2026, Ser. 2014-3A, Class A1*,h	385,069

	Total	51,167,525

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
695,000	6.750%, 9/30/2024[g]	754,075
	Anglo American Capital plc
820,000	4.875%, 5/14/2025[g]	852,800
	Anglo American plc
772,000	3.625%, 5/14/2020[g]	784,545
	ArcelorMittal SA
670,000	6.000%, 3/1/2021	721,088
	BWAY Holding Company
745,000	5.500%, 4/15/2024[g]	760,831
	CF Industries, Inc.
815,000	3.450%, 6/1/2023[e]	770,175
	First Quantum Minerals, Ltd.
355,000	7.000%, 2/15/2021[g]	363,875
500,000	7.500%, 4/1/2025[g]	490,000
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[g]	247,244
	Glencore Finance Canada, Ltd.
224,000	6.000%, 11/15/2041[g]	247,314
	Glencore Funding, LLC
180,000	2.218%, 4/16/2018[g,h]	180,396
224,000	4.125%, 5/30/2023[g]	229,844
300,000	4.000%, 3/27/2027[g]	295,200
	Kinross Gold Corporation
448,000	5.950%, 3/15/2024	494,901
425,000	4.500%, 7/15/2027[c,g]	423,938
	Novelis Corporation
275,000	5.875%, 9/30/2026[g]	283,250
	Olin Corporation
895,000	5.125%, 9/15/2027	921,850
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[g]	733,825
	Sherwin-Williams Company
540,000	3.125%, 6/1/2024	542,595
	Steel Dynamics, Inc.
615,000	5.000%, 12/15/2026	631,144
	Vale Overseas, Ltd.
280,000	5.875%, 6/10/2021	300,580
340,000	6.250%, 8/10/2026	366,775
350,000	6.875%, 11/10/2039	375,375
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	444,685

	Total	12,216,305

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Capital Goods (0.3%)
	AECOM
$920,000	5.875%, 10/15/2024	$1,000,500
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[g]	798,000
	Bombardier, Inc.
895,000	7.500%, 3/15/2025[g]	928,563
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[g]	706,200
	Cemex Finance, LLC
900,000	9.375%, 10/12/2022[g]	956,250
	Cintas Corporation No. 2
345,000	3.700%, 4/1/2027	355,816
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020	388,041
	CNH Industrial NV
450,000	4.500%, 8/15/2023	478,125
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	701,825
	General Electric Company
607,000	5.000%, 1/21/2021[j]	644,270
	L3 Technologies, Inc.
455,000	3.950%, 5/28/2024	467,877
	Lockheed Martin Corporation
165,000	2.500%, 11/23/2020	167,251
480,000	3.600%, 3/1/2035	474,150
448,000	4.500%, 5/15/2036	489,130
120,000	6.150%, 9/1/2036	156,132
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	814,387
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[g]	1,015,200
	Pentair Finance SA
545,000	2.900%, 9/15/2018	550,640
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	328,475
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[g]	695,963
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	602,193
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	338,826
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[g]	988,723
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[g]	437,825
	Textron, Inc.
150,000	5.600%, 12/1/2017	152,371
400,000	7.250%, 10/1/2019	442,371
	United Rentals North America, Inc.
680,000	5.500%, 7/15/2025	712,300
	United Technologies Corporation
600,000	4.050%, 5/4/2047	615,520
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	91,367

	Total	16,498,291

Collateralized Mortgage Obligations (0.4%)
	Angel Oak Mortgage Trust I, LLC
399,409	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	400,705
	Bayview Opportunity Master Fund Trust
950,722	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ag	993,346
1,545,154	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ag	1,613,622
	BCAP, LLC Trust
895,760	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[h]	843,906
	Citigroup Mortgage Loan Trust, Inc.
327,384	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	323,675
	CitiMortgage Alternative Loan Trust
1,067,863	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	930,820
	COLT Mortgage Loan Trust
713,171	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	713,604
	Countrywide Alternative Loan Trust
419,339	3.045%, 10/25/2035, Ser. 2005-43, Class 4A1	355,011
327,329	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	222,839
200,947	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	193,302
998,771	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	831,835
951,076	7.000%, 10/25/2037, Ser. 2007-24, Class A10	544,023
	Countrywide Home Loans, Inc.
377,599	5.750%, 4/25/2037, Ser. 2007-3, Class A27	318,936
	Deutsche Alt-A Securities Mortgage Loan Trust
279,333	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	250,506
	Federal Home Loan Mortgage Corporation
2,026,509	4.000%, 7/15/2031, Ser.- 4104, Class KIk	224,851
1,172,868	3.000%, 2/15/2033, Ser. 4170, Class IGk	137,380
	Federal National Mortgage Association
2,300,347	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	300,740
	J.P. Morgan Mortgage Trust
640,346	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	592,063
1,038,748	1.596%, 1/25/2037, Ser. 2006-S4, Class A8[h]	593,778
1,210,448	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	899,093
	MASTR Alternative Loans Trust
265,105	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	272,716
603,173	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[h]	296,137
	Merrill Lynch Alternative Note Asset Trust
267,158	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	211,697

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Pretium Mortgage Credit Partners, LLC
$ 840,368	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,i	$843,530
	Residential Accredit Loans, Inc. Trust
967,585	1.966%, 6/25/2035, Ser. 2005-QS7, Class A3[h]	794,339
	Residential Asset Securitization Trust
1,124,119	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[h]	304,897
	Sequoia Mortgage Trust
621,934	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	509,750
	Sunset Mortgage Loan Company, LLC
1,700,000	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,i	1,703,981
719,918	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	720,420
	TBW Mortgage-Backed Trust
2,983,199	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	1,858,556
	Towd Point Mortgage Trust
1,200,318	2.750%, 10/25/2056, Ser. 2017-1, Class A1[g]	1,209,494
	Verus Securitization Trust
1,136,741	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,i	1,142,501
	WaMu Mortgage Pass Through Certificates
162,303	2.918%, 9/25/2036, Ser. 2006-AR10, Class 1A2	152,509
323,842	2.937%, 10/25/2036, Ser. 2006-AR12, Class 1A1	310,890
2,291,483	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	2,175,820
1,451,585	1.692%, 9/25/2046, Ser. 2006-AR11, Class 1Ah	1,225,475
	Washington Mutual Mortgage Pass Through Certificates Trust
849,947	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	641,112

	Total	25,657,859

Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Pass-Through Certificates
780,000	2.139%, 6/8/2030, Ser. 2013-THL, Class A2[g,h]	780,729
	Commercial Mortgage Trust
350,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	355,710
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,150,982	2.776%, 3/25/2023, Ser. K724, Class A1	1,180,085
3,750,000	3.002%, 1/25/2024, Ser. K725, Class A2	3,859,174
3,500,000	3.430%, 1/25/2027, Ser. K063, Class A2	3,673,865
	Federal National Mortgage Association - ACES
1,230,756	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	1,225,343
1,200,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	1,166,332
1,800,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	1,790,020
2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	2,382,674
	Federal National Mortgage Association Grantor Trust
2,400,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	2,383,029
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	1,754,716
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	2,556,662
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
188,598	5.977%, 2/12/2049, Ser. 2007-CB19, Class AM	189,186
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	1,191,243
	SCG Trust
425,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ag,h	421,781
	UBS Commercial Mortgage Trust
2,110,200	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	2,196,416
	WFRBS Commercial Mortgage Trust
1,200,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	1,215,791

	Total	28,322,756

Communications Services (0.6%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	496,081
	Altice Financing SA
770,000	6.625%, 2/15/2023[g]	816,924
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	706,387
	America Movil SAB de CV
288,000	5.000%, 10/16/2019	307,288
	American Tower Corporation
50,000	2.800%, 6/1/2020	50,676
560,000	3.300%, 2/15/2021	574,582
	AT&T, Inc.
212,000	5.875%, 10/1/2019	229,441
165,000	2.226%, 6/30/2020[h]	167,159
349,000	3.875%, 8/15/2021	364,625
275,000	3.000%, 6/30/2022	275,483
350,000	3.800%, 3/1/2024	358,618
480,000	5.250%, 3/1/2037	511,934
336,000	6.350%, 3/15/2040	395,190
355,000	5.550%, 8/15/2041	386,208
708,000	5.150%, 3/15/2042	723,900
275,000	4.750%, 5/15/2046	270,035
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[g]	322,179
455,000	3.125%, 11/26/2022[g]	462,826
	CBS Corporation
625,000	2.500%, 2/15/2023[c]	617,646
240,000	3.375%, 2/15/2028[c]	235,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Communications Services (0.6%) - continued
	CCO Holdings, LLC
$900,000	5.875%, 4/1/2024[g]	$960,750
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	837,000
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	264,847
288,000	3.579%, 7/23/2020	297,589
448,000	4.908%, 7/23/2025	484,025
600,000	6.484%, 10/23/2045	721,022
	Clear Channel Worldwide Holdings, Inc.
760,000	6.500%, 11/15/2022	781,052
	Columbus International, Inc.
895,000	7.375%, 3/30/2021[g]	949,819
	Comcast Corporation
360,000	2.750%, 3/1/2023	363,470
960,000	4.400%, 8/15/2035	1,033,070
140,000	4.650%, 7/15/2042	153,706
240,000	4.750%, 3/1/2044	267,437
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	202,671
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	534,988
931,000	5.250%, 1/15/2023	1,034,065
	CSC Holdings, LLC
100,000	5.500%, 4/15/2027[g]	105,750
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,241,581
	FairPoint Communications, Inc.
685,000	8.750%, 8/15/2019[g]	703,735
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[g]	749,700
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	960,250
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	352,587
	Moody’s Corporation
308,000	2.750%, 12/15/2021	310,553
	Neptune Finco Corporation
915,000	10.875%, 10/15/2025[g]	1,101,431
	Nexstar Escrow Corporation
740,000	5.625%, 8/1/2024[g]	749,250
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	225,400
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	459,255
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	364,525
	SFR Group SA
1,165,000	6.000%, 5/15/2022[g]	1,218,881
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	651,900
	Sprint Corporation
640,000	7.625%, 2/15/2025[e]	736,800
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	246,583
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	577,475
	Time Warner, Inc.
224,000	3.600%, 7/15/2025	224,887
265,000	6.250%, 3/29/2041	324,127
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,092,976
	Verizon Communications, Inc.
350,000	2.037%, 6/17/2019[h]	352,612
1,025,000	3.000%, 11/1/2021	1,038,473
1,008,000	5.150%, 9/15/2023	1,119,522
78,000	5.050%, 3/15/2034	82,658
319,000	4.272%, 1/15/2036	308,227
960,000	4.862%, 8/21/2046	959,762
748,000	4.522%, 9/15/2048	709,195
	Viacom, Inc.
240,000	4.250%, 9/1/2023	250,508
336,000	5.850%, 9/1/2043	363,286
	Virgin Media Secured Finance plc
745,000	5.250%, 1/15/2026[g]	775,403

	Total	35,515,235

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
510,000	2.000%, 2/14/2020	511,083
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	103,936
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,154,363
	CVS Health Corporation
110,000	2.250%, 8/12/2019	110,669
1,440,000	4.875%, 7/20/2035	1,601,140
600,000	5.125%, 7/20/2045	688,782
	Daimler Finance North America, LLC
448,000	1.792%, 10/30/2019[g,h]	449,946
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	572,012
	eBay, Inc.
225,000	2.500%, 3/9/2018	226,303
	Ford Motor Credit Company, LLC
550,000	2.551%, 10/5/2018	553,634
450,000	2.943%, 1/8/2019	455,797
430,000	2.262%, 3/28/2019	431,187
224,000	2.459%, 3/27/2020	224,179
168,000	3.200%, 1/15/2021	170,505
350,000	2.565%, 3/28/2022[h]	352,311
	General Motors Financial Company, Inc.
185,000	2.085%, 4/13/2020[h]	185,946
332,000	3.700%, 11/24/2020	343,482
224,000	4.200%, 3/1/2021	234,926
525,000	3.150%, 6/30/2022	522,769
224,000	3.950%, 4/13/2024	227,125
385,000	4.300%, 7/13/2025	392,715
	Home Depot, Inc.
530,000	3.000%, 4/1/2026	532,882
575,000	5.400%, 9/15/2040	712,919
336,000	4.250%, 4/1/2046	361,522
590,000	3.900%, 6/15/2047	599,024
	Hyundai Capital America
176,000	2.400%, 10/30/2018[g]	176,373
336,000	3.000%, 10/30/2020[g]	338,365
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	655,200
	KB Home
503,000	4.750%, 5/15/2019	518,090
	L Brands, Inc.
630,000	5.625%, 2/15/2022	674,100
	Lear Corporation
485,000	5.250%, 1/15/2025	513,203

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Consumer Cyclical (0.4%) - continued
	Lennar Corporation
$660,000	4.875%, 12/15/2023	$701,662
365,000	4.500%, 4/30/2024	377,264
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[g]	207,516
380,000	4.875%, 11/1/2024[g]	385,700
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	341,045
448,000	2.625%, 1/15/2022	450,631
	MGM Resorts International
915,000	6.000%, 3/15/2023	1,008,787
	New Red Finance, Inc.
750,000	4.250%, 5/15/2024[g]	745,267
	Prime Security Services Borrower, LLC
1,025,000	9.250%, 5/15/2023[g]	1,113,826
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[g]	750,825
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[g]	764,651
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	101,750
186,000	4.000%, 12/31/2018	190,650
	Wal-Mart Stores, Inc.
475,000	6.200%, 4/15/2038	650,057
475,000	5.625%, 4/15/2041	617,595
	West Corporation
515,000	5.375%, 7/15/2022[g]	520,150

	Total	23,521,864

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	615,804
280,000	3.400%, 11/30/2023	286,590
941,000	4.750%, 11/30/2036	1,025,392
475,000	4.900%, 11/30/2046	524,974
	AbbVie, Inc.
795,000	2.500%, 5/14/2020	804,158
540,000	3.600%, 5/14/2025	550,883
560,000	4.450%, 5/14/2046	578,858
	Actavis Funding SCS
380,000	3.850%, 6/15/2024	396,311
675,000	4.550%, 3/15/2035	721,041
336,000	4.850%, 6/15/2044	363,860
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	227,468
280,000	2.625%, 9/16/2026	269,610
	Amgen, Inc.
708,000	2.200%, 5/11/2020	711,377
224,000	2.700%, 5/1/2022	225,261
300,000	3.125%, 5/1/2025	300,690
	Anheuser-Busch InBev Finance, Inc.
240,000	2.430%, 2/1/2021[h]	248,560
809,000	3.650%, 2/1/2026	833,568
896,000	4.700%, 2/1/2036	989,858
560,000	4.900%, 2/1/2046	632,930
	Anheuser-Busch InBev Worldwide, Inc.
184,000	3.750%, 1/15/2022	194,028
	BAT International Finance plc
220,000	1.756%, 6/15/2018[g,h]	220,597
	Bayer U.S. Finance, LLC
336,000	3.375%, 10/8/2024[g]	344,062
	Becton, Dickinson and Company
516,000	3.734%, 12/15/2024	524,498
354,000	4.669%, 6/6/2047	364,630
	Biogen, Inc.
210,000	3.625%, 9/15/2022	219,604
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	217,658
325,000	3.850%, 5/15/2025	335,639
336,000	7.375%, 1/15/2040	449,638
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	315,407
305,000	3.500%, 11/24/2020	312,662
	Cardinal Health, Inc.
236,000	3.079%, 6/15/2024	236,508
475,000	3.410%, 6/15/2027	472,972
	Celgene Corporation
945,000	2.875%, 8/15/2020	966,259
120,000	3.550%, 8/15/2022	124,907
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,294
	Community Health Systems, Inc.
370,000	8.000%, 11/15/2019[e]	371,850
	Conagra Brands, Inc.
168,000	7.125%, 10/1/2026	210,593
	Constellation Brands, Inc.
300,000	2.700%, 5/9/2022	299,599
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[g]	284,941
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[g]	857,925
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[g]	995,462
	Express Scripts Holding Company
224,000	3.000%, 7/15/2023	222,408
525,000	4.500%, 2/25/2026	556,451
90,000	3.400%, 3/1/2027	86,871
	Forest Laboratories, LLC
126,000	4.875%, 2/15/2021[g]	135,553
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	121,719
224,000	2.950%, 3/1/2027	217,425
	H. J. Heinz Company
350,000	3.500%, 7/15/2022	360,806
	HCA, Inc.
585,000	5.250%, 6/15/2026	630,922
300,000	4.500%, 2/15/2027	308,625
	Heineken NV
525,000	4.350%, 3/29/2047[g]	547,675
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[g]	457,566
	JBS USA, LLC
670,000	5.750%, 6/15/2025[e,g]	629,800
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	614,546
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	473,551
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	166,348
	McKesson Corporation
225,000	4.883%, 3/15/2044	245,096
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	205,136
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,892,488
235,000	4.625%, 3/15/2045	264,857
	Merck & Company, Inc.
175,000	1.560%, 2/10/2020[h]	176,246

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Consumer Non-Cyclical (0.7%) - continued
$88,000	3.700%, 2/10/2045	$87,892
	Molson Coors Brewing Company
392,000	2.250%, 3/15/2020[g]	391,978
	Mondelez International Holdings Netherlands BV
510,000	2.000%, 10/28/2021[g]	496,851
	Mondelez International, Inc.
247,000	1.690%, 2/1/2019[h]	247,961
	Mylan NV
450,000	3.000%, 12/15/2018	456,088
120,000	3.150%, 6/15/2021	122,070
228,000	5.250%, 6/15/2046	249,746
	Newell Rubbermaid, Inc.
336,000	5.500%, 4/1/2046	405,110
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	448,853
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[g]	783,750
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017	235,228
672,000	5.700%, 8/15/2035	797,141
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[g]	354,290
	Shire Acquisitions Investments Ireland Designated Activity Company
690,000	2.400%, 9/23/2021	681,886
708,000	3.200%, 9/23/2026	692,394
	Smithfield Foods, Inc.
555,000	2.700%, 1/31/2020[g]	557,889
	Tenet Healthcare Corporation
805,000	8.125%, 4/1/2022	855,312
	Teva Pharmaceutical Finance Netherlands III BV
458,000	2.200%, 7/21/2021	449,556
280,000	2.800%, 7/21/2023	272,303
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	169,342
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	464,625
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	237,361
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[g]	1,265,144
	Zoetis, Inc.
768,000	4.700%, 2/1/2043	835,385

	Total	38,640,170

Energy (0.6%)
	Alliance Resource Operating Partners, LP
730,000	7.500%, 5/1/2025[g]	767,412
	Anadarko Petroleum Corporation
710,000	4.850%, 3/15/2021	757,747
472,000	5.550%, 3/15/2026[e]	527,510
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	240,523
500,000	5.625%, 6/1/2023	506,250
	Apache Corporation
240,000	4.750%, 4/15/2043	241,012
	Boardwalk Pipelines, LP
220,000	5.950%, 6/1/2026	244,996
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	461,970
665,000	3.535%, 11/4/2024	682,727
120,000	3.119%, 5/4/2026	118,948
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	289,540
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	600,638
225,000	6.250%, 3/15/2038	265,435
225,000	4.950%, 6/1/2047	228,664
	Cenovus Energy, Inc.
475,000	3.800%, 9/15/2023	468,539
	Cheniere Corpus Christi Holdings, LLC
685,000	5.875%, 3/31/2025	730,381
	Cimarex Energy Company
336,000	4.375%, 6/1/2024	352,238
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	452,069
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	646,162
305,000	4.375%, 1/15/2025	311,100
	ConocoPhillips
590,000	6.500%, 2/1/2039	779,500
	Continental Resources, Inc.
595,000	5.000%, 9/15/2022	583,844
	Devon Energy Corporation
340,000	3.250%, 5/15/2022	337,869
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	366,941
	Enbridge, Inc.
400,000	2.900%, 7/15/2022[c]	399,128
	Encana Corporation
121,000	3.900%, 11/15/2021	123,322
448,000	6.500%, 2/1/2038	510,009
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	693,450
	Energy Transfer Partners, LP
448,000	4.650%, 6/1/2021	472,542
265,000	4.900%, 3/15/2035	257,951
250,000	5.150%, 2/1/2043	237,563
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	222,210
168,000	4.850%, 7/15/2026	174,807
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	189,129
	EQT Corporation
162,000	5.150%, 3/1/2018	164,957
118,000	8.125%, 6/1/2019	130,216
250,000	4.875%, 11/15/2021	266,607
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	190,166
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	348,123
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	347,416
	Marathon Oil Corporation
336,000	2.700%, 6/1/2020	333,009
830,000	6.600%, 10/1/2037[e]	916,850
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	169,713
469,000	4.750%, 9/15/2044	446,158
	MPLX, LP
708,000	4.875%, 6/1/2025	750,825
350,000	4.125%, 3/1/2027	351,228
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	886,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Energy (0.6%) - continued
	Noble Energy, Inc.
$202,000	5.625%, 5/1/2021	$207,790
	ONEOK, Inc.
448,000	7.500%, 9/1/2023	534,240
	PBF Holding Company, LLC
985,000	7.250%, 6/15/2025[g]	949,294
	Petrobras Global Finance BV
140,000	8.375%, 5/23/2021	156,713
590,000	6.250%, 3/17/2024	601,210
	Petroleos Mexicanos
705,000	6.000%, 3/5/2020	755,760
168,000	2.378%, 4/15/2025	168,123
295,000	6.750%, 9/21/2047	297,915
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	236,599
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	493,461
670,000	5.000%, 10/1/2022	718,501
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	783,750
	Rowan Companies, Inc.
95,000	7.375%, 6/15/2025	88,587
	Sabine Pass Liquefaction, LLC
345,000	6.250%, 3/15/2022	390,630
420,000	5.625%, 4/15/2023	466,817
480,000	5.750%, 5/15/2024	534,525
670,000	5.625%, 3/1/2025	739,807
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[g]	167,988
280,000	4.000%, 12/21/2025[g]	293,549
	Shell International Finance BV
165,000	1.632%, 5/11/2020[h]	166,495
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	276,287
	Sunoco Logistics Partners Operations, LP
200,000	4.400%, 4/1/2021	210,129
	Tesoro Corporation
1,618,000	4.750%, 12/15/2023[g]	1,742,424
	Valero Energy Corporation
560,000	3.400%, 9/15/2026	547,871
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023[e]	680,000
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	483,790
	Williams Partners, LP
280,000	4.000%, 11/15/2021	291,309
300,000	4.500%, 11/15/2023	320,191
450,000	3.750%, 6/15/2027	445,469
475,000	6.300%, 4/15/2040	551,104

	Total	33,843,847

Financials (1.5%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[g]	474,408
	ACE INA Holdings, Inc.
335,000	4.350%, 11/3/2045	367,869
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	225,977
224,000	4.625%, 10/30/2020	238,041
224,000	4.625%, 7/1/2022	240,040
	Aetna, Inc.
480,000	2.800%, 6/15/2023	479,101
	Air Lease Corporation
220,000	2.125%, 1/15/2018	220,392
90,000	2.625%, 9/4/2018	90,671
590,000	3.375%, 1/15/2019	600,992
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	449,900
475,000	4.125%, 3/30/2020	488,062
	American Express Credit Corporation
350,000	1.817%, 3/18/2019[h]	351,747
720,000	1.875%, 5/3/2019	720,279
	American International Group, Inc.
150,000	3.300%, 3/1/2021	154,312
336,000	4.125%, 2/15/2024	354,777
720,000	3.750%, 7/10/2025	733,443
650,000	3.900%, 4/1/2026	665,030
	Anthem, Inc.
590,000	4.625%, 5/15/2042	637,804
	Aon plc
168,000	3.875%, 12/15/2025	175,571
	ASP AMC Merger Sub, Inc.
850,000	8.000%, 5/15/2025[g]	805,375
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	509,152
	Banco Santander SA
800,000	6.375%, 5/19/2019[j]	819,000
	Bank of America Corporation
370,000	2.357%, 3/22/2018[h]	372,237
295,000	2.018%, 4/1/2019[h]	297,720
350,000	2.625%, 10/19/2020	353,499
595,000	3.300%, 1/11/2023	606,644
475,000	2.881%, 4/24/2023	475,825
448,000	4.000%, 4/1/2024	469,482
450,000	4.000%, 1/22/2025	457,876
336,000	3.500%, 4/19/2026	337,178
720,000	4.183%, 11/25/2027	732,376
500,000	3.824%, 1/20/2028	508,735
561,000	5.875%, 2/7/2042	703,911
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	564,394
	Bank of Nova Scotia
500,000	2.700%, 3/7/2022	502,745
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[g]	146,467
	Barclays Bank plc
112,000	10.179%, 6/12/2021[g]	140,265
	Barclays plc
264,000	2.750%, 11/8/2019	266,378
680,000	3.684%, 1/10/2023	697,647
448,000	3.650%, 3/16/2025	445,773
	BB&T Corporation
150,000	1.873%, 1/15/2020[h]	151,346
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	283,674
	BPCE SA
300,000	3.000%, 5/22/2022[g]	302,609
	Caisse Centrale Desjardins du Quebec
210,000	1.837%, 1/29/2018[g,h]	210,639
	Capital One Financial Corporation
235,000	2.450%, 4/24/2019	236,265
413,000	2.500%, 5/12/2020	414,759
448,000	3.050%, 3/9/2022	451,472
	Capital One NA
595,000	2.350%, 1/31/2020	595,155
	CBOE Holdings, Inc.
275,000	1.950%, 6/28/2019	274,917
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021	938,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Financials (1.5%) - continued
	Cigna Corporation
$215,000	5.375%, 2/15/2042	$258,843
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	975,137
	Citigroup, Inc.
245,000	1.925%, 4/8/2019[h]	246,589
600,000	1.945%, 1/10/2020[h]	604,336
450,000	2.700%, 3/30/2021	452,946
530,000	2.750%, 4/25/2022	530,025
244,000	4.050%, 7/30/2022	255,045
685,000	4.400%, 6/10/2025	713,339
448,000	3.200%, 10/21/2026	435,736
336,000	4.125%, 7/25/2028	341,122
177,000	4.650%, 7/30/2045	192,741
	Citizens Bank NA
625,000	2.300%, 12/3/2018	627,268
485,000	2.200%, 5/26/2020	484,131
	Commonwealth Bank of Australia
336,000	2.250%, 3/10/2020[g]	336,700
	Compass Bank
250,000	2.750%, 9/29/2019	251,947
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
608,000	3.950%, 11/9/2022	634,926
1,416,000	4.625%, 12/1/2023	1,525,717
	Credit Agricole SA
290,000	1.958%, 4/15/2019[g,h]	292,006
400,000	3.375%, 1/10/2022[g]	410,655
	Credit Suisse AG
231,000	5.400%, 1/14/2020	248,043
	Credit Suisse Group Funding, Ltd.
1,262,000	2.750%, 3/26/2020	1,271,833
525,000	3.125%, 12/10/2020	534,826
448,000	3.750%, 3/26/2025	452,678
	DDR Corporation
515,000	4.625%, 7/15/2022	539,151
	Deutsche Bank AG
675,000	3.375%, 5/12/2021	683,595
280,000	4.250%, 10/14/2021	293,178
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	287,149
	Discover Bank
510,000	8.700%, 11/18/2019	576,285
	Duke Realty, LP
88,000	3.875%, 2/15/2021	91,472
264,000	4.375%, 6/15/2022	281,306
	ERP Operating, LP
90,000	3.375%, 6/1/2025	90,566
	European Investment Bank
445,000	1.875%, 3/15/2019	447,501
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	151,075
145,000	2.875%, 10/1/2021	147,737
390,000	2.600%, 6/15/2022	387,950
	Five Corners Funding Trust
590,000	4.419%, 11/15/2023[g]	633,505
	GE Capital International Funding Company
1,560,000	4.418%, 11/15/2035	1,699,679
	Goldman Sachs Group, Inc.
390,000	2.372%, 4/30/2018[h]	392,972
205,000	2.282%, 11/15/2018[h]	207,130
909,000	5.375%, 3/15/2020	981,462
210,000	2.313%, 4/23/2020[h]	213,506
830,000	5.375%, 5/10/2020[j]	872,164
1,446,000	5.250%, 7/27/2021	1,584,741
480,000	3.000%, 4/26/2022	484,438
472,000	2.908%, 6/5/2023	470,128
224,000	3.500%, 1/23/2025	226,453
825,000	3.691%, 6/5/2028	828,366
390,000	4.750%, 10/21/2045	432,127
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	1,020,033
	HBOS plc
558,000	6.750%, 5/21/2018[g]	580,398
	HCP, Inc.
705,000	4.000%, 12/1/2022	737,319
176,000	3.400%, 2/1/2025	173,322
	HSBC Bank plc
495,000	1.822%, 5/15/2018[g,h]	496,988
	HSBC Holdings plc
850,000	3.400%, 3/8/2021	873,552
450,000	6.875%, 6/1/2021[j]	486,000
350,000	2.650%, 1/5/2022	348,816
350,000	3.600%, 5/25/2023	361,646
425,000	3.900%, 5/25/2026	438,730
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,446
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,698
	Icahn Enterprises, LP
475,000	6.000%, 8/1/2020	488,953
330,000	6.750%, 2/1/2024	344,058
	ING Capital Funding Trust III
265,000	4.896%, 9/30/2017[h,j]	265,827
	ING Groep NV
375,000	3.150%, 3/29/2022	382,101
	International Lease Finance Corporation
135,000	4.625%, 4/15/2021	143,674
270,000	5.875%, 8/15/2022	304,785
	J.P. Morgan Chase & Company
326,000	6.300%, 4/23/2019	350,876
165,000	2.250%, 1/23/2020	165,501
500,000	1.882%, 6/1/2021[h]	500,692
265,000	2.295%, 8/15/2021	263,433
560,000	4.500%, 1/24/2022	606,332
336,000	3.200%, 1/25/2023	342,531
575,000	2.700%, 5/18/2023	568,619
245,000	2.383%, 10/24/2023[h]	248,683
352,000	3.625%, 5/13/2024	363,068
690,000	3.125%, 1/23/2025	686,023
360,000	3.300%, 4/1/2026	357,516
	KeyBank NA
365,000	2.350%, 3/8/2019	367,382
	KeyCorp
300,000	2.900%, 9/15/2020	305,164
	Kookmin Bank
375,000	1.625%, 8/1/2019[g]	369,150
	Liberty Mutual Group, Inc.
224,000	4.950%, 5/1/2022[g]	245,648
	Liberty Property, LP
618,000	3.750%, 4/1/2025	628,033
	Lincoln National Corporation
220,000	8.750%, 7/1/2019	247,353
	Lloyds Bank plc
235,000	1.770%, 3/16/2018[h]	235,393
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[g]	396,938

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Financials (1.5%) - continued
	MetLife, Inc.
$355,000	4.050%, 3/1/2045	$358,531
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	364,598
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	282,381
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,054,156
260,000	2.436%, 4/25/2018[h]	262,264
210,000	2.310%, 1/27/2020[h]	213,178
224,000	5.550%, 7/15/2020[j]	234,024
280,000	2.500%, 4/21/2021	279,759
560,000	2.625%, 11/17/2021	559,117
531,000	2.750%, 5/19/2022	530,825
155,000	4.875%, 11/1/2022	168,271
275,000	4.000%, 7/23/2025	287,053
540,000	4.350%, 9/8/2026	561,461
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	788,532
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	299,354
	National City Corporation
602,000	6.875%, 5/15/2019	655,062
	New York Life Global Funding
354,000	2.300%, 6/10/2022[g]	352,068
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[g]	1,175,062
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	145,872
	Quicken Loans, Inc.
1,165,000	5.750%, 5/1/2025[g]	1,202,862
	Realty Income Corporation
475,000	4.125%, 10/15/2026	491,048
	Regions Bank
250,000	7.500%, 5/15/2018	261,722
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,021
336,000	3.200%, 2/8/2021	343,501
	Reinsurance Group of America, Inc.
252,000	5.000%, 6/1/2021	273,865
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	231,539
	Royal Bank of Scotland Group plc
590,000	8.625%, 8/15/2021[j]	643,100
300,000	3.875%, 9/12/2023	305,941
	Santander Holdings USA, Inc.
295,000	3.450%, 8/27/2018	299,145
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	385,427
	Santander UK plc
132,000	3.050%, 8/23/2018	133,657
	Simon Property Group, LP
150,000	2.500%, 9/1/2020	151,346
400,000	2.750%, 2/1/2023	398,401
448,000	4.250%, 11/30/2046	447,779
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	367,236
	Societe Generale SA
354,000	4.750%, 11/24/2025[e,g]	371,203
	Standard Chartered plc
846,000	2.100%, 8/19/2019[g]	842,926
	State Street Corporation
233,000	2.081%, 8/18/2020[h]	237,955
	Sumitomo Mitsui Banking Corporation
250,000	1.738%, 1/16/2018[h]	250,588
	Sumitomo Mitsui Financial Group, Inc.
336,000	3.010%, 10/19/2026	328,808
	SunTrust Banks, Inc.
475,000	2.250%, 1/31/2020	477,014
	Svenska Handelsbanken AB
330,000	1.757%, 6/17/2019[h]	331,467
	Synchrony Financial
590,000	3.000%, 8/15/2019	598,343
140,000	2.402%, 2/3/2020[h]	141,057
155,000	4.250%, 8/15/2024	158,330
	Toronto-Dominion Bank
165,000	2.172%, 12/14/2020[h]	167,396
	UBS Group Funding Jersey, Ltd.
560,000	2.950%, 9/24/2020[g]	572,030
336,000	4.125%, 9/24/2025[g]	352,240
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[g]	460,345
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	104,389
1,010,000	4.625%, 7/15/2035	1,136,421
	USB Realty Corporation
140,000	2.305%, 1/15/2022[g,h,j]	122,500
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	501,606
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	346,331
1,194,000	3.125%, 7/15/2024[c]	1,175,886
	Wells Fargo & Company
210,000	1.852%, 1/30/2020[h]	211,367
450,000	2.550%, 12/7/2020	455,121
550,000	3.069%, 1/24/2023	557,309
448,000	3.450%, 2/13/2023	458,627
350,000	3.000%, 2/19/2025	344,598
450,000	3.000%, 4/22/2026	439,539
450,000	3.000%, 10/23/2026	438,237
810,000	4.900%, 11/17/2045	884,441
	Welltower, Inc.
185,000	3.750%, 3/15/2023	191,938
440,000	4.000%, 6/1/2025	454,982

	Total	89,704,239

Foreign Government (0.1%)
	Argentina Government International Bond
335,000	7.500%, 4/22/2026	360,125
118,000	6.875%, 1/26/2027	122,012
	Brazil Government International Bond
315,000	7.125%, 1/20/2037	359,887
	Colombia Government International Bond
390,000	3.875%, 4/25/2027[e]	393,510
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	204,638
	Indonesia Government International Bond
735,000	5.250%, 1/8/2047[g]	799,653
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[g]	333,474
	Mexico Government International Bond
590,000	4.150%, 3/28/2027	610,945

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Foreign Government (0.1%) - continued
	Turkey Government International Bond
$720,000	5.750%, 5/11/2047	$704,160

	Total	3,888,404

Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,325,000	3.000%, 7/1/2031[c]	14,707,747
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
25,825,000	4.000%, 7/1/2047[c]	27,155,592
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,468,310	1.746%, 7/1/2043[h]	1,506,572
341,417	2.044%, 7/1/2043[h]	350,297
293,916	2.019%, 8/1/2043[h]	300,899
25,300,000	3.000%, 7/1/2047[c]	25,260,469
99,650,000	3.500%, 7/1/2047[c]	102,317,222
71,200,000	4.000%, 7/1/2047[c]	74,832,311
21,500,000	4.500%, 7/1/2047[c]	23,057,053

	Total	269,488,162

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	189,736
	Apple, Inc.
165,000	1.482%, 5/6/2020[h]	166,018
300,000	3.000%, 2/9/2024	304,474
784,000	3.200%, 5/13/2025	800,778
475,000	3.200%, 5/11/2027	479,506
640,000	3.000%, 6/20/2027	636,858
336,000	4.650%, 2/23/2046	377,173
600,000	4.250%, 2/9/2047	637,326
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	243,927
	Avnet, Inc.
335,000	3.750%, 12/1/2021	340,378
	Baidu, Inc.
540,000	3.000%, 6/30/2020	547,247
	Cisco Systems, Inc.
220,000	1.702%, 3/1/2019[h]	221,607
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[g]	693,875
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[g]	286,556
590,000	5.450%, 6/15/2023[g]	640,170
168,000	6.020%, 6/15/2026[g]	185,070
224,000	8.350%, 7/15/2046[g]	289,413
	Equinix, Inc.
700,000	5.750%, 1/1/2025	753,375
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	404,730
478,000	3.625%, 10/15/2020	500,684
	First Data Corporation
450,000	5.375%, 8/15/2023[g]	470,250
	Hewlett Packard Enterprise Company
93,000	2.450%, 10/5/2017	93,246
140,000	2.850%, 10/5/2018	141,201
140,000	4.400%, 10/15/2022	148,401
	Intel Corporation
85,000	3.100%, 7/29/2022	88,050
180,000	3.700%, 7/29/2025	188,988
504,000	4.100%, 5/19/2046	523,142
	International Business Machines Corporation
448,000	4.700%, 2/19/2046[e]	501,107
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	876,562
	Microsoft Corporation
700,000	4.750%, 11/3/2055	800,911
700,000	4.200%, 11/3/2035	765,722
1,415,000	3.700%, 8/8/2046	1,402,380
600,000	4.250%, 2/6/2047	650,575
	NXP BV
650,000	3.875%, 9/1/2022[g]	676,812
	Oracle Corporation
150,000	2.500%, 5/15/2022	151,407
448,000	2.400%, 9/15/2023	442,123
1,060,000	2.950%, 5/15/2025	1,064,024
	QUALCOMM, Inc.
336,000	3.000%, 5/20/2022	344,540
236,000	4.300%, 5/20/2047	240,927
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[g]	588,600

	Total	18,857,869

Transportation (0.1%)
	Air Canada Pass Through Trust
125,047	3.875%, 3/15/2023[g]	124,734
	American Airlines Pass Through Trust
266,658	3.375%, 5/1/2027	267,991
	Avis Budget Car Rental, LLC
500,000	6.375%, 4/1/2024[e,g]	498,750
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	448,831
1,050,000	5.050%, 3/1/2041	1,228,750
385,000	4.450%, 3/15/2043	418,822
480,000	3.900%, 8/1/2046	488,904
	Continental Airlines, Inc.
132,515	4.150%, 4/11/2024	139,142
	CSX Corporation
115,000	3.700%, 11/1/2023	120,885
	Delta Air Lines, Inc.
57,064	4.950%, 5/23/2019	59,275
265,000	2.875%, 3/13/2020	268,446
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[g]	67,691
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	137,608
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	289,301
	Virgin Australia Holdings, Ltd.
58,992	5.000%, 10/23/2023[g]	61,499
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[g]	725,363

	Total	5,345,992

U.S. Government and Agencies (3.5%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	549,635
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	512,477

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
U.S. Government and Agencies (3.5%) - continued
	U.S. Treasury Bonds
$ 4,150,000	6.500%, 11/15/2026	$5,634,596
3,000,000	2.375%, 5/15/2027	3,019,335
2,900,000	5.250%, 11/15/2028	3,734,542
2,050,000	4.375%, 5/15/2040	2,619,115
10,625,000	3.000%, 5/15/2042	11,016,797
14,300,000	3.625%, 2/15/2044	16,498,625
7,534,000	2.500%, 5/15/2046	7,021,628
2,045,000	2.875%, 11/15/2046	2,059,779
660,000	3.000%, 2/15/2047	682,017
3,090,000	3.000%, 5/15/2047	3,194,529
	U.S. Treasury Bonds, TIPS
37,312,434	0.125%, 1/15/2023	36,965,353
103,768	2.375%, 1/15/2025	118,190
30,442,669	0.625%, 1/15/2026	30,629,313
67,873	2.125%, 2/15/2040	84,393
595,127	0.750%, 2/15/2042	566,138
	U.S. Treasury Notes
6,315,000	1.500%, 10/31/2019	6,322,894
4,180,000	1.500%, 5/15/2020	4,175,101
4,070,000	1.375%, 9/30/2020	4,039,634
1,500,000	1.375%, 5/31/2021	1,479,141
23,030,000	1.125%, 8/31/2021	22,421,870
2,700,000	1.875%, 2/28/2022	2,702,954
2,000,000	2.125%, 6/30/2022	2,021,484
1,015,000	1.625%, 8/15/2022	1,001,202
1,858,000	1.375%, 9/30/2023	1,783,100
13,500,000	1.625%, 10/31/2023	13,146,151
7,435,000	2.250%, 11/15/2024	7,474,495
10,000,000	2.000%, 11/15/2026	9,751,950
	U.S. Treasury Notes, TIPS
1,753,737	0.125%, 4/15/2021	1,750,963

	Total	202,977,401

Utilities (0.5%)
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	730,918
	Appalachian Power Company
238,000	3.300%, 6/1/2027	241,056
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	180,442
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	253,333
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	133,140
	Calpine Corporation
670,000	5.375%, 1/15/2023[e]	653,250
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	322,249
336,000	3.450%, 8/15/2027	339,158
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	349,988
190,000	4.350%, 11/15/2045	205,094
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	186,016
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	220,487
	Dominion Energy, Inc.
475,000	2.962%, 7/1/2019	482,122
472,000	2.579%, 7/1/2020	474,402
	DTE Electric Company
265,000	3.700%, 3/15/2045	261,698
360,000	3.700%, 6/1/2046	354,185
	DTE Energy Company
70,000	2.400%, 12/1/2019	70,320
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	469,816
448,000	3.750%, 9/1/2046	426,240
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	324,129
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	445,146
	Dynegy, Inc.
665,000	7.375%, 11/1/2022[e]	656,687
	Edison International
450,000	2.950%, 3/15/2023	454,410
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019	334,701
335,000	4.750%, 6/15/2046	354,034
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025[e]	678,822
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	84,740
	Eversource Energy
150,000	1.600%, 1/15/2018	149,769
	Exelon Corporation
240,000	5.100%, 6/15/2045	269,296
336,000	4.450%, 4/15/2046	347,762
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	318,661
415,000	2.950%, 1/15/2020	422,365
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	149,485
845,000	4.850%, 7/15/2047	856,467
	Great Plains Energy, Inc.
385,000	2.500%, 3/9/2020	388,565
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	70,259
224,000	5.300%, 7/1/2043	261,057
	Kinder Morgan Energy Partners, LP
585,000	6.500%, 9/1/2039	663,180
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	903,334
	Monongahela Power Company
275,000	5.400%, 12/15/2043[g]	334,425
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	400,432
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	281,295
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	237,650
615,000	5.650%, 2/1/2045	740,461
	Northern States Power Company
410,000	4.125%, 5/15/2044	435,576
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	647,325
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	924,217
	Pacific Gas and Electric Company
580,000	3.300%, 3/15/2027	593,002
336,000	4.250%, 3/15/2046	357,979
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,691
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	148,785
236,000	3.400%, 6/1/2023	242,506

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.3%)	Value
Utilities (0.5%) - continued
$ 515,000	5.000%, 3/15/2044	$581,383
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	364,723
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	601,279
	Sempra Energy
365,000	6.150%, 6/15/2018	380,093
170,000	2.400%, 3/15/2020	170,752
	Southern California Edison Company
100,000	2.400%, 2/1/2022	100,314
485,000	4.000%, 4/1/2047	508,026
	Southern Company
450,000	1.850%, 7/1/2019	448,274
485,000	2.950%, 7/1/2023	481,825
590,000	3.250%, 7/1/2026	577,233
450,000	4.400%, 7/1/2046	458,834
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	606,622
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	176,808
	Tesoro Logistics, LP
755,000	5.250%, 1/15/2025	792,750
	Xcel Energy, Inc.
775,000	3.350%, 12/1/2026	782,249

	Total	27,002,292

	Total Long-Term Fixed Income (cost $874,050,262)	882,648,211

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
1,456	Henkel AG & Company KGaA, 1.470%	200,774

	Total	200,774

Energy (<0.1%)
1,954	Alpha Natural Resources, Inc., 0.000%[d]	36,637
1,954	ANR Holdings, Inc., 0.000%[d]	5,862

	Total	42,499

	Total Preferred Stock (cost $192,185)	243,273

	Collateral Held for Securities Loaned (0.8%)
43,718,945	Thrivent Cash Management Trust	43,718,945

	Total Collateral Held for Securities Loaned (cost $43,718,945)	43,718,945

Shares or Principal Amount	Short-Term Investments (13.5%)[l]
	Federal Home Loan Bank Discount Notes
5,000,000	0.815%, 7/7/2017[m]	4,999,445
3,600,000	0.840%, 7/19/2017[m]	3,598,401
1,800,000	0.850%, 7/21/2017[m]	1,799,100
2,600,000	0.860%, 7/26/2017[m]	2,598,338
2,700,000	1.020%, 8/1/2017[m]	2,697,781
7,000,000	0.990%, 8/2/2017[m]	6,994,050
5,000,000	0.975%, 8/16/2017[m]	4,993,765
800,000	0.980%, 8/23/2017[m]	798,844
3,000,000	1.030%, 8/30/2017[m]	2,995,071
5,000,000	1.035%, 9/27/2017[m]	4,987,695
	Thrivent Core Short-Term Reserve Fund
73,483,716	1.240%	734,837,163
	U.S. Treasury Bills
600,000	0.862%, 8/3/2017[n]	599,561
400,000	0.861%, 8/10/2017[n]	399,635

	Total Short-Term Investments (cost $772,297,998)	772,298,849

	Total Investments (cost $5,266,275,808) 105.7%	$6,060,720,705

	Other Assets and Liabilities, Net (5.7%)	(324,245,896)

	Total Net Assets 100.0%	$5,736,474,809

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $81,964,149 or 1.4% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At June 30, 2017, $583,536 of investments were segregated to cover exposure to a counterparty for margin on open mortgage- backed security transactions.

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of June 30, 2017 was $34,407,454 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$975,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	398,704
Apidos CLO XVIII, 7/22/2026	4/4/2017	950,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	385,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	350,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	385,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	725,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	342,610
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	713,765
Digicel, Ltd., 4/15/2021	8/18/2014	1,255,748
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,422,310
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	508,154
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	210,913
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	400,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,302
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	1/30/2017	1,150,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,050,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,200,000
Marlette Funding Trust, 1/17/2023	7/20/2016	314,239
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	491,281
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,474,520
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	600,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	260,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	1,150,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	385,000
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	840,368
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton, Ltd., 4/15/2027	12/16/2016	1,200,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	1,216,938
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	719,918
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	1,700,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	238,326
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,150,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	166,924
Verus Securitization Trust, 1/25/2047	2/16/2017	1,136,716
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$7,301,255
Common Stock	35,224,705

Total lending	$42,525,960
Gross amount payable upon return of collateral for securities loaned	$43,718,945

Net amounts due to counterparty	$1,192,985

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,052,362	5.226%, 3/7/2024	$1,050,174
	Chemours Company, Term Loan
790,976	3.570%, 5/12/2022	793,151
	Contura Energy, Inc., Term Loan
1,945,125	6.230%, 3/17/2024	1,886,771
	Ineos Finance, LLC, Term Loan
2,479,832	3.976%, 3/31/2022[b,c]	2,483,452
	Tronox Pigments BV, Term Loan
2,954,138	4.796%, 3/19/2020	2,968,909

	Total	9,182,457

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
1,239,139	3.939%, 11/10/2023	1,242,906
	Berry Plastics Corporation, Term Loan
1,580,000	3.367%, 2/8/2020	1,579,558
575,000	3.367%, 1/6/2021	574,667
2,044,875	3.617%, 1/19/2024	2,044,016
	Cortes NP Intermediate Holding II Corporation, Term Loan
3,655,000	5.226%, 11/30/2023	3,667,171
	Sterigenics-Nordion Holdings, LLC, Term Loan
3,392,772	4.226%, 5/15/2022	3,380,049

	Total	12,488,367

Communications Services (0.5%)
	Beasley Broadcast Group, Inc., Term Loan
921,509	7.226%, 11/1/2023	930,725
	Cengage Learning Acquisitions, Term Loan
1,601,045	5.339%, 6/7/2023	1,509,161
	Charter Communications Operating, LLC, Term Loan
1,114,197	3.230%, 7/1/2020	1,117,127
1,104,249	3.230%, 1/3/2021	1,107,009
	Coral-US Co-Borrower, LLC, Term Loan
1,689,000	4.726%, 11/19/2024	1,692,175
	FairPoint Communications, Inc., Term Loan
2,860,060	7.500%, 2/14/2019	2,860,660
	Hargray Merger Subsidiary Corporation, Term Loan
780,000	4.226%, 3/24/2024	780,733
	Intelsat Jackson Holdings SA, Term Loan
919,236	4.000%, 6/30/2019	910,761
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.658%, 1/7/2022	4,332,565
521,127	7.908%, 7/7/2023	518,521
	LTS Buyer, LLC, Term Loan
2,930,455	4.546%, 4/13/2020	2,939,247
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,796,750	5.226%, 5/4/2022	2,747,359
	Mediacom Illinois, LLC, Term Loan
977,550	3.440%, 2/15/2024	979,994
	NEP Broadcasting, LLC, Term Loan
242,857	10.039%, 7/22/2020	243,161
	NEP/NCP Holdco, Inc., Term Loan
3,823,280	4.476%, 1/22/2020	3,822,094
2,430,000	0.000%, 7/21/2022[b,c]	2,429,247
	New LightSquared, Term Loan
543,344	19.939%, 12/7/2020	526,657
	SFR Group SA, Term Loan
885,000	3.944%, 6/22/2025	876,982
	Sprint Communications, Inc., Term Loan
4,034,888	3.750%, 2/2/2024	4,034,040
	Syniverse Holdings, Inc., Term Loan
2,431,054	4.296%, 4/23/2019	2,266,958
	TNS, Inc., Term Loan
2,365,340	5.230%, 2/15/2020	2,381,306
	Univision Communications, Inc., Term Loan
3,420,408	3.976%, 3/15/2024	3,350,564
	Virgin Media Bristol, LLC, Term Loan
2,025,000	3.909%, 1/31/2025	2,024,494
	WideOpenWest Finance, LLC, Term Loan
3,050,000	0.000%, 8/6/2023[b,c]	3,044,815
2,406,812	4.702%, 8/19/2023	2,402,721
	Zayo Group, LLC, Term Loan
1,984,021	3.716%, 1/19/2024	1,984,854

	Total	51,813,930

Consumer Cyclical (0.2%)
	Amaya Holdings BV, Term Loan
5,113,141	4.796%, 8/1/2021	5,117,794
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	3.960%, 7/29/2021	1,757,740
	Ceridian HCM Holding, Inc., Term Loan
1,631,036	4.726%, 9/15/2020	1,617,792
	Four Seasons Hotels, Ltd., Term Loan
842,882	3.726%, 11/30/2023	847,796
	Golden Nugget, Inc., Term Loan
1,071,726	4.710%, 11/21/2019	1,081,779
	Golden Nugget, Inc., Term Loan Delayed Draw
459,311	4.680%, 11/21/2019	463,620
	IMG Worldwide, Inc., Term Loan
986,667	8.476%, 5/6/2022	997,767
	Mohegan Tribal Gaming Authority, Term Loan
1,965,125	5.226%, 10/13/2023[b,c]	1,985,385
	Scientific Games International, Inc., Term Loan
4,703,212	5.108%, 10/1/2021	4,746,999

	Total	18,616,672

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
4,370,000	0.000%, 4/28/2022[b,c]	4,345,965
	Albertson’s, LLC, Term Loan
1,143,300	0.000%, 12/21/2022[b,c]	1,129,797
2,073,638	0.000%, 6/22/2023[b,c]	2,048,589
	Endo Luxembourg Finance Company I SARL., Term Loan
1,340,000	5.500%, 4/27/2024	1,351,725
	JBS USA LUX SA, Term Loan
3,411,450	5.750%, 10/30/2022[b,c]	3,322,752

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$4,041,520	5.046%, 6/30/2021	$4,015,452
	Valeant Pharmaceuticals International, Inc., Term Loan
5,645,069	5.830%, 4/1/2022	5,719,189

	Total	21,933,469

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
2,066,894	6.980%, 5/29/2020	2,077,228
	Expro Holdings UK 2, Ltd., Term Loan
2,513,728	5.960%, 9/2/2021	1,707,249
	Fieldwood Energy, LLC, Term Loan
2,052,773	4.171%, 9/28/2018	1,968,096
	Houston Fuel Oil Terminal, LLC, Term Loan
2,987,299	4.550%, 8/19/2021[b,c]	2,961,160
	McJunkin Red Man Corporation, Term Loan
1,128,866	5.226%, 11/9/2019	1,135,075
	MEG Energy Corporation, Term Loan
1,087,275	4.696%, 12/31/2023	1,058,060
	Pacific Drilling SA, Term Loan
2,328,000	4.750%, 6/3/2018	1,056,330

	Total	11,963,198

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,861,810	4.796%, 4/13/2024	2,829,614
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,575,000	3.962%, 3/20/2022	1,584,214
	Digicel International Finance, Ltd., Term Loan
450,000	4.940%, 5/10/2024	452,673
	DJO Finance, LLC, Term Loan
1,429,537	4.387%, 6/7/2020	1,413,155
	MoneyGram International, Inc., Term Loan
2,968,153	4.546%, 3/28/2020	2,966,906
	TransUnion, LLC, Term Loan
1,333,121	3.726%, 4/26/2022	1,340,733

	Total	10,587,295

Technology (0.2%)
	Accudyne Industries, LLC, Term Loan
1,529,557	4.226%, 12/13/2019	1,515,928
	First Data Corporation, Term Loan
1,000,000	3.716%, 4/26/2024	999,640
	Harland Clarke Holdings Corporation, Term Loan
1,212,109	7.296%, 12/31/2021	1,216,655
1,338,548	6.796%, 2/9/2022	1,338,883
	Micron Technologies, Inc., Term Loan
713,199	3.800%, 4/9/2023	718,398
	ON Semiconductor Corporation, Term Loan
568,768	3.476%, 3/31/2023	569,024
	Rackspace Hosting, Inc., Term Loan
1,925,000	0.000%, 11/3/2023[b,c]	1,923,191
	Western Digital Corporation, Term Loan
3,184,000	3.976%, 4/29/2023	3,194,762
	Xerox Business Services, LLC, Term Loan
1,785,514	5.226%, 12/7/2023	1,805,601

	Total	13,282,082

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,250,000	5.726%, 5/18/2023	3,237,813
	OSG Bulk Ships, Inc., Term Loan
3,154,328	5.430%, 8/5/2019	2,988,725
	XPO Logistics, Inc., Term Loan
1,705,000	3.405%, 10/30/2021	1,708,171

	Total	7,934,709

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,977,215	4.050%, 1/15/2024	2,970,248
	Intergen NV, Term Loan
1,136,904	5.800%, 6/13/2020	1,134,540
	Talen Energy Supply, LLC, Term Loan
1,051,602	5.226%, 7/6/2023	973,394
	Vistra Operations Company, LLC, Term Loan
1,990,000	4.467%, 12/14/2023	1,988,508

	Total	7,066,690

	Total Bank Loans (cost $167,075,242)	164,868,869

Shares	Common Stock (32.8%)
Consumer Discretionary (4.6%)
73,982	Amazon.com, Inc.[d]	71,614,576
170,200	American Axle & Manufacturing Holdings, Inc.[d]	2,655,120
10,244	American Public Education, Inc.[d]	242,271
170,971	Aramark	7,006,392
18,670	Armstrong Flooring, Inc.[d]	335,500
22,180	Ascent Capital Group, Inc.[d]	340,685
12,000	Bandai Namco Holdings, Inc.	410,008
74,040	Barnes & Noble Education, Inc.[d]	787,045
5,039	Bellway plc	195,539
16,918	Berkeley Group Holdings plc	711,398
31,490	Bloomin’ Brands, Inc.	668,533
68,280	BorgWarner, Inc.	2,892,341
27,600	Bridgestone Corporation	1,193,191
101,613	Bright Horizons Family Solutions, Inc.[d]	7,845,540
68,375	Brunswick Corporation	4,289,164
19,570	Buffalo Wild Wings, Inc.[d]	2,479,519
4,026	Bunzl plc	120,025
29,306	Burlington Stores, Inc.	2,695,859
77,970	Caleres, Inc.	2,166,007
82,827	Callaway Golf Company	1,058,529
9,936	Cedar Fair, LP	716,386
12,998	Century Casinos, Inc.[d]	95,795
13,660	Cheesecake Factory, Inc.	687,098
3,840	Children’s Place, Inc.	392,064
3,800	Chipotle Mexican Grill, Inc.[d]	1,581,180
1,426	Cie Generale des Etablissements Michelin	189,793
9,879	Citi Trends, Inc.	209,632
21,840	ClubCorp Holdings, Inc.	286,104
1,164,711	Comcast Corporation	45,330,552
96,778	Core-Mark Holding Company, Inc.	3,199,481
53,440	CSS Industries, Inc.	1,397,990
48,673	Culp, Inc.	1,581,872
110,538	Delphi Automotive plc	9,688,656

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Consumer Discretionary (4.6%) - continued
23,600	Denso Corporation	$1,001,540
14,032	Discovery Communications, Inc., Class Ad	362,447
158,121	Discovery Communications, Inc., Class Cd	3,986,230
72,590	DISH Network Corporation[d]	4,555,748
111,303	Dollar Tree, Inc.[d]	7,782,306
9,980	Domino’s Pizza, Inc.	2,111,069
40,620	DSW, Inc.	718,974
157,496	Duluth Holdings, Inc.[e]	2,868,002
32,671	Entravision Communications Corporation	215,629
31,428	Eutelsat Communications	801,884
27,727	Expedia, Inc.	4,129,937
313,385	Extended Stay America, Inc.	6,067,134
23,400	Five Below, Inc.[d]	1,155,258
38,200	FTD Companies, Inc.[d]	764,000
41,515	G-III Apparel Group, Ltd.[d]	1,035,799
186,788	Gray Television, Inc.[d]	2,558,996
74,150	Habit Restaurants, Inc.[d,e]	1,171,570
197,758	Harley-Davidson, Inc.	10,682,887
110,706	Harvey Norman Holdings, Ltd.[e]	325,086
16,900	Haseko Corporation	205,798
68,631	Haverty Furniture Companies, Inc.	1,722,638
195,070	Home Depot, Inc.	29,923,738
52,800	Honda Motor Company, Ltd.	1,446,619
51,870	Houghton Mifflin Harcourt Company[d]	638,001
4,010	Hyatt Hotels Corporation[d]	225,402
34,500	Inchcape plc	339,132
61,458	International Speedway Corporation	2,307,748
2,525	Ipsos SA	94,737
36,540	La-Z-Boy, Inc.	1,187,550
11,185	Libbey, Inc.	90,151
63,550	Liberty Interactive Corporation[d]	1,559,517
84,410	Liberty Media Corporation - Liberty SiriusXM[d]	3,519,897
20,171	Lithia Motors, Inc.	1,900,713
251,725	Lowe’s Companies, Inc.	19,516,239
30,091	Marks and Spencer Group plc	130,599
99,220	Modine Manufacturing Company[d]	1,642,091
54,510	Nautilus, Inc.[d]	1,043,866
155,930	Newell Brands, Inc.	8,360,967
63,880	News Corporation, Class A	875,156
20,860	News Corporation, Class B	295,169
2,664	Nexity SA	154,616
4,485	Next plc	225,255
9,100	Nikon Corporation	145,865
118,520	Norwegian Cruise Line Holdings, Ltd.[d]	6,434,451
101,427	Nutrisystem, Inc.	5,279,275
6,571	O’Reilly Automotive, Inc.[d]	1,437,340
44,921	Oxford Industries, Inc.	2,807,113
33,370	Papa John’s International, Inc.	2,394,631
213,240	Pinnacle Entertainment, Inc.[d]	4,213,622
35,630	Polaris Industries, Inc.[e]	3,286,155
8,140	Priceline Group, Inc.[d]	15,226,033
1,234	Publicis Groupe SA	91,974
1,234	Publicis Groupe SA Rights[d,f]	153
50,878	PVH Corporation	5,825,531
57,648	Ross Stores, Inc.	3,328,019
1,300	RTL Group SA	98,214
54,340	Ruth’s Hospitality Group, Inc.	1,181,895
154,604	Scripps Networks Interactive, Inc.	10,560,999
6,266	SES SA	146,793
14,820	Shoe Carnival, Inc.	309,442
22,540	Signet Jewelers, Ltd.[e]	1,425,430
28,200	Singapore Press Holdings, Ltd.	66,165
131,620	Six Flags Entertainment Corporation	7,845,868
3,880	Snap-On, Inc.	613,040
28,580	SSP Group plc	177,113
9,730	Stamps.com, Inc.[d]	1,506,934
6,700	Standard Motor Products, Inc.	349,874
176,040	Staples, Inc.	1,772,723
245,315	Starbucks Corporation	14,304,318
16,870	Steven Madden, Ltd.[d]	673,956
22,300	Subaru Corporation	756,150
23,800	Sumitomo Forestry Company, Ltd.	374,907
20,100	Sumitomo Rubber Industries, Ltd.	340,404
1,200	Swatch Group AG	87,663
66,864	Taylor Morrison Home Corporation[d]	1,605,405
18,948	Tenneco, Inc.	1,095,763
38,410	Thomson Reuters Corporation[e]	1,777,999
179,233	Time, Inc.	2,571,994
185,544	Toll Brothers, Inc.	7,330,843
181,842	Tower International, Inc.	4,082,353
4,900	Toyoda Gosei Company, Ltd.	117,411
108,977	Tuesday Morning Corporation[d,e]	207,056
43,764	Tupperware Brands Corporation	3,073,546
7,400	TV Asahi Holdings Corporation[e]	133,684
7,212	Ulta Beauty, Inc.[d]	2,072,296
11,879	Vail Resorts, Inc.	2,409,418
32,932	VF Corporation	1,896,883
2,920	Visteon Corporation[d]	298,015
136,116	Walt Disney Company	14,462,325
19,800	Whirlpool Corporation	3,794,076
87,230	Wingstop, Inc.[e]	2,695,407
18,112	Wolters Kluwer NV	766,012
8,270	Wyndham Worldwide Corporation	830,391
8,500	Yokohama Rubber Company, Ltd.	171,353
100,492	Zoe’s Kitchen, Inc.[d,e]	1,196,860

	Total	450,415,080

Consumer Staples (1.0%)
153,680	Altria Group, Inc.	11,444,550
13,200	Axfood AB	220,405
97,220	Blue Buffalo Pet Products, Inc.[d]	2,217,588
70,600	Coca-Cola Amatil, Ltd.	500,988
18,430	Coca-Cola HBC AG	542,011
104,980	Cott Corporation	1,515,911
150,100	CVS Health Corporation	12,077,046
341,102	Darling Ingredients, Inc.[d]	5,368,945
20,679	e.l.f. Beauty, Inc.[d,e]	562,676
4,502	Ebro Foods SA	102,839
10,897	Grieg Seafood ASA	75,895
85,320	Hain Celestial Group, Inc.[d]	3,312,122
2,569	Henkel AG & Company KGaA	311,195
31,363	Imperial Brands plc	1,409,371
32,470	Ingredion, Inc.	3,870,749
25,900	Inter Parfums, Inc.	949,235
1,900	Kesko Oyj	96,649
10,600	Kewpie Corporation	278,352
31,930	Kimberly-Clark Corporation	4,122,482
6,300	Kirin Holdings Company, Ltd.	128,511
15	Lindt & Spruengli AG	86,975
82,750	MGP Ingredients, Inc.[e]	4,234,318
83,030	Mondelez International, Inc.	3,586,066
100,410	Monster Beverage Corporation[d]	4,988,369
3,143	Nestle SA	274,125
52,570	PepsiCo, Inc.	6,071,309
174,790	Pinnacle Foods, Inc.	10,382,526
7,392	Revlon, Inc.[d]	175,190
2,615	SalMar ASA	64,819
13,748	Seneca Foods Corporation[d]	426,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Consumer Staples (1.0%) - continued
3,300	Seven & I Holdings Company, Ltd.	$136,173
171,080	SpartanNash Company	4,441,237
5,700	Suedzucker AG	119,001
142,700	SUPERVALU, Inc.[d]	469,483
22,650	Tate & Lyle plc	195,207
20,401	Unilever plc	1,104,064
103,150	US Foods Holding Corporation	2,807,743
97,551	Wal-Mart Stores, Inc.	7,382,660

	Total	96,053,660

Energy (1.3%)
76,300	Anadarko Petroleum Corporation	3,459,442
10,640	Arch Coal, Inc.[e]	726,712
264,372	Archrock, Inc.	3,013,841
144,646	Bill Barrett Corporation[d]	444,063
511,759	BP plc	2,953,977
72,185	California Resources Corporation[d,e]	617,182
118,903	Callon Petroleum Company[d]	1,261,561
27,014	CARBO Ceramics, Inc.[d,e]	185,046
152,820	Chevron Corporation	15,943,711
14,230	Cimarex Energy Company	1,337,762
54,992	Concho Resources, Inc.[d]	6,683,178
48,320	Contango Oil & Gas Company[d]	320,845
43,450	Continental Resources, Inc.[d]	1,404,738
34,039	Contura Energy, Inc.[e]	2,229,554
11,540	Crescent Point Energy Corporation	88,276
16,056	Delek US Holdings, Inc.	424,521
139,630	Devon Energy Corporation	4,463,971
67,530	Ensco plc	348,455
69,281	EQT Corporation	4,059,174
43,970	Era Group, Inc.[d]	415,956
35,050	Exterran Corporation[d]	935,835
114,120	Exxon Mobil Corporation	9,212,908
157,757	Fairmount Santrol Holdings, Inc.[d,e]	615,252
244,770	Halliburton Company	10,454,127
31,797	HollyFrontier Corporation	873,464
33,498	John Wood Group plc	279,884
704,671	Marathon Oil Corporation	8,350,351
21,591	Matrix Service Company[d]	201,876
59,019	Newpark Resources, Inc.[d]	433,790
49,770	Noble Corporation	180,167
133,441	Oil States International, Inc.[d]	3,622,923
19,367	OMV AG	1,005,975
76,910	Overseas Shipholding Group, Inc.[d]	204,581
53,690	Par Pacific Holdings, Inc.[d,e]	968,568
132,418	Parsley Energy, Inc.[d]	3,674,599
214,615	Patterson-UTI Energy, Inc.	4,333,077
63,242	Petrofac, Ltd.	363,642
333,732	Pioneer Energy Services Corporation[d]	684,151
47,580	Pioneer Natural Resources Company	7,592,816
7,029	Range Resources Corporation	162,862
279,760	Rowan Companies plc[d]	2,864,742
17,390	Royal Dutch Shell plc	462,400
6,166	Royal Dutch Shell plc, Class A	163,823
39,808	Royal Dutch Shell plc, Class B	1,068,707
34,130	RPC, Inc.[e]	689,767
123,226	Smart Sand, Inc.[d,e]	1,097,944
11,104	Statoil ASA	184,128
376,582	Teekay Tankers, Ltd.	707,974
118,696	Tesco Corporation[d]	528,197
31,676	TETRA Technologies, Inc.[d]	88,376
7,287	TGS Nopec Geophysical Company ASA	149,510
17,755	Total SA	881,485
41,284	U.S. Silica Holdings, Inc.[e]	1,465,169
1,352,960	Weatherford International plc[d]	5,235,955
51,691	Westmoreland Coal Company[d]	251,735
312,310	Whiting Petroleum Corporation[d]	1,720,828
322,795	WPX Energy, Inc.[d]	3,118,200

	Total	125,211,753

Financials (6.1%)
16,190	ABN AMRO Group NVg	428,904
51,971	Affiliated Managers Group, Inc.	8,619,910
88,420	AG Mortgage Investment Trust, Inc.	1,618,086
111,827	AGNC Investment Corporation	2,380,797
20,490	Allied World Assurance Company Holdings AG	1,083,921
142,900	Ally Financial, Inc.	2,986,610
73,430	American International Group, Inc.	4,590,844
63,221	Ameris Bancorp	3,047,252
26,167	Aon plc	3,478,903
8,909	Argo Group International Holdings, Ltd.	539,885
72,750	Aspen Insurance Holdings, Ltd.	3,626,587
195,700	Assured Guaranty, Ltd.	8,168,518
70,401	Astoria Financial Corporation	1,418,580
12,012	ASX, Ltd.	494,906
38,910	Australia & New Zealand Banking Group, Ltd.	858,807
91,390	BancorpSouth, Inc.	2,787,395
110,020	Bank Mutual Corporation	1,006,683
2,033,937	Bank of America Corporation	49,343,312
159,129	Bank of New York Mellon Corporation	8,118,762
21,756	Bank of Nova Scotia	1,308,749
47,585	Bank of the Ozarks, Inc.	2,230,309
49,060	BankFinancial Corporation	731,975
40,324	Bankia, SA	195,038
94,190	Beneficial Bancorp, Inc.	1,412,850
71,210	Berkshire Hathaway, Inc.[d]	12,060,838
178,330	Blackstone Group, LP	5,947,305
31,780	Blue Hills Bancorp, Inc.	568,862
228,350	Boston Private Financial Holdings, Inc.	3,505,172
103,730	Brookline Bancorp, Inc.	1,514,458
4,302	Canadian Imperial Bank of Commerce	349,620
57,780	Capital One Financial Corporation	4,773,784
165,860	Capstead Mortgage Corporation	1,729,920
4,916	Carolina Financial Corporation	158,885
81,160	Cathay General Bancorp	3,080,022
121,891	Central Pacific Financial Corporation	3,835,910
32,573	Chemical Financial Corporation	1,576,859
15,000	Chiba Bank, Ltd.	109,161
41,310	Chubb, Ltd.	6,005,648
9,404	CI Financial Corporation[e]	200,437
496,360	Citigroup, Inc.	33,196,557
31,717	Citizens Financial Group, Inc.	1,131,663
17,860	Clifton Bancorp, Inc.	295,226
7,872	CNA Financial Corporation	383,760
395,000	CNO Financial Group, Inc.	8,247,600
35,808	CNP Assurances	803,756
215,315	CoBiz Financial, Inc.	3,746,481
2,836	Columbia Banking System, Inc.	113,015
148,550	Comerica, Inc.	10,879,802
2,022	Community Trust Bancorp, Inc.	88,462
7,800	Customers Bancorp, Inc.[d]	220,584
12,238	Danske Bank AS	470,834
6,700	DBS Group Holdings, Ltd.	100,840
102,521	Direct Line Insurance Group plc	474,728
23,818	Dynex Capital, Inc.	169,108
352,596	E*TRADE Financial Corporation[d]	13,409,226
18,265	Eagle Bancorp, Inc.[d]	1,156,174
165,903	East West Bancorp, Inc.	9,718,598

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Financials (6.1%) - continued
9,639	Ellington Residential Mortgage REIT	$141,308
96,853	Employers Holdings, Inc.	4,096,882
45,570	Enova International, Inc.[d]	676,714
109,715	Enterprise Financial Services Corporation	4,476,372
11,000	Erste Group Bank AG	421,353
44,450	Essent Group, Ltd.[d]	1,650,873
1,405	FBL Financial Group, Inc.	86,407
6,302	Fidelity Southern Corporation	144,064
395,001	Fifth Third Bancorp	10,254,226
31,185	Financial Institutions, Inc.	929,313
866,685	First BanCorp[d]	5,018,106
198,980	First Commonwealth Financial Corporation	2,523,066
6,235	First Connecticut Bancorp, Inc.	159,928
11,642	First Defiance Financial Corporation	613,301
50,110	First Financial Bancorp	1,388,047
26,602	First Financial Corporation	1,258,275
28,540	First Merchants Corporation	1,145,596
128,766	First Midwest Bancorp, Inc.	3,001,535
12,526	First of Long Island Corporation	358,244
135,165	First Republic Bank	13,530,016
125,536	FlexiGroup, Ltd.	175,974
51,670	FNF Group	2,316,366
4,339	Franklin Financial Network, Inc.[d]	178,984
162,000	Fukuoka Financial Group, Inc.	772,936
130,940	GAIN Capital Holdings, Inc.	815,756
7,871	Genworth MI Canada, Inc.[e]	216,562
129,905	Goldman Sachs Group, Inc.	28,825,919
44,547	Great Southern Bancorp, Inc.	2,383,264
111,578	Green Bancorp, Inc.[d]	2,164,613
50,461	Hamilton Lane, Inc.	1,109,637
134,505	Hanmi Financial Corporation	3,826,667
40,640	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	929,437
7,506	Hannover Rueckversicherung SE	901,574
77,152	Hanover Insurance Group, Inc.	6,837,982
97,544	Hartford Financial Services Group, Inc.	5,127,888
91,010	Heritage Commerce Corporation	1,254,118
38,497	Heritage Financial Corporation	1,020,170
4,900	Hokuhoku Financial Group, Inc.	78,379
36,330	Hometrust Bancshares, Inc.[d]	886,452
179,745	Hope Bancorp, Inc.	3,352,244
41,037	Horace Mann Educators Corporation	1,551,199
61,840	Horizon Bancorp	1,629,484
59,635	Houlihan Lokey, Inc.	2,081,261
212,452	HSBC Holdings plc	1,971,982
519,100	Huntington Bancshares, Inc.	7,018,232
16,812	IBERIABANK Corporation	1,370,178
44,400	Independent Bank Corporation	965,700
15,273	Infinity Property & Casualty Corporation	1,435,662
13,260	ING Groep NV	228,905
4,682	Intact Financial Corporation	353,677
51,030	Interactive Brokers Group, Inc.	1,909,543
213,555	Intercontinental Exchange, Inc.	14,077,546
72,640	Invesco Mortgage Capital. Inc.	1,213,814
200,790	Invesco, Ltd.	7,065,800
103,910	Investors Bancorp, Inc.	1,388,238
11,379	Janus Henderson Group plc[d,e]	376,759
392,980	KeyCorp	7,364,445
30,556	Kinsale Capital Group, Inc.	1,140,044
25,300	Lazard, Ltd.	1,172,149
126,890	Loews Corporation	5,939,721
19,410	M&T Bank Corporation	3,143,449
4,961	Macquarie Group, Ltd.	337,366
275,900	Maiden Holdings, Ltd.	3,062,490
6,753	MainSource Financial Group, Inc.	226,293
208,587	Mapfre SAe	730,100
7,980	MarketAxess Holdings, Inc.	1,604,778
35,250	Meta Financial Group, Inc.	3,137,250
222,070	MetLife, Inc.	12,200,526
128,830	MGIC Investment Corporation[d]	1,442,896
90,930	MidWestOne Financial Group, Inc.	3,081,618
24,700	Mitsubishi UFJ Financial Group, Inc.	166,603
294,000	Mizuho Financial Group, Inc.	539,041
4,200	MS and AD Insurance Group Holdings, Inc.	141,661
67,130	MTGE Investment Corporation	1,262,044
862	Muenchener Rueckversicherungs-Gesellschaft AG	174,429
70,200	National Bank Holdings Corporation	2,324,322
14,078	National Bank of Canada	591,975
5,762	National General Holdings Corporation	121,578
21,880	Navigators Group, Inc.	1,201,212
93,210	New Residential Investment Corporation	1,450,348
32,470	Nordea Bank AB	413,552
18,734	OFG Bancorp	187,340
10,924	Old Second Bancorp, Inc.	126,172
320,798	OM Asset Management plc	4,767,058
33,853	PacWest Bancorp	1,580,935
4,541	Pargesa Holding SA	346,003
12,070	Peoples Bancorp, Inc.	387,809
42,848	Poste Italiane SPA[g]	293,809
13,963	Power Corporation of Canada	318,496
12,298	Preferred Apartment Communities, Inc.	193,693
13,440	Preferred Bank	718,637
20,390	Primerica, Inc.	1,544,542
128,261	Progressive Corporation	5,655,027
70,890	Provident Financial Services, Inc.	1,799,188
16,829	QCR Holdings, Inc.	797,695
75,470	Raymond James Financial, Inc.	6,054,203
22,736	Renasant Corporation	994,473
50,600	Resona Holdings, Inc.	279,505
6,247	Safety Insurance Group, Inc.	426,670
108,333	Sandy Spring Bancorp, Inc.	4,404,820
30,790	Santander Consumer USA Holdings Inc.[d]	392,880
106,130	Seacoast Banking Corporation of Florida[d]	2,557,733
13,370	Selective Insurance Group, Inc.	669,168
53,800	Senshu Ikeda Holdings, Inc.	227,596
493,660	SLM Corporation[d]	5,677,090
8,696	Societe Generale	468,939
27,411	State Auto Financial Corporation	705,285
8,090	State Bank Financial Corporation	219,401
101,744	State National Companies, Inc.	1,870,055
76,140	State Street Corporation	6,832,042
10,740	Stewart Information Services Corporation	487,381
93,666	Stifel Financial Corporation[d]	4,306,763
35,700	Sumitomo Mitsui Trust Holdings, Inc.	1,282,319
54,105	SVB Financial Group	9,511,118
12,093	Swiss Re AG	1,108,236
296,490	Synchrony Financial	8,841,332
234,584	Synovus Financial Corporation	10,377,996
92,602	TCF Financial Corporation	1,476,076
105,434	TD Ameritrade Holding Corporation	4,532,608

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Financials (6.1%) - continued
18,780	Territorial Bancorp, Inc.	$585,748
2,844	TMX Group, Ltd.	154,744
48,891	TriCo Bancshares	1,718,519
61,333	TriState Capital Holdings, Inc.[d]	1,545,592
36,510	Triumph Bancorp, Inc.[d]	896,320
215,620	TrustCo Bank Corporation	1,671,055
39,180	Umpqua Holdings Corporation	719,345
56,671	Union Bankshares Corporation	1,921,147
49,780	United Community Banks, Inc.	1,383,884
134,274	United Financial Bancorp, Inc.	2,241,033
8,260	United Fire Group, Inc.	363,936
11,680	Unum Group	544,638
42,550	Voya Financial, Inc.	1,569,669
20,860	Washington Trust Bancorp, Inc.	1,075,333
201,163	Western Alliance Bancorp[d]	9,897,220
168,082	Western Asset Mortgage Capital Corporation	1,731,245
2,272	Westwood Holdings Group, Inc.	128,800
74,133	WSFS Financial Corporation	3,361,932
310,190	Zions Bancorporation	13,620,443
718	Zurich Insurance Group AG	209,548

	Total	590,917,540

Health Care (4.1%)
69,280	Abbott Laboratories	3,367,701
21,346	ABIOMED, Inc.[d]	3,058,882
62,512	Acadia Healthcare Company, Inc.[d,e]	3,086,843
26,324	Aerie Pharmaceuticals, Inc.[d]	1,383,326
30,870	Aetna, Inc.	4,686,992
48,960	Akorn, Inc.[d]	1,642,118
119,593	Alexion Pharmaceuticals, Inc.[d]	14,550,880
15,130	Align Technology, Inc.[d]	2,271,316
24,327	Amgen, Inc.	4,189,839
5,508	Ansell, Ltd.	100,445
122,960	Asterias Biotherapeutics, Inc.[d,e]	436,508
3,751	Atrion Corporation	2,413,018
22,200	Biogen, Inc.[d]	6,024,192
55,956	BioMarin Pharmaceutical, Inc.[d]	5,081,924
19,439	CAE, Inc.	335,176
41,951	Cardiovascular Systems, Inc.[d]	1,352,081
148,290	Catalent, Inc.[d]	5,204,979
202,204	Celgene Corporation[d]	26,260,233
33,950	Charles River Laboratories International, Inc.[d]	3,434,042
13,490	Chemed Corporation	2,759,110
27,497	ChemoCentryx, Inc.[d]	257,372
51,505	CIGNA Corporation	8,621,422
15,680	Coherus Biosciences, Inc.[d]	225,008
19,240	CONMED Corporation	980,086
3,380	Cooper Companies, Inc.	809,240
14,370	Dentsply Sirona, Inc.	931,751
49,840	Dexcom, Inc.[d,e]	3,645,796
53,530	Eagle Pharmaceuticals, Inc.[d]	4,222,982
31,395	Edwards Lifesciences Corporation[d]	3,712,145
67,820	Evolent Health, Inc.[d,e]	1,719,237
103,950	Express Scripts Holding Company[d]	6,636,168
144,470	GenMark Diagnostics, Inc.[d]	1,709,080
3,522	GlaxoSmithKline plc	74,974
120,200	GlaxoSmithKline plc ADR	5,183,024
6,659	HealthEquity, Inc.[d]	331,818
7,505	Heska Corporation[d]	766,035
510,180	Hologic, Inc.[d]	23,151,968
21,760	INC Research Holdings, Inc.[d]	1,272,960
41,993	Inogen, Inc.[d]	4,006,972
64,469	Intersect ENT, Inc.[d]	1,801,909
13,540	Intra-Cellular Therapies, Inc.[d]	168,167
46,766	Ironwood Pharmaceuticals, Inc.[d]	882,942
103,860	Johnson & Johnson	13,739,639
652	Le Noble Age SA	44,621
980	Lonza Group AG	212,284
73,301	Magellan Health Services, Inc.[d]	5,343,643
352,192	Medtronic plc	31,257,040
252,150	Merck & Company, Inc.	16,160,293
5,700	Merck KGaA	689,694
10,903	Mettler-Toledo International, Inc.[d]	6,416,852
89,022	Mylan NVd	3,455,834
170,645	Myriad Genetics, Inc.[d,e]	4,409,467
31,788	National Healthcare Corporation	2,229,610
36,526	Neurocrine Biosciences, Inc.[d]	1,680,196
57,635	Nevro Corporation[d,e]	4,289,773
38,707	Novartis AG	3,233,064
22,708	Novo Nordisk AS	975,701
89,772	NuVasive, Inc.[d]	6,905,262
49,390	Omnicell, Inc.[d]	2,128,709
28,170	PerkinElmer, Inc.	1,919,504
38,568	Perrigo Company plc	2,912,655
548,110	Pfizer, Inc.	18,411,015
21,522	PharMerica Corporation[d]	564,953
11,690	Prothena Corporation plc[d]	632,663
393	Roche Holding AG-Genusschein	100,417
29,204	Teleflex, Inc.	6,067,423
47,148	Thermo Fisher Scientific, Inc.	8,225,912
48,652	Triple-S Management Corporation[d]	822,705
244,786	UnitedHealth Group, Inc.	45,388,220
29,230	Universal Health Services, Inc.	3,568,398
47,660	Veeva Systems, Inc.[d]	2,922,035
29,011	Vertex Pharmaceuticals, Inc.[d]	3,738,648
15,860	Waters Corporation[d]	2,915,702
10,140	West Pharmaceutical Services, Inc.	958,433
108,690	Wright Medical Group NVd	2,987,888
71,170	Zimmer Biomet Holdings, Inc.	9,138,228
275,700	Zoetis, Inc.	17,198,166

	Total	394,395,308

Industrials (4.4%)
160	A P Moller - Maersk AS, Class A	305,295
271	A P Moller - Maersk AS, Class B	545,662
26,950	ABM Industries, Inc.	1,118,964
35,212	Acco Brands Corporation[d]	410,220
16,077	Adecco SA	1,224,781
199,730	Advanced Disposal Services, Inc.[d]	4,539,863
51,234	AECOM[d]	1,656,395
138,127	Aegion Corporation[d]	3,022,219
73,905	AGCO Corporation	4,980,458
1,800	Aica Kogyo Company, Ltd.	54,964
16,256	Albany International Corporation	868,070
170,569	Allison Transmission Holdings, Inc.	6,398,043
73,667	AMETEK, Inc.	4,462,010
8,600	Asahi Glass Company, Ltd.	363,202
27,622	Astec Industries, Inc.	1,533,297
105,364	AZZ, Inc.	5,879,311
198,751	Babcock & Wilcox Enterprises, Inc.[d]	2,337,312
56,070	Barnes Group, Inc.	3,281,777
32,370	Boeing Company	6,401,167
43,450	Brink’s Company	2,911,150
59,120	BWX Technologies, Inc.	2,882,100
70,071	CBIZ, Inc.[d]	1,051,065
37,733	CIRCOR International, Inc.	2,240,586
28,820	Colfax Corporation[d]	1,134,643
117,321	Comfort Systems USA, Inc.	4,352,609
60,500	ComfortDelGro Corporation, Ltd	101,053
164,269	Costamare, Inc.	1,200,806
10,800	Crane Company	857,304
5,006	CSW Industrials, Inc.[d]	193,482

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Industrials (4.4%) - continued
473,265	CSX Corporation	$25,821,338
107,310	Cummins, Inc.	17,407,828
17,850	Curtiss-Wright Corporation	1,638,273
13,000	Dai Nippon Printing Company, Ltd.	144,819
90,600	Delta Air Lines, Inc.	4,868,844
7,233	Deutsche Lufthansa AG	164,837
65,000	Dover Corporation	5,214,300
145,670	Eaton Corporation plc	11,337,496
20,840	EMCOR Group, Inc.	1,362,519
37,450	Encore Wire Corporation	1,599,115
32,130	EnerSys	2,327,819
22,290	Equifax, Inc.	3,063,092
23,770	ESCO Technologies, Inc.	1,417,881
81,584	Federal Signal Corporation	1,416,298
18,566	Finning International, Inc.	363,933
20,390	Fluor Corporation	933,454
65,209	Fortune Brands Home and Security, Inc.	4,254,235
33,075	Franklin Electric Company, Inc.	1,369,305
6,400	Fuji Machine Manufacturing Company, Ltd.	92,573
362,680	General Electric Company	9,795,987
22,920	Genesee & Wyoming, Inc.[d]	1,567,499
72,668	Gibraltar Industries, Inc.[d]	2,590,614
62,277	Granite Construction, Inc.	3,004,242
56,977	GWA Group, Ltd.	137,872
186,660	Harsco Corporation[d]	3,005,226
28,622	Healthcare Services Group, Inc.	1,340,368
34,167	Heico Corporation	2,454,557
12,820	Heidrick & Struggles International, Inc.	278,835
9,680	Herman Miller, Inc.	294,272
4,500	Hitachi Transport System, Ltd.	106,114
463	Hochtief AG	84,997
124,623	Honeywell International, Inc.	16,611,000
11,530	Hubbell, Inc.	1,304,850
27,480	Huntington Ingalls Industries, Inc.	5,115,677
30,492	ICF International, Inc.[d]	1,436,173
7,200	Inaba Denki Sangyo Company, Ltd.	273,825
67,220	Ingersoll-Rand plc	6,143,236
294,029	Interface, Inc.	5,777,670
24,040	International Seaways, Inc.[d]	520,947
97,000	ITOCHU Corporation	1,444,226
38,937	ITT Corporation	1,564,489
3,865	Jardine Matheson Holdings, Ltd.	248,133
25,084	JB Hunt Transport Services, Inc.	2,292,176
30,180	KAR Auction Services, Inc.	1,266,655
20	KBR, Inc.	304
7,680	Kelly Services, Inc.	172,416
82,083	Kforce, Inc.	1,608,827
77,360	Kirby Corporation[d]	5,171,516
26,900	KITZ Corporation	251,425
22,815	KONE Oyj	1,160,718
5,786	Koninklijke Boskalis Westminster NV	187,906
16,600	Lincoln Electric Holdings, Inc.	1,528,694
13,790	Lindsay Corporation[e]	1,230,758
3,110	Loomis AB	111,484
15,800	Marubeni Corporation	102,363
85,680	Masco Corporation	3,273,833
31,750	Masonite International Corporation[d]	2,397,125
3,714	McGrath Rentcorp	128,616
40,258	Meggitt plc	250,155
45,030	Meritor, Inc.[d]	747,948
19,648	Middleby Corporation[d]	2,387,428
4,060	Milacron Holdings Corporation[d]	71,415
14,100	MIRAIT Holdings Corporation	158,594
41,000	Mitsubishi Heavy Industries, Ltd.	168,803
12,000	Mitsuboshi Belting, Ltd.	133,234
13,967	Monadelphous Group, Ltd.	150,093
30,530	Moog, Inc.[d]	2,189,612
161,210	MRC Global, Inc.[d]	2,663,189
6,010	Mueller Industries, Inc.	183,005
72,975	MYR Group, Inc.[d]	2,263,685
22,176	National Express Group plc	105,907
113,869	Navigant Consulting, Inc.[d]	2,250,051
121,852	NCI Building Systems, Inc.[d]	2,034,928
83,070	Neff Corporation[d]	1,578,330
15,000	Nippon Express Company, Ltd.	94,128
18,900	Nitto Kogyo Corporation	299,023
53,210	Norfolk Southern Corporation	6,475,657
6,686	Northgate plc	38,586
28,850	Old Dominion Freight Line, Inc.	2,747,674
50,488	On Assignment, Inc.[d]	2,733,925
48,150	Orbital ATK, Inc.	4,736,034
24,210	Orion Group Holdings, Inc.[d]	180,849
118,138	Oshkosh Corporation	8,137,345
18,630	Parker Hannifin Corporation	2,977,447
95,526	PGT Innovations, Inc.[d]	1,222,733
6,421	Philips Lighting NVg	237,175
9,725	Ply Gem Holdings, Inc.[d]	174,564
22,464	Proto Labs, Inc.[d]	1,510,704
25,130	Quanex Building Products Corporation	531,500
25,082	Radiant Logistics, Inc.[d]	134,941
37,312	Raven Industries, Inc.	1,242,490
48,750	Raytheon Company	7,872,150
5,150	Regal-Beloit Corporation	419,983
9,125	RELX NV	188,129
67,260	Rockwell Collins, Inc.	7,067,681
23,656	Rolls-Royce Holdings plc	274,378
1,679,576	Rolls-Royce Holdings plc Rights[d,f]	2,188
31,336	Roper Industries, Inc.	7,255,224
15,000	Ryobi, Ltd.	61,190
102,318	Saia, Inc.[d]	5,248,913
9,600	Sanwa Holdings Corporation	101,385
1,515	Schindler Holding AG, Participation Certificate	321,200
1,180	SFS Group AGd	133,887
9,446	Siemens AG	1,299,337
5,317	Skanska AB	126,257
48,139	SKF AB	977,529
15,700	Smiths Group plc	326,435
119,900	Sojitz Corporation	295,155
495,870	Southwest Airlines Company	30,813,362
36,160	SP Plus Corporation[d]	1,104,688
5,230	Sparton Corporation[d]	115,008
2,898	Spirax-Sarco Engineering plc	202,116
24,750	SPX Corporation[d]	622,710
77,190	SPX FLOW, Inc.[d]	2,846,767
7,930	Stanley Black & Decker, Inc.	1,115,989
2,165	Sulzer, Ltd.	245,422
75,344	Team, Inc.[d]	1,766,817
15,400	Teijin, Ltd.	297,175
10,698	Tennant Company	789,512
38,430	Terex Corporation	1,441,125
7,300	Toppan Forms Company, Ltd.	75,562
124,150	TPI Composites, Inc.[d]	2,294,292
120,544	TransUnion[d]	5,220,761
112,531	TriMas Corporation[d]	2,346,271
12,340	Triton International, Ltd.	412,650
43,060	TrueBlue, Inc.[d]	1,141,090
114,510	United Continental Holdings, Inc.[d]	8,616,878

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Industrials (4.4%) - continued
83,970	United Parcel Service, Inc.	$9,286,242
46,024	United Rentals, Inc.[d]	5,187,365
30,750	United Technologies Corporation	3,754,883
58,530	Univar, Inc.[d]	1,709,076
31,625	Universal Forest Products, Inc.	2,761,179
58,983	Universal Truckload Services, Inc.	884,745
1,888	Valmont Industries, Inc.	282,445
6,642	Vectrus, Inc.[d]	214,669
12,961	Vinci SA	1,105,595
50,450	WABCO Holdings, Inc.[d]	6,432,880
51,624	WageWorks, Inc.[d]	3,469,133
130,777	Waste Connections, Inc.	8,424,654
8,085	Watsco, Inc.	1,246,707
47,900	Willdan Group, Inc.[d,e]	1,463,345
4,872	Wolseley plc	299,034
4,109	WSP Global, Inc.[e]	170,501
35,713	Xylem, Inc.	1,979,572
15,569	YIT Oyj	130,222
3,500	Yuasa Trading Company, Ltd.	106,448

	Total	430,250,455

Information Technology (8.3%)
40,180	2U, Inc.[d,e]	1,885,246
123,690	Advanced Micro Devices, Inc.[d,e]	1,543,651
132,770	Agilent Technologies, Inc.	7,874,589
197,970	Akamai Technologies, Inc.[d]	9,860,886
117,900	Alliance Data Systems Corporation	30,263,751
43,134	Alphabet, Inc., Class Ad	40,100,817
33,999	Alphabet, Inc., Class Cd	30,895,911
594	Alten SA	48,992
26,122	Ambarella, Inc.[d,e]	1,268,223
87,117	Amphenol Corporation	6,430,977
20,885	Analog Devices, Inc.	1,624,853
344,419	Apple, Inc.	49,603,224
184,261	Applied Materials, Inc.	7,611,822
35,340	Apptio, Inc.[d]	613,149
70,066	Arista Networks, Inc.[d]	10,495,186
172,874	Arrow Electronics, Inc.[d]	13,556,779
19,346	Aspen Technology, Inc.[d]	1,069,060
14,820	Atkore International Group, Inc.[d]	334,191
9,749	Autobytel, Inc.[d]	122,935
6,200	Azbil Corporation	236,032
341,087	Bankrate, Inc.[d]	4,382,968
29,220	Belden, Inc.	2,204,065
1,264	BKW FMB Energie	74,301
135,080	Booz Allen Hamilton Holding Corporation	4,395,503
125,214	Brooks Automation, Inc.	2,715,892
17,140	CA, Inc.	590,816
9,700	Canon, Inc.	329,949
14,969	Cap Gemini SA	1,546,339
5,500	Capital Power Corporation	103,146
37,748	Cavium, Inc.[d]	2,345,283
31,430	CDW Corporation	1,965,318
307,967	Ciena Corporation[d]	7,705,334
964,540	Cisco Systems, Inc.	30,190,102
14,219	Cognex Corporation	1,207,193
279,607	Cognizant Technology Solutions Corporation	18,565,905
7,010	CommerceHub, Inc.[d]	122,254
12,050	CommScope Holding Company, Inc.[d]	458,262
64,850	CommVault Systems, Inc.[d]	3,660,783
53,297	Comtech Telecommunications Corporation	1,011,044
35,042	Conduent Incorporated[d]	558,570
53,950	CoreLogic, Inc.[d]	2,340,351
47,105	Criteo SA ADR[d,e]	2,310,500
120,220	Dolby Laboratories, Inc.	5,885,971
188,067	DST Systems, Inc.	11,603,734
87,286	eBay, Inc.[d]	3,048,027
21,260	Entegris, Inc.[d]	466,657
46,320	Envestnet, Inc.[d]	1,834,272
300,514	EVERTEC, Inc.	5,198,892
12,370	ExlService Holdings, Inc.[d]	687,525
135,910	Extreme Networks, Inc.[d]	1,253,090
5,060	Fabrinet[d]	215,860
349,110	Facebook, Inc.[d]	52,708,628
70,340	Fidelity National Information Services, Inc.	6,007,036
69,600	Finisar Corporation[d]	1,808,208
46,890	Fiserv, Inc.[d]	5,736,523
435,550	FLIR Systems, Inc.	15,096,163
2,908	Forrester Research, Inc.	113,848
124,859	Fortinet, Inc.[d]	4,674,721
21,400	FUJIFILM Holdings NPV	771,630
27,450	Global Payments, Inc.	2,479,284
12,472	Guidance Software, Inc.[d]	82,440
89,308	Guidewire Software, Inc.[d]	6,136,353
108,690	HP, Inc.	1,899,901
19,271	IAC/InterActiveCorporation[d]	1,989,538
31,970	II-VI, Inc.[d]	1,096,571
142,779	Insight Enterprises, Inc.[d]	5,709,732
8,700	Integrated Device Technology, Inc.[d]	224,373
246,180	Intel Corporation	8,306,113
7,035	Intevac, Inc.[d]	78,089
27,223	IXYS Corporation[d]	447,818
126,450	Keysight Technologies, Inc.[d]	4,922,699
37,800	Konica Minolta Holdings, Inc.	315,360
50,250	Lam Research Corporation	7,106,858
118,800	Liberty Tripadvisor Holdings, Inc.[d]	1,378,080
8,023	Littelfuse, Inc.	1,323,795
36,190	M/A-COM Technology Solutions Holdings, Inc.[d]	2,018,316
12,188	Manhattan Associates, Inc.[d]	585,755
40,110	ManTech International Corporation	1,659,752
330,891	MasterCard, Inc.	40,186,712
23,660	Maxim Integrated Products, Inc.	1,062,334
60,737	Methode Electronics, Inc.	2,502,364
26,080	Microsemi Corporation[d]	1,220,544
735,680	Microsoft Corporation	50,710,422
16,873	Mitek Systems, Inc.[d]	141,733
18,410	Mobileye NVd	1,156,148
45,986	Monolithic Power Systems, Inc.	4,433,050
67,370	National Instruments Corporation	2,709,621
4,301	NCI, Inc.[d]	90,751
9,800	NEC Networks & System Integration Corporation	213,275
96,670	New Relic, Inc.[d]	4,157,777
34,486	Nice, Ltd. ADR	2,714,738
58,740	NRG Yield, Inc., Class A	1,002,104
55,868	NVIDIA Corporation	8,076,278
37,205	NXP Semiconductors NVd	4,072,087
105,970	ON Semiconductor Corporation[d]	1,487,819
462,796	Oracle Corporation	23,204,591
25,440	Paylocity Holding Corporation[d]	1,149,379
524,533	PayPal Holdings, Inc.[d]	28,151,686
41,898	Pegasystems, Inc.	2,444,748
81,347	Progress Software Corporation	2,512,809
74,209	Proofpoint, Inc.[d]	6,443,568
74,931	Q2 Holdings, Inc.[d]	2,768,700
110,114	Red Hat, Inc.[d]	10,543,416
75,886	Rudolph Technologies, Inc.[d]	1,733,995
3,600	Ryosan Company, Ltd.	131,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Information Technology (8.3%) - continued
385,170	Salesforce.com, Inc.[d]	$33,355,722
13,110	ScanSource, Inc.[d]	528,333
5,360	Seagate Technology plc	207,700
272,721	Sequans Communications SA ADR[d]	902,707
65,565	ServiceNow, Inc.[d]	6,949,890
85,100	ShoreTel, Inc.[d]	493,580
3,360	Silicon Laboratories, Inc.[d]	229,656
2,860	SMA Solar Technology AGe	85,955
2,932	Software AG	128,598
18,905	Sonus Networks, Inc.[d]	140,653
49,000	SS&C Technologies Holdings, Inc.	1,882,090
61,328	Synopsys, Inc.[d]	4,472,651
21,945	Telefonaktiebolaget LM Ericsson	157,787
215,877	Teradyne, Inc.	6,482,786
115,590	Texas Instruments, Inc.	8,892,339
4,366	TiVo Corp	81,426
1,500	Tokyo Electron, Ltd.	202,790
87,151	Total System Services, Inc.	5,076,546
324,854	Travelport Worldwide, Ltd.	4,469,991
27,560	Trimble, Inc.[d]	983,065
235,450	Twitter, Inc.[d]	4,207,492
26,576	Tyler Technologies, Inc.[d]	4,668,606
13,222	Ultimate Software Group, Inc.[d]	2,777,413
13,533	VASCO Data Security International, Inc.[d]	194,199
17,434	Verint Systems, Inc.[d]	709,564
131,816	Virtusa Corporation[d]	3,875,390
418,790	Visa, Inc.	39,274,126
9,050	Western Digital Corporation	801,830
27,945	Xerox Corporation	802,860
62,060	Xilinx, Inc.	3,991,699
8,670	XO Group, Inc.[d]	152,765
187,573	Zix Corporation[d]	1,067,290

	Total	812,365,562

Materials (1.2%)
5,100	Adeka Corporation	77,918
41,654	American Vanguard Corporation	718,532
7,157	APERAM	332,341
241,006	Axalta Coating Systems, Ltd.[d]	7,721,832
18,124	Balchem Corporation	1,408,416
89,185	BHP Billiton, Ltd.	1,589,622
13,680	BillerudKorsnas AB	216,200
57,423	BlueScope Steel, Ltd.	581,352
136,753	Boise Cascade Company[d]	4,157,291
29,117	Celanese Corporation	2,764,368
137,000	CF Industries Holdings, Inc.	3,830,520
131,475	Continental Building Products, Inc.[d]	3,063,368
86,200	Crown Holdings, Inc.[d]	5,142,692
41,700	Daicel Corporation	521,199
45,000	DOWA Holdings Company, Ltd.	341,325
103,394	Eastman Chemical Company	8,684,062
42,410	Ecolab, Inc.	5,629,927
26,017	Evonik Industries AG	832,696
152,982	Ferro Corporation[d]	2,798,041
57,447	Ferroglobe plc	686,492
90,800	Ferroglobe Representation & Warranty Insurance Trust[f]	9
77,426	FMC Corporation	5,655,969
18,628	Granges AB	171,383
73,089	Graphic Packaging Holding Company	1,007,166
6,860	Innophos Holdings, Inc.	300,742
53,048	Innospec, Inc.	3,477,296
4,280	International Paper Company	242,291
8,000	JSR Corporation	138,490
19,436	Kadant, Inc.	1,461,587
14,630	Koppers Holdings, Inc.[d]	528,875
37,000	Kuraray Company, Ltd.	673,735
18,600	Kyoei Steel, Ltd.	308,705
11,300	Louisiana-Pacific Corporation[d]	272,443
15,030	Martin Marietta Materials, Inc.	3,345,377
28,380	Materion Corporation	1,061,412
42,000	Mitsubishi Chemical Holdings Corporation	349,934
114,947	Myers Industries, Inc.	2,063,299
10,650	Neenah Paper, Inc.	854,663
1,100	Nippon Shokubai Company, Ltd.	71,053
117,141	Norsk Hydro ASA	648,259
12,896	Nufarm, Ltd.	95,423
92,040	Nutanix, Inc.[d,e]	1,854,606
72,000	Oji Holdings Corporation	372,780
28,960	Olin Corporation	876,909
75,728	OMNOVA Solutions, Inc.[d]	738,348
34,514	Orora, Ltd.	75,847
331,360	Owens-Illinois, Inc.[d]	7,926,131
12,584	Packaging Corporation of America	1,401,732
15,600	PolyOne Corporation	604,344
153,850	Quantenna Communications, Inc.[d,e]	2,923,150
17,683	Quantum Corporation[d]	138,104
42,310	Rayonier Advanced Materials, Inc.[e]	665,113
12,230	Reliance Steel & Aluminum Company	890,466
25,600	Rengo Company, Ltd.	148,626
3,230	Rio Tinto, Ltd.	156,973
43,240	RPM International, Inc.	2,358,742
114,740	Ryerson Holding Corporation[d]	1,135,926
41,700	Schweitzer-Mauduit International, Inc.	1,552,491
12,145	Scotts Miracle-Gro Company	1,086,492
20,880	Sensient Technologies Corporation	1,681,466
22,103	Silgan Holdings, Inc.	702,433
8,446	Solvay SA	1,133,550
196,530	Steel Dynamics, Inc.	7,037,739
3,000	Sumitomo Seika Chemicals Company, Ltd.	147,523
12,700	Toagosei Company, Ltd.	165,658
51,656	UPM-Kymmene Oyj	1,472,959
149,207	Verso Corporation[d]	699,781
7,390	W. R. Grace & Company	532,154
127,950	Westrock Company	7,249,647
3,800	Yamato Kogyo Company, Ltd.	97,613
19,728	Yara International ASA	741,818

	Total	120,395,426

Real Estate (1.0%)
17,760	American Assets Trust, Inc.	699,566
85,919	Ares Commercial Real Estate Corporation	1,124,680
312,219	Armada Hoffler Properties, Inc.	4,043,236
39,520	Ashford Hospitality Prime, Inc.	406,661
46,960	Bluerock Residential Growth REIT, Inc.	605,314
243,396	Brixmor Property Group, Inc.	4,351,920
34,780	Camden Property Trust	2,974,038
274,011	Cedar Realty Trust, Inc.	1,328,953
132,406	Chatham Lodging Trust	2,660,037
59,739	City Office REIT, Inc.	758,685
14,307	Cominar Real Estate Investment Trust	140,224
62,833	Cousins Properties, Inc.	552,302
29,600	CyrusOne, Inc.	1,650,200
900	Daito Trust Construction Company, Ltd.	140,216
391,070	DDR Corporation	3,547,005
94,153	DEXUS Property Group	685,488

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (32.8%)	Value
Real Estate (1.0%) - continued
25,970	Digital Realty Trust, Inc.	$2,933,312
40,730	Douglas Emmett, Inc.	1,556,293
133,690	Duke Realty Corporation	3,736,635
44,210	Equity Commonwealth[d]	1,397,036
7,650	Equity Lifestyle Properties, Inc.	660,501
68,110	Franklin Street Properties Corporation	754,659
119,950	General Growth Properties, Inc.	2,826,022
128,809	GEO Group, Inc.	3,808,882
25,290	H&R Real Estate Investment Trust	429,431
6,660	Healthcare Trust of America, Inc.	207,193
61,980	HFF, Inc.	2,155,045
65,230	Hospitality Properties Trust	1,901,454
162,086	Host Hotels & Resorts, Inc.	2,961,311
7,550	Hudson Pacific Properties, Inc.	258,135
108,000	Hysan Development Company, Ltd.	515,418
92,934	InfraREIT, Inc.	1,779,686
69,613	Invitation Homes, Inc.	1,505,729
48,530	Liberty Property Trust	1,975,656
94,738	Mid-America Apartment Communities, Inc.	9,983,490
155,528	National Storage Affiliates Trust	3,594,252
158,475	New World Development Company, Ltd.	200,882
3,976	One Liberty Properties, Inc.	93,158
247,807	Outfront Media, Inc.	5,729,298
37,826	Pebblebrook Hotel Trust	1,219,510
34,130	Physicians Realty Trust	687,378
28,180	Ramco-Gershenson Properties Trust	363,522
19,990	RE/MAX Holdings, Inc.	1,120,440
11,400	Realogy Holdings Corporation	369,930
135,270	Retail Properties of America, Inc.	1,651,647
29,000	Road King Infrastructure, Ltd.	35,798
1,705	Road King Infrastructure, Ltd., Rights[d,f]	0
4,200	Saul Centers, Inc.	243,516
35,792	SBA Communications Corporation[d]	4,828,341
156,093	Stockland	524,925
8,880	Sun Communities, Inc.	778,687
26,000	Sun Hung Kai Properties, Ltd.	381,945
47,803	Terreno Realty Corporation	1,609,049
65,360	UDR, Inc.	2,547,079
58,723	Urstadt Biddle Properties, Inc.	1,162,715
40,320	Weingarten Realty Investors	1,213,632
17,000	Wheelock and Company, Ltd.	128,224
77,400	Wing Tai Holdings, Ltd.	111,914
6,294	Xenia Hotels & Resorts, Inc.	121,915

	Total	95,732,170

Telecommunications Services (0.2%)
80,600	AT&T, Inc.	3,041,038
6,730	ATN International, Inc.	460,601
15,707	Elisa Oyj	609,310
15,022	Freenet AG	479,242
55,071	Inmarsat plc	552,318
234,235	KCOM Group plc	271,522
22,600	Nippon Telegraph & Telephone Corporation	1,066,813
15,800	NTT DOCOMO, Inc.	373,681
280,547	PCCW, Ltd.	159,439
24,118	Proximus SA	844,117
29,640	TDC AS	172,368
24,500	Telefonica Deutschland Holding AG	122,525
15,743	Telenor ASA	261,180
188,446	Verizon Communications, Inc.	8,415,998
209,313	Vonage Holdings Corporation[d]	1,368,907

	Total	18,199,059

Utilities (0.6%)
123,590	AES Corporation	1,373,085
5,930	Alliant Energy Corporation	238,208
46,480	American States Water Company	2,203,617
33,933	Artesian Resources Corporation	1,277,238
5,000	ATCO, Ltd.	195,520
5,035	Canadian Utilities, Ltd.	161,789
279,128	Centrica plc	727,761
129,274	CMS Energy Corporation	5,978,922
3,447	Connecticut Water Service, Inc.	191,343
26,650	Consolidated Water Company, Ltd.	330,460
188,665	Electricidade de Portugal SA	617,166
782	Elia System Operator SA	44,255
33,271	Endesa SAe	767,517
22,121	Eversource Energy	1,342,966
25,960	MDU Resources Group, Inc.	680,152
20,256	Middlesex Water Company	802,138
19,560	New Jersey Resources Corporation	776,532
52,340	NorthWestern Corporation	3,193,787
13,350	NRG Yield, Inc., Class C	234,960
349,887	OGE Energy Corporation	12,172,569
166,000	Osaka Gas Company, Ltd.	679,744
232,530	PG&E Corporation	15,433,016
33,160	PNM Resources, Inc.	1,268,370
9,670	Portland General Electric Company	441,822
76,110	Public Service Enterprise Group, Inc.	3,273,491
65,205	Redes Energeticas Nacionais SGPS SA	204,275
31,570	Renewable Energy Group, Inc.[d]	408,831
12,750	Southwest Gas Holdings, Inc.	931,515
1,510	Unitil Corporation	72,948
50,690	Vectren Corporation	2,962,324
4,071	Verbund AG	77,649

	Total	59,063,970

	Total Common Stock (cost $2,561,745,289)	3,192,999,983

	Registered Investment Companies (31.1%)
Affiliated Equity Holdings (18.9%)
23,383,628	Thrivent Large Cap Stock Portfolio	307,459,639
31,645,409	Thrivent Large Cap Value Portfolio	536,994,114
17,030,386	Thrivent Mid Cap Stock Portfolio	319,627,989
58,304,616	Thrivent Partner Worldwide Allocation Portfolio	592,369,068
4,730,128	Thrivent Small Cap Stock Portfolio	88,811,455

	Total	1,845,262,265

Affiliated Fixed Income Holdings (10.6%)
36,451,463	Thrivent High Yield Portfolio	176,782,306
52,805,603	Thrivent Income Portfolio	541,701,002
32,031,348	Thrivent Limited Maturity Bond Portfolio	315,864,323

	Total	1,034,347,631

Equity Funds/Exchange Traded Funds (0.5%)
27,021	iShares Russell 2000 Growth Index Fund	4,560,334
14,131	iShares Russell 2000 Index Fund	1,991,341
12,080	iShares Russell 2000 Value Index Fund	1,435,950
21,170	Materials Select Sector SPDR Fund	1,139,158
117,033	SPDR S&P 500 ETF Trust	28,298,579
126,020	SPDR S&P Bank ETF	5,484,390

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (31.1%)	Value
Equity Funds/Exchange Traded Funds (0.5%) - continued
56,410	SPDR S&P Biotech ETF	$4,353,724

	Total	47,263,476

Fixed Income Funds/Exchange Traded Funds (1.1%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,953,130
510,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	61,466,125
345,300	Vanguard Short-Term Corporate Bond ETF	27,637,812

	Total	102,057,067

	Total Registered Investment Companies (cost $2,639,737,443)	3,028,930,439

Principal Amount	Long-Term Fixed Income (29.2%)
Asset-Backed Securities (1.6%)
	Access Group, Inc.
608,632	1.716%, 2/25/2036, Ser. 2013-1, Class Ag,h	604,467
	ALM Loan Funding CLO
3,275,000	2.232%, 10/17/2026, Ser. 2014-11A, Class A1R*,h	3,274,902
	AMSR Trust
3,625,000	2.609%, 11/17/2033, Ser. 2016-SFR1, Class Ag,h	3,647,640
	Apidos CLO XVIII
3,200,000	2.273%, 7/22/2026, Ser. 2014-18A, Class A1R*,h	3,199,981
	Ares XXXII CLO, Ltd.
2,750,000	2.392%, 11/15/2025, Ser. 2014-32A, Class A1R*,h	2,749,973
	Babson CLO, Ltd.
1,400,000	2.308%, 10/17/2026, Ser. 2014-IIA, Class AR*,h	1,400,003
	Bayview Koitere Fund Trust
2,756,913	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ag	2,878,215
	Betony CLO, Ltd.
1,260,000	2.508%, 4/15/2027, Ser. 2015-1A, Class AR*,h	1,263,146
	Birchwood Park CLO, Ltd.
1,400,000	2.338%, 7/15/2026, Ser. 2014-1A, Class AR*,h	1,400,795
	BlueMountain CLO, Ltd.
2,350,000	2.298%, 10/15/2026, Ser. 2014-3A, Class A1R*,h	2,349,991
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,h	1,400,797
	Cent CLO 16, LP
1,245,854	2.420%, 8/1/2024, Ser. 2012-16A, Class A1AR*,h	1,246,736
	Cent CLO 22, Ltd.
1,400,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,h	1,402,097
	Chesapeake Funding II, LLC
962,439	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[g]	961,298
	Commonbond Student Loan Trust
4,741,780	3.320%, 5/25/2040, Ser. 2016-A, Class A1[g]	4,733,112
	DRB Prime Student Loan Trust
836,159	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	840,636
889,528	3.116%, 10/27/2031, Ser. 2015-B, Class A1*,h	905,111
3,034,615	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	3,061,254
896,389	2.890%, 6/25/2040, Ser. 2016-B, Class A2[g]	896,247
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,h	1,400,073
	Earnest Student Loan Program, LLC
4,267,564	2.680%, 7/25/2035, Ser. 2016-C, Class A2[g]	4,270,941
2,975,314	2.720%, 1/25/2041, Ser. 2016-D, Class A2[g]	2,981,056
	Edlinc Student Loan Funding Trust
58,145	3.930%, 10/1/2025, Ser. 2012-A, Class AT*,h	59,097
	Galaxy XX CLO, Ltd.
4,500,000	2.606%, 7/20/2027, Ser. 2015-20A, Class A*,h	4,500,324
	GoldenTree Loan Opportunities IX, Ltd.
1,325,000	2.540%, 10/29/2026, Ser. 2014-9A, Class AR*,h	1,328,470
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	2.652%, 2/20/2027, Ser. 2015-22A, Class A1*,h	2,704,055
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	2.656%, 5/5/2027, Ser. 2015- 23A, Class A1*,h	1,352,415
	Lehman XS Trust
5,010,007	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	4,293,369
	Limerock CLO III, LLC
4,500,000	2.356%, 10/20/2026, Ser. 2014-3A, Class A1R*,h	4,502,624
	Madison Park Funding XIV, Ltd.
3,575,000	2.276%, 7/20/2026, Ser. 2014-14A, Class A1R*,h	3,576,516
	Magnetite XII, Ltd.
4,425,000	2.488%, 4/15/2027, Ser. 2015-12A, Class AR*,h	4,448,545
	Marlette Funding Trust
1,032,812	3.060%, 1/17/2023, Ser. 2016-1A, Class A* 2.390%, 7/15/2024, Ser.	1,037,466
5,800,000	2017-2A, Class Ag	5,799,987
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4 3.246%, 12/15/2047, Ser.	5,565,700
5,400,000	2014-C19, Class A3	5,491,669
	Morgan Stanley Capital, Inc.
2,579,771	1.366%, 2/25/2037, Ser. 2007-NC2, Class A2FPh	1,517,820
	Mountain View CLO, Ltd.
4,525,000	2.618%, 7/15/2027, Ser. 2015-9A, Class A1A*,h	4,528,086

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Asset-Backed Securities (1.6%) - continued
	Murray Hill Marketplace Trust
$1,666,290	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	$1,681,239
	Neuberger Berman CLO XIV, Ltd.
2,100,000	2.422%, 1/28/2030, Ser. 2013-14A, Class AR*,h	2,099,985
	Neuberger Berman CLO, Ltd.
850,000	2.306%, 4/22/2029, Ser. 2014-17A, Class AR*,h	849,996
	NZCG Funding CLO, Ltd.
4,500,000	2.720%, 4/27/2027, Ser. 2015-2A, Class A1*,h	4,500,410
	Octagon Investment Partners XX, Ltd.
3,250,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,h	3,249,971
	OHA Loan Funding, LLC
4,500,000	2.306%, 10/20/2026, Ser. 2014-1A, Class A1R*,h	4,500,014
	OneMain Financial Issuance Trust
2,600,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ag	2,652,268
	OZLM VIII, Ltd.
1,300,000	2.598%, 10/17/2026, Ser. 2014-8A, Class A1AR*,h	1,299,997
	Preston Ridge Partners Mortgage Trust, LLC
2,033,639	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	2,044,906
	Race Point IX CLO, Ltd.
3,260,000	2.668%, 4/15/2027, Ser. 2015-9A, Class A1*,h	3,264,215
	Renaissance Home Equity Loan Trust
1,850,454	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	1,389,441
3,512,110	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[i]	2,013,895
	Shackleton, Ltd.
4,500,000	2.528%, 4/15/2027, Ser. 2015-7A, Class AR*,h	4,500,230
	SLM Student Loan Trust
120,928	1.759%, 7/15/2022, Ser. 2014-A, Class A1[g,h]	120,962
2,032,675	1.616%, 3/25/2025, Ser. 2010-1, Class Ah	2,003,202
124,022	2.039%, 5/17/2027, Ser. 2013-A, Class A2Bg,h	124,904
	SoFi Consumer Loan Program, LLC
1,458,430	3.260%, 8/25/2025, Ser. 2016-1, Class Ag	1,482,998
2,900,000	2.500%, 5/26/2026, Ser. 2017-4, Class Ac,g	2,899,475
	SoFi Professional Loan Program, LLC
1,550,099	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	1,552,084
	Stanwich Mortgage Loan Company, LLC
3,650,814	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,i	3,660,013
	Symphony CLO VIII, Ltd.
866,639	2.255%, 1/9/2023, Ser. 2012- 8A, Class AR*,h	866,943
	Symphony CLO XV, Ltd.
4,500,000	2.338%, 10/17/2026, Ser. 2014-15A, Class AR*,h	4,513,788
	U.S. Small Business Administration
$782,459	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	805,441
	Vericrest Opportunity Loan Transferee
2,655,841	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[g,i]	2,662,349
3,133,232	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[g,i]	3,145,590
2,608,778	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[g,i]	2,625,152
657,260	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,i	659,571
	Verizon Owner Trust
2,525,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ag	2,534,168
	Voya CLO 3, Ltd.
1,400,000	2.576%, 7/25/2026, Ser. 2014-3A, Class A1*,h	1,400,249

	Total	162,678,070

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
2,120,000	6.750%, 9/30/2024[g]	2,300,200
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[g]	2,719,600
	Anglo American plc
2,433,000	3.625%, 5/14/2020[g]	2,472,536
	ArcelorMittal SA
1,425,000	6.000%, 3/1/2021	1,533,656
	BWAY Holding Company
2,375,000	5.500%, 4/15/2024[g]	2,425,469
	CF Industries, Inc.
2,220,000	3.450%, 6/1/2023[e]	2,097,900
	First Quantum Minerals, Ltd.
621,000	7.000%, 2/15/2021[g]	636,525
1,640,000	7.500%, 4/1/2025[g]	1,607,200
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[g]	928,428
	Glencore Finance Canada, Ltd.
760,000	6.000%, 11/15/2041[g]	839,101
	Glencore Funding, LLC
680,000	2.218%, 4/16/2018[g,h]	681,496
760,000	4.125%, 5/30/2023[g]	779,828
950,000	4.000%, 3/27/2027[g]	934,801
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,679,129
1,300,000	4.500%, 7/15/2027[c,g]	1,296,750
	Novelis Corporation
905,000	5.875%, 9/30/2026[g]	932,150
	Olin Corporation
2,835,000	5.125%, 9/15/2027	2,920,050
	Peabody Securities Finance Corporation
2,165,000	6.375%, 3/31/2025[g]	2,132,525
	Sherwin-Williams Company
1,685,000	3.125%, 6/1/2024	1,693,096
	Steel Dynamics, Inc.
2,010,000	5.000%, 12/15/2026	2,062,763
	Vale Overseas, Ltd.
950,000	5.875%, 6/10/2021	1,019,825
1,135,000	6.250%, 8/10/2026	1,224,381
1,140,000	6.875%, 11/10/2039	1,222,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Basic Materials (0.4%) - continued
	Westlake Chemical Corporation
$1,520,000	3.600%, 8/15/2026	$1,508,754

	Total	37,648,813

Capital Goods (0.5%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,295,125
	Bombardier, Inc.
2,975,000	7.500%, 3/15/2025[g]	3,086,563
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[g]	2,519,850
	Cemex Finance, LLC
2,970,000	9.375%, 10/12/2022[g]	3,155,625
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,160,270
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020	1,211,318
	CNH Industrial NV
1,500,000	4.500%, 8/15/2023	1,593,750
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,539,825
	General Electric Company
2,095,000	5.000%, 1/21/2021[j]	2,223,633
	L3 Technologies, Inc.
1,550,000	3.950%, 5/28/2024	1,593,868
	Lockheed Martin Corporation
560,000	2.500%, 11/23/2020	567,639
1,496,000	3.600%, 3/1/2035	1,477,768
1,544,000	4.500%, 5/15/2036	1,685,753
374,000	6.150%, 9/1/2036	486,612
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,557,374
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[g]	1,543,950
1,500,000	5.875%, 8/15/2023[g]	1,653,750
	Pentair Finance SA
2,300,000	2.900%, 9/15/2018	2,323,803
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,078,575
	Reynolds Group Issuer, Inc.
2,935,000	5.125%, 7/15/2023[g]	3,048,731
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,074,109
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,149,587
	Siemens Financieringsmaatschappij NV
3,055,000	4.200%, 3/16/2047[g]	3,240,930
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[g]	844,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	797,409
1,225,000	7.250%, 10/1/2019	1,354,761
	United Rentals North America, Inc.
2,240,000	5.500%, 7/15/2025	2,346,400
	United Technologies Corporation
1,900,000	4.050%, 5/4/2047	1,949,145
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	314,710

	Total	51,874,833

Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
1,102,220	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	929,757
	Angel Oak Mortgage Trust I, LLC
1,331,362	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	1,335,683
	Bayview Opportunity Master Fund Trust
3,042,312	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ag	3,178,708
4,920,721	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ag	5,138,765
	BCAP, LLC Trust
2,612,634	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[h]	2,461,393
	Citigroup Mortgage Loan Trust, Inc.
763,897	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	755,242
	CitiMortgage Alternative Loan Trust
2,440,830	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	2,127,588
	COLT Mortgage Loan Trust
2,332,261	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	2,333,679
	Countrywide Alternative Loan Trust
1,586,195	3.045%, 10/25/2035, Ser. 2005-43, Class 4A1	1,342,867
1,067,465	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	902,869
468,875	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	451,037
2,896,713	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,412,552
2,755,324	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,576,067
	Countrywide Home Loans, Inc.
849,598	5.750%, 4/25/2037, Ser. 2007-3, Class A27	717,605
	Deutsche Alt-A Securities Mortgage Loan Trust
642,289	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	576,006
	Federal Home Loan Mortgage Corporation
6,753,917	4.000%, 7/15/2031, Ser.- 4104, Class KIk	749,379
3,950,715	3.000%, 2/15/2033, Ser. 4170, Class IGk	462,755
	Federal National Mortgage Association
7,815,636	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	1,021,790
	First Horizon Alternative Mortgage Securities Trust
2,091,632	6.000%, 8/25/2036, Ser. 2006-FA4, Class 1A4[h]	1,755,794
	IndyMac INDX Mortgage Loan Trust
3,060,578	1.856%, 7/25/2045, Ser. 2005-16IP, Class A1[h]	2,812,411
	J.P. Morgan Alternative Loan Trust
1,527,393	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,384,900
	J.P. Morgan Mortgage Trust
491,627	3.771%, 6/25/2036, Ser. 2006-A4, Class 1A2	463,173

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
$ 215,605	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	$199,348
2,875,105	1.596%, 1/25/2037, Ser. 2006-S4, Class A8[h]	1,643,493
3,249,096	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	2,413,354
	MASTR Alternative Loans Trust
615,728	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	633,405
1,797,209	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[h]	882,368
	Merrill Lynch Alternative Note Asset Trust
623,368	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	493,961
	Pretium Mortgage Credit Partners, LLC
2,881,262	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,i	2,892,104
	Residential Accredit Loans, Inc. Trust
2,902,754	1.966%, 6/25/2035, Ser. 2005-QS7, Class A3[h]	2,383,017
	Residential Asset Securitization Trust
3,394,839	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[h]	920,790
	Sequoia Mortgage Trust
2,487,736	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	2,038,998
	Sunset Mortgage Loan Company, LLC
1,123,875	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	1,125,808
5,300,000	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,i	5,312,412
2,426,820	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	2,428,511
	Towd Point Mortgage Trust
3,600,956	2.750%, 10/25/2056, Ser. 2017-1, Class A1[g]	3,628,482
	WaMu Mortgage Pass Through Certificates
227,225	2.918%, 9/25/2036, Ser. 2006-AR10, Class 1A2	213,512
806,301	2.937%, 10/25/2036, Ser. 2006-AR12, Class 1A1	774,054
2,291,484	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	2,175,820
2,720,060	2.567%, 1/25/2037, Ser. 2006-AR18, Class 1A1	2,442,280
4,871,572	1.692%, 9/25/2046, Ser. 2006-AR11, Class 1Ah	4,112,739
	Washington Mutual Mortgage Pass Through Certificates Trust
2,813,664	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	2,122,337

	Total	73,726,813

Commercial Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	2.139%, 6/8/2030, Ser. 2013- THL, Class A2[g,h]	1,681,569
	Commercial Mortgage Trust
1,200,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	1,219,575
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,617,373	2.776%, 3/25/2023, Ser. K724, Class A1	3,708,839
11,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	12,040,624
11,400,000	3.430%, 1/25/2027, Ser. K063, Class A2	11,966,304
	Federal National Mortgage Association - ACES
3,938,419	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	3,921,097
3,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	3,717,685
5,750,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	5,718,121
7,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	7,273,425
	Federal National Mortgage Association Grantor Trust
7,575,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	7,521,435
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	4,662,532
	GS Mortgage Securities Trust
6,600,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	6,887,334
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,398,916	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	2,501,561
529,523	5.977%, 2/12/2049, Ser. 2007-CB19, Class AM	531,176
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	4,562,206
	SCG Trust
1,150,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ag,h	1,141,290
	UBS Commercial Mortgage Trust
7,999,130	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	8,325,950
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	4,139,677
3,750,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	3,953,966
	WFRBS Commercial Mortgage Trust
2,000,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	2,026,318

	Total	97,500,684

Communications Services (1.2%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,747,070
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[g]	2,546,256
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,349,506

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Communications Services (1.2%) - continued
	America Movil SAB de CV
$1,039,000	5.000%, 10/16/2019	$1,108,583
	American Tower Corporation
180,000	2.800%, 6/1/2020	182,433
1,930,000	3.300%, 2/15/2021	1,980,255
	AT&T, Inc.
707,000	5.875%, 10/1/2019	765,163
615,000	2.226%, 6/30/2020[h]	623,047
1,212,000	3.875%, 8/15/2021	1,266,264
1,015,000	3.000%, 6/30/2022	1,016,784
1,115,000	3.800%, 3/1/2024	1,142,455
1,475,000	5.250%, 3/1/2037	1,573,130
1,140,000	6.350%, 3/15/2040	1,340,824
1,300,000	5.550%, 8/15/2041	1,414,284
2,244,000	5.150%, 3/15/2042	2,294,394
772,000	4.750%, 5/15/2046	758,062
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[g]	1,137,694
1,450,000	3.125%, 11/26/2022[g]	1,474,939
	CBS Corporation
1,935,000	2.500%, 2/15/2023[c]	1,912,231
748,000	3.375%, 2/15/2028[c]	733,196
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[g]	3,309,250
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[g]	1,391,000
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,500,200
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	951,984
920,000	3.579%, 7/23/2020	950,632
1,560,000	4.908%, 7/23/2025	1,685,443
1,855,000	6.484%, 10/23/2045	2,229,161
	Clear Channel Worldwide Holdings, Inc.
2,920,000	6.500%, 11/15/2022	3,000,884
	Columbus International, Inc.
2,945,000	7.375%, 3/30/2021[g]	3,125,381
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,236,808
3,265,000	4.400%, 8/15/2035	3,513,515
539,000	4.650%, 7/15/2042	591,768
755,000	4.750%, 3/1/2044	841,311
	Cox Communications, Inc.
648,000	9.375%, 1/15/2019[g]	713,753
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,821,628
2,423,000	5.250%, 1/15/2023	2,691,236
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[g]	348,975
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,715,156
	FairPoint Communications, Inc.
2,260,000	8.750%, 8/15/2019[g]	2,321,811
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[g]	2,585,700
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,152,125
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,047,237
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,053,663
	Neptune Finco Corporation
2,995,000	10.875%, 10/15/2025[g]	3,605,231
	Nexstar Escrow Corporation
2,510,000	5.625%, 8/1/2024[g]	2,541,375
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	754,688
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,582,788
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[g]	1,033,653
	SFR Group SA
3,480,000	6.000%, 5/15/2022[g]	3,640,950
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,146,500
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,611,750
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,121,753
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,127,472
	Time Warner, Inc.
760,000	3.600%, 7/15/2025	763,010
975,000	6.250%, 3/29/2041	1,192,543
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,751,849
	Verizon Communications, Inc.
945,000	2.037%, 6/17/2019[h]	952,052
2,485,000	3.000%, 11/1/2021	2,517,663
3,489,000	5.150%, 9/15/2023	3,875,012
650,000	5.050%, 3/15/2034	688,817
1,165,000	4.272%, 1/15/2036	1,125,656
2,992,000	4.862%, 8/21/2046	2,991,258
2,530,000	4.522%, 9/15/2048	2,398,746
	Viacom, Inc.
735,000	4.250%, 9/1/2023	767,182
1,140,000	5.850%, 9/1/2043	1,232,577
	Virgin Media Secured Finance plc
2,565,000	5.250%, 1/15/2026[g]	2,669,678

	Total	117,237,394

Consumer Cyclical (0.8%)
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,458,089
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	519,679
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,600,999
	CVS Health Corporation
400,000	2.250%, 8/12/2019	402,432
4,560,000	4.875%, 7/20/2035	5,070,278
1,900,000	5.125%, 7/20/2045	2,181,143
	Daimler Finance North America, LLC
1,520,000	1.792%, 10/30/2019[g,h]	1,526,603
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,971,398
	eBay, Inc.
760,000	2.500%, 3/9/2018	764,400
	Ford Motor Credit Company, LLC
1,470,000	2.551%, 10/5/2018	1,479,712
1,525,000	2.943%, 1/8/2019	1,544,647
1,395,000	2.262%, 3/28/2019	1,398,852
760,000	2.459%, 3/27/2020	760,606
570,000	3.200%, 1/15/2021	578,499
1,185,000	2.565%, 3/28/2022[h]	1,192,826

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Cyclical (0.8%) - continued
	General Motors Financial Company, Inc.
$ 615,000	2.085%, 4/13/2020[h]	$618,144
1,156,000	3.700%, 11/24/2020	1,195,978
772,000	4.200%, 3/1/2021	809,657
1,635,000	3.150%, 6/30/2022	1,628,051
760,000	3.950%, 4/13/2024	770,602
1,630,000	4.300%, 7/13/2025	1,662,665
	Home Depot, Inc.
1,720,000	3.000%, 4/1/2026	1,729,352
1,755,000	5.400%, 9/15/2040	2,175,953
1,140,000	4.250%, 4/1/2046	1,226,591
1,870,000	3.900%, 6/15/2047	1,898,602
	Hyundai Capital America
639,000	2.400%, 10/30/2018[g]	640,353
1,158,000	3.000%, 10/30/2020[g]	1,166,152
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[g]	1,293,812
1,100,000	5.625%, 2/1/2023[g]	1,144,000
	KB Home
1,815,000	4.750%, 5/15/2019	1,869,450
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,247,000
	Lear Corporation
1,625,000	5.250%, 1/15/2025	1,719,495
	Lennar Corporation
1,445,000	4.875%, 12/15/2023	1,536,216
1,180,000	4.500%, 4/30/2024	1,219,648
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[g]	2,230,799
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,119,848
1,520,000	2.625%, 1/15/2022	1,528,927
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,461,850
	New Red Finance, Inc.
2,420,000	4.250%, 5/15/2024[g]	2,404,730
	Prime Security Services Borrower, LLC
2,930,000	9.250%, 5/15/2023[g]	3,183,914
	Scientific Games International, Inc.
2,195,000	7.000%, 1/1/2022[g]	2,337,675
	Six Flags Entertainment Corporation
3,110,000	4.875%, 7/31/2024[g]	3,129,033
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	630,850
609,000	4.000%, 12/31/2018	624,225
	Wal-Mart Stores, Inc.
1,500,000	6.200%, 4/15/2038	2,052,810
1,500,000	5.625%, 4/15/2041	1,950,298
	West Corporation
1,645,000	5.375%, 7/15/2022[g]	1,661,450

	Total	77,318,293

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
1,880,000	2.900%, 11/30/2021	1,897,888
950,000	3.400%, 11/30/2023	972,359
2,980,000	4.750%, 11/30/2036	3,247,255
1,490,000	4.900%, 11/30/2046	1,646,761
	AbbVie, Inc.
2,650,000	2.500%, 5/14/2020	2,680,525
1,910,000	3.600%, 5/14/2025	1,948,494
1,930,000	4.450%, 5/14/2046	1,994,993
	Actavis Funding SCS
1,175,000	3.850%, 6/15/2024	1,225,437
2,350,000	4.550%, 3/15/2035	2,510,291
1,140,000	4.850%, 6/15/2044	1,234,524
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	771,766
875,000	2.625%, 9/16/2026	842,531
	Amgen, Inc.
2,244,000	2.200%, 5/11/2020	2,254,704
772,000	2.700%, 5/1/2022	776,346
875,000	3.125%, 5/1/2025	877,012
	Anheuser-Busch InBev Finance, Inc.
815,000	2.430%, 2/1/2021[h]	844,069
2,828,000	3.650%, 2/1/2026	2,913,881
3,040,000	4.700%, 2/1/2036	3,358,446
1,930,000	4.900%, 2/1/2046	2,181,348
	Anheuser-Busch InBev Worldwide, Inc.
676,000	3.750%, 1/15/2022	712,842
	BAT International Finance plc
825,000	1.756%, 6/15/2018[g,h]	827,237
	Bayer U.S. Finance, LLC
1,140,000	3.375%, 10/8/2024[g]	1,167,352
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,620,253
1,122,000	4.669%, 6/6/2047	1,155,693
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,150,308
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	805,334
1,025,000	3.850%, 5/15/2025	1,058,553
1,140,000	7.375%, 1/15/2040	1,525,557
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,073,727
1,230,000	3.500%, 11/24/2020	1,260,900
	Cardinal Health, Inc.
748,000	3.079%, 6/15/2024	749,609
1,500,000	3.410%, 6/15/2027	1,493,595
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,103,275
445,000	3.550%, 8/15/2022	463,196
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	534,898
	Community Health Systems, Inc.
1,170,000	8.000%, 11/15/2019[e]	1,175,850
	Conagra Brands, Inc.
579,000	7.125%, 10/1/2026	725,795
	Constellation Brands, Inc.
950,000	2.700%, 5/9/2022	948,732
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,523,287
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[g]	1,546,822
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[g]	2,876,141
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[g]	3,248,081
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	754,598
1,820,000	4.500%, 2/25/2026	1,929,031
305,000	3.400%, 3/1/2027	294,395
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[e,g]	421,721
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	441,233
760,000	2.950%, 3/1/2027	737,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
	H. J. Heinz Company
$1,250,000	3.500%, 7/15/2022	$1,288,591
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,542,255
1,505,000	4.500%, 2/15/2027	1,548,269
	Heineken NV
1,685,000	4.350%, 3/29/2047[g]	1,757,775
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[g]	1,794,677
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[e,g]	2,086,800
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	1,946,064
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,632,059
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	625,064
	McKesson Corporation
825,000	4.883%, 3/15/2044	898,687
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	753,873
	Medtronic, Inc.
5,820,000	4.375%, 3/15/2035	6,403,653
735,000	4.625%, 3/15/2045	828,384
	Merck & Company, Inc.
660,000	1.560%, 2/10/2020[h]	664,698
330,000	3.700%, 2/10/2045	329,594
	Molson Coors Brewing Company
1,330,000	2.250%, 3/15/2020[g]	1,329,926
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[g]	1,529,522
	Mondelez International, Inc.
672,000	1.690%, 2/1/2019[h]	674,614
	Mylan NV
1,550,000	3.000%, 12/15/2018	1,570,968
450,000	3.150%, 6/15/2021	457,762
760,000	5.250%, 6/15/2046	832,487
	Newell Rubbermaid, Inc.
1,093,000	5.500%, 4/1/2046	1,317,815
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,541,063
	Post Holdings, Inc.
2,550,000	5.500%, 3/1/2025[g]	2,629,688
	Reynolds American, Inc.
775,000	2.300%, 8/21/2017	775,751
2,338,000	5.700%, 8/15/2035	2,773,387
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[g]	1,221,035
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,235,399
2,244,000	3.200%, 9/23/2026	2,194,536
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[g]	1,779,212
	Tenet Healthcare Corporation
3,090,000	8.125%, 4/1/2022	3,283,125
	Teva Pharmaceutical Finance Netherlands III BV
1,555,000	2.200%, 7/21/2021	1,526,332
950,000	2.800%, 7/21/2023	923,885
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	583,625
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	1,001,525
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	752,315
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[g]	3,808,125
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,708,475

	Total	131,055,352

Energy (1.1%)
	Anadarko Petroleum Corporation
2,255,000	4.850%, 3/15/2021	2,406,649
1,496,000	5.550%, 3/15/2026[e]	1,671,939
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	962,093
1,500,000	5.625%, 6/1/2023	1,518,750
	Apache Corporation
800,000	4.750%, 4/15/2043	803,372
	Boardwalk Pipelines, LP
765,000	5.950%, 6/1/2026	851,916
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,625,071
2,285,000	3.535%, 11/4/2024	2,345,911
415,000	3.119%, 5/4/2026	411,360
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,188,319
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,540,098
750,000	6.250%, 3/15/2038	884,783
690,000	4.950%, 6/1/2047	701,236
	Cenovus Energy, Inc.
1,475,000	3.800%, 9/15/2023	1,454,936
	Cheniere Corpus Christi Holdings, LLC
2,245,000	5.875%, 3/31/2025	2,393,731
	Cimarex Energy Company
1,140,000	4.375%, 6/1/2024	1,195,093
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,486,804
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,130,345
995,000	4.375%, 1/15/2025	1,014,900
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,470,620
	Continental Resources, Inc.
1,840,000	5.000%, 9/15/2022	1,805,500
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[e]	1,142,792
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,157,675
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022[c]	1,282,197
	Encana Corporation
413,000	3.900%, 11/15/2021	420,925
1,520,000	6.500%, 2/1/2038	1,730,389
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,521,450
	Energy Transfer Partners, LP
1,520,000	4.650%, 6/1/2021	1,603,267
970,000	4.900%, 3/15/2035	944,198
800,000	5.150%, 2/1/2043	760,202
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	765,390
569,000	4.850%, 7/15/2026	592,054

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Energy (1.1%) - continued
	Enterprise Products Operating, LLC
$ 942,000	5.100%, 2/15/2045	$1,035,810
	EQT Corporation
659,000	5.150%, 3/1/2018	671,027
770,000	8.125%, 6/1/2019	849,713
425,000	4.875%, 11/15/2021	453,232
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	660,298
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,177,475
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,180,113
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,129,853
2,600,000	6.600%, 10/1/2037[e]	2,872,061
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	575,996
1,498,000	4.750%, 9/15/2044	1,425,043
	MPLX, LP
2,244,000	4.875%, 6/1/2025	2,379,735
1,125,000	4.125%, 3/1/2027	1,128,946
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,898,150
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	997,802
	ONEOK, Inc.
1,520,000	7.500%, 9/1/2023	1,812,600
	PBF Holding Company, LLC
3,135,000	7.250%, 6/15/2025[g]	3,021,356
	Petrobras Global Finance BV
474,000	8.375%, 5/23/2021	530,586
1,870,000	6.250%, 3/17/2024	1,905,530
	Petroleos Mexicanos
2,240,000	6.000%, 3/5/2020	2,401,280
640,000	2.378%, 4/15/2025	640,468
1,000,000	6.750%, 9/21/2047	1,009,880
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	788,663
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,674,242
1,470,000	5.000%, 10/1/2022	1,576,412
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,549,800
	Rowan Companies, Inc.
310,000	7.375%, 6/15/2025	289,075
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,273,795
1,300,000	5.625%, 4/15/2023	1,444,910
1,500,000	5.750%, 5/15/2024	1,670,391
1,430,000	5.625%, 3/1/2025	1,578,992
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[g]	570,140
950,000	4.000%, 12/21/2025[g]	995,970
	Shell International Finance BV
615,000	1.632%, 5/11/2020[h]	620,573
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,013,051
	Sunoco Logistics Partners Operations, LP
730,000	4.400%, 4/1/2021	766,969
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	999,375
	Tesoro Corporation
5,164,000	4.750%, 12/15/2023[g]	5,561,112
	Valero Energy Corporation
1,900,000	3.400%, 9/15/2026	1,858,848
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[e]	2,630,000
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,533,369
	Williams Partners, LP
950,000	4.000%, 11/15/2021	988,370
935,000	4.500%, 11/15/2023	997,930
1,385,000	3.750%, 6/15/2027	1,371,056
1,475,000	6.300%, 4/15/2040	1,711,323
	WPX Energy, Inc.
1,500,000	7.500%, 8/1/2020	1,575,000

	Total	108,580,285

Financials (3.1%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[g]	1,634,074
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,224,398
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	780,648
760,000	4.625%, 10/30/2020	807,638
760,000	4.625%, 7/1/2022	814,423
	Aetna, Inc.
1,500,000	2.800%, 6/15/2023	1,497,192
	Air Lease Corporation
800,000	2.125%, 1/15/2018	801,426
339,000	2.625%, 9/4/2018	341,526
1,870,000	3.375%, 1/15/2019[e]	1,904,840
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	981,600
2,025,000	4.125%, 3/30/2020	2,080,688
	American Express Credit Corporation
945,000	1.817%, 3/18/2019[h]	949,717
2,280,000	1.875%, 5/3/2019	2,280,885
	American International Group, Inc.
530,000	3.300%, 3/1/2021	545,235
1,154,000	4.125%, 2/15/2024	1,218,489
2,245,000	3.750%, 7/10/2025	2,286,916
2,085,000	3.900%, 4/1/2026	2,133,212
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	2,021,515
	Aon plc
577,000	3.875%, 12/15/2025	603,004
	ASP AMC Merger Sub, Inc.
1,340,000	8.000%, 5/15/2025[g]	1,269,650
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,680,202
	Banco Santander SA
2,800,000	6.375%, 5/19/2019[j]	2,866,500
	Bank of America Corporation
1,325,000	2.357%, 3/22/2018[h]	1,333,012
840,000	2.018%, 4/1/2019[h]	847,745
1,300,000	2.625%, 10/19/2020	1,312,996
1,280,000	3.300%, 1/11/2023	1,305,048
1,490,000	2.881%, 4/24/2023	1,492,587
1,520,000	4.000%, 4/1/2024	1,592,884
1,540,000	4.000%, 1/22/2025	1,566,953
1,150,000	3.500%, 4/19/2026	1,154,032
2,244,000	4.183%, 11/25/2027	2,282,572
1,550,000	3.824%, 1/20/2028	1,577,080
1,908,000	5.875%, 2/7/2042	2,394,052
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,945,143

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (3.1%) - continued
	Bank of Nova Scotia
$1,550,000	2.700%, 3/7/2022	$1,558,511
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[g]	535,360
	Barclays Bank plc
386,000	10.179%, 6/12/2021[g]	483,412
	Barclays plc
990,000	2.750%, 11/8/2019	998,917
2,280,000	3.684%, 1/10/2023	2,339,168
1,544,000	3.650%, 3/16/2025	1,536,325
	BB&T Corporation
560,000	1.873%, 1/15/2020[h]	565,026
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	977,661
	BPCE SA
975,000	3.000%, 5/22/2022[g]	983,480
	Caisse Centrale Desjardins du Quebec
780,000	1.837%, 1/29/2018[g,h]	782,375
	Capital One Financial Corporation
775,000	2.450%, 4/24/2019	779,172
1,309,000	2.500%, 5/12/2020	1,314,576
1,520,000	3.050%, 3/9/2022	1,531,779
	Capital One NA
1,850,000	2.350%, 1/31/2020	1,850,481
	CBOE Holdings, Inc.
825,000	1.950%, 6/28/2019	824,752
	Centene Escrow Corporation
3,100,000	5.625%, 2/15/2021	3,231,750
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,179,842
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,200,175
	Citigroup, Inc.
700,000	1.925%, 4/8/2019[h]	704,540
1,900,000	1.945%, 1/10/2020[h]	1,913,731
1,555,000	2.700%, 3/30/2021	1,565,179
1,675,000	2.750%, 4/25/2022	1,675,080
850,000	4.050%, 7/30/2022	888,477
2,515,000	4.400%, 6/10/2025	2,619,048
1,520,000	3.200%, 10/21/2026	1,478,390
1,140,000	4.125%, 7/25/2028	1,157,377
598,000	4.650%, 7/30/2045	651,183
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,871,768
1,525,000	2.200%, 5/26/2020	1,522,267
	Commonwealth Bank of Australia
1,140,000	2.250%, 3/10/2020[g]	1,142,376
	Compass Bank
1,335,000	2.750%, 9/29/2019	1,345,397
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	2,062,465
4,488,000	4.625%, 12/1/2023	4,835,748
	Credit Agricole SA
820,000	1.958%, 4/15/2019[g,h]	825,671
1,200,000	3.375%, 1/10/2022[g]	1,231,964
	Credit Suisse AG
772,000	5.400%, 1/14/2020	828,957
	Credit Suisse Group Funding, Ltd.
4,216,000	2.750%, 3/26/2020	4,248,851
1,036,000	3.125%, 12/10/2020	1,055,391
1,544,000	3.750%, 3/26/2025	1,560,122
	DDR Corporation
1,585,000	4.625%, 7/15/2022	1,659,329
	Deutsche Bank AG
2,300,000	3.375%, 5/12/2021	2,329,288
950,000	4.250%, 10/14/2021	994,710
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,538,298
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,977,449
	Duke Realty, LP
330,000	3.875%, 2/15/2021	343,018
960,000	4.375%, 6/15/2022	1,022,931
	ERP Operating, LP
337,000	3.375%, 6/1/2025	339,120
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,221,830
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	755,377
530,000	2.875%, 10/1/2021	540,005
1,200,000	2.600%, 6/15/2022	1,193,692
	Five Corners Funding Trust
1,870,000	4.419%, 11/15/2023[g]	2,007,888
	GE Capital International Funding Company
4,862,000	4.418%, 11/15/2035	5,297,334
	Goldman Sachs Group, Inc.
840,000	2.372%, 4/30/2018[h]	846,401
620,000	2.282%, 11/15/2018[h]	626,443
3,145,000	5.375%, 3/15/2020	3,395,707
780,000	2.313%, 4/23/2020[h]	793,023
2,600,000	5.375%, 5/10/2020[j]	2,732,080
4,613,000	5.250%, 7/27/2021	5,055,608
1,475,000	3.000%, 4/26/2022	1,488,638
1,496,000	2.908%, 6/5/2023	1,490,067
772,000	3.500%, 1/23/2025	780,453
2,600,000	3.691%, 6/5/2028	2,610,608
1,260,000	4.750%, 10/21/2045	1,396,101
	Hartford Financial Services Group, Inc.
3,160,000	5.125%, 4/15/2022	3,507,404
	HBOS plc
1,932,000	6.750%, 5/21/2018[g]	2,009,549
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,541,396
660,000	3.400%, 2/1/2025	649,957
	HSBC Bank plc
1,765,000	1.822%, 5/15/2018[g,h]	1,772,090
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,749,119
1,475,000	6.875%, 6/1/2021[e,j]	1,593,000
1,225,000	2.650%, 1/5/2022	1,220,856
1,170,000	3.600%, 5/25/2023	1,208,929
1,460,000	3.900%, 5/25/2026	1,507,165
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	306,055
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,032,875
	Icahn Enterprises, LP
1,565,000	6.000%, 8/1/2020	1,610,972
1,045,000	6.750%, 2/1/2024	1,089,517
	ING Capital Funding Trust III
1,015,000	4.896%, 9/30/2017[h,j]	1,018,167
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,146,302
	International Lease Finance Corporation
375,000	4.625%, 4/15/2021	399,095

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (3.1%) - continued
$750,000	5.875%, 8/15/2022	$846,626
	J.P. Morgan Chase & Company
1,215,000	6.300%, 4/23/2019	1,307,714
625,000	2.250%, 1/23/2020	626,898
1,615,000	1.882%, 6/1/2021[h]	1,617,235
900,000	2.295%, 8/15/2021	894,677
1,930,000	4.500%, 1/24/2022	2,089,681
1,158,000	3.200%, 1/25/2023	1,180,510
1,950,000	2.700%, 5/18/2023	1,928,359
825,000	2.383%, 10/24/2023[h]	837,401
1,320,000	3.625%, 5/13/2024	1,361,506
2,585,000	3.125%, 1/23/2025	2,570,100
1,250,000	3.300%, 4/1/2026	1,241,376
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,232,993
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,627,542
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[g]	1,205,890
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[g]	833,450
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,245,877
	Lincoln National Corporation
750,000	8.750%, 7/1/2019	843,250
	Lloyds Bank plc
885,000	1.770%, 3/16/2018[h]	886,481
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[g]	1,220,583
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,312,930
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,182,481
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[g]	961,297
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,718,232
560,000	2.436%, 4/25/2018[h]	564,877
780,000	2.310%, 1/27/2020[h]	791,802
760,000	5.550%, 7/15/2020[j]	794,010
945,000	2.500%, 4/21/2021	944,186
1,900,000	2.625%, 11/17/2021	1,897,004
1,683,000	2.750%, 5/19/2022	1,682,445
670,000	4.875%, 11/1/2022	727,363
1,530,000	4.000%, 7/23/2025	1,597,060
1,925,000	4.350%, 9/8/2026	2,001,503
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,392,786
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	913,283
	National City Corporation
1,966,000	6.875%, 5/15/2019	2,139,289
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[e,g]	1,113,888
	Park Aerospace Holdings, Ltd.
3,555,000	5.500%, 2/15/2024[g]	3,713,198
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	533,186
	Quicken Loans, Inc.
3,705,000	5.750%, 5/1/2025[g]	3,825,413
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,524,833
	Regions Bank
344,000	7.500%, 5/15/2018	360,130
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,405,716
1,158,000	3.200%, 2/8/2021	1,183,852
	Reinsurance Group of America, Inc.
990,000	5.000%, 6/1/2021	1,075,897
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[g]	664,417
	Royal Bank of Scotland Group plc
1,870,000	8.625%, 8/15/2021[j]	2,038,300
1,000,000	3.875%, 9/12/2023	1,019,802
	Santander Holdings USA, Inc.
1,030,000	3.450%, 8/27/2018	1,044,472
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,370,295
	Santander UK plc
608,000	3.050%, 8/23/2018	615,632
	Simon Property Group, LP
570,000	2.500%, 9/1/2020	575,114
1,400,000	2.750%, 2/1/2023	1,394,403
1,520,000	4.250%, 11/30/2046	1,519,249
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[g]	1,031,279
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[e,g]	1,176,525
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[g]	2,469,991
	State Street Corporation
873,000	2.081%, 8/18/2020[h]	891,566
	Sumitomo Mitsui Banking Corporation
930,000	1.738%, 1/16/2018[h]	932,186
	Sumitomo Mitsui Financial Group, Inc.
1,140,000	3.010%, 10/19/2026	1,115,597
	SunTrust Banks, Inc.
1,500,000	2.250%, 1/31/2020	1,506,360
	Svenska Handelsbanken AB
1,190,000	1.757%, 6/17/2019[h]	1,195,291
	Synchrony Financial
1,870,000	3.000%, 8/15/2019	1,896,442
520,000	2.402%, 2/3/2020[h]	523,928
590,000	4.250%, 8/15/2024	602,677
	Toronto-Dominion Bank
560,000	2.172%, 12/14/2020[h]	568,133
	UBS Group Funding Jersey, Ltd.
1,930,000	2.950%, 9/24/2020[g]	1,971,460
1,158,000	4.125%, 9/24/2025[g]	1,213,969
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[g]	1,539,597
	UnitedHealth Group, Inc.
375,000	3.350%, 7/15/2022	391,460
3,450,000	4.625%, 7/15/2035	3,881,833
	USB Realty Corporation
535,000	2.305%, 1/15/2022[g,h,j]	468,125
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,554,977
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,193,030
3,740,000	3.125%, 7/15/2024[c]	3,683,261
	Wells Fargo & Company
780,000	1.852%, 1/30/2020[h]	785,077
1,550,000	2.550%, 12/7/2020	1,567,637
1,550,000	3.069%, 1/24/2023	1,570,598
1,520,000	3.450%, 2/13/2023	1,556,054

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Financials (3.1%) - continued
$1,320,000	3.000%, 2/19/2025	$1,299,628
1,875,000	3.000%, 4/22/2026	1,831,412
1,475,000	3.000%, 10/23/2026	1,436,445
2,680,000	4.900%, 11/17/2045	2,926,297
	Welltower, Inc.
655,000	3.750%, 3/15/2023	679,565
1,400,000	4.000%, 6/1/2025	1,447,671

	Total	296,287,037

Foreign Government (0.1%)
	Argentina Government International Bond
1,110,000	7.500%, 4/22/2026[e]	1,193,250
380,000	6.875%, 1/26/2027	392,920
	Brazil Government International Bond
1,000,000	7.125%, 1/20/2037	1,142,500
	Colombia Government International Bond
1,235,000	3.875%, 4/25/2027[e]	1,246,115
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	763,647
	Indonesia Government International Bond
2,300,000	5.250%, 1/8/2047[g]	2,502,315
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[g]	1,264,215
	Mexico Government International Bond
1,845,000	4.150%, 3/28/2027	1,910,498
	Turkey Government International Bond
2,244,000	5.750%, 5/11/2047	2,194,632

	Total	12,610,092

Mortgage-Backed Securities (8.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
47,720,000	3.000%, 7/1/2031[c]	48,995,021
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
82,595,000	4.000%, 7/1/2047[c]	86,850,575
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,762,680	1.746%, 7/1/2043[h]	5,912,846
5,318,029	2.044%, 7/1/2043[h]	5,456,345
4,593,703	2.019%, 8/1/2043[h]	4,702,848
91,850,000	3.000%, 7/1/2047[c]	91,706,484
331,000,000	3.500%, 7/1/2047[c]	339,859,513
205,070,000	4.000%, 7/1/2047[c]	215,531,769
59,343,000	4.500%, 7/1/2047[c]	63,640,685

	Total	862,656,086

Technology (0.7%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	515,718
	Apple, Inc.
615,000	1.482%, 5/6/2020[h]	618,793
925,000	3.000%, 2/9/2024	938,795
2,676,000	3.200%, 5/13/2025	2,733,269
1,500,000	3.200%, 5/11/2027	1,514,231
1,975,000	3.000%, 6/20/2027	1,965,303
1,154,000	4.650%, 2/23/2046	1,295,410
1,875,000	4.250%, 2/9/2047	1,991,644
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	748,043
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,117,658
	Baidu, Inc.
1,650,000	3.000%, 6/30/2020	1,672,143
	Cisco Systems, Inc.
825,000	1.702%, 3/1/2019[h]	831,026
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[g]	2,268,437
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[g]	972,244
1,870,000	5.450%, 6/15/2023[g]	2,029,014
579,000	6.020%, 6/15/2026[g]	637,832
760,000	8.350%, 7/15/2046[g]	981,938
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,900,494
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,578,445
1,509,000	3.625%, 10/15/2020	1,580,613
	First Data Corporation
1,570,000	5.375%, 8/15/2023[g]	1,640,650
	Hewlett Packard Enterprise Company
507,000	2.450%, 10/5/2017	508,338
760,000	2.850%, 10/5/2018	766,522
760,000	4.400%, 10/15/2022	805,608
	Intel Corporation
320,000	3.100%, 7/29/2022	331,481
925,000	3.700%, 7/29/2025	971,186
1,737,000	4.100%, 5/19/2046	1,802,971
	International Business Machines Corporation
1,544,000	4.700%, 2/19/2046[e]	1,727,029
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,911,250
	Micron Technology, Inc.
4,415,000	7.500%, 9/15/2023	4,939,060
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,745,979
2,400,000	4.200%, 11/3/2035	2,625,334
4,500,000	3.700%, 8/8/2046	4,459,864
1,850,000	4.250%, 2/6/2047	2,005,940
	NXP BV
1,830,000	3.875%, 9/1/2022[g]	1,905,487
	Oracle Corporation
565,000	2.500%, 5/15/2022	570,299
1,544,000	2.400%, 9/15/2023	1,523,746
3,565,000	2.950%, 5/15/2025	3,578,533
	QUALCOMM, Inc.
1,158,000	3.000%, 5/20/2022	1,187,433
748,000	4.300%, 5/20/2047	763,616
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[g]	1,694,950

	Total	68,356,326

Transportation (0.2%)
	Air Canada Pass Through Trust
473,391	3.875%, 3/15/2023[g]	472,208
	American Airlines Pass Through Trust
1,423,682	3.375%, 5/1/2027	1,430,800
	Avis Budget Car Rental, LLC
1,625,000	6.375%, 4/1/2024[e,g]	1,620,937

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Transportation (0.2%) - continued
	Burlington Northern Santa Fe, LLC
$1,120,000	5.750%, 5/1/2040	$1,416,031
3,220,000	5.050%, 3/1/2041	3,768,166
1,175,000	4.450%, 3/15/2043	1,278,221
1,640,000	3.900%, 8/1/2046	1,670,420
	Continental Airlines, Inc.
646,516	4.150%, 4/11/2024	678,842
	CSX Corporation
532,000	3.700%, 11/1/2023	559,226
	Delta Air Lines, Inc.
244,559	4.950%, 5/23/2019	254,036
830,000	2.875%, 3/13/2020	840,794
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[g]	297,034
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	519,853
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,091,224
	Virgin Australia Holdings, Ltd.
238,650	5.000%, 10/23/2023[g]	248,793
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[g]	2,386,337

	Total	18,532,922

U.S. Government and Agencies (6.5%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	732,846
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	683,303
	U.S. Treasury Bonds
9,000,000	2.375%, 5/15/2027	9,058,005
4,750,000	5.250%, 11/15/2028	6,116,922
2,975,000	4.375%, 5/15/2040	3,800,910
35,920,000	3.625%, 2/15/2044	41,442,700
25,136,000	2.500%, 5/15/2046	23,426,551
5,100,000	2.875%, 11/15/2046	5,136,858
2,130,000	3.000%, 2/15/2047	2,201,055
9,620,000	3.000%, 5/15/2047	9,945,425
	U.S. Treasury Bonds, TIPS
35,914,210	0.125%, 1/15/2023	35,580,136
136,195	2.375%, 1/15/2025	155,125
32,073,618	0.625%, 1/15/2026	32,270,262
31,933,964	0.375%, 1/15/2027	31,355,448
96,153	2.125%, 2/15/2040	119,557
1,027,948	0.750%, 2/15/2042	977,875
	U.S. Treasury Notes
56,935,000	1.000%, 11/30/2018	56,659,207
14,000,000	0.750%, 2/15/2019	13,864,928
13,600,000	1.000%, 10/15/2019	13,471,969
111,920,000	1.500%, 10/31/2019	112,059,900
12,740,000	1.500%, 5/15/2020	12,725,069
76,185,000	1.375%, 9/30/2020	75,616,584
5,000,000	1.375%, 5/31/2021	4,930,470
38,359,000	1.125%, 8/31/2021	37,346,092
1,000,000	2.125%, 9/30/2021	1,013,555
6,400,000	1.875%, 2/28/2022	6,407,002
2,000,000	2.125%, 6/30/2022	2,021,484
8,105,000	1.625%, 8/15/2022	7,994,821
1,520,000	1.375%, 9/30/2023	1,458,726
12,900,000	1.625%, 10/31/2023	12,561,878
68,135,000	2.250%, 11/15/2024	68,496,933
2,150,000	2.000%, 11/15/2026	2,096,669
	U.S. Treasury Notes, TIPS
4,435,923	0.125%, 4/15/2021	4,428,905

	Total	636,157,170

Utilities (0.9%)
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,597,916
	Appalachian Power Company
750,000	3.300%, 6/1/2027	759,630
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	676,657
	Atmos Energy Corporation
785,000	3.000%, 6/15/2027	779,868
	Berkshire Hathaway Energy Company
455,000	2.400%, 2/1/2020	458,928
	Calpine Corporation
1,470,000	5.375%, 1/15/2023[e]	1,433,250
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,093,345
1,140,000	3.450%, 8/15/2027	1,150,715
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,281,645
650,000	4.350%, 11/15/2045	701,638
	Consolidated Edison Company of New York, Inc.
579,000	4.500%, 12/1/2045	641,092
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	759,894
	Dominion Energy, Inc.
1,495,000	2.962%, 7/1/2019	1,517,415
1,496,000	2.579%, 7/1/2020	1,503,612
	DTE Electric Company
965,000	3.700%, 3/15/2045	952,975
1,225,000	3.700%, 6/1/2046	1,205,211
	DTE Energy Company
265,000	2.400%, 12/1/2019	266,211
	Duke Energy Corporation
1,073,000	2.100%, 6/15/2018	1,077,163
1,520,000	3.750%, 9/1/2046	1,446,171
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,043,290
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,533,282
	Dynegy, Inc.
2,665,000	7.375%, 11/1/2022[e]	2,631,687
	Edison International
1,520,000	2.950%, 3/15/2023	1,534,894
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019	1,173,953
1,160,000	4.750%, 6/15/2046	1,225,908
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025[e]	2,099,214
	Enel Finance International NV
474,000	6.250%, 9/15/2017[g]	478,176
	Eversource Energy
565,000	1.600%, 1/15/2018	564,130
	Exelon Corporation
825,000	5.100%, 6/15/2045	925,705
1,158,000	4.450%, 4/15/2046	1,198,536
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,143,995
1,385,000	2.950%, 1/15/2020	1,409,580
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	458,422
2,645,000	4.850%, 7/15/2047	2,680,893

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.2%)	Value
Utilities (0.9%) - continued
	Great Plains Energy, Inc.
$1,200,000	2.500%, 3/9/2020	$1,211,113
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	308,299
760,000	5.300%, 7/1/2043	885,728
	Kinder Morgan Energy Partners, LP
1,870,000	6.500%, 9/1/2039	2,119,909
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,113,276
	Monongahela Power Company
990,000	5.400%, 12/15/2043[g]	1,203,929
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,501,620
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	969,463
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	753,229
2,200,000	5.650%, 2/1/2045	2,648,804
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,774,176
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,130,250
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	2,929,300
	Pacific Gas and Electric Company
1,850,000	3.300%, 3/15/2027	1,891,471
1,158,000	4.250%, 3/15/2046	1,233,749
	PG&E Corporation
485,000	2.400%, 3/1/2019	487,395
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	524,881
748,000	3.400%, 6/1/2023	768,622
1,900,000	5.000%, 3/15/2044	2,144,910
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,155,988
	Public Service Electric & Gas Company
1,900,000	3.000%, 5/15/2027	1,904,051
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,707,814
630,000	2.400%, 3/15/2020	632,785
	Southern California Edison Company
375,000	2.400%, 2/1/2022	376,177
1,500,000	4.000%, 4/1/2047	1,571,216
	Southern Company
1,550,000	1.850%, 7/1/2019	1,544,054
1,500,000	2.950%, 7/1/2023	1,490,180
1,870,000	3.250%, 7/1/2026	1,829,535
1,550,000	4.400%, 7/1/2046	1,580,428
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,922,684
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	609,005
	Tesoro Logistics, LP
2,460,000	5.250%, 1/15/2025	2,583,000
	Xcel Energy, Inc.
2,250,000	3.350%, 12/1/2026	2,271,044

	Total	89,183,086

	Total Long-Term Fixed Income (cost $2,816,323,328)	2,841,403,256

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
3,884	Henkel AG & Company KGaA, 1.470%	535,580

	Total	535,580

Energy (<0.1%)
25,286	Alpha Natural Resources, Inc., 0.000%[d]	474,113
25,286	ANR Holdings, Inc., 0.000%[d]	75,858

	Total	549,971

	Total Preferred Stock (cost $600,365)	1,085,551

	Collateral Held for Securities Loaned (0.8%)
81,917,400	Thrivent Cash Management Trust	81,917,400

	Total Collateral Held for Securities Loaned (cost $81,917,400)	81,917,400

Shares or Principal Amount	Short-Term Investments (14.2%)[l]
	Federal Home Loan Bank Discount Notes
11,600,000	0.811%, 7/7/2017[m]	11,598,712
12,000,000	0.840%, 7/19/2017[m]	11,994,672
1,900,000	0.850%, 7/21/2017[m]	1,899,050
3,200,000	1.020%, 8/1/2017[m]	3,197,370
6,750,000	0.990%, 8/2/2017[m]	6,744,263
3,200,000	1.030%, 8/11/2017[m]	3,196,464
2,300,000	0.980%, 8/23/2017[m]	2,296,676
11,000,000	1.030%, 8/30/2017[m]	10,981,927
500,000	1.035%, 9/27/2017[m]	498,769
	Thrivent Core Short-Term Reserve Fund
132,665,962	1.240%	1,326,659,615
	U.S. Treasury Bills
1,600,000	0.864%, 8/3/2017[n]	1,598,829
1,100,000	0.861%, 8/10/2017[n]	1,098,996
520,000	0.930%, 9/7/2017[n]	519,094

	Total Short-Term Investments (cost $1,382,282,905)	1,382,284,437

	Total Investments (cost $9,649,681,972) 109.8%	$10,693,489,935

	Other Assets and Liabilities, Net (9.8%)	(958,646,307)

	Total Net Assets 100.0%	$9,734,843,628

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $254,109,949 or 2.6% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At June 30, 2017, $2,752,540 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of June 30, 2017 was $112,167,973 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,275,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,329,012
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,200,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	2,750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	1,400,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	2,350,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,245,854
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	2,334,205
Digicel, Ltd., 4/15/2021	8/18/2014	3,705,076
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	3,072,006
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	903,384
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	836,026
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	58,501
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	1,325,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	1/30/2017	4,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,575,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	4,425,000
Marlette Funding Trust, 1/17/2023	7/20/2016	1,032,502
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	1,666,246
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	2,100,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	850,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,250,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	4,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	1,300,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	2,033,639
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	2,881,262
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton, Ltd., 4/15/2027	12/16/2016	4,500,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	3,650,815
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	2,426,820
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	5,300,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,123,875
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	866,639
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	4,500,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	656,567
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$27,937,961
Common Stock	51,465,932

Total lending	$79,403,893
Gross amount payable upon return of collateral for securities loaned	$81,917,400

Net amounts due to counterparty	$2,513,507

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$768,075	5.226%, 3/7/2024	$766,477
	Chemours Company, Term Loan
283,189	3.570%, 5/12/2022	283,968
	Contura Energy, Inc., Term Loan
1,411,463	6.230%, 3/17/2024	1,369,119
	Ineos Finance, LLC, Term Loan
1,779,030	3.976%, 3/31/2022[b,c]	1,781,627
	Tronox Pigments BV, Term Loan
1,941,322	4.796%, 3/19/2020	1,951,029

	Total	6,152,220

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
956,709	3.939%, 11/10/2023	959,618
	Berry Plastics Corporation, Term Loan
2,235,000	3.367%, 2/8/2020	2,234,374
815,000	3.367%, 1/6/2021	814,527
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,655,000	5.226%, 11/30/2023	2,663,841
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,871,528	4.226%, 5/15/2022	2,860,760

	Total	9,533,120

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
879,939	3.726%, 11/30/2019	880,309
	Beasley Broadcast Group, Inc., Term Loan
720,453	7.226%, 11/1/2023	727,657
	Cengage Learning Acquisitions, Term Loan
1,122,684	5.339%, 6/7/2023	1,058,253
	Charter Communications Operating, LLC, Term Loan
810,777	3.230%, 7/1/2020	812,910
800,829	3.230%, 1/3/2021	802,831
	Coral-US Co-Borrower, LLC, Term Loan
1,250,000	4.726%, 11/19/2024	1,252,350
	Hargray Merger Subsidiary Corporation, Term Loan
565,000	4.226%, 3/24/2024	565,531
	Intelsat Jackson Holdings SA, Term Loan
650,968	4.000%, 6/30/2019	644,966
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.658%, 1/7/2022	2,557,005
355,000	7.908%, 7/7/2023	353,225
	LTS Buyer, LLC, Term Loan
1,971,286	4.546%, 4/13/2020	1,977,199
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,757,250	5.226%, 5/4/2022	1,726,217
	NEP Broadcasting, LLC, Term Loan
134,286	10.039%, 7/22/2020	134,454
	NEP/NCP Holdco, Inc., Term Loan
2,472,620	4.476%, 1/22/2020	2,471,854
1,745,000	0.000%, 7/21/2022[b,c]	1,744,459
	New LightSquared, Term Loan
394,693	19.939%, 12/7/2020	382,572
	SBA Senior Finance II, LLC, Term Loan
1,803,200	3.480%, 6/10/2022	1,803,651
	SFR Group SA, Term Loan
645,000	3.944%, 6/22/2025	639,156
	Sprint Communications, Inc., Term Loan
2,952,600	3.750%, 2/2/2024	2,951,980
	Syniverse Holdings, Inc., Term Loan
1,506,611	4.296%, 4/23/2019	1,404,915
	TNS, Inc., Term Loan
693,005	5.230%, 2/15/2020	697,683
	Univision Communications, Inc., Term Loan
1,871,463	3.976%, 3/15/2024	1,833,248
	Virgin Media Bristol, LLC, Term Loan
1,475,000	3.909%, 1/31/2025	1,474,631
	WideOpenWest Finance, LLC, Term Loan
2,190,000	0.000%, 8/6/2023[b,c]	2,186,277
3,796,313	4.702%, 8/19/2023	3,789,859
	Zayo Group, LLC, Term Loan
1,437,075	3.716%, 1/19/2024	1,437,678

	Total	36,310,870

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
2,854,804	4.796%, 8/1/2021	2,857,402
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	3.960%, 7/29/2021	1,096,903
	Ceridian HCM Holding, Inc., Term Loan
566,107	4.726%, 9/15/2020	561,510
	Four Seasons Hotels, Ltd., Term Loan
608,471	3.726%, 11/30/2023	612,019
	Golden Nugget, Inc., Term Loan
535,863	4.710%, 11/21/2019	540,889
	Golden Nugget, Inc., Term Loan Delayed Draw
229,656	4.680%, 11/21/2019	231,810
	IMG Worldwide, Inc., Term Loan
633,333	8.476%, 5/6/2022	640,458
	Mohegan Tribal Gaming Authority, Term Loan
1,517,375	5.226%, 10/13/2023[b,c]	1,533,019
	Scientific Games International, Inc., Term Loan
3,411,450	5.108%, 10/1/2021	3,443,211
	Seminole Indian Tribe of Florida, Term Loan
607,663	3.476%, 4/29/2020	608,118

	Total	12,125,339

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
3,150,000	0.000%, 4/28/2022[b,c]	3,132,675
	Albertson’s, LLC, Term Loan
841,965	0.000%, 12/21/2022[b,c]	832,021
1,527,098	0.000%, 6/22/2023[b,c]	1,508,651
	CHS/Community Health Systems, Inc., Term Loan
262,135	3.960%, 12/31/2019	261,656

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
$1,693,538	4.210%, 1/27/2021	$1,689,830
	Endo Luxembourg Finance Company I SARL., Term Loan
975,000	5.500%, 4/27/2024	983,531
	JBS USA LUX SA, Term Loan
2,473,800	5.750%, 10/30/2022[b,c]	2,409,481
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,307,480	5.046%, 6/30/2021	2,292,596
	Valeant Pharmaceuticals International, Inc., Term Loan
5,418,755	5.830%, 4/1/2022	5,489,903

	Total	18,600,344

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
437,250	6.980%, 5/29/2020	439,436
	Expro Holdings UK 2, Ltd., Term Loan
729,375	5.960%, 9/2/2021	495,369
	Fieldwood Energy, LLC, Term Loan
879,760	4.171%, 9/28/2018	843,470
	Houston Fuel Oil Terminal, LLC, Term Loan
1,823,486	4.550%, 8/19/2021[b,c]	1,807,531
	McJunkin Red Man Corporation, Term Loan
879,103	5.226%, 11/9/2019	883,938
	MEG Energy Corporation, Term Loan
788,025	4.696%, 12/31/2023	766,851
	Pacific Drilling SA, Term Loan
1,228,800	4.750%, 6/3/2018	557,568

	Total	5,794,163

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,079,975	4.796%, 4/13/2024	2,056,575
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,145,000	3.462%, 9/20/2020	1,149,007
	Digicel International Finance, Ltd., Term Loan
325,000	4.940%, 5/10/2024	326,931
	DJO Finance, LLC, Term Loan
933,375	4.387%, 6/7/2020	922,679
	MoneyGram International, Inc., Term Loan
1,724,272	4.546%, 3/28/2020	1,723,548
	TransUnion, LLC, Term Loan
969,995	3.726%, 4/26/2022	975,533

	Total	7,154,273

Technology (0.3%)
	Accudyne Industries, LLC, Term Loan
1,145,978	4.226%, 12/13/2019	1,135,768
	Dell International, LLC, Term Loan
572,129	3.730%, 9/7/2023	574,034
	First Data Corporation, Term Loan
2,055,000	3.716%, 4/26/2024	2,054,260
	Harland Clarke Holdings Corporation, Term Loan
890,349	7.296%, 12/31/2021	893,688
963,162	6.796%, 2/9/2022	963,403
	Micron Technologies, Inc., Term Loan
518,690	3.800%, 4/9/2023	522,471
	ON Semiconductor Corporation, Term Loan
413,305	3.476%, 3/31/2023	413,491
	Rackspace Hosting, Inc., Term Loan
1,380,000	0.000%, 11/3/2023[b,c]	1,378,703
	RP Crown Parent, LLC, Term Loan
1,218,875	4.726%, 10/12/2023	1,225,408
	Western Digital Corporation, Term Loan
2,313,375	3.976%, 4/29/2023	2,321,194
	Xerox Business Services, LLC, Term Loan
1,296,742	5.226%, 12/7/2023	1,311,330

	Total	12,793,750

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,360,000	5.726%, 5/18/2023	2,351,150
	OSG Bulk Ships, Inc., Term Loan
949,195	5.430%, 8/5/2019	899,363
	XPO Logistics, Inc., Term Loan
1,240,000	3.405%, 10/30/2021	1,242,306

	Total	4,492,819

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,084,050	4.050%, 1/15/2024	2,079,174
	Intergen NV, Term Loan
859,200	5.800%, 6/13/2020	857,413
	Talen Energy Supply, LLC, Term Loan
767,614	5.226%, 7/6/2023	710,526

	Total	3,647,113

	Total Bank Loans (cost $117,355,757)	116,604,011

	Long-Term Fixed Income (42.2%)
Asset-Backed Securities (2.3%)
	Access Group, Inc.
	1.716%, 2/25/2036, Ser.
847,738	2013-1, Class Ad,e	841,937
	ALM Loan Funding CLO
	2.232%, 10/17/2026, Ser.
2,250,000	2014-11A, Class A1R*,e	2,249,932
	AMSR Trust
	2.609%, 11/17/2033, Ser.
2,700,000	2016-SFR1, Class Ad,e	2,716,863
	Apidos CLO XVIII
	2.273%, 7/22/2026, Ser.
2,225,000	2014-18A, Class A1R*,e	2,224,987
	Ares XXXII CLO, Ltd.
	2.392%, 11/15/2025, Ser.
1,500,000	2014-32A, Class A1R*,e	1,499,985
	Babson CLO, Ltd.
	2.308%, 10/17/2026, Ser.
825,000	2014-IIA, Class AR*,e	825,002
	Bayview Koitere Fund Trust
	4.000%, 11/28/2053, Ser.
1,983,042	2017-SPL3, Class Ad	2,070,295
	Betony CLO, Ltd.
	2.508%, 4/15/2027, Ser.
750,000	2015-1A, Class AR*,e	751,873
	Birchwood Park CLO, Ltd.
	2.338%, 7/15/2026, Ser.
825,000	2014-1A, Class AR*,e	825,469

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (2.3%) - continued
	BlueMountain CLO, Ltd.
$1,650,000	2.298%, 10/15/2026, Ser. 2014-3A, Class A1R*,e	$1,649,993
	Carlyle Global Market Strategies CLO, Ltd.
825,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,e	825,469
	Cent CLO 16, LP
734,164	2.420%, 8/1/2024, Ser. 2012-16A, Class A1AR*,e	734,684
	Cent CLO 22, Ltd.
825,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,e	826,236
	Chesapeake Funding II, LLC
962,439	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	961,298
	Commonbond Student Loan Trust
3,161,187	3.320%, 5/25/2040, Ser. 2016-A, Class A1[d]	3,155,408
	DRB Prime Student Loan Trust
557,440	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	560,424
1,667,865	3.116%, 10/27/2031, Ser. 2015-B, Class A1*,e	1,697,083
2,862,844	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	2,887,975
	Dryden 34 Senior Loan Fund CLO
825,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,e	825,043
	Earnest Student Loan Program, LLC
1,962,160	3.020%, 5/25/2034, Ser. 2016-B, Class A2[d]	1,976,983
1,544,819	2.680%, 7/25/2035, Ser. 2016-C, Class A2[d]	1,546,042
2,125,225	2.720%, 1/25/2041, Ser. 2016-D, Class A2[d]	2,129,326
	Edlinc Student Loan Funding Trust
632,554	3.930%, 10/1/2025, Ser. 2012-A, Class AT*,e	642,912
	Galaxy XX CLO, Ltd.
2,650,000	2.606%, 7/20/2027, Ser. 2015-20A, Class A*,e	2,650,191
	GoldenTree Loan Opportunities IX, Ltd.
825,000	2.540%, 10/29/2026, Ser. 2014-9A, Class AR*,e	827,161
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	2.652%, 2/20/2027, Ser. 2015-22A, Class A1*,e	1,577,366
	Golub Capital Partners CLO 23M, Ltd.
800,000	2.656%, 5/5/2027, Ser. 2015-23A, Class A1*,e	801,431
	Lehman XS Trust
2,964,254	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bf	2,540,243
	Limerock CLO III, LLC
2,500,000	2.356%, 10/20/2026, Ser. 2014-3A, Class A1R*,e	2,501,457
	Madison Park Funding XIV, Ltd.
2,450,000	2.276%, 7/20/2026, Ser. 2014-14A, Class A1R*,e	2,451,039
	Magnetite XII, Ltd.
2,600,000	2.488%, 4/15/2027, Ser. 2015-12A, Class AR*,e	2,613,835
	Marlette Funding Trust
718,478	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	721,715
4,300,000	2.390%, 7/15/2024, Ser. 2017-2A, Class Ad	4,299,991
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	3,504,330
3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	3,457,718
	Morgan Stanley Capital, Inc.
1,710,699	1.366%, 2/25/2037, Ser. 2007-NC2, Class A2FPe	1,006,498
	Mountain View CLO, Ltd.
2,625,000	2.618%, 7/15/2027, Ser. 2015-9A, Class A1A*,e	2,626,790
	Murray Hill Marketplace Trust
1,232,905	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	1,243,966
	Neuberger Berman CLO XIV, Ltd.
1,400,000	2.422%, 1/28/2030, Ser. 2013-14A, Class AR*,e	1,399,990
	Neuberger Berman CLO, Ltd.
600,000	2.306%, 4/22/2029, Ser. 2014-17A, Class AR*,e	599,997
	NZCG Funding CLO, Ltd.
2,650,000	2.720%, 4/27/2027, Ser. 2015-2A, Class A1*,e	2,650,241
	Octagon Investment Partners XX, Ltd.
2,250,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,e	2,249,980
	OHA Loan Funding, LLC
2,500,000	2.306%, 10/20/2026, Ser. 2014-1A, Class A1R*,e	2,500,007
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ad	1,785,180
	OZLM VIII, Ltd.
825,000	2.598%, 10/17/2026, Ser. 2014-8A, Class A1AR*,e	824,998
	Preston Ridge Partners Mortgage Trust, LLC
1,561,021	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,f	1,569,670
	Race Point IX CLO, Ltd.
1,925,000	2.668%, 4/15/2027, Ser. 2015-9A, Class A1*,e	1,927,489
	Renaissance Home Equity Loan Trust
1,942,977	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[f]	1,458,913
2,341,407	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[f]	1,342,597
	Shackleton, Ltd.
2,650,000	2.528%, 4/15/2027, Ser. 2015-7A, Class AR*,e	2,650,135
	SLM Student Loan Trust
1,715,337	1.616%, 3/25/2025, Ser. 2010-1, Class Ae	1,690,466
1,339,443	2.039%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	1,348,966
	SoFi Consumer Loan Program, LLC
1,041,735	3.260%, 8/25/2025, Ser. 2016-1, Class Ad	1,059,284

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (2.3%) - continued
$2,200,000	2.500%, 5/26/2026, Ser. 2017-4, Class Ac,d	$2,199,602
	SoFi Professional Loan Program, LLC
1,045,850	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	1,047,189
	Stanwich Mortgage Loan Company, LLC
2,720,215	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,f	2,727,069
	Symphony CLO VIII, Ltd.
510,698	2.255%, 1/9/2023, Ser. 2012- 8A, Class AR*,e	510,877
	Symphony CLO XV, Ltd.
2,500,000	2.338%, 10/17/2026, Ser. 2014-15A, Class AR*,e	2,507,660
	U.S. Small Business Administration
336,458	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	346,339
	Vericrest Opportunity Loan Transferee
1,713,446	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[d,f]	1,717,645
5,445,764	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[d,f]	5,467,243
1,913,104	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[d,f]	1,925,111
401,040	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,f	402,450
	Verizon Owner Trust
1,625,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ad	1,630,900
	Voya CLO 3, Ltd.
825,000	2.576%, 7/25/2026, Ser. 2014-3A, Class A1*,e	825,147

	Total	113,614,095

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
1,605,000	6.750%, 9/30/2024[d]	1,741,425
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[d]	2,048,800
	Anglo American plc
1,777,000	3.625%, 5/14/2020[d]	1,805,876
	ArcelorMittal SA
1,300,000	6.000%, 3/1/2021	1,399,125
	BWAY Holding Company
1,740,000	5.500%, 4/15/2024[d]	1,776,975
	CF Industries, Inc.
1,800,000	3.450%, 6/1/2023[g]	1,701,000
	First Quantum Minerals, Ltd.
847,000	7.000%, 2/15/2021[d]	868,175
1,165,000	7.500%, 4/1/2025[d]	1,141,700
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[d]	539,901
	Glencore Finance Canada, Ltd.
560,000	6.000%, 11/15/2041[d]	618,285
	Glencore Funding, LLC
395,000	2.218%, 4/16/2018[d,e]	395,869
560,000	4.125%, 5/30/2023[d]	574,610
725,000	4.000%, 3/27/2027[d]	713,401
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,237,253
1,000,000	4.500%, 7/15/2027[c,d]	997,500
	Novelis Corporation
670,000	5.875%, 9/30/2026[d]	690,100
	Olin Corporation
2,055,000	5.125%, 9/15/2027	2,116,650
	Sherwin-Williams Company
1,285,000	3.125%, 6/1/2024	1,291,174
	Steel Dynamics, Inc.
1,430,000	5.000%, 12/15/2026	1,467,538
	Vale Overseas, Ltd.
700,000	5.875%, 6/10/2021	751,450
840,000	6.250%, 8/10/2026	906,150
840,000	6.875%, 11/10/2039	900,900
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,111,713

	Total	26,795,570

Capital Goods (0.8%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,262,000
	Bombardier, Inc.
2,055,000	7.500%, 3/15/2025[d]	2,132,063
	Building Materials Corporation of America
1,575,000	6.000%, 10/15/2025[d]	1,685,250
	Cemex Finance, LLC
2,030,000	9.375%, 10/12/2022[d]	2,156,875
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	866,335
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020	839,008
	CNH Industrial NV
1,100,000	4.500%, 8/15/2023	1,168,750
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,518,875
	General Electric Company
1,422,000	5.000%, 1/21/2021[h]	1,509,311
	L3 Technologies, Inc.
1,056,000	3.950%, 5/28/2024	1,085,887
	Lockheed Martin Corporation
380,000	2.500%, 11/23/2020	385,183
1,136,000	3.600%, 3/1/2035	1,122,156
1,024,000	4.500%, 5/15/2036	1,118,012
284,000	6.150%, 9/1/2036	369,512
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,946,584
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[d]	2,331,787
	Pentair Finance SA
1,700,000	2.900%, 9/15/2018	1,717,593
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	833,445
	Reynolds Group Issuer, Inc.
2,170,000	5.125%, 7/15/2023[d]	2,254,088
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,318,612
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	847,064
	Siemens Financieringsmaatschappij NV
2,255,000	4.200%, 3/16/2047[d]	2,392,242
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[d]	712,125
	Textron, Inc.
680,000	5.600%, 12/1/2017	690,749
825,000	7.250%, 10/1/2019	912,390

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Capital Goods (0.8%) - continued
	United Rentals North America, Inc.
$1,655,000	5.500%, 7/15/2025	$1,733,613
	United Technologies Corporation
1,410,000	4.050%, 5/4/2047	1,446,471
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	263,950

	Total	37,619,930

Collateralized Mortgage Obligations (1.1%)
	Alternative Loan Trust
1,314,929	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	1,109,184
	Angel Oak Mortgage Trust I, LLC
998,522	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	1,001,762
	Bayview Opportunity Master Fund Trust
2,234,198	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad	2,334,364
3,660,826	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad	3,823,042
	BCAP, LLC Trust
1,761,662	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[e]	1,659,682
	Citigroup Mortgage Loan Trust, Inc.
414,687	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	409,989
	CitiMortgage Alternative Loan Trust
1,342,456	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	1,170,173
	COLT Mortgage Loan Trust
1,696,190	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	1,697,221
	Countrywide Alternative Loan Trust
1,668,239	3.045%, 10/25/2035, Ser. 2005-43, Class 4A1	1,412,326
872,878	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	594,238
254,532	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	244,849
2,693,348	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,243,177
1,790,261	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,024,044
	Countrywide Home Loans, Inc.
471,999	5.750%, 4/25/2037, Ser. 2007-3, Class A27	398,670
	Deutsche Alt-A Securities Mortgage Loan Trust
352,629	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	316,239
	Federal Home Loan Mortgage Corporation
5,790,619	3.000%, 4/15/2028, Ser. 4193, Class AIi	523,728
4,756,093	4.000%, 7/15/2031, Ser.- 4104, Class KIi	527,711
4,451,054	3.000%, 2/15/2033, Ser. 4170, Class IGi	521,361
	Federal National Mortgage Association
8,767,607	3.500%, 1/25/2033, Ser. 2012-150, Class YIi	1,146,247
	Greenpoint Mortgage Funding Trust
1,062,033	1.224%, 10/25/2045, Ser. 2005-AR4, Class G41Be	921,229
	IndyMac INDX Mortgage Loan Trust
1,892,798	1.856%, 7/25/2045, Ser. 2005-16IP, Class A1[e]	1,739,320
	J.P. Morgan Mortgage Trust
117,043	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	108,217
2,114,593	1.596%, 1/25/2037, Ser. 2006-S4, Class A8[e]	1,208,763
2,325,333	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,727,204
	MASTR Alternative Loans Trust
350,623	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	360,689
1,477,158	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	725,234
	Merrill Lynch Alternative Note Asset Trust
338,400	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	268,150
	Pretium Mortgage Credit Partners, LLC
2,112,925	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,f	2,120,876
	Residential Accredit Loans, Inc. Trust
2,257,698	1.966%, 6/25/2035, Ser. 2005-QS7, Class A3[e]	1,853,458
552,965	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	500,216
	Residential Asset Securitization Trust
2,787,815	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	756,145
	Sequoia Mortgage Trust
2,176,769	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	1,784,124
	Sunset Mortgage Loan Company, LLC
642,214	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,f	643,319
3,800,000	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,f	3,808,899
1,764,960	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,f	1,766,190
	Towd Point Mortgage Trust
2,769,966	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d]	2,791,140
	Verus Securitization Trust
2,694,496	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,f	2,708,151
	WaMu Mortgage Pass Through Certificates
312,434	2.918%, 9/25/2036, Ser. 2006-AR10, Class 1A2	293,579
299,609	2.937%, 10/25/2036, Ser. 2006-AR12, Class 1A1	287,627
997,653	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	947,296
1,557,461	2.567%, 1/25/2037, Ser. 2006-AR18, Class 1A1	1,398,409
3,167,096	1.692%, 9/25/2046, Ser. 2006-AR11, Class 1Ae	2,673,764

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$1,965,502	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$1,482,571

	Total	55,032,577

Commercial Mortgage-Backed Securities (1.4%)
	Commercial Mortgage Pass-Through Certificates
2,340,000	2.139%, 6/8/2030, Ser. 2013-THL, Class A2[d,e]	2,342,186
	Commercial Mortgage Trust
800,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	813,050
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,671,923	2.776%, 3/25/2023, Ser. K724, Class A1	2,739,484
8,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	8,953,284
8,350,000	3.430%, 1/25/2027, Ser. K063, Class A2	8,764,793
	Federal National Mortgage Association—ACES
2,855,354	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	2,842,795
2,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	2,745,741
4,250,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	4,226,437
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	5,016,155
	Federal National Mortgage Association Grantor Trust
5,600,000	2.898%, 6/25/2027, Ser. 2017-T1, Class A	5,560,401
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	3,108,354
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	4,174,142
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,526,583	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	1,591,903
333,672	5.977%, 2/12/2049, Ser. 2007-CB19, Class AM	334,714
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	2,889,397
	SCG Trust
700,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ad,e	694,699
	UBS Commercial Mortgage Trust
5,005,591	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	5,210,103
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,587,298
2,250,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	2,372,379
	WFRBS Commercial Mortgage Trust
2,800,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	2,836,845

	Total	69,804,160

Communications Services (1.7%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,229,419
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[d]	1,777,074
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,714,781
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	884,519
	American Tower Corporation
105,000	2.800%, 6/1/2020	106,419
1,280,000	3.300%, 2/15/2021	1,313,330
	AT&T, Inc.
600,000	5.875%, 10/1/2019	649,360
360,000	2.226%, 6/30/2020[e]	364,711
963,000	3.875%, 8/15/2021	1,006,115
805,000	3.000%, 6/30/2022	806,415
835,000	3.800%, 3/1/2024	855,560
1,100,000	5.250%, 3/1/2037	1,173,182
840,000	6.350%, 3/15/2040	987,975
950,000	5.550%, 8/15/2041	1,033,515
1,680,000	5.150%, 3/15/2042	1,717,728
546,000	4.750%, 5/15/2046	536,143
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[d]	885,992
1,100,000	3.125%, 11/26/2022[d]	1,118,919
	CBS Corporation
1,475,000	2.500%, 2/15/2023[c]	1,457,644
568,000	3.375%, 2/15/2028[c]	556,759
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[d]	2,241,750
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,760,400
	Charter Communications Operating, LLC
450,000	6.834%, 10/23/2055	549,221
630,000	3.579%, 7/23/2020	650,976
1,070,000	4.908%, 7/23/2025	1,156,041
1,420,000	6.484%, 10/23/2045	1,706,420
	Clear Channel Worldwide Holdings, Inc.
2,160,000	6.500%, 11/15/2022	2,219,832
	Columbus International, Inc.
2,015,000	7.375%, 3/30/2021[d]	2,138,419
	Comcast Corporation
875,000	2.750%, 3/1/2023	883,434
2,190,000	4.400%, 8/15/2035	2,356,692
418,000	4.650%, 7/15/2042	458,922
565,000	4.750%, 3/1/2044	629,590
	Cox Communications, Inc.
476,000	9.375%, 1/15/2019[d]	524,300
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,214,761
2,062,000	5.250%, 1/15/2023	2,290,272
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[d]	259,088

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Communications Services (1.7%) - continued
	Digicel, Ltd.
$2,725,000	6.000%, 4/15/2021*	$2,612,594
	FairPoint Communications, Inc.
1,565,000	8.750%, 8/15/2019[d]	1,607,803
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[d]	1,723,800
	Intelsat Jackson Holdings SA
1,590,000	8.000%, 2/15/2024[d]	1,713,225
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,171,000
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	736,750
	Moody’s Corporation
770,000	2.750%, 12/15/2021	776,383
	Neptune Finco Corporation
2,105,000	10.875%, 10/15/2025[d]	2,533,894
	Nexstar Escrow Corporation
1,700,000	5.625%, 8/1/2024[d]	1,721,250
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	533,313
	S&P Global, Inc.
1,024,000	3.300%, 8/14/2020	1,049,725
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	619,193
	SFR Group SA
2,455,000	6.000%, 5/15/2022[d]	2,568,544
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,574,100
	Sprint Corporation
1,405,000	7.625%, 2/15/2025[g]	1,617,506
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	867,084
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,687,132
	Time Warner, Inc.
560,000	3.600%, 7/15/2025	562,218
780,000	6.250%, 3/29/2041	954,034
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,648,364
	Verizon Communications, Inc.
590,000	2.037%, 6/17/2019[e]	594,403
1,655,000	3.000%, 11/1/2021	1,676,753
2,304,000	5.150%, 9/15/2023	2,558,908
508,000	5.050%, 3/15/2034	538,337
859,000	4.272%, 1/15/2036	829,990
2,272,000	4.862%, 8/21/2046	2,271,437
1,796,000	4.522%, 9/15/2048	1,702,825
	Viacom, Inc.
560,000	4.250%, 9/1/2023	584,520
840,000	5.850%, 9/1/2043	908,215
	Virgin Media Secured Finance plc
1,725,000	5.250%, 1/15/2026[d]	1,795,397

	Total	84,954,375

Consumer Cyclical (1.1%)
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,077,282
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	389,760
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,753,104
	CVS Health Corporation
235,000	2.250%, 8/12/2019	236,429
3,370,000	4.875%, 7/20/2035	3,747,113
1,435,000	5.125%, 7/20/2045	1,647,337
	Daimler Finance North America, LLC
1,120,000	1.792%, 10/30/2019[d,e]	1,124,865
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,307,456
	eBay, Inc.
520,000	2.500%, 3/9/2018	523,011
	Ford Motor Credit Company, LLC
950,000	2.551%, 10/5/2018	956,277
1,000,000	2.943%, 1/8/2019	1,012,883
1,060,000	2.262%, 3/28/2019	1,062,927
100,000	8.125%, 1/15/2020	113,677
560,000	2.459%, 3/27/2020	560,447
420,000	3.200%, 1/15/2021	426,262
820,000	2.565%, 3/28/2022[e]	825,415
	General Motors Financial Company, Inc.
425,000	2.085%, 4/13/2020[e]	427,173
770,000	3.700%, 11/24/2020	796,629
512,000	4.200%, 3/1/2021	536,974
1,250,000	3.150%, 6/30/2022	1,244,687
560,000	3.950%, 4/13/2024	567,812
1,240,000	4.300%, 7/13/2025	1,264,850
	Home Depot, Inc.
1,215,000	3.000%, 4/1/2026	1,221,606
1,330,000	5.400%, 9/15/2040	1,649,012
840,000	4.250%, 4/1/2046	903,804
1,400,000	3.900%, 6/15/2047	1,421,413
	Hyundai Capital America
418,000	2.400%, 10/30/2018[d]	418,885
768,000	3.000%, 10/30/2020[d]	773,407
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,560,000
	KB Home
1,141,000	4.750%, 5/15/2019	1,175,230
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,605,000
	Lear Corporation
1,200,000	5.250%, 1/15/2025	1,269,781
	Lennar Corporation
1,485,000	4.875%, 12/15/2023	1,578,741
840,000	4.500%, 4/30/2024	868,224
	Live Nation Entertainment, Inc.
3,170,000	5.375%, 6/15/2022[d]	3,289,131
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	743,172
1,120,000	2.625%, 1/15/2022	1,126,578
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,331,787
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[d]	1,738,957
	Prime Security Services Borrower, LLC
2,340,000	9.250%, 5/15/2023[d]	2,542,784
	Six Flags Entertainment Corporation
2,790,000	4.875%, 7/31/2024[d]	2,807,075
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	590,150
432,000	4.000%, 12/31/2018	442,800
	Wal-Mart Stores, Inc.
1,120,000	6.200%, 4/15/2038	1,532,765
1,120,000	5.625%, 4/15/2041	1,456,223
	West Corporation
1,175,000	5.375%, 7/15/2022[d]	1,186,750

	Total	56,835,645

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (1.9%)
	Abbott Laboratories
$1,440,000	2.900%, 11/30/2021	$1,453,702
700,000	3.400%, 11/30/2023	716,475
2,250,000	4.750%, 11/30/2036	2,451,787
1,130,000	4.900%, 11/30/2046	1,248,886
	AbbVie, Inc.
2,070,000	2.500%, 5/14/2020	2,093,844
1,320,000	3.600%, 5/14/2025	1,346,603
1,395,000	4.450%, 5/14/2046	1,441,977
	Actavis Funding SCS
900,000	3.850%, 6/15/2024	938,632
1,620,000	4.550%, 3/15/2035	1,730,499
840,000	4.850%, 6/15/2044	909,649
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	568,669
700,000	2.625%, 9/16/2026[g]	674,024
	Amgen, Inc.
1,680,000	2.200%, 5/11/2020	1,688,014
512,000	2.700%, 5/1/2022	514,882
475,000	3.125%, 5/1/2025	476,092
	Anheuser-Busch InBev Finance, Inc.
550,000	2.430%, 2/1/2021[e]	569,617
2,839,000	3.650%, 2/1/2026	2,925,215
2,240,000	4.700%, 2/1/2036	2,474,644
1,320,000	4.900%, 2/1/2046	1,491,906
	Anheuser-Busch InBev Worldwide, Inc.
536,000	3.750%, 1/15/2022	565,212
	BAT International Finance plc
480,000	1.756%, 6/15/2018[d,e]	481,302
	Bayer U.S. Finance, LLC
840,000	3.375%, 10/8/2024[d]	860,154
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,233,995
840,000	4.669%, 6/6/2047	865,224
	Biogen, Inc.
810,000	3.625%, 9/15/2022	847,045
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	473,406
525,000	3.850%, 5/15/2025	542,186
840,000	7.375%, 1/15/2040	1,124,095
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	852,271
590,000	3.500%, 11/24/2020	604,822
	Cardinal Health, Inc.
560,000	3.079%, 6/15/2024	561,205
1,120,000	3.410%, 6/15/2027	1,115,218
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,336,403
260,000	3.550%, 8/15/2022	270,632
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	312,865
	Community Health Systems, Inc.
845,000	8.000%, 11/15/2019[g]	849,225
	Conagra Brands, Inc.
396,000	7.125%, 10/1/2026	496,399
	Constellation Brands, Inc.
705,000	2.700%, 5/9/2022	704,059
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[d]	1,147,905
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[d]	1,987,875
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[d]	2,262,881
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	556,020
1,240,000	4.500%, 2/25/2026	1,314,285
223,000	3.400%, 3/1/2027	215,246
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[d]	322,746
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	263,725
560,000	2.950%, 3/1/2027	543,562
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022	1,030,873
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,153,995
1,105,000	4.500%, 2/15/2027	1,136,769
	Heineken NV
1,290,000	4.350%, 3/29/2047[d]	1,345,715
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[d]	1,271,017
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[d,g]	1,363,000
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,444,184
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,116,227
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	362,940
	McKesson Corporation
650,000	4.883%, 3/15/2044	708,056
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	525,147
	Medtronic, Inc.
4,070,000	4.375%, 3/15/2035	4,478,156
560,000	4.625%, 3/15/2045	631,150
	Merck & Company, Inc.
385,000	1.560%, 2/10/2020[e]	387,740
260,000	3.700%, 2/10/2045	259,680
	Molson Coors Brewing Company
980,000	2.250%, 3/15/2020[d]	979,945
	Mondelez International Holdings Netherlands BV
1,200,000	2.000%, 10/28/2021[d]	1,169,062
	Mondelez International, Inc.
418,000	1.690%, 2/1/2019[e]	419,626
	Mylan NV
1,020,000	3.000%, 12/15/2018	1,033,799
260,000	3.150%, 6/15/2021	264,485
580,000	5.250%, 6/15/2046	635,319
	Newell Rubbermaid, Inc.
748,000	5.500%, 4/1/2046	901,853
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,029,370
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017	604,585
1,563,000	5.700%, 8/15/2035	1,854,065
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[d]	809,805
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,660,243
1,680,000	3.200%, 9/23/2026	1,642,968
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[d]	1,326,870

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Teleflex, Inc.
$560,000	4.875%, 6/1/2026	$572,600
	Tenet Healthcare Corporation
2,285,000	8.125%, 4/1/2022	2,427,812
	Teva Pharmaceutical Finance Netherlands III BV
1,150,000	2.200%, 7/21/2021	1,128,799
700,000	2.800%, 7/21/2023	680,758
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	399,163
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	784,700
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	563,231
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[d]	2,746,081
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	2,034,076

	Total	92,308,944

Energy (1.6%)
	Anadarko Petroleum Corporation
1,680,000	4.850%, 3/15/2021	1,792,980
1,120,000	5.550%, 3/15/2026[g]	1,251,719
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,778,869
	Apache Corporation
595,000	4.750%, 4/15/2043	597,508
	Boardwalk Pipelines, LP
525,000	5.950%, 6/1/2026	584,648
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,025,123
1,560,000	3.535%, 11/4/2024	1,601,585
285,000	3.119%, 5/4/2026	282,501
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	850,523
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,031,866
560,000	6.250%, 3/15/2038	660,638
530,000	4.950%, 6/1/2047	538,631
	Cenovus Energy, Inc.
1,120,000	3.800%, 9/15/2023	1,104,765
	Cheniere Corpus Christi Holdings, LLC
1,635,000	5.875%, 3/31/2025	1,743,319
	Cimarex Energy Company
840,000	4.375%, 6/1/2024	880,595
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	999,574
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,449,084
715,000	4.375%, 1/15/2025	729,300
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,849,662
	Continental Resources, Inc.
1,400,000	5.000%, 9/15/2022	1,373,750
	Devon Energy Corporation
765,000	3.250%, 5/15/2022[g]	760,205
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	868,256
	Enbridge, Inc.
975,000	2.900%, 7/15/2022[c]	972,874
	Encana Corporation
278,000	3.900%, 11/15/2021	283,335
1,120,000	6.500%, 2/1/2038	1,275,024
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,500,750
	Energy Transfer Partners, LP
1,120,000	4.650%, 6/1/2021	1,181,355
765,000	4.900%, 3/15/2035	744,651
600,000	5.150%, 2/1/2043	570,151
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	567,870
420,000	4.850%, 7/15/2026	437,017
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	833,486
	EQT Corporation
500,000	5.150%, 3/1/2018	509,125
754,000	8.125%, 6/1/2019	832,056
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	443,720
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	783,277
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	827,182
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	832,523
1,960,000	6.600%, 10/1/2037[g]	2,165,092
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	385,712
1,153,000	4.750%, 9/15/2044	1,096,845
	MPLX, LP
1,680,000	4.875%, 6/1/2025	1,781,620
850,000	4.125%, 3/1/2027	852,982
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,043,300
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	744,751
	ONEOK, Inc.
1,120,000	7.500%, 9/1/2023	1,335,600
	PBF Holding Company, LLC
2,260,000	7.250%, 6/15/2025[d]	2,178,075
	Petrobras Global Finance BV
340,000	8.375%, 5/23/2021	380,589
1,400,000	6.250%, 3/17/2024	1,426,600
	Petroleos Mexicanos
1,680,000	6.000%, 3/5/2020	1,800,960
368,000	2.378%, 4/15/2025	368,269
790,000	6.750%, 9/21/2047	797,805
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	525,775
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,233,652
1,450,000	5.000%, 10/1/2022	1,554,964
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,870,550
	Rowan Companies, Inc.
220,000	7.375%, 6/15/2025	205,150
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	951,100
1,000,000	5.625%, 4/15/2023	1,111,469
1,140,000	5.750%, 5/15/2024	1,269,497
1,440,000	5.625%, 3/1/2025	1,590,034
	Schlumberger Holdings Corporation
375,000	3.000%, 12/21/2020[d]	381,791
700,000	4.000%, 12/21/2025[d]	733,873
	Shell International Finance BV
360,000	1.632%, 5/11/2020[e]	363,262
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	798,162

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

MODERATE CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Energy (1.6%) - continued
	Sunoco Logistics Partners Operations, LP
$450,000	4.400%, 4/1/2021	$472,789
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	538,125
	Tesoro Corporation
3,755,000	4.750%, 12/15/2023[d]	4,043,760
	Valero Energy Corporation
1,400,000	3.400%, 9/15/2026	1,369,677
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[g]	2,120,000
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,147,976
	Williams Partners, LP
700,000	4.000%, 11/15/2021	728,272
710,000	4.500%, 11/15/2023	757,787
1,050,000	3.750%, 6/15/2027	1,039,429
1,120,000	6.300%, 4/15/2040	1,299,445

	Total	79,814,236

Financials (4.3%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[d]	1,106,953
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	809,311
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	564,943
560,000	4.625%, 10/30/2020	595,102
560,000	4.625%, 7/1/2022	600,101
	Aetna, Inc.
1,100,000	2.800%, 6/15/2023	1,097,941
	Air Lease Corporation
625,000	2.125%, 1/15/2018	626,114
198,000	2.625%, 9/4/2018	199,476
1,400,000	3.375%, 1/15/2019	1,426,083
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	981,600
1,050,000	4.125%, 3/30/2020	1,078,875
	American Express Credit Corporation
590,000	1.817%, 3/18/2019[e]	592,945
1,692,000	1.875%, 5/3/2019	1,692,657
	American International Group, Inc.
320,000	3.300%, 3/1/2021	329,198
768,000	4.125%, 2/15/2024	810,918
1,705,000	3.750%, 7/10/2025	1,736,834
1,560,000	3.900%, 4/1/2026	1,596,072
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,513,434
	Aon plc
384,000	3.875%, 12/15/2025	401,306
	ASP AMC Merger Sub, Inc.
960,000	8.000%, 5/15/2025[d]	909,600
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,145,592
	Banco Santander SA
2,200,000	6.375%, 5/19/2019[h]	2,252,250
	Bank of America Corporation
800,000	2.357%, 3/22/2018[e]	804,838
500,000	2.018%, 4/1/2019[e]	504,610
800,000	2.625%, 10/19/2020	807,998
1,065,000	3.300%, 1/11/2023	1,085,841
1,130,000	2.881%, 4/24/2023	1,131,962
1,056,000	4.000%, 4/1/2024	1,106,635
1,055,000	4.000%, 1/22/2025	1,073,465
795,000	3.500%, 4/19/2026	797,787
1,704,000	4.183%, 11/25/2027	1,733,290
1,160,000	3.824%, 1/20/2028	1,180,266
1,322,000	5.875%, 2/7/2042	1,658,772
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,290,043
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,206,589
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[d]	318,186
	Barclays Bank plc
264,000	10.179%, 6/12/2021[d]	330,624
	Barclays plc
780,000	2.750%, 11/8/2019	787,025
1,680,000	3.684%, 1/10/2023	1,723,598
1,039,000	3.650%, 3/16/2025	1,033,835
	BB&T Corporation
325,000	1.873%, 1/15/2020[e]	327,917
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	648,397
	BPCE SA
725,000	3.000%, 5/22/2022[d]	731,305
	Caisse Centrale Desjardins du Quebec
455,000	1.837%, 1/29/2018[d,e]	456,385
	Capital One Financial Corporation
605,000	2.450%, 4/24/2019	608,257
980,000	2.500%, 5/12/2020	984,175
1,120,000	3.050%, 3/9/2022	1,128,679
	Capital One NA
1,405,000	2.350%, 1/31/2020	1,405,365
	CBOE Holdings, Inc.
630,000	1.950%, 6/28/2019	629,810
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021	2,189,250
	Cigna Corporation
775,000	5.375%, 2/15/2042	933,038
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,235,813
	Citigroup, Inc.
415,000	1.925%, 4/8/2019[e]	417,692
1,400,000	1.945%, 1/10/2020[e]	1,410,118
1,075,000	2.700%, 3/30/2021	1,082,037
1,275,000	2.750%, 4/25/2022	1,275,061
690,000	4.050%, 7/30/2022	721,234
1,990,000	4.400%, 6/10/2025	2,072,328
1,120,000	3.200%, 10/21/2026	1,089,340
840,000	4.125%, 7/25/2028	852,804
441,000	4.650%, 7/30/2045	480,220
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,224,427
1,165,000	2.200%, 5/26/2020	1,162,912
	Commonwealth Bank of Australia
840,000	2.250%, 3/10/2020[d]	841,751
	Compass Bank
1,060,000	2.750%, 9/29/2019	1,068,255
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,629,086
3,360,000	4.625%, 12/1/2023	3,620,346
	Credit Agricole SA
485,000	1.958%, 4/15/2019[d,e]	488,354
900,000	3.375%, 1/10/2022[d]	923,973
	Credit Suisse AG
512,000	5.400%, 1/14/2020	549,775
	Credit Suisse Group Funding, Ltd.
2,961,000	2.750%, 3/26/2020	2,984,072

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (4.3%) - continued
$1,200,000	3.125%, 12/10/2020	$1,222,460
1,024,000	3.750%, 3/26/2025	1,034,693
	DDR Corporation
1,190,000	4.625%, 7/15/2022	1,245,805
	Deutsche Bank AG
1,630,000	3.375%, 5/12/2021	1,650,756
700,000	4.250%, 10/14/2021	732,944
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,153,724
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,282,517
	Duke Realty, LP
260,000	3.875%, 2/15/2021	270,257
780,000	4.375%, 6/15/2022	831,131
	ERP Operating, LP
267,000	3.375%, 6/1/2025	268,680
	European Investment Bank
755,000	1.875%, 3/15/2019	759,244
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	559,387
310,000	2.875%, 10/1/2021	315,852
915,000	2.600%, 6/15/2022	910,190
	Five Corners Funding Trust
1,400,000	4.419%, 11/15/2023[d]	1,503,232
	GE Capital International Funding Company
3,692,000	4.418%, 11/15/2035	4,022,574
	Goldman Sachs Group, Inc.
1,170,000	2.372%, 4/30/2018[e]	1,178,915
430,000	2.282%, 11/15/2018[e]	434,469
2,150,000	5.375%, 3/15/2020	2,321,389
460,000	2.313%, 4/23/2020[e]	467,680
1,975,000	5.375%, 5/10/2020[h]	2,075,330
3,448,000	5.250%, 7/27/2021	3,778,829
1,110,000	3.000%, 4/26/2022	1,120,263
1,120,000	2.908%, 6/5/2023	1,115,558
512,000	3.500%, 1/23/2025	517,606
1,980,000	3.691%, 6/5/2028	1,988,078
800,000	4.750%, 10/21/2045	886,414
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,386,367
	HBOS plc
1,384,000	6.750%, 5/21/2018[d]	1,439,552
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,704,722
520,000	3.400%, 2/1/2025	512,087
	HSBC Bank plc
1,065,000	1.822%, 5/15/2018[d,e]	1,069,278
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,081,109
1,075,000	6.875%, 6/1/2021[g,h]	1,161,000
925,000	2.650%, 1/5/2022	921,871
850,000	3.600%, 5/25/2023	878,282
1,040,000	3.900%, 5/25/2026	1,073,597
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	283,907
	Huntington National Bank
720,000	2.200%, 11/6/2018	722,010
	Icahn Enterprises, LP
1,145,000	6.000%, 8/1/2020	1,178,634
750,000	6.750%, 2/1/2024	781,950
	ING Capital Funding Trust III
825,000	4.896%, 9/30/2017[e,h]	827,574
	ING Groep NV
855,000	3.150%, 3/29/2022	871,189
	International Lease Finance Corporation
275,000	4.625%, 4/15/2021	292,670
550,000	5.875%, 8/15/2022	620,859
	J.P. Morgan Chase & Company
980,000	6.300%, 4/23/2019	1,054,782
365,000	2.250%, 1/23/2020	366,108
1,200,000	1.882%, 6/1/2021[e]	1,201,661
670,000	2.295%, 8/15/2021	666,037
1,220,000	4.500%, 1/24/2022	1,320,938
768,000	3.200%, 1/25/2023	782,929
1,400,000	2.700%, 5/18/2023	1,384,463
565,000	2.383%, 10/24/2023[e]	573,493
1,040,000	3.625%, 5/13/2024	1,072,702
2,040,000	3.125%, 1/23/2025	2,028,241
855,000	3.300%, 4/1/2026	849,101
	KeyBank NA
860,000	2.350%, 3/8/2019	865,612
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,098,591
	Kookmin Bank
900,000	1.625%, 8/1/2019[d]	885,960
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[d]	614,121
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,440,004
	Lincoln National Corporation
575,000	8.750%, 7/1/2019	646,491
	Lloyds Bank plc
515,000	1.770%, 3/16/2018[e]	515,862
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[d]	912,956
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,035,195
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	916,423
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	763,029
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,506,677
780,000	2.436%, 4/25/2018[e]	786,793
460,000	2.310%, 1/27/2020[e]	466,960
560,000	5.550%, 7/15/2020[h]	585,060
675,000	2.500%, 4/21/2021	674,419
1,400,000	2.625%, 11/17/2021	1,397,792
1,260,000	2.750%, 5/19/2022	1,259,584
660,000	4.875%, 11/1/2022	716,507
975,000	4.000%, 7/23/2025	1,017,734
1,350,000	4.350%, 9/8/2026	1,403,652
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,669,512
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	664,667
	National City Corporation
1,519,000	6.875%, 5/15/2019	1,652,889
	New York Life Global Funding
840,000	2.300%, 6/10/2022[d]	835,416
	Park Aerospace Holdings, Ltd.
2,570,000	5.500%, 2/15/2024[d]	2,684,365
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	316,894
	Quicken Loans, Inc.
2,665,000	5.750%, 5/1/2025[d]	2,751,613

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (4.3%) - continued
	Realty Income Corporation
$1,120,000	4.125%, 10/15/2026	$1,157,839
	Regions Bank
261,000	7.500%, 5/15/2018	273,238
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,004,083
768,000	3.200%, 2/8/2021	785,146
	Reinsurance Group of America, Inc.
579,000	5.000%, 6/1/2021	629,237
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	397,643
	Royal Bank of Scotland Group plc
1,400,000	8.625%, 8/15/2021[h]	1,526,000
800,000	3.875%, 9/12/2023	815,842
	Santander Holdings USA, Inc.
725,000	3.450%, 8/27/2018	735,186
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	908,797
	Santander UK plc
456,000	3.050%, 8/23/2018	461,724
	Simon Property Group, LP
330,000	2.500%, 9/1/2020	332,960
1,115,000	2.750%, 2/1/2023	1,110,542
1,120,000	4.250%, 11/30/2046	1,119,447
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[d]	618,768
	Societe Generale SA
840,000	4.750%, 11/24/2025[d,g]	880,821
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[d]	1,921,990
	State Street Corporation
510,000	2.081%, 8/18/2020[e]	520,846
	Sumitomo Mitsui Banking Corporation
545,000	1.738%, 1/16/2018[e]	546,281
	Sumitomo Mitsui Financial Group, Inc.
840,000	3.010%, 10/19/2026	822,019
	SunTrust Banks, Inc.
1,120,000	2.250%, 1/31/2020	1,124,749
	Svenska Handelsbanken AB
715,000	1.757%, 6/17/2019[e]	718,179
	Synchrony Financial
1,400,000	3.000%, 8/15/2019	1,419,796
305,000	2.402%, 2/3/2020[e]	307,304
330,000	4.250%, 8/15/2024	337,091
	Toronto-Dominion Bank
375,000	2.172%, 12/14/2020[e]	380,446
	UBS Group Funding Jersey, Ltd.
1,280,000	2.950%, 9/24/2020[d]	1,307,497
768,000	4.125%, 9/24/2025[d]	805,119
	UBS Group Funding Switzerland AG
1,105,000	3.491%, 5/23/2023[d]	1,130,402
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	229,656
2,470,000	4.625%, 7/15/2035	2,779,167
	USB Realty Corporation
310,000	2.305%, 1/15/2022[d,e,h]	271,250
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,203,853
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	954,424
2,836,000	3.125%, 7/15/2024[c]	2,792,975
	Wells Fargo & Company
455,000	1.852%, 1/30/2020[e]	457,962
1,020,000	2.550%, 12/7/2020	1,031,607
1,150,000	3.069%, 1/24/2023	1,165,282
1,120,000	3.450%, 2/13/2023	1,146,566
1,040,000	3.000%, 2/19/2025	1,023,950
1,600,000	3.000%, 4/22/2026	1,562,805
1,140,000	3.000%, 10/23/2026	1,110,202
1,930,000	4.900%, 11/17/2045	2,107,371
	Welltower, Inc.
520,000	3.750%, 3/15/2023	539,502
1,060,000	4.000%, 6/1/2025	1,096,094

	Total	214,226,371

Foreign Government (0.2%)
	Argentina Government International Bond
820,000	7.500%, 4/22/2026[g]	881,500
280,000	6.875%, 1/26/2027	289,520
	Brazil Government International Bond
755,000	7.125%, 1/20/2037	862,588
	Colombia Government International Bond
925,000	3.875%, 4/25/2027[g]	933,325
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	449,204
	Indonesia Government International Bond
1,700,000	5.250%, 1/8/2047[d]	1,849,537
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[d]	731,652
	Mexico Government International Bond
1,400,000	4.150%, 3/28/2027	1,449,700
	Turkey Government International Bond
1,704,000	5.750%, 5/11/2047	1,666,512

	Total	9,113,538

Mortgage-Backed Securities (12.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
37,325,000	3.000%, 7/1/2031[c]	38,322,279
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
64,500,000	4.000%, 7/1/2047[c]	67,823,259
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,180,951	1.746%, 7/1/2043[e]	4,289,899
74,425,000	3.000%, 7/1/2047[c]	74,308,711
245,400,000	3.500%, 7/1/2047[c]	251,968,352
141,275,000	4.000%, 7/1/2047[c]	148,482,229
50,850,000	4.500%, 7/1/2047[c]	54,532,613

	Total	639,727,342

Technology (1.0%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	320,936
	Apple, Inc.
360,000	1.482%, 5/6/2020[e]	362,220
690,000	3.000%, 2/9/2024	700,291
1,792,000	3.200%, 5/13/2025	1,830,351
1,120,000	3.200%, 5/11/2027	1,130,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Technology (1.0%) - continued
$1,505,000	3.000%, 6/20/2027	$1,497,610
768,000	4.650%, 2/23/2046	862,110
1,400,000	4.250%, 2/9/2047	1,487,094
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	569,163
	Avnet, Inc.
820,000	3.750%, 12/1/2021	833,163
	Baidu, Inc.
1,275,000	3.000%, 6/30/2020	1,292,111
	Cisco Systems, Inc.
480,000	1.702%, 3/1/2019[e]	483,506
	CommScope Technologies Finance, LLC
1,480,000	6.000%, 6/15/2025[d]	1,579,900
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[d]	695,922
1,400,000	5.450%, 6/15/2023[d]	1,519,048
396,000	6.020%, 6/15/2026[d]	436,237
560,000	8.350%, 7/15/2046[d]	723,533
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	2,012,588
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,082,652
1,109,000	3.625%, 10/15/2020	1,161,630
	First Data Corporation
970,000	5.375%, 8/15/2023[d]	1,013,650
	Hewlett Packard Enterprise Company
377,000	2.450%, 10/5/2017	377,995
565,000	2.850%, 10/5/2018	569,849
565,000	4.400%, 10/15/2022	598,906
	Intel Corporation
185,000	3.100%, 7/29/2022	191,637
685,000	3.700%, 7/29/2025	719,203
1,188,000	4.100%, 5/19/2046	1,233,120
	International Business Machines Corporation
1,056,000	4.700%, 2/19/2046[g]	1,181,180
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	2,002,812
	Micron Technology, Inc.
3,085,000	7.500%, 9/15/2023	3,451,190
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,802,049
1,575,000	4.200%, 11/3/2035	1,722,875
3,350,000	3.700%, 8/8/2046	3,320,121
1,400,000	4.250%, 2/6/2047	1,518,009
	NXP BV
1,390,000	3.875%, 9/1/2022[d]	1,447,338
	Oracle Corporation
330,000	2.500%, 5/15/2022	333,095
1,056,000	2.400%, 9/15/2023	1,042,147
2,765,000	2.950%, 5/15/2025	2,775,496
	QUALCOMM, Inc.
792,000	3.000%, 5/20/2022	812,130
560,000	4.300%, 5/20/2047	571,691
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[d]	1,242,600

	Total	48,507,783

Transportation (0.3%)
	Air Canada Pass Through Trust
276,889	3.875%, 3/15/2023[d]	276,197
	American Airlines Pass Through Trust
1,138,946	3.375%, 5/1/2027	1,144,640
	Avis Budget Car Rental, LLC
1,195,000	6.375%, 4/1/2024[d,g]	1,192,013
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,074,666
2,485,000	5.050%, 3/1/2041	2,908,041
900,000	4.450%, 3/15/2043	979,063
1,175,000	3.900%, 8/1/2046	1,196,795
	Continental Airlines, Inc.
586,281	4.150%, 4/11/2024	615,595
	CSX Corporation
494,000	3.700%, 11/1/2023	519,281
	Delta Air Lines, Inc.
232,331	4.950%, 5/23/2019	241,334
630,000	2.875%, 3/13/2020	638,193
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[d]	286,931
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	300,699
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	857,753
	Virgin Australia Holdings, Ltd.
190,384	5.000%, 10/23/2023[d]	198,475
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[d]	1,650,463

	Total	14,080,139

U.S. Government and Agencies (9.8%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	278,210
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	262,809
	U.S. Treasury Bonds
7,000,000	2.375%, 5/15/2027	7,045,115
1,075,000	4.375%, 5/15/2040	1,373,438
470,000	3.625%, 2/15/2044	542,262
26,928,000	2.500%, 5/15/2046	25,096,681
3,290,000	2.875%, 11/15/2046	3,313,777
3,825,000	3.000%, 2/15/2047	3,952,598
7,400,000	3.000%, 5/15/2047	7,650,327
	U.S. Treasury Bonds, TIPS
7,520,746	0.125%, 1/15/2023	7,450,788
51,884	2.375%, 1/15/2025	59,095
28,780,850	0.625%, 1/15/2026	28,957,306
23,684,778	0.375%, 1/15/2027	23,255,705
33,937	2.125%, 2/15/2040	42,197
459,871	0.750%, 2/15/2042	437,470
	U.S. Treasury Notes
300,000	0.875%, 3/31/2018	299,133
21,220,000	1.000%, 11/30/2018	21,117,210
22,250,000	0.750%, 2/15/2019	22,035,332
15,200,000	1.000%, 10/15/2019	15,056,907
41,710,000	1.500%, 10/31/2019	41,762,137
8,800,000	1.500%, 5/15/2020	8,789,686
79,080,000	1.375%, 9/30/2020	78,489,984
10,250,000	1.375%, 5/31/2021	10,107,464
59,409,000	1.125%, 8/31/2021	57,840,246
12,600,000	1.875%, 2/28/2022	12,613,784
41,325,000	2.125%, 6/30/2022	41,768,913
10,765,000	1.625%, 8/15/2022	10,618,661
1,120,000	1.375%, 9/30/2023	1,074,851
47,630,000	2.250%, 11/15/2024	47,883,011
2,100,000	2.000%, 11/15/2026	2,047,910

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
U.S. Government and Agencies (9.8%) - continued
	U.S. Treasury Notes, TIPS
$2,063,220	0.125%, 4/15/2021	$2,059,956

	Total	483,282,963

Utilities (1.3%)
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,752,982
	Appalachian Power Company
560,000	3.300%, 6/1/2027	567,190
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	395,970
	Atmos Energy Corporation
600,000	3.000%, 6/15/2027	596,077
	Berkshire Hathaway Energy Company
358,000	2.400%, 2/1/2020	361,091
	Calpine Corporation
1,450,000	5.375%, 1/15/2023[g]	1,413,750
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	805,623
840,000	3.450%, 8/15/2027	847,895
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,010,528
395,000	4.350%, 11/15/2045	426,380
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	425,180
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	519,720
	Dominion Energy, Inc.
1,070,000	2.962%, 7/1/2019	1,086,043
1,120,000	2.579%, 7/1/2020	1,125,699
	DTE Electric Company
760,000	3.700%, 3/15/2045	750,530
890,000	3.700%, 6/1/2046	875,623
	DTE Energy Company
155,000	2.400%, 12/1/2019	155,709
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	903,492
1,120,000	3.750%, 9/1/2046	1,065,599
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	785,000
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,073,297
	Dynegy, Inc.
1,720,000	7.375%, 11/1/2022[g]	1,698,500
	Edison International
1,050,000	2.950%, 3/15/2023	1,060,289
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019	799,287
820,000	4.750%, 6/15/2046	866,590
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025[g]	1,597,228
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	453,964
	Eversource Energy
330,000	1.600%, 1/15/2018	329,492
	Exelon Corporation
580,000	5.100%, 6/15/2045	650,799
792,000	4.450%, 4/15/2046	819,724
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	817,898
970,000	2.950%, 1/15/2020	987,215
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	348,800
2,015,000	4.850%, 7/15/2047	2,042,344
	Great Plains Energy, Inc.
905,000	2.500%, 3/9/2020	913,381
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	297,813
560,000	5.300%, 7/1/2043	652,642
	Kinder Morgan Energy Partners, LP
1,400,000	6.500%, 9/1/2039	1,587,097
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,131,976
	Monongahela Power Company
780,000	5.400%, 12/15/2043[d]	948,550
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,026,107
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	663,052
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	563,914
1,475,000	5.650%, 2/1/2045	1,775,903
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,317,352
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,541,250
	Oncor Electric Delivery Company, LLC
2,240,000	3.750%, 4/1/2045	2,193,059
	Pacific Gas and Electric Company
1,400,000	3.300%, 3/15/2027	1,431,384
768,000	4.250%, 3/15/2046	818,238
	PG&E Corporation
375,000	2.400%, 3/1/2019	376,852
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	384,362
560,000	3.400%, 6/1/2023	575,439
1,275,000	5.000%, 3/15/2044	1,439,347
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	865,445
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,413,006
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,338,135
370,000	2.400%, 3/15/2020	371,636
	Southern California Edison Company
220,000	2.400%, 2/1/2022	220,691
1,135,000	4.000%, 4/1/2047	1,188,886
	Southern Company
1,080,000	1.850%, 7/1/2019	1,075,857
1,150,000	2.950%, 7/1/2023	1,142,471
1,425,000	3.250%, 7/1/2026	1,394,164
1,100,000	4.400%, 7/1/2046	1,121,594
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,439,442
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	451,842
	Tesoro Logistics, LP
1,755,000	5.250%, 1/15/2025	1,842,750
	Xcel Energy, Inc.
1,670,000	3.350%, 12/1/2026	1,685,620

	Total	65,604,765

	Total Long-Term Fixed Income (cost $2,080,209,581)	2,091,322,433

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (26.7%)	Value
Affiliated Equity Holdings (9.8%)
2,636,950	Thrivent Large Cap Stock Portfolio	$34,671,942
9,209,186	Thrivent Large Cap Value Portfolio	156,271,602
4,288,831	Thrivent Mid Cap Stock Portfolio	80,493,202
17,318,825	Thrivent Partner Worldwide Allocation Portfolio	175,957,531
2,123,607	Thrivent Small Cap Stock Portfolio	39,872,205

	Total	487,266,482

Affiliated Fixed Income Holdings (14.6%)
25,261,969	Thrivent High Yield Portfolio	122,515,499
36,075,635	Thrivent Income Portfolio	370,078,298
23,371,713	Thrivent Limited Maturity Bond Portfolio	230,470,796

	Total	723,064,593

Equity Funds/Exchange Traded Funds (0.3%)
3,110	iShares Russell 2000 Growth Index Fund	524,875
3,031	iShares Russell 2000 Index Fund	427,129
3,350	iShares Russell 2000 Value Index Fund	398,214
5,870	Materials Select Sector SPDR Fund	315,865
41,336	SPDR S&P 500 ETF Trust	9,995,045
49,720	SPDR S&P Bank ETF	2,163,814
8,730	SPDR S&P Biotech ETF	673,781

	Total	14,498,723

Fixed Income Funds/Exchange Traded Funds (2.0%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,582,320
536,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	64,641,564
330,600	Vanguard Short-Term Corporate Bond ETF	26,461,224

	Total	98,685,108

	Total Registered Investment Companies (cost $1,204,692,550)	1,323,514,906

	Common Stock (22.1%)
Consumer Discretionary (3.1%)
29,216	Amazon.com, Inc.[j]	28,281,088
25,050	American Axle & Manufacturing Holdings, Inc.[j]	390,780
1,845	American Public Education, Inc.[j]	43,634
45,181	Aramark	1,851,517
3,350	Armstrong Flooring, Inc.[j]	60,200
3,980	Ascent Capital Group, Inc.[j]	61,133
13,320	Barnes & Noble Education, Inc.[j]	141,592
10,120	Bloomin’ Brands, Inc.	214,848
15,570	BorgWarner, Inc.	659,545
21,885	Bright Horizons Family Solutions, Inc.[j]	1,689,741
15,260	Brunswick Corporation	957,260
4,450	Buffalo Wild Wings, Inc.[j]	563,815
3,450	Burlington Stores, Inc.	317,366
18,640	Caleres, Inc.	517,819
17,324	Callaway Golf Company	221,401
2,758	Cedar Fair, LP	198,852
5,421	Century Casinos, Inc.[j]	39,953
2,050	Cheesecake Factory, Inc.	103,115
1,060	Children’s Place, Inc.	108,226
860	Chipotle Mexican Grill, Inc.[j]	357,846
1,776	Citi Trends, Inc.	37,687
3,920	ClubCorp Holdings, Inc.	51,352
585,383	Comcast Corporation	22,783,106
14,792	Core-Mark Holding Company, Inc.	489,024
9,559	CSS Industries, Inc.	250,063
8,758	Culp, Inc.	284,635
59,539	Delphi Automotive plc	5,218,593
4,515	Discovery Communications, Inc., Class Aj	116,622
59,983	Discovery Communications, Inc., Class Cj	1,512,171
10,650	DISH Network Corporation[j]	668,394
22,830	Dollar Tree, Inc.[j]	1,596,274
2,260	Domino’s Pizza, Inc.	478,058
13,050	DSW, Inc.	230,985
18,483	Duluth Holdings, Inc.[g]	336,575
5,875	Entravision Communications Corporation	38,775
6,328	Expedia, Inc.	942,556
86,492	Extended Stay America, Inc.	1,674,485
2,700	Five Below, Inc.[j]	133,299
6,870	FTD Companies, Inc.[j]	137,400
7,563	G-III Apparel Group, Ltd.[j]	188,697
39,485	Gray Television, Inc.[j]	540,945
8,680	Habit Restaurants, Inc.[j]	137,144
132,864	Harley-Davidson, Inc.	7,177,313
12,348	Haverty Furniture Companies, Inc.	309,935
77,900	Home Depot, Inc.	11,949,860
14,390	Houghton Mifflin Harcourt Company[j]	176,997
1,280	Hyatt Hotels Corporation[j]	71,949
18,252	International Speedway Corporation	685,363
11,740	La-Z-Boy, Inc.	381,550
2,011	Libbey, Inc.	16,209
20,420	Liberty Interactive Corporation[j]	501,107
31,146	Liberty Media Corporation-Liberty SiriusXM[j]	1,298,788
2,370	Lithia Motors, Inc.	223,325
144,419	Lowe’s Companies, Inc.	11,196,805
17,850	Modine Manufacturing Company[j]	295,417
6,380	Nautilus, Inc.[j]	122,177
35,610	Newell Brands, Inc.	1,909,408
20,520	News Corporation, Class A	281,124
6,700	News Corporation, Class B	94,805
27,020	Norwegian Cruise Line Holdings, Ltd.[j]	1,466,916
18,321	Nutrisystem, Inc.	953,608
1,510	O’Reilly Automotive, Inc.[j]	330,297
7,490	Oxford Industries, Inc.	468,050
5,680	Papa John’s International, Inc.	407,597
41,970	Pinnacle Entertainment, Inc.[j]	829,327
8,130	Polaris Industries, Inc.[g]	749,830
3,210	Priceline Group, Inc.[j]	6,004,369
13,202	PVH Corporation	1,511,629
13,270	Ross Stores, Inc.	766,077
9,770	Ruth’s Hospitality Group, Inc.	212,497
82,514	Scripps Networks Interactive, Inc.	5,636,531
2,662	Shoe Carnival, Inc.	55,583
5,090	Signet Jewelers, Ltd.[g]	321,892
24,480	Six Flags Entertainment Corporation	1,459,253
1,240	Snap-On, Inc.	195,920
2,700	Stamps.com, Inc.[j]	418,162
1,200	Standard Motor Products, Inc.	62,664
56,550	Staples, Inc.	569,458
96,756	Starbucks Corporation	5,641,842
4,070	Steven Madden, Ltd.[j]	162,596
19,150	Taylor Morrison Home Corporation[j]	459,792
2,718	Tenneco, Inc.	157,182
16,030	Thomson Reuters Corporation	742,029
26,350	Time, Inc.	378,123
36,190	Toll Brothers, Inc.	1,429,867
48,121	Tower International, Inc.	1,080,316
30,242	Tuesday Morning Corporation[j]	57,460

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Consumer Discretionary (3.1%) - continued
12,137	Tupperware Brands Corporation	$852,382
1,600	Ulta Beauty, Inc.[j]	459,744
1,400	Vail Resorts, Inc.	283,962
7,490	VF Corporation	431,424
940	Visteon Corporation[j]	95,936
53,618	Walt Disney Company	5,696,912
2,875	Whirlpool Corporation	550,907
10,240	Wingstop, Inc.[g]	316,416
2,650	Wyndham Worldwide Corporation	266,086
16,050	Zoe’s Kitchen, Inc.[g,j]	191,156

	Total	152,992,495

Consumer Staples (0.7%)
60,610	Altria Group, Inc.	4,513,627
11,410	Blue Buffalo Pet Products, Inc.[j]	260,262
29,130	Cott Corporation	420,637
100,730	CVS Health Corporation	8,104,736
72,821	Darling Ingredients, Inc.[j]	1,146,203
2,424	e.l.f. Beauty, Inc.[j]	65,957
19,450	Hain Celestial Group, Inc.[j]	755,049
4,750	Ingredion, Inc.	566,247
6,950	Inter Parfums, Inc.	254,717
21,510	Kimberly-Clark Corporation	2,777,156
14,580	MGP Ingredients, Inc.[g]	746,059
34,630	Mondelez International, Inc.	1,495,670
22,940	Monster Beverage Corporation[j]	1,139,659
21,930	PepsiCo, Inc.	2,532,696
42,070	Pinnacle Foods, Inc.	2,498,958
3,083	Revlon, Inc.[j]	73,067
2,470	Seneca Foods Corporation[j]	76,693
48,154	SpartanNash Company	1,250,078
45,840	SUPERVALU, Inc.[j]	150,814
38,870	US Foods Holding Corporation	1,058,041
63,360	Wal-Mart Stores, Inc.	4,795,085

	Total	34,681,411

Energy (1.1%)
51,250	Anadarko Petroleum Corporation	2,323,675
8,156	Arch Coal, Inc.[g]	557,055
57,962	Archrock, Inc.	660,767
26,014	Bill Barrett Corporation[j]	79,863
12,982	California Resources Corporation[g,j]	110,996
25,435	Callon Petroleum Company[j]	269,865
4,858	CARBO Ceramics, Inc.[j]	33,277
102,560	Chevron Corporation	10,700,085
2,020	Cimarex Energy Company	189,900
16,330	Concho Resources, Inc.[j]	1,984,585
8,690	Contango Oil & Gas Company[j]	57,702
6,350	Continental Resources, Inc.[j]	205,295
15,449	Contura Energy, Inc.[g]	1,011,909
5,569	Delek US Holdings, Inc.	147,244
93,780	Devon Energy Corporation	2,998,147
21,690	Ensco plc	111,920
46,545	EQT Corporation	2,727,072
7,910	Era Group, Inc.[j]	74,829
6,300	Exterran Corporation[j]	168,210
47,600	Exxon Mobil Corporation	3,842,748
28,372	Fairmount Santrol Holdings, Inc.[j]	110,651
124,150	Halliburton Company	5,302,446
7,260	HollyFrontier Corporation	199,432
473,603	Marathon Oil Corporation	5,612,196
3,883	Matrix Service Company[j]	36,306
10,614	Newpark Resources, Inc.[j]	78,013
15,990	Noble Corporation	57,884
24,513	Oil States International, Inc.[j]	665,528
29,183	Overseas Shipholding Group, Inc.[j]	77,627
9,670	Par Pacific Holdings, Inc.[g,j]	174,447
17,938	Parsley Energy, Inc.[j]	497,779
40,180	Patterson-UTI Energy, Inc.	811,234
60,020	Pioneer Energy Services Corporation[j]	123,041
26,270	Pioneer Natural Resources Company	4,192,167
2,258	Range Resources Corporation	52,318
70,810	Rowan Companies plc[j]	725,094
9,470	RPC, Inc.[g]	191,389
36,019	Smart Sand, Inc.[j]	320,929
67,741	Teekay Tankers, Ltd.	127,353
21,331	Tesco Corporation[j]	94,923
5,696	TETRA Technologies, Inc.[j]	15,892
4,850	U.S. Silica Holdings, Inc.	172,126
709,880	Weatherford International plc[j]	2,747,236
9,296	Westmoreland Coal Company[j]	45,272
84,690	Whiting Petroleum Corporation[j]	466,642
61,040	WPX Energy, Inc.[j]	589,646

	Total	51,742,715

Financials (4.2%)
12,160	Affiliated Managers Group, Inc.	2,016,858
15,900	AG Mortgage Investment Trust, Inc.	290,970
39,240	AGNC Investment Corporation	835,420
5,690	Allied World Assurance Company Holdings AG	301,001
21,000	Ally Financial, Inc.	438,900
49,360	American International Group, Inc.	3,085,987
12,504	Ameris Bancorp	602,693
10,914	Aon plc	1,451,016
2,473	Argo Group International Holdings, Ltd.	149,864
17,920	Aspen Insurance Holdings, Ltd.	893,312
37,720	Assured Guaranty, Ltd.	1,574,433
19,534	Astoria Financial Corporation	393,610
26,710	BancorpSouth, Inc.	814,655
19,800	Bank Mutual Corporation	181,170
1,049,091	Bank of America Corporation	25,450,948
66,370	Bank of New York Mellon Corporation	3,386,197
5,650	Bank of the Ozarks, Inc.	264,815
8,751	BankFinancial Corporation	130,565
25,550	Beneficial Bancorp, Inc.	383,250
29,700	Berkshire Hathaway, Inc.[j]	5,030,289
119,580	Blackstone Group, LP	3,987,993
5,710	Blue Hills Bancorp, Inc.	102,209
46,310	Boston Private Financial Holdings, Inc.	710,858
18,660	Brookline Bancorp, Inc.	272,436
39,480	Capital One Financial Corporation	3,261,838
29,840	Capstead Mortgage Corporation	311,231
884	Carolina Financial Corporation	28,571
20,760	Cathay General Bancorp	787,842
27,663	Central Pacific Financial Corporation	870,555
9,034	Chemical Financial Corporation	437,336
27,800	Chubb, Ltd.	4,041,564
294,120	Citigroup, Inc.	19,670,746
10,188	Citizens Financial Group, Inc.	363,508
3,220	Clifton Bancorp, Inc.	53,227
3,284	CNA Financial Corporation	160,095
91,430	CNO Financial Group, Inc.	1,909,058
45,767	CoBiz Financial, Inc.	796,346
510	Columbia Banking System, Inc.	20,324
90,830	Comerica, Inc.	6,652,389
363	Community Trust Bancorp, Inc.	15,881
1,400	Customers Bancorp, Inc.[j]	39,592
4,283	Dynex Capital, Inc.	30,409
92,837	E*TRADE Financial Corporation[j]	3,530,591
5,369	Eagle Bancorp, Inc.[j]	339,858
36,031	East West Bancorp, Inc.	2,110,696

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Financials (4.2%) - continued
4,020	Ellington Residential Mortgage REIT	$58,933
22,752	Employers Holdings, Inc.	962,410
8,190	Enova International, Inc.[j]	121,622
30,379	Enterprise Financial Services Corporation	1,239,463
7,311	Essent Group, Ltd.[j]	271,531
252	FBL Financial Group, Inc.	15,498
1,133	Fidelity Southern Corporation	25,900
264,853	Fifth Third Bancorp	6,875,584
6,522	Financial Institutions, Inc.	194,356
237,281	First BanCorp[j]	1,373,857
35,790	First Commonwealth Financial Corporation	453,817
1,779	First Connecticut Bancorp, Inc.	45,631
2,093	First Defiance Financial Corporation	110,259
9,010	First Financial Bancorp	249,577
5,153	First Financial Corporation	243,737
5,930	First Merchants Corporation	238,030
30,343	First Midwest Bancorp, Inc.	707,295
4,139	First of Long Island Corporation	118,375
25,410	First Republic Bank	2,543,541
17,060	FNF Group	764,800
780	Franklin Financial Network, Inc.[j]	32,175
23,550	GAIN Capital Holdings, Inc.	146,717
65,039	Goldman Sachs Group, Inc.	14,432,154
11,468	Great Southern Bancorp, Inc.	613,538
20,061	Green Bancorp, Inc.[j]	389,183
13,998	Hamilton Lane, Inc.	307,816
30,350	Hanmi Financial Corporation	863,457
7,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	167,180
20,099	Hanover Insurance Group, Inc.	1,781,374
40,014	Hartford Financial Services Group, Inc.	2,103,536
21,300	Heritage Commerce Corporation	293,514
6,923	Heritage Financial Corporation	183,460
8,239	Hometrust Bancshares, Inc.[j]	201,032
39,838	Hope Bancorp, Inc.	742,979
11,383	Horace Mann Educators Corporation	430,277
11,120	Horizon Bancorp	293,012
15,317	Houlihan Lokey, Inc.	534,563
107,610	Huntington Bancshares, Inc.	1,454,887
4,666	IBERIABANK Corporation	380,279
7,980	Independent Bank Corporation	173,565
4,239	Infinity Property & Casualty Corporation	398,466
5,990	Interactive Brokers Group, Inc.	224,146
86,590	Intercontinental Exchange, Inc.	5,708,013
23,330	Invesco Mortgage Capital. Inc.	389,844
136,570	Invesco, Ltd.	4,805,898
33,380	Investors Bancorp, Inc.	445,957
70,590	KeyCorp	1,322,857
3,657	Kinsale Capital Group, Inc.	136,443
8,120	Lazard, Ltd.	376,200
48,360	Loews Corporation	2,263,732
2,850	M&T Bank Corporation	461,557
57,659	Maiden Holdings, Ltd.	640,015
1,214	MainSource Financial Group, Inc.	40,681
930	MarketAxess Holdings, Inc.	187,023
5,360	Meta Financial Group, Inc.	477,040
149,300	MetLife, Inc.	8,202,542
41,390	MGIC Investment Corporation[j]	463,568
24,080	MidWestOne Financial Group, Inc.	816,071
12,070	MTGE Investment Corporation	226,916
16,910	National Bank Holdings Corporation	559,890
1,036	National General Holdings Corporation	21,860
5,000	Navigators Group, Inc.	274,500
29,950	New Residential Investment Corporation	466,022
3,369	OFG Bancorp	33,690
1,964	Old Second Bancorp, Inc.	22,684
91,286	OM Asset Management plc	1,356,510
3,980	PacWest Bancorp	185,866
2,170	Peoples Bancorp, Inc.	69,722
2,211	Preferred Apartment Communities, Inc.	34,823
2,410	Preferred Bank	128,863
5,650	Primerica, Inc.	427,988
53,501	Progressive Corporation	2,358,859
17,650	Provident Financial Services, Inc.	447,957
3,026	QCR Holdings, Inc.	143,432
11,050	Raymond James Financial, Inc.	886,431
6,310	Renasant Corporation	275,999
1,126	Safety Insurance Group, Inc.	76,906
28,055	Sandy Spring Bancorp, Inc.	1,140,716
8,540	Santander Consumer USA Holdings Inc.[j]	108,970
22,730	Seacoast Banking Corporation of Florida[j]	547,793
3,080	Selective Insurance Group, Inc.	154,154
83,860	SLM Corporation[j]	964,390
7,605	State Auto Financial Corporation	195,677
1,455	State Bank Financial Corporation	39,460
26,984	State National Companies, Inc.	495,966
51,140	State Street Corporation	4,588,792
1,940	Stewart Information Services Corporation	88,037
16,398	Stifel Financial Corporation[j]	753,980
10,646	SVB Financial Group	1,871,460
198,800	Synchrony Financial	5,928,216
55,060	Synovus Financial Corporation	2,435,854
23,742	TCF Financial Corporation	378,447
24,110	TD Ameritrade Holding Corporation	1,036,489
3,360	Territorial Bancorp, Inc.	104,798
8,792	TriCo Bancshares	309,039
11,030	TriState Capital Holdings, Inc.[j]	277,956
6,560	Triumph Bancorp, Inc.[j]	161,048
54,680	TrustCo Bank Corporation	423,770
12,590	Umpqua Holdings Corporation	231,152
15,576	Union Bankshares Corporation	528,026
14,320	United Community Banks, Inc.	398,096
24,148	United Financial Bancorp, Inc.	403,030
1,480	United Fire Group, Inc.	65,209
3,750	Unum Group	174,862
13,670	Voya Financial, Inc.	504,286
3,750	Washington Trust Bancorp, Inc.	193,313
48,133	Western Alliance Bancorp[j]	2,368,144
30,229	Western Asset Mortgage Capital Corporation	311,359
408	Westwood Holdings Group, Inc.	23,130
14,098	WSFS Financial Corporation	639,344
106,780	Zions Bancorporation	4,688,710

	Total	208,212,664

Health Care (2.9%)
28,900	Abbott Laboratories	1,404,829
2,570	ABIOMED, Inc.[j]	368,281
7,352	Acadia Healthcare Company, Inc.[g,j]	363,042
3,095	Aerie Pharmaceuticals, Inc.[j]	162,642
12,880	Aetna, Inc.	1,955,570
8,960	Akorn, Inc.[j]	300,518

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Health Care (2.9%) - continued
47,100	Alexion Pharmaceuticals, Inc.[j]	$5,730,657
2,676	Align Technology, Inc.[j]	401,721
10,146	Amgen, Inc.	1,747,446
22,128	Asterias Biotherapeutics, Inc.[g,j]	78,554
674	Atrion Corporation	433,584
14,900	Biogen, Inc.[j]	4,043,264
12,750	BioMarin Pharmaceutical, Inc.[j]	1,157,955
4,930	Cardiovascular Systems, Inc.[j]	158,894
28,620	Catalent, Inc.[j]	1,004,562
80,359	Celgene Corporation[j]	10,436,223
7,080	Charles River Laboratories International, Inc.[j]	716,142
3,740	Chemed Corporation	764,942
4,953	ChemoCentryx, Inc.[j]	46,360
20,316	CIGNA Corporation	3,400,695
1,840	Coherus Biosciences, Inc.[j]	26,404
4,260	CONMED Corporation	217,004
1,090	Cooper Companies, Inc.	260,968
4,620	Dentsply Sirona, Inc.	299,561
11,360	Dexcom, Inc.[j]	830,984
10,230	Eagle Pharmaceuticals, Inc.[j]	807,045
4,575	Edwards Lifesciences Corporation[j]	540,948
7,960	Evolent Health, Inc.[j]	201,786
69,810	Express Scripts Holding Company[j]	4,456,670
16,960	GenMark Diagnostics, Inc.[j]	200,637
80,750	GlaxoSmithKline plc ADR	3,481,940
784	HealthEquity, Inc.[j]	39,067
2,085	Heska Corporation[j]	212,816
158,410	Hologic, Inc.[j]	7,188,646
6,990	INC Research Holdings, Inc.[j]	408,915
4,942	Inogen, Inc.[j]	471,566
7,570	Intersect ENT, Inc.[j]	211,582
1,590	Intra-Cellular Therapies, Inc.[j]	19,748
5,600	Ironwood Pharmaceuticals, Inc.[j]	105,728
43,320	Johnson & Johnson	5,730,803
20,135	Magellan Health Services, Inc.[j]	1,467,841
167,423	Medtronic plc	14,858,791
169,110	Merck & Company, Inc.	10,838,260
2,460	Mettler-Toledo International, Inc.[j]	1,447,808
20,350	Mylan NVj	789,987
30,705	Myriad Genetics, Inc.[j]	793,417
5,723	National Healthcare Corporation	401,411
6,590	Neurocrine Biosciences, Inc.[j]	303,140
6,766	Nevro Corporation[g,j]	503,593
14,635	NuVasive, Inc.[j]	1,125,724
13,700	Omnicell, Inc.[j]	590,470
7,820	PerkinElmer, Inc.	532,855
8,780	Perrigo Company plc	663,066
293,640	Pfizer, Inc.	9,863,368
5,594	PharMerica Corporation[j]	146,843
1,370	Prothena Corporation plc[j]	74,144
5,860	Teleflex, Inc.	1,217,474
19,664	Thermo Fisher Scientific, Inc.	3,430,778
8,750	Triple-S Management Corporation[j]	147,963
112,083	UnitedHealth Group, Inc.	20,782,430
4,300	Universal Health Services, Inc.	524,944
5,600	Veeva Systems, Inc.[j]	343,336
6,594	Vertex Pharmaceuticals, Inc.[j]	849,769
2,300	Waters Corporation[j]	422,832
2,810	West Pharmaceutical Services, Inc.	265,601
24,810	Wright Medical Group NVj	682,027
28,070	Zimmer Biomet Holdings, Inc.	3,604,188
95,570	Zoetis, Inc.	5,961,657

	Total	143,022,416

Industrials (2.6%)
8,660	ABM Industries, Inc.	359,563
6,332	Acco Brands Corporation[j]	73,768
60,036	Advanced Disposal Services, Inc.[j]	1,364,618
16,457	AECOM[j]	532,055
27,934	Aegion Corporation[j]	611,196
12,940	AGCO Corporation	872,027
5,222	Albany International Corporation	278,855
46,603	Allison Transmission Holdings, Inc.	1,748,079
29,782	AMETEK, Inc.	1,803,896
4,973	Astec Industries, Inc.	276,051
21,629	AZZ, Inc.	1,206,898
35,757	Babcock & Wilcox Enterprises, Inc.[j]	420,502
12,260	Barnes Group, Inc.	717,578
21,800	Boeing Company	4,310,950
6,375	Brink’s Company	427,125
17,750	BWX Technologies, Inc.	865,313
15,263	CBIZ, Inc.[j]	228,945
6,782	CIRCOR International, Inc.	402,715
9,260	Colfax Corporation[j]	364,566
25,757	Comfort Systems USA, Inc.	955,585
29,549	Costamare, Inc.	216,003
2,720	Crane Company	215,914
900	CSW Industrials, Inc.[j]	34,785
204,150	CSX Corporation	11,138,424
42,330	Cummins, Inc.	6,866,773
5,330	Curtiss-Wright Corporation	489,187
60,050	Delta Air Lines, Inc.	3,227,087
24,550	Dover Corporation	1,969,401
57,458	Eaton Corporation plc	4,471,956
6,700	EMCOR Group, Inc.	438,046
10,390	Encore Wire Corporation	443,653
7,990	EnerSys	578,875
3,255	Equifax, Inc.	447,302
4,274	ESCO Technologies, Inc.	254,944
23,646	Federal Signal Corporation	410,495
6,550	Fluor Corporation	299,859
14,920	Fortune Brands Home and Security, Inc.	973,381
5,948	Franklin Electric Company, Inc.	246,247
151,270	General Electric Company	4,085,803
6,360	Genesee & Wyoming, Inc.[j]	434,960
13,068	Gibraltar Industries, Inc.[j]	465,874
13,692	Granite Construction, Inc.	660,502
33,570	Harsco Corporation[j]	540,477
3,370	Healthcare Services Group, Inc.	157,817
4,082	Heico Corporation	293,251
2,300	Heidrick & Struggles International, Inc.	50,025
3,110	Herman Miller, Inc.	94,544
68,204	Honeywell International, Inc.	9,090,911
3,700	Hubbell, Inc.	418,729
4,000	Huntington Ingalls Industries, Inc.	744,640
9,368	ICF International, Inc.[j]	441,233
45,120	Ingersoll-Rand plc	4,123,517
84,101	Interface, Inc.	1,652,585
4,320	International Seaways, Inc.[j]	93,614
11,927	ITT Corporation	479,227
5,710	JB Hunt Transport Services, Inc.	521,780
9,690	KAR Auction Services, Inc.	406,689
10	KBR, Inc.	152
1,380	Kelly Services, Inc.	30,981
14,758	Kforce, Inc.	289,257
16,450	Kirby Corporation[j]	1,099,682
5,339	Lincoln Electric Holdings, Inc.	491,669
3,820	Lindsay Corporation[g]	340,935
27,030	Masco Corporation	1,032,816
3,730	Masonite International Corporation[j]	281,615

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Industrials (2.6%) - continued
667	McGrath Rentcorp	$23,098
8,100	Meritor, Inc.[j]	134,541
2,320	Middleby Corporation[j]	281,903
1,690	Milacron Holdings Corporation[j]	29,727
7,590	Moog, Inc.[j]	544,355
34,090	MRC Global, Inc.[j]	563,167
1,930	Mueller Industries, Inc.	58,768
19,413	MYR Group, Inc.[j]	602,191
20,488	Navigant Consulting, Inc.[j]	404,843
26,479	NCI Building Systems, Inc.[j]	442,199
14,940	Neff Corporation[j]	283,860
35,735	Norfolk Southern Corporation	4,348,949
6,580	Old Dominion Freight Line, Inc.	626,679
6,950	On Assignment, Inc.[j]	376,342
9,510	Orbital ATK, Inc.	935,404
4,350	Orion Group Holdings, Inc.[j]	32,495
20,617	Oshkosh Corporation	1,420,099
7,770	Parker Hannifin Corporation	1,241,801
11,210	PGT Innovations, Inc.[j]	143,488
1,749	Ply Gem Holdings, Inc.[j]	31,395
2,650	Proto Labs, Inc.[j]	178,213
4,510	Quanex Building Products Corporation	95,386
4,511	Radiant Logistics, Inc.[j]	24,269
10,360	Raven Industries, Inc.	344,988
20,335	Raytheon Company	3,283,696
1,650	Regal-Beloit Corporation	134,557
15,310	Rockwell Collins, Inc.	1,608,775
7,140	Roper Industries, Inc.	1,653,124
16,990	Saia, Inc.[j]	871,587
132,510	Southwest Airlines Company	8,234,171
6,510	SP Plus Corporation[j]	198,881
940	Sparton Corporation[j]	20,671
5,980	SPX Corporation[j]	150,457
13,880	SPX FLOW, Inc.[j]	511,894
3,310	Stanley Black & Decker, Inc.	465,816
20,911	Team, Inc.[j]	490,363
2,970	Tennant Company	219,186
10,660	Terex Corporation	399,750
14,570	TPI Composites, Inc.[j]	269,254
25,712	TransUnion[j]	1,113,587
29,214	TriMas Corporation[j]	609,112
3,970	Triton International, Ltd.	132,757
7,740	TrueBlue, Inc.[j]	205,110
21,560	United Continental Holdings, Inc.[j]	1,622,390
56,400	United Parcel Service, Inc.	6,237,276
10,480	United Rentals, Inc.[j]	1,181,201
20,650	United Technologies Corporation	2,521,571
18,400	Univar, Inc.[j]	537,280
7,249	Universal Forest Products, Inc.	632,910
10,553	Universal Truckload Services, Inc.	158,295
520	Valmont Industries, Inc.	77,792
1,194	Vectrus, Inc.[j]	38,590
9,660	WABCO Holdings, Inc.[j]	1,231,747
6,060	WageWorks, Inc.[j]	407,232
31,219	Waste Connections, Inc.	2,011,128
900	Watsco, Inc.	138,780
5,600	Willdan Group, Inc.[j]	171,080
11,472	Xylem, Inc.	635,893

	Total	130,209,975

Information Technology (5.8%)
4,710	2U, Inc.[g,j]	220,993
28,220	Advanced Micro Devices, Inc.[j]	352,186
33,500	Agilent Technologies, Inc.	1,986,885
37,675	Akamai Technologies, Inc.[j]	1,876,592
38,880	Alliance Data Systems Corporation	9,980,107
16,999	Alphabet, Inc., Class Aj	15,803,630
15,601	Alphabet, Inc., Class Cj	14,177,097
3,070	Ambarella, Inc.[j]	149,049
19,970	Amphenol Corporation	1,474,185
6,709	Analog Devices, Inc.	521,960
156,854	Apple, Inc.	22,590,113
27,105	Applied Materials, Inc.	1,119,708
4,070	Apptio, Inc.[j]	70,615
12,891	Arista Networks, Inc.[j]	1,930,943
46,196	Arrow Electronics, Inc.[j]	3,622,690
2,280	Aspen Technology, Inc.[j]	125,993
4,760	Atkore International Group, Inc.[j]	107,338
1,753	Autobytel, Inc.[j]	22,105
95,875	Bankrate, Inc.[j]	1,231,994
8,110	Belden, Inc.	611,737
31,830	Booz Allen Hamilton Holding Corporation	1,035,748
22,515	Brooks Automation, Inc.	488,350
5,510	CA, Inc.	189,930
4,440	Cavium, Inc.[j]	275,857
10,096	CDW Corporation	631,303
70,180	Ciena Corporation[j]	1,755,904
571,500	Cisco Systems, Inc.	17,887,950
1,680	Cognex Corporation	142,632
110,285	Cognizant Technology Solutions Corporation	7,322,924
2,920	CommerceHub, Inc.[j]	50,925
3,870	CommScope Holding Company, Inc.[j]	147,176
16,850	CommVault Systems, Inc.[j]	951,183
9,585	Comtech Telecommunications Corporation	181,827
11,260	Conduent Incorporated[j]	179,484
14,370	CoreLogic, Inc.[j]	623,371
8,151	Criteo SA ADR[g,j]	399,807
22,130	Dolby Laboratories, Inc.	1,083,485
41,515	DST Systems, Inc.	2,561,475
36,406	eBay, Inc.[j]	1,271,298
6,840	Entegris, Inc.[j]	150,138
7,810	Envestnet, Inc.[j]	309,276
80,539	EVERTEC, Inc.	1,393,325
3,970	ExlService Holdings, Inc.[j]	220,653
24,450	Extreme Networks, Inc.[j]	225,429
1,620	Fabrinet[j]	69,109
137,780	Facebook, Inc.[j]	20,802,024
29,340	Fidelity National Information Services, Inc.	2,505,636
9,220	Finisar Corporation[j]	239,536
19,560	Fiserv, Inc.[j]	2,392,970
107,650	FLIR Systems, Inc.	3,731,149
523	Forrester Research, Inc.	20,475
28,540	Fortinet, Inc.[j]	1,068,538
6,260	Global Payments, Inc.	565,403
2,243	Guidance Software, Inc.[j]	14,826
13,973	Guidewire Software, Inc.[j]	960,085
45,330	HP, Inc.	792,368
4,360	IAC/InterActiveCorporation[j]	450,126
4,670	II-VI, Inc.[j]	160,181
39,564	Insight Enterprises, Inc.[j]	1,582,164
2,790	Integrated Device Technology, Inc.[j]	71,954
102,680	Intel Corporation	3,464,423
2,934	Intevac, Inc.[j]	32,567
4,895	IXYS Corporation[j]	80,523
31,440	Keysight Technologies, Inc.[j]	1,223,959
11,450	Lam Research Corporation	1,619,373
24,430	Liberty Tripadvisor Holdings, Inc.[j]	283,388
1,443	Littelfuse, Inc.	238,095

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Information Technology (5.8%) - continued
6,440	M/A-COM Technology Solutions Holdings, Inc.[j]	$359,159
1,440	Manhattan Associates, Inc.[j]	69,206
10,060	ManTech International Corporation	416,283
131,732	MasterCard, Inc.	15,998,851
5,390	Maxim Integrated Products, Inc.	242,011
12,153	Methode Electronics, Inc.	500,704
7,240	Microsemi Corporation[j]	338,832
370,490	Microsoft Corporation	25,537,876
3,034	Mitek Systems, Inc.[j]	25,486
2,170	Mobileye NVj	136,276
5,380	Monolithic Power Systems, Inc.	518,632
18,690	National Instruments Corporation	751,712
773	NCI, Inc.[j]	16,310
11,350	New Relic, Inc.[j]	488,164
7,880	Nice, Ltd. ADR	620,314
15,400	NRG Yield, Inc., Class A	262,724
22,035	NVIDIA Corporation	3,185,380
8,480	NXP Semiconductors NVj	928,136
34,040	ON Semiconductor Corporation[j]	477,922
260,674	Oracle Corporation	13,070,194
2,990	Paylocity Holding Corporation[j]	135,088
190,686	PayPal Holdings, Inc.[j]	10,234,118
11,628	Pegasystems, Inc.	678,494
15,500	Progress Software Corporation	478,795
8,710	Proofpoint, Inc.[j]	756,289
9,973	Q2 Holdings, Inc.[j]	368,502
28,458	Red Hat, Inc.[j]	2,724,853
13,647	Rudolph Technologies, Inc.[j]	311,834
152,770	Salesforce.com, Inc.[j]	13,229,882
2,360	ScanSource, Inc.[j]	95,108
32,023	Sequans Communications SA ADR[j]	105,996
14,970	ServiceNow, Inc.[j]	1,586,820
15,300	ShoreTel, Inc.[j]	88,740
1,070	Silicon Laboratories, Inc.[j]	73,134
3,400	Sonus Networks, Inc.[j]	25,296
5,700	SS&C Technologies Holdings, Inc.	218,937
14,010	Synopsys, Inc.[j]	1,021,749
43,533	Teradyne, Inc.	1,307,296
77,630	Texas Instruments, Inc.	5,972,076
1,402	TiVo Corp	26,147
33,185	Total System Services, Inc.	1,933,026
71,114	Travelport Worldwide, Ltd.	978,529
8,860	Trimble, Inc.[j]	316,036
34,575	Twitter, Inc.[j]	617,855
3,120	Tyler Technologies, Inc.[j]	548,090
1,480	Ultimate Software Group, Inc.[j]	310,889
2,433	VASCO Data Security International, Inc.[j]	34,914
5,600	Verint Systems, Inc.[j]	227,920
25,632	Virtusa Corporation[j]	753,581
165,330	Visa, Inc.	15,504,647
3,770	Western Digital Corporation	334,022
8,975	Xerox Corporation	257,852
14,150	Xilinx, Inc.	910,128
1,559	XO Group, Inc.[j]	27,470
50,598	Zix Corporation[j]	287,903

	Total	286,250,430

Materials (0.7%)
7,460	American Vanguard Corporation	128,685
55,861	Axalta Coating Systems, Ltd.[j]	1,789,786
5,026	Balchem Corporation	390,570
30,174	Boise Cascade Company[j]	917,290
6,620	Celanese Corporation	628,503
92,000	CF Industries Holdings, Inc.	2,572,320
28,513	Continental Building Products, Inc.[j]	664,353
22,680	Crown Holdings, Inc.[j]	1,353,089
60,146	Eastman Chemical Company	5,051,663
17,690	Ecolab, Inc.	2,348,347
36,902	Ferro Corporation[j]	674,938
18,456	Ferroglobe plc	220,549
19,660	Ferroglobe Representation & Warranty Insurance Trust[k]	2
17,700	FMC Corporation	1,292,985
23,477	Graphic Packaging Holding Company	323,513
1,240	Innophos Holdings, Inc.	54,362
10,888	Innospec, Inc.	713,708
1,380	International Paper Company	78,122
7,609	Kadant, Inc.	572,197
2,620	Koppers Holdings, Inc.[j]	94,713
3,630	Louisiana-Pacific Corporation[j]	87,519
3,420	Martin Marietta Materials, Inc.	761,224
6,770	Materion Corporation	253,198
20,664	Myers Industries, Inc.	370,919
2,950	Neenah Paper, Inc.	236,737
10,720	Nutanix, Inc.[g,j]	216,008
9,310	Olin Corporation	281,907
14,494	OMNOVA Solutions, Inc.[j]	141,316
90,020	Owens-Illinois, Inc.[j]	2,153,278
4,043	Packaging Corporation of America	450,350
5,010	PolyOne Corporation	194,087
17,980	Quantenna Communications, Inc.[j]	341,620
7,375	Quantum Corporation[j]	57,599
7,610	Rayonier Advanced Materials, Inc.	119,629
3,930	Reliance Steel & Aluminum Company	286,143
9,860	RPM International, Inc.	537,863
20,630	Ryerson Holding Corporation[j]	204,237
9,130	Schweitzer-Mauduit International, Inc.	339,910
3,371	Scotts Miracle-Gro Company	301,570
5,790	Sensient Technologies Corporation	466,269
7,100	Silgan Holdings, Inc.	225,638
28,980	Steel Dynamics, Inc.	1,037,774
19,583	Verso Corporation[j]	91,844
2,370	W. R. Grace & Company	170,664
84,100	Westrock Company	4,765,106

	Total	33,962,104

Real Estate (0.4%)
4,930	American Assets Trust, Inc.	194,193
18,820	Ares Commercial Real Estate Corporation	246,354
89,408	Armada Hoffler Properties, Inc.	1,157,834
7,110	Ashford Hospitality Prime, Inc.	73,162
8,450	Bluerock Residential Growth REIT, Inc.	108,920
54,149	Brixmor Property Group, Inc.	968,184
5,100	Camden Property Trust	436,101
49,287	Cedar Realty Trust, Inc.	239,042
26,191	Chatham Lodging Trust	526,177
10,744	City Office REIT, Inc.	136,449
17,429	Cousins Properties, Inc.	153,201
6,010	CyrusOne, Inc.	335,057
84,310	DDR Corporation	764,692
3,850	Digital Realty Trust, Inc.	434,857
13,080	Douglas Emmett, Inc.	499,787
23,640	Duke Realty Corporation	660,738
14,210	Equity Commonwealth[j]	449,036
3,190	Equity Lifestyle Properties, Inc.	275,425
12,250	Franklin Street Properties Corporation	135,730
17,600	General Growth Properties, Inc.	414,656
30,224	GEO Group, Inc.	893,724

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (22.1%)	Value
Real Estate (0.4%) - continued
2,780	Healthcare Trust of America, Inc.	$86,486
15,400	HFF, Inc.	535,458
20,950	Hospitality Properties Trust	610,692
23,848	Host Hotels & Resorts, Inc.	435,703
2,430	Hudson Pacific Properties, Inc.	83,082
16,714	InfraREIT, Inc.	320,073
23,438	Invitation Homes, Inc.	506,964
14,280	Liberty Property Trust	581,339
20,529	Mid-America Apartment Communities, Inc.	2,163,346
34,575	National Storage Affiliates Trust	799,028
715	One Liberty Properties, Inc.	16,752
57,843	Outfront Media, Inc.	1,337,330
6,433	Pebblebrook Hotel Trust	207,400
9,470	Physicians Realty Trust	190,726
9,060	Ramco-Gershenson Properties Trust	116,874
3,600	RE/MAX Holdings, Inc.	201,780
3,660	Realogy Holdings Corporation	118,767
33,370	Retail Properties of America, Inc.	407,448
1,750	Saul Centers, Inc.	101,465
8,160	SBA Communications Corporation[j]	1,100,784
1,590	Sun Communities, Inc.	139,427
13,266	Terreno Realty Corporation	446,533
27,260	UDR, Inc.	1,062,322
11,851	Urstadt Biddle Properties, Inc.	234,650
12,950	Weingarten Realty Investors	389,795
2,021	Xenia Hotels & Resorts, Inc.	39,147

	Total	21,336,690

Telecommunications Services (0.2%)
33,610	AT&T, Inc.	1,268,105
1,210	ATN International, Inc.	82,813
126,579	Verizon Communications, Inc.	5,653,018
55,481	Vonage Holdings Corporation[j]	362,846

	Total	7,366,782

Utilities (0.4%)
39,700	AES Corporation	441,067
1,910	Alliant Energy Corporation	76,725
8,580	American States Water Company	406,778
6,086	Artesian Resources Corporation	229,077
49,307	CMS Energy Corporation	2,280,449
620	Connecticut Water Service, Inc.	34,416
4,790	Consolidated Water Company, Ltd.	59,396
7,106	Eversource Energy	431,405
7,200	MDU Resources Group, Inc.	188,640
4,119	Middlesex Water Company	163,112
5,420	New Jersey Resources Corporation	215,174
15,150	NorthWestern Corporation	924,453
2,400	NRG Yield, Inc., Class C	42,240
90,801	OGE Energy Corporation	3,158,967
156,080	PG&E Corporation	10,359,030
9,200	PNM Resources, Inc.	351,900
3,100	Portland General Electric Company	141,639
11,200	Public Service Enterprise Group, Inc.	481,712
5,680	Renewable Energy Group, Inc.[j]	73,556
3,540	Southwest Gas Holdings, Inc.	258,632
1,250	Unitil Corporation	60,387
16,050	Vectren Corporation	937,962

	Total	21,316,717

	Total Common Stock (cost $881,128,132)	1,091,094,399

	Preferred Stock (<0.1%)
Energy (<0.1%)
11,476	Alpha Natural Resources, Inc., 0.000%[j]	215,175
11,476	ANR Holdings, Inc., 0.000%[j]	$34,428

	Total	249,603

	Total Preferred Stock (cost $43,842)	249,603

	Collateral Held for Securities Loaned (0.6%)
28,219,107	Thrivent Cash Management Trust	28,219,107

	Total Collateral Held for Securities Loaned (cost $28,219,107)	28,219,107

Shares or Principal Amount	Short-Term Investments (19.8%)[l]
	Federal Home Loan Bank Discount Notes
10,300,000	0.840%, 7/19/2017[m]	10,295,427
600,000	1.020%, 8/1/2017[m]	599,507
800,000	0.925%, 8/2/2017[m]	799,320
2,700,000	1.030%, 8/11/2017[m]	2,697,016
500,000	0.980%, 8/23/2017[m]	499,278
6,200,000	1.030%, 8/30/2017[m]	6,189,813
	Thrivent Core Short-Term Reserve Fund
95,457,024	1.240%	954,570,239
	U.S. Treasury Bills
1,200,000	0.862%, 8/3/2017[n]	1,199,122
400,000	0.861%, 8/10/2017[n]	399,635
610,000	0.930%, 9/7/2017[n]	608,937

	Total Short-Term Investments (cost $977,857,795)	977,858,294

	Total Investments (cost $5,289,506,764) 113.8%	$5,628,862,753

	Other Assets and Liabilities, Net (13.8%)	(683,803,831)

	Total Net Assets 100.0%	$4,945,058,922

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $184,670,253 or 3.7% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Non-income producing security.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At June 30, 2017, $1,849,079 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of June 30, 2017 was $76,746,740 or 1.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$2,250,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	996,759
Apidos CLO XVIII, 7/22/2026	4/4/2017	2,225,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	1,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	825,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	825,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,650,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	734,164
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	825,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,697,603
Digicel, Ltd., 4/15/2021	8/8/2014	2,559,019
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	557,350
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	2,871,276
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,693,845
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	636,434
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	825,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,967
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	2,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	2,450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	2,600,000
Marlette Funding Trust, 1/17/2023	7/20/2016	718,262
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	1,232,873
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	1,400,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	600,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	2,250,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	2,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	825,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,561,021
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	2,112,925
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton, Ltd., 4/15/2027	12/16/2016	2,650,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	2,720,215
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	642,214
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,764,960
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	3,800,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	510,698
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	2,500,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2016	400,617
Verus Securitization Trust, 1/25/2047	2/16/2017	2,694,438
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Taxable Debt Security	$21,317,995
Common Stock	5,992,405

Total lending	$27,310,400
Gross amount payable upon return of collateral for securities loaned	$28,219,107

Net amounts due to counterparty	$908,707

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (8.6%)[a]	Value
Basic Materials (0.5%)
	Arch Coal, Inc., Term Loan
$74,812	5.226%, 3/7/2024	$74,657
	Contura Energy, Inc., Term Loan
134,663	6.230%, 3/17/2024	130,623
	Ineos Finance, LLC, Term Loan
74,251	3.976%, 3/31/2022[b,c]	74,359
	Peabody Energy Corporation, Term Loan
39,900	5.726%, 3/31/2022	39,810
	Tronox Pigments BV, Term Loan
100,828	4.796%, 3/19/2020	101,332

	Total	420,781

Capital Goods (0.4%)
	Advanced Disposal Services, Inc., Term Loan
58,975	3.939%, 11/10/2023	59,155
	Berry Plastics Corporation, Term Loan
40,000	3.367%, 2/8/2020	39,989
70,000	3.367%, 1/6/2021	69,959
54,863	3.617%, 1/19/2024	54,839
	Cortes NP Intermediate Holding II Corporation, Term Loan
130,000	5.226%, 11/30/2023	130,433

	Total	354,375

Communications Services (2.7%)
	Altice Financing SA, Term Loan
70,000	3.908%, 7/15/2025	69,759
	Altice US Finance I Corporation, Term Loan
85,000	3.466%, 7/14/2025	84,150
	Atlantic Broadband Penn, LLC, Term Loan
47,049	3.726%, 11/30/2019	47,069
	Beasley Broadcast Group, Inc., Term Loan
62,830	7.226%, 11/1/2023	63,458
	Birch Communication Inc., Term Loan
98,568	8.550%, 7/18/2020	70,148
	CBS Radio, Inc., Term Loan
30,000	0.000%, 10/17/2023[b,c]	30,131
45,033	4.716%, 10/17/2023	45,089
	Cengage Learning Acquisitions, Term Loan
161,081	5.339%, 6/7/2023	151,836
	Charter Communications Operating, LLC, Term Loan
69,637	3.230%, 1/3/2021	69,811
	Cincinnati Bell, Inc., Term Loan
54,186	4.051%, 9/10/2020	54,552
	Coral-US Co-Borrower, LLC, Term Loan
115,000	4.726%, 11/19/2024	115,216
	CSC Holdings, LLC, Term Loan
90,000	3.459%, 7/17/2025	89,303
	FairPoint Communications, Inc., Term Loan
165,214	7.500%, 2/14/2019	165,249
	Gray Television, Inc., Term Loan
69,650	3.551%, 2/7/2024	69,911
	Intelsat Jackson Holdings SA, Term Loan
42,173	4.000%, 6/30/2019	41,784
	Level 3 Financing, Inc., Term Loan
115,000	3.466%, 2/22/2024	115,216
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.658%, 1/7/2022	143,430
	LTS Buyer, LLC, Term Loan
156,953	4.546%, 4/13/2020	157,423
	McGraw-Hill Global Education Holdings, LLC, Term Loan
133,650	5.226%, 5/4/2022	131,290
	Mediacom Illinois, LLC, Term Loan
64,837	3.440%, 2/15/2024	65,000
	NEP/NCP Holdco, Inc., Term Loan
207,902	4.476%, 1/22/2020	207,837
95,000	0.000%, 7/21/2022[b,c]	94,971
	SBA Senior Finance II, LLC, Term Loan
47,129	3.480%, 3/24/2021	47,205
	Sprint Communications, Inc., Term Loan
119,700	3.750%, 2/2/2024	119,675
	TNS, Inc., Term Loan
42,017	5.230%, 2/15/2020	42,301
	Univision Communications, Inc., Term Loan
103,586	3.976%, 3/15/2024	101,470
	WideOpenWest Finance, LLC, Term Loan
74,063	4.702%, 8/19/2023	73,938

	Total	2,467,222

Consumer Cyclical (1.1%)
	Amaya Holdings BV, Term Loan
83,854	4.796%, 8/1/2021	83,930
	Boyd Gaming Corporation, Term Loan
59,613	3.688%, 9/15/2023	59,725
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	3.960%, 7/29/2021	86,215
	Ceridian HCM Holding, Inc., Term Loan
50,908	4.726%, 9/15/2020	50,494
	Eldorado Resorts, Inc., Term Loan
59,850	3.375%, 4/17/2024	59,326
	Golden Nugget, Inc., Term Loan
71,839	4.710%, 11/21/2019	72,513
	Golden Nugget, Inc., Term Loan Delayed Draw
30,788	4.680%, 11/21/2019	31,077
	IMG Worldwide, Inc., Term Loan
40,000	8.476%, 5/6/2022	40,450
	Michaels Stores, Inc., Term Loan
71,722	3.938%, 1/28/2023	71,499
	Mohegan Tribal Gaming Authority, Term Loan
149,250	5.226%, 10/13/2023[b,c]	150,789
	Scientific Games International, Inc., Term Loan
149,625	5.108%, 10/1/2021	151,018
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,485	4.046%, 5/14/2020	48,515

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (8.6%)[a]	Value
Consumer Cyclical (1.1%) - continued
	Seminole Indian Tribe of Florida, Term Loan
$67,984	3.476%, 4/29/2020	$68,035

	Total	973,586

Consumer Non-Cyclical (1.2%)
	Air Medical Group Holdings, Inc., Term Loan
200,475	5.159%, 4/28/2022	199,372
	CHS/Community Health Systems, Inc., Term Loan
38,618	3.960%, 12/31/2019	38,548
131,698	4.210%, 1/27/2021	131,410
	Endo Luxembourg Finance Company I SARL., Term Loan
95,000	5.500%, 4/27/2024	95,831
	Grifols Worldwide Operations USA, Inc., Term Loan
104,738	3.436%, 1/23/2025	104,808
	JBS USA LUX SA, Term Loan
109,725	5.750%, 10/30/2022[b,c]	106,872
	Libbey Glass, Inc., Term Loan
67,636	4.096%, 4/9/2021	61,211
	Ortho-Clinical Diagnostics, Inc., Term Loan
136,021	5.046%, 6/30/2021	135,143
	Valeant Pharmaceuticals International, Inc., Term Loan
192,995	5.830%, 4/1/2022	195,529

	Total	1,068,724

Energy (0.3%)
	Energy Solutions, LLC, Term Loan
62,020	6.980%, 5/29/2020	62,330
	Houston Fuel Oil Terminal, LLC, Term Loan
69,111	4.550%, 8/19/2021[b,c]	68,507
	McJunkin Red Man Corporation, Term Loan
60,002	5.226%, 11/9/2019	60,332
	MEG Energy Corporation, Term Loan
69,825	4.696%, 12/31/2023	67,949
	Pacific Drilling SA, Term Loan
77,760	4.750%, 6/3/2018	35,283

	Total	294,401

Financials (0.8%)
	ASP AMC Merger Sub, Inc., Term Loan
196,688	4.796%, 4/13/2024	194,475
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
50,000	3.962%, 3/20/2022	50,293
	Colorado Buyer, Inc., Term Loan
115,000	4.170%, 5/1/2024	115,144
70,000	8.420%, 5/1/2025	70,394
	Delos Finance SARL, Term Loan
50,000	3.546%, 10/6/2023	50,133
	DJO Finance, LLC, Term Loan
39,300	4.387%, 6/7/2020	38,850
	Gartner, Inc., Term Loan
29,925	3.226%, 4/5/2024	30,000
	MoneyGram International, Inc., Term Loan
116,230	4.546%, 3/28/2020	116,181
	TransUnion, LLC, Term Loan
84,564	3.726%, 4/26/2022	85,046

	Total	750,516

Technology (1.0%)
	Accudyne Industries, LLC, Term Loan
67,089	4.226%, 12/13/2019	66,491
	First Data Corporation, Term Loan
140,000	3.716%, 4/26/2024	139,950
	Harland Clarke Holdings Corporation, Term Loan
79,338	7.296%, 12/31/2021	79,636
74,089	6.796%, 2/9/2022	74,108
	Micron Technologies, Inc., Term Loan
49,874	3.800%, 4/9/2023	50,238
	ON Semiconductor Corporation, Term Loan
41,710	3.476%, 3/31/2023	41,728
	Rackspace Hosting, Inc., Term Loan
55,000	0.000%, 11/3/2023[b,c]	54,948
	RP Crown Parent, LLC, Term Loan
104,475	4.726%, 10/12/2023	105,035
	Western Digital Corporation, Term Loan
119,151	3.976%, 4/29/2023	119,553
	Xerox Business Services, LLC, Term Loan
124,687	5.226%, 12/7/2023	126,090
	Zayo Group, LLC, Term Loan
84,787	3.216%, 1/19/2021	84,907

	Total	942,684

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
220,000	5.726%, 5/18/2023	219,175
	OSG Bulk Ships, Inc., Term Loan
83,054	5.430%, 8/5/2019	78,694
	XPO Logistics, Inc., Term Loan
60,000	3.405%, 10/30/2021	60,112

	Total	357,981

Utilities (0.2%)
	Calpine Corporation, Term Loan
34,482	4.050%, 1/15/2024	34,401
	Intergen NV, Term Loan
64,194	5.800%, 6/13/2020	64,061
	Talen Energy Supply, LLC, Term Loan
74,775	5.226%, 7/6/2023	69,214

	Total	167,676

	Total Bank Loans (cost $7,867,653)	7,797,946

Shares	Common Stock (65.4%)
Consumer Discretionary (9.0%)
1,700	Amazon.com, Inc.[d]	1,645,600
14,110	American Axle & Manufacturing Holdings, Inc.[d]	220,116
2,200	Bandai Namco Holdings, Inc.	75,168
952	Bellway plc	36,943
3,235	Berkeley Group Holdings plc	136,031
5,100	Bridgestone Corporation	220,481
763	Bunzl plc	22,747
1,690	Burlington Stores, Inc.	155,463
269	Cie Generale des Etablissements Michelin	35,802
18,182	Comcast Corporation	707,643
4,400	Denso Corporation	186,728

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (65.4%)	Value
Consumer Discretionary (9.0%) - continued
2,618	Dollar Tree, Inc.[d]	$183,051
6,005	Eutelsat Communications	153,217
3,390	General Motors Company	118,413
21,003	Harvey Norman Holdings, Ltd.	61,675
3,200	Haseko Corporation	38,968
10,100	Honda Motor Company, Ltd.	276,721
6,300	Inchcape plc	61,928
478	Ipsos SA	17,934
5,676	Marks and Spencer Group plc	24,635
4,050	Newell Brands, Inc.	217,161
505	Nexity SA	29,310
848	Next plc	42,590
5,270	NIKE, Inc.	310,930
1,700	Nikon Corporation	27,249
4,280	Norwegian Cruise Line Holdings, Ltd.[d]	232,361
2,340	Nutrisystem, Inc.	121,797
300	Priceline Group, Inc.[d]	561,156
232	Publicis Groupe SA	17,292
232	Publicis Groupe SA Rights[d,e]	29
243	RTL Group SA	18,358
1,543	SES SA	36,148
5,400	Singapore Press Holdings, Ltd.	12,670
5,460	SSP Group plc	33,836
10,990	Starbucks Corporation	640,827
4,300	Subaru Corporation	145,805
4,900	Sumitomo Forestry Company, Ltd.	77,187
3,800	Sumitomo Rubber Industries, Ltd.	64,355
200	Swatch Group AG	14,610
10,260	Time, Inc.	147,231
5,340	Toll Brothers, Inc.	210,983
900	Toyoda Gosei Company, Ltd.	21,565
1,400	TV Asahi Holdings Corporation	25,292
5,740	Walt Disney Company	609,875
3,427	Wolters Kluwer NV	144,938
1,600	Yokohama Rubber Company, Ltd.	32,255

	Total	8,175,074

Consumer Staples (3.9%)
3,610	Altria Group, Inc.	268,837
2,400	Axfood AB	40,074
5,620	Blue Buffalo Pet Products, Inc.[d]	128,192
13,317	Coca-Cola Amatil, Ltd.	94,499
3,483	Coca-Cola HBC AG	102,432
15,080	Cott Corporation	217,755
852	Ebro Foods SA	19,462
2,067	Grieg Seafood ASA	14,396
485	Henkel AG & Company KGaA	58,750
6,096	Imperial Brands plc	273,938
400	Kesko Oyj	20,347
2,000	Kewpie Corporation	52,519
1,200	Kirin Holdings Company, Ltd.	24,478
3	Lindt & Spruengli AG	17,395
592	Nestle SA	51,633
10,620	Philip Morris International, Inc.	1,247,319
500	SalMar ASA	12,394
600	Seven & I Holdings Company, Ltd.	24,759
1,000	Suedzucker AG	20,878
4,267	Tate & Lyle plc	36,775
3,897	Unilever plc	210,899
13,410	Whole Foods Market, Inc.	564,695

	Total	3,502,426

Energy (3.6%)
481	Arch Coal, Inc.	32,852
97,766	BP plc	564,325
3,510	Concho Resources, Inc.[d]	426,570
478	Contura Energy, Inc.	31,309
2,175	Crescent Point Energy Corporation	16,638
8,760	Devon Energy Corporation	280,057
7,430	Halliburton Company	317,335
6,401	John Wood Group plc	53,482
3,701	OMV AG	192,240
11,950	Petrofac, Ltd.	68,713
2,960	Pioneer Natural Resources Company	472,357
3,279	Royal Dutch Shell plc	87,189
1,157	Royal Dutch Shell plc, Class A	30,740
7,745	Royal Dutch Shell plc, Class B	207,927
2,093	Statoil ASA	34,706
1,382	TGS Nopec Geophysical Company ASA	28,355
3,354	Total SA	166,516
3,090	U.S. Silica Holdings, Inc.	109,664
11,610	WPX Energy, Inc.[d]	112,153

	Total	3,233,128

Financials (9.3%)
3,071	ABN AMRO Group NVf	81,357
890	Affiliated Managers Group, Inc.	147,615
8,608	Ally Financial, Inc.	179,907
8,600	Apollo Investment Corporation	54,954
3,950	Ares Capital Corporation	64,701
2,270	ASX, Ltd.	93,526
7,315	Australia & New Zealand Banking Group, Ltd.	161,454
35,100	Bank of America Corporation	851,526
4,193	Bank of Nova Scotia	252,233
3,720	Bank of the Ozarks, Inc.	174,356
7,619	Bankia, SA	36,851
807	Canadian Imperial Bank of Commerce	65,584
3,000	Chiba Bank, Ltd.	21,832
1,772	CI Financial Corporation	37,768
6,726	CNP Assurances	150,974
2,313	Danske Bank AS	88,988
1,200	DBS Group Holdings, Ltd.	18,061
18,932	Direct Line Insurance Group plc	87,666
9,310	Encore Capital Group, Inc.[d]	373,797
2,100	Erste Group Bank AG	80,440
23,182	FlexiGroup, Ltd.	32,496
31,000	Fukuoka Financial Group, Inc.	147,908
1,488	Genworth MI Canada, Inc.	40,941
4,180	Goldman Sachs Group, Inc.	927,542
1,413	Hannover Rueckversicherung SE	169,721
900	Hokuhoku Financial Group, Inc.	14,396
41,271	HSBC Holdings plc	383,078
2,501	ING Groep NV	43,174
863	Intact Financial Corporation	65,191
6,110	Intercontinental Exchange, Inc.	402,771
2,170	Janus Henderson Group plc[d]	71,849
12,580	KeyCorp	235,749
936	Macquarie Group, Ltd.	63,652
39,853	Mapfre SA	139,494
2,630	Meta Financial Group, Inc.	234,070
5,900	MetLife, Inc.	324,146
4,600	Mitsubishi UFJ Financial Group, Inc.	31,027
54,600	Mizuho Financial Group, Inc.	100,108
800	MS and AD Insurance Group Holdings, Inc.	26,983
162	Muenchener Rueckversicherungs-Gesellschaft AG	32,781
2,671	National Bank of Canada	112,315
6,104	Nordea Bank AB	77,743
860	Pargesa Holding SA	65,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (65.4%)	Value
Financials (9.3%) - continued
8,082	Poste Italiane SPA[f]	$55,418
2,634	Power Corporation of Canada	60,082
9,500	Resona Holdings, Inc.	52,476
10,200	Senshu Ikeda Holdings, Inc.	43,150
1,643	Societe Generale	88,600
6,800	Sumitomo Mitsui Trust Holdings, Inc.	244,251
2,381	Swiss Re AG	218,201
17,890	Synchrony Financial	533,480
3,694	TD Ameritrade Holding Corporation	158,805
539	TMX Group, Ltd.	29,328
4,360	Zions Bancorporation	191,448
135	Zurich Insurance Group AG	39,400

	Total	8,480,892

Health Care (6.7%)
5,150	Acadia Healthcare Company, Inc.[d]	254,307
1,041	Ansell, Ltd.	18,984
200	Anthem, Inc.	37,626
3,667	CAE, Inc.	63,228
5,120	Celgene Corporation[d]	664,934
2,310	CIGNA Corporation	386,671
160	Danaher Corporation	13,502
666	GlaxoSmithKline plc	14,177
6,520	GlaxoSmithKline plc ADR	281,142
5,260	Hologic, Inc.[d]	238,699
124	Le Noble Age SA	8,486
185	Lonza Group AG	40,074
8,770	Medtronic plc	778,338
1,113	Merck KGaA	134,672
7,396	Novartis AG	617,763
4,308	Novo Nordisk AS	185,103
74	Roche Holding AG-Genusschein	18,908
1,110	Teleflex, Inc.	230,614
6,907	UnitedHealth Group, Inc.	1,280,696
1,430	Waters Corporation[d]	262,891
4,240	Zimmer Biomet Holdings, Inc.	544,416

	Total	6,075,231

Industrials (7.8%)
30	A P Moller - Maersk AS, Class A	57,243
51	A P Moller - Maersk AS, Class B	102,689
3,043	Adecco SA	231,822
300	Aica Kogyo Company, Ltd.	9,161
1,600	Asahi Glass Company, Ltd.	67,573
11,400	ComfortDelGro Corporation, Ltd	19,041
13,800	CSX Corporation	752,928
2,170	Cummins, Inc.	352,017
2,000	Dai Nippon Printing Company, Ltd.	22,280
6,530	Delta Air Lines, Inc.	350,922
1,367	Deutsche Lufthansa AG	31,153
8,060	Eaton Corporation plc	627,310
1,400	Equifax, Inc.	192,388
3,514	Finning International, Inc.	68,882
1,200	Fuji Machine Manufacturing Company, Ltd.	17,357
10,783	GWA Group, Ltd.	26,093
800	Hitachi Transport System, Ltd.	18,865
88	Hochtief AG	16,155
4,434	Illinois Tool Works, Inc.	635,170
1,300	Inaba Denki Sangyo Company, Ltd.	49,441
18,800	ITOCHU Corporation	279,912
813	Jardine Matheson Holdings, Ltd.	52,195
4,900	KITZ Corporation	45,799
4,411	KONE Oyj	224,411
1,083	Koninklijke Boskalis Westminster NV	35,172
588	Loomis AB	21,078
2,900	Marubeni Corporation	18,788
3,070	Masonite International Corporation[d]	231,785
7,328	Meggitt plc	45,535
1,420	Middleby Corporation[d]	172,544
2,600	MIRAIT Holdings Corporation	29,244
7,000	Mitsubishi Heavy Industries, Ltd.	28,820
2,000	Mitsuboshi Belting, Ltd.	22,206
2,644	Monadelphous Group, Ltd.	28,413
4,190	National Express Group plc	20,010
2,000	Nippon Express Company, Ltd.	12,550
3,400	Nitto Kogyo Corporation	53,793
1,277	Northgate plc	7,370
2,740	Oshkosh Corporation	188,731
1,206	Philips Lighting NVf	44,547
1,762	RELX NV	36,327
4,444	Rolls-Royce Holdings plc	51,545
315,524	Rolls-Royce Holdings plc Rights[d,e]	411
3,000	Ryobi, Ltd.	12,238
4,400	Saia, Inc.[d]	225,720
1,800	Sanwa Holdings Corporation	19,010
286	Schindler Holding AG, Participation Certificate	60,636
225	SFS Group AGd	25,529
1,847	Siemens AG	254,063
998	Skanska AB	23,698
9,198	SKF AB	186,778
3,000	Smiths Group plc	62,376
22,700	Sojitz Corporation	55,880
553	Spirax-Sarco Engineering plc	38,568
408	Sulzer, Ltd.	46,250
4,350	Team, Inc.[d]	102,007
2,900	Teijin, Ltd.	55,962
1,300	Toppan Forms Company, Ltd.	13,456
2,449	Vinci SA	208,904
1,640	WABCO Holdings, Inc.[d]	209,116
921	Wolseley plc	56,529
759	WSP Global, Inc.	31,494
2,942	YIT Oyj	24,607
600	Yuasa Trading Company, Ltd.	18,248

	Total	7,030,745

Information Technology (10.5%)
960	Alliance Data Systems Corporation	246,422
790	Alphabet, Inc., Class Ad	734,447
571	Alphabet, Inc., Class Cd	518,885
113	Alten SA	9,320
11,655	Apple, Inc.	1,678,553
1,100	Azbil Corporation	41,877
241	BKW FMB Energie	14,167
1,800	Canon, Inc.	61,227
2,860	Cap Gemini SA	295,446
1,132	Capital Power Corporation	21,229
10,790	Ciena Corporation[d]	269,966
16,623	Cisco Systems, Inc.	520,300
9,270	Cognizant Technology Solutions Corporation	615,528
1,730	F5 Networks, Inc.[d]	219,814
5,720	Facebook, Inc.[d]	863,606
8,580	Finisar Corporation[d]	222,908
4,100	FUJIFILM Holdings NPV	147,836
7,110	Juniper Networks, Inc.	198,227
7,100	Konica Minolta Holdings, Inc.	59,234
1,800	NEC Networks & System Integration Corporation	39,173
5,460	New Relic, Inc.[d]	234,835
63	NVIDIA Corporation	9,107
13,130	PayPal Holdings, Inc.[d]	704,687
600	Ryosan Company, Ltd.	21,942

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (65.4%)	Value
Information Technology (10.5%) - continued
3,500	Salesforce.com, Inc.[d]	$303,100
1,010	Seagate Technology plc	39,137
541	SMA Solar Technology AG	16,259
553	Software AG	24,255
4,125	Telefonaktiebolaget LM Ericsson	29,659
300	Tokyo Electron, Ltd.	40,558
7,580	Twitter, Inc.[d]	135,455
9,520	Visa, Inc.	892,785
4,749	Xilinx, Inc.	305,456

	Total	9,535,400

Materials (3.1%)
900	Adeka Corporation	13,750
1,350	APERAM	62,688
570	Ashland Global Holdings, Inc.	37,569
17,348	BHP Billiton, Ltd.	309,209
2,589	BillerudKorsnas AB	40,917
10,826	BlueScope Steel, Ltd.	109,603
1,440	Crown Holdings, Inc.[d]	85,910
7,800	Daicel Corporation	97,490
8,000	DOWA Holdings Company, Ltd.	60,680
520	Eagle Materials, Inc.	48,058
4,932	Evonik Industries AG	157,853
1,070	FMC Corporation	78,163
3,526	Granges AB	32,440
1,500	JSR Corporation	25,967
7,000	Kuraray Company, Ltd.	127,463
3,500	Kyoei Steel, Ltd.	58,090
7,900	Mitsubishi Chemical Holdings Corporation	65,821
1,250	Neenah Paper, Inc.	100,313
200	Nippon Shokubai Company, Ltd.	12,919
22,628	Norsk Hydro ASA	125,224
2,424	Nufarm, Ltd.	17,936
13,000	Oji Holdings Corporation	67,307
6,407	Orora, Ltd.	14,080
1,200	Packaging Corporation of America	133,668
4,800	Rengo Company, Ltd.	27,867
606	Rio Tinto, Ltd.	29,451
1,460	Sensient Technologies Corporation	117,574
1,614	Solvay SA	216,617
500	Sumitomo Seika Chemicals Company, Ltd.	24,587
2,300	Toagosei Company, Ltd.	30,001
9,870	UPM-Kymmene Oyj	281,441
1,564	Valvoline, Inc.	37,098
2,518	Verso Corporation[d]	11,809
600	Yamato Kogyo Company, Ltd.	15,413
3,770	Yara International ASA	141,761

	Total	2,816,737

Real Estate (9.3%)
650	Acadia Realty Trust	18,070
450	Agree Realty Corporation	20,641
2,991	Alexandria Real Estate Equities, Inc.	360,326
300	American Assets Trust, Inc.	11,817
900	American Campus Communities, Inc.	42,570
1,600	American Homes 4 Rent	36,112
427	American Tower Corporation	56,501
1,600	Apartment Investment & Management Company	68,752
1,700	Apple Hospitality REIT, Inc.	31,807
250	Armada Hoffler Properties, Inc.	3,238
1,000	AvalonBay Communities, Inc.	192,170
492	Bluerock Residential Growth REIT, Inc.	6,342
1,741	Boston Properties, Inc.	214,178
1,300	Brandywine Realty Trust	22,789
2,702	Brixmor Property Group, Inc.	48,312
3,300	Camden Property Trust	282,183
650	Care Capital Properties, Inc.	17,355
356	Chesapeake Lodging Trust	8,711
200	City Office REIT, Inc.	2,540
600	Colony Starwood Homes	20,586
300	Columbia Property Trust, Inc.	6,714
2,699	Cominar Real Estate Investment Trust	26,453
700	CoreCivic, Inc.	19,306
250	CoreSite Realty Corporation	25,883
700	Corporate Office Properties Trust	24,521
2,656	Cousins Properties, Inc.	23,346
2,140	Crown Castle International Corporation	214,385
1,700	CubeSmart	40,868
850	CyrusOne, Inc.	47,388
100	Daito Trust Construction Company, Ltd.	15,580
700	DCT Industrial Trust, Inc.	37,408
2,400	DDR Corporation	21,768
17,701	DEXUS Property Group	128,873
1,372	DiamondRock Hospitality Company	15,023
1,318	Digital Realty Trust, Inc.	148,868
900	Douglas Emmett, Inc.	34,389
11,870	Duke Realty Corporation	331,766
550	DuPont Fabros Technology, Inc.	33,638
121	EastGroup Properties, Inc.	10,140
400	Education Realty Trust, Inc.	15,500
553	Empire State Realty Trust, Inc.	11,486
456	EPR Properties	32,773
810	Equinix, Inc.	347,620
800	Equity Commonwealth[d]	25,280
600	Equity Lifestyle Properties, Inc.	51,804
3,770	Equity Residential	248,179
480	Essex Property Trust, Inc.	123,490
950	Extra Space Storage, Inc.	74,100
500	Federal Realty Investment Trust	63,195
950	FelCor Lodging Trust, Inc.	6,849
1,100	First Industrial Realty Trust, Inc.	31,482
1,677	Forest City Realty Trust, Inc.	40,533
1,400	Gaming and Leisure Properties, Inc.	52,738
12,059	General Growth Properties, Inc.	284,110
900	GEO Group, Inc.	26,613
1,360	Gramercy Property Trust	40,406
4,787	H&R Real Estate Investment Trust	81,285
3,450	HCP, Inc.	110,262
900	Healthcare Realty Trust, Inc.	30,735
1,450	Healthcare Trust of America, Inc.	45,110
1,100	Highwoods Properties, Inc.	55,781
1,300	Hospitality Properties Trust	37,895
5,671	Host Hotels & Resorts, Inc.	103,609
1,350	Hudson Pacific Properties, Inc.	46,156
20,000	Hysan Development Company, Ltd.	95,448
950	Invitation Homes, Inc.	20,549
1,700	Iron Mountain, Inc.	58,412
800	Kilroy Realty Corporation	60,120
3,000	Kimco Realty Corporation	55,050
400	Kite Realty Group Trust	7,572
467	Lamar Advertising Company	34,357
700	LaSalle Hotel Properties	20,860
1,100	Liberty Property Trust	44,781
313	Life Storage, Inc.	23,193
975	Macerich Company	56,608
600	Mack-Cali Realty Corporation	16,284

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (65.4%)	Value
Real Estate (9.3%) - continued
2,500	Medical Properties Trust, Inc.	$32,175
834	Mid-America Apartment Communities, Inc.	87,887
400	National Health Investors, Inc.	31,680
1,600	National Retail Properties, Inc.	62,560
201	National Storage Affiliates Trust	4,645
30,348	New World Development Company, Ltd.	38,469
1,100	Omega Healthcare Investors, Inc.	36,322
800	Outfront Media, Inc.	18,496
207	Parkway, Inc.	4,738
400	Pebblebrook Hotel Trust	12,896
2,500	Physicians Realty Trust	50,350
300	Piedmont Office Realty Trust, Inc.	6,324
6,245	Prologis, Inc.	366,207
1,538	Public Storage, Inc.	320,719
338	QTS Realty Trust, Inc.	17,688
630	Quality Care Properties, Inc.[d]	11,535
500	Ramco-Gershenson Properties Trust	6,450
1,927	Realty Income Corporation	106,332
1,420	Regency Centers Corporation	88,949
650	Retail Opportunity Investments Corporation	12,473
1,300	Retail Properties of America, Inc.	15,873
1,195	RLJ Lodging Trust	23,745
6,000	Road King Infrastructure, Ltd.	7,406
352	Road King Infrastructure, Ltd., Rights[d,e]	0
300	Ryman Hospitality Properties	19,203
400	Sabra Health Care REIT, Inc.	9,640
1,323	Senior Housing Property Trust	27,042
3,375	Simon Property Group, Inc.	545,940
800	SL Green Realty Corporation	84,640
3,100	Spirit Realty Capital, Inc.	22,971
300	STAG Industrial, Inc.	8,280
29,494	Stockland	99,185
1,596	Store Capital Corporation	35,830
1,435	Summit Hotel Properties, Inc.	26,763
600	Sun Communities, Inc.	52,614
5,000	Sun Hung Kai Properties, Ltd.	73,451
1,621	Sunstone Hotel Investors, Inc.	26,131
638	Tanger Factory Outlet Centers, Inc.	16,575
450	Taubman Centers, Inc.	26,797
2,050	UDR, Inc.	79,888
100	Uniti Group, Inc.	2,514
600	Urban Edge Properties	14,238
200	Urstadt Biddle Properties, Inc.	3,960
2,600	Ventas, Inc.	180,648
7,242	VEREIT, Inc.	58,950
2,060	Vornado Realty Trust	193,434
700	Washington Prime Group, Inc.	5,859
200	Washington REIT	6,380
800	Weingarten Realty Investors	24,080
2,799	Welltower, Inc.	209,505
3,000	Wheelock and Company, Ltd.	22,628
14,700	Wing Tai Holdings, Ltd.	21,255
500	WP Carey, Inc.	33,005
700	Xenia Hotels & Resorts, Inc.	13,559

	Total	8,460,426

Telecommunications Services (1.0%)
2,960	Elisa Oyj	114,825
2,833	Freenet AG	90,380
10,406	Inmarsat plc	104,364
46,042	KCOM Group plc	53,371
4,300	Nippon Telegraph & Telephone Corporation	202,978
3,000	NTT DOCOMO, Inc.	70,952
52,856	PCCW, Ltd.	30,039
4,608	Proximus SA	161,277
5,601	TDC AS	32,572
4,600	Telefonica Deutschland Holding AG	23,005
2,997	Telenor ASA	49,721

	Total	933,484

Utilities (1.2%)
1,010	ATCO, Ltd.	39,495
962	Canadian Utilities, Ltd.	30,912
52,826	Centrica plc	137,732
35,590	Electricidade de Portugal SA	116,423
149	Elia System Operator SA	8,432
6,312	Endesa SA	145,609
9,171	MDU Resources Group, Inc.	240,280
4,830	New Jersey Resources Corporation	191,751
32,000	Osaka Gas Company, Ltd.	131,035
12,341	Redes Energeticas Nacionais SGPS SA	38,662
772	Verbund AG	14,725

	Total	1,095,056

	Total Common Stock (cost $52,433,262)	59,338,599

Principal Amount	Long-Term Fixed Income (17.8%)
Asset-Backed Securities (0.2%)
	Earnest Student Loan Program, LLC
104,275	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	104,358
	Marlette Funding Trust
44,905	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	45,107
	SoFi Consumer Loan Program, LLC
41,954	3.280%, 1/26/2026, Ser. 2017-1, Class Af	42,499

	Total	191,964

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[f]	16,275
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[f]	13,293
	ArcelorMittal SA
50,000	6.000%, 3/1/2021	53,812
	BWAY Holding Company
30,000	5.500%, 4/15/2024[f]	30,638
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,201
	EI du Pont de Nemours & Company
14,000	2.200%, 5/1/2020	14,075
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[f]	56,375
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[f]	30,000
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,455
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,455
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[f]	41,225
	Peabody Securities Finance Corporation
30,000	6.375%, 3/31/2025[f]	29,550
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	47,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Basic Materials (0.5%) - continued
	Sherwin-Williams Company
$13,000	2.250%, 5/15/2020	$13,028
	Steel Dynamics, Inc.
30,000	5.000%, 12/15/2026	30,787
	Vale Overseas, Ltd.
7,000	5.875%, 6/10/2021	7,514
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[f]	10,695

	Total	423,578

Capital Goods (0.4%)
	AECOM
50,000	5.875%, 10/15/2024	54,375
	Bombardier, Inc.
30,000	7.500%, 3/15/2025[f]	31,125
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[f]	53,500
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[f]	58,369
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,155
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	52,375
	General Electric Company
16,000	5.000%, 1/21/2021[g]	16,982
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,136
	Rockwell Collins, Inc.
10,000	1.950%, 7/15/2019	10,015
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,022
	United Rentals North America, Inc.
55,000	5.500%, 7/15/2025	57,613

	Total	365,667

Collateralized Mortgage Obligations (1.7%)
	Alternative Loan Trust
118,726	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	102,125
	Angel Oak Mortgage Trust
12,428	4.500%, 11/25/2045, Ser. 2015-1, Class A*,h	12,444
	Banc of America Alternative Loan Trust
38,988	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	34,224
	CHL Mortgage Pass-Through Trust
63,901	3.337%, 1/25/2036, Ser. 2005-31, Class 4A2	57,587
	Citigroup Mortgage Loan Trust, Inc.
21,502	3.670%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	17,198
	CitiMortgage Alternative Loan Trust
68,648	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	59,838
	Countrywide Alternative Loan Trust
65,466	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	44,568
199,262	6.000%, 4/25/2037, Ser. 2007-7T2, Class A9	137,407
	Credit Suisse First Boston Mortgage Securities Corporation
38,689	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	37,589
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
43,111	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	43,773
	J.P. Morgan Alternative Loan Trust
113,907	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	103,280
	J.P. Morgan Mortgage Trust
56,007	3.087%, 6/25/2035, Ser. 2005-A3, Class 4A1	56,476
64,422	3.177%, 6/25/2035, Ser. 2005-A3, Class 3A4	64,323
43,915	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	43,834
61,839	3.263%, 1/25/2037, Ser. 2006-A7, Class 2A2	61,225
	Mill City Mortgage Loan Trust
94,567	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	95,323
	MortgageIT Trust
51,029	1.476%, 12/25/2035, Ser. 2005-5, Class A1[i]	47,703
	New York Mortgage Trust
56,382	3.584%, 5/25/2036, Ser. 2006-1, Class 2A3	53,622
	Residential Accredit Loans, Inc. Trust
53,748	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	48,621
	Residential Funding Mortgage Security I Trust
59,242	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	55,172
	Structured Adjustable Rate Mortgage Loan Trust
68,286	3.489%, 9/25/2035, Ser. 2005-18, Class 1A1	55,256
	Structured Asset Mortgage Investments, Inc.
111,714	1.526%, 12/25/2035, Ser. 2005-AR4, Class A1[i]	95,287
	WaMu Mortgage Pass Through Certificates
52,872	2.937%, 10/25/2036, Ser. 2006-AR12, Class 1A1	50,758
99,606	1.472%, 1/25/2047, Ser. 2006-AR19, Class 1Ai	80,347
	Wells Fargo Mortgage Backed Securities Trust
41,752	3.107%, 3/25/2036, Ser. 2006-AR2, Class 2A1	42,033
39,449	3.270%, 7/25/2036, Ser. 2006-AR10, Class 2A1	38,931
32,072	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	32,257

	Total	1,571,201

Communications Services (0.7%)
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,670
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,135
	AT&T, Inc.
10,000	5.875%, 10/1/2019	10,823
7,000	5.200%, 3/15/2020	7,521
10,000	2.226%, 6/30/2020[i]	10,131

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Communications Services (0.7%) - continued
$ 15,000	2.800%, 2/17/2021	$15,158
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,095
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[f]	32,100
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,800
	Charter Communications Operating, LLC
10,000	3.579%, 7/23/2020	10,333
5,000	4.464%, 7/23/2022	5,327
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	41,108
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	53,062
	Comcast Corporation
14,000	1.625%, 1/15/2022	13,611
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,134
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,288
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	54,407
	DISH Network Corporation, Convertible
8,000	3.375%, 8/15/2026[f]	9,700
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,400
	Moody’s Corporation
7,000	2.750%, 12/15/2021	7,058
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[f]	36,113
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	52,313
	Sprint Corporation
55,000	7.625%, 2/15/2025	63,319
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,127
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,344
	Verizon Communications, Inc.
16,000	4.500%, 9/15/2020	17,090
17,000	2.946%, 3/15/2022[f]	17,116
	Viacom, Inc.
14,000	4.250%, 9/1/2023	14,613
	Virgin Media Secured Finance plc
30,000	5.250%, 1/15/2026[f]	31,224

	Total	635,120

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[f]	46,125
	American Honda Finance Corporation
10,000	2.000%, 2/14/2020	10,021
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[f]	14,941
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	62,100
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	31,668
	CVS Health Corporation
7,000	2.750%, 12/1/2022	7,008
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,058
	Ford Motor Credit Company, LLC
14,000	2.262%, 3/28/2019	14,039
14,000	2.597%, 11/4/2019	14,094
10,000	3.336%, 3/18/2021	10,192
	General Motors Financial Company, Inc.
5,000	3.150%, 1/15/2020	5,085
10,000	2.650%, 4/13/2020	10,046
10,000	4.375%, 9/25/2021	10,579
6,000	3.150%, 6/30/2022	5,975
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,150
	Hyundai Capital America
7,000	2.550%, 4/3/2020[f]	6,982
	KB Home
29,000	4.750%, 5/15/2019	29,870
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,547
	Lennar Corporation
50,000	4.750%, 11/15/2022	53,250
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	14,016
	McDonald’s Corporation
14,000	2.625%, 1/15/2022	14,082
	MGM Resorts International
55,000	6.000%, 3/15/2023	60,637
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[f]	34,779
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,237
	Nissan Motor Acceptance Corporation
11,000	2.000%, 3/8/2019[f]	11,009
	Prime Security Services Borrower, LLC
45,000	9.250%, 5/15/2023[f]	48,900
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	31,275
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,159
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	57,333
	Scientific Games International, Inc.
30,000	7.000%, 1/1/2022[f]	31,950
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,500
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,083
	Volkswagen Group of America Finance, LLC
9,000	2.450%, 11/20/2019[f]	9,050
	West Corporation
25,000	5.375%, 7/15/2022[f]	25,250
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[f]	57,338

	Total	835,328

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
14,000	2.550%, 3/15/2022	13,892
11,000	3.400%, 11/30/2023	11,259

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Non-Cyclical (0.8%) - continued
	AbbVie, Inc.
$14,000	2.500%, 5/14/2020	$14,161
7,000	2.900%, 11/6/2022	7,065
	Amgen, Inc.
13,000	2.650%, 5/11/2022	13,042
	Anheuser-Busch InBev Finance, Inc.
15,000	2.430%, 2/1/2021[i]	15,535
10,000	2.650%, 2/1/2021	10,133
7,000	3.300%, 2/1/2023	7,207
	Anheuser-Busch InBev Worldwide, Inc.
12,000	6.500%, 7/15/2018	12,583
	BAT International Finance plc
10,000	1.756%, 6/15/2018[f,i]	10,027
	Becton, Dickinson and Company
14,000	3.125%, 11/8/2021	14,259
	Biogen, Inc.
10,000	3.625%, 9/15/2022	10,457
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,441
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,251
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,409
	CHS/Community Health Systems, Inc.
30,000	6.250%, 3/31/2023	30,971
	Constellation Brands, Inc.
6,000	2.700%, 5/9/2022	5,992
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,994
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,062
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	51,313
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,564
	Forest Laboratories, Inc.
4,000	4.375%, 2/1/2019[f]	4,125
	Forest Laboratories, LLC
4,000	4.875%, 2/15/2021[f]	4,303
	HCA, Inc.
26,748	4.750%, 5/1/2023	28,286
	JBS USA, LLC
55,000	5.750%, 6/15/2025[f]	51,700
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,041
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,257
	Medtronic Global Holdings SCA
14,000	1.700%, 3/28/2019	14,009
	Molson Coors Brewing Company
14,000	2.250%, 3/15/2020[f]	13,999
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[f]	4,871
	Mylan NV
14,000	3.150%, 6/15/2021	14,242
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[f]	5,567
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	53,375
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	24,608
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,177
	Shire Acquisitions Investments Ireland Designated Activity Company
12,000	2.400%, 9/23/2021	11,859
	Smithfield Foods, Inc.
11,000	2.700%, 1/31/2020[f]	11,057
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	53,125
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,816
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,300
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[f]	25,143
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[f]	24,219
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,307

	Total	755,003

Energy (0.8%)
	Alliance Resource Operating Partners, LP
35,000	7.500%, 5/1/2025[f]	36,794
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	11,029
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	35,076
	BP Capital Markets plc
15,000	1.676%, 5/3/2019	14,950
7,000	2.315%, 2/13/2020	7,064
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	17,091
	Cenovus Energy, Inc.
7,000	3.800%, 9/15/2023	6,905
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,300
	Continental Resources, Inc.
7,000	5.000%, 9/15/2022	6,869
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,900
	Encana Corporation
9,000	3.900%, 11/15/2021	9,173
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	56,925
	EQT Corporation
10,000	8.125%, 6/1/2019	11,035
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,029
	Kinder Morgan Energy Partners, LP
14,000	3.450%, 2/15/2023	14,084
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,947
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,286
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[f]	25,513
	MPLX, LP
10,000	4.500%, 7/15/2023	10,614

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Energy (0.8%) - continued
$55,000	4.875%, 12/1/2024	$58,644
	ONEOK, Inc.
10,000	7.500%, 9/1/2023	11,925
	PBF Holding Company, LLC
40,000	7.250%, 6/15/2025[f]	38,550
	Petrobras Global Finance BV
32,000	8.375%, 5/23/2021	35,820
13,000	7.375%, 1/17/2027	13,754
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,823
13,000	6.500%, 3/13/2027[f]	13,965
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	53,619
	Rowan Companies, Inc.
5,000	7.375%, 6/15/2025	4,663
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,794
6,000	5.625%, 4/15/2023	6,669
55,000	5.625%, 3/1/2025	60,730
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,181
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,506
	Tesoro Corporation
40,000	4.750%, 12/15/2023[f]	43,076
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	16,900
	Williams Partners, LP
14,000	4.000%, 11/15/2021	14,565

	Total	756,768

Financials (2.1%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,172
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,037
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,100
	American Express Credit Corporation
7,000	1.502%, 5/3/2019[i]	7,020
7,000	2.200%, 3/3/2020	7,033
10,000	2.292%, 9/14/2020[i]	10,175
	AMG Capital Trust II, Convertible
700	5.150%, 10/15/2037	41,388
	Bank of America Corporation
25,000	5.650%, 5/1/2018	25,785
10,000	2.625%, 4/19/2021	10,043
14,000	5.700%, 1/24/2022	15,818
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,925
	Bank of New York Mellon Corporation
14,000	2.600%, 2/7/2022	14,096
	Bank of Nova Scotia
10,000	2.700%, 3/7/2022	10,055
	Barclays plc
14,000	3.200%, 8/10/2021	14,201
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,063
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	20,231
	Blackstone Mortgage Trust, Inc., Convertible
50,000	5.250%, 12/1/2018	57,875
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,020
	Capital One Financial Corporation
6,000	2.500%, 5/12/2020	6,026
18,000	3.050%, 3/9/2022	18,140
	Citigroup, Inc.
14,000	2.450%, 1/10/2020	14,083
14,000	2.650%, 10/26/2020	14,133
21,000	2.350%, 8/2/2021	20,807
7,000	2.750%, 4/25/2022	7,000
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,159
	Commonwealth Bank of Australia
14,000	2.250%, 3/10/2020[f]	14,029
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
12,000	3.950%, 11/9/2022	12,531
	Credit Agricole SA
7,000	3.375%, 1/10/2022[f]	7,187
	Credit Suisse Group Funding Guernsey, Ltd.
21,000	3.800%, 9/15/2022	21,816
	Credit Suisse Group Funding, Ltd.
14,000	3.125%, 12/10/2020	14,262
	DDR Corporation
10,000	3.500%, 1/15/2021	10,124
	Deutsche Bank AG
21,000	4.250%, 10/14/2021	21,988
	Discover Bank
4,000	8.700%, 11/18/2019	4,520
	Fifth Third Bancorp
6,000	2.600%, 6/15/2022	5,968
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,083
12,000	7.500%, 2/15/2019	13,017
12,000	5.375%, 5/10/2020[g]	12,610
10,000	2.600%, 12/27/2020	10,053
14,000	5.250%, 7/27/2021	15,343
10,000	2.352%, 11/15/2021[i]	10,093
14,000	3.000%, 4/26/2022	14,129
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	466,159
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[f]	9,853
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,017
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,210
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,427
	HSBC Holdings plc
20,000	3.400%, 3/8/2021	20,554
14,000	6.875%, 6/1/2021[g]	15,120
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,196
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,734
15,000	6.750%, 2/1/2024	15,639
	ING Capital Funding Trust III
10,000	4.896%, 9/30/2017[g,i]	10,031
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (2.1%) - continued
$14,000	5.875%, 8/15/2022	$15,804
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,037
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	8,611
5,000	2.250%, 1/23/2020	5,015
9,000	1.882%, 6/1/2021[i]	9,012
10,000	2.776%, 4/25/2023	10,017
14,000	2.383%, 10/24/2023[i]	14,210
	KeyCorp
12,000	2.300%, 12/13/2018	12,065
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[f]	4,347
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,775
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,024
	Mitsubishi UFJ Financial Group, Inc.
7,000	2.998%, 2/22/2022	7,103
	Morgan Stanley
16,000	6.625%, 4/1/2018	16,568
10,000	2.310%, 1/27/2020[i]	10,151
14,000	2.800%, 6/16/2020	14,208
10,000	2.500%, 4/21/2021	9,991
14,000	2.336%, 1/20/2022[i]	14,140
6,000	2.750%, 5/19/2022	5,998
10,000	4.875%, 11/1/2022	10,856
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,800
	National City Corporation
8,000	6.875%, 5/15/2019	8,705
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	9,983
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,080
	Park Aerospace Holdings, Ltd.
50,000	5.500%, 2/15/2024[f]	52,225
	PNC Bank NA
11,000	2.450%, 11/5/2020	11,093
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[f]	56,788
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,992
	Regions Bank
7,000	7.500%, 5/15/2018	7,328
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,223
	Reinsurance Group of America, Inc.
10,000	4.700%, 9/15/2023	10,848
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	14,023
	Royal Bank of Scotland Group plc
9,000	8.625%, 8/15/2021[g]	9,810
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,090
15,000	2.500%, 7/15/2021	15,001
	Standard Chartered plc
2,000	2.100%, 8/19/2019[f]	1,993
	State Street Corporation
10,000	2.081%, 8/18/2020[i]	10,213
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,190
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,152
	Synchrony Financial
5,000	2.402%, 2/3/2020[i]	5,038
	Toronto-Dominion Bank
10,000	1.993%, 1/22/2019[i]	10,093
10,000	2.172%, 12/14/2020[i]	10,145
	UBS Group Funding Jersey, Ltd.
10,000	2.950%, 9/24/2020[f]	10,215
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,439
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,081
	Wells Fargo & Company
7,000	1.852%, 1/30/2020[i]	7,046
8,000	2.100%, 7/26/2021	7,893
14,000	2.263%, 1/24/2023[i]	14,148
10,000	2.402%, 10/31/2023[i]	10,178
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,747

	Total	1,854,470

Foreign Government (4.0%)
	Argentina Government International Bond
71,000	6.875%, 4/22/2021	76,077
45,000	5.625%, 1/26/2022	46,080
87,000	7.500%, 4/22/2026	93,525
37,000	6.875%, 1/26/2027	38,258
82,150	8.280%, 12/31/2033	91,022
27,000	7.125%, 7/6/2036	26,757
68,266	2.500%, 12/31/2038[h]	44,612
32,000	7.625%, 4/22/2046	32,768
	Brazil Government International Bond
68,000	4.875%, 1/22/2021	71,264
98,000	2.625%, 1/5/2023	90,773
35,000	6.000%, 4/7/2026	37,765
46,000	7.125%, 1/20/2037	52,555
54,000	5.000%, 1/27/2045	47,250
23,000	5.625%, 2/21/2047	21,965
	Colombia Government International Bond
45,000	4.375%, 7/12/2021	47,880
43,000	2.625%, 3/15/2023	41,925
40,000	4.000%, 2/26/2024	41,520
25,000	7.375%, 9/18/2037	32,150
52,000	5.625%, 2/26/2044	56,836
54,000	5.000%, 6/15/2045	54,324
	Croatia Government International Bond
9,000	6.750%, 11/5/2019[f]	9,799
55,000	6.625%, 7/14/2020[f]	60,638
28,000	6.000%, 1/26/2024[f]	31,365
	Hungary Government International Bond
76,000	5.750%, 11/22/2023	86,902
76,000	5.375%, 3/25/2024	85,554
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[f]	64,440
45,000	3.375%, 4/15/2023[f]	45,185
59,000	5.875%, 1/15/2024[f]	67,250
16,000	4.125%, 1/15/2025[f]	16,497
30,000	4.750%, 1/8/2026[f]	32,201
45,000	8.500%, 10/12/2035[f]	64,778
17,000	6.750%, 1/15/2044[f]	21,875
92,000	5.125%, 1/15/2045[f]	98,492

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Foreign Government (4.0%) - continued
	Mexico Government International Bond
$10,000	5.750%, 10/12/2110	$10,375
64,000	4.000%, 10/2/2023	66,915
64,000	3.600%, 1/30/2025	64,768
60,000	4.125%, 1/21/2026	62,370
28,000	4.150%, 3/28/2027	28,994
18,000	6.750%, 9/27/2034	22,964
26,000	6.050%, 1/11/2040	30,649
56,000	4.750%, 3/8/2044	56,056
36,000	5.550%, 1/21/2045	40,320
31,000	4.600%, 1/23/2046	30,273
29,000	4.350%, 1/15/2047	27,237
	Panama Government International Bond
27,000	4.000%, 9/22/2024	28,350
42,000	3.750%, 3/16/2025	43,260
40,000	6.700%, 1/26/2036	51,500
	Peru Government International Bond
21,000	5.625%, 11/18/2050	25,441
47,000	8.750%, 11/21/2033	72,027
	Philippines Government International Bond
35,000	4.000%, 1/15/2021	37,305
40,000	7.750%, 1/14/2031	57,697
23,000	6.375%, 10/23/2034	30,875
18,000	5.000%, 1/13/2037	21,360
37,000	3.950%, 1/20/2040	38,609
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	44,551
20,000	4.875%, 1/22/2024[f]	21,800
10,000	6.125%, 1/22/2044[f]	12,690
	Russia Government International Bond
158,000	5.000%, 4/29/2020[f]	167,438
54,000	4.875%, 9/16/2023[f]	57,914
48,985	7.500%, 3/31/2030[f]	58,782
60,000	5.625%, 4/4/2042[f]	64,950
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	52,994
75,000	4.875%, 4/14/2026	75,150
	Turkey Government International Bond
34,000	7.000%, 6/5/2020	37,177
75,000	5.125%, 3/25/2022	77,839
44,000	6.250%, 9/26/2022	47,803
56,000	5.750%, 3/22/2024	59,220
79,000	4.250%, 4/14/2026	74,982
25,000	4.875%, 10/9/2026	24,642
56,000	6.875%, 3/17/2036	62,955
36,000	6.750%, 5/30/2040	40,116
36,000	4.875%, 4/16/2043	31,925
55,000	6.625%, 2/17/2045	60,608

	Total	3,651,163

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
150,000	3.000%, 7/1/2031[c]	154,008
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	4.000%, 7/1/2047[c]	420,609
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
250,000	3.000%, 7/1/2047[c]	249,610
1,500,000	3.500%, 7/1/2047[c]	1,540,149
1,300,000	4.000%, 7/1/2047[c]	1,366,320
200,000	4.500%, 7/1/2047[c]	214,484

	Total	3,945,180

Technology (0.8%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[f]	30,300
	Apple, Inc.
14,000	2.850%, 5/6/2021	14,393
13,000	1.532%, 5/11/2022[i]	13,034
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,127
	Broadcom Corporation
14,000	2.375%, 1/15/2020[f]	14,019
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,234
14,000	5.450%, 6/15/2023[f]	15,191
	Equinix, Inc.
40,000	5.750%, 1/1/2025	43,050
	Fidelity National Information Services, Inc.
10,000	3.625%, 10/15/2020	10,475
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,800
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,527
	Intel Corporation
15,000	1.700%, 5/19/2021	14,804
10,000	3.100%, 7/29/2022	10,359
	Intel Corporation, Convertible
30,000	3.493%, 12/15/2035[h]	39,206
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	23,107
	Microchip Technology, Inc., Convertible
80,000	1.625%, 2/15/2027[f]	84,100
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	93,563
38,000	3.000%, 11/15/2043	42,750
	Microsoft Corporation
14,000	2.400%, 2/6/2022	14,130
	NXP BV
35,000	3.875%, 9/1/2022[f]	36,444
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	71,550
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,094
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[f]	51,000
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,959

	Total	721,216

Transportation (0.1%)
	Air Canada Pass Through Trust
4,466	3.875%, 3/15/2023[f]	4,455
	American Airlines Pass Through Trust
6,089	4.950%, 1/15/2023	6,485
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[f]	19,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Transportation (0.1%) - continued
	Delta Air Lines, Inc.
$ 6,114	4.950%, 5/23/2019	$6,351
10,000	2.875%, 3/13/2020	10,130
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,193
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,250

	Total	67,664

Utilities (0.4%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	7,023
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,118
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,012
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,121
	Calpine Corporation
50,000	5.375%, 1/15/2023	48,750
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,997
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	12,061
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,064
	Dynegy, Inc.
55,000	7.375%, 11/1/2022	54,312
	Edison International
7,000	2.125%, 4/15/2020	7,007
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019	4,996
	Eversource Energy
5,000	1.600%, 1/15/2018	4,992
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,498
10,000	2.950%, 1/15/2020	10,177
	Fortis, Inc.
5,000	2.100%, 10/4/2021[f]	4,897
	Great Plains Energy, Inc.
10,000	2.500%, 3/9/2020	10,093
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,046
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,484
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,164
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,040
	PPL Capital Funding, Inc.
5,000	3.500%, 12/1/2022	5,166
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,137
	Sempra Energy
14,000	6.150%, 6/15/2018	14,579
5,000	2.400%, 3/15/2020	5,022
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,016
	Southern Company
10,000	1.850%, 7/1/2019	9,962
6,000	2.350%, 7/1/2021	5,956

	Total	333,690

	Total Long-Term Fixed Income (cost $15,757,793)	16,108,012

Shares	Registered Investment Companies (4.4%)
Equity Funds/Exchange Traded Funds (2.2%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	27,162
2,314	BlackRock Resources & Commodities Strategy Trust	18,535
1,025	Guggenheim Multi-Asset Income ETF	21,474
2,300	iShares MSCI EAFE Index Fund	149,960
17,250	Materials Select Sector SPDR Fund	928,222
3,050	Powershares S&P SmallCap Information Technology Portfolio	225,639
11,360	Utilities Select Sector SPDR Fund	590,266

	Total	1,961,258

Fixed Income Funds/Exchange Traded Funds (2.2%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	60,235
16,673	iShares S&P U.S. Preferred Stock Index Fund	653,081
11,462	MFS Intermediate Income Trust	49,516
18,944	PowerShares Preferred Portfolio	286,244
26,000	PowerShares Senior Loan Portfolio	601,640
9,283	Templeton Global Income Fund	62,382
2,045	Vanguard Short-Term Corporate Bond ETF	163,682
4,286	Western Asset Emerging Markets Debt Fund, Inc.	66,733
6,795	Western Asset High Income Opportunity Fund, Inc.	34,450

	Total	1,977,963

	Total Registered Investment Companies (cost $3,796,706)	3,939,221

	Preferred Stock (0.2%)
Consumer Staples (0.1%)
196	Bunge, Ltd., Convertible, 4.875%[g]	20,433
736	Henkel AG & Company KGaA, 1.470%	101,490

	Total	121,923

Energy (<0.1%)
355	Alpha Natural Resources, Inc., 0.000%[d]	6,656
355	ANR Holdings, Inc., 0.000%[d]	1,065

	Total	7,721

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	73,525

	Total	73,525

Industrials (<0.1%)
105	Stanley Black & Decker, Inc., Convertible, 5.375%	11,521

	Total	11,521

	Total Preferred Stock (cost $201,025)	214,690

Shares or Principal Amount	Short-Term Investments (7.9%)[j]
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 8/1/2017[k]	99,918
100,000	0.980%, 8/23/2017[k]	99,855
100,000	1.035%, 9/27/2017[k]	99,754

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.9%)[j]	Value
	Thrivent Core Short-Term Reserve Fund
683,854	1.240%	$6,838,538

	Total Short-Term Investments (cost $7,138,053)	7,138,065

	Total Investments (cost $87,194,492) 104.3%	$94,536,533

	Other Assets and Liabilities, Net (4.3%)	(3,874,322)

	Total Net Assets 100.0%	$90,662,211

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $3,187,890 or 3.5% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Portfolio as of June 30, 2017 was $111,958 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$12,304
Digicel, Ltd., 4/15/2021	8/19/2013	56,997
Marlette Funding Trust, 1/17/2023	7/20/2016	44,892

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$418,950	5.226%, 3/7/2024	$418,079
	Chemours Company, Term Loan
283,189	3.570%, 5/12/2022	283,968
	Contura Energy, Inc., Term Loan
768,075	6.230%, 3/17/2024	745,033
	Ineos Finance, LLC, Term Loan
974,377	3.976%, 3/31/2022[b,c]	975,799
	Peabody Energy Corporation, Term Loan
224,438	5.726%, 3/31/2022	223,932
	Tronox Pigments BV, Term Loan
961,548	4.796%, 3/19/2020	966,356

	Total	3,613,167

Capital Goods (1.4%)
	Advanced Disposal Services, Inc., Term Loan
473,460	3.939%, 11/10/2023	474,899
	Berry Plastics Corporation, Term Loan
1,025,000	3.367%, 2/8/2020	1,024,713
375,000	3.367%, 1/6/2021	374,783
94,762	3.617%, 1/19/2024	94,723
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,445,000	5.226%, 11/30/2023	1,449,812
	Reynolds Group Holdings, Inc., Term Loan
357,305	4.226%, 2/5/2023	357,565
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,382,996	4.226%, 5/15/2022	1,377,810

	Total	5,154,305

Communications Services (5.1%)
	Altice Financing SA, Term Loan
385,000	3.908%, 7/15/2025	383,676
	Altice US Finance I Corporation, Term Loan
485,000	3.466%, 7/14/2025	480,150
	Atlantic Broadband Penn, LLC, Term Loan
42,344	3.726%, 11/30/2019	42,362
	Beasley Broadcast Group, Inc., Term Loan
356,038	7.226%, 11/1/2023	359,598
	Birch Communication Inc., Term Loan
501,802	8.550%, 7/18/2020	357,117
	CBS Radio, Inc., Term Loan
130,000	0.000%, 10/17/2023[b,c]	130,569
	Cengage Learning Acquisitions, Term Loan
932,316	5.339%, 6/7/2023	878,810
	Charter Communications Operating, LLC, Term Loan
397,928	3.230%, 7/1/2020	398,974
392,953	3.230%, 1/3/2021	393,936
	Cincinnati Bell, Inc., Term Loan
336,269	4.051%, 9/10/2020	338,538
	Coral-US Co-Borrower, LLC, Term Loan
1,105,000	4.726%, 11/19/2024	1,107,077
	CSC Holdings, LLC, Term Loan
645,000	3.459%, 7/17/2025	640,001
	FairPoint Communications, Inc., Term Loan
677,219	7.500%, 2/14/2019	677,362
	Gray Television, Inc., Term Loan
398,000	3.551%, 2/7/2024	399,493
	Hargray Merger Subsidiary Corporation, Term Loan
310,000	4.226%, 3/24/2024	310,291
	Intelsat Jackson Holdings SA, Term Loan
264,628	4.000%, 6/30/2019	262,188
	Level 3 Financing, Inc., Term Loan
1,275,000	3.466%, 2/22/2024	1,277,397
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	4.658%, 1/7/2022	954,549
195,000	7.908%, 7/7/2023	194,025
	LTS Buyer, LLC, Term Loan
905,178	4.546%, 4/13/2020	907,894
	McGraw-Hill Global Education Holdings, LLC, Term Loan
796,950	5.226%, 5/4/2022	782,876
	Mediacom Illinois, LLC, Term Loan
349,125	3.440%, 2/15/2024	349,998
	NEP/NCP Holdco, Inc., Term Loan
1,189,676	4.476%, 1/22/2020	1,189,307
970,000	0.000%, 7/21/2022[b,c]	969,699
	New LightSquared, Term Loan
210,161	19.939%, 12/7/2020	203,707
	SBA Senior Finance II, LLC, Term Loan
679,000	3.480%, 3/24/2021	680,107
	SFR Group SA, Term Loan
350,000	3.944%, 6/22/2025	346,829
	Sprint Communications, Inc., Term Loan
1,446,375	3.750%, 2/2/2024	1,446,071
	TNS, Inc., Term Loan
365,793	5.230%, 2/15/2020	368,262
	Univision Communications, Inc., Term Loan
570,681	3.976%, 3/15/2024	559,028
	WideOpenWest Finance, LLC, Term Loan
1,205,000	0.000%, 8/6/2023[b,c]	1,202,952
843,625	4.702%, 8/19/2023	842,191

	Total	19,435,034

Consumer Cyclical (2.0%)
	Amaya Holdings BV, Term Loan
1,090,934	4.796%, 8/1/2021	1,091,927
	Boyd Gaming Corporation, Term Loan
322,903	3.688%, 9/15/2023	323,509
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	3.960%, 7/29/2021	543,901
	Ceridian HCM Holding, Inc., Term Loan
301,676	4.726%, 9/15/2020	299,226
	Eldorado Resorts, Inc., Term Loan
329,175	3.375%, 4/17/2024	326,295
	Four Seasons Hotels, Ltd., Term Loan
638,396	3.726%, 11/30/2023	642,118
	Golden Nugget, Inc., Term Loan
306,144	4.710%, 11/21/2019	309,016

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$128,504	4.680%, 11/21/2019	$129,709
	IMG Worldwide, Inc., Term Loan
233,333	8.476%, 5/6/2022	235,958
	Michaels Stores, Inc., Term Loan
614,251	3.938%, 1/28/2023	612,335
	Mohegan Tribal Gaming Authority, Term Loan
945,687	5.226%, 10/13/2023[b,c]	955,436
	Scientific Games International, Inc., Term Loan
1,675,800	5.108%, 10/1/2021	1,691,402
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,636	4.046%, 5/14/2020	43,664
	Seminole Indian Tribe of Florida, Term Loan
427,508	3.476%, 4/29/2020	427,829

	Total	7,632,325

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
1,105,000	0.000%, 4/28/2022[b,c]	1,098,923
534,600	5.159%, 4/28/2022	531,660
	Albertson’s, LLC, Term Loan
739,437	0.000%, 6/22/2023[b,c]	730,504
	CHS/Community Health Systems, Inc., Term Loan
151,232	3.960%, 12/31/2019	150,955
823,415	4.210%, 1/27/2021	821,612
	Endo Luxembourg Finance Company I SARL., Term Loan
530,000	5.500%, 4/27/2024	534,637
	Grifols Worldwide Operations USA, Inc., Term Loan
603,487	3.436%, 1/23/2025	603,892
	JBS USA LUX SA, Term Loan
1,211,962	5.750%, 10/30/2022[b,c]	1,180,451
	Libbey Glass, Inc., Term Loan
311,127	4.096%, 4/9/2021	281,570
	Ortho-Clinical Diagnostics, Inc., Term Loan
841,242	5.046%, 6/30/2021	835,816
	Revlon Consumer Products Corporation, Term Loan
543,631	4.726%, 9/7/2023	506,392
	Valeant Pharmaceuticals International, Inc., Term Loan
2,186,468	5.830%, 4/1/2022	2,215,176

	Total	9,491,588

Energy (0.6%)
	Energy Solutions, LLC, Term Loan
388,857	6.980%, 5/29/2020	390,801
	Houston Fuel Oil Terminal, LLC, Term Loan
823,771	4.550%, 8/19/2021[b,c]	816,563
	McJunkin Red Man Corporation, Term Loan
276,350	5.226%, 11/9/2019	277,870
	MEG Energy Corporation, Term Loan
389,025	4.696%, 12/31/2023	378,572
	Pacific Drilling SA, Term Loan
571,200	4.750%, 6/3/2018	259,182

	Total	2,122,988

Financials (1.0%)
	ASP AMC Merger Sub, Inc., Term Loan
1,130,956	4.796%, 4/13/2024	1,118,232
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
560,000	3.462%, 9/20/2020	561,960
	Colorado Buyer, Inc., Term Loan
195,000	4.170%, 5/1/2024	195,244
105,000	8.420%, 5/1/2025	105,591
	Digicel International Finance, Ltd., Term Loan
340,000	4.940%, 5/10/2024	342,020
	DJO Finance, LLC, Term Loan
319,312	4.387%, 6/7/2020	315,653
	Gartner, Inc., Term Loan
154,612	3.226%, 4/5/2024	154,999
	MoneyGram International, Inc., Term Loan
658,637	4.546%, 3/28/2020	658,360
	TransUnion, LLC, Term Loan
477,536	3.726%, 4/26/2022	480,263

	Total	3,932,322

Technology (2.0%)
	Accudyne Industries, LLC, Term Loan
411,858	4.226%, 12/13/2019	408,188
	Dell International, LLC, Term Loan
230,423	3.730%, 9/7/2023	231,190
	First Data Corporation, Term Loan
1,535,000	3.716%, 4/26/2024	1,534,447
	Harland Clarke Holdings Corporation, Term Loan
476,028	7.296%, 12/31/2021	477,814
434,658	6.796%, 2/9/2022	434,766
	Micron Technologies, Inc., Term Loan
284,282	3.800%, 4/9/2023	286,355
	ON Semiconductor Corporation, Term Loan
223,715	3.476%, 3/31/2023	223,816
	Rackspace Hosting, Inc., Term Loan
755,000	0.000%, 11/3/2023[b,c]	754,290
	RP Crown Parent, LLC, Term Loan
601,975	4.726%, 10/12/2023	605,202
	Western Digital Corporation, Term Loan
1,258,675	3.976%, 4/29/2023	1,262,929
	Xerox Business Services, LLC, Term Loan
703,233	5.226%, 12/7/2023	711,144
	Zayo Group, LLC, Term Loan
773,063	3.216%, 1/19/2021	774,153

	Total	7,704,294

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,250,000	5.726%, 5/18/2023	1,245,312
	OSG Bulk Ships, Inc., Term Loan
213,569	5.430%, 8/5/2019	202,357
	XPO Logistics, Inc., Term Loan
610,000	3.405%, 10/30/2021	611,135

	Total	2,058,804

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value
Utilities (0.3%)
	Calpine Corporation, Term Loan
$511,089	4.050%, 1/15/2024	$509,893
	Intergen NV, Term Loan
378,706	5.800%, 6/13/2020	377,919
	Talen Energy Supply, LLC, Term Loan
418,738	5.226%, 7/6/2023	387,596

	Total	1,275,408

	Total Bank Loans (cost $62,835,273)	62,420,235

Shares	Common Stock (46.0%)
Consumer Discretionary (6.2%)
4,870	Amazon.com, Inc.[d]	4,714,160
40,470	American Axle & Manufacturing Holdings, Inc.[d]	631,332
6,900	Bandai Namco Holdings, Inc.	235,755
2,912	Bellway plc	113,001
9,574	Berkeley Group Holdings plc	402,584
16,000	Bridgestone Corporation	691,705
2,336	Bunzl plc	69,642
4,880	Burlington Stores, Inc.	448,911
823	Cie Generale des Etablissements Michelin	109,537
52,780	Comcast Corporation	2,054,198
13,300	Denso Corporation	564,427
7,605	Dollar Tree, Inc.[d]	531,742
18,363	Eutelsat Communications	468,531
9,710	General Motors Company	339,170
64,225	Harvey Norman Holdings, Ltd.	188,596
9,800	Haseko Corporation	119,338
31,200	Honda Motor Company, Ltd.	854,820
18,100	Inchcape plc	177,921
1,462	Ipsos SA	54,854
16,784	Marks and Spencer Group plc	72,845
11,740	Newell Brands, Inc.	629,499
1,542	Nexity SA	89,496
2,592	Next plc	130,181
15,300	NIKE, Inc.	902,700
5,200	Nikon Corporation	83,352
12,400	Norwegian Cruise Line Holdings, Ltd.[d]	673,196
6,778	Nutrisystem, Inc.	352,795
860	Priceline Group, Inc.[d]	1,608,647
712	Publicis Groupe SA	53,068
712	Publicis Groupe SA Rights[d,e]	88
700	RTL Group SA	52,884
4,738	SES SA	110,997
16,300	Singapore Press Holdings, Ltd.	38,244
16,699	SSP Group plc	103,485
31,900	Starbucks Corporation	1,860,089
13,100	Subaru Corporation	444,196
13,800	Sumitomo Forestry Company, Ltd.	217,383
11,600	Sumitomo Rubber Industries, Ltd.	196,452
700	Swatch Group AG	51,137
29,440	Time, Inc.	422,464
15,310	Toll Brothers, Inc.	604,898
2,800	Toyoda Gosei Company, Ltd.	67,092
4,200	TV Asahi Holdings Corporation	75,875
16,670	Walt Disney Company	1,771,188
10,483	Wolters Kluwer NV	443,358
4,400	Yokohama Rubber Company, Ltd.	88,700

	Total	23,914,533

Consumer Staples (2.8%)
10,480	Altria Group, Inc.	780,446
6,800	Axfood AB	113,542
16,280	Blue Buffalo Pet Products, Inc.[d]	371,347
40,744	Coca-Cola Amatil, Ltd.	289,125
10,651	Coca-Cola HBC AG	313,237
43,720	Cott Corporation	631,317
2,606	Ebro Foods SA	59,529
6,321	Grieg Seafood ASA	44,024
1,432	Henkel AG & Company KGaA	173,465
2,253	Henkel AG & Company KGaA, 1.470%	310,675
18,638	Imperial Brands plc	837,543
1,000	Kesko Oyj	50,868
6,000	Kewpie Corporation	157,558
3,400	Kirin Holdings Company, Ltd.	69,355
7	Lindt & Spruengli AG	40,588
1,813	Nestle SA	158,126
30,420	Philip Morris International, Inc.	3,572,829
1,528	SalMar ASA	37,875
1,800	Seven & I Holdings Company, Ltd.	74,276
2,800	Suedzucker AG	58,457
12,625	Tate & Lyle plc	108,807
11,920	Unilever plc	645,088
38,920	Whole Foods Market, Inc.	1,638,921

	Total	10,536,998

Energy (2.6%)
1,898	Arch Coal, Inc.	129,633
298,983	BP plc	1,725,791
10,060	Concho Resources, Inc.[d]	1,222,592
3,947	Contura Energy, Inc.	258,529
6,432	Crescent Point Energy Corporation	49,202
25,100	Devon Energy Corporation	802,447
12,623	Ensco plc	65,135
21,280	Halliburton Company	908,869
19,573	John Wood Group plc	163,537
11,316	OMV AG	587,784
36,547	Petrofac, Ltd.	210,145
8,460	Pioneer Natural Resources Company	1,350,047
9,965	Royal Dutch Shell plc	264,969
3,434	Royal Dutch Shell plc, Class A	91,237
23,488	Royal Dutch Shell plc, Class B	630,572
6,407	Statoil ASA	106,242
4,227	TGS Nopec Geophysical Company ASA	86,727
9,949	Total SA	493,939
8,870	U.S. Silica Holdings, Inc.	314,796
33,280	WPX Energy, Inc.[d]	321,485

	Total	9,783,678

Financials (6.6%)
9,392	ABN AMRO Group NVf	248,812
2,570	Affiliated Managers Group, Inc.	426,260
24,957	Ally Financial, Inc.	521,601
51,650	Apollo Investment Corporation	330,043
23,800	Ares Capital Corporation	389,844
6,942	ASX, Ltd.	286,017
22,483	Australia & New Zealand Banking Group, Ltd.	496,237
105,554	Bank of America Corporation	2,560,740
12,818	Bank of Nova Scotia	771,077
10,670	Bank of the Ozarks, Inc.	500,103
23,303	Bankia, SA	112,711
2,300	Canadian Imperial Bank of Commerce	186,919
10,000	Chiba Bank, Ltd.	72,774
5,954	CI Financial Corporation	126,904
20,254	CNP Assurances	454,626
7,073	Danske Bank AS	272,120

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (46.0%)	Value
Financials (6.6%) - continued
3,900	DBS Group Holdings, Ltd.	$58,698
54,310	Direct Line Insurance Group plc	251,485
26,690	Encore Capital Group, Inc.[d,g]	1,071,604
5,900	Erste Group Bank AG	225,999
66,501	FlexiGroup, Ltd.	93,220
94,000	Fukuoka Financial Group, Inc.	448,494
4,549	Genworth MI Canada, Inc.	125,161
11,990	Goldman Sachs Group, Inc.	2,660,581
4,238	Hannover Rueckversicherung SE	509,042
2,800	Hokuhoku Financial Group, Inc.	44,788
126,206	HSBC Holdings plc	1,171,446
7,652	ING Groep NV	132,095
2,472	Intact Financial Corporation	186,734
17,520	Intercontinental Exchange, Inc.	1,154,918
6,130	Janus Henderson Group plc[d]	202,964
36,090	KeyCorp	676,327
2,767	Macquarie Group, Ltd.	188,166
121,877	Mapfre SA	426,596
7,560	Meta Financial Group, Inc.	672,840
17,124	MetLife, Inc.	940,793
1,650	MGIC Investment Corporation[d]	18,480
14,300	Mitsubishi UFJ Financial Group, Inc.	96,454
164,200	Mizuho Financial Group, Inc.	301,056
2,400	MS and AD Insurance Group Holdings, Inc.	80,949
481	Muenchener Rueckversicherungs-Gesellschaft AG	97,332
8,167	National Bank of Canada	343,420
18,069	Nordea Bank AB	230,135
2,628	Pargesa Holding SA	200,241
24,728	Poste Italiane SPA[f]	169,560
8,058	Power Corporation of Canada	183,803
28,200	Resona Holdings, Inc.	155,772
31,200	Senshu Ikeda Holdings, Inc.	131,989
5,025	Societe Generale	270,977
20,700	Sumitomo Mitsui Trust Holdings, Inc.	743,529
7,200	Swiss Re AG	659,828
51,310	Synchrony Financial	1,530,064
10,572	TD Ameritrade Holding Corporation	454,490
1,646	TMX Group, Ltd.	89,560
12,480	Zions Bancorporation	547,997
414	Zurich Insurance Group AG	120,825

	Total	25,425,200

Health Care (4.8%)
14,780	Acadia Healthcare Company, Inc.[d,g]	729,836
3,184	Ansell, Ltd.	58,064
2,862	Anthem, Inc.	538,428
11,218	CAE, Inc.	193,426
14,850	Celgene Corporation[d]	1,928,570
6,640	CIGNA Corporation	1,111,470
2,937	Danaher Corporation	247,853
2,035	GlaxoSmithKline plc	43,320
18,920	GlaxoSmithKline plc ADR	815,830
15,090	Hologic, Inc.[d]	684,784
381	Le Noble Age SA	26,075
547	Lonza Group AG	118,489
25,180	Medtronic plc	2,234,725
3,325	Merck KGaA	402,322
22,617	Novartis AG	1,889,121
13,174	Novo Nordisk AS	566,051
227	Roche Holding AG-Genusschein	58,002
3,170	Teleflex, Inc.	658,599
20,072	UnitedHealth Group, Inc.	3,721,750
4,100	Waters Corporation[d]	753,744
12,290	Zimmer Biomet Holdings, Inc.	1,578,036

	Total	18,358,495

Industrials (5.4%)
93	A P Moller - Maersk AS, Class A	177,453
157	A P Moller - Maersk AS, Class B	316,121
9,305	Adecco SA	708,875
1,000	Aica Kogyo Company, Ltd.	30,535
5,200	Asahi Glass Company, Ltd.	219,611
35,000	ComfortDelGro Corporation, Ltd	58,461
39,530	CSX Corporation	2,156,757
6,280	Cummins, Inc.	1,018,742
7,000	Dai Nippon Printing Company, Ltd.	77,980
18,980	Delta Air Lines, Inc.	1,019,985
4,180	Deutsche Lufthansa AG	95,261
23,390	Eaton Corporation plc	1,820,444
4,020	Equifax, Inc.	552,428
10,745	Finning International, Inc.	210,625
3,700	Fuji Machine Manufacturing Company, Ltd.	53,519
32,976	GWA Group, Ltd.	79,795
2,300	Hitachi Transport System, Ltd.	54,236
268	Hochtief AG	49,199
12,710	Illinois Tool Works, Inc.	1,820,707
3,800	Inaba Denki Sangyo Company, Ltd.	144,519
58,100	ITOCHU Corporation	865,047
2,237	Jardine Matheson Holdings, Ltd.	143,615
13,300	KITZ Corporation	124,310
13,247	KONE Oyj	673,944
3,130	Koninklijke Boskalis Westminster NV	101,650
1,797	Loomis AB	64,417
8,800	Marubeni Corporation	57,012
8,810	Masonite International Corporation[d]	665,155
21,264	Meggitt plc	132,130
4,050	Middleby Corporation[d]	492,116
8,200	MIRAIT Holdings Corporation	92,232
24,000	Mitsubishi Heavy Industries, Ltd.	98,812
6,000	Mitsuboshi Belting, Ltd.	66,617
8,084	Monadelphous Group, Ltd.	86,873
12,813	National Express Group plc	61,192
9,000	Nippon Express Company, Ltd.	56,477
11,300	Nitto Kogyo Corporation	178,781
3,906	Northgate plc	22,542
7,840	Oshkosh Corporation	540,019
3,433	Philips Lighting NVf	126,806
4,969	RELX NV	102,445
12,647	Rolls-Royce Holdings plc	146,689
897,937	Rolls-Royce Holdings plc Rights[d,e]	1,170
9,000	Ryobi, Ltd.	36,714
12,630	Saia, Inc.[d]	647,919
6,600	Sanwa Holdings Corporation	69,702
845	Schindler Holding AG, Participation Certificate	179,151
690	SFS Group AGd	78,290
5,615	Siemens AG	772,367
2,842	Skanska AB	67,486
28,127	SKF AB	571,158
8,920	Smiths Group plc	185,465
69,500	Sojitz Corporation	171,087
1,693	Spirax-Sarco Engineering plc	118,075
1,207	Sulzer, Ltd.	136,824
12,500	Team, Inc.[d]	293,125
8,900	Teijin, Ltd.	171,744
4,200	Toppan Forms Company, Ltd.	43,474
7,490	Vinci SA	638,909
4,690	WABCO Holdings, Inc.[d]	598,022
2,815	Wolseley plc	172,779

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (46.0%)	Value
Industrials (5.4%) - continued
2,084	WSP Global, Inc.	$86,474
8,997	YIT Oyj	75,252
1,700	Yuasa Trading Company, Ltd.	51,703

	Total	20,731,024

Information Technology (7.4%)
4,241	Advanced Micro Devices, Inc.[d]	52,928
2,740	Alliance Data Systems Corporation	703,331
2,280	Alphabet, Inc., Class Ad	2,119,670
1,655	Alphabet, Inc., Class Cd	1,503,948
347	Alten SA	28,620
33,818	Apple, Inc.	4,870,468
3,600	Azbil Corporation	137,051
738	BKW FMB Energie	43,382
5,700	Canon, Inc.	193,887
8,747	Cap Gemini SA	903,589
3,192	Capital Power Corporation	59,862
30,960	Ciena Corporation[d]	774,619
48,260	Cisco Systems, Inc.	1,510,538
26,600	Cognizant Technology Solutions Corporation	1,766,240
4,970	F5 Networks, Inc.[d]	631,488
16,580	Facebook, Inc.[d]	2,503,248
24,620	Finisar Corporation[d]	639,628
12,400	FUJIFILM Holdings NPV	447,113
20,410	Juniper Networks, Inc.	569,031
21,800	Konica Minolta Holdings, Inc.	181,874
1,470	Lam Research Corporation	207,902
715	Micron Technology, Inc.[d]	21,350
5,900	NEC Networks & System Integration Corporation	128,400
15,640	New Relic, Inc.[d]	672,676
2,338	NVIDIA Corporation	337,981
37,620	PayPal Holdings, Inc.[d]	2,019,065
2,000	Ryosan Company, Ltd.	73,139
10,150	Salesforce.com, Inc.[d]	878,990
2,980	Seagate Technology plc	115,475
1,653	SMA Solar Technology AG	49,680
1,634	Software AG	71,668
12,212	Telefonaktiebolaget LM Ericsson	87,806
900	Tokyo Electron, Ltd.	121,674
21,740	Twitter, Inc.[d]	388,494
27,310	Visa, Inc.	2,561,132
13,775	Xilinx, Inc.	886,008

	Total	28,261,955

Materials (2.2%)
2,900	Adeka Corporation	44,306
3,992	APERAM	185,372
1,620	Ashland Global Holdings, Inc.	106,774
52,111	BHP Billiton, Ltd.	928,820
7,917	BillerudKorsnas AB	125,121
32,022	BlueScope Steel, Ltd.	324,192
4,110	Crown Holdings, Inc.[d]	245,203
24,800	Daicel Corporation	309,970
26,000	DOWA Holdings Company, Ltd.	197,210
1,490	Eagle Materials, Inc.	137,706
14,984	Evonik Industries AG	479,575
3,060	FMC Corporation	223,533
10,782	Granges AB	99,197
4,400	JSR Corporation	76,170
21,400	Kuraray Company, Ltd.	389,674
10,800	Kyoei Steel, Ltd.	179,248
24,200	Mitsubishi Chemical Holdings Corporation	201,628
3,600	Neenah Paper, Inc.	288,900
600	Nippon Shokubai Company, Ltd.	38,756
67,279	Norsk Hydro ASA	372,322
7,175	Nufarm, Ltd.	53,091
41,000	Oji Holdings Corporation	212,277
17,670	Orora, Ltd.	38,831
3,420	Packaging Corporation of America	380,954
14,800	Rengo Company, Ltd.	85,924
2,112	Rio Tinto, Ltd.	102,640
4,200	Sensient Technologies Corporation	338,226
4,935	Solvay SA	662,334
1,600	Sumitomo Seika Chemicals Company, Ltd.	78,679
6,800	Toagosei Company, Ltd.	88,699
30,182	UPM-Kymmene Oyj	860,633
4,447	Valvoline, Inc.	105,483
20,516	Verso Corporation[d]	96,220
1,700	Yamato Kogyo Company, Ltd.	43,669
11,527	Yara International ASA	433,441

	Total	8,534,778

Real Estate (6.4%)
2,200	Acadia Realty Trust	61,160
1,500	Agree Realty Corporation	68,805
8,710	Alexandria Real Estate Equities, Inc.	1,049,294
1,000	American Assets Trust, Inc.	39,390
2,950	American Campus Communities, Inc.	139,535
4,700	American Homes 4 Rent	106,079
2,215	American Tower Corporation	293,089
4,350	Apartment Investment & Management Company	186,919
4,900	Apple Hospitality REIT, Inc.	91,679
650	Armada Hoffler Properties, Inc.	8,418
3,000	AvalonBay Communities, Inc.	576,510
1,678	Bluerock Residential Growth REIT, Inc.	21,629
5,037	Boston Properties, Inc.	619,652
3,800	Brandywine Realty Trust	66,614
7,758	Brixmor Property Group, Inc.	138,713
9,660	Camden Property Trust	826,027
2,000	Care Capital Properties, Inc.	53,400
1,124	Chesapeake Lodging Trust	27,504
600	City Office REIT, Inc.	7,620
1,900	Colony Starwood Homes	65,189
1,100	Columbia Property Trust, Inc.	24,618
7,980	Cominar Real Estate Investment Trust	78,212
2,300	CoreCivic, Inc.	63,434
650	CoreSite Realty Corporation	67,294
2,200	Corporate Office Properties Trust	77,066
7,842	Cousins Properties, Inc.	68,931
6,120	Crown Castle International Corporation	613,102
4,800	CubeSmart	115,392
2,400	CyrusOne, Inc.	133,800
400	Daito Trust Construction Company, Ltd.	62,318
2,200	DCT Industrial Trust, Inc.	117,568
7,000	DDR Corporation	63,490
53,704	DEXUS Property Group	390,996
4,014	DiamondRock Hospitality Company	43,953
3,568	Digital Realty Trust, Inc.	403,006
2,900	Douglas Emmett, Inc.	110,809
34,000	Duke Realty Corporation	950,300
1,650	DuPont Fabros Technology, Inc.	100,914
364	EastGroup Properties, Inc.	30,503
1,300	Education Realty Trust, Inc.	50,375
1,857	Empire State Realty Trust, Inc.	38,570
1,419	EPR Properties	101,984

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (46.0%)	Value
Real Estate (6.4%) - continued
2,317	Equinix, Inc.	$994,364
2,700	Equity Commonwealth[d]	85,320
1,900	Equity Lifestyle Properties, Inc.	164,046
10,670	Equity Residential	702,406
1,575	Essex Property Trust, Inc.	405,200
2,900	Extra Space Storage, Inc.	226,200
1,600	Federal Realty Investment Trust	202,224
3,100	FelCor Lodging Trust, Inc.	22,351
3,200	First Industrial Realty Trust, Inc.	91,584
4,740	Forest City Realty Trust, Inc.	114,566
3,950	Gaming and Leisure Properties, Inc.	148,797
34,126	General Growth Properties, Inc.	804,009
2,850	GEO Group, Inc.	84,274
4,013	Gramercy Property Trust	119,226
14,637	H&R Real Estate Investment Trust	248,540
9,300	HCP, Inc.	297,228
2,900	Healthcare Realty Trust, Inc.	99,035
4,000	Healthcare Trust of America, Inc.	124,440
3,200	Highwoods Properties, Inc.	162,272
3,700	Hospitality Properties Trust	107,855
16,496	Host Hotels & Resorts, Inc.	301,382
3,650	Hudson Pacific Properties, Inc.	124,793
61,000	Hysan Development Company, Ltd.	291,116
3,100	Invitation Homes, Inc.	67,053
4,900	Iron Mountain, Inc.	168,364
2,100	Kilroy Realty Corporation	157,815
8,374	Kimco Realty Corporation	153,663
1,300	Kite Realty Group Trust	24,609
1,603	Lamar Advertising Company	117,933
2,700	LaSalle Hotel Properties	80,460
3,200	Liberty Property Trust	130,272
1,015	Life Storage, Inc.	75,211
3,000	Macerich Company	174,180
1,900	Mack-Cali Realty Corporation	51,566
7,100	Medical Properties Trust, Inc.	91,377
2,302	Mid-America Apartment Communities, Inc.	242,585
1,300	National Health Investors, Inc.	102,960
4,200	National Retail Properties, Inc.	164,220
590	National Storage Affiliates Trust	13,635
92,340	New World Development Company, Ltd.	117,050
3,350	Omega Healthcare Investors, Inc.	110,617
2,700	Outfront Media, Inc.	62,424
680	Parkway, Inc.	15,565
1,200	Pebblebrook Hotel Trust	38,688
6,800	Physicians Realty Trust	136,952
1,000	Piedmont Office Realty Trust, Inc.	21,080
17,063	Prologis, Inc.	1,000,574
4,400	Public Storage, Inc.	917,532
1,019	QTS Realty Trust, Inc.	53,324
2,000	Quality Care Properties, Inc.[d]	36,620
1,600	Ramco-Gershenson Properties Trust	20,640
5,193	Realty Income Corporation	286,550
3,865	Regency Centers Corporation	242,104
2,250	Retail Opportunity Investments Corporation	43,177
3,900	Retail Properties of America, Inc.	47,619
3,392	RLJ Lodging Trust	67,399
19,000	Road King Infrastructure, Ltd.	23,454
1,117	Road King Infrastructure, Ltd., Rights[d,e]	0
1,000	Ryman Hospitality Properties	64,010
1,200	Sabra Health Care REIT, Inc.	28,920
3,571	Senior Housing Property Trust	72,991
9,193	Simon Property Group, Inc.	1,487,060
2,200	SL Green Realty Corporation	232,760
9,200	Spirit Realty Capital, Inc.	68,172
1,000	STAG Industrial, Inc.	27,600
90,652	Stockland	304,853
4,360	Store Capital Corporation	97,882
4,052	Summit Hotel Properties, Inc.	75,570
1,900	Sun Communities, Inc.	166,611
15,000	Sun Hung Kai Properties, Ltd.	220,353
4,662	Sunstone Hotel Investors, Inc.	75,151
1,752	Tanger Factory Outlet Centers, Inc.	45,517
1,350	Taubman Centers, Inc.	80,392
5,600	UDR, Inc.	218,232
200	Uniti Group, Inc.	5,028
1,900	Urban Edge Properties	45,087
600	Urstadt Biddle Properties, Inc.	11,880
7,600	Ventas, Inc.	528,048
21,019	VEREIT, Inc.	171,095
5,970	Vornado Realty Trust	560,583
2,200	Washington Prime Group, Inc.	18,414
500	Washington REIT	15,950
2,600	Weingarten Realty Investors	78,260
7,654	Welltower, Inc.	572,902
8,000	Wheelock and Company, Ltd.	60,341
53,100	Wing Tai Holdings, Ltd.	76,778
1,300	WP Carey, Inc.	85,813
2,300	Xenia Hotels & Resorts, Inc.	44,551

	Total	24,673,165

Telecommunications Services (0.7%)
8,755	Elisa Oyj	339,626
8,594	Freenet AG	274,171
31,825	Inmarsat plc	319,179
126,585	KCOM Group plc	146,736
13,200	Nippon Telegraph & Telephone Corporation	623,094
9,100	NTT DOCOMO, Inc.	215,221
175,422	PCCW, Ltd.	99,695
14,092	Proximus SA	493,213
17,129	TDC AS	99,612
12,600	Telefonica Deutschland Holding AG	63,013
8,453	Telenor ASA	140,237

	Total	2,813,797

Utilities (0.9%)
2,850	ATCO, Ltd.	111,446
2,942	Canadian Utilities, Ltd.	94,535
161,549	Centrica plc	421,201
108,879	Electricidade de Portugal SA	356,168
457	Elia System Operator SA	25,863
19,302	Endesa SA	445,271
26,310	MDU Resources Group, Inc.	689,322
14,010	New Jersey Resources Corporation	556,197
99,000	Osaka Gas Company, Ltd.	405,390
37,739	Redes Energeticas Nacionais SGPS SA	118,229
2,362	Verbund AG	45,052

	Total	3,268,674

	Total Common Stock (cost $152,191,154)	176,302,297

Principal Amount	Long-Term Fixed Income (31.4%)
Asset-Backed Securities (2.4%)
	ALM XI Ltd.
375,000	4.342%, 10/17/2026, Ser. 2014-11A, Class CR*,h	374,987

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Asset-Backed Securities (2.4%) - continued
	Apidos CLO XVIII
$225,000	4.403%, 7/22/2026, Ser. 2014-18A, Class CR*,h	$225,201
	Asset Backed Securities Corporation Home Equity Loan Trust
316,238	1.356%, 7/25/2036, Ser. 2006-HE5, Class A4[h]	302,787
	Bear Stearns ARM Trust
126,765	3.046%, 1/25/2034, Ser. 2003-8, Class 5A	123,347
	BlueMountain CLO, Ltd.
525,000	4.358%, 10/15/2026, Ser. 2014-3A, Class CR*,h	524,993
	CLUB Credit Trust
300,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	300,476
	Credit Based Asset Servicing and Securitization, LLC
253,679	3.390%, 12/25/2036, Ser. 2006-CB2, Class AF2[i]	201,972
	Earnest Student Loan Program, LLC
289,654	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	289,883
	First Horizon ABS Trust
90,703	1.376%, 10/25/2034, Ser. 2006-HE1, Class Ah,j	88,916
	GMAC Mortgage Corporation Loan Trust
228,019	1.716%, 8/25/2035, Ser. 2005-HE1, Class A2[h,j]	220,325
218,066	1.204%, 12/25/2036, Ser. 2006-HE4, Class A1[h,j]	212,929
	IndyMac Seconds Asset-Backed Trust
214,368	1.556%, 10/25/2036, Ser. 2006-2B, Class Ah,j	136,158
	J.P. Morgan Mortgage Acquisition Trust
176,266	4.452%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	130,556
	Lehman XS Trust
167,000	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	143,112
	Lendmark Funding Trust
350,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Af	349,928
	Madison Park Funding XIV, Ltd.
500,000	4.406%, 7/20/2026, Ser. 2014-14A, Class DR*,h	499,991
	Marlette Funding Trust
202,073	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	202,983
	Merrill Lynch Mortgage Investors Trust
342,529	3.126%, 6/25/2035, Ser. 2005-A5, Class M1	242,269
	MLCC Mortgage Investors, Inc.
174,361	1.876%, 9/25/2029, Ser. 2004-D, Class A1[h]	173,371
	Murray Hill Marketplace Trust
59,777	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	60,313
	NRZ Advance Receivables Trust Advance Receivables Backed
225,500	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	223,736
	Octagon Investment Partners XX, Ltd.
350,000	4.731%, 8/12/2026, Ser. 2014-1A, Class DR*,h	349,987
	Preston Ridge Partners Mortgage Trust, LLC
243,912	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,i	243,365
284,710	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	286,287
	Pretium Mortgage Credit Partners, LLC
296,542	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[f,i]	297,015
	SoFi Consumer Loan Program, LLC
309,545	3.050%, 12/26/2025, Ser. 2016-3, Class Af	312,442
272,698	3.280%, 1/26/2026, Ser. 2017-1, Class Af	276,244
	US Residential Opportunity Fund Trust
306,495	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,i	308,569
	Vericrest Opportunity Loan Transferee
350,000	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[f,i]	349,693
243,931	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[f]	244,143
268,453	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[f,i]	269,512
390,887	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[f,i]	390,597
	Voya CLO 4, Ltd.
425,000	4.305%, 10/14/2026, Ser. 2014-4A, Class CR*,c,h	425,000
	Wachovia Asset Securitization, Inc.
413,569	1.356%, 7/25/2037, Ser. 2007-HE1, Class A*,h,j	354,864

	Total	9,135,951

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[f]	97,650
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[f]	87,935
	ArcelorMittal SA
190,000	6.000%, 3/1/2021	204,487
	BWAY Holding Company
175,000	5.500%, 4/15/2024[f]	178,719
	CF Industries, Inc.
195,000	3.450%, 6/1/2023	184,275
	Dow Chemical Company
86,000	8.550%, 5/15/2019	96,327
	EI du Pont de Nemours & Company
86,000	2.200%, 5/1/2020	86,460
	FMG Resources Property, Ltd.
180,000	5.125%, 5/15/2024[f]	180,000
	INEOS Group Holdings SA
380,000	5.625%, 8/1/2024[f,g]	391,875
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	46,860
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	83,638
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[f]	351,306

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Basic Materials (0.6%) - continued
	Peabody Securities Finance Corporation
$170,000	6.375%, 3/31/2025[f]	$167,450
	RPM International, Inc., Convertible
145,000	2.250%, 12/15/2020	171,100
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	85,184
	Vale Overseas, Ltd.
44,000	5.875%, 6/10/2021	47,234
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[f]	70,587

	Total	2,531,087

Capital Goods (0.8%)
	Bombardier, Inc.
100,000	7.500%, 3/15/2025[f]	103,750
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[f]	299,600
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[f]	318,375
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	64,993
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020	319,872
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	199,025
	General Electric Company
386,000	5.000%, 1/21/2021[k]	409,700
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	65,887
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[f]	353,175
	Rockwell Collins, Inc.
64,000	1.950%, 7/15/2019	64,097
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,141
	Textron Financial Corporation
500,000	2.917%, 2/15/2042[f,h]	431,250
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	303,775

	Total	3,004,640

Collateralized Mortgage Obligations (3.5%)
	AJAX Mortgage Loan Trust
349,933	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	349,297
	Alternative Loan Trust
220,043	5.750%, 4/25/2047, Ser. 2007-6, Class A4	193,305
	Angel Oak Mortgage Trust
93,211	4.500%, 11/25/2045, Ser. 2015-1, Class A*,i	93,332
	Banc of America Alternative Loan Trust
365,120	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	320,505
	Banc of America Mortgage Securities, Inc.
117,161	3.209%, 9/25/2035, Ser. 2005-H, Class 2A1	112,398
	Bayview Opportunity Master Fund Trust
160,637	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[f]	159,932
	Bear Stearns ALT-A Trust
151,078	3.490%, 10/25/2033, Ser. 2003-3, Class 5A	149,489
	COLT Mortgage Loan Trust
189,238	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	191,111
	Countrywide Alternative Loan Trust
15,268	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	15,223
392,795	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	267,407
	Countrywide Asset-Backed Certificates
163,811	1.716%, 7/25/2034, Ser. 2004-2, Class 3A4[h]	152,498
	Countrywide Home Loan Mortgage Pass Through Trust
281,485	3.193%, 11/25/2035, Ser. 2005-22, Class 2A1	241,541
	Credit Suisse First Boston Mortgage Securities Corporation
232,135	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	225,532
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
289,373	2.595%, 8/25/2035, Ser. 2005-AR1, Class 2A3	227,983
431,109	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	437,730
311,275	1.502%, 4/25/2047, Ser. 2007-OA2, Class A1[h]	288,236
	GCAT, LLC
406,269	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,i	405,408
	GMAC Mortgage Corporation Loan Trust
179,028	3.662%, 5/25/2035, Ser. 2005-AR2, Class 4A	168,309
162,321	3.573%, 11/19/2035, Ser. 2005-AR6, Class 1A1	154,375
	HarborView Mortgage Loan Trust
219,031	3.575%, 7/19/2035, Ser. 2005-4, Class 3A1	194,243
128,363	3.523%, 12/19/2035, Ser. 2005-14, Class 3A1A	124,220
	IndyMac INDA Mortgage Loan Trust
207,980	3.177%, 8/25/2036, Ser. 2006-AR1, Class A1	197,196
	IndyMac INDX Mortgage Loan Trust
389,750	1.426%, 4/25/2046, Ser. 2006-AR2, Class 1A1Bh	342,556
	J.P. Morgan Alternative Loan Trust
517,546	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	469,263
	J.P. Morgan Mortgage Trust
351,315	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	350,674
371,035	3.263%, 1/25/2037, Ser. 2006-A7, Class 2A2	367,351
	Merrill Lynch Mortgage Investors Trust
388,026	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	315,267

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Mill City Mortgage Loan Trust
$425,552	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	$428,953
	MortgageIT Trust
510,291	1.476%, 12/25/2035, Ser. 2005-5, Class A1[h]	477,033
608,763	1.416%, 4/25/2036, Ser. 2006-1, Class 1A2[h]	462,837
	New York Mortgage Trust
150,352	3.584%, 5/25/2036, Ser. 2006-1, Class 2A3	142,992
	Pretium Mortgage Credit Partners I, LLC
222,246	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,i	223,659
	Residential Accredit Loans, Inc. Trust
322,528	1.966%, 6/25/2035, Ser. 2005-QS7, Class A3[h]	264,780
287,542	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	260,113
222,469	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	191,771
	Residential Funding Mortgage Security I Trust
473,937	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	441,377
	Structured Adjustable Rate Mortgage Loan Trust
295,697	3.121%, 1/25/2035, Ser. 2004-19, Class 2A2	277,917
186,825	3.357%, 7/25/2035, Ser. 2005-15, Class 4A1	161,372
299,335	3.489%, 9/25/2035, Ser. 2005-18, Class 1A1	242,218
	Structured Asset Mortgage Investments, Inc.
726,143	1.526%, 12/25/2035, Ser. 2005-AR4, Class A1[h]	619,363
	Sunset Mortgage Loan Company, LLC
64,221	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	64,332
81,281	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	81,337
	WaMu Mortgage Pass Through Certificates
73,519	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	74,312
141,670	2.567%, 1/25/2037, Ser. 2006-AR18, Class 1A1	127,202
482,105	1.612%, 10/25/2046, Ser. 2006-AR13, Class 1Ah	430,110
180,595	1.462%, 1/25/2047, Ser. 2006-AR19, Class 1A1Ah	168,809
250,723	1.472%, 1/25/2047, Ser. 2006-AR19, Class 1Ah	202,245
	Washington Mutual Mortgage Pass Through Certificates Trust
379,780	1.482%, 2/25/2047, Ser. 2007-OA3, Class 2Ah	289,277
	Wells Fargo Mortgage Backed Securities Trust
236,595	3.107%, 3/25/2036, Ser. 2006-AR2, Class 2A1	238,189
261,840	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	257,391
377,706	3.270%, 7/25/2036, Ser. 2006-AR10, Class 2A1	372,746
201,507	3.076%, 10/25/2036, Ser. 2006-AR14, Class 2A3	189,374
213,814	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	215,045
182,449	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	180,531

	Total	13,599,666

Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
300,000	6.087%, 6/11/2050, Ser. 2007-PW18, Class AMA	303,642

	Total	303,642

Communications Services (1.4%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[f]	210,000
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	307,125
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	75,755
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,878
	AT&T, Inc.
86,000	5.875%, 10/1/2019	93,075
44,000	5.200%, 3/15/2020	47,276
65,000	2.226%, 6/30/2020[h]	65,851
60,000	2.800%, 2/17/2021	60,631
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[f]	102,695
	CBS Corporation
65,000	2.500%, 2/15/2023[c]	64,235
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[f]	326,350
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	248,400
	Charter Communications Operating, LLC
72,000	3.579%, 7/23/2020	74,397
32,000	4.464%, 7/23/2022	34,091
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	298,033
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[f]	217,556
	Comcast Corporation
88,000	1.625%, 1/15/2022	85,554
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,940
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[f]	21,150
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*	247,296
	DISH Network Corporation, Convertible
496,000	3.375%, 8/15/2026[f]	601,400
	Liberty Interactive, LLC, Convertible
263,000	1.750%, 9/30/2046[f]	300,642

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Communications Services (1.4%) - continued
	Liberty Media Corporation, Convertible
$399,000	1.000%, 1/30/2023[f]	$462,092
	Moody’s Corporation
44,000	2.750%, 12/15/2021	44,365
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[f]	120,375
	Nexstar Escrow Corporation
335,000	5.625%, 8/1/2024[f]	339,188
	Sprint Corporation
290,000	7.625%, 2/15/2025[g]	333,863
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	78,826
	Time Warner, Inc.
43,000	4.875%, 3/15/2020	45,958
	Verizon Communications, Inc.
106,000	4.500%, 9/15/2020	113,224
102,000	2.946%, 3/15/2022[f]	102,697
	Viacom, Inc.
86,000	4.250%, 9/1/2023	89,766

	Total	5,313,684

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[f]	312,625
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	66,140
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[f]	79,687
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[f]	207,000
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	268,670
	CVS Health Corporation
44,000	2.750%, 12/1/2022	44,050
	eBay, Inc.
55,000	2.500%, 3/9/2018	55,318
	Ford Motor Credit Company, LLC
86,000	2.262%, 3/28/2019	86,237
87,000	2.597%, 11/4/2019	87,582
64,000	3.336%, 3/18/2021	65,230
	General Motors Financial Company, Inc.
40,000	3.150%, 1/15/2020	40,683
64,000	2.650%, 4/13/2020	64,293
64,000	4.375%, 9/25/2021	67,708
43,000	3.150%, 6/30/2022	42,817
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	65,975
	Hyundai Capital America
43,000	2.550%, 4/3/2020[f]	42,889
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[f]	283,920
	KB Home
189,000	4.750%, 5/15/2019	194,670
	L Brands, Inc.
273,000	6.625%, 4/1/2021	302,347
	Lennar Corporation
265,000	4.500%, 4/30/2024	273,904
	Live Nation Entertainment, Inc.
335,000	5.375%, 6/15/2022[f]	347,590
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	66,075
	McDonald’s Corporation
86,000	2.625%, 1/15/2022	86,505
	MGM Resorts International
300,000	6.000%, 3/15/2023	330,750
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[f]	183,833
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	56,302
	Nissan Motor Acceptance Corporation
66,000	2.000%, 3/8/2019[f]	66,053
	Prime Security Services Borrower, LLC
235,000	9.250%, 5/15/2023[f]	255,365
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,955
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[f]	150,918
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	77,900
	Visa, Inc.
65,000	2.200%, 12/14/2020	65,538
	Volkswagen Group of America Finance, LLC
60,000	2.450%, 11/20/2019[f]	60,335
	West Corporation
125,000	5.375%, 7/15/2022[f]	126,250
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[f]	317,963

	Total	4,904,077

Consumer Non-Cyclical (1.2%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	87,323
66,000	3.400%, 11/30/2023	67,553
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	89,014
44,000	2.900%, 11/6/2022	44,408
	Amgen, Inc.
85,000	2.650%, 5/11/2022	85,274
	Anheuser-Busch InBev Finance, Inc.
90,000	2.430%, 2/1/2021[h]	93,210
65,000	2.650%, 2/1/2021	65,866
44,000	3.300%, 2/1/2023	45,303
	Anheuser-Busch InBev Worldwide, Inc.
78,000	6.500%, 7/15/2018	81,786
	BAT International Finance plc
65,000	1.756%, 6/15/2018[f,h]	65,176
	Becton, Dickinson and Company
86,000	3.125%, 11/8/2021	87,590
	Biogen, Inc.
64,000	3.625%, 9/15/2022	66,927
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	43,532
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	66,633
	Cardinal Health, Inc.
44,000	1.948%, 6/14/2019	44,045
44,000	2.616%, 6/15/2022	44,036
	Celgene Corporation
65,000	3.550%, 8/15/2022	67,658
	CHS/Community Health Systems, Inc.
170,000	6.250%, 3/31/2023	175,499

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Constellation Brands, Inc.
$43,000	2.700%, 5/9/2022	$42,943
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	207,250
	CVS Health Corporation
86,000	2.250%, 12/5/2018	86,534
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[f]	302,744
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	47,544
55,000	3.000%, 7/15/2023	54,609
	Forest Laboratories, Inc.
29,000	4.375%, 2/1/2019[f]	29,908
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[f]	22,592
	HCA, Inc.
227,936	4.750%, 5/1/2023	241,042
115,000	4.500%, 2/15/2027	118,306
	JBS USA, LLC
290,000	5.750%, 6/15/2025[f]	272,600
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,286
	Land O’Lakes, Inc.
140,000	7.250%, 4/4/2027[f,k]	149,625
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	66,669
	Medtronic Global Holdings SCA
86,000	1.700%, 3/28/2019	86,058
	Molson Coors Brewing Company
88,000	2.250%, 3/15/2020[f]	87,995
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[f]	63,324
	Mylan NV
88,000	3.150%, 6/15/2021	89,518
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[f]	38,972
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	213,500
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	209,701
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,031
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	84,989
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[f]	66,343
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	63,802
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	206,500
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[f]	214,260
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	67,216

	Total	4,526,694

Energy (1.3%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[f]	178,713
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	66,177
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	200,436
	BP Capital Markets plc
60,000	1.676%, 5/3/2019	59,800
44,000	2.315%, 2/13/2020	44,401
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	100,535
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	42,652
	Cenovus Energy, Inc.
43,000	3.800%, 9/15/2023	42,415
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	76,500
	Continental Resources, Inc.
43,000	5.000%, 9/15/2022	42,194
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	204,500
	Enbridge, Inc.
42,000	2.900%, 7/15/2022[c]	41,908
	Encana Corporation
66,000	3.900%, 11/15/2021	67,267
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	300,150
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	67,504
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	64,147
	EQT Corporation
88,000	8.125%, 6/1/2019	97,110
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	80,228
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	88,527
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	43,608
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	66,857
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[f]	211,063
	MPLX, LP
66,000	4.500%, 7/15/2023	70,055
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024[f]	135,256
	ONEOK, Inc.
64,000	7.500%, 9/1/2023	76,320
	PBF Holding Company, LLC
235,000	7.250%, 6/15/2025[f]	226,481
	Petrobras Global Finance BV
234,000	8.375%, 5/23/2021	261,935
94,000	7.375%, 1/17/2027	99,452
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	45,457
96,000	6.500%, 3/13/2027[f]	103,128
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	48,687
43,000	5.625%, 4/15/2023	47,793
300,000	5.625%, 3/1/2025	331,257
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[f]	66,177

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Energy (1.3%) - continued
	Sunoco Logistics Partners Operations, LP
$65,000	4.400%, 4/1/2021	$68,292
	Tesoro Corporation
150,000	4.750%, 12/15/2023[f]	161,535
	TransCanada Trust
245,000	5.300%, 3/15/2077	251,860
255,000	5.875%, 8/15/2076	276,726
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023	100,000
	Weatherford International, Ltd. Convertible
91,000	5.875%, 7/1/2021	92,081
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	45,099
	Whiting Petroleum Corporation, Convertible
190,000	1.250%, 4/1/2020	160,550
	Williams Partners, LP
88,000	4.000%, 11/15/2021	91,554

	Total	4,946,387

Financials (4.6%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	66,115
	AIG Global Funding
86,000	2.150%, 7/2/2020[c,f]	85,932
	Air Lease Corporation
32,000	2.625%, 9/4/2018	32,238
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	333,938
	American Express Credit Corporation
43,000	1.502%, 5/3/2019[h]	43,122
43,000	2.200%, 3/3/2020	43,202
65,000	2.292%, 9/14/2020[h]	66,138
	AMG Capital Trust II, Convertible
3,650	5.150%, 10/15/2037	215,806
	Australia & New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[f,k]	221,129
	Banco Santander SA
200,000	6.375%, 5/19/2019[k]	204,750
	Bank of America Corporation
80,000	5.650%, 5/1/2018	82,513
88,000	5.700%, 1/24/2022	99,427
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,486
66,000	2.100%, 6/15/2020	65,925
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	88,606
	Bank of Nova Scotia
64,000	2.700%, 3/7/2022	64,351
	Barclays plc
88,000	3.200%, 8/10/2021	89,265
	BB&T Corporation
130,000	2.050%, 6/19/2018	130,511
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	123,407
	Blackstone Mortgage Trust, Inc., Convertible
332,000	5.250%, 12/1/2018	384,290
	BNP Paribas SA
84,000	2.375%, 9/14/2017	84,142
300,000	7.625%, 3/30/2021[f,k]	330,000
	Capital One Financial Corporation
43,000	2.500%, 5/12/2020	43,183
129,000	3.050%, 3/9/2022	130,000
	CBOE Holdings, Inc.
66,000	1.950%, 6/28/2019	65,980
	Centene Escrow Corporation
215,000	5.625%, 2/15/2021	224,138
	Central Fidelity Capital Trust I
310,000	2.158%, 4/15/2027[h]	293,725
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	88,523
88,000	2.650%, 10/26/2020	88,834
144,000	2.350%, 8/2/2021	142,679
43,000	2.750%, 4/25/2022	43,002
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	83,694
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[f]	86,179
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
86,000	3.950%, 11/9/2022	89,809
	Credit Agricole SA
43,000	3.375%, 1/10/2022[f]	44,145
95,000	8.125%, 12/23/2025[f,k]	110,362
	Credit Suisse Group AG
255,000	7.500%, 12/11/2023[f,k]	285,929
	Credit Suisse Group Funding Guernsey, Ltd.
132,000	3.800%, 9/15/2022	137,129
	Credit Suisse Group Funding, Ltd.
88,000	3.125%, 12/10/2020	89,647
	DDR Corporation
66,000	3.500%, 1/15/2021	66,821
	Deutsche Bank AG
129,000	4.250%, 10/14/2021	135,071
	Discover Bank
28,000	8.700%, 11/18/2019	31,639
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	64,658
	First Tennessee Bank NA
380	3.750%, 8/15/2017[f,h,k]	288,254
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	52,540
78,000	7.500%, 2/15/2019	84,610
86,000	5.375%, 5/10/2020[k]	90,369
64,000	2.600%, 12/27/2020	64,337
88,000	5.250%, 7/27/2021	96,443
65,000	2.352%, 11/15/2021[h]	65,603
88,000	3.000%, 4/26/2022	88,814
43,000	2.268%, 6/5/2023[h]	43,027
435,000	5.300%, 11/10/2026[k]	456,750
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,988,944
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	127,178
	HCP, Inc.
88,000	3.750%, 2/1/2019	89,850
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	62,559
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	131,547
88,000	6.875%, 6/1/2021[k]	95,040
125,000	6.375%, 9/17/2024[k]	130,938
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	81,571

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Financials (4.6%) - continued
	Huntington Capital Trust I
$100,000	1.870%, 2/1/2027[h]	$90,250
	Icahn Enterprises, LP
120,000	6.000%, 8/1/2020	123,525
75,000	6.750%, 2/1/2024	78,195
	ILFC E-Capital Trust II
370,000	4.590%, 12/21/2065[f,h]	353,350
	ING Capital Funding Trust III
68,000	4.896%, 9/30/2017[h,k]	68,212
	ING Groep NV
250,000	6.875%, 12/29/2049[k]	267,186
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	93,654
88,000	5.875%, 8/15/2022	99,337
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,278
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	55,968
25,000	2.250%, 1/23/2020	25,076
65,000	1.882%, 6/1/2021[h]	65,090
64,000	2.776%, 4/25/2023	64,108
89,000	2.383%, 10/24/2023[h]	90,338
	J.P. Morgan Chase Capital XXIII
170,000	2.182%, 5/15/2047[h]	156,613
	KeyCorp
68,000	2.300%, 12/13/2018	68,369
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[f]	38,035
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	60,325
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[f,k]	204,500
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,169
80,000	9.250%, 4/8/2038[f]	119,200
	MGIC Investment Corporation, Convertible
207,000	9.000%, 4/1/2063[f]	272,205
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	44,649
	Morgan Stanley
106,000	6.625%, 4/1/2018	109,765
45,000	2.310%, 1/27/2020[h]	45,681
88,000	2.800%, 6/16/2020	89,309
89,000	2.336%, 1/20/2022[h]	89,891
43,000	2.750%, 5/19/2022	42,986
75,000	4.875%, 11/1/2022	81,421
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	209,000
	National City Corporation
56,000	6.875%, 5/15/2019	60,936
	New York Life Global Funding
65,000	1.550%, 11/2/2018[f]	64,889
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,562
	Park Aerospace Holdings, Ltd.
260,000	5.500%, 2/15/2024[f]	271,570
	PNC Bank NA
86,000	2.450%, 11/5/2020	86,724
	Preferred Term Securities XXIII, Ltd.
477,776	1.446%, 12/22/2036*,h	386,244
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[f]	304,588
	Realty Income Corporation
64,000	5.750%, 1/15/2021	70,346
	Regions Bank
43,000	7.500%, 5/15/2018	45,016
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	56,228
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	69,426
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	87,144
	Royal Bank of Scotland Group plc
190,000	7.500%, 8/10/2020[k]	196,080
63,000	8.625%, 8/15/2021[k]	68,670
150,000	7.640%, 3/29/2049[k]	144,000
320,000	7.648%, 8/29/2049[k]	394,400
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	65,583
90,000	2.500%, 7/15/2021	90,007
	Societe Generale SA
300,000	8.000%, 9/29/2025[f,k]	340,125
	Standard Chartered plc
13,000	2.100%, 8/19/2019[f]	12,953
400,000	2.680%, 1/29/2049[f,h,k]	340,000
	State Street Capital Trust IV
516,000	2.246%, 6/15/2047[h]	475,043
	State Street Corporation
65,000	2.081%, 8/18/2020[h]	66,382
	Sumitomo Mitsui Banking Corporation
55,000	1.738%, 1/16/2018[h]	55,129
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	87,359
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,834
	Synchrony Financial
43,000	3.000%, 8/15/2019	43,608
30,000	2.402%, 2/3/2020[h]	30,227
	Toronto-Dominion Bank
60,000	1.993%, 1/22/2019[h]	60,559
65,000	2.172%, 12/14/2020[h]	65,944
	UBS Group Funding Jersey, Ltd.
63,000	2.950%, 9/24/2020[f]	64,353
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,853
	USB Realty Corporation
315,000	2.305%, 1/15/2022[f,h,k]	275,625
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	84,569
	Wachovia Capital Trust II
50,000	1.658%, 1/15/2027[h]	46,500
	Wells Fargo & Company
45,000	1.852%, 1/30/2020[h]	45,293
50,000	2.100%, 7/26/2021	49,333
89,000	2.263%, 1/24/2023[h]	89,942
60,000	2.402%, 10/31/2023[h]	61,065
	Welltower, Inc.
64,000	4.950%, 1/15/2021	68,780

	Total	17,534,388

Foreign Government (6.7%)
	Argentina Government International Bond
504,000	6.875%, 4/22/2021	540,036
318,000	5.625%, 1/26/2022	325,632
611,000	7.500%, 4/22/2026[g]	656,825

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Foreign Government (6.7%) - continued
$267,000	6.875%, 1/26/2027	$276,078
577,417	8.280%, 12/31/2033	639,778
190,000	7.125%, 7/6/2036	188,290
479,827	2.500%, 12/31/2038[i]	313,567
225,000	7.625%, 4/22/2046	230,400
	Brazil Government International Bond
481,000	4.875%, 1/22/2021	504,088
667,000	2.625%, 1/5/2023	617,809
255,000	6.000%, 4/7/2026	275,145
320,000	7.125%, 1/20/2037	365,600
384,000	5.000%, 1/27/2045	336,000
164,000	5.625%, 2/21/2047	156,620
	Colombia Government International Bond
320,000	4.375%, 7/12/2021	340,480
229,000	2.625%, 3/15/2023[g]	223,275
350,000	4.000%, 2/26/2024	363,300
120,000	7.375%, 9/18/2037	154,320
300,000	5.625%, 2/26/2044	327,900
384,000	5.000%, 6/15/2045	386,304
	Croatia Government International Bond
64,000	6.750%, 11/5/2019[f]	69,680
393,000	6.625%, 7/14/2020[f]	433,282
205,000	6.000%, 1/26/2024[f,g]	229,639
	Hungary Government International Bond
546,000	5.750%, 11/22/2023	624,320
544,000	5.375%, 3/25/2024	612,389
	Indonesia Government International Bond
422,000	4.875%, 5/5/2021[f]	453,231
53,000	3.750%, 4/25/2022[f]	54,441
320,000	3.375%, 4/15/2023[f]	321,312
412,000	5.875%, 1/15/2024[f]	469,611
57,000	4.125%, 1/15/2025[f]	58,772
274,000	4.750%, 1/8/2026[f]	294,099
322,000	8.500%, 10/12/2035[f]	463,524
138,000	6.750%, 1/15/2044[f]	177,577
645,000	5.125%, 1/15/2045[f]	690,512
	Mexico Government International Bond
64,000	5.750%, 10/12/2110	66,400
456,000	4.000%, 10/2/2023	476,771
456,000	3.600%, 1/30/2025	461,472
425,000	4.125%, 1/21/2026	441,787
200,000	4.150%, 3/28/2027	207,100
128,000	6.750%, 9/27/2034	163,299
178,000	6.050%, 1/11/2040	209,826
398,000	4.750%, 3/8/2044	398,398
260,000	5.550%, 1/21/2045	291,200
238,000	4.600%, 1/23/2046	232,419
214,000	4.350%, 1/15/2047	200,989
	Panama Government International Bond
192,000	4.000%, 9/22/2024	201,600
292,000	3.750%, 3/16/2025	300,760
272,000	6.700%, 1/26/2036	350,200
	Peru Government International Bond
138,000	5.625%, 11/18/2050	167,187
330,000	8.750%, 11/21/2033	505,725
	Philippines Government International Bond
243,000	4.000%, 1/15/2021	259,002
252,000	7.750%, 1/14/2031	363,491
165,000	6.375%, 10/23/2034	221,493
134,000	5.000%, 1/13/2037	159,014
268,000	3.950%, 1/20/2040	279,656
	Romania Government International Bond
276,000	4.375%, 8/22/2023[f]	292,767
130,000	4.875%, 1/22/2024[f]	141,700
66,000	6.125%, 1/22/2044[f]	83,754
	Russia Government International Bond
1,100,000	5.000%, 4/29/2020[f]	1,165,710
208,000	4.875%, 9/16/2023[f,g]	223,077
200,000	4.750%, 5/27/2026[f]	208,750
349,460	7.500%, 3/31/2030[f]	419,352
422,000	5.625%, 4/4/2042[f]	456,815
	South Africa Government International Bond
65,000	5.500%, 3/9/2020	68,892
295,000	5.875%, 5/30/2022	322,103
210,000	4.875%, 4/14/2026	210,420
341,000	4.300%, 10/12/2028	318,540
	Turkey Government International Bond
244,000	7.000%, 6/5/2020	266,797
525,000	5.125%, 3/25/2022[g]	544,876
288,000	6.250%, 9/26/2022	312,895
390,000	5.750%, 3/22/2024	412,425
548,000	4.250%, 4/14/2026	520,129
272,000	4.875%, 10/9/2026	268,101
379,000	6.875%, 3/17/2036	426,072
250,000	6.750%, 5/30/2040	278,585
259,000	4.875%, 4/16/2043	229,681
389,000	6.625%, 2/17/2045	428,662

	Total	25,731,728

Mortgage-Backed Securities (5.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,583	5.500%, 12/1/2017	5,605
1,180,000	3.000%, 7/1/2031[c]	1,211,528
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
10,368	9.000%, 11/1/2024	11,464
490	9.000%, 4/1/2025	551
234	8.500%, 9/1/2025	235
3,520	8.000%, 6/1/2027	4,136
701	8.500%, 7/1/2027	735
2,631	8.000%, 10/1/2027	2,971
1,433	8.000%, 8/1/2030	1,687
2,105,000	4.000%, 7/1/2047[c]	2,213,457
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
587	10.500%, 8/1/2020	595
3,308	9.500%, 4/1/2025	3,321
561	8.500%, 11/1/2025	617
1,087	8.500%, 5/1/2026	1,120
259	8.000%, 8/1/2026	260
606	8.000%, 11/1/2026	679
7,389	8.000%, 9/1/2027	8,154
2,965	8.000%, 12/1/2027	2,989
4,450	8.500%, 4/1/2030	5,488
4,725,000	3.000%, 7/1/2047[c]	4,717,617

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Mortgage-Backed Securities (5.8%) - continued
$6,775,000	3.500%, 7/1/2047[c]	$6,956,339
5,385,000	4.000%, 7/1/2047[c]	5,659,719
1,300,000	4.500%, 7/1/2047[c]	1,394,147
	Government National Mortgage Association 30-Yr. Pass Through
1,320	9.500%, 1/15/2025	1,377
4,621	8.500%, 6/15/2026	4,687
1,380	8.500%, 7/15/2026	1,528
5,280	8.000%, 9/15/2026	5,871
2,170	7.500%, 10/15/2026	2,344
850	9.000%, 12/15/2026	1,001
8,765	7.500%, 4/15/2027	9,637
1,649	8.000%, 6/20/2027	1,967
37	8.000%, 8/15/2027	37
6,842	7.500%, 7/15/2028	6,863
22,353	6.000%, 12/15/2028	25,330
24,141	6.000%, 6/15/2029	27,434
8,618	8.000%, 5/15/2030	8,718

	Total	22,300,208

Technology (1.0%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[f]	196,950
	Apple, Inc.
86,000	2.850%, 5/6/2021	88,414
85,000	1.532%, 5/11/2022[h]	85,225
	Automatic Data Processing, Inc.
65,000	2.250%, 9/15/2020	65,828
	Baidu, Inc.
43,000	3.000%, 6/30/2020	43,577
	Broadcom Corporation
89,000	2.375%, 1/15/2020[f]	89,123
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[f]	56,288
88,000	5.450%, 6/15/2023[f]	95,483
	Equinix, Inc.
200,000	5.750%, 1/1/2025	215,250
	Fidelity National Information Services, Inc.
65,000	3.625%, 10/15/2020	68,085
	First Data Corporation
200,000	5.375%, 8/15/2023[f]	209,000
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	114,443
	Intel Corporation
90,000	1.700%, 5/19/2021	88,824
65,000	3.100%, 7/29/2022	67,332
	Intel Corporation, Convertible
220,000	3.493%, 12/15/2035[i]	287,512
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	130,619
	Microchip Technology, Inc., Convertible
340,000	1.625%, 2/15/2027[f]	357,425
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	343,063
195,000	3.000%, 11/15/2043	219,375
	Microsoft Corporation
88,000	2.400%, 2/6/2022	88,818
	NXP BV
235,000	3.875%, 9/1/2022[f]	244,694
	NXP Semiconductors NV, Convertible
202,000	1.000%, 12/1/2019	240,885
	Oracle Corporation
65,000	2.500%, 5/15/2022	65,610
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[f]	285,600
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,730

	Total	3,812,153

Transportation (0.2%)
	Air Canada Pass Through Trust
22,329	3.875%, 3/15/2023[f]	22,274
	American Airlines Pass Through Trust
42,626	4.950%, 1/15/2023	45,396
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[f,g]	89,100
	Delta Air Lines, Inc.
53,803	4.950%, 5/23/2019	55,888
64,000	2.875%, 3/13/2020	64,832
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,256
	Trinity Industries, Inc., Convertible
137,000	3.875%, 6/1/2036	171,678
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	66,625
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	210,250

	Total	792,299

Utilities (0.5%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	44,146
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,769
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,098
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	96,829
	Calpine Corporation
210,000	5.375%, 1/15/2023[g]	204,750
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,981
	Dominion Energy, Inc.
86,000	2.579%, 7/1/2020	86,438
	DTE Energy Company
96,000	2.400%, 12/1/2019	96,439
	Dynegy, Inc.
160,000	7.375%, 11/1/2022[g]	158,000
	Edison International
43,000	2.125%, 4/15/2020	43,044
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,978
	Eversource Energy
30,000	1.600%, 1/15/2018	29,954
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	55,235
65,000	2.950%, 1/15/2020	66,154
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	65,774
	Fortis, Inc.
60,000	2.100%, 10/4/2021[f]	58,761
	Great Plains Energy, Inc.
65,000	2.500%, 3/9/2020	65,602
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,254
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	234,204
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	66,067

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Utilities (0.5%) - continued
	PG&E Corporation
$57,000	2.400%, 3/1/2019	$57,281
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	61,994
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,840
	Sempra Energy
100,000	6.150%, 6/15/2018	104,135
25,000	2.400%, 3/15/2020	25,110
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,063
	Southern Company
50,000	1.850%, 7/1/2019	49,808
43,000	2.350%, 7/1/2021	42,683

	Total	2,018,391

	Total Long-Term Fixed Income (cost $118,335,613)	120,454,995

Shares	Registered Investment Companies (2.3%)
Equity Funds/Exchange Traded Funds (1.6%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	181,297
15,495	BlackRock Resources & Commodities Strategy Trust	124,115
6,800	Guggenheim Multi-Asset Income ETF	142,460
12,050	iShares MSCI EAFE Index Fund	785,660
49,490	Materials Select Sector SPDR Fund	2,663,057
8,750	Powershares S&P SmallCap Information Technology Portfolio[g]	647,325
32,590	Utilities Select Sector SPDR Fund	1,693,376

	Total	6,237,290

Fixed Income Funds/Exchange Traded Funds (0.7%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	413,855
5,400	iShares S&P U.S. Preferred Stock Index Fund	211,518
79,271	MFS Intermediate Income Trust	342,451
63,832	Templeton Global Income Fund	428,951
7,670	Vanguard Short-Term Corporate Bond ETF	613,907
29,430	Western Asset Emerging Markets Debt Fund, Inc.	458,225
46,723	Western Asset High Income Opportunity Fund, Inc.	236,885

	Total	2,705,792

	Total Registered Investment Companies (cost $8,412,374)	8,943,082

	Preferred Stock (1.1%)
Consumer Non-Cyclical (0.1%)
12,800	CHS, Inc., 7.100%[k]	376,576

	Total	376,576

Consumer Staples (0.1%)
2,477	Bunge, Ltd., Convertible, 4.875%[k]	258,227

	Total	258,227

Energy (<0.1%)
2,932	Alpha Natural Resources, Inc., 0.000%[d]	54,975
2,932	ANR Holdings, Inc., 0.000%[d]	8,796

	Total	63,771

Financials (0.8%)
3,174	Agribank FCB, 6.875%[k]	346,759
13,915	Citigroup, Inc., 6.875%[k]	411,745
2,485	Cobank ACB, 6.250%*,k	258,285
8,620	Countrywide Capital V, 7.000%	221,189
3,300	Federal National Mortgage Association, 0.000%[d,k]	19,008
13,000	GMAC Capital Trust I, 6.967%[h]	340,600
13,000	Goldman Sachs Group, Inc., 5.500%[k]	365,950
12,800	Morgan Stanley, 7.125%[k]	379,392
8,640	U.S. Bancorp, 6.500%[k]	256,522
320	Wells Fargo & Company, Convertible, 7.500%[k]	419,555

	Total	3,019,005

Health Care (0.1%)
255	Allergan plc, Convertible, 5.500%	220,575
3,235	Becton Dickinson and Company, Convertible, 6.125%	177,214

	Total	397,789

Industrials (<0.1%)
1,710	Stanley Black & Decker, Inc., Convertible, 5.375%	187,621

	Total	187,621

	Total Preferred Stock (cost $3,895,663)	4,302,989

	Collateral Held for Securities Loaned (1.4%)
5,142,025	Thrivent Cash Management Trust	5,142,025

	Total Collateral Held for Securities Loaned (cost $5,142,025)	5,142,025

Shares or Principal Amount	Short-Term Investments (9.8%)[l]
	Federal Home Loan Bank Discount Notes
400,000	0.860%, 7/26/2017[m]	399,744
100,000	1.030%, 8/11/2017[m]	99,890
200,000	0.980%, 8/23/2017[m]	199,711
200,000	1.035%, 9/27/2017[m]	199,508
3,647,737	Thrivent Core Short-Term Reserve Fund 1.240%	36,477,372

	Total Short-Term Investments (cost $37,376,222)	37,376,225

	Total Investments (cost $388,188,324) 108.3%	$414,941,848

	Other Assets and Liabilities, Net (8.3%)	(31,718,037)

	Total Net Assets 100.0%	$383,223,811

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $27,315,533 or 7.1% of total net assets.
g	All or a portion of the security is on loan.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of June 30, 2017 was $6,681,053 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$349,894
ALM XI Ltd., 10/17/2026	4/28/2017	375,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	93,015
Apidos CLO XVIII, 7/22/2026	4/4/2017	225,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	525,135
CLUB Credit Trust, 4/17/2023	6/14/2017	299,999
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	257,508
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	190,316
Digicel, Ltd., 4/15/2021	8/19/2013	254,485
GCAT, LLC, 3/25/2047	3/22/2017	405,509
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	500,000
Marlette Funding Trust, 1/17/2023	7/20/2016	202,012
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	59,776
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	225,500
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	350,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	477,776
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	243,912
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	284,709
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	222,246
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	81,281
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	64,221
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	306,495
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	425,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	413,569

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 30, 2017:

Securities Lending Transactions

Common Stock	$1,942,238
Taxable Debt Security	3,039,820

Total lending	$4,982,058
Gross amount payable upon return of collateral for securities loaned	$5,142,025

Net amounts due to counterparty	$159,967

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Basic Materials (0.7%)
	Arch Coal, Inc., Term Loan
$533,662	5.226%, 3/7/2024	$532,553
	Chemours Company, Term Loan
424,783	3.570%, 5/12/2022	425,952
	Contura Energy, Inc., Term Loan
982,538	6.230%, 3/17/2024	953,061
	Ineos Finance, LLC, Term Loan
1,262,815	3.976%, 3/31/2022[b,c]	1,264,658
	Peabody Energy Corporation, Term Loan
284,287	5.726%, 3/31/2022	283,648
	Tronox Pigments BV, Term Loan
1,213,504	4.796%, 3/19/2020	1,219,571

	Total	4,679,443

Capital Goods (1.0%)
	Advanced Disposal Services, Inc., Term Loan
594,990	3.939%, 11/10/2023	596,798
	Berry Plastics Corporation, Term Loan
1,125,000	3.367%, 2/8/2020	1,124,685
410,000	3.367%, 1/6/2021	409,762
349,125	3.617%, 1/19/2024	348,978
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,850,000	5.226%, 11/30/2023	1,856,161
	Reynolds Group Holdings, Inc., Term Loan
446,631	4.226%, 2/5/2023	446,957
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,689,316	4.226%, 5/15/2022	1,682,981

	Total	6,466,322

Communications Services (4.1%)
	Altice Financing SA, Term Loan
495,000	3.908%, 7/15/2025	493,297
	Altice US Finance I Corporation, Term Loan
620,000	3.466%, 7/14/2025	613,800
	Atlantic Broadband Penn, LLC, Term Loan
103,507	3.726%, 11/30/2019	103,551
	Beasley Broadcast Group, Inc., Term Loan
448,189	7.226%, 11/1/2023	452,671
	Birch Communication Inc., Term Loan
627,252	8.550%, 7/18/2020	446,396
	CBS Radio, Inc., Term Loan
342,251	4.716%, 10/17/2023	342,679
	Cengage Learning Acquisitions, Term Loan
1,161,734	5.339%, 6/7/2023	1,095,062
	Charter Communications Operating, LLC, Term Loan
49,741	3.230%, 7/1/2020	49,872
49,741	3.230%, 1/3/2021	49,865
	Cincinnati Bell, Inc., Term Loan
402,775	4.051%, 9/10/2020	405,493
	Coral-US Co-Borrower, LLC, Term Loan
1,435,000	4.726%, 11/19/2024	1,437,698
	CSC Holdings, LLC, Term Loan
825,000	3.459%, 7/17/2025	818,606
Communications Services (4.1%) - continued
	FairPoint Communications, Inc., Term Loan
891,504	7.500%, 2/14/2019	891,691
	Gray Television, Inc., Term Loan
497,500	3.551%, 2/7/2024	499,366
	Hargray Merger Subsidiary Corporation, Term Loan
395,000	4.226%, 3/24/2024	395,371
	Intelsat Jackson Holdings SA, Term Loan
331,029	4.000%, 6/30/2019	327,977
	Level 3 Financing, Inc., Term Loan
1,600,000	3.466%, 2/22/2024	1,603,008
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	4.658%, 1/7/2022	1,221,625
245,000	7.908%, 7/7/2023	243,775
	LTS Buyer, LLC, Term Loan
1,149,942	4.546%, 4/13/2020	1,153,391
	McGraw-Hill Global Education Holdings, LLC, Term Loan
990,000	5.226%, 5/4/2022	972,517
	Mediacom Illinois, LLC, Term Loan
438,900	3.440%, 2/15/2024	439,997
	NEP/NCP Holdco, Inc., Term Loan
1,488,870	4.476%, 1/22/2020	1,488,409
1,250,000	0.000%, 7/21/2022[b,c]	1,249,613
	New LightSquared, Term Loan
266,546	19.939%, 12/7/2020	258,360
	SBA Senior Finance II, LLC, Term Loan
460,750	3.480%, 3/24/2021	461,501
88,200	3.480%, 6/10/2022	88,222
	SFR Group SA, Term Loan
450,000	3.944%, 6/22/2025	445,923
	Sprint Communications, Inc., Term Loan
1,815,450	3.750%, 2/2/2024	1,815,069
	TNS, Inc., Term Loan
339,708	5.230%, 2/15/2020	342,001
	Univision Communications, Inc., Term Loan
870,628	3.976%, 3/15/2024	852,850
	Virgin Media Bristol, LLC, Term Loan
905,000	3.909%, 1/31/2025	904,774
	WideOpenWest Finance, LLC, Term Loan
1,545,000	0.000%, 8/6/2023[b,c]	1,542,374
1,042,125	4.702%, 8/19/2023	1,040,353
	Zayo Group, LLC, Term Loan
886,553	3.716%, 1/19/2024	886,926

	Total	25,434,083

Consumer Cyclical (1.5%)
	Amaya Holdings BV, Term Loan
1,308,369	4.796%, 8/1/2021	1,309,559
	Boyd Gaming Corporation, Term Loan
412,322	3.688%, 9/15/2023	413,097
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,238	3.960%, 7/29/2021	507,290
	Ceridian HCM Holding, Inc., Term Loan
282,821	4.726%, 9/15/2020	280,525
	Eldorado Resorts, Inc., Term Loan
418,950	3.375%, 4/17/2024	415,284

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Consumer Cyclical (1.5%) - continued
	Four Seasons Hotels, Ltd., Term Loan
$897,744	3.726%, 11/30/2023	$902,978
	Golden Nugget, Inc., Term Loan
136,236	4.710%, 11/21/2019	137,514
	Golden Nugget, Inc., Term Loan Delayed Draw
58,387	4.680%, 11/21/2019	58,935
	IMG Worldwide, Inc., Term Loan
266,667	8.476%, 5/6/2022	269,667
	KAR Auction Services, Inc., Term Loan
335,163	3.813%, 3/9/2023	337,258
	Michaels Stores, Inc., Term Loan
549,873	3.938%, 1/28/2023	548,158
	Mohegan Tribal Gaming Authority, Term Loan
1,219,436	5.226%, 10/13/2023[b,c]	1,232,008
	Scientific Games International, Inc., Term Loan
2,109,712	5.108%, 10/1/2021	2,129,354
	Seminole Hard Rock Entertainment, Inc., Term Loan
305,958	4.046%, 5/14/2020	306,151
	Seminole Indian Tribe of Florida, Term Loan
421,500	3.476%, 4/29/2020	421,816

	Total	9,269,594

Consumer Non-Cyclical (2.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,430,000	0.000%, 4/28/2022[b,c]	1,422,135
683,100	5.159%, 4/28/2022	679,343
	Albertson’s, LLC, Term Loan
711,767	0.000%, 12/21/2022[b,c]	703,361
964,483	0.000%, 6/22/2023[b,c]	952,832
	CHS/Community Health Systems, Inc., Term Loan
125,401	3.960%, 12/31/2019	125,172
1,098,576	4.210%, 1/27/2021	1,096,169
	Endo Luxembourg Finance Company I SARL., Term Loan
680,000	5.500%, 4/27/2024	685,950
	Grifols Worldwide Operations USA, Inc., Term Loan
758,100	3.436%, 1/23/2025	758,608
	Hanesbrands, Inc., Term Loan
382,350	3.726%, 4/29/2022	385,099
	JBS USA LUX SA, Term Loan
1,715,700	5.750%, 10/30/2022[b,c]	1,671,092
	Libbey Glass, Inc., Term Loan
277,309	4.096%, 4/9/2021	250,965
	MPH Acquisition Holdings, LLC, Term Loan
842,330	4.296%, 6/7/2023	841,673
	Ortho-Clinical Diagnostics, Inc., Term Loan
988,470	5.046%, 6/30/2021	982,094
	Revlon Consumer Products Corporation, Term Loan
708,216	4.726%, 9/7/2023	659,703
	Valeant Pharmaceuticals International, Inc., Term Loan
2,743,464	5.830%, 4/1/2022	2,779,486

	Total	13,993,682

Energy (0.4%)
	Energy Solutions, LLC, Term Loan
336,104	6.980%, 5/29/2020	337,784
	Houston Fuel Oil Terminal, LLC, Term Loan
1,057,206	4.550%, 8/19/2021[b,c]	1,047,955
	McJunkin Red Man Corporation, Term Loan
234,637	5.226%, 11/9/2019	235,928
	MEG Energy Corporation, Term Loan
488,775	4.696%, 12/31/2023	475,642
	Pacific Drilling SA, Term Loan
576,000	4.750%, 6/3/2018	261,360

	Total	2,358,669

Financials (0.9%)
	ASP AMC Merger Sub, Inc., Term Loan
1,450,574	4.796%, 4/13/2024	1,434,255
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
705,000	3.962%, 3/20/2022	709,124
	Colorado Buyer, Inc., Term Loan
220,000	4.170%, 5/1/2024	220,275
135,000	8.420%, 5/1/2025	135,760
	Delos Finance SARL, Term Loan
725,000	3.546%, 10/6/2023	726,928
	Digicel International Finance, Ltd., Term Loan
440,000	4.940%, 5/10/2024	442,614
	DJO Finance, LLC, Term Loan
294,750	4.387%, 6/7/2020	291,372
	Gartner, Inc., Term Loan
199,500	3.226%, 4/5/2024	199,999
	MoneyGram International, Inc., Term Loan
826,268	4.546%, 3/28/2020	825,921
	TransUnion, LLC, Term Loan
601,894	3.726%, 4/26/2022	605,331

	Total	5,591,579

Technology (1.4%)
	Accudyne Industries, LLC, Term Loan
479,383	4.226%, 12/13/2019	475,112
	Dell International, LLC, Term Loan
293,265	3.730%, 9/7/2023	294,242
	First Data Corporation, Term Loan
2,070,000	3.716%, 4/26/2024	2,069,255
	Harland Clarke Holdings Corporation, Term Loan
656,743	7.296%, 12/31/2021	659,206
488,990	6.796%, 2/9/2022	489,112
	Micron Technologies, Inc., Term Loan
364,081	3.800%, 4/9/2023	366,735
	ON Semiconductor Corporation, Term Loan
288,176	3.476%, 3/31/2023	288,305
	Rackspace Hosting, Inc., Term Loan
980,000	0.000%, 11/3/2023[b,c]	979,079
	RP Crown Parent, LLC, Term Loan
756,200	4.726%, 10/12/2023	760,253
	Western Digital Corporation, Term Loan
1,611,900	3.976%, 4/29/2023	1,617,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.0%)[a]	Value
Technology (1.4%) - continued
	Xerox Business Services, LLC, Term Loan
$902,732	5.226%, 12/7/2023	$912,887

	Total	8,911,534

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,645,000	5.726%, 5/18/2023	1,638,831
	OSG Bulk Ships, Inc., Term Loan
557,652	5.430%, 8/5/2019	528,376
	XPO Logistics, Inc., Term Loan
765,000	3.405%, 10/30/2021	766,423

	Total	2,933,630

Utilities (0.3%)
	Calpine Corporation, Term Loan
645,063	4.050%, 1/15/2024	643,554
	Intergen NV, Term Loan
447,671	5.800%, 6/13/2020	446,740
	Talen Energy Supply, LLC, Term Loan
533,388	5.226%, 7/6/2023	493,720

	Total	1,584,014

	Total Bank Loans (cost $81,658,398)	81,222,550

	Long-Term Fixed Income (50.2%)
Asset-Backed Securities (4.7%)
	ALM XI Ltd.
1,100,000	4.342%, 10/17/2026, Ser. 2014-11A, Class CR*,d	1,099,960
	Apidos CLO XVIII
650,000	4.403%, 7/22/2026, Ser. 2014-18A, Class CR*,d	650,582
	Asset Backed Securities Corporation Home Equity Loan Trust
527,064	1.356%, 7/25/2036, Ser. 2006-HE5, Class A4[d]	504,645
505,268	1.376%, 11/25/2036, Ser. 2006-HE6, Class A4[d]	485,869
	BlueMountain CLO, Ltd.
1,400,000	4.358%, 10/15/2026, Ser. 2014-3A, Class CR*,d	1,399,982
	CLUB Credit Trust
825,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	826,308
	GSAA Home Equity Trust
1,146,166	1.486%, 7/25/2037, Ser. 2007-7, Class A4[d]	1,053,193
	J.P. Morgan Mortgage Acquisition Trust
1,321,998	4.452%, 3/25/2047, Ser. 2007-HE1, Class AF4[e]	979,168
	Lehman XS Trust
1,002,001	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Be	858,674
	Lendmark Funding Trust
1,600,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Af	1,599,673
	Madison Park Funding XIV, Ltd.
1,450,000	4.406%, 7/20/2026, Ser. 2014-14A, Class DR*,d	1,449,975
	Mariner Finance Issuance Trust
1,000,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	1,007,779
	Marlette Funding Trust
785,835	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	789,376
1,072,138	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	1,076,003
	Merrill Lynch Mortgage Investors Trust
965,308	3.126%, 6/25/2035, Ser. 2005-A5, Class M1	682,758
	Murray Hill Marketplace Trust
179,332	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	180,941
	NCF Dealer Floorplan Master Trust
750,000	4.462%, 3/21/2022, Ser. 2016-1A, Class A*,d	745,788
	NRZ Advance Receivables Trust Advance Receivables Backed
650,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	644,914
	Octagon Investment Partners XX, Ltd.
975,000	4.731%, 8/12/2026, Ser. 2014-1A, Class DR*,d	974,964
	Preston Ridge Partners Mortgage Trust, LLC
798,256	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,e	796,466
894,801	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,e	899,759
	Pretium Mortgage Credit Partners, LLC
1,482,712	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[e,f]	1,485,076
	Renaissance Home Equity Loan Trust
320,189	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[e]	230,726
881,900	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[e]	559,764
	SoFi Consumer Loan Program, LLC
965,053	3.050%, 12/26/2025, Ser. 2016-3, Class Af	974,084
755,163	3.280%, 1/26/2026, Ser. 2017-1, Class Af	764,983
	US Residential Opportunity Fund Trust
1,007,054	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,e	1,013,869
	Vericrest Opportunity Loan Transferee
1,300,000	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[e,f]	1,298,860
571,149	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[e,f]	572,548
1,123,820	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	1,124,598
1,129,228	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	1,128,392
178,240	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,e	178,867
	Voya CLO 4, Ltd.
1,225,000	4.305%, 10/14/2026, Ser. 2014-4A, Class CR*,c,d	1,225,000

	Total	29,263,544

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
735,000	6.750%, 9/30/2024[f]	797,475

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Basic Materials (1.3%) - continued
	Anglo American Capital plc
$216,000	4.125%, 9/27/2022[f]	$220,860
775,000	4.750%, 4/10/2027[f]	796,158
	ArcelorMittal SA
730,000	6.000%, 3/1/2021	785,662
	BWAY Holding Company
760,000	5.500%, 4/15/2024[f]	776,150
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	812,700
	Dow Chemical Company
64,000	8.550%, 5/15/2019	71,685
	EI du Pont de Nemours & Company
216,000	2.200%, 5/1/2020	217,156
	First Quantum Minerals, Ltd.
322,000	7.000%, 2/15/2021[f]	330,050
	FMG Resources Property, Ltd.
795,000	5.125%, 5/15/2024[f]	795,000
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	115,020
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	66,910
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[f]	733,825
	RPM International, Inc., Convertible
560,000	2.250%, 12/15/2020	660,800
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	216,467
	Steel Dynamics, Inc.
645,000	5.000%, 12/15/2026	661,931
	Vale Overseas, Ltd.
108,000	5.875%, 6/10/2021	115,938
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[f]	174,329

	Total	8,348,116

Capital Goods (1.9%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,201,688
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[f]	752,187
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[f]	839,950
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	822,469
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	164,514
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	1,012,053
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	764,675
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	474,575
	General Electric Company
545,000	5.000%, 1/21/2021[g]	578,463
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	191,865
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	301,840
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	70,955
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[f]	1,036,350
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[f]	1,168,594
	Rockwell Collins, Inc.
162,000	1.950%, 7/15/2019	162,244
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	272,271
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[f]	195,175
	Textron Financial Corporation
750,000	2.917%, 2/15/2042[d,f]	646,875
	Textron, Inc.
137,000	7.250%, 10/1/2019	151,512
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	817,050

	Total	11,625,305

Collateralized Mortgage Obligations (9.7%)
	Adjustable Rate Mortgage Trust
830,305	2.860%, 11/25/2035, Ser. 2005-9, Class 1A4	722,361
	AJAX Mortgage Loan Trust
949,817	3.470%, 4/25/2057, Ser. 2017-A, Class A*,e	948,093
	Alternative Loan Trust
773,488	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	652,461
	American Home Mortgage Assets Trust
1,270,703	1.406%, 12/25/2046, Ser. 2006-6, Class A1Ad	999,261
1,225,756	1.406%, 6/25/2047, Ser. 2007-5, Class A1[d]	928,560
	American Home Mortgage Investment Trust
1,349,998	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	698,858
	Angel Oak Mortgage Trust
285,846	4.500%, 11/25/2045, Ser. 2015-1, Class A*,e	286,219
	Banc of America Alternative Loan Trust
297,860	1.716%, 4/25/2035, Ser. 2005-3, Class 1CB1[d]	252,452
721,274	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	633,138
	Banc of America Funding Corporation
231,416	3.444%, 5/20/2036, Ser. 2006-D, Class 6A1	204,997
	Bayview Opportunity Master Fund Trust
401,593	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[f]	399,831
	BCAP, LLC Trust
970,407	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	914,232
	Bear Stearns Adjustable Rate Mortgage Trust
153,595	2.830%, 10/25/2035, Ser. 2005-9, Class A1[d]	150,620
185,239	3.272%, 2/25/2036, Ser. 2005-12, Class 11A1	165,003

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Collateralized Mortgage Obligations (9.7%) - continued
	Bear Stearns Alt-A Trust
$974,067	5.212%, 7/25/2035, Ser. 2005-5, Class 25A1	$773,793
	Citicorp Mortgage Securities Trust
264,263	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	263,174
	Citigroup Mortgage Loan Trust, Inc.
268,171	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	265,133
591,310	3.670%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	472,955
	CitiMortgage Alternative Loan Trust
366,124	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	319,138
	COLT Mortgage Loan Trust
662,334	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	668,890
	Countrywide Alternative Loan Trust
176,250	1.616%, 2/25/2035, Ser. 2005-J1, Class 5A1[d]	168,074
82,329	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	82,087
590,873	2.508%, 10/25/2035, Ser. 2005-43, Class 1A1	556,823
401,107	3.045%, 10/25/2035, Ser. 2005-43, Class 4A1	339,576
288,592	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	272,736
164,225	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	138,903
436,439	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	297,119
133,964	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	128,868
595,215	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	495,730
	Countrywide Home Loan Mortgage Pass Through Trust
825,690	3.193%, 11/25/2035, Ser. 2005-22, Class 2A1	708,520
286,916	3.155%, 2/20/2036, Ser. 2005-HY10, Class 5A1	238,467
	CSMC Mortgage-Backed Trust
698,926	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	639,037
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
225,489	1.416%, 11/25/2035, Ser. 2005-5, Class 2A1[d]	134,574
464,563	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	471,698
691,723	1.502%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	640,525
1,111,862	1.436%, 8/25/2047, Ser. 2007-OA5, Class A1Bd	1,000,890
	Federal Home Loan Mortgage Corporation
4,004,130	2.500%, 12/15/2022, Ser. 4155, Class AIh	201,977
1,394,015	2.500%, 5/15/2027, Ser. 4106, Class HIh	99,088
1,684,551	2.500%, 2/15/2028, Ser. 4162, Class AIh	132,723
5,345,018	2.500%, 3/15/2028, Ser. 4177, Class EIh	462,333
2,645,714	3.000%, 4/15/2028, Ser. 4193, Class AIh	239,290
2,469,197	3.000%, 2/15/2033, Ser. 4170, Class IGh	289,222
	Federal National Mortgage Association
2,351,244	2.500%, 2/25/2028, Ser. 2013-46, Class CIh	198,229
1,898,139	3.000%, 4/25/2028, Ser. 2013-30, Class DIh	172,949
2,217,202	3.500%, 1/25/2033, Ser. 2012-150, Class YIh	289,869
	First Horizon Alternative Mortgage Securities Trust
601,280	3.131%, 3/25/2035, Ser. 2005-AA2, Class 1A1	566,676
668,734	3.219%, 7/25/2035, Ser. 2005-AA5, Class 2A1	640,682
653,635	6.000%, 8/25/2036, Ser. 2006-FA4, Class 1A4[d]	548,686
	First Horizon Mortgage Pass-Through Trust
624,290	3.178%, 8/25/2037, Ser. 2007-AR2, Class 1A2	534,056
	GCAT, LLC
1,171,012	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,e	1,168,529
	GMAC Mortgage Corporation Loan Trust
954,814	3.662%, 5/25/2035, Ser. 2005-AR2, Class 4A	897,647
	Government National Mortgage Association
1,998,489	4.000%, 1/16/2027, Ser. 2012-3, Class IOh	191,555
	Greenpoint Mortgage Funding Trust
551,705	1.224%, 10/25/2045, Ser. 2005-AR4, Class G41Bd	478,561
	HarborView Mortgage Loan Trust
1,103,917	3.575%, 7/19/2035, Ser. 2005-4, Class 3A1	978,984
	IndyMac IMJA Mortgage Loan Trust
629,959	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	507,567
	IndyMac INDX Mortgage Loan Trust
845,098	3.285%, 10/25/2035, Ser. 2005-AR19, Class A1	697,435
757,119	1.856%, 7/25/2045, Ser. 2005-16IP, Class A1[d]	695,728
	J.P. Morgan Alternative Loan Trust
842,449	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	763,855
	J.P. Morgan Mortgage Trust
165,620	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	172,692
583,886	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	582,819
890,221	3.317%, 2/25/2036, Ser. 2006-A1, Class 2A2	831,073
837,779	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	774,608

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Collateralized Mortgage Obligations (9.7%) - continued
$ 602,845	1.596%, 1/25/2037, Ser. 2006-S4, Class A8[d]	$344,603
451,426	3.263%, 1/25/2037, Ser. 2006-A7, Class 2A2	446,944
334,466	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	248,434
	Lehman Mortgage Trust
343,308	1.966%, 12/25/2035, Ser. 2005-2, Class 3A1[d]	260,048
	Master Asset Securitization Trust
448,184	1.716%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	220,074
	MASTR Alternative Loans Trust
165,115	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	169,855
344,670	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[d]	169,221
	Merrill Lynch Alternative Note Asset Trust
498,694	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	395,169
	Mill City Mortgage Loan Trust
1,182,089	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	1,191,536
	Morgan Stanley Mortgage Loan Trust
376,983	3.188%, 11/25/2035, Ser. 2005-6AR, Class 5A1	298,216
	MortgageIT Trust
638,476	1.476%, 12/25/2035, Ser. 2005-5, Class A1[d]	596,863
	New Century Alternative Mortgage Loan Trust
903,348	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[e]	533,848
	Pretium Mortgage Credit Partners I, LLC
888,983	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,e	894,634
	Pretium Mortgage Credit Partners, LLC
1,056,463	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,e	1,060,438
	Residential Accredit Loans, Inc. Trust
1,248,092	4.110%, 9/25/2035, Ser. 2005-QA10, Class A31	1,058,683
497,668	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	450,195
733,622	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	661,608
593,251	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	511,389
1,019,297	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	908,634
624,598	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	567,532
264,976	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	229,032
1,113,330	1.406%, 7/25/2037, Ser. 2007-QH6, Class A1[d]	1,004,143
	Residential Asset Securitization Trust
711,891	6.242%, 8/25/2022, Ser. 2007-A8, Class 3A1	614,872
392,151	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	394,904
764,401	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[d]	207,330
	Residential Funding Mortgage Security I Trust
611,582	5.977%, 12/25/2032, Ser. 2003-S12, Class M1	651,781
581,800	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	546,033
739,934	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	689,100
	Sequoia Mortgage Trust
1,451,180	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	1,189,416
	Structured Adjustable Rate Mortgage Loan Trust
145,401	3.529%, 12/25/2034, Ser. 2004-18, Class 5A	142,901
515,380	3.357%, 7/25/2035, Ser. 2005-15, Class 4A1	445,165
282,497	3.489%, 9/25/2035, Ser. 2005-18, Class 1A1	228,593
	Structured Asset Mortgage Investments, Inc.
1,226,287	1.526%, 12/25/2035, Ser. 2005-AR4, Class A1[d]	1,045,961
	Sunset Mortgage Loan Company, LLC
385,329	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,e	385,991
750,000	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,e	751,756
243,843	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,e	244,013
	Suntrust Alternative Loan Trust
560,820	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	547,895
	WaMu Mortgage Pass Through Certificates
882,502	2.925%, 8/25/2036, Ser. 2006-AR8, Class 3A2	806,894
488,600	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	463,938
1,010,003	2.567%, 1/25/2037, Ser. 2006-AR18, Class 1A1	906,859
88,541	2.887%, 8/25/2046, Ser. 2006-AR8, Class 1A1	80,928
450,187	1.652%, 9/25/2046, Ser. 2006-AR11, Class 3A1Ad	396,298
1,319,623	1.692%, 9/25/2046, Ser. 2006-AR11, Class 1Ad	1,114,069
1,285,613	1.612%, 10/25/2046, Ser. 2006-AR13, Class 1Ad	1,146,959
1,197,772	1.512%, 12/25/2046, Ser. 2006-AR17, Class 1Ad	1,040,775
488,051	1.895%, 3/25/2047, Ser. 2007-OA2, Class 2Ad	405,119
	Washington Mutual Mortgage Pass Through Certificates
389,250	1.816%, 6/25/2035, Ser. 2005-4, Class 5A5[d]	327,707
624,868	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	583,732
897,390	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	522,361

The accompanying Notes to Financial Statements are an integral part of this schedule.

118

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Collateralized Mortgage Obligations (9.7%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$ 849,947	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$641,112
899,037	1.482%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	684,792
	Wells Fargo Mortgage Backed Securities Trust
830,953	3.270%, 7/25/2036, Ser. 2006-AR10, Class 2A1	820,042
256,577	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	258,054
368,350	6.000%, 11/25/2037, Ser. 2007-15, Class A1	365,960

	Total	61,022,038

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	651,752

	Total	651,752

Communications Services (3.4%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[f]	761,250
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,105,650
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,811
98,000	3.450%, 9/15/2021	101,052
	AT&T, Inc.
104,000	5.875%, 10/1/2019	112,556
108,000	5.200%, 3/15/2020	116,042
65,000	2.226%, 6/30/2020[d]	65,851
380,000	2.800%, 2/17/2021	383,999
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[f]	111,892
	CBS Corporation
165,000	2.500%, 2/15/2023[c]	163,058
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[f]	1,067,500
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	432,000
	Charter Communications Operating, LLC
245,000	3.579%, 7/23/2020	253,158
35,000	4.464%, 7/23/2022	37,287
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,099,639
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	795,937
	Comcast Corporation
216,000	1.625%, 1/15/2022	209,996
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	143,759
800,000	5.250%, 1/15/2023	888,563
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[f]	84,600
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	728,650
	DISH Network Corporation, Convertible
754,000	3.375%, 8/15/2026[f]	914,225
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	554,040
	Intelsat Jackson Holdings SA
1,165,000	8.000%, 2/15/2024[f]	1,255,287
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	495,781
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	412,000
	Liberty Interactive, LLC, Convertible
727,000	1.750%, 9/30/2046[f]	831,052
	Liberty Media Corporation, Convertible
736,000	1.000%, 1/30/2023[f]	852,380
	Moody’s Corporation
108,000	2.750%, 12/15/2021	108,895
	Neptune Finco Corporation
610,000	10.875%, 10/15/2025[f]	734,287
	Nexstar Escrow Corporation
1,210,000	5.625%, 8/1/2024[f]	1,225,125
	Orange SA
185,000	1.625%, 11/3/2019	183,395
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	669,925
	SBA Tower Trust
200,000	3.598%, 4/15/2043[f]	200,064
	SFR Group SA
770,000	6.000%, 5/15/2022[f]	805,612
	Sprint Corporation
760,000	7.625%, 2/15/2025	874,950
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	127,334
	Time Warner, Inc.
108,000	4.875%, 3/15/2020	115,431
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	809,222
	Verizon Communications, Inc.
190,000	1.375%, 8/15/2019	188,322
98,000	4.500%, 9/15/2020	104,679
67,000	2.946%, 3/15/2022[f]	67,458
	Viacom, Inc.
216,000	4.250%, 9/1/2023	225,458
	Virgin Media Secured Finance plc
755,000	5.250%, 1/15/2026[f]	785,812

	Total	21,263,984

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[f]	1,142,875
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	162,344
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[f]	144,433
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[f]	755,550
	CVS Health Corporation
108,000	2.750%, 12/1/2022	108,122
	eBay, Inc.
95,000	2.500%, 3/9/2018	95,550
	Ford Motor Credit Company, LLC
216,000	2.262%, 3/28/2019	216,596

The accompanying Notes to Financial Statements are an integral part of this schedule.

119

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Consumer Cyclical (2.7%) - continued
$ 210,000	1.897%, 8/12/2019	$208,402
95,000	2.597%, 11/4/2019	95,636
162,000	3.336%, 3/18/2021	165,113
	General Motors Financial Company, Inc.
210,000	3.150%, 1/15/2020	213,588
162,000	2.650%, 4/13/2020	162,741
162,000	4.375%, 9/25/2021	171,385
108,000	3.150%, 6/30/2022	107,541
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	109,681
65,000	2.625%, 6/1/2022	65,975
	Hyundai Capital America
108,000	2.550%, 4/3/2020[f]	107,722
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	203,750
383,000	5.625%, 2/1/2023[f]	398,320
	L Brands, Inc.
570,000	5.625%, 2/15/2022	609,900
	Lennar Corporation
1,180,000	4.500%, 4/30/2024	1,219,648
	Live Nation Entertainment, Inc.
1,110,000	5.375%, 6/15/2022[f]	1,151,715
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	176,200
	McDonald’s Corporation
216,000	2.625%, 1/15/2022	217,269
	MGM Resorts International
775,000	6.000%, 3/15/2023	854,437
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[f]	794,952
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	97,249
	Nissan Motor Acceptance Corporation
162,000	2.000%, 3/8/2019[f]	162,129
	Prime Security Services Borrower, LLC
1,020,000	9.250%, 5/15/2023[f]	1,108,393
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,151,963
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	71,114
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	830,940
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[f]	750,825
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[f]	774,712
	Starbucks Corporation
115,000	2.100%, 2/4/2021	115,708
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	127,100
	Visa, Inc.
70,000	2.200%, 12/14/2020	70,579
	Volkswagen Group of America Finance, LLC
150,000	2.450%, 11/20/2019[f]	150,836
	West Corporation
550,000	5.375%, 7/15/2022[f]	555,500
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[f]	1,151,963

	Total	16,778,456

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	214,338
162,000	3.400%, 11/30/2023	165,813
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	218,488
108,000	2.900%, 11/6/2022	109,002
	Amgen, Inc.
216,000	2.650%, 5/11/2022	216,697
	Anheuser-Busch InBev Finance, Inc.
120,000	2.430%, 2/1/2021[d]	124,280
275,000	2.650%, 2/1/2021	278,664
108,000	3.300%, 2/1/2023	111,197
	Anheuser-Busch InBev Worldwide, Inc.
48,000	6.500%, 7/15/2018	50,330
	BAT International Finance plc
65,000	1.756%, 6/15/2018[d,f]	65,176
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[f]	221,762
	Becton, Dickinson and Company
216,000	3.125%, 11/8/2021	219,993
	Biogen, Inc.
162,000	3.625%, 9/15/2022	169,409
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	38,090
	Bunge Limited Finance Corporation
70,000	3.500%, 11/24/2020	71,759
	Cardinal Health, Inc.
110,000	1.948%, 6/14/2019	110,114
110,000	2.616%, 6/15/2022	110,089
	Celgene Corporation
70,000	3.550%, 8/15/2022	72,862
	CHS/Community Health Systems, Inc.
770,000	6.250%, 3/31/2023	794,910
	Community Health Systems, Inc.
400,000	8.000%, 11/15/2019	402,000
	Constellation Brands, Inc.
108,000	2.700%, 5/9/2022	107,856
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	797,913
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,397
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	769,688
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	116,698
95,000	3.000%, 7/15/2023	94,325
	Forest Laboratories, Inc.
26,000	4.375%, 2/1/2019[f]	26,814
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[f]	57,018
	Gilead Sciences, Inc.
200,000	1.950%, 3/1/2022	195,984
	HCA, Inc.
430,000	5.250%, 6/15/2026	463,755
575,000	4.500%, 2/15/2027	591,531
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	365,625
780,000	5.750%, 6/15/2025[f]	733,200
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	226,319
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,204

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Land O’Lakes, Inc.
$ 440,000	7.250%, 4/4/2027[f,g]	$470,250
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	71,797
	Medtronic Global Holdings SCA
216,000	1.700%, 3/28/2019	216,145
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	182,753
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[f]	157,823
	Mylan NV
216,000	3.150%, 6/15/2021	219,726
	PepsiCo, Inc.
210,000	1.680%, 10/6/2021[d]	212,727
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[f]	211,563
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	533,750
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[f]	783,750
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	36,031
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	223,965
216,000	2.400%, 9/23/2021	213,460
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[f]	162,843
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	741,313
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,067,812
	Teva Pharmaceutical Finance Netherlands III BV
275,000	2.200%, 7/21/2021	269,930
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	526,575
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	106,241
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	397,187
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[f]	677,000
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	166,489

	Total	16,050,430

Energy (2.8%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[f]	798,950
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	84,927
33,000	4.850%, 3/15/2021	35,219
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	260,567
500,000	5.625%, 6/1/2023	506,250
	BP Capital Markets plc
180,000	1.676%, 5/3/2019	179,401
108,000	2.315%, 2/13/2020	108,984
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	98,524
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	109,110
	Cenovus Energy, Inc.
108,000	3.800%, 9/15/2023	106,531
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	584,962
320,000	4.375%, 1/15/2025	326,400
	Continental Resources, Inc.
108,000	5.000%, 9/15/2022	105,975
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	521,475
	Devon Energy Corporation
210,000	3.250%, 5/15/2022	208,684
	Enbridge, Inc.
110,000	2.900%, 7/15/2022[c]	109,760
	Encana Corporation
133,000	3.900%, 11/15/2021	135,552
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	807,300
	Energy Transfer Partners, LP
165,000	4.150%, 10/1/2020	171,356
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	983,040
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	177,639
	EQT Corporation
60,000	5.150%, 3/1/2018	61,095
62,000	8.125%, 6/1/2019	68,418
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	140,399
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	217,294
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	107,039
200,000	2.800%, 11/1/2022	191,726
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	71,999
	MEG Energy Corporation
410,000	6.375%, 1/30/2023[f]	316,981
	MPLX, LP
162,000	4.500%, 7/15/2023	171,953
1,010,000	4.875%, 12/1/2024	1,076,914
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[f]	286,425
	ONEOK, Inc.
162,000	7.500%, 9/1/2023	193,185
	PBF Holding Company, LLC
1,045,000	7.250%, 6/15/2025[f]	1,007,119
	Petrobras Global Finance BV
300,000	8.375%, 5/23/2021	335,814
86,000	7.375%, 1/17/2027	90,988
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	116,888
88,000	6.500%, 3/13/2027[f]	94,534
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	782,844
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	122,284
108,000	5.625%, 4/15/2023	120,039
775,000	5.625%, 3/1/2025	855,747
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[f]	71,268
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[f]	207,353

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Energy (2.8%) - continued
	Sunoco Logistics Partners Operations, LP
$ 70,000	4.400%, 4/1/2021	$73,545
	Tesoro Corporation
910,000	4.750%, 12/15/2023[f]	979,979
	TransCanada Trust
580,000	5.300%, 3/15/2077	596,240
545,000	5.875%, 8/15/2076	591,434
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023	735,000
	Weatherford International, Ltd. Convertible
193,000	5.875%, 7/1/2021	195,292
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	112,748
	Whiting Petroleum Corporation, Convertible
605,000	1.250%, 4/1/2020	511,225
	Williams Partners, LP
215,000	4.500%, 11/15/2023	229,471
	WPX Energy, Inc.
500,000	7.500%, 8/1/2020	525,000

	Total	17,678,846

Financials (8.3%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	71,201
	Aegon NV
720,000	2.326%, 10/15/2017[d,g]	612,000
	AIG Global Funding
220,000	2.150%, 7/2/2020[c,f]	219,826
	Air Lease Corporation
35,000	2.625%, 9/4/2018	35,261
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	613,500
350,000	4.125%, 3/30/2020	359,625
	American Express Credit Corporation
108,000	1.502%, 5/3/2019[d]	108,307
108,000	2.200%, 3/3/2020	108,507
70,000	2.292%, 9/14/2020[d]	71,226
	AMG Capital Trust II, Convertible
7,400	5.150%, 10/15/2037	437,525
	Australia & New Zealand Banking Group, Ltd.
750,000	6.750%, 6/15/2026[f,g]	829,235
	Banco de Brasil SA
490,000	9.000%, 6/18/2024[f,g]	496,125
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[g]	1,023,750
	Bank of America Corporation
58,000	5.650%, 5/1/2018	59,822
185,000	5.625%, 7/1/2020	202,579
200,000	2.625%, 4/19/2021	200,868
216,000	5.700%, 1/24/2022	244,047
464,000	2.316%, 1/20/2023[d]	469,119
	Bank of Montreal
185,000	1.500%, 7/18/2019	183,270
163,000	2.100%, 6/15/2020	162,815
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	217,487
	Bank of Nova Scotia
162,000	2.700%, 3/7/2022	162,890
	Barclays Bank plc
100,000	5.140%, 10/14/2020	107,020
	Barclays plc
210,000	3.200%, 8/10/2021	213,018
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	215,518
	Blackstone Mortgage Trust, Inc., Convertible
705,000	5.250%, 12/1/2018	816,037
	BNP Paribas SA
350,000	7.625%, 3/30/2021[f,g]	385,000
	BNZ International Funding, Ltd.
250,000	2.222%, 9/14/2021[d,f]	251,156
	Capital One Financial Corporation
108,000	2.500%, 5/12/2020	108,460
324,000	3.050%, 3/9/2022	326,511
	Capital One NA
210,000	2.400%, 9/5/2019	210,757
	CBOE Holdings, Inc.
165,000	1.950%, 6/28/2019	164,950
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021	1,094,625
	Central Fidelity Capital Trust I
790,000	2.158%, 4/15/2027[d]	748,525
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	996,687
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	200,137
216,000	2.450%, 1/10/2020	217,285
216,000	2.650%, 10/26/2020	218,048
97,000	2.350%, 8/2/2021	96,110
108,000	2.750%, 4/25/2022	108,005
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,552
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	278,981
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[f]	216,450
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
216,000	3.950%, 11/9/2022	225,566
	Credit Agricole SA
108,000	3.375%, 1/10/2022[f]	110,877
270,000	8.125%, 12/23/2025[f,g]	313,659
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[f,g]	672,774
760,000	6.250%, 12/18/2024[f,g]	807,500
	Credit Suisse Group Funding Guernsey, Ltd.
325,000	3.800%, 9/15/2022	337,629
	Credit Suisse Group Funding, Ltd.
216,000	3.125%, 12/10/2020	220,043
	DDR Corporation
162,000	3.500%, 1/15/2021	164,016
	Deutsche Bank AG
324,000	4.250%, 10/14/2021	339,248
	Discover Bank
43,000	8.700%, 11/18/2019	48,589
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	163,138
	First Tennessee Bank NA
635	3.750%, 8/15/2017[d,f,g]	481,687
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	88,914
307,000	7.500%, 2/15/2019	333,014
216,000	5.375%, 5/10/2020[g]	226,973
162,000	2.600%, 12/27/2020	162,852
216,000	5.250%, 7/27/2021	236,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Financials (8.3%) - continued
$160,000	2.352%, 11/15/2021[d]	$161,484
216,000	3.000%, 4/26/2022	217,997
108,000	2.268%, 6/5/2023[d]	108,068
420,000	5.300%, 11/10/2026[g]	441,000
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022	3,045,570
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[f]	197,066
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	112,341
	HCP, Inc.
64,000	3.750%, 2/1/2019	65,345
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	83,413
	HSBC Holdings plc
324,000	3.400%, 3/8/2021	332,977
216,000	6.875%, 6/1/2021[g]	233,280
210,000	2.650%, 1/5/2022[d]	216,021
250,000	6.375%, 9/17/2024[g]	261,875
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	142,749
	Huntington Capital Trust I
160,000	1.870%, 2/1/2027[d]	144,400
	Icahn Enterprises, LP
400,000	6.000%, 8/1/2020	411,750
325,000	6.750%, 2/1/2024	338,845
	ILFC E-Capital Trust II
1,235,000	4.590%, 12/21/2065[d,f]	1,179,425
	ING Capital Funding Trust III
89,000	4.896%, 9/30/2017[d,g]	89,278
	ING Groep NV
250,000	6.500%, 4/16/2025[g]	262,700
750,000	6.875%, 12/29/2049[g]	801,558
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	229,879
216,000	5.875%, 8/15/2022	243,828
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	41,380
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	94,715
30,000	2.250%, 1/23/2020	30,091
185,000	4.950%, 3/25/2020	198,395
161,000	1.882%, 6/1/2021[d]	161,223
210,000	2.295%, 8/15/2021	208,758
162,000	2.776%, 4/25/2023	162,273
215,000	2.383%, 10/24/2023[d]	218,232
	J.P. Morgan Chase Bank NA
250,000	1.879%, 9/23/2019[d]	251,794
	J.P. Morgan Chase Capital XXIII
285,000	2.182%, 5/15/2047[d]	262,556
	KeyBank NA
250,000	1.600%, 8/22/2019	248,158
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	832,125
25,000	5.000%, 6/1/2021[f]	27,168
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	202,913
	Lloyds Bank plc
1,140,000	1.461%, 8/29/2049[d,g]	946,246
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	217,100
800,000	6.413%, 1/29/2049[f,g]	896,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[f,g]	255,625
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,111,132
	MetLife, Inc.
95,000	9.250%, 4/8/2038[f]	141,550
	MGIC Investment Corporation, Convertible
505,000	9.000%, 4/1/2063[f]	664,075
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.296%, 9/13/2021[d]	253,244
108,000	2.998%, 2/22/2022	109,592
	Mizuho Financial Group, Inc.
250,000	2.376%, 9/13/2021[d]	253,511
	Morgan Stanley
35,000	2.310%, 1/27/2020[d]	35,530
210,000	2.800%, 6/16/2020	213,123
200,000	2.500%, 4/21/2021	199,828
216,000	2.336%, 1/20/2022[d]	218,161
108,000	2.750%, 5/19/2022	107,964
64,000	4.875%, 11/1/2022	69,479
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	532,950
	National City Corporation
86,000	6.875%, 5/15/2019	93,580
	New York Life Global Funding
70,000	1.550%, 11/2/2018[f]	69,881
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,854
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[f]	1,175,063
	PNC Bank NA
216,000	2.450%, 11/5/2020	217,819
	Prudential Financial, Inc.
775,000	5.625%, 6/15/2043	850,562
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[f]	1,197,700
	Realty Income Corporation
162,000	5.750%, 1/15/2021	178,062
	Regions Bank
28,000	7.500%, 5/15/2018	29,313
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	92,009
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	175,735
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	216,357
	Royal Bank of Scotland Group plc
420,000	7.500%, 8/10/2020[g]	433,440
364,000	8.625%, 8/15/2021[g]	396,760
425,000	7.640%, 3/29/2049[g]	408,000
230,000	7.648%, 8/29/2049[g]	283,475
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	210,483
	Santander UK plc
64,000	3.050%, 8/23/2018	64,803
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	70,628
120,000	2.500%, 7/15/2021	120,009
	Societe Generale SA
900,000	8.000%, 9/29/2025[f,g]	1,020,375
760,000	8.250%, 9/29/2049[g]	806,292
	Standard Chartered plc
210,000	2.308%, 8/19/2019[d,f]	211,965
960,000	2.680%, 1/29/2049[d,f,g]	816,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Financials (8.3%) - continued
	State Street Capital Trust IV
$1,138,000	2.246%, 6/15/2047[d]	$1,047,671
	State Street Corporation
70,000	2.081%, 8/18/2020[d]	71,489
	Sumitomo Mitsui Financial Group, Inc.
215,000	2.901%, 3/9/2021[d]	221,468
216,000	2.934%, 3/9/2021	219,414
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[f]	250,007
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	96,440
	Synchrony Financial
108,000	3.000%, 8/15/2019	109,527
25,000	2.402%, 2/3/2020[d]	25,189
94,000	3.750%, 8/15/2021	96,541
	Toronto-Dominion Bank
80,000	1.993%, 1/22/2019[d]	80,745
70,000	2.172%, 12/14/2020[d]	71,017
	UBS Group Funding Jersey, Ltd.
162,000	2.950%, 9/24/2020[f]	165,480
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	73,073
	USB Realty Corporation
1,090,000	2.305%, 1/15/2022[d,f,g]	953,750
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	129,874
	Wachovia Capital Trust II
220,000	1.658%, 1/15/2027[d]	204,600
	Wells Fargo & Company
35,000	1.852%, 1/30/2020[d]	35,228
210,000	2.150%, 1/30/2020	210,765
205,000	2.100%, 7/26/2021	202,263
216,000	2.263%, 1/24/2023[d]	218,287
250,000	2.402%, 10/31/2023[d]	254,438
	Welltower, Inc.
162,000	4.950%, 1/15/2021	174,101
	Westpac Banking Corporation
275,000	2.028%, 8/19/2021[d]	277,473

	Total	51,943,766

Foreign Government (3.8%)
	Argentina Government International Bond
457,000	6.875%, 4/22/2021	489,676
292,000	5.625%, 1/26/2022	299,008
568,000	7.500%, 4/22/2026	610,600
233,000	6.875%, 1/26/2027	240,922
525,482	8.280%, 12/31/2033	582,235
174,000	7.125%, 7/6/2036	172,434
436,680	2.500%, 12/31/2038[e]	285,370
203,000	7.625%, 4/22/2046	207,872
	Brazil Government International Bond
409,000	4.875%, 1/22/2021	428,632
610,000	2.625%, 1/5/2023	565,013
233,000	6.000%, 4/7/2026	251,407
300,000	7.125%, 1/20/2037	342,750
360,000	5.000%, 1/27/2045	315,000
140,000	5.625%, 2/21/2047	133,700
	Colombia Government International Bond
300,000	4.375%, 7/12/2021	319,200
285,000	2.625%, 3/15/2023	277,875
250,000	4.000%, 2/26/2024	259,500
110,000	7.375%, 9/18/2037	141,460
334,000	5.625%, 2/26/2044	365,062
360,000	5.000%, 6/15/2045	362,160
	Croatia Government International Bond
60,000	6.750%, 11/5/2019[f]	65,325
354,000	6.625%, 7/14/2020[f]	390,285
180,000	6.000%, 1/26/2024[f]	201,634
	Hungary Government International Bond
496,000	5.750%, 11/22/2023	567,148
492,000	5.375%, 3/25/2024	553,852
	Indonesia Government International Bond
376,000	4.875%, 5/5/2021[f]	403,827
83,000	3.750%, 4/25/2022[f]	85,257
293,000	3.375%, 4/15/2023[f]	294,201
377,000	5.875%, 1/15/2024[f]	429,717
74,000	4.125%, 1/15/2025[f]	76,300
252,000	4.750%, 1/8/2026[f]	270,485
294,000	8.500%, 10/12/2035[f]	423,217
139,000	6.750%, 1/15/2044[f]	178,864
588,000	5.125%, 1/15/2045[f]	629,490
	Mexico Government International Bond
62,000	5.750%, 10/12/2110	64,325
416,000	4.000%, 10/2/2023	434,949
410,000	3.600%, 1/30/2025	414,920
382,000	4.125%, 1/21/2026	397,089
180,000	4.150%, 3/28/2027	186,390
120,000	6.750%, 9/27/2034	153,092
136,000	6.050%, 1/11/2040	160,317
400,000	4.750%, 3/8/2044	400,400
236,000	5.550%, 1/21/2045	264,320
196,000	4.600%, 1/23/2046	191,404
200,000	4.350%, 1/15/2047	187,840
	Panama Government International Bond
180,000	4.000%, 9/22/2024	189,000
260,000	3.750%, 3/16/2025	267,800
242,000	6.700%, 1/26/2036	311,575
	Peru Government International Bond
100,000	5.625%, 11/18/2050	121,150
303,000	8.750%, 11/21/2033	464,347
	Philippines Government International Bond
219,000	4.000%, 1/15/2021	233,422
257,000	7.750%, 1/14/2031	370,703
155,000	6.375%, 10/23/2034	208,069
108,000	5.000%, 1/13/2037	128,160
216,000	3.950%, 1/20/2040	225,394
	Romania Government International Bond
242,000	4.375%, 8/22/2023[f]	256,702
130,000	4.875%, 1/22/2024[f]	141,700
58,000	6.125%, 1/22/2044[f]	73,602
	Russia Government International Bond
990,000	5.000%, 4/29/2020[f]	1,049,139
336,000	4.875%, 9/16/2023[f]	360,355
200,000	4.750%, 5/27/2026[f]	208,750
262,600	7.500%, 3/31/2030[f]	315,120
381,000	5.625%, 4/4/2042[f]	412,432
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	58,293

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Foreign Government (3.8%) - continued
$247,000	5.875%, 5/30/2022	$269,693
230,000	4.875%, 4/14/2026	230,460
258,000	4.300%, 10/12/2028	241,007
	Turkey Government International Bond
224,000	7.000%, 6/5/2020	244,928
485,000	5.125%, 3/25/2022	503,362
253,000	6.250%, 9/26/2022	274,869
353,000	5.750%, 3/22/2024	373,298
500,000	4.250%, 4/14/2026	474,570
245,000	4.875%, 10/9/2026	241,488
352,000	6.875%, 3/17/2036	395,718
228,000	6.750%, 5/30/2040	254,070
232,000	4.875%, 4/16/2043	205,738
350,000	6.625%, 2/17/2045	385,686

	Total	23,565,124

Mortgage-Backed Securities (6.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,950,000	3.000%, 7/1/2031[c]	3,028,820
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,150,000	4.000%, 7/1/2047[c]	8,569,916
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,650,000	3.000%, 7/1/2047[c]	6,639,609
10,275,000	3.500%, 7/1/2047[c]	10,550,020
8,350,000	4.000%, 7/1/2047[c]	8,775,980

	Total	37,564,345

Technology (1.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	424,200
	Apple, Inc.
217,000	2.850%, 5/6/2021	223,092
216,000	1.532%, 5/11/2022[d]	216,571
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	70,892
	Baidu, Inc.
109,000	3.000%, 6/30/2020	110,463
	Broadcom Corporation
216,000	2.375%, 1/15/2020[f]	216,300
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[f]	619,150
	Cypress Semiconductor Corporation, Convertible
400,000	4.500%, 1/15/2022[f]	488,750
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[f]	97,224
216,000	5.450%, 6/15/2023[f]	234,367
	Equinix, Inc.
675,000	5.750%, 1/1/2025	726,469
	Fidelity National Information Services, Inc.
70,000	3.625%, 10/15/2020	73,322
275,000	2.250%, 8/15/2021	272,014
	First Data Corporation
510,000	5.375%, 8/15/2023[f]	532,950
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	276,312
	Intel Corporation
160,000	1.700%, 5/19/2021	157,910
70,000	3.100%, 7/29/2022	72,511
	Intel Corporation, Convertible
520,000	3.493%, 12/15/2035[e]	679,575
	Microchip Technology, Inc., Convertible
520,000	1.625%, 2/15/2027[f]	546,650
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	920,031
450,000	3.000%, 11/15/2043	506,250
	Microsoft Corporation
216,000	2.400%, 2/6/2022	218,008
	NXP BV
565,000	3.875%, 9/1/2022[f]	588,306
	NXP Semiconductors NV, Convertible
695,000	1.000%, 12/1/2019	828,788
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,563
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	837,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	739,500
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,751

	Total	10,796,919

Transportation (0.3%)
	American Airlines Pass Through Trust
65,461	4.950%, 1/15/2023	69,716
	Avis Budget Car Rental, LLC
395,000	5.125%, 6/1/2022[f]	391,050
	Delta Air Lines, Inc.
37,907	4.950%, 5/23/2019	39,376
162,000	2.875%, 3/13/2020	164,107
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,352
	Trinity Industries, Inc., Convertible
266,000	3.875%, 6/1/2036	333,331
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	71,750
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[f]	741,131

	Total	1,881,813

Utilities (0.9%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	108,358
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,828
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	578,900
730,000	5.375%, 1/15/2023	711,750
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	107,954
	Dominion Energy, Inc.
200,000	1.600%, 8/15/2019	198,315
216,000	2.579%, 7/1/2020	217,099
	Dynegy, Inc.
700,000	7.375%, 11/1/2022	691,250
	Edison International
108,000	2.125%, 4/15/2020	108,111
	Electricite de France SA
305,000	5.250%, 1/29/2023[f,g]	312,930
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	115,897

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value
Utilities (0.9%) - continued
	Exelon Generation Company, LLC
$ 88,000	5.200%, 10/1/2019	$93,474
162,000	2.950%, 1/15/2020	164,875
	FirstEnergy Corporation
163,000	2.850%, 7/15/2022	162,441
	Fortis, Inc.
180,000	2.100%, 10/4/2021[f]	176,282
	Great Plains Energy, Inc.
162,000	2.500%, 3/9/2020	163,500
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	95,439
	NiSource Finance Corporation
216,000	5.450%, 9/15/2020	235,334
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	400,725
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	268,640
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	101,527
	Southern Company
200,000	1.850%, 7/1/2019	199,233
108,000	2.350%, 7/1/2021	107,203

	Total	5,390,065

	Total Long-Term Fixed Income (cost $305,027,255)	313,824,503

Shares	Common Stock (27.5%)
Consumer Discretionary (3.5%)
4,560	Amazon.com, Inc.[i]	4,414,080
36,410	American Axle & Manufacturing Holdings, Inc.[i]	567,996
6,300	Bandai Namco Holdings, Inc.	215,254
2,649	Bellway plc	102,795
8,558	Berkeley Group Holdings plc	359,862
14,500	Bridgestone Corporation	626,858
2,125	Bunzl plc	63,352
4,390	Burlington Stores, Inc.	403,836
748	Cie Generale des Etablissements Michelin	99,555
49,448	Comcast Corporation	1,924,516
12,200	Denso Corporation	517,745
6,846	Dollar Tree, Inc.[i]	478,672
16,710	Eutelsat Communications	426,355
9,100	General Motors Company	317,863
58,424	Harvey Norman Holdings, Ltd.[j]	171,561
8,900	Haseko Corporation	108,379
28,100	Honda Motor Company, Ltd.	769,886
17,000	Inchcape plc	167,108
1,330	Ipsos SA	49,901
15,795	Marks and Spencer Group plc	68,553
10,560	Newell Brands, Inc.	566,227
1,403	Nexity SA	81,429
2,358	Next plc	118,428
14,340	NIKE, Inc.	846,060
4,700	Nikon Corporation	75,337
11,160	Norwegian Cruise Line Holdings, Ltd.[i]	605,876
6,095	Nutrisystem, Inc.	317,245
810	Priceline Group, Inc.[i]	1,515,121
647	Publicis Groupe SA	48,223
647	Publicis Groupe SA Rights[i,k]	80
600	RTL Group SA	45,330
4,294	SES SA	100,595
14,900	Singapore Press Holdings, Ltd.	34,959
15,196	SSP Group plc	94,171
29,890	Starbucks Corporation	1,742,886
11,900	Subaru Corporation	403,506
13,000	Sumitomo Forestry Company, Ltd.	204,781
10,500	Sumitomo Rubber Industries, Ltd.	177,823
700	Swatch Group AG	51,137
26,480	Time, Inc.	379,988
13,770	Toll Brothers, Inc.	544,053
2,500	Toyoda Gosei Company, Ltd.	59,904
3,900	TV Asahi Holdings Corporation	70,455
15,610	Walt Disney Company	1,658,563
9,537	Wolters Kluwer NV	403,349
4,300	Yokohama Rubber Company, Ltd.	86,685

	Total	22,086,338

Consumer Staples (1.5%)
9,820	Altria Group, Inc.	731,295
6,600	Axfood AB	110,202
14,650	Blue Buffalo Pet Products, Inc.[i]	334,167
37,054	Coca-Cola Amatil, Ltd.	262,941
9,689	Coca-Cola HBC AG	284,945
39,320	Cott Corporation	567,781
2,371	Ebro Foods SA	54,161
5,750	Grieg Seafood ASA	40,047
1,348	Henkel AG & Company KGaA	163,289
16,955	Imperial Brands plc	761,913
1,000	Kesko Oyj	50,868
5,600	Kewpie Corporation	147,054
3,100	Kirin Holdings Company, Ltd.	63,236
7	Lindt & Spruengli AG	40,588
1,649	Nestle SA	143,822
28,500	Philip Morris International, Inc.	3,347,325
1,391	SalMar ASA	34,479
1,700	Seven & I Holdings Company, Ltd.	70,150
2,500	Suedzucker AG	52,193
11,881	Tate & Lyle plc	102,395
10,847	Unilever plc	587,020
36,470	Whole Foods Market, Inc.	1,535,752

	Total	9,485,623

Energy (1.5%)
2,438	Arch Coal, Inc.	166,515
272,069	BP plc	1,570,438
9,430	Concho Resources, Inc.[i]	1,146,028
3,232	Contura Energy, Inc.	211,696
6,053	Crescent Point Energy Corporation	46,303
23,520	Devon Energy Corporation	751,934
27,094	Ensco plc	139,805
19,940	Halliburton Company	851,637
17,811	John Wood Group plc	148,815
10,298	OMV AG	534,907
33,246	Petrofac, Ltd.	191,165
7,920	Pioneer Natural Resources Company	1,263,874
9,409	Royal Dutch Shell plc	250,185
3,220	Royal Dutch Shell plc, Class A	85,552
21,547	Royal Dutch Shell plc, Class B	578,463
5,827	Statoil ASA	96,624
3,845	TGS Nopec Geophysical Company ASA	78,889
9,351	Total SA	464,250
7,980	U.S. Silica Holdings, Inc.	283,210
29,940	WPX Energy, Inc.[i]	289,220

	Total	9,149,510

Financials (4.6%)
8,544	ABN AMRO Group NVf	226,347
2,310	Affiliated Managers Group, Inc.	383,136
22,448	Ally Financial, Inc.	469,163
200,000	Apollo Investment Corporation	1,278,000
115,400	Ares Capital Corporation	1,890,252

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.5%)	Value
Financials (4.6%) - continued
6,315	ASX, Ltd.	$260,184
20,376	Australia & New Zealand Banking Group, Ltd.	449,732
104,943	Bank of America Corporation	2,545,917
11,662	Bank of Nova Scotia	701,536
9,600	Bank of the Ozarks, Inc.	449,952
21,198	Bankia, SA	102,530
2,158	Canadian Imperial Bank of Commerce	175,379
9,000	Chiba Bank, Ltd.	65,497
5,588	CI Financial Corporation	119,103
19,060	CNP Assurances	427,826
6,434	Danske Bank AS	247,536
3,600	DBS Group Holdings, Ltd.	54,183
51,046	Direct Line Insurance Group plc	236,371
24,020	Encore Capital Group, Inc.[i]	964,403
5,500	Erste Group Bank AG	210,677
62,505	FlexiGroup, Ltd.	87,618
85,000	Fukuoka Financial Group, Inc.	405,553
4,138	Genworth MI Canada, Inc.[j]	113,852
11,230	Goldman Sachs Group, Inc.	2,491,937
120,000	Golub Capital BDC, Inc.	2,294,400
3,900	Hannover Rueckversicherung SE	468,444
2,600	Hokuhoku Financial Group, Inc.	41,589
114,805	HSBC Holdings plc	1,065,621
6,959	ING Groep NV	120,132
2,321	Intact Financial Corporation	175,328
16,420	Intercontinental Exchange, Inc.	1,082,406
5,760	Janus Henderson Group plc[i]	190,714
32,470	KeyCorp	608,488
2,604	Macquarie Group, Ltd.	177,082
110,907	Mapfre SAj	388,199
6,800	Meta Financial Group, Inc.	605,200
16,044	MetLife, Inc.	881,457
3,325	MGIC Investment Corporation[i]	37,240
13,000	Mitsubishi UFJ Financial Group, Inc.	87,686
146,300	Mizuho Financial Group, Inc.	268,237
2,300	MS and AD Insurance Group Holdings, Inc.	77,576
452	Muenchener Rueckversicherungs- Gesellschaft AG	91,464
7,429	National Bank of Canada	312,387
17,003	Nordea Bank AB	216,557
2,391	Pargesa Holding SA	182,183
22,489	Poste Italiane SPA[f]	154,207
7,328	Power Corporation of Canada	167,152
26,500	Resona Holdings, Inc.	146,381
28,400	Senshu Ikeda Holdings, Inc.	120,143
4,571	Societe Generale	246,495
18,800	Sumitomo Mitsui Trust Holdings, Inc.	675,283
6,624	Swiss Re AG	607,042
48,070	Synchrony Financial	1,433,447
9,510	TD Ameritrade Holding Corporation	408,835
1,498	TMX Group, Ltd.	81,507
11,230	Zions Bancorporation	493,109
376	Zurich Insurance Group AG	109,735

	Total	28,372,410

Health Care (2.8%)
13,290	Acadia Healthcare Company, Inc.[i]	656,260
2,896	Ansell, Ltd.	52,812
5,031	Anthem, Inc.	946,482
10,202	CAE, Inc.	175,907
13,920	Celgene Corporation[i]	1,807,790
6,220	CIGNA Corporation	1,041,166
5,367	Danaher Corporation	452,921
1,851	GlaxoSmithKline plc	39,403
17,730	GlaxoSmithKline plc ADR	764,518
13,580	Hologic, Inc.[i]	616,260
346	Le Noble Age SA	23,679
515	Lonza Group AG	111,557
23,590	Medtronic plc	2,093,613
2,973	Merck KGaA	359,730
20,581	Novartis AG	1,719,061
11,984	Novo Nordisk AS	514,920
206	Roche Holding AG-Genusschein	52,636
2,850	Teleflex, Inc.	592,116
18,799	UnitedHealth Group, Inc.	3,485,711
3,690	Waters Corporation[i]	678,370
11,520	Zimmer Biomet Holdings, Inc.	1,479,168

	Total	17,664,080

Industrials (3.1%)
84	A P Moller - Maersk AS, Class A	160,280
143	A P Moller - Maersk AS, Class B	287,932
8,465	Adecco SA	644,882
900	Aica Kogyo Company, Ltd.	27,482
4,600	Asahi Glass Company, Ltd.	194,271
31,800	ComfortDelGro Corporation, Ltd	53,116
37,030	CSX Corporation	2,020,357
5,890	Cummins, Inc.	955,476
6,000	Dai Nippon Printing Company, Ltd.	66,840
17,780	Delta Air Lines, Inc.	955,497
3,803	Deutsche Lufthansa AG	86,669
21,910	Eaton Corporation plc	1,705,255
3,610	Equifax, Inc.	496,086
9,776	Finning International, Inc.	191,630
3,400	Fuji Machine Manufacturing Company, Ltd.	49,180
30,000	GWA Group, Ltd.	72,594
2,200	Hitachi Transport System, Ltd.	51,878
244	Hochtief AG	44,793
11,906	Illinois Tool Works, Inc.	1,705,535
3,600	Inaba Denki Sangyo Company, Ltd.	136,913
52,800	ITOCHU Corporation	786,135
2,034	Jardine Matheson Holdings, Ltd.	130,583
12,400	KITZ Corporation	115,898
12,000	KONE Oyj	610,503
3,006	Koninklijke Boskalis Westminster NV	97,623
1,635	Loomis AB	58,610
8,200	Marubeni Corporation	53,125
7,930	Masonite International Corporation[i]	598,715
20,025	Meggitt plc	124,431
3,640	Middleby Corporation[i]	442,296
7,400	MIRAIT Holdings Corporation	83,234
21,000	Mitsubishi Heavy Industries, Ltd.	86,460
5,000	Mitsuboshi Belting, Ltd.	55,514
7,354	Monadelphous Group, Ltd.	79,028
11,657	National Express Group plc	55,671
8,000	Nippon Express Company, Ltd.	50,201
10,300	Nitto Kogyo Corporation	162,960
3,555	Northgate plc	20,517
7,050	Oshkosh Corporation	485,604
3,222	Philips Lighting NVf	119,012
4,664	RELX NV	96,157
11,870	Rolls-Royce Holdings plc	137,676
842,770	Rolls-Royce Holdings plc Rights[i,k]	1,098
8,000	Ryobi, Ltd.	32,635
11,370	Saia, Inc.[i]	583,281
4,800	Sanwa Holdings Corporation	50,692
795	Schindler Holding AG, Participation Certificate	168,550
627	SFS Group AGi	71,142
4,985	Siemens AG	685,708

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.5%)	Value
Industrials (3.1%) - continued
2,668	Skanska AB	$63,354
25,596	SKF AB	519,762
8,394	Smiths Group plc	174,528
63,200	Sojitz Corporation	155,578
1,540	Spirax-Sarco Engineering plc	107,404
1,135	Sulzer, Ltd.	128,663
11,240	Team, Inc.[i]	263,578
8,100	Teijin, Ltd.	156,306
3,800	Toppan Forms Company, Ltd.	39,334
6,814	Vinci SA	581,246
4,220	WABCO Holdings, Inc.[i]	538,092
2,561	Wolseley plc	157,189
2,034	WSP Global, Inc.	84,400
8,185	YIT Oyj	68,461
1,600	Yuasa Trading Company, Ltd.	48,662

	Total	19,036,282

Information Technology (4.3%)
7,743	Advanced Micro Devices, Inc.[i]	96,633
2,460	Alliance Data Systems Corporation	631,457
2,130	Alphabet, Inc., Class Ai	1,980,218
1,554	Alphabet, Inc., Class Ci	1,412,166
315	Alten SA	25,980
31,688	Apple, Inc.	4,563,706
3,300	Azbil Corporation	125,630
672	BKW FMB Energie	39,502
5,100	Canon, Inc.	173,478
7,959	Cap Gemini SA	822,187
2,996	Capital Power Corporation	56,187
27,850	Ciena Corporation[i]	696,807
45,212	Cisco Systems, Inc.	1,415,136
24,920	Cognizant Technology Solutions Corporation	1,654,688
4,470	F5 Networks, Inc.[i]	567,958
15,540	Facebook, Inc.[i]	2,346,229
22,150	Finisar Corporation[i]	575,457
11,200	FUJIFILM Holdings NPV	403,844
18,360	Juniper Networks, Inc.	511,877
19,900	Konica Minolta Holdings, Inc.	166,023
3,010	Lam Research Corporation	425,704
1,594	Micron Technology, Inc.[i]	47,597
4,800	NEC Networks & System Integration Corporation	104,461
14,070	New Relic, Inc.[i]	605,151
5,447	NVIDIA Corporation	787,418
35,250	PayPal Holdings, Inc.[i]	1,891,868
1,900	Ryosan Company, Ltd.	69,482
9,510	Salesforce.com, Inc.[i]	823,566
2,810	Seagate Technology plc	108,887
1,504	SMA Solar Technology AG	45,202
1,538	Software AG	67,457
11,492	Telefonaktiebolaget LM Ericsson	82,629
800	Tokyo Electron, Ltd.	108,154
19,560	Twitter, Inc.[i]	349,537
25,590	Visa, Inc.	2,399,830
12,902	Xilinx, Inc.	829,857

	Total	27,011,963

Materials (1.2%)
2,700	Adeka Corporation	41,251
3,756	APERAM	174,413
1,460	Ashland Global Holdings, Inc.	96,229
48,256	BHP Billiton, Ltd.	860,109
7,203	BillerudKorsnas AB	113,837
30,134	BlueScope Steel, Ltd.	305,077
3,700	Crown Holdings, Inc.[i]	220,742
22,600	Daicel Corporation	282,472
24,000	DOWA Holdings Company, Ltd.	182,040
1,340	Eagle Materials, Inc.	123,843
13,656	Evonik Industries AG	437,072
2,760	FMC Corporation	201,618
9,808	Granges AB	90,236
4,200	JSR Corporation	72,707
19,500	Kuraray Company, Ltd.	355,076
9,800	Kyoei Steel, Ltd.	162,651
22,000	Mitsubishi Chemical Holdings Corporation	183,298
3,240	Neenah Paper, Inc.	260,010
500	Nippon Shokubai Company, Ltd.	32,297
60,505	Norsk Hydro ASA	334,835
6,752	Nufarm, Ltd.	49,961
38,000	Oji Holdings Corporation	196,745
15,087	Orora, Ltd.	33,155
3,080	Packaging Corporation of America	343,081
13,500	Rengo Company, Ltd.	78,377
1,691	Rio Tinto, Ltd.	82,180
3,770	Sensient Technologies Corporation	303,598
4,491	Solvay SA	602,744
1,400	Sumitomo Seika Chemicals Company, Ltd.	68,844
6,300	Toagosei Company, Ltd.	82,176
27,466	UPM-Kymmene Oyj	783,187
4,008	Valvoline, Inc.	95,070
18,185	Verso Corporation[i]	85,288
1,600	Yamato Kogyo Company, Ltd.	41,100
10,490	Yara International ASA	394,448

	Total	7,769,767

Real Estate (4.1%)
2,300	Acadia Realty Trust	63,940
1,550	Agree Realty Corporation	71,098
8,369	Alexandria Real Estate Equities, Inc.	1,008,213
1,000	American Assets Trust, Inc.	39,390
3,000	American Campus Communities, Inc.	141,900
4,950	American Homes 4 Rent	111,722
4,123	American Tower Corporation	545,555
4,700	Apartment Investment & Management Company	201,959
5,100	Apple Hospitality REIT, Inc.	95,421
700	Armada Hoffler Properties, Inc.	9,065
3,000	AvalonBay Communities, Inc.	576,510
1,880	Bluerock Residential Growth REIT, Inc.	24,233
5,127	Boston Properties, Inc.	630,724
4,100	Brandywine Realty Trust	71,873
8,287	Brixmor Property Group, Inc.	148,172
8,980	Camden Property Trust	767,880
2,075	Care Capital Properties, Inc.	55,403
1,201	Chesapeake Lodging Trust	29,388
700	City Office REIT, Inc.	8,890
1,900	Colony Starwood Homes	65,189
1,100	Columbia Property Trust, Inc.	24,618
7,510	Cominar Real Estate Investment Trust	73,606
2,500	CoreCivic, Inc.	68,950
750	CoreSite Realty Corporation	77,648
2,300	Corporate Office Properties Trust	80,569
8,290	Cousins Properties, Inc.	72,869
5,730	Crown Castle International Corporation	574,031
5,100	CubeSmart	122,604
2,550	CyrusOne, Inc.	142,163
400	Daito Trust Construction Company, Ltd.	62,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.5%)	Value
Real Estate (4.1%) - continued
2,500	DCT Industrial Trust, Inc.	$133,600
7,400	DDR Corporation	67,118
48,100	DEXUS Property Group	350,196
4,218	DiamondRock Hospitality Company	46,187
3,836	Digital Realty Trust, Inc.	433,276
3,000	Douglas Emmett, Inc.	114,630
32,620	Duke Realty Corporation	911,729
1,700	DuPont Fabros Technology, Inc.	103,972
254	EastGroup Properties, Inc.	21,285
1,400	Education Realty Trust, Inc.	54,250
1,856	Empire State Realty Trust, Inc.	38,549
1,566	EPR Properties	112,548
2,362	Equinix, Inc.	1,013,676
2,800	Equity Commonwealth[i]	88,480
2,000	Equity Lifestyle Properties, Inc.	172,680
10,890	Equity Residential	716,889
1,630	Essex Property Trust, Inc.	419,350
3,100	Extra Space Storage, Inc.	241,800
1,700	Federal Realty Investment Trust	214,863
3,300	FelCor Lodging Trust, Inc.	23,793
3,400	First Industrial Realty Trust, Inc.	97,308
5,042	Forest City Realty Trust, Inc.	121,865
4,200	Gaming and Leisure Properties, Inc.	158,214
32,827	General Growth Properties, Inc.	773,404
2,850	GEO Group, Inc.	84,275
4,280	Gramercy Property Trust	127,159
13,316	H&R Real Estate Investment Trust	226,109
9,900	HCP, Inc.	316,404
2,900	Healthcare Realty Trust, Inc.	99,035
4,300	Healthcare Trust of America, Inc.	133,773
3,400	Highwoods Properties, Inc.	172,414
3,700	Hospitality Properties Trust	107,855
17,411	Host Hotels & Resorts, Inc.	318,099
3,850	Hudson Pacific Properties, Inc.	131,632
54,000	Hysan Development Company, Ltd.	257,709
3,300	Invitation Homes, Inc.	71,379
5,300	Iron Mountain, Inc.	182,108
2,300	Kilroy Realty Corporation	172,845
8,944	Kimco Realty Corporation	164,122
1,400	Kite Realty Group Trust	26,502
1,569	Lamar Advertising Company	115,431
2,600	LaSalle Hotel Properties	77,480
3,400	Liberty Property Trust	138,414
1,091	Life Storage, Inc.	80,843
3,250	Macerich Company	188,695
2,000	Mack-Cali Realty Corporation	54,280
7,300	Medical Properties Trust, Inc.	93,951
2,599	Mid-America Apartment Communities, Inc.	273,883
1,500	National Health Investors, Inc.	118,800
4,500	National Retail Properties, Inc.	175,950
653	National Storage Affiliates Trust	15,091
83,508	New World Development Company, Ltd.	105,854
3,450	Omega Healthcare Investors, Inc.	113,919
2,800	Outfront Media, Inc.	64,736
573	Parkway, Inc.	13,116
1,400	Pebblebrook Hotel Trust	45,136
7,250	Physicians Realty Trust	146,015
900	Piedmont Office Realty Trust, Inc.	18,972
17,453	Prologis, Inc.	1,023,444
4,582	Public Storage, Inc.	955,484
1,123	QTS Realty Trust, Inc.	58,767
2,060	Quality Care Properties, Inc.[i]	37,719
1,700	Ramco-Gershenson Properties Trust	21,930
5,443	Realty Income Corporation	300,345
4,060	Regency Centers Corporation	254,318
2,500	Retail Opportunity Investments Corporation	47,975
4,100	Retail Properties of America, Inc.	50,061
3,688	RLJ Lodging Trust	73,281
17,000	Road King Infrastructure, Ltd.	20,985
1,000	Road King Infrastructure, Ltd., Rights[i,k]	0
1,000	Ryman Hospitality Properties	64,010
1,200	Sabra Health Care REIT, Inc.	28,920
3,675	Senior Housing Property Trust	75,117
9,400	Simon Property Group, Inc.	1,520,544
2,300	SL Green Realty Corporation	243,340
9,800	Spirit Realty Capital, Inc.	72,618
700	STAG Industrial, Inc.	19,320
82,471	Stockland	277,341
4,956	Store Capital Corporation	111,262
4,298	Summit Hotel Properties, Inc.	80,158
1,950	Sun Communities, Inc.	170,995
14,000	Sun Hung Kai Properties, Ltd.	205,662
4,955	Sunstone Hotel Investors, Inc.	79,875
1,879	Tanger Factory Outlet Centers, Inc.	48,816
1,500	Taubman Centers, Inc.	89,325
5,900	UDR, Inc.	229,923
250	Uniti Group, Inc.	6,285
2,000	Urban Edge Properties	47,460
500	Urstadt Biddle Properties, Inc.	9,900
8,050	Ventas, Inc.	559,314
22,209	VEREIT, Inc.	180,781
6,040	Vornado Realty Trust	567,156
2,400	Washington Prime Group, Inc.	20,088
500	Washington REIT	15,950
2,700	Weingarten Realty Investors	81,270
8,089	Welltower, Inc.	605,462
8,000	Wheelock and Company, Ltd.	60,341
40,700	Wing Tai Holdings, Ltd.	58,849
1,500	WP Carey, Inc.	99,015
2,500	Xenia Hotels & Resorts, Inc.	48,425

	Total	25,349,380

Telecommunications Services (0.4%)
8,239	Elisa Oyj	319,609
7,884	Freenet AG	251,521
28,951	Inmarsat plc	290,356
120,060	KCOM Group plc	139,172
12,000	Nippon Telegraph & Telephone Corporation	566,449
8,300	NTT DOCOMO, Inc.	196,301
140,273	PCCW, Ltd.	79,719
12,823	Proximus SA	448,798
15,582	TDC AS	90,615
12,200	Telefonica Deutschland Holding AG	61,012
7,936	Telenor ASA	131,660

	Total	2,575,212

Utilities (0.5%)
2,674	ATCO, Ltd.	104,564
2,677	Canadian Utilities, Ltd.	86,020
146,968	Centrica plc	383,185
99,021	Electricidade de Portugal SA	323,920
416	Elia System Operator SA	23,543
17,558	Endesa SAj	405,039
23,669	MDU Resources Group, Inc.	620,128
12,600	New Jersey Resources Corporation	500,220
87,000	Osaka Gas Company, Ltd.	356,251
34,332	Redes Energeticas Nacionais SGPS SA	107,556

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.5%)	Value
Utilities (0.5%) - continued
2,148	Verbund AG	$40,970

	Total	2,951,396

	Total Common Stock (cost $151,674,720)	171,451,961

	Preferred Stock (2.3%)
Consumer Non-Cyclical (0.2%)
31,200	CHS, Inc., 7.100%[g]	917,904

	Total	917,904

Consumer Staples (0.2%)
4,500	Bunge, Ltd., Convertible, 4.875%[g]	469,125
26,000	CHS, Inc., 6.750%[g]	735,280
2,049	Henkel AG & Company KGaA, 1.470%	282,545

	Total	1,486,950

Energy (<0.1%)
2,401	Alpha Natural Resources, Inc., 0.000%[i]	45,019
2,401	ANR Holdings, Inc., 0.000%[i]	7,203

	Total	52,222

Financials (1.6%)
6,475	Agribank FCB, 6.875%[g]	707,394
39,710	Annaly Capital Management, Inc., 7.500%[g]	1,012,208
37,225	Citigroup, Inc., 6.875%[g]	1,101,488
26,020	Citigroup, Inc., 7.542%[d]	675,999
8,650	Cobank ACB, 6.250%*,g	899,059
7,350	Federal National Mortgage Association, 0.000%[g,i]	42,336
46,050	GMAC Capital Trust I, 6.967%[d]	1,206,510
30,800	Goldman Sachs Group, Inc., 5.500%[g]	867,020
13,620	Morgan Stanley, 6.875%[g]	398,930
22,200	Morgan Stanley, 7.125%[g]	658,008
15,500	PNC Financial Services Group, Inc., 6.125%[g]	458,800
28,000	U.S. Bancorp, 6.500%[g]	831,320
1,012	Wells Fargo & Company, Convertible, 7.500%[g]	1,326,843

	Total	10,185,915

Health Care (0.2%)
810	Allergan plc, Convertible, 5.500%	700,650
8,355	Becton Dickinson and Company, Convertible, 6.125%	457,687

	Total	1,158,337

Industrials (0.1%)
4,060	Stanley Black & Decker, Inc., Convertible, 5.375%	445,463

	Total	445,463

	Total Preferred Stock (cost $13,187,467)	14,246,791

	Registered Investment Companies (2.1%)
Equity Funds/Exchange Traded Funds (1.6%)
256,500	Alerian MLP ETF	3,067,740
8,580	iShares MSCI EAFE Index Fund	559,416
46,370	Materials Select Sector SPDR Fund	2,495,170
7,870	Powershares S&P SmallCap Information Technology Portfolio	582,222
30,530	Utilities Select Sector SPDR Fund	1,586,339
25,000	Vanguard High Dividend Yield ETF	1,954,000

	Total	10,244,887

Fixed Income Funds/Exchange Traded Funds (0.5%)
24,600	iShares S&P U.S. Preferred Stock Index Fund	963,582
19,065	PowerShares Senior Loan Portfolio	441,164
24,825	Vanguard Short-Term Corporate Bond ETF	1,986,993

	Total	3,391,739

	Total Registered Investment Companies (cost $13,827,835)	13,636,626

	Collateral Held for Securities Loaned (0.2%)
1,140,232	Thrivent Cash Management Trust	1,140,232

	Total Collateral Held for Securities Loaned (cost $1,140,232)	1,140,232

Shares or Principal Amount	Short-Term Investments (11.8%)[l]
	Federal Home Loan Bank Discount Notes
100,000	0.910%, 7/19/2017[m]	99,955
200,000	1.030%, 8/11/2017[m]	199,779
1,300,000	1.035%, 9/27/2017[m]	1,296,801
	Thrivent Core Short-Term Reserve Fund
7,177,643	1.240%	71,776,433

	Total Short-Term Investments (cost $73,372,864)	73,372,968

	Total Investments (cost $639,888,771) 107.1%	$668,895,631

	Other Assets and Liabilities, Net (7.1%)	(44,595,091)

	Total Net Assets 100.0%	$624,300,540

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $79,816,704 or 12.8% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of June 30, 2017 was $22,752,927 or 3.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$949,713
ALM XI Ltd., 10/17/2026	4/28/2017	1,100,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	285,244
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,400,347
CLUB Credit Trust, 4/17/2023	6/14/2017	824,996
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	870,375
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	666,105
Digicel, Ltd., 4/15/2021	6/9/2014	775,363
GCAT, LLC, 3/25/2047	3/22/2017	1,168,820
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	538,913
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,450,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	999,803
Marlette Funding Trust, 1/17/2023	7/20/2016	785,599
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	179,327
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	737,260
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	649,999
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	894,801
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	798,256
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	888,983
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,056,463
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	750,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	243,843
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	385,329
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,007,054
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	178,052
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,225,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 30, 2017:

Securities Lending Transactions

Common Stock	$1,074,855

Total lending	$1,074,855
Gross amount payable upon return of collateral for securities loaned	$1,140,232

Net amounts due to counterparty	$65,377

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Basic Materials (1.8%)
	Arch Coal, Inc., Term Loan
$ 314,213	5.226%, 3/7/2024	$313,559
	Chemours Company, Term Loan
424,783	3.570%, 5/12/2022	425,952
	Contura Energy, Inc., Term Loan
578,550	6.230%, 3/17/2024	561,193
	Ineos Finance, LLC, Term Loan
760,751	3.976%, 3/31/2022[b,c]	761,862
	Peabody Energy Corporation, Term Loan
164,588	5.726%, 3/31/2022	164,217
	Tronox Pigments BV, Term Loan
679,383	4.796%, 3/19/2020	682,780

	Total	2,909,563

Capital Goods (2.4%)
	Advanced Disposal Services, Inc., Term Loan
580,703	3.939%, 11/10/2023	582,468
	Berry Plastics Corporation, Term Loan
410,000	3.367%, 2/8/2020	409,885
150,000	3.367%, 1/6/2021	149,913
538,650	3.617%, 1/19/2024	538,424
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,085,000	5.226%, 11/30/2023	1,088,613
	Reynolds Group Holdings, Inc., Term Loan
347,380	4.226%, 2/5/2023	347,633
	Sterigenics-Nordion Holdings, LLC, Term Loan
738,150	4.226%, 5/15/2022	735,382

	Total	3,852,318

Communications Services (10.8%)
	Altice Financing SA, Term Loan
290,000	3.908%, 7/15/2025	289,002
	Altice US Finance I Corporation, Term Loan
365,000	3.466%, 7/14/2025	361,350
	Atlantic Broadband Penn, LLC, Term Loan
75,278	3.726%, 11/30/2019	75,310
	Beasley Broadcast Group, Inc., Term Loan
272,264	7.226%, 11/1/2023	274,987
	Birch Communication Inc., Term Loan
395,378	8.550%, 7/18/2020	281,379
	CBS Radio, Inc., Term Loan
382,781	4.716%, 10/17/2023	383,259
	Cengage Learning Acquisitions, Term Loan
561,342	5.339%, 6/7/2023	529,127
	CenturyLink, Inc., Term Loan
495,000	3.959%, 1/31/2025	489,090
	Charter Communications Operating, LLC, Term Loan
54,715	3.230%, 7/1/2020	54,859
54,715	3.230%, 1/3/2021	54,852
471,420	0.000%, 1/15/2024[b,c]	472,923
	Cincinnati Bell, Inc., Term Loan
150,727	4.051%, 9/10/2020	151,744
	Coral-US Co-Borrower, LLC, Term Loan
870,000	4.726%, 11/19/2024	871,636
	CSC Holdings, LLC, Term Loan
485,000	3.459%, 7/17/2025	481,241
	FairPoint Communications, Inc., Term Loan
429,226	7.500%, 2/14/2019	429,317
	Gray Television, Inc., Term Loan
492,525	3.551%, 2/7/2024	494,372
	Hargray Merger Subsidiary Corporation, Term Loan
230,000	4.226%, 3/24/2024	230,216
	Intelsat Jackson Holdings SA, Term Loan
160,000	4.000%, 6/30/2019	158,525
	Level 3 Financing, Inc., Term Loan
1,025,000	3.466%, 2/22/2024	1,026,927
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.658%, 1/7/2022	717,148
145,000	7.908%, 7/7/2023	144,275
	LTS Buyer, LLC, Term Loan
665,699	4.546%, 4/13/2020	667,696
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,063,826	5.226%, 5/4/2022	1,045,039
	Mediacom Illinois, LLC, Term Loan
259,350	3.440%, 2/15/2024	259,998
	NEP/NCP Holdco, Inc., Term Loan
742,347	4.476%, 1/22/2020	742,117
760,000	0.000%, 7/21/2022[b,c]	759,764
	New LightSquared, Term Loan
169,154	19.939%, 12/7/2020	163,959
	SBA Senior Finance II, LLC, Term Loan
727,500	3.480%, 3/24/2021	728,686
215,600	3.480%, 6/10/2022	215,654
	SFR Group SA, Term Loan
265,000	3.944%, 6/22/2025	262,599
	Sprint Communications, Inc., Term Loan
1,062,338	3.750%, 2/2/2024	1,062,114
	TNS, Inc., Term Loan
50,956	5.230%, 2/15/2020	51,300
	Univision Communications, Inc., Term Loan
244,577	3.976%, 3/15/2024	239,583
	Virgin Media Bristol, LLC, Term Loan
550,000	3.909%, 1/31/2025	549,863
	WideOpenWest Finance, LLC, Term Loan
950,000	0.000%, 8/6/2023[b,c]	948,385
918,063	4.702%, 8/19/2023	916,502
	Zayo Group, LLC, Term Loan
521,923	3.716%, 1/19/2024	522,142

	Total	17,106,940

Consumer Cyclical (3.1%)
	Amaya Holdings BV, Term Loan
621,008	4.796%, 8/1/2021	621,573
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	3.960%, 7/29/2021	249,660

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Consumer Cyclical (3.1%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$ 131,983	4.726%, 9/15/2020	$130,912
	Eldorado Resorts, Inc., Term Loan
249,375	3.375%, 4/17/2024	247,193
	Four Seasons Hotels, Ltd., Term Loan
598,496	3.726%, 11/30/2023	601,985
	Golden Nugget, Inc., Term Loan
280,695	4.710%, 11/21/2019	283,328
	Golden Nugget, Inc., Term Loan Delayed Draw
120,298	4.680%, 11/21/2019	121,426
	IMG Worldwide, Inc., Term Loan
150,000	8.476%, 5/6/2022	151,687
	KAR Auction Services, Inc., Term Loan
270,000	3.813%, 3/9/2023	271,688
	Michaels Stores, Inc., Term Loan
322,326	3.938%, 1/28/2023	321,320
	Mohegan Tribal Gaming Authority, Term Loan
552,549	5.226%, 10/13/2023[b,c]	558,246
	Scientific Games International, Inc., Term Loan
1,231,913	5.108%, 10/1/2021	1,243,382
	Seminole Hard Rock Entertainment, Inc., Term Loan
116,364	4.046%, 5/14/2020	116,437

	Total	4,918,837

Consumer Non-Cyclical (4.9%)
	Air Medical Group Holdings, Inc., Term Loan
955,000	0.000%, 4/28/2022[b,c]	949,747
319,275	5.159%, 4/28/2022	317,519
	Albertson’s, LLC, Term Loan
411,786	0.000%, 12/21/2022[b,c]	406,923
610,839	0.000%, 6/22/2023[b,c]	603,460
	CHS/Community Health Systems, Inc., Term Loan
605,193	4.210%, 1/27/2021	603,868
	Endo Luxembourg Finance Company I SARL., Term Loan
400,000	5.500%, 4/27/2024	403,500
	Grifols Worldwide Operations USA, Inc., Term Loan
443,887	3.436%, 1/23/2025	444,185
	JBS USA LUX SA, Term Loan
1,037,400	5.750%, 10/30/2022[b,c]	1,010,428
	MPH Acquisition Holdings, LLC, Term Loan
508,389	4.296%, 6/7/2023	507,992
	Ortho-Clinical Diagnostics, Inc., Term Loan
430,913	5.046%, 6/30/2021	428,134
	Revlon Consumer Products Corporation, Term Loan
487,547	4.726%, 9/7/2023	454,150
	Valeant Pharmaceuticals International, Inc., Term Loan
1,588,111	5.830%, 4/1/2022	1,608,963

	Total	7,738,869

Energy (0.7%)
	Houston Fuel Oil Terminal, LLC, Term Loan
660,915	4.550%, 8/19/2021[b,c]	655,132
	McJunkin Red Man Corporation, Term Loan
137,246	5.226%, 11/9/2019	138,001
	MEG Energy Corporation, Term Loan
284,288	4.696%, 12/31/2023	276,649
	Pacific Drilling SA, Term Loan
244,800	4.750%, 6/3/2018	111,078

	Total	1,180,860

Financials (1.6%)
	ASP AMC Merger Sub, Inc., Term Loan
850,676	4.796%, 4/13/2024	841,105
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
415,000	3.962%, 3/20/2022	417,428
	Colorado Buyer, Inc., Term Loan
135,000	4.170%, 5/1/2024	135,169
80,000	8.420%, 5/1/2025	80,450
	Digicel International Finance, Ltd., Term Loan
265,000	4.940%, 5/10/2024	266,574
	MoneyGram International, Inc., Term Loan
397,119	4.546%, 3/28/2020	396,952
	TransUnion, LLC, Term Loan
348,203	3.726%, 4/26/2022	350,192

	Total	2,487,870

Technology (3.2%)
	Accudyne Industries, LLC, Term Loan
221,712	4.226%, 12/13/2019	219,737
	Dell International, LLC, Term Loan
174,563	3.730%, 9/7/2023	175,144
	First Data Corporation, Term Loan
1,165,000	3.716%, 4/26/2024	1,164,581
	Harland Clarke Holdings Corporation, Term Loan
330,575	7.296%, 12/31/2021	331,815
340,811	6.796%, 2/9/2022	340,896
	Micron Technologies, Inc., Term Loan
214,459	3.800%, 4/9/2023	216,022
	ON Semiconductor Corporation, Term Loan
170,630	3.476%, 3/31/2023	170,707
	Rackspace Hosting, Inc., Term Loan
590,000	0.000%, 11/3/2023[b,c]	589,445
	RP Crown Parent, LLC, Term Loan
447,750	4.726%, 10/12/2023	450,150
	Western Digital Corporation, Term Loan
945,250	3.976%, 4/29/2023	948,445
	Xerox Business Services, LLC, Term Loan
533,659	5.226%, 12/7/2023	539,663

	Total	5,146,605

Transportation (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
965,000	5.726%, 5/18/2023	961,381
	OSG Bulk Ships, Inc., Term Loan
416,979	5.430%, 8/5/2019	395,088

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

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Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Transportation (1.1%) - continued
	XPO Logistics, Inc., Term Loan
$450,000	3.405%, 10/30/2021	$450,837

	Total	1,807,306

Utilities (0.8%)
	Calpine Corporation, Term Loan
769,114	4.050%, 1/15/2024	767,314
	Intergen NV, Term Loan
205,314	5.800%, 6/13/2020	204,887
	Talen Energy Supply, LLC, Term Loan
314,125	5.226%, 7/6/2023	290,764

	Total	1,262,965

	Total Bank Loans (cost $48,654,139)	48,412,133

	Long-Term Fixed Income (60.2%)
Asset-Backed Securities (5.5%)
	ALM XI Ltd.
300,000	4.342%, 10/17/2026, Ser. 2014-11A, Class CR*,d	299,989
	Apidos CLO XVIII
200,000	4.403%, 7/22/2026, Ser. 2014-18A, Class CR*,d	200,179
	Asset Backed Securities Corporation Home Equity Loan Trust
158,119	1.356%, 7/25/2036, Ser. 2006-HE5, Class A4[d]	151,393
	Bear Stearns ARM Trust
224,461	3.046%, 1/25/2034, Ser. 2003-8, Class 5A	218,410
	BlueMountain CLO, Ltd.
425,000	4.358%, 10/15/2026, Ser. 2014-3A, Class CR*,d	424,994
	CLUB Credit Trust
250,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	250,396
	Credit Based Asset Servicing and Securitization, LLC
101,472	3.390%, 12/25/2036, Ser. 2006-CB2, Class AF2[e]	80,789
	DRB Prime Student Loan Trust
220,023	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	219,988
	Earnest Student Loan Program, LLC
212,413	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	212,581
	First Horizon ABS Trust
90,703	1.376%, 10/25/2034, Ser. 2006-HE1, Class Ad,g	88,916
	FRS, LLC
54,654	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	54,090
	GMAC Mortgage Corporation Loan Trust
182,415	1.716%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	176,260
36,074	3.582%, 9/19/2035, Ser. 2005-AR5, Class 5A1	33,347
	GSAA Home Equity Trust
285,476	1.486%, 7/25/2037, Ser. 2007-7, Class A4[d]	262,319
	Impac CMB Trust
174,741	1.736%, 4/25/2035, Ser. 2005-2, Class 1A1[d]	161,307
31,147	1.856%, 8/25/2035, Ser. 2005-5, Class A1[d]	28,003
	J.P. Morgan Mortgage Acquisition Trust
132,200	4.452%, 3/25/2047, Ser. 2007-HE1, Class AF4[e]	97,917
	Lehman XS Trust
153,083	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Be	131,186
	Lendmark Funding Trust
300,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Af	299,939
	Madison Park Funding XIV, Ltd.
425,000	4.406%, 7/20/2026, Ser. 2014-14A, Class DR*,d	424,993
	Mariner Finance Issuance Trust
300,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	302,334
	Marlette Funding Trust
157,168	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	157,876
300,199	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	301,281
	Merrill Lynch Mortgage Investors Trust
249,112	3.126%, 6/25/2035, Ser. 2005-A5, Class M1	176,196
	MLCC Mortgage Investors, Inc.
88,555	1.876%, 9/25/2029, Ser. 2004-D, Class A1[d]	88,052
	Murray Hill Marketplace Trust
46,701	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	47,120
	NCF Dealer Floorplan Master Trust
150,000	4.462%, 3/21/2022, Ser. 2016-1A, Class A*,d	149,158
	NRZ Advance Receivables Trust Advance Receivables Backed
150,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	148,826
	Octagon Investment Partners XX, Ltd.
275,000	4.731%, 8/12/2026, Ser. 2014-1A, Class DR*,d	274,990
	Preston Ridge Partners Mortgage Trust, LLC
177,390	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,e	176,993
203,364	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,e	204,491
	Pretium Mortgage Credit Partners, LLC
296,542	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[e,f]	297,015
	Renaissance Home Equity Loan Trust
232,079	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[e]	147,306
185,531	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[e]	100,100
	SoFi Consumer Loan Program, LLC
182,085	3.050%, 12/26/2025, Ser. 2016-3, Class Af	183,790
167,814	3.280%, 1/26/2026, Ser. 2017-1, Class Af	169,996

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Asset-Backed Securities (5.5%) - continued
	Upstart Securitization Trust
$330,000	2.639%, 6/20/2024, Ser. 2017-1, Class A*	$329,919
	US Residential Opportunity Fund Trust
218,925	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,e	220,406
	Vericrest Opportunity Loan Transferee
203,276	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[f]	203,453
210,928	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[e,f]	211,759
140,478	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	140,575
304,023	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	303,798
	Voya CLO 4, Ltd.
350,000	4.305%, 10/14/2026, Ser. 2014-4A, Class CR*,c,d	350,000
	Wachovia Asset Securitization, Inc.
275,713	1.356%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	236,576

	Total	8,739,006

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
175,000	6.750%, 9/30/2024[f]	189,875
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[f]	75,665
200,000	4.750%, 4/10/2027[f]	205,460
	ArcelorMittal SA
120,000	6.000%, 3/1/2021	129,150
	BWAY Holding Company
175,000	5.500%, 4/15/2024[f]	178,719
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	189,000
	Dow Chemical Company
24,000	8.550%, 5/15/2019	26,882
	EI du Pont de Nemours & Company
74,000	2.200%, 5/1/2020	74,396
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	133,250
	FMG Resources Property, Ltd.
185,000	5.125%, 5/15/2024[f]	185,000
	INEOS Group Holdings SA
250,000	5.625%, 8/1/2024[f]	257,813
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	40,470
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	27,182
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	99,888
	Sherwin-Williams Company
74,000	2.250%, 5/15/2020	74,160
	Steel Dynamics, Inc.
155,000	5.000%, 12/15/2026	159,069
	Vale Overseas, Ltd.
38,000	5.875%, 6/10/2021	40,793
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[f]	60,961

	Total	2,147,733

Capital Goods (1.4%)
	AECOM
260,000	5.875%, 10/15/2024	282,750
	Bombardier, Inc.
160,000	7.500%, 3/15/2025[f]	166,000
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[f]	187,250
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	137,962
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	57,885
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	204,508
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	125,700
	General Electric Company
199,000	5.000%, 1/21/2021[h]	211,219
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	80,850
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,477
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[f]	163,912
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[f]	249,300
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	57,086
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,067
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,505
	Textron Financial Corporation
25,000	2.917%, 2/15/2042[d,f]	21,563
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	178,075

	Total	2,254,109

Collateralized Mortgage Obligations (6.7%)
	AJAX Mortgage Loan Trust
274,947	3.470%, 4/25/2057, Ser. 2017-A, Class A*,e	274,448
	Alternative Loan Trust
254,787	5.750%, 4/25/2047, Ser. 2007-6, Class A4	223,827
	American Home Mortgage Assets Trust
112,309	1.692%, 9/25/2046, Ser. 2006-2, Class 1A1[d]	92,487
195,493	1.406%, 12/25/2046, Ser. 2006-6, Class A1Ad	153,733
	Angel Oak Mortgage Trust
68,354	4.500%, 11/25/2045, Ser. 2015-1, Class A*,e	68,444
	Bayview Opportunity Master Fund Trust
120,478	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[f]	119,949
	Bear Stearns Adjustable Rate Mortgage Trust
131,324	2.830%, 10/25/2035, Ser. 2005-9, Class A1[d]	128,780
	Bear Stearns ALT-A Trust
102,733	3.490%, 10/25/2033, Ser. 2003-3, Class 5A	101,652
72,446	3.494%, 6/25/2034, Ser. 2004-5, Class 3A1	73,055

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Collateralized Mortgage Obligations (6.7%) - continued
	Bear Stearns ARM Trust
$145,588	3.570%, 2/25/2035, Ser. 2004-12, Class 3A1	$145,138
	ChaseFlex Trust
308,999	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	298,967
	CHL Mortgage Pass-Through Trust
172,196	6.000%, 4/25/2037, Ser. 2007-3, Class A18	147,670
	CitiMortgage Alternative Loan Trust
218,149	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	190,153
	COLT Mortgage Loan Trust
162,204	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	163,810
	Countrywide Alternative Loan Trust
240,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	227,035
6,786	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	6,766
121,986	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	108,229
129,545	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	124,886
218,899	1.732%, 12/25/2035, Ser. 2005-69, Class A1[d]	197,105
46,799	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	44,228
66,982	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	64,434
148,804	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	123,932
	Countrywide Asset-Backed Certificates
199,049	1.716%, 7/25/2034, Ser. 2004-2, Class 3A4[d]	185,301
	CSMC Mortgage-Backed Trust
97,091	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	94,054
182,329	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	166,705
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
103,758	1.502%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	96,079
	First Horizon Alternative Mortgage Securities Trust
175,983	3.219%, 7/25/2035, Ser. 2005-AA5, Class 2A1	168,601
	GCAT, LLC
334,575	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,e	333,865
	GMAC Mortgage Corporation Loan Trust
109,446	3.662%, 5/25/2035, Ser. 2005-AR2, Class 4A	102,893
	HarborView Mortgage Loan Trust
85,575	3.523%, 12/19/2035, Ser. 2005-14, Class 3A1A	82,813
	IndyMac INDA Mortgage Loan Trust
138,654	3.177%, 8/25/2036, Ser. 2006-AR1, Class A1	131,464
	IndyMac INDX Mortgage Loan Trust
158,995	1.856%, 7/25/2045, Ser. 2005-16IP, Class A1[d]	146,103
167,036	1.426%, 4/25/2046, Ser. 2006-AR2, Class 1A1Bd	146,810
	J.P. Morgan Alternative Loan Trust
116,106	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	105,275
	J.P. Morgan Mortgage Trust
93,851	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	97,859
54,360	3.087%, 6/25/2035, Ser. 2005-A3, Class 4A1	54,814
64,422	3.177%, 6/25/2035, Ser. 2005-A3, Class 3A4	64,324
80,731	3.198%, 7/25/2035, Ser. 2007-A1, Class 2A1	79,723
122,960	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	122,736
176,738	3.355%, 6/25/2036, Ser. 2006-A4, Class 2A2	159,496
171,560	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	158,624
	MASTR Alternative Loans Trust
70,356	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	71,473
	Merrill Lynch Mortgage Investors, Inc.
109,473	3.126%, 6/25/2035, Ser. 2005-A5, Class A9	107,287
	Mill City Mortgage Loan Trust
330,985	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	333,630
	Morgan Stanley Mortgage Loan Trust
95,502	3.188%, 11/25/2035, Ser. 2005-6AR, Class 5A1	75,548
	MortgageIT Trust
163,293	1.476%, 12/25/2035, Ser. 2005-5, Class A1[d]	152,650
	Popular ABS Mortgage Pass-Through Trust
253,000	4.189%, 11/25/2035, Ser. 2005-5, Class AF4[e]	249,603
	Pretium Mortgage Credit Partners I, LLC
177,797	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,e	178,927
	Pretium Mortgage Credit Partners, LLC
312,137	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,e	313,311
	Provident Funding Mortgage Loan Trust
181,664	3.262%, 4/25/2034, Ser. 2004-1, Class 1A1	181,578
	Residential Accredit Loans, Inc. Trust
164,367	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	161,855
241,896	1.966%, 6/25/2035, Ser. 2005-QS7, Class A3[d]	198,585
102,117	4.110%, 9/25/2035, Ser. 2005-QA10, Class A31	86,620
	Sequoia Mortgage Trust
151,413	1.832%, 11/20/2034, Ser. 2004-10, Class A1Ad	142,895

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Collateralized Mortgage Obligations (6.7%) - continued
	Structured Adjustable Rate Mortgage Loan Trust
	3.121%, 1/25/2035, Ser.
$133,064	2004-19, Class 2A2	$125,063
	Structured Asset Mortgage Investments, Inc.
	1.526%, 12/25/2035, Ser.
319,503	2005-AR4, Class A1[d]	272,520
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
64,221	2015-NPL1, Class A*,e	64,332
	3.844%, 7/16/2047, Ser.
46,446	2016-NPL1, Class A*,e	46,479
	WaMu Mortgage Pass Through Certificates
	5.000%, 11/25/2018, Ser.
73,519	2003-S12, Class 3A	74,312
	2.925%, 8/25/2036, Ser.
146,778	2006-AR8, Class 3A2	134,203
	2.937%, 10/25/2036, Ser.
95,170	2006-AR12, Class 1A1	91,364
	2.708%, 11/25/2036, Ser.
187,060	2006-AR14, Class 1A1	177,618
	2.567%, 1/25/2037, Ser.
167,737	2006-AR18, Class 1A1	150,607
	2.887%, 8/25/2046, Ser.
29,514	2006-AR8, Class 1A1	26,976
	1.692%, 9/25/2046, Ser.
219,057	2006-AR11, Class 1Ad	184,935
	1.612%, 10/25/2046, Ser.
379,840	2006-AR13, Class 1Ad	338,874
	1.462%, 1/25/2047, Ser.
120,396	2006-AR19, Class 1A1Ad	112,539
	1.472%, 1/25/2047, Ser.
128,065	2006-AR19, Class 1Ad	103,303
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.482%, 2/25/2047, Ser.
168,044	2007-OA3, Class 2Ad	127,999
	Wells Fargo Mortgage Backed Securities Trust
	3.107%, 3/25/2036, Ser.
125,256	2006-AR2, Class 2A1	126,100
	3.194%, 4/25/2036, Ser.
56,611	2006-AR8, Class 2A4	56,853
	5.500%, 4/25/2036, Ser.
227,216	2006-4, Class 2A2	223,356
	3.076%, 10/25/2036, Ser.
148,167	2006-AR14, Class 2A3	139,245
	6.000%, 7/25/2037, Ser.
203,765	2007-8, Class 1A16	204,938
	6.000%, 7/25/2037, Ser.
114,031	2007-10, Class 1A1	112,832

	Total	10,724,677

Communications Services (2.5%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[f]	141,750
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	199,631
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	22,406
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,405
	AT&T, Inc.
29,000	5.875%, 10/1/2019	31,386
38,000	5.200%, 3/15/2020	40,829
30,000	2.226%, 6/30/2020[d]	30,393
105,000	2.800%, 2/17/2021	106,105
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	36,245
	CBS Corporation
58,000	2.500%, 2/15/2023[c]	57,318
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[f]	197,950
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	97,200
	Charter Communications Operating, LLC
67,000	3.579%, 7/23/2020	69,231
17,000	4.464%, 7/23/2022	18,111
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	251,786
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	127,350
	Comcast Corporation
76,000	1.625%, 1/15/2022	73,887
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,940
200,000	5.250%, 1/15/2023	222,141
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[f]	21,150
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	177,187
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	159,239
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[f]	204,000
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	74,520
	Intelsat Jackson Holdings SA
260,000	8.000%, 2/15/2024[f]	280,150
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,315
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[f]	138,431
	Nexstar Escrow Corporation
235,000	5.625%, 8/1/2024[f]	237,938
	Orange SA
60,000	1.625%, 11/3/2019	59,480
	SFR Group SA
120,000	6.000%, 5/15/2022[f]	125,550
	Sprint Corporation
165,000	7.625%, 2/15/2025	189,956
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,318
	Time Warner, Inc.
38,000	4.875%, 3/15/2020	40,614
	Verizon Communications, Inc.
55,000	1.375%, 8/15/2019	54,514
40,000	4.500%, 9/15/2020	42,726
86,000	2.946%, 3/15/2022[f]	86,588
	Viacom, Inc.
75,000	4.250%, 9/1/2023	78,284

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Communications Services (2.5%) - continued
	Virgin Media Secured Finance plc
$170,000	5.250%, 1/15/2026[f]	$176,938

	Total	4,005,962

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[f]	251,125
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	57,121
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[f]	49,805
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[f]	243,225
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	81,725
	CVS Health Corporation
38,000	2.750%, 12/1/2022	38,043
	eBay, Inc.
35,000	2.500%, 3/9/2018	35,203
	Ford Motor Credit Company, LLC
75,000	2.262%, 3/28/2019	75,207
50,000	2.597%, 11/4/2019	50,335
57,000	3.336%, 3/18/2021	58,095
	General Motors Financial Company, Inc.
50,000	3.150%, 1/15/2020	50,854
57,000	2.650%, 4/13/2020	57,261
57,000	4.375%, 9/25/2021	60,302
38,000	3.150%, 6/30/2022	37,839
	GLP Capital, LP
120,000	4.875%, 11/1/2020	127,950
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,525
	Hyundai Capital America
38,000	2.550%, 4/3/2020[f]	37,902
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[f]	80,080
	KB Home
71,000	4.750%, 5/15/2019	73,130
	L Brands, Inc.
77,000	6.625%, 4/1/2021	85,277
	Lennar Corporation
150,000	4.750%, 11/15/2022	159,750
270,000	4.500%, 4/30/2024	279,072
	Live Nation Entertainment, Inc.
240,000	5.375%, 6/15/2022[f]	249,019
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	36,041
	McDonald’s Corporation
75,000	2.625%, 1/15/2022	75,440
	MGM Resorts International
170,000	6.000%, 3/15/2023	187,425
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[f]	188,801
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	35,828
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[f]	57,046
	Prime Security Services Borrower, LLC
225,000	9.250%, 5/15/2023[f]	244,499
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	244,987
	Ralph Lauren Corporation
$35,000	2.625%, 8/18/2020	35,557
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	132,740
	Scientific Games International, Inc.
155,000	7.000%, 1/1/2022[f]	165,075
	Six Flags Entertainment Corporation
170,000	4.875%, 7/31/2024[f]	171,040
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,300
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,290
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[f]	52,290
	West Corporation
120,000	5.375%, 7/15/2022[f]	121,200
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[f]	218,925

	Total	4,329,329

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	75,415
57,000	3.400%, 11/30/2023	58,342
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	76,875
38,000	2.900%, 11/6/2022	38,353
	Amgen, Inc.
74,000	2.650%, 5/11/2022	74,239
	Anheuser-Busch InBev Finance, Inc.
60,000	2.430%, 2/1/2021[d]	62,140
45,000	2.650%, 2/1/2021	45,600
38,000	3.300%, 2/1/2023	39,125
	Anheuser-Busch InBev Worldwide, Inc.
30,000	6.500%, 7/15/2018	31,456
	BAT International Finance plc
35,000	1.756%, 6/15/2018[d,f]	35,095
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[f]	50,400
	Becton, Dickinson and Company
75,000	3.125%, 11/8/2021	76,386
	Biogen, Inc.
57,000	3.625%, 9/15/2022	59,607
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	27,207
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	35,879
	Cardinal Health, Inc.
39,000	1.948%, 6/14/2019	39,040
39,000	2.616%, 6/15/2022	39,032
	Celgene Corporation
35,000	3.550%, 8/15/2022	36,431
	CHS/Community Health Systems, Inc.
180,000	6.250%, 3/31/2023	185,823
	Community Health Systems, Inc.
185,000	8.000%, 11/15/2019	185,925
	Constellation Brands, Inc.
37,000	2.700%, 5/9/2022	36,951
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	124,350
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,149

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Envision Healthcare Corporation
$155,000	5.125%, 7/1/2022[f]	$159,069
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	41,060
35,000	3.000%, 7/15/2023	34,751
	Forest Laboratories, Inc.
10,000	4.375%, 2/1/2019[f]	10,313
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[f]	20,441
	Gilead Sciences, Inc.
25,000	1.950%, 3/1/2022	24,498
	HCA, Inc.
64,810	4.750%, 5/1/2023	68,537
185,000	4.500%, 2/15/2027	190,319
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	159,800
	Kraft Heinz Foods Company
50,000	5.375%, 2/10/2020	53,886
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,163
	Land O’Lakes, Inc.
125,000	7.250%, 4/4/2027[f,h]	133,594
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,899
	Medtronic Global Holdings SCA
75,000	1.700%, 3/28/2019	75,050
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,271
74,000	2.250%, 3/15/2020[f]	73,996
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[f]	56,505
	Mylan NV
76,000	3.150%, 6/15/2021	77,311
	PepsiCo, Inc.
68,000	1.680%, 10/6/2021[d]	68,883
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[f]	55,674
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	213,500
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[f]	170,156
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	59,625
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,560
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,747
74,000	2.400%, 9/23/2021	73,130
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[f]	57,297
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	204,500
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	127,500
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	44,170
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	113,575
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	60,921
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	58,943

	Total	4,134,464

Energy (2.6%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[f]	178,713
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	44,118
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	140,305
	BP Capital Markets plc
70,000	1.676%, 5/3/2019	69,767
38,000	2.315%, 2/13/2020	38,346
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	22,118
	Canadian Natural Resources, Ltd.
40,000	2.950%, 1/15/2023	39,676
	Cenovus Energy, Inc.
37,000	3.800%, 9/15/2023	36,497
	Cheniere Corpus Christi Holdings, LLC
250,000	7.000%, 6/30/2024	278,750
	Concho Resources, Inc.
70,000	4.375%, 1/15/2025	71,400
	Continental Resources, Inc.
37,000	5.000%, 9/15/2022	36,306
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	112,475
	Devon Energy Corporation
50,000	3.250%, 5/15/2022	49,687
	Enbridge, Inc.
39,000	2.900%, 7/15/2022[c]	38,915
	Encana Corporation
54,000	3.900%, 11/15/2021	55,036
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	175,950
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	62,311
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	44,410
	EQT Corporation
5,000	5.150%, 3/1/2018	5,091
26,000	8.125%, 6/1/2019	28,692
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	55,157
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	76,455
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,662
25,000	2.800%, 11/1/2022	23,966
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	36,000
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	59,531
	MPLX, LP
58,000	4.500%, 7/15/2023	61,563
330,000	4.875%, 12/1/2024	351,863
	ONEOK, Inc.
57,000	7.500%, 9/1/2023	67,972
	PBF Holding Company, LLC
245,000	7.250%, 6/15/2025[f]	236,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Energy (2.6%) - continued
	Petrobras Global Finance BV
$195,000	8.375%, 5/23/2021	$218,279
83,000	7.375%, 1/17/2027	87,814
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	40,045
85,000	6.500%, 3/13/2027[f]	91,311
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	128,687
	Rowan Companies, Inc.
25,000	7.375%, 6/15/2025	23,312
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	41,894
37,000	5.625%, 4/15/2023	41,124
155,000	5.625%, 3/1/2025	171,149
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[f]	35,634
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	36,773
	Tesoro Corporation
110,000	4.750%, 12/15/2023[f]	118,459
	TransCanada Trust
225,000	5.300%, 3/15/2077	231,300
150,000	5.875%, 8/15/2076	162,780
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	39,974
	Williams Partners, LP
54,000	4.000%, 11/15/2021	56,181

	Total	4,059,567

Financials (6.5%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,600
	AIG Global Funding
78,000	2.150%, 7/2/2020[c,f]	77,938
	Air Lease Corporation
17,000	2.625%, 9/4/2018	17,127
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,750
100,000	4.125%, 3/30/2020	102,750
	American Express Credit Corporation
37,000	1.502%, 5/3/2019[d]	37,105
37,000	2.200%, 3/3/2020	37,174
35,000	2.292%, 9/14/2020[d]	35,613
	Australia & New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[f,h]	221,129
	Bank of America Corporation
15,000	5.650%, 5/1/2018	15,471
60,000	5.625%, 7/1/2020	65,701
40,000	2.625%, 4/19/2021	40,174
76,000	5.700%, 1/24/2022	85,868
152,000	2.316%, 1/20/2023[d]	153,677
	Bank of Montreal
65,000	1.500%, 7/18/2019	64,392
59,000	2.100%, 6/15/2020	58,933
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,523
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	57,313
	Barclays plc
76,000	3.200%, 8/10/2021	77,092
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,149
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	45,519
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,051
200,000	7.625%, 3/30/2021[f,h]	220,000
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	37,158
115,000	3.050%, 3/9/2022	115,891
	CBOE Holdings, Inc.
59,000	1.950%, 6/28/2019	58,982
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021	187,650
	Central Fidelity Capital Trust I
195,000	2.158%, 4/15/2027[d]	184,763
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	82,000
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	75,051
76,000	2.450%, 1/10/2020	76,452
76,000	2.650%, 10/26/2020	76,721
69,000	2.350%, 8/2/2021	68,367
37,000	2.750%, 4/25/2022	37,002
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	61,376
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[f]	75,156
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	77,277
	Credit Agricole SA
37,000	3.375%, 1/10/2022[f]	37,986
70,000	8.125%, 12/23/2025[f,h]	81,319
	Credit Suisse Group AG
150,000	7.500%, 12/11/2023[f,h]	168,194
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	118,430
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	77,423
	DDR Corporation
57,000	3.500%, 1/15/2021	57,709
	Deutsche Bank AG
112,000	4.250%, 10/14/2021	117,271
	Discover Bank
10,000	8.700%, 11/18/2019	11,300
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	56,700
	First Tennessee Bank NA
220	3.750%, 8/15/2017[d,f,h]	166,884
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,208
90,000	7.500%, 2/15/2019	97,626
74,000	5.375%, 5/10/2020[h]	77,759
57,000	2.600%, 12/27/2020	57,300
76,000	5.250%, 7/27/2021	83,292
55,000	2.352%, 11/15/2021[d]	55,510
76,000	3.000%, 4/26/2022	76,703
39,000	2.268%, 6/5/2023[d]	39,025
120,000	5.300%, 11/10/2026[h]	126,000
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[f]	39,413
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	47,692
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,526

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Financials (6.5%) - continued
	Hospitality Properties Trust
$40,000	4.250%, 2/15/2021	$41,706
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	117,159
76,000	6.875%, 6/1/2021[h]	82,080
100,000	6.375%, 9/17/2024[h]	104,750
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	56,080
	Huntington Capital Trust I
50,000	1.870%, 2/1/2027[d]	45,125
	Icahn Enterprises, LP
90,000	6.000%, 8/1/2020	92,644
75,000	6.750%, 2/1/2024	78,195
	ILFC E-Capital Trust II
300,000	4.590%, 12/21/2065[d,f]	286,500
	ING Capital Funding Trust III
25,000	4.896%, 9/30/2017[d,h]	25,078
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	80,883
76,000	5.875%, 8/15/2022	85,791
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,093
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	21,526
15,000	2.250%, 1/23/2020	15,046
60,000	4.950%, 3/25/2020	64,344
57,000	1.882%, 6/1/2021[d]	57,079
57,000	2.776%, 4/25/2023	57,096
71,000	2.383%, 10/24/2023[d]	72,067
	J.P. Morgan Chase Capital XXIII
90,000	2.182%, 5/15/2047[d]	82,913
	KeyCorp
30,000	2.300%, 12/13/2018	30,163
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[f]	10,867
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	71,294
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[f,h]	204,500
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,061
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,560
	Morgan Stanley
40,000	6.625%, 4/1/2018	41,421
25,000	2.310%, 1/27/2020[d]	25,378
76,000	2.800%, 6/16/2020	77,130
40,000	2.500%, 4/21/2021	39,966
74,000	2.336%, 1/20/2022[d]	74,740
37,000	2.750%, 5/19/2022	36,988
26,000	4.875%, 11/1/2022	28,226
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	114,950
	National City Corporation
20,000	6.875%, 5/15/2019	21,763
	New York Life Global Funding
35,000	1.550%, 11/2/2018[f]	34,940
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,211
	Park Aerospace Holdings, Ltd.
250,000	5.500%, 2/15/2024[f]	261,125
	PNC Bank NA
75,000	2.450%, 11/5/2020	75,632
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[f]	263,287
	Realty Income Corporation
57,000	5.750%, 1/15/2021	62,652
	Regions Bank
17,000	7.500%, 5/15/2018	17,797
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,781
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	61,833
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	74,122
	Royal Bank of Scotland Group plc
140,000	7.500%, 8/10/2020[h]	144,480
57,000	8.625%, 8/15/2021[h]	62,130
117,000	7.640%, 3/29/2049[h]	112,320
162,000	7.648%, 8/29/2049[h]	199,665
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	35,314
60,000	2.500%, 7/15/2021	60,005
	Societe Generale SA
100,000	8.000%, 9/29/2025[f,h]	113,375
155,000	8.250%, 9/29/2049[h]	164,441
	Standard Chartered plc
11,000	2.100%, 8/19/2019[f]	10,960
280,000	2.680%, 1/29/2049[d,f,h]	238,000
	State Street Capital Trust IV
411,000	2.246%, 6/15/2047[d]	378,377
	State Street Corporation
35,000	2.081%, 8/18/2020[d]	35,744
	Sumitomo Mitsui Banking Corporation
25,000	1.738%, 1/16/2018[d]	25,059
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	75,170
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,530
	Synchrony Financial
45,000	3.000%, 8/15/2019	45,636
15,000	2.402%, 2/3/2020[d]	15,113
	Toronto-Dominion Bank
40,000	1.993%, 1/22/2019[d]	40,372
35,000	2.172%, 12/14/2020[d]	35,508
	UBS Group Funding Jersey, Ltd.
56,000	2.950%, 9/24/2020[f]	57,203
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,536
	USB Realty Corporation
235,000	2.305%, 1/15/2022[d,f,h]	205,625
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,203
	Wachovia Capital Trust II
50,000	1.658%, 1/15/2027[d]	46,500
	Wells Fargo & Company
25,000	1.852%, 1/30/2020[d]	25,163
35,000	2.100%, 7/26/2021	34,533
74,000	2.263%, 1/24/2023[d]	74,784
80,000	2.402%, 10/31/2023[d]	81,420
	Welltower, Inc.
57,000	4.950%, 1/15/2021	61,258
	Westpac Banking Corporation
75,000	2.028%, 8/19/2021[d]	75,674

	Total	10,341,805

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Foreign Government (14.3%)
	Argentina Government International Bond
$445,000	6.875%, 4/22/2021	$476,818
279,000	5.625%, 1/26/2022	285,696
554,000	7.500%, 4/22/2026	595,550
220,000	6.875%, 1/26/2027	227,480
499,455	8.280%, 12/31/2033	553,396
168,000	7.125%, 7/6/2036	166,488
415,039	2.500%, 12/31/2038[e]	271,228
193,000	7.625%, 4/22/2046	197,632
	Brazil Government International Bond
411,000	4.875%, 1/22/2021	430,728
580,000	2.625%, 1/5/2023	537,225
221,000	6.000%, 4/7/2026	238,459
279,000	7.125%, 1/20/2037	318,757
338,000	5.000%, 1/27/2045	295,750
143,000	5.625%, 2/21/2047	136,565
	Colombia Government International Bond
280,000	4.375%, 7/12/2021	297,920
330,000	2.625%, 3/15/2023	321,750
180,000	4.000%, 2/26/2024	186,840
160,000	7.375%, 9/18/2037	205,760
312,000	5.625%, 2/26/2044	341,016
288,000	5.000%, 6/15/2045	289,728
	Croatia Government International Bond
48,000	6.750%, 11/5/2019[f]	52,260
330,000	6.625%, 7/14/2020[f]	363,825
170,000	6.000%, 1/26/2024[f]	190,432
	Hungary Government International Bond
472,000	5.750%, 11/22/2023	539,706
468,000	5.375%, 3/25/2024	526,835
	Indonesia Government International Bond
357,000	4.875%, 5/5/2021[f]	383,421
80,000	3.750%, 4/25/2022[f]	82,176
291,000	3.375%, 4/15/2023[f]	292,193
358,000	5.875%, 1/15/2024[f]	408,060
64,000	4.125%, 1/15/2025[f]	65,989
241,000	4.750%, 1/8/2026[f]	258,678
280,000	8.500%, 10/12/2035[f]	403,064
146,000	6.750%, 1/15/2044[f]	187,871
559,000	5.125%, 1/15/2045[f]	598,444
	Mexico Government International Bond
50,000	5.750%, 10/12/2110	51,875
396,000	4.000%, 10/2/2023	414,038
388,000	3.600%, 1/30/2025	392,656
361,000	4.125%, 1/21/2026	375,260
171,000	4.150%, 3/28/2027	177,071
113,000	6.750%, 9/27/2034	144,162
160,000	6.050%, 1/11/2040	188,608
388,000	4.750%, 3/8/2044	388,388
224,000	5.550%, 1/21/2045	250,880
196,000	4.600%, 1/23/2046	191,404
185,000	4.350%, 1/15/2047	173,752
	Panama Government International Bond
146,000	4.000%, 9/22/2024	153,300
270,000	3.750%, 3/16/2025	278,100
230,000	6.700%, 1/26/2036	296,125
	Peru Government International Bond
105,000	5.625%, 11/18/2050	127,207
290,000	8.750%, 11/21/2033	444,425
	Philippines Government International Bond
208,000	4.000%, 1/15/2021	221,697
245,000	7.750%, 1/14/2031	353,394
146,000	6.375%, 10/23/2034	195,988
103,000	5.000%, 1/13/2037	122,227
205,000	3.950%, 1/20/2040	213,916
	Romania Government International Bond
230,000	4.375%, 8/22/2023[f]	243,972
124,000	4.875%, 1/22/2024[f]	135,160
52,000	6.125%, 1/22/2044[f]	65,988
	Russia Government International Bond
188,000	3.500%, 1/16/2019[f]	191,263
940,000	5.000%, 4/29/2020[f]	996,152
335,000	4.875%, 9/16/2023[f]	359,282
200,000	4.750%, 5/27/2026[f]	208,750
248,965	7.500%, 3/31/2030[f]	298,758
361,000	5.625%, 4/4/2042[f]	390,782
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	58,293
233,000	5.875%, 5/30/2022	254,407
210,000	4.875%, 4/14/2026	210,420
241,000	4.300%, 10/12/2028	225,127
	Turkey Government International Bond
219,000	7.000%, 6/5/2020	239,461
445,000	5.125%, 3/25/2022	461,848
239,000	6.250%, 9/26/2022	259,659
335,000	5.750%, 3/22/2024	354,262
475,000	4.250%, 4/14/2026	450,842
235,000	4.875%, 10/9/2026	231,631
328,000	6.875%, 3/17/2036	368,738
215,000	6.750%, 5/30/2040	239,583
223,000	4.875%, 4/16/2043	197,756
335,000	6.625%, 2/17/2045	369,157

	Total	22,693,504

Mortgage-Backed Securities (11.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,525,000	3.000%, 7/1/2031[c]	1,565,746
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
25,250	5.500%, 9/1/2024	27,834
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,475,000	4.000%, 7/1/2047[c]	1,550,997
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
189,882	6.000%, 8/1/2024	213,539
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,050,000	3.000%, 7/1/2047[c]	4,043,672
4,650,000	3.500%, 7/1/2047[c]	4,774,461
4,475,000	4.000%, 7/1/2047[c]	4,703,295

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Mortgage-Backed Securities (11.4%) - continued
$1,250,000	4.500%, 7/1/2047[c]	$1,340,526

	Total	18,220,070

Technology (1.4%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[f]	75,750
	Apple, Inc.
74,000	2.850%, 5/6/2021	76,078
74,000	1.532%, 5/11/2022[d]	74,196
	Automatic Data Processing, Inc.
35,000	2.250%, 9/15/2020	35,446
	Baidu, Inc.
40,000	3.000%, 6/30/2020	40,537
	Broadcom Corporation
74,000	2.375%, 1/15/2020[f]	74,103
	CDK Global, Inc.
100,000	4.875%, 6/1/2027[f]	102,750
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[f]	138,775
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[f]	35,819
76,000	5.450%, 6/15/2023[f]	82,463
	Equinix, Inc.
155,000	5.750%, 1/1/2025	166,819
	Fidelity National Information Services, Inc.
35,000	3.625%, 10/15/2020	36,661
75,000	2.250%, 8/15/2021	74,186
	First Data Corporation
110,000	5.375%, 8/15/2023[f]	114,950
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	98,977
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[f]	186,375
	Intel Corporation
60,000	1.700%, 5/19/2021	59,216
35,000	3.100%, 7/29/2022	36,256
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,861
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,706
	NXP BV
170,000	3.875%, 9/1/2022[f]	177,012
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,281
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	209,250
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	132,600
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,875

	Total	2,233,942

Transportation (0.3%)
	Air Canada Pass Through Trust
13,398	3.875%, 3/15/2023[f]	13,365
	American Airlines Pass Through Trust
15,224	4.950%, 1/15/2023	16,213
	Avis Budget Car Rental, LLC
95,000	5.125%, 6/1/2022[f]	94,050
	Delta Air Lines, Inc.
15,896	4.950%, 5/23/2019	16,512
57,000	2.875%, 3/13/2020	57,741
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,676
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	35,875
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	210,250

	Total	479,682

Utilities (1.0%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	38,126
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,414
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,049
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,414
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	103,375
120,000	5.375%, 1/15/2023	117,000
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,984
	Dominion Energy, Inc.
25,000	1.600%, 8/15/2019	24,789
74,000	2.579%, 7/1/2020	74,377
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,210
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	138,250
	Edison International
37,000	2.125%, 4/15/2020	37,038
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	39,964
	Eversource Energy
15,000	1.600%, 1/15/2018	14,977
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,244
55,000	2.950%, 1/15/2020	55,976
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	58,798
	Fortis, Inc.
55,000	2.100%, 10/4/2021[f]	53,864
	Great Plains Energy, Inc.
56,000	2.500%, 3/9/2020	56,519
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,162
	NiSource Finance Corporation
50,000	5.450%, 9/15/2020	54,475
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	66,592
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	26,427
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,094
	PPL Capital Funding, Inc.
85,000	3.500%, 12/1/2022	87,825
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	76,146
	Sempra Energy
36,000	6.150%, 6/15/2018	37,489
15,000	2.400%, 3/15/2020	15,066
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,031
	Southern Company
80,000	1.850%, 7/1/2019	79,693

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.2%)	Value
Utilities (1.0%) - continued
$37,000	2.350%, 7/1/2021	$36,727

	Total	1,567,095

	Total Long-Term Fixed Income (cost $94,784,580)	95,930,945

Shares	Registered Investment Companies (3.7%)
Equity Funds/Exchange Traded Funds (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	84,431
7,244	BlackRock Resources & Commodities Strategy Trust	58,024
3,200	Guggenheim Multi-Asset Income ETF	67,040

	Total	209,495

Fixed Income Funds/Exchange Traded Funds (3.6%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	160,800
43,472	MFS Intermediate Income Trust	187,799
38,705	PowerShares Senior Loan Portfolio	895,634
37,440	SPDR Bloomberg Barclays High Yield Bond ETF	1,392,768
24,789	Templeton Global Income Fund	166,582
31,210	Vanguard Short-Term Corporate Bond ETF	2,498,048
11,441	Western Asset Emerging Markets Debt Fund, Inc.	178,136
32,771	Western Asset High Income Opportunity Fund, Inc.	166,149

	Total	5,645,916

	Total Registered Investment Companies (cost $6,004,174)	5,855,411

	Preferred Stock (1.2%)
Consumer Non-Cyclical (0.1%)
2,280	CHS, Inc., 7.100%[h]	67,078

	Total	67,078

Energy (<0.1%)
2,602	Alpha Natural Resources, Inc., 0.000%[i]	48,787
2,602	ANR Holdings, Inc., 0.000%[i]	7,806

	Total	56,593

Financials (1.1%)
1,870	Agribank FCB, 6.875%[h]	204,297
10,320	Citigroup, Inc., 6.875%[h]	305,369
1,445	Cobank ACB, 6.250%*,h	150,190
5,180	Countrywide Capital V, 7.000%	132,919
7,800	GMAC Capital Trust I, 6.967%[d]	204,360
7,400	Goldman Sachs Group, Inc., 5.500%[h]	208,310
6,900	Morgan Stanley, 7.125%[h]	204,516
4,839	U.S. Bancorp, 6.500%[h]	143,670
169	Wells Fargo & Company, Convertible, 7.500%[h]	221,577

	Total	1,775,208

	Total Preferred Stock (cost $1,714,094)	1,898,879

	Common Stock (0.4%)
Energy (0.2%)
851	Arch Coal, Inc.	58,123
3,502	Contura Energy, Inc.	229,381

	Total	287,504

Financials (0.2%)
24,100	Apollo Investment Corporation	153,999
11,100	Ares Capital Corporation	181,818

	Total	335,817

Materials (<0.1%)
7,833	Verso Corporation[i]	36,737

	Total	36,737

	Total Common Stock (cost $626,481)	660,058

Shares or Principal Amount	Short-Term Investments (18.4%)[j]
	Federal Home Loan Bank Discount Notes
100,000	0.900%, 7/13/2017[k]	99,972
100,000	0.860%, 7/26/2017[k]	99,936
100,000	0.980%, 8/23/2017[k]	99,856
	Thrivent Core Short-Term Reserve Fund
2,891,777	1.240%	28,917,773

	Total Short-Term Investments (cost $29,217,539)	29,217,537

	Total Investments (cost $181,001,007) 114.3%	$181,974,963

	Other Assets and Liabilities, Net (14.3%)	(22,773,503)

	Total Net Assets 100.0%	$159,201,460

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $21,892,383 or 13.8% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of June 30, 2017 was $6,024,323 or 3.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$274,917
ALM XI Ltd., 10/17/2026	4/28/2017	300,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	68,211
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,116
CLUB Credit Trust, 4/17/2023	6/14/2017	249,999
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	149,738
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	163,128
Digicel, Ltd., 4/15/2021	8/19/2013	185,826
FRS, LLC, 4/15/2043	11/17/2016	53,732
GCAT, LLC, 3/25/2047	3/22/2017	333,949
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	299,941
Marlette Funding Trust, 1/17/2023	7/20/2016	157,120
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	46,700
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	147,452
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	150,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	275,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	203,364
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	177,390
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	177,797
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	312,137
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	46,446
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	64,221
Upstart Securitization Trust, 6/20/2024	6/13/2017	329,997
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	218,925
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	350,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	275,713

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (15.8%)
40,850	Abercrombie & Fitch Company	$508,174
50,220	American Axle & Manufacturing Holdings, Inc.[a]	783,432
9,870	American Public Education, Inc.[a]	233,426
11,300	Asbury Automotive Group, Inc.[a]	639,015
101,540	Ascena Retail Group, Inc.[a]	218,311
23,167	Barnes & Noble Education, Inc.[a]	246,265
32,950	Barnes & Noble, Inc.	250,420
50,990	Belmond, Ltd.[a]	678,167
10,840	Big 5 Sporting Goods Corporation	141,462
608	Biglari Holdings, Inc.[a]	243,042
10,790	BJ’s Restaurants, Inc.[a]	401,928
11,990	Bob Evans Farms, Inc.	861,242
49,960	Boyd Gaming Corporation	1,239,508
17,120	Buckle, Inc.[b]	304,736
26,015	Caleres, Inc.	722,697
56,590	Callaway Golf Company	723,220
7,000	Capella Education Company	599,200
39,330	Career Education Corporation[a]	377,568
14,470	Cato Corporation	254,527
5,100	Cavco Industries, Inc.[a]	661,215
10,660	Children’s Place, Inc.	1,088,386
10,160	Chuy’s Holdings, Inc.[a]	237,744
10,800	Cooper-Standard Holdings, Inc.[a]	1,089,396
27,920	Core-Mark Holding Company, Inc.	923,035
44,470	Crocs, Inc.[a]	342,864
22,740	Dave & Buster’s Entertainment, Inc.[a]	1,512,437
10,190	DineEquity, Inc.[b]	448,869
18,250	Dorman Products, Inc.[a]	1,510,552
40,390	DSW, Inc.	714,903
34,133	E.W. Scripps Company[a]	607,909
12,940	El Pollo Loco Holdings, Inc.[a]	179,219
15,340	Ethan Allen Interiors, Inc.	495,482
46,970	Express, Inc.[a]	317,048
16,270	Fiesta Restaurant Group, Inc.[a]	335,976
24,223	Finish Line, Inc.	343,240
33,290	Five Below, Inc.[a]	1,643,527
25,280	Fossil, Inc.[a]	261,648
20,920	Fox Factory Holding Corporation[a]	744,752
22,100	Francesca’s Holdings Corporation[a]	241,774
21,470	Fred’s, Inc.[b]	198,168
10,460	FTD Companies, Inc.[a]	209,200
68,460	Gannett Company, Inc.	596,971
11,810	Genesco, Inc.[a]	400,359
22,190	Gentherm, Inc.[a]	860,972
26,370	G-III Apparel Group, Ltd.[a]	657,932
11,970	Group 1 Automotive, Inc.	757,940
36,560	Guess ?, Inc.	467,237
11,640	Haverty Furniture Companies, Inc.	292,164
12,520	Hibbett Sports, Inc.[a]	259,790
34,140	Iconix Brand Group, Inc.[a]	235,907
64,200	ILG, Inc.	1,764,858
12,150	Installed Building Products, Inc.[a]	643,343
16,530	iRobot Corporation[a]	1,390,834
186,920	J.C. Penney Company, Inc.[a,b]	869,178
8,800	Kirkland’s, Inc.[a]	90,464
29,400	La-Z-Boy, Inc.	955,500
14,940	LCI Industries	1,529,856
10,410	LGI Homes, Inc.[a,b]	418,274
14,320	Lithia Motors, Inc.	1,349,374
17,230	Lumber Liquidators Holdings, Inc.[a,b]	431,784
24,890	M.D.C. Holdings, Inc.	879,364
14,930	M/I Homes, Inc.[a]	426,251
11,480	Marcus Corporation	346,696
14,750	MarineMax, Inc.[a]	288,362
14,820	Marriott Vacations Worldwide Corporation	1,745,055
22,840	Meritage Homes Corporation[a]	963,848
6,640	Monarch Casino & Resort, Inc.[a]	200,860
19,760	Monro Muffler Brake, Inc.	824,980
11,290	Motorcar Parts of America, Inc.[a]	318,830
9,230	Movado Group, Inc.	233,057
18,560	Nautilus, Inc.[a]	355,424
32,160	New Media Investment Group, Inc.	433,517
18,090	Nutrisystem, Inc.	941,584
29,230	Ollie’s Bargain Outlet Holdings, Inc.[a]	1,245,198
9,040	Oxford Industries, Inc.	564,910
49,990	Penn National Gaming, Inc.[a]	1,069,786
7,340	Perry Ellis International, Inc.[a]	142,836
12,440	PetMed Express, Inc.[b]	505,064
7,750	Red Robin Gourmet Burgers, Inc.[a]	505,687
21,090	Regis Corporation[a]	216,594
32,090	Rent-A-Center, Inc.[b]	376,095
18,730	RHa,b	1,208,460
36,160	Ruby Tuesday, Inc.[a]	72,682
18,040	Ruth’s Hospitality Group, Inc.	392,370
16,500	Scholastic Corporation	719,235
31,070	Scientific Games Corporationa	810,927
24,800	Select Comfort Corporation[a]	880,152
11,210	Shake Shack, Inc.[a,b]	391,005
7,530	Shoe Carnival, Inc.	157,226
20,340	Shutterfly, Inc.a	966,150
15,850	Sonic Automotive, Inc.	308,282
25,672	Sonic Corporation[b]	680,051
9,560	Stamps.com, Inc.[a]	1,480,605
12,170	Standard Motor Products, Inc.	635,517
18,320	Stein Mart, Inc.	30,961
32,225	Steven Madden, Ltd.[a]	1,287,389
6,310	Strayer Education, Inc.	588,218
10,630	Sturm, Ruger & Company, Inc.[b]	660,654
13,480	Superior Industries International, Inc.	277,014
29,640	Tailored Brands, Inc.[b]	330,782
19,890	Tile Shop Holdings, Inc.	410,729
60,150	Time, Inc.	863,153
22,200	TopBuild Corporation[a]	1,178,154
9,210	Unifi, Inc.a	283,668
8,740	Universal Electronics, Inc.[a]	584,269
11,340	Vera Bradley, Inc.[a]	110,905
34,490	Vista Outdoor, Inc.[a]	776,370
14,040	Vitamin Shoppe, Inc.[a]	163,566
14,130	William Lyon Homes[a]	341,098
17,490	Wingstop, Inc.[b]	540,441
15,940	Winnebago Industries, Inc.[b]	557,900
58,360	Wolverine World Wide, Inc.	1,634,664
23,290	World Wrestling Entertainment, Inc.	474,417
10,560	Zumiez, Inc.[a]	130,416

	Total	70,017,849

Consumer Staples (3.0%)
15,850	Andersons, Inc.	541,278
40,290	B&G Foods, Inc.	1,434,324
9,320	Calavo Growers, Inc.[b]	643,546
17,980	Cal-Maine Foods, Inc.[a,b]	712,008
6,170	Central Garden & Pet Company[a]	196,144
20,500	Central Garden & Pet Company, Class Aa	615,410
2,790	Coca-Cola Bottling Company Consolidated	638,547
99,460	Darling Ingredients, Inc.[a]	1,565,501
10,360	Inter Parfums, Inc.	379,694
9,030	J & J Snack Foods Corporation	1,192,592
5,230	John B. Sanfilippo & Son, Inc.	330,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Staples (3.0%) - continued
6,760	Medifast, Inc.	$280,337
12,000	Sanderson Farms, Inc.	1,387,800
3,780	Seneca Foods Corporation[a]	117,369
22,760	SpartanNash Company	590,850
160,315	SUPERVALU, Inc.[a]	527,436
15,290	Universal Corporation	989,263
8,500	WD-40 Company	937,975

	Total	13,080,139

Energy (2.5%)
42,410	Archrock, Inc.	483,474
44,550	Atwood Oceanics, Inc.[a]	363,082
45,380	Bill Barrett Corporation[a]	139,317
19,130	Bristow Group, Inc.[b]	146,345
12,540	CARBO Ceramics, Inc.[a,b]	85,899
43,910	Carrizo Oil & Gas, Inc.[a]	764,912
44,860	Cloud Peak Energy, Inc.[a]	158,356
13,700	Contango Oil & Gas Company[a]	90,968
236,150	Denbury Resources, Inc.[a]	361,309
11,920	Era Group, Inc.[a]	112,763
19,035	Exterran Corporation[a]	508,235
8,070	Geospace Technologies Corporation[a]	111,608
22,310	Green Plains, Inc.	458,471
8,230	Gulf Island Fabrication, Inc.	95,468
81,160	Helix Energy Solutions Group, Inc.[a]	457,742
15,900	Matrix Service Company[a]	148,665
53,190	Newpark Resources, Inc.[a]	390,947
145,710	Noble Corporation	527,470
26,340	Northern Oil and Gas, Inc.[a]	36,876
33,520	PDC Energy, Inc.[a]	1,445,047
47,190	Pioneer Energy Services Corporation[a]	96,739
3,450	REX American Resources Corporation[a]	333,132
9,810	SEACOR Holdings, Inc.[a]	336,483
120,790	SRC Energy, Inc.[a]	812,917
27,830	Tesco Corporation[a]	123,844
68,960	TETRA Technologies, Inc.[a]	192,398
43,790	U.S. Silica Holdings, Inc.[b]	1,554,107
31,580	Unit Corporation[a]	591,493

	Total	10,928,067

Financials (16.0%)
53,240	American Equity Investment Life Holding Company	1,399,147
22,380	Ameris Bancorp	1,078,716
11,560	AMERISAFE, Inc.	658,342
56,812	Apollo Commercial Real Estate Finance, Inc.	1,053,863
54,900	Astoria Financial Corporation	1,106,235
30,050	Banc of California, Inc.[b]	646,075
25,330	Bank Mutual Corporation	231,770
15,740	Banner Corporation	889,467
34,740	Bofi Holding, Inc.[a,b]	824,033
50,710	Boston Private Financial Holdings, Inc.	778,398
45,887	Brookline Bancorp, Inc.	669,950
57,820	Capstead Mortgage Corporation	603,063
18,400	Central Pacific Financial Corporation	579,048
9,410	City Holding Company	619,837
35,070	Columbia Banking System, Inc.	1,397,540
29,680	Community Bank System, Inc.	1,655,254
17,280	Customers Bancorp, Inc.[a]	488,678
61,590	CVB Financial Corporation	1,381,464
18,775	Dime Community Bancshares, Inc.	367,990
19,723	Donnelley Financial Solutions, Inc.[a]	452,840
10,110	eHealth, Inc.[a]	190,068
19,410	Employers Holdings, Inc.	821,043
14,290	Encore Capital Group, Inc.[a,b]	573,744
14,077	Enova International, Inc.[a]	209,043
24,890	Evercore Partners, Inc.	1,754,745
29,290	EZCORP, Inc.[a]	225,533
12,920	Fidelity Southern Corporation	295,351
34,570	Financial Engines, Inc.[b]	1,265,262
94,293	First BanCorp[a]	545,956
52,540	First Commonwealth Financial Corporation	666,207
37,450	First Financial Bancorp	1,037,365
39,830	First Financial Bankshares, Inc.[b]	1,760,486
48,782	First Midwest Bancorp, Inc.	1,137,108
29,164	FirstCash, Inc.	1,700,261
46,240	Glacier Bancorp, Inc.	1,692,846
35,220	Great Western Bancorp, Inc.	1,437,328
26,450	Green Dot Corporation[a]	1,019,119
16,460	Greenhill & Company, Inc.	330,846
19,322	Hanmi Financial Corporation	549,711
4,950	HCI Group, Inc.[b]	232,551
16,230	HomeStreet, Inc.[a]	449,165
76,504	Hope Bancorp, Inc.	1,426,800
24,400	Horace Mann Educators Corporation	922,320
16,340	Independent Bank Corporation	1,089,061
6,670	Infinity Property & Casualty Corporation	626,980
40,980	Interactive Brokers Group, Inc.	1,533,472
9,090	INTL FCStone, Inc.[a]	343,238
19,050	Investment Technology Group, Inc.	404,622
25,070	LegacyTexas Financial Group, Inc.	955,919
4,420	LendingTree, Inc.[a,b]	761,124
44,340	Maiden Holdings, Ltd.	492,174
16,060	National Bank Holdings Corporation	531,747
13,540	Navigators Group, Inc.	743,346
26,180	NBT Bancorp, Inc.	967,351
27,380	Northfield Bancorp, Inc.	469,567
61,150	Northwest Bancshares, Inc.	954,552
26,350	OFG Bancorp[b]	263,500
81,350	Old National Bancorp	1,403,288
10,930	Opus Bank	264,506
23,230	Oritani Financial Corporation	396,072
8,560	Piper Jaffray Companies	513,172
27,890	PRA Group, Inc.[a]	1,057,031
32,210	ProAssurance Corporation	1,958,368
36,280	Provident Financial Services, Inc.	920,786
23,090	RLI Corporation	1,261,176
21,030	S&T Bancorp, Inc.	754,136
8,620	Safety Insurance Group, Inc.	588,746
35,240	Selective Insurance Group, Inc.	1,763,762
26,560	ServisFirst Bancshares, Inc.[b]	979,798
17,890	Simmons First National Corporation	946,381
16,294	Southside Bancshares, Inc.	569,312
81,279	Sterling Bancorp	1,889,737
14,180	Stewart Information Services Corporation	643,488
7,500	Tompkins Financial Corporation	590,400
57,862	TrustCo Bank Corporation	448,430
42,535	United Community Banks, Inc.	1,182,473
12,930	United Fire Group, Inc.	569,696
10,750	United Insurance Holdings Corporation	169,098
19,640	Universal Insurance Holdings, Inc.	494,928
3,980	Virtus Investment Partners, Inc.	441,581
50,430	Waddell & Reed Financial, Inc.[b]	952,118
16,910	Walker & Dunlop, Inc.[a]	825,715
15,800	Westamerica Bancorporation[b]	885,432
69,160	WisdomTree Investments, Inc.[b]	703,357

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value
Financials (16.0%) - continued
3,602	World Acceptance Corporation[a]	$269,826

	Total	70,704,034

Health Care (12.4%)
13,750	Abaxis, Inc.	729,025
18,090	Aceto Corporation	279,490
28,120	Acorda Therapeutics, Inc.[a]	553,964
13,460	Albany Molecular Research, Inc.[a]	292,082
7,180	Almost Family, Inc.[a]	442,647
21,060	AMAG Pharmaceuticals, Inc.[a,b]	387,504
16,913	Amedisys, Inc.[a]	1,062,306
28,960	AMN Healthcare Services, Inc.[a]	1,130,888
21,610	Amphastar Pharmaceuticals, Inc.[a]	385,955
7,530	Analogic Corporation	547,054
20,610	AngioDynamics, Inc.[a]	334,088
4,840	ANI Pharmaceuticals, Inc.[a]	226,512
8,800	Anika Therapeutics, Inc.[a]	434,192
17,220	Biotelemetry, Inc.[a]	576,009
19,640	Cambrex Corporation[a]	1,173,490
21,925	Cantel Medical Corporation	1,708,177
9,680	Chemed Corporation	1,979,850
68,910	Community Health Systems, Inc.[a]	686,344
6,440	Computer Programs and Systems, Inc.[b]	211,232
14,970	CONMED Corporation	762,572
5,900	CorVel Corporation[a]	279,955
19,120	Cross Country Healthcare, Inc.[a]	246,839
16,520	CryoLife, Inc.[a]	329,574
28,200	Cytokinetics, Inc.[a]	341,220
37,590	Depomed, Inc.[a]	403,717
26,270	Diplomat Pharmacy, Inc.[a]	388,796
4,710	Eagle Pharmaceuticals, Inc.[a]	371,572
20,970	Emergent Biosolutions, Inc.[a]	711,093
8,410	Enanta Pharmaceuticals, Inc.[a]	302,592
28,850	Ensign Group, Inc.	628,064
31,760	Haemonetics Corporation[a]	1,254,202
26,900	HealthEquity, Inc.[a]	1,340,427
15,380	HealthStream, Inc.[a]	404,802
3,870	Heska Corporation[a]	395,011
50,760	HMS Holdings Corporation[a]	939,060
9,070	ICU Medical, Inc.[a]	1,564,575
44,630	Impax Laboratories, Inc.[a]	718,543
47,090	Innoviva, Inc.[a]	602,752
9,820	Inogen, Inc.[a]	937,024
16,870	Integer Holdings Corporation[a]	729,627
36,660	Integra LifeSciences Holdings Corporation[a]	1,998,337
19,470	Invacare Corporation	257,004
51,529	Kindred Healthcare, Inc.	600,313
5,830	Landauer, Inc.	304,909
17,860	Lannett Company, Inc.[a,b]	364,344
18,170	Lantheus Holdings, Inc.[a]	320,701
7,620	LeMaitre Vascular, Inc.	237,896
9,100	LHC Group, Inc.[a]	617,799
11,460	Ligand Pharmaceuticals, Inc.[a,b]	1,391,244
24,170	Luminex Corporation	510,470
14,330	Magellan Health Services, Inc.[a]	1,044,657
43,610	Medicines Company[a,b]	1,657,616
25,520	Meridian Bioscience, Inc.	401,940
30,285	Merit Medical Systems, Inc.[a]	1,155,373
61,600	MiMedx Group, Inc.[a,b]	922,152
40,540	Momenta Pharmaceuticals, Inc.[a]	685,126
41,170	Myriad Genetics, Inc.[a]	1,063,833
19,980	Natus Medical, Inc.[a]	745,254
94,130	Nektar Therapeutics[a]	1,840,241
23,065	Neogen Corporation[a]	1,594,022
22,500	Omnicell, Inc.[a]	969,750
34,870	OraSure Technologies, Inc.[a]	601,856
10,910	Orthofix International NVa	507,097
18,740	PharMerica Corporation[a]	491,925
11,310	Phibro Animal Health Corporation	419,036
42,380	Progenics Pharmaceuticals, Inc.[a]	287,760
7,000	Providence Service Corporation[a]	354,270
28,070	Quality Systems, Inc.[a]	483,085
18,470	Quorum Health Corporation[a]	76,651
22,452	Repligen Corporation[a]	930,411
31,180	SciClone Pharmaceuticals, Inc.[a]	342,980
64,990	Select Medical Holdings Corporation[a]	997,596
42,680	Spectrum Pharmaceuticals, Inc.[a]	317,966
15,270	Sucampo Pharmaceuticals, Inc.[a]	160,335
30,340	Supernus Pharmaceuticals, Inc.[a]	1,307,654
8,020	Surmodics, Inc.[a]	225,763
20,320	Tivity Health, Inc.[a]	809,752
7,570	U.S. Physical Therapy, Inc.	457,228
22,620	Varex Imaging Corporation[a]	764,556

	Total	55,011,728

Industrials (18.9%)
23,872	AAON, Inc.	879,683
19,260	AAR Corporation	669,478
33,640	ABM Industries, Inc.	1,396,733
35,970	Actuant Corporation	884,862
20,150	Aegion Corporation[a]	440,882
45,070	Aerojet Rocketdyne Holdings, Inc.[a]	937,456
12,430	Aerovironment, Inc.[a]	474,826
5,690	Alamo Group, Inc.	516,709
17,380	Albany International Corporation	928,092
7,900	Allegiant Travel Company	1,071,240
8,480	American Woodmark Corporation[a]	810,264
17,460	Apogee Enterprises, Inc.	992,426
23,600	Applied Industrial Technologies, Inc.	1,393,580
14,480	ArcBest Corporation	298,288
11,510	Astec Industries, Inc.	638,920
15,200	Atlas Air Worldwide Holdings, Inc.[a]	792,680
31,830	Axon Enterprise, Inc.[a,b]	800,206
15,790	AZZ, Inc.	881,082
30,110	Barnes Group, Inc.	1,762,338
28,780	Brady Corporation	975,642
25,790	Briggs & Stratton Corporation	621,539
27,350	Brink’s Company	1,832,450
8,340	CDI Corporation[a]	48,789
18,460	Chart Industries, Inc.[a]	641,116
9,910	CIRCOR International, Inc.	588,456
22,440	Comfort Systems USA, Inc.	832,524
15,100	Cubic Corporation	699,130
9,330	DXP Enterprises, Inc.[a]	321,885
16,490	Echo Global Logistics, Inc.[a]	328,151
12,480	Encore Wire Corporation	532,896
10,622	Engility Holdings, Inc.[a]	301,665
12,900	EnPro Industries, Inc.	920,673
15,590	ESCO Technologies, Inc.	929,944
22,660	Essendant, Inc.	336,048
15,650	Exponent, Inc.	912,395
36,070	Federal Signal Corporation	626,175
18,210	Forward Air Corporation	970,229
23,170	Franklin Electric Company, Inc.	959,238
29,680	General Cable Corporation	485,268
19,010	Gibraltar Industries, Inc.[a]	677,706
17,170	Greenbrier Companies, Inc.[b]	794,113
18,850	Griffon Corporation	413,757
48,640	Harsco Corporation[a]	783,104
32,400	Hawaiian Holdings, Inc.[a]	1,521,180
44,137	Healthcare Services Group, Inc.	2,066,936
26,158	Heartland Express, Inc.	544,610

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value
Industrials (18.9%) - continued
11,270	Heidrick & Struggles International, Inc.	$245,122
38,060	Hillenbrand, Inc.	1,373,966
20,200	Hub Group, Inc.[a]	774,670
11,350	Insperity, Inc.	805,850
10,580	Insteel Industries, Inc.	348,823
37,850	Interface, Inc.	743,752
19,110	John Bean Technologies Corporation	1,872,780
16,390	Kaman Corporation	817,369
17,650	Kelly Services, Inc.	396,242
40,150	Knight Transportation, Inc.	1,487,558
34,620	Korn/Ferry International	1,195,429
6,420	Lindsay Corporation	572,985
20,453	LSC Communications, Inc.	437,694
10,390	Lydall, Inc.[a]	537,163
13,970	Marten Transport, Ltd.	382,778
25,850	Matson, Inc.	776,534
19,360	Matthews International Corporation	1,185,800
170,840	McDermott International, Inc.[a]	1,224,923
29,020	Mercury Systems, Inc.[a]	1,221,452
26,690	Mobile Mini, Inc.	796,696
19,460	Moog, Inc.[a]	1,395,671
34,740	Mueller Industries, Inc.	1,057,833
7,990	Multi-Color Corporation	651,984
10,020	MYR Group, Inc.[a]	310,820
2,960	National Presto Industries, Inc.[b]	327,080
28,520	Navigant Consulting, Inc.[a]	563,555
29,310	On Assignment, Inc.[a]	1,587,136
16,680	Orion Group Holdings, Inc.[a]	124,600
9,650	Patrick Industries, Inc.[a]	703,003
29,970	PGT Innovations, Inc.[a]	383,616
5,230	Powell Industries, Inc.	167,308
14,690	Proto Labs, Inc.[a]	987,903
20,705	Quanex Building Products Corporation	437,911
42,263	R.R. Donnelley & Sons Company	529,978
21,720	Raven Industries, Inc.	723,276
17,940	Resources Connection, Inc.	245,778
18,270	Roadrunner Transportation Systems, Inc.[a]	132,823
15,370	Saia, Inc.[a]	788,481
24,420	Simpson Manufacturing Company, Inc.	1,067,398
31,140	SkyWest, Inc.	1,093,014
25,730	SPX Corporation[a]	647,367
25,480	SPX FLOW, Inc.[a]	939,702
7,760	Standex International Corporation	703,832
17,930	Team, Inc.[a]	420,459
10,790	Tennant Company	796,302
34,526	Tetra Tech, Inc.	1,579,564
29,170	Titan International, Inc.	350,332
17,840	Trex Company, Inc.[a]	1,207,054
29,880	Triumph Group, Inc.	944,208
25,700	TrueBlue, Inc.[a]	681,050
13,160	U.S. Ecology, Inc.	664,580
9,400	UniFirst Corporation	1,322,580
12,410	Universal Forest Products, Inc.	1,083,517
6,860	Veritiv Corporation[a]	308,700
12,260	Viad Corporation	579,285
9,750	Vicor Corporation[a]	174,525
36,280	Wabash National Corporation	797,434
24,200	WageWorks, Inc.[a]	1,626,240
16,840	Watts Water Technologies, Inc.	1,064,288

	Total	83,603,137

Information Technology (13.9%)
55,430	8x8, Inc.[a]	806,507
29,050	ADTRAN, Inc.	599,882
24,180	Advanced Energy Industries, Inc.[a]	1,564,204
9,080	Agilysys, Inc.[a]	91,890
17,220	Anixter International, Inc.[a]	1,346,604
10,720	Applied Optoelectronics, Inc.[a,b]	662,389
17,590	Badger Meter, Inc.	700,962
5,340	Bel Fuse, Inc.	131,898
30,160	Benchmark Electronics, Inc.[a]	974,168
9,020	Black Box Corporation	77,121
23,970	Blucora, Inc.[a]	508,164
21,840	Bottomline Technologies (de), Inc.[a]	561,070
42,277	Brooks Automation, Inc.	916,988
15,330	Cabot Microelectronics Corporation	1,131,814
14,740	CACI International, Inc.[a]	1,843,237
21,360	CalAmp Corporation[a]	434,249
27,480	Cardtronics, Inc.[a]	902,993
13,090	CEVA, Inc.[a]	594,941
15,440	Cohu, Inc.	243,026
14,230	Comtech Telecommunications Corporation	269,943
24,150	Cray, Inc.[a]	444,360
20,430	CSG Systems International, Inc.	829,049
19,850	CTS Corporation	428,760
24,350	Daktronics, Inc.	234,490
30,750	DHI Group, Inc.[a]	87,638
15,830	Digi International, Inc.[a]	160,674
23,220	Diodes, Inc.[a]	557,977
13,530	DSP Group, Inc.[a]	156,948
13,180	Ebix, Inc.[b]	710,402
20,020	Electro Scientific Industries, Inc.[a]	164,965
28,110	Electronics for Imaging, Inc.[a]	1,331,852
8,020	ePlus, Inc.[a]	594,282
20,380	ExlService Holdings, Inc.[a]	1,132,720
22,600	Fabrinet[a]	964,116
10,110	FARO Technologies, Inc.[a]	382,158
5,880	Forrester Research, Inc.	230,202
18,885	Gigamon, Inc.[a]	743,125
48,530	Harmonic, Inc.[a]	254,782
33,200	II-VI, Inc.[a]	1,138,760
21,635	Insight Enterprises, Inc.[a]	865,184
20,430	Itron, Inc.[a]	1,384,132
36,810	Kopin Corporation[a]	136,565
42,710	Kulicke and Soffa Industries, Inc.[a]	812,344
14,740	Liquidity Services, Inc.[a]	93,599
32,700	LivePerson, Inc.[a]	359,700
33,890	Lumentum Holdings, Inc.[a]	1,933,425
15,460	ManTech International Corporation	639,735
31,660	MaxLinear, Inc.[a]	882,997
22,230	Methode Electronics, Inc.	915,876
5,710	MicroStrategy, Inc.[a]	1,094,436
32,930	MKS Instruments, Inc.	2,216,189
25,290	Monotype Imaging Holdings, Inc.	462,807
10,160	MTS Systems Corporation	526,288
15,350	Nanometrics, Inc.[a]	388,201
19,560	NETGEAR, Inc.[a]	843,036
37,710	NIC, Inc.	714,604
76,950	Oclaro, Inc.[a,b]	718,713
10,710	OSI Systems, Inc.[a]	804,856
11,480	Park Electrochemical Corporation	211,462
21,310	Perficient, Inc.[a]	397,218
20,360	Plexus Corporation[a]	1,070,325
17,910	Power Integrations, Inc.	1,305,639
29,180	Progress Software Corporation	901,370
18,210	Qualys, Inc.[a]	742,968
21,470	QuinStreet, Inc.[a]	89,530
67,600	Rambus, Inc.[a]	772,668

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.9%)	Value
Information Technology (13.9%) - continued
10,960	Rogers Corporation[a]	$1,190,475
19,030	Rudolph Technologies, Inc.[a]	434,835
45,700	Sanmina Corporation[a]	1,741,170
15,330	ScanSource, Inc.[a]	617,799
39,620	Semtech Corporation[a]	1,416,415
11,510	Shutterstock, Inc.[a]	507,361
10,370	SPS Commerce, Inc.[a]	661,191
22,990	Super Micro Computer, Inc.[a]	566,704
23,610	Sykes Enterprises, Inc.[a]	791,643
25,890	Synchronoss Technologies, Inc.[a]	425,891
9,360	TeleTech Holdings, Inc.	381,888
73,410	TiVo Corp	1,369,097
51,980	TTM Technologies, Inc.[a]	902,373
18,140	VASCO Data Security International, Inc.[a]	260,309
29,077	Veeco Instruments, Inc.[a]	809,794
138,150	Viavi Solutions, Inc.[a]	1,454,719
16,810	Virtusa Corporation[a]	494,214
14,690	XO Group, Inc.[a]	258,838
29,800	Xperi Corporation	888,040

	Total	61,365,933

Materials (5.1%)
17,920	A. Schulman, Inc.	573,440
18,310	AdvanSix, Inc.[a]	572,004
189,440	AK Steel Holding Corporation[a]	1,244,621
15,960	American Vanguard Corporation	275,310
19,210	Balchem Corporation	1,492,809
23,150	Boise Cascade Company[a]	703,760
30,690	Calgon Carbon Corporation	463,419
30,050	Century Aluminum Company[a]	468,179
9,890	Clearwater Paper Corporation[a]	462,358
6,400	Deltic Timber Corporation	477,824
32,410	Flotek Industries, Inc.[a]	289,745
13,740	FutureFuel Corporation	207,337
30,180	H.B. Fuller Company	1,542,500
5,810	Hawkins, Inc.	269,294
7,540	Haynes International, Inc.	273,777
25,340	Ingevity Corporation[a]	1,454,516
11,780	Innophos Holdings, Inc.	516,435
14,620	Innospec, Inc.	958,341
10,370	Kaiser Aluminum Corporation	917,952
53,030	KapStone Paper and Packaging Corporation	1,094,009
12,610	Koppers Holdings, Inc.[a]	455,852
18,800	Kraton Performance Polymers, Inc.[a]	647,472
12,270	LSB Industries, Inc.[a,b]	126,749
12,140	Materion Corporation	454,036
13,233	Myers Industries, Inc.	237,532
10,140	Neenah Paper, Inc.	813,735
5,440	Olympic Steel, Inc.	105,971
26,170	PH Glatfelter Company	511,362
8,090	Quaker Chemical Corporation	1,174,911
26,090	Rayonier Advanced Materials, Inc.[b]	410,135
18,510	Schweitzer-Mauduit International, Inc.	689,127
11,840	Stepan Company	1,031,738
38,687	SunCoke Energy, Inc.[a]	421,688
23,500	TimkenSteel Corporation[a]	361,195
15,430	Tredegar Corporation	235,307
8,980	US Concrete, Inc.[a]	705,379

	Total	22,639,819

Real Estate (6.7%)
51,028	Acadia Realty Trust	1,418,578
17,310	Agree Realty Corporation	794,010
24,990	American Assets Trust, Inc.	984,356
27,090	Armada Hoffler Properties, Inc.	350,816
43,892	CareTrust REIT, Inc.	813,758
102,570	CBL & Associates Properties, Inc.	864,665
45,710	Cedar Realty Trust, Inc.	221,693
23,170	Chatham Lodging Trust	465,485
36,150	Chesapeake Lodging Trust	884,590
20,660	CoreSite Realty Corporation	2,138,930
120,807	DiamondRock Hospitality Company	1,322,837
20,480	EastGroup Properties, Inc.	1,716,224
20,000	Forestar Group, Inc.[a]	343,000
36,273	Four Corners Property Trust, Inc.	910,815
64,860	Franklin Street Properties Corporation	718,649
16,261	Getty Realty Corporation	408,151
59,280	Government Properties Income Trust	1,085,417
25,150	Hersha Hospitality Trust	465,526
21,360	HFF, Inc.	742,687
35,800	Independence Realty Trust, Inc.	353,346
50,295	Kite Realty Group Trust	952,084
130,579	Lexington Realty Trust	1,294,038
23,820	LTC Properties, Inc.	1,224,110
26,756	National Storage Affiliates Trust	618,331
25,730	Parkway, Inc.	588,960
41,820	Pennsylvania REIT	473,402
11,810	PS Business Parks, Inc.	1,563,526
47,860	Ramco-Gershenson Properties Trust	617,394
10,670	RE/MAX Holdings, Inc.	598,054
66,170	Retail Opportunity Investments Corporation	1,269,802
39,410	Sabra Health Care REIT, Inc.	949,781
7,060	Saul Centers, Inc.	409,339
63,120	Summit Hotel Properties, Inc.	1,177,188
7,540	Universal Health Realty Income Trust	599,732
17,880	Urstadt Biddle Properties, Inc.	354,024

	Total	29,693,298

Telecommunications Services (0.9%)
6,470	ATN International, Inc.	442,807
25,396	Cincinnati Bell, Inc.[a]	496,492
24,740	Cogent Communications Holdings	992,074
30,580	Consolidated Communications Holdings, Inc.[b]	656,553
16,130	General Communication, Inc.[a]	591,003
49,420	Iridium Communications, Inc.[a,b]	546,091
14,430	Lumos Networks Corporation[a]	257,864
12,380	Spok Holdings, Inc.	219,126

	Total	4,202,010

Utilities (2.7%)
30,753	ALLETE, Inc.	2,204,375
22,080	American States Water Company	1,046,813
38,970	Avista Corporation	1,654,666
28,750	California Water Service Group	1,058,000
24,540	El Paso Electric Company	1,268,718
17,350	Northwest Natural Gas Company	1,038,397
48,080	South Jersey Industries, Inc.	1,642,894
29,090	Spire, Inc.	2,029,028

	Total	11,942,891

	Total Common Stock (cost $330,510,868)	433,188,905

	Collateral Held for Securities Loaned (6.0%)
26,659,443	Thrivent Cash Management Trust	26,659,443

	Total Collateral Held for Securities Loaned (cost $26,659,443)	26,659,443

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.8%)[c]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.830%, 7/5/2017[d]	$499,972
100,000	0.840%, 7/19/2017[d]	99,955
200,000	1.020%, 8/1/2017[d]	199,836
100,000	1.040%, 8/23/2017[d]	99,855
100,000	1.030%, 8/30/2017[d]	99,836
	Thrivent Core Short-Term Reserve Fund
1,994,842	1.240%	19,948,421

	Total Short-Term Investments (cost $20,947,833)	20,947,875

	Total Investments (cost $378,118,144) 108.7%	$480,796,223

	Other Assets and Liabilities, Net (8.7%)	(38,444,790)

	Total Net Assets 100.0%	$442,351,433

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions

Common Stock	$25,845,565

Total lending	$25,845,565
Gross amount payable upon return of collateral for securities loaned	$26,659,443

Net amounts due to counterparty	$813,878

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (11.2%)
12,760	Aaron’s, Inc.	$496,364
11,510	Adtalem Global Education, Inc.	436,804
11,150	AMC Networks, Inc.[a]	595,522
33,580	American Eagle Outfitters, Inc.	404,639
9,030	Big Lots, Inc.	436,149
9,925	Brinker International, Inc.	378,142
17,930	Brunswick Corporation	1,124,749
3,260	Buffalo Wild Wings, Inc.[a]	413,042
10,430	Cabela’s, Inc.[a]	619,751
950	Cable One, Inc.	675,355
15,880	Calatlantic Group, Inc.[b]	561,358
9,750	Carter’s, Inc.	867,262
9,040	Cheesecake Factory, Inc.	454,712
26,060	Chico’s FAS, Inc.	245,485
2,500	Churchill Downs, Inc.	458,250
21,370	Cinemark Holdings, Inc.	830,225
10,750	Cooper Tire & Rubber Company	388,075
4,860	Cracker Barrel Old Country Store, Inc.[b]	812,835
29,210	Dana, Inc.	652,259
6,460	Deckers Outdoor Corporation[a]	440,960
17,630	Dick’s Sporting Goods, Inc.	702,203
4,339	Dillard’s, Inc.[b]	250,317
9,740	Domino’s Pizza, Inc.	2,060,302
18,630	Dunkin’ Brands Group, Inc.	1,026,886
57,720	Gentex Corporation	1,094,948
940	Graham Holdings Company	563,671
5,470	Helen of Troy, Ltd.[a]	514,727
6,450	HSN, Inc.	205,755
5,100	International Speedway Corporation	191,505
5,960	Jack in the Box, Inc.	587,060
9,030	John Wiley and Sons, Inc.	476,332
25,920	Kate Spade & Company[a]	479,261
16,780	KB Home	402,217
26,960	Live Nation Entertainment, Inc.[a]	939,556
7,420	Meredith Corporation	441,119
21,120	Michaels Companies, Inc.[a]	391,142
6,920	Murphy USA, Inc.[a]	512,841
24,650	New York Times Company	436,305
700	NVR, Inc.[a]	1,687,427
104,190	Office Depot, Inc.	587,632
4,310	Panera Bread Company[a]	1,356,098
5,360	Papa John’s International, Inc.	384,634
11,790	Polaris Industries, Inc.[b]	1,087,392
8,350	Pool Corporation	981,709
27,710	Sally Beauty Holdings, Inc.[a]	561,127
37,990	Service Corporation International	1,270,765
27,020	Skechers USA, Inc.[a]	797,090
9,260	Sotheby’s Holdings, Inc.[a]	496,984
43,670	Tegna, Inc.	629,285
9,520	Tempur Sealy International, Inc.[a,b]	508,273
13,100	Texas Roadhouse, Inc.	667,445
9,650	Thor Industries, Inc.	1,008,618
29,870	Toll Brothers, Inc.	1,180,164
32,050	Tri Pointe Homes, Inc.[a]	422,740
10,200	Tupperware Brands Corporation	716,346
17,870	Urban Outfitters, Inc.[a]	331,310
38,584	Wendy’s Company	598,438
16,110	Williams-Sonoma, Inc.	781,335

	Total	38,622,897

Consumer Staples (3.6%)
88,120	Avon Products, Inc.[a]	334,856
1,860	Boston Beer Company, Inc.[a]	245,799
7,930	Casey’s General Stores, Inc.	849,382
18,370	Dean Foods Company	312,290
11,610	Edgewell Personal Care Company[a]	882,592
12,530	Energizer Holdings, Inc.	601,691
37,155	Flowers Foods, Inc.	643,153
20,910	Hain Celestial Group, Inc.[a]	811,726
14,460	Ingredion, Inc.	1,723,777
28,001	Lamb Weston Holdings, Inc.	1,233,164
3,950	Lancaster Colony Corporation	484,349
10,000	Nu Skin Enterprises, Inc.	628,400
13,310	Post Holdings, Inc.[a]	1,033,522
17,380	Snyder’s-Lance, Inc.	601,696
26,060	Sprouts Farmers Markets, Inc.[a]	590,780
3,592	Tootsie Roll Industries, Inc.[b]	125,181
11,390	TreeHouse Foods, Inc.[a]	930,449
10,010	United Natural Foods, Inc.[a]	367,367

	Total	12,400,174

Energy (2.9%)
35,760	Consol Energy, Inc.[a]	534,254
12,990	Diamond Offshore Drilling, Inc.[a,b]	140,682
7,690	Dril-Quip, Inc.[a]	375,272
19,710	Energen Corporation[a,b]	973,083
61,280	Ensco plc	316,205
32,140	Gulfport Energy Corporation[a]	474,065
35,720	HollyFrontier Corporation	981,228
19,010	Matador Resources Company[a]	406,244
57,570	Nabors Industries, Ltd.	468,620
19,890	Oceaneering International, Inc.	454,288
10,560	Oil States International, Inc.[a]	286,704
33,587	Patterson-UTI Energy, Inc.	678,121
22,150	PBF Energy, Inc.[b]	493,059
48,540	QEP Resources, Inc.[a]	490,254
25,490	Rowan Companies plc[a]	261,018
19,740	SM Energy Company	326,302
102,670	Southwestern Energy Company[a]	624,234
30,970	Superior Energy Services, Inc.[a]	323,017
13,950	World Fuel Services Corporation	536,377
80,600	WPX Energy, Inc.[a]	778,596

	Total	9,921,623

Financials (16.0%)
3,120	Alleghany Corporation[a]	1,855,776
14,915	American Financial Group, Inc.	1,482,104
12,120	Aspen Insurance Holdings, Ltd.	604,182
30,743	Associated Banc-Corp	774,724
16,880	BancorpSouth, Inc.	514,840
8,640	Bank of Hawaii Corporation	716,861
24,490	Bank of the Ozarks, Inc.	1,147,846
23,210	Brown & Brown, Inc.	999,655
15,230	Cathay General Bancorp	577,979
14,430	Chemical Financial Corporation	698,556
34,870	CNO Financial Group, Inc.	728,086
17,681	Commerce Bancshares, Inc.	1,004,811
11,510	Cullen/Frost Bankers, Inc.	1,080,904
29,180	East West Bancorp, Inc.	1,709,364
23,160	Eaton Vance Corporation	1,095,931
65,670	F.N.B. Corporation	929,887
8,000	FactSet Research Systems, Inc.	1,329,440
18,720	Federated Investors, Inc.	528,840
22,180	First American Financial Corporation	991,224
47,310	First Horizon National Corporation	824,140
35,370	Fulton Financial Corporation	672,030
101,360	Genworth Financial, Inc.[a]	382,127
17,080	Hancock Holding Company	836,920
8,620	Hanover Insurance Group, Inc.	763,991
25,560	Home BancShares, Inc.	636,444
11,760	International Bancshares Corporation	412,188
36,783	Janus Henderson Group plc[a,b]	1,217,885

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Financials (16.0%) - continued
9,850	Kemper Corporation	$380,210
17,160	Legg Mason, Inc.	654,826
7,570	MarketAxess Holdings, Inc.	1,522,327
14,460	MB Financial, Inc.	636,818
7,360	Mercury General Corporation	397,440
18,290	MSCI, Inc.	1,883,687
99,031	New York Community Bancorp, Inc.	1,300,277
49,550	Old Republic International Corporation	967,712
24,220	PacWest Bancorp	1,131,074
14,260	Pinnacle Financial Partners, Inc.	895,528
9,200	Primerica, Inc.	696,900
14,120	Prosperity Bancshares, Inc.	907,069
12,990	Reinsurance Group of America, Inc.	1,667,786
8,200	RenaissanceRe Holdings, Ltd.	1,140,210
26,940	SEI Investments Company	1,448,833
10,900	Signature Bank[a]	1,564,477
87,330	SLM Corporation[a]	1,004,295
13,830	Stifel Financial Corporation[a]	635,903
10,620	SVB Financial Group	1,866,890
24,730	Synovus Financial Corporation	1,094,055
34,700	TCF Financial Corporation	553,118
10,010	Texas Capital Bancshares, Inc.[a]	774,774
13,720	Trustmark Corporation	441,235
8,890	UMB Financial Corporation	665,505
44,550	Umpqua Holdings Corporation	817,938
21,170	United Bankshares, Inc.[b]	829,864
53,534	Valley National Bancorp	632,237
19,585	W.R. Berkley Corporation	1,354,695
18,147	Washington Federal, Inc.	602,480
18,690	Webster Financial Corporation	975,992
11,300	Wintrust Financial Corporation	863,772

	Total	54,824,662

Health Care (8.9%)
8,220	ABIOMED, Inc.[a]	1,177,926
15,410	Acadia Healthcare Company, Inc.[a,b]	760,946
17,620	Akorn, Inc.[a]	590,975
36,270	Allscripts Healthcare Solutions, Inc.[a]	462,805
4,200	Bio-Rad Laboratories, Inc.[a]	950,502
7,510	Bio-Techne Corporation	882,425
21,660	Bioverativ, Inc.[a]	1,303,282
25,150	Catalent, Inc.[a]	882,765
9,600	Charles River Laboratories International, Inc.[a]	971,040
40,210	Endo International plc[a]	449,146
14,560	Globus Medical, Inc.[a]	482,664
9,450	Halyard Health, Inc.[a]	371,196
18,090	HealthSouth Corporation	875,556
12,080	Hill-Rom Holdings, Inc.	961,689
10,940	INC Research Holdings, Inc.[a]	639,990
8,130	LifePoint Health, Inc.[a]	545,929
8,770	LivaNova plc[a]	536,812
9,160	Masimo Corporation[a]	835,209
11,390	Medidata Solutions, Inc.[a]	890,698
18,730	Mednax, Inc.[a]	1,130,730
8,580	Molina Healthcare, Inc.[a]	593,564
10,170	NuVasive, Inc.[a]	782,276
12,370	Owens & Minor, Inc.	398,190
10,240	PAREXEL International Corporation[a]	889,958
10,670	Prestige Brands Holdings, Inc.[a]	563,483
28,470	ResMed, Inc.	2,216,959
17,120	STERIS plc	1,395,280
9,050	Teleflex, Inc.	1,880,228
16,240	Tenet Healthcare Corporation[a,b]	314,082
9,120	United Therapeutics Corporation[a]	1,183,138
16,420	VCA Antech, Inc.[a]	1,515,730
8,960	Wellcare Health Plans, Inc.[a]	1,608,858
14,920	West Pharmaceutical Services, Inc.	1,410,238

	Total	30,454,269

Industrials (14.8%)
29,770	A.O. Smith Corporation	1,676,944
31,490	AECOM[a]	1,018,072
13,520	AGCO Corporation	911,113
16,820	Avis Budget Group, Inc.[a]	458,681
13,040	Carlisle Companies, Inc.	1,244,016
10,460	Clean Harbors, Inc.[a]	583,982
41,270	Copart, Inc.[a]	1,311,973
10,210	Crane Company	810,470
8,930	Curtiss-Wright Corporation	819,595
9,800	Deluxe Corporation	678,356
26,670	Donaldson Company, Inc.	1,214,552
7,450	Dun & Bradstreet Corporation	805,717
6,230	Dycom Industries, Inc.[a]	557,710
11,930	EMCOR Group, Inc.	779,983
8,840	EnerSys	640,458
6,060	Esterline Technologies Corporation[a]	574,488
15,910	First Solar, Inc.[a,b]	634,491
8,380	FTI Consulting, Inc.[a]	292,965
7,880	GATX Corporation	506,448
12,350	Genesee & Wyoming, Inc.[a]	844,617
11,220	Graco, Inc.	1,226,122
8,050	Granite Construction, Inc.	388,332
12,090	Herman Miller, Inc.	367,536
8,910	HNI Corporation	355,242
10,360	Hubbell, Inc.	1,172,441
9,371	Huntington Ingalls Industries, Inc.	1,744,505
15,400	IDEX Corporation	1,740,354
17,890	ITT Corporation	718,820
67,355	JetBlue Airways Corporation[a]	1,537,715
29,020	KBR, Inc.	441,684
16,310	Kennametal, Inc.	610,320
10,940	Kirby Corporation[a]	731,339
10,465	KLX, Inc.[a]	523,250
8,460	Landstar System, Inc.	724,176
7,720	Lennox International, Inc.	1,417,701
12,470	Lincoln Electric Holdings, Inc.	1,148,362
13,510	Manpower, Inc.	1,508,392
6,370	MSA Safety, Inc.	517,053
9,100	MSC Industrial Direct Company, Inc.	782,236
10,820	Nordson Corporation	1,312,682
21,880	NOW, Inc.[a]	351,830
14,000	Old Dominion Freight Line, Inc.	1,333,360
11,630	Orbital ATK, Inc.	1,143,927
15,060	Oshkosh Corporation	1,037,333
37,660	Pitney Bowes, Inc.	568,666
9,060	Regal-Beloit Corporation	738,843
19,368	Rollins, Inc.	788,471
10,770	Ryder System, Inc.	775,225
7,120	Teledyne Technologies, Inc.[a]	908,868
19,640	Terex Corporation	736,500
14,150	Timken Company	654,437
21,760	Toro Company	1,507,750
30,760	Trinity Industries, Inc.	862,203
4,560	Valmont Industries, Inc.	682,176
17,450	Wabtec Corporation[b]	1,596,675
6,140	Watsco, Inc.	946,788
9,090	Werner Enterprises, Inc.	266,791
11,170	Woodward, Inc.	754,869

	Total	50,987,605

Information Technology (17.2%)
21,780	3D Systems Corporation[a,b]	407,286

The accompanying Notes to Financial Statements are an integral part of this schedule.

154

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Information Technology (17.2%) - continued
23,870	ACI Worldwide, Inc.[a]	$533,972
15,910	Acxiom Corporation[a]	413,342
37,900	ARRIS International plc[a]	1,061,958
17,970	Arrow Electronics, Inc.[a]	1,409,207
25,330	Avnet, Inc.	984,830
8,600	Belden, Inc.	648,698
9,668	Blackbaud, Inc.	829,031
23,720	Broadridge Financial Solutions, Inc.	1,792,283
82,840	Brocade Communications Systems, Inc.	1,044,612
56,610	Cadence Design Systems, Inc.[a]	1,895,869
14,420	Cars.com Inc.[a]	384,005
29,300	CDK Global, Inc.	1,818,358
28,730	Ciena Corporation[a]	718,825
13,060	Cirrus Logic, Inc.[a]	819,123
17,370	Cognex Corporation	1,474,713
4,990	Coherent, Inc.[a]	1,122,700
8,440	CommVault Systems, Inc.[a]	476,438
19,010	Convergys Corporation	452,058
17,070	CoreLogic, Inc.[a]	740,496
19,630	Cree, Inc.[a]	483,879
66,660	Cypress Semiconductor Corporation	909,909
15,220	Diebold Nixdorf, Inc.	426,160
12,490	DST Systems, Inc.	770,633
6,260	Fair Isaac Corporation	872,706
30,180	Fortinet, Inc.[a]	1,129,939
20,380	GameStop Corporation	440,412
26,880	Integrated Device Technology, Inc.[a]	693,235
7,050	InterDigital, Inc.	544,965
7,590	IPG Photonics Corporation[a]	1,101,309
9,730	j2 Global, Inc.	827,926
36,830	Jabil Circuit, Inc.	1,075,068
15,670	Jack Henry & Associates, Inc.	1,627,643
37,400	Keysight Technologies, Inc.[a]	1,455,982
18,030	Knowles Corporation[a]	305,068
28,915	Leidos Holdings, Inc.	1,494,616
4,580	Littelfuse, Inc.	755,700
10,650	LogMeIn, Inc.	1,112,925
14,000	Manhattan Associates, Inc.[a]	672,840
13,030	MAXIMUS, Inc.	816,069
23,410	Microsemi Corporation[a]	1,095,588
7,680	Monolithic Power Systems, Inc.	740,352
21,462	National Instruments Corporation	863,202
24,440	NCR Corporation[a]	998,130
18,510	NetScout Systems, Inc.[a]	636,744
11,260	NeuStar, Inc.[a]	375,521
6,770	Plantronics, Inc.	354,139
23,300	PTC, Inc.[a]	1,284,296
41,558	Sabre Corporation	904,718
8,874	Science Applications International Corporation	616,033
8,540	Silicon Laboratories, Inc.[a]	583,709
6,910	Synaptics, Inc.[a]	357,316
5,920	SYNNEX Corporation	710,163
21,070	Take-Two Interactive Software, Inc.[a]	1,546,117
7,030	Tech Data Corporation[a]	710,030
26,520	Teradata Corporation[a]	782,075
40,320	Teradyne, Inc.	1,210,810
51,070	Trimble, Inc.[a]	1,821,667
6,770	Tyler Technologies, Inc.[a]	1,189,286
5,970	Ultimate Software Group, Inc.[a]	1,254,058
22,700	VeriFone Systems, Inc.[a]	410,870
21,860	Versum Materials, Inc.	710,450
10,730	ViaSat, Inc.[a]	710,326
26,920	Vishay Intertechnology, Inc.	446,872
7,620	WebMD Health Corporation[a]	446,913
7,820	WEX, Inc.[a]	815,391
10,700	Zebra Technologies Corporation[a]	1,075,564

	Total	59,195,128

Materials (7.4%)
21,930	Allegheny Technologies, Inc.[b]	373,029
12,580	AptarGroup, Inc.	1,092,699
12,670	Ashland Global Holdings, Inc.	835,080
18,560	Bemis Company, Inc.	858,400
12,650	Cabot Corporation	675,889
9,450	Carpenter Technology Corporation	353,714
37,150	Chemours Company	1,408,728
23,450	Commercial Metals Company	455,633
6,820	Compass Minerals International, Inc.[b]	445,346
12,660	Domtar Corporation	486,397
9,850	Eagle Materials, Inc.	910,337
5,220	Greif, Inc.	291,172
29,210	Louisiana-Pacific Corporation[a]	704,253
7,100	Minerals Technologies, Inc.	519,720
1,860	NewMarket Corporation	856,493
33,700	Olin Corporation	1,020,436
32,860	Owens-Illinois, Inc.[a]	786,011
18,960	Packaging Corporation of America	2,111,954
16,650	PolyOne Corporation	645,021
14,820	Reliance Steel & Aluminum Company	1,079,044
13,150	Royal Gold, Inc.	1,027,936
27,030	RPM International, Inc.	1,474,487
8,900	Scotts Miracle-Gro Company	796,194
9,000	Sensient Technologies Corporation	724,770
15,140	Silgan Holdings, Inc.	481,149
20,010	Sonoco Products Company	1,028,914
48,750	Steel Dynamics, Inc.	1,745,738
35,230	United States Steel Corporation[b]	779,992
41,263	Valvoline, Inc.	978,758
8,900	Worthington Industries, Inc.	446,958

	Total	25,394,252

Real Estate (9.6%)
9,320	Alexander & Baldwin, Inc.	385,662
27,140	American Campus Communities, Inc.	1,283,722
17,700	Camden Property Trust	1,513,527
16,930	Care Capital Properties, Inc.	452,031
24,020	CoreCivic, Inc.	662,472
20,140	Corporate Office Properties Trust	705,504
84,780	Cousins Properties, Inc.	745,216
15,800	CyrusOne, Inc.	880,850
18,590	DCT Industrial Trust, Inc.	993,450
29,700	Douglas Emmett, Inc.	1,134,837
72,120	Duke Realty Corporation	2,015,754
14,820	Education Realty Trust, Inc.	574,275
12,900	EPR Properties	927,123
23,730	First Industrial Realty Trust, Inc.	679,153
25,285	GEO Group, Inc.	747,677
23,490	Healthcare Realty Trust, Inc.	802,183
20,600	Highwoods Properties, Inc.	1,044,626
33,130	Hospitality Properties Trust	965,739
9,130	Jones Lang LaSalle, Inc.	1,141,250
19,910	Kilroy Realty Corporation	1,496,236
16,750	Lamar Advertising Company	1,232,297
22,790	LaSalle Hotel Properties	679,142
29,760	Liberty Property Trust	1,211,530
9,400	Life Storage, Inc.	696,540
18,140	Mack-Cali Realty Corporation	492,320
73,347	Medical Properties Trust, Inc.	943,976
30,030	National Retail Properties, Inc.	1,174,173
39,680	Omega Healthcare Investors, Inc.	1,310,234

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Real Estate (9.6%) - continued
8,197	Potlatch Corporation	$374,603
18,850	Quality Care Properties, Inc.[a]	345,143
25,932	Rayonier, Inc. REIT	746,064
47,810	Senior Housing Property Trust	977,236
19,400	Tanger Factory Outlet Centers, Inc.	504,012
12,220	Taubman Centers, Inc.	727,701
31,880	Uniti Group, Inc.	801,463
20,000	Urban Edge Properties	474,600
37,470	Washington Prime Group, Inc.	313,624
23,840	Weingarten Realty Investors	717,584

	Total	32,873,529

Telecommunications Services (0.2%)
237,890	Frontier Communications Corporation[b]	275,952
18,965	Telephone & Data Systems, Inc.	526,279

	Total	802,231

Utilities (5.3%)
35,902	Aqua America, Inc.	1,195,537
21,210	Atmos Energy Corporation	1,759,369
10,810	Black Hills Corporation	729,351
43,483	Great Plains Energy, Inc.	1,273,182
21,960	Hawaiian Electric Industries, Inc.	711,065
10,170	IDACORP, Inc.	868,009
39,355	MDU Resources Group, Inc.	1,031,101
17,350	National Fuel Gas Company[b]	968,824
17,440	New Jersey Resources Corporation	692,368
9,780	NorthWestern Corporation	596,776
40,350	OGE Energy Corporation	1,403,776
10,590	ONE Gas, Inc.	739,288
16,055	PNM Resources, Inc.	614,104
9,640	Southwest Gas Holdings, Inc.	704,298
34,950	UGI Corporation	1,691,930
16,730	Vectren Corporation	977,701
28,680	Westar Energy, Inc.	1,520,614
10,340	WGL Holdings, Inc.	862,666

	Total	18,339,959

	Total Common Stock (cost $272,821,950)	333,816,329

	Collateral Held for Securities Loaned (3.6%)
12,440,069	Thrivent Cash Management Trust	12,440,069

	Total Collateral Held for Securities Loaned (cost $12,440,069)	12,440,069

Shares or Principal Amount	Short-Term Investments (3.0%)[c]
	Federal Home Loan Bank Discount Notes
300,000	0.860%, 7/26/2017[d]	299,808
1,400,000	1.032%, 8/16/2017[d]	1,398,254
	Thrivent Core Short-Term Reserve Fund
851,025	1.240%	8,510,247

	Total Short-Term Investments (cost $10,208,221)	10,208,309

	Total Investments (cost $295,470,240) 103.7%	$356,464,707

	Other Assets and Liabilities, Net (3.7%)	(12,883,423)

	Total Net Assets 100.0%	$343,581,284

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions

Common Stock	$12,034,031

Total lending	$12,034,031
Gross amount payable upon return of collateral for securities loaned	$12,440,069

Net amounts due to counterparty	$406,038

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
Australia (5.3%)
96,746	Adelaide Brighton, Ltd.	$418,499
84,907	Altium, Ltd.	559,175
22,186	Ansell, Ltd.	404,587
246,111	Aristocrat Leisure, Ltd.	4,266,804
590,110	Australia & New Zealand Banking Group, Ltd.	13,024,694
373,537	Australian Pharmaceutical Industries, Ltd.	546,707
165,913	BHP Billiton, Ltd.	2,957,213
277,521	BlueScope Steel, Ltd.	2,809,632
69,453	Breville Group, Ltd.	557,790
601,212	Charter Hall Group	2,539,916
336,619	Coca-Cola Amatil, Ltd.	2,388,696
35,470	Cochlear, Ltd.	4,236,432
4,091	Corporate Travel Management, Ltd.	72,130
271,266	Costa Group Holdings, Ltd.	1,011,970
62,168	CSL, Ltd.	6,597,859
1,579,723	CSR, Ltd.	5,134,093
465,235	Downer EDI, Ltd.	2,291,696
288,939	FlexiGroup, Ltd.	405,029
829,340	Fortescue Metals Group, Ltd.	3,319,919
298,104	Genworth Mortgage Insurance Australia, Ltd.	671,005
29,321	GrainCorp, Ltd.	213,446
41,905	GUD Holdings, Ltd.	415,734
41,240	GWA Group, Ltd.	99,792
863,740	Harvey Norman Holdings, Ltd.[a]	2,536,358
777,411	Investa Office Fund	2,621,245
104,380	IOOF Holdings, Ltd.	786,383
49,469	Macquarie Group, Ltd.	3,364,075
2,561,481	Metcash, Ltd.[a,b]	4,725,298
59,013	Mineral Resources, Ltd.	491,776
1,800,264	Mirvac Group	2,943,862
58,789	Monadelphous Group, Ltd.	631,761
560,400	Myer Holdings, Ltd.[a]	359,689
20,720	Nanosonics, Ltd.[b]	40,460
1,075,761	Orora, Ltd.	2,364,065
95,953	OZ Minerals, Ltd.	546,201
54,153	Perpetual, Ltd.	2,324,450
671,171	Qantas Airways, Ltd.	2,950,155
134,494	Regis Resources, Ltd.	391,403
244,820	Resolute Mining, Ltd.	224,549
96,392	Rio Tinto, Ltd.	4,684,508
40,416	Seven Group Holdings, Ltd.	340,029
229,434	Sigma Healthcare, Ltd.	157,802
46,503	Sims Metal Management, Ltd.	541,441
8,853	Sirtex Medical, Ltd.	110,578
1,586,757	South32, Ltd.	3,267,929
1,070,383	Southern Cross Media Group, Ltd.	1,024,066
154,636	St Barbara, Ltd.[b]	346,447
239,035	Telstra Corporation, Ltd.	789,801
464,222	Treasury Wine Estates, Ltd.	4,694,177
739,282	Vita Group, Ltd.	630,570
813,490	Whitehaven Coal, Ltd.[b]	1,794,070

	Total	100,625,966

Austria (0.8%)
2,272	BUWOG AG	65,277
18,515	Lenzing AG	3,317,957
177,550	OMV AG	9,222,438
8,916	S IMMO AG	129,443
52,737	Telekom Austria AG	415,277
40,097	UNIQA Insurance Group AG	374,009
33,998	Verbund AG	648,468
20,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	570,163
13,078	Voestalpine AG	609,564

	Total	15,352,596

Belgium (1.3%)
35,535	Agfa-Gevaert NVb	172,898
30,243	Anheuser-Busch InBev NV	3,340,302
5,109	Barco NV	524,478
1,981	Compagnie d’ Entreprises CFE	280,695
5,256	Gimv NV	318,347
16,419	Melexis NV	1,348,236
17,573	Mobistar SA	411,457
55,944	NV Bekaert SA	2,846,141
154,978	Proximus SA	5,424,149
19,406	SA D’Ieteren NV	906,814
70,276	Solvay SA	9,431,846
10,068	Tessenderlo Group[b]	432,948

	Total	25,438,311

Bermuda (<0.1%)
2,448,000	G-Resources Group, Ltd.[b]	35,744
5,404	Stolt-Nielsen, Ltd.	76,056

	Total	111,800

Brazil (1.5%)
642,300	Ambev SA	3,565,425
816,830	Banco Bradesco SA ADR	6,943,055
200,333	BRF SA	2,365,609
608,569	Lojas Renner SA	5,051,661
174,982	Multiplan Empreendimentos Imobiliarios SA	3,447,984
258,000	Ultrapar Participacoes SA ADR	6,070,740
86,490	Vale SA ADR	756,787

	Total	28,201,261

Canada (3.1%)
31,880	ATCO, Ltd.	1,246,634
37,826	Bank of Montreal	2,777,446
336,655	Birchcliff Energy, Ltd.	1,586,183
208,514	CAE, Inc.	3,595,291
29,872	Canadian Imperial Bank of Commerce	2,427,676
92,746	Canadian National Railway Company	7,525,242
27,820	Canadian Utilities, Ltd.	893,938
77,660	CGI Group, Inc.[b]	3,968,038
70,097	Dollarama, Inc.	6,697,809
96,726	Ensign Energy Services, Inc.	516,896
154,042	Finning International, Inc.	3,019,547
40,907	Genworth MI Canada, Inc.[a]	1,125,510
81,099	IGM Financial, Inc.[a]	2,515,270
58,800	Loblaw Companies, Ltd.	3,271,000
131,032	Manulife Financial Corporation	2,456,345
60,112	Mullen Group, Ltd.	741,666
47,834	Premium Brands Holdings Corporation[a]	3,431,890
72,650	Restaurant Brands International, Inc.	4,545,667
151,599	Teck Resources, Ltd.	2,627,965
13,600	TMX Group, Ltd.	739,987
202,500	Veresen, Inc.[a]	2,863,857

	Total	58,573,857

Cayman Islands (0.4%)
4,119,680	WH Group, Ltd.[c]	4,159,936
2,904,000	Xinyi Glass Holdings Company, Ltd.	2,874,451

	Total	7,034,387

Chile (0.3%)
139,315	Banco Santander Chile SA ADR	3,539,994
336,038	S.A.C.I. Falabella	2,752,087

	Total	6,292,081

The accompanying Notes to Financial Statements are an integral part of this schedule.

157

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
China (0.1%)
2,578,000	PetroChina Company, Ltd.	$1,577,145

	Total	1,577,145

Denmark (1.6%)
2,112	A P Moller - Maersk AS, Class A	4,029,899
4,236	A P Moller - Maersk AS, Class B	8,529,239
2,007	Aktieselskabet Schouw & Company	215,372
71,334	Danske Bank AS	2,744,439
28,948	DFDS AS	1,543,246
107,071	GN Store Nord AS	3,126,365
12,442	Jyske Bank AS	720,691
14,292	Royal Unibrew AS	685,584
21,402	Scandinavian Tobacco Group ASc	348,462
41,494	Spar Nord Bank AS	544,184
63,926	Sydbank AS	2,409,583
57,233	Vestas Wind Systems AS	5,286,460

	Total	30,183,524

Faroe Islands (0.1%)
26,677	Bakkafrost PF	1,004,534

	Total	1,004,534

Finland (1.4%)
19,399	Cramo Oyj	580,503
30,360	Elisa Oyj	1,177,732
57,475	Kemira Oyj	726,036
13,137	Konecranes Oyj	556,194
34,778	Orion Oyj, Class A	2,215,055
49,216	Orion Oyj, Class B	3,143,965
53,721	Ramirent Oyj	541,787
521,854	UPM-Kymmene Oyj	14,880,549
110,954	Valmet Oyj	2,155,980

	Total	25,977,801

France (4.9%)
256,720	Air France-KLM[b]	3,664,586
5,227	Alten SA	431,109
39,618	Amundi SAc	2,870,591
27,697	AtoS	3,886,191
297,364	AXA SA	8,142,839
4,578	Beneteau SA	79,190
28,916	Cap Gemini SA	2,987,102
80,935	CNP Assurances	1,816,688
173,304	Engie	2,615,812
7,209	Euler Hermes Group	856,313
6,133	Eurofins Scientific SE	3,460,278
258,393	Eutelsat Communications	6,592,886
21,969	Ipsos SA	824,270
3,140	Kaufman & Broad SA	139,944
15,035	Kering SA	5,119,608
30,213	LVMH Moet Hennessy Louis Vuitton SE	7,554,940
34,709	Metropole Television SA	806,980
35,331	Neopost SA	1,640,742
29,948	Nexity SA	1,738,159
155,436	Orange SA	2,473,756
114,738	Sanofi	10,994,215
23,000	SCOR SE	913,741
42,442	Societe Generale	2,288,719
14,977	Sodexo SA	1,935,667
20,845	SPIE SA	626,140
6,928	Tarkett SA	322,000
30,244	Thales SA	3,254,997
273,780	Total SA	13,592,388
57,280	Veolia Environnement SA	1,211,851
3,713	Vilmorin & Cie SA	302,115

	Total	93,143,817

Germany (6.0%)
73,418	Aareal Bank AG	2,915,086
23,644	Adidas AG	4,533,718
27,325	ADVA Optical Networking SEb	282,434
59,473	Allianz SE	11,736,554
50,843	Alstria Office REIT AG	687,578
2,599	Amadeus Fire AG	228,274
81,316	Bayer AG	10,539,404
2,169	bet-at-home.com AG	314,858
41,437	Covestro AGc	3,003,942
803	Deutsche Beteiligungs AG	35,815
136,696	Deutsche Pfandbriefbank AGc	1,690,595
145,803	Deutsche Post AG	5,473,201
116,048	Deutz AG	980,260
77,119	E.ON SE	728,002
223,056	Evonik Industries AG	7,139,092
198,038	Evotec AGb	3,165,685
83,599	Fresenius SE & Company KGaA	7,177,235
29,766	Gerresheimer AG	2,395,681
24,094	Hamburger Hafen und Logistik AG	527,472
24,777	Hannover Rueckversicherung SE	2,976,059
6,886	Homag Group AG	467,173
7,407	Indus Holding AG	525,392
1,764	Isra Vision AG	300,028
42,136	Jenoptik AG	1,107,700
15,607	Jungheinrich AG	571,894
9,239	Koenig & Bauer AG	626,260
46,699	Merck KGaA	5,650,531
8,658	Muenchener Rueckversicherungs- Gesellschaft AG	1,751,975
32,429	Rheinmetall AG	3,086,717
107,068	SAP SE	11,206,976
123,477	Siemens AG	16,984,785
43,379	Software AG	1,902,614
126,741	TAG Immobilien AG	1,996,274
11,235	Takkt AG	280,894
12,524	Zeal Network SE	378,608

	Total	113,368,766

Hong Kong (2.9%)
1,403,800	AIA Group, Ltd.	10,270,707
539,000	Champion REIT	343,091
574,000	Cheung Kong Property Holdings, Ltd.	4,491,712
825,300	China Mobile, Ltd.	8,749,668
239,000	CITIC Telecom International Holdings, Ltd.	76,505
24,000	Great Eagle Holdings, Ltd.	122,037
1,304,000	Hang Lung Group, Ltd.	5,395,425
180,000	Hang Lung Properties, Ltd.	449,846
105,679	Hong Kong Exchanges and Clearing, Ltd.	2,730,153
163,000	Hopewell Holdings, Ltd.	620,843
1,760,000	Melco International Development, Ltd.	4,708,649
1,598,544	PCCW, Ltd.	908,474
324,000	Shun Tak Holdings, Ltd.[b]	148,978
564,880	Sino Land Company, Ltd.	925,490
495,000	Sun Hung Kai Properties, Ltd.	7,271,637
105,000	Sunlight Real Estate Investment Trust	68,840
226,000	Swire Pacific, Ltd.	2,206,135
507,500	Swire Pacific, Ltd., Class B	887,784
347,700	Swire Properties, Ltd.	1,146,164
1,272,000	Truly International Holdings, Ltd.[a]	439,547
438,000	Wharf Holdings, Ltd.	3,624,313

	Total	55,585,998

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
Hungary (0.2%)
146,000	Richter Gedeon Nyrt	$3,816,941

	Total	3,816,941

India (2.5%)
82,840	Grasim Industries, Ltd.	1,590,541
40,000	Grasim Industries, Ltd. GDR	769,600
80,600	Hero Motocorp, Ltd.	4,611,866
277,000	Hindustan Unilever, Ltd.	4,625,034
464,741	Housing Development Finance Corporation	11,606,450
164,216	Infosys, Ltd.	2,376,987
1,742,313	ITC, Ltd.	8,715,812
183,400	Kotak Mahindra Bank, Ltd.	2,710,048
84,403	Tata Consultancy Services, Ltd.	3,082,902
114,696	Ultra Tech Cement, Ltd.	7,021,524
4,570	Ultra Tech Cement, Ltd. GDR[b]	279,916

	Total	47,390,680

Indonesia (0.8%)
12,512,900	Astra International Tbk PT	8,383,610
2,335,400	Indocement Tunggal Prakarsa Tbk PT	3,227,453
2,037,600	PT Bank Central Asia Tbk	2,778,917

	Total	14,389,980

Ireland (0.5%)
125,921	CRH plc	4,463,068
34,000	Seagate Technology plc	1,317,500
285,263	United Drug plc	3,217,528

	Total	8,998,096

Israel (0.4%)
35,569	Check Point Software Technologies, Ltd.[b]	3,879,866
623,734	El Al Israel Airlines, Ltd.	573,377
52,597	Shufersal, Ltd.	275,926
97,630	Teva Pharmaceutical Industries, Ltd. ADR	3,243,268

	Total	7,972,437

Italy (1.5%)
1,205,718	A2A SPA	2,004,811
36,591	Amplifon SPA	482,861
29,714	Ascopiave SPA	118,104
1,991	ASTM SPA	34,406
25,169	Banca Generali SPA	751,051
2,915	Banca IFIS SPA	118,498
67,098	Banca Popolare Di Sondrio SCRL	265,474
25,116	Biesse SPA	902,993
57,139	Cerved Information Solutions SPA	613,060
20,594	De’Longhi	646,054
72,699	DiaSorin SPA	5,583,991
22,001	EL En SPA	699,753
324,921	Enav SPA[c]	1,401,239
579,002	Enel SPA	3,105,482
59,746	Interpump Group SPA	1,634,743
285,362	Iren SPA	660,980
4,018	Italmobiliare SPA	109,814
276,673	Poste Italiane SPA[c]	1,897,149
110,212	Recordati SPA	4,471,218
57,669	Saras SPA	134,417
112,538	Snam SPA	491,135
132,191	Societa Cattolica di Assicurazioni SCRL	1,028,386
38,788	Societa Iniziative Autostradali e Servizi SPA	427,734

	Total	27,583,353

Japan (18.5%)
69,300	Adeka Corporation	1,058,766
50,900	Aisin Seiki Company, Ltd.	2,616,597
14,000	Alpine Electronics, Inc.	210,044
68,800	Asahi Glass Company, Ltd.	2,905,619
6,100	Asahi Holdings, Inc.	100,401
54,300	Asatsu-DK, Inc.	1,361,561
24,200	ASKA Pharmaceutical Company, Ltd.	363,452
3,100	Ateam, Inc.	82,236
49,300	Avex Group Holdings, Inc.	661,569
29,000	Azbil Corporation	1,104,021
58,400	Bandai Namco Holdings, Inc.	1,995,373
7,500	BML, Inc.	145,942
320,500	Bridgestone Corporation	13,855,719
118,300	Brother Industries, Ltd.	2,740,186
25,700	Canon Electronics, Inc.	526,576
21,100	Canon Marketing Japan, Inc.	481,001
115,500	Canon, Inc.	3,928,769
51,400	Capcom Company, Ltd.	1,219,986
15,500	Cawachi, Ltd.	375,345
6,100	Chiyoda Integre Company, Ltd.	121,119
81,300	Citizen Watch Company, Ltd.	572,056
12,300	CKD Corporation	188,324
91,100	Daicel Corporation	1,138,638
10,000	Daiichi Jitsugyo Company, Ltd.	54,672
174,800	Daiichi Sankyo Company, Ltd.	4,125,789
5,300	Daiichikosho Company, Ltd.	248,948
71,000	Daishi Bank, Ltd.	327,868
29,100	Daiwa House Industry Company, Ltd.	995,964
137,900	DCM Holdings Company, Ltd.	1,209,970
30,900	DIP Corporation	628,593
35,900	Doutor Nichires Holdings Company, Ltd.	762,283
91,608	DOWA Holdings Company, Ltd.	694,847
111,800	DTS Corporation	3,434,726
19,700	Earth Chemical Company, Ltd.	1,015,080
1,500	Eiken Chemical Company, Ltd.	45,349
13,700	EIZO Corporation	539,686
34,100	EPS Holdings, Inc.	534,846
9,100	Exedy Corporation	257,275
9,800	Fancl Corporation	180,154
125,200	Financial Products Group Company, Ltd.	1,196,062
75,000	Foster Electric Company, Ltd.	1,296,670
39,400	Fuji Machine Manufacturing Company, Ltd.	569,904
17,800	Fuji Oil Holdings, Inc.	411,752
11,000	Fuji Pharma Company, Ltd.	374,136
19,800	Fuji Soft, Inc.	560,701
11,800	Fujibo Holdings, Inc.	331,465
28,800	Fujitec Company, Ltd.	377,701
669,000	Fujitsu, Ltd.	4,948,102
1,131,000	Fukuoka Financial Group, Inc.	5,396,240
19,500	Geo Holdings Corporation	202,372
18,500	Glory, Ltd.	607,605
33,700	Goldcrest Company, Ltd.	746,829
397	Hankyu REIT, Inc.	489,919
325,700	Haseko Corporation	3,966,176
419	Heiwa Real Estate REIT, Inc.	325,794
808,019	Hiroshima Bank, Ltd.	3,596,828
8,400	HIS Company, Ltd.	253,174
78,300	Hitachi High-Technologies Corporation	3,049,232
6,100	Hitachi Maxell, Ltd.	125,064
538,000	Hitachi, Ltd.	3,317,142
567,700	Honda Motor Company, Ltd.	15,553,891
21,000	Hyakujushi Bank, Ltd.	69,548
5,000	IBIDEN Company, Ltd.	86,473

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
Japan (18.5%) - continued
387	Industrial & Infrastructure Fund Investment Corporation	$1,755,227
32,300	INES Corporation	323,638
367	Invincible Investment Corporation	157,664
3,900	ITO EN, Ltd.	142,388
420,500	ITOCHU Corporation	6,260,794
6,000	Itoham Yonekyu Holdings, Inc.	54,449
2,400	JAFCO Company, Ltd.	97,047
78,300	Japan Airlines Company, Ltd.	2,425,396
53,000	Japan Aviation Electronics Industry, Ltd.	735,437
343	Japan Rental Housing Investments, Inc.	253,114
203,600	JTEKT Corporation	2,996,045
326,600	JVC Kenwood Corporation	975,477
6,400	Kaga Electronics Company, Ltd.	131,378
4,100	Kanematsu Electronics, Ltd.	126,130
68,800	Kao Corporation	4,090,734
89,500	KDDI Corporation	2,367,063
25,900	Keihin Corporation	354,844
408	Kenedix Office Investment Corporation	2,175,567
149	Kenedix Residential Investment Corporation	371,059
138,300	Kinden Corporation	2,232,909
147,000	KITZ Corporation	1,373,956
10,900	Kiyo Bank, Ltd.	189,145
6,800	Koei Tecmo Holdings Company, Ltd.	135,149
39,100	Kohnan Shoji Company, Ltd.	729,022
92,000	Kokuyo Company, Ltd.	1,256,922
403,700	Konica Minolta Holdings, Inc.	3,368,011
88,000	Konoike Transport Company, Ltd.	1,202,083
147,800	K’s Holdings Corporation[a]	2,889,789
62,000	Kurabo Industries, Ltd.	143,025
276,400	Kuraray Company, Ltd.	5,032,980
67,600	Kyoei Steel, Ltd.	1,121,959
12,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	204,687
22,300	Kyokuto Securities Company, Ltd.	320,051
7,200	KYORIN Holdings, Inc.	159,964
4,400	Kyoritsu Maintenance Company, Ltd.	128,152
400	LaSalle Logiport REIT	403,008
303,800	Leopalace21 Corporation	1,889,852
41,000	Maeda Corporation	452,438
229,000	Makino Milling Machine Company, Ltd.	1,902,637
7,800	Mandom Corporation	423,174
139,600	Marubeni Corporation	904,420
19,000	Maruwa Company, Ltd.	786,341
7,000	Marvelous, Inc.	69,105
34,300	Matsumotokiyoshi Holdings Company, Ltd.	1,953,875
117,100	Mazda Motor Corporation	1,645,126
14,400	Meiko Network Japan Company, Ltd.	192,008
48,600	MIRAIT Holdings Corporation	546,644
288,400	Mitsubishi Chemical Holdings Corporation	2,402,878
278,600	Mitsubishi Corporation	5,856,456
254,000	Mitsubishi Heavy Industries, Ltd.	1,045,758
2,245,400	Mitsubishi UFJ Financial Group, Inc.	15,145,332
202,400	Mitsui & Company, Ltd.	2,897,525
6,200	Mitsui Sugar Company, Ltd.	179,621
5,867,400	Mizuho Financial Group, Inc.	10,757,724
6,000	Mizuno Corporation	34,236
8,100	Modec, Inc.	180,520
331,000	Morinaga Milk Industry Company, Ltd.	2,516,562
115,463	MS and AD Insurance Group Holdings, Inc.	3,894,417
5,100	Musashino Bank, Ltd.	157,030
41,400	Namura Shipbuilding Company, Ltd.	244,793
17,600	NEC Networks & System Integration Corporation	383,025
121,200	Net One Systems Company, Ltd.	1,150,614
67,000	NICHIAS Corporation	775,040
9,900	Nichicon Corporation	106,619
113,700	Nichirei Corporation	3,188,336
52,700	Nikkiso Company, Ltd.	507,622
21,400	Nikkon Holdings Company, Ltd.	496,303
59,300	Nikon Corporation	950,529
89,800	Nippon Electric Glass Company, Ltd.	3,275,688
891,700	Nippon Light Metal Holdings Company, Ltd.	2,122,523
21,900	Nippon Shokubai Company, Ltd.	1,414,592
56,000	Nippon Soda Company, Ltd.	310,506
217,600	Nippon Suisan Kaisha, Ltd.	1,275,214
279,800	Nippon Telegraph & Telephone Corporation	13,207,708
38,700	Nippon Thompson Company, Ltd.	205,350
64,200	Nipro Corporation	837,940
495,000	Nishimatsu Construction Company, Ltd.	2,628,760
83,505	Nissan Motor Company, Ltd.	833,792
155,000	Nisshin Oillio Group, Ltd.	909,110
15,500	Nisshinbo Holdings, Inc.	157,710
41,900	Nissin Electric Company, Ltd.	445,243
200	Nittetsu Mining Company, Ltd.	10,783
30,717	Nitto Kogyo Corporation	485,984
3,600	Noevir Holdings Company, Ltd.	183,537
23,700	Noritz Corporation	471,141
140,400	North Pacific Bank, Ltd.	493,065
38,200	NSD Company, Ltd.	688,868
72,100	NTT DOCOMO, Inc.	1,705,214
252,700	Obayashi Corporation	2,977,344
6,900	Oiles Corporation	122,235
27,345	Okinawa Electric Power Company, Inc.	625,526
47,100	Open House Company, Ltd.	1,453,400
1,600,000	Osaka Gas Company, Ltd.	6,551,749
5,400	OUTSOURCING Inc.	263,597
34,800	Paltac Corporation	1,172,755
29,400	Paramount Bed Holdings Company, Ltd.	1,285,928
3,500	Pilot Corporation	149,062
28,900	Plenus Company, Ltd.	610,408
13,000	Relo Group, Inc.	253,097
20,900	Resorttrust, Inc.	385,647
5,900	Riken Vitamin Company, Ltd.	231,033
119,200	Round One Corporation	1,128,540
67,000	Ryobi, Ltd.	273,317
46,800	Saizeriya Company, Ltd.	1,362,591
69,000	Sankyu, Inc.	451,412
18,700	Sawai Pharmaceutical Company, Ltd.	1,050,235
41,100	SCREEN Holdings Company, Ltd.	2,749,283
1,013	Sekisui House Residential Investment Corporation	1,066,363
221,200	Sekisui House, Ltd.	3,909,401
72,400	Senko Group Holdings Company, Ltd.	471,445
251,700	Senshu Ikeda Holdings, Inc.	1,064,792
4,500	Shikoku Electric Power Company	53,119
61,000	Shindengen Electric Manufacturing Company, Ltd.	332,160
179,100	Shinko Electric Industries Company, Ltd.	1,522,156

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
Japan (18.5%) - continued
149,000	ShinMaywa Industries, Ltd.	$1,259,539
27,300	Ship Healthcare Holdings, Inc.	850,451
115,000	Shizuoka Bank, Ltd.	1,042,973
13,800	Showa Denko KK	321,796
28,000	Skylark Company, Ltd.	402,296
5,000	SMK Corporation	19,190
102,900	SoftBank Group Corporation	8,364,756
938,200	Sojitz Corporation	2,309,548
65,400	Square ENIX Holdings Company, Ltd.	2,143,284
5,600	STUDIO ALICE Company, Inc.	114,229
43,700	Subaru Corporation	1,481,782
145,000	Sumitomo Bakelite Company, Ltd	1,025,372
286,340	Sumitomo Corporation	3,733,924
568,000	Sumitomo Heavy Industries, Ltd.	3,769,038
89,800	Sumitomo Mitsui Financial Group, Inc.	3,506,193
127,100	Sumitomo Mitsui Trust Holdings, Inc.	4,565,342
103,700	Sumitomo Rubber Industries, Ltd.	1,756,213
4,600	Sumitomo Seika Chemicals Company, Ltd.	226,202
27,900	Sun Frontier Fudousan Co., Ltd.	280,552
96,700	Suzuki Motor Corporation	4,606,592
17,000	Taihei Dengyo Kaisha, Ltd.	196,416
24,400	Taiho Kogyo Company, Ltd.	309,137
8,500	Taiyo Yuden Company, Ltd.	134,295
11,700	Takara Leben Company, Ltd.	52,566
12,900	TANSEISHA Co., Ltd.	137,512
21,400	Tatsuta Electric Wire and Cable Company, Ltd.	130,148
58,100	Teijin, Ltd.	1,121,161
98,100	Temp Holdings Company, Ltd.	1,843,122
84,400	Toagosei Company, Ltd.	1,100,905
56,100	Tokai Rika Company, Ltd.	1,037,875
4,000	Token Corporation	492,428
30,900	Tokyo Electron, Ltd.	4,177,463
34,900	Tokyo Seimitsu Company, Ltd.	1,125,880
837	Tokyu REIT, Inc.	1,016,530
4,900	Topy Industries, Ltd.	146,389
43,000	Tosei Corporation	305,825
210,000	Toshiba Machine Company, Ltd.	944,995
48,300	Toyoda Gosei Company, Ltd.	1,157,338
69,800	Toyota Motor Corporation	3,668,932
87,000	Tsubakimoto Chain Company	753,420
13,800	Tsumura & Company	560,533
101,000	UACJ Corporation	277,413
85,100	ULVAC, Inc.	4,106,276
36,900	Unipres Corporation	823,969
5,100	Wakita & Company, Ltd.	59,269
10,000	Warabeya Nichiyo Holdings Company, Ltd.	276,048
66,000	West Japan Railway Company	4,669,869
22,500	Yamato Kogyo Company, Ltd.	577,973
30,500	Yodogawa Steel Works, Ltd.	807,476
39,700	Zenkoku Hosho Company, Ltd.	1,625,473
4,000	ZEON Corporation	42,815

	Total	349,620,999

Jersey (0.1%)
39,319	Janus Henderson Group plc[a,b]	1,301,852

	Total	1,301,852

Luxembourg (0.8%)
163,634	Arcelor Mittal[b]	3,711,734
62,760	B&M European Value Retail SA	277,080
1,258	Millicom International Cellular SA	74,408
6,661	Oriflame Holdings AG	250,320
533,434	Subsea 7 SA	7,192,526
123,000	Tenaris SA ADR	3,830,220

	Total	15,336,288

Malaysia (0.2%)
710,400	Public Bank Berhad	3,362,371

	Total	3,362,371

Mexico (1.1%)
83,000	Fomento Economico Mexicano SAB de CV ADR	8,162,220
21,100	Grupo Aeroportuario del Sureste SAB de CV ADR	4,439,440
1,272,594	Grupo Financiero Banorte SAB de CV ADR	8,074,341
259,000	Organizacion Soriana SAB de CVb	603,662

	Total	21,279,663

Netherlands (2.0%)
14,782	Aalberts Industries NV	588,210
348,810	ABN AMRO Group NVc	9,240,642
489,963	Aegon NV	2,507,592
38,103	BE Semiconductor Industries NV	2,037,581
9,536	Corbion NV	304,985
19,888	Euronext NVc	1,032,884
41,841	Ferrari NV	3,600,474
23,323	ING Groep NV	402,620
83,388	Koninklijke Boskalis Westminster NV	2,708,112
76,081	NN Group NV	2,699,592
42,867	RELX NV	883,783
196,565	Unilever NV	10,850,764

	Total	36,857,239

New Zealand (<0.1%)
248,287	Air New Zealand, Ltd.	593,258

	Total	593,258

Norway (1.0%)
11,866	Aker ASA	389,652
108,846	Aker BP ASA	1,611,735
11,554	Austevoll Seafood ASA	98,194
31,005	Borregaard ASA	382,671
24,724	DnB ASA	420,921
153,335	Grieg Seafood ASA	1,067,942
13,159	Leroy Seafood Group ASA	71,463
1,297,078	Norsk Hydro ASA	7,178,038
11,762	Norway Royal Salmon ASA	179,473
66,714	SalMar ASA	1,653,654
48,965	SpareBank 1 Nord-Norge	333,002
48,377	SpareBank 1 SMN	416,048
197,891	Telenor ASA	3,283,060
40,377	Yara International ASA	1,518,267

	Total	18,604,120

Philippines (0.6%)
24,760	Ayala Corporation	417,348
7,576,500	Ayala Land, Inc.	5,968,993
2,112,270	Bank of the Philippine Islands	4,353,470

	Total	10,739,811

Poland (0.1%)
77,848	Bank Pekao SA	2,621,162

	Total	2,621,162

Portugal (0.9%)
40,839	Altri SGPS SA	188,086
6,184,256	Banco Espirito Santo SAb,d	706
91,667	CTT-Correios de Portugal SA	580,029
1,545,418	Electricidade de Portugal SA	5,055,414
244,119	Galp Energia SGPS SA	3,699,329
358,591	Jeronimo Martins SGPS SA	7,001,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

161

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
Portugal (0.9%) - continued
16,093	NOS SGPS SA	$97,669
40,484	Redes Energeticas Nacionais SGPS SA	126,829
9,252	Semapa-Sociedade de Investimento e Gestao, SGPS SA	179,378

	Total	16,928,505

Russia (0.6%)
112,500	Lukoil ADR	5,483,388
34,097	Magnit PJSC	5,308,696

	Total	10,792,084

Singapore (0.3%)
301,700	Frasers Commercial Trust[b]	312,106
33,900	Haw Par Corporation, Ltd.	275,607
310,400	Mapletree Industrial Trust[b]	419,317
80,000	OUE, Ltd.	113,889
273,000	United Engineers, Ltd.	543,316
358,900	Venture Corporation, Ltd.	3,141,525
652,700	Yanlord Land Group, Ltd.	831,931

	Total	5,637,691

South Africa (0.5%)
290,584	Massmart Holdings, Ltd.	2,343,330
304,479	MTN Group, Ltd.	2,654,279
643,885	Truworths International, Ltd.	3,519,035

	Total	8,516,644

South Korea (0.5%)
6,377	Amorepacific Corporation	1,036,684
16,691	Amorepacific Group	1,896,700
7,719	NAVER Corporation	5,658,265

	Total	8,591,649

Spain (1.9%)
81,015	Actividades de Construccion y Servicios SA	3,132,361
81,015	Actividades de Construccion y Servicios SA, Rights[b]	64,772
25,759	Aena SAc	5,030,084
4,167	Applus Services SA	52,572
75,756	Banco Santander SA	503,012
14,554	Construcciones y Auxiliar de Ferrocarriles SA	597,759
289,212	Ence Energia y Celulosa SA	1,186,571
118,314	Endesa SAa	2,729,343
8,447	Hispania Activos Inmobiliarios SA	139,651
373,807	Iberdrola SA	2,962,211
8,997	Let’s GOWEX SAb,d	1
1,761,362	Mapfre SAa	6,165,153
184,550	Melia Hotels International SA	2,764,088
33,504	Merlin Properties Socimi SA	423,848
9,703	NH Hotel Group SAb	58,507
204,284	Repsol SA	3,131,901
204,284	Repsol SA Rights[b]	93,329
631,554	Telefonica SA	6,537,618

	Total	35,572,781

Sweden (2.9%)
166,653	Betsson AB	1,444,048
31,804	Bilia AB	314,276
120,517	Boliden AB	3,294,325
38,295	Bonava AB	654,721
17,382	Bure Equity AB	202,195
12,897	Dechra Pharmaceuticals plc	285,805
119,310	Elekta AB	1,129,119
133,919	Essity Aktiebolag[b]	3,664,027
89,772	Granges AB	825,926
7,548	Holmen AB	327,603
62,416	Investor AB	3,011,356
83,008	JM AB	2,940,936
136,415	Loomis AB	4,890,065
67,061	NCC AB	1,888,951
4,404	Nobia AB	44,485
55,100	Nobina ABc	298,891
787,512	Nordea Bank AB	10,030,093
95,523	Scandic Hotels Group ABc	1,241,560
291,423	SKF AB	5,917,750
522,084	Svenska Cellulosa AB SCA	3,949,569
476,196	Telefonaktiebolaget LM Ericsson	3,423,911
3,637	Vitrolife AB	228,586
316,164	Volvo AB	5,391,749

	Total	55,399,947

Switzerland (6.0%)
231,976	ABB, Ltd.	5,757,903
219,774	Adecco SA	16,742,867
738	Bachem Holding AG	84,197
14,331	BKW FMB Energie	842,416
5,709	Bobst Group SA	548,983
4,865	Bucher Industries AG	1,530,935
22,827	Cembra Money Bank AG	2,163,378
301	Conzzeta AG	298,049
11,689	Flughafen Zuerich AG	2,870,821
805	Forbo Holding AG	1,323,894
3,186	Georg Fischer AG	3,090,354
152	Gurit Holding AG	182,292
6,454	Implenia AG	484,112
1,749	Inficon Holding AG	864,354
3,081	Kardex AG	354,079
16,522	Logitech International SA	607,959
22,252	Lonza Group AG	4,820,143
2,150	Mobimo Holding AG	603,139
208,130	Nestle SA	18,152,615
138,605	Novartis AG	11,577,205
16,457	Pargesa Holding SA	1,253,947
5,577	Partners Group Holding AG	3,462,818
2,404	Rieter Holding AG	548,791
11,816	Roche Holding AG-BR	3,052,757
60,720	Roche Holding AG-Genusschein	15,514,866
573	Schweiter Technologies AG	742,730
8,373	SFS Group AGb	950,029
2,004	Siegfried Holding AG	566,364
26,464	Sulzer, Ltd.	2,999,934
6,489	Tecan Group AG	1,221,922
15,335	Temenos Group AG	1,371,916
6,653	Valora Holding AG	2,126,546
68,966	Wolseley plc	4,232,998
6,314	Zurich Insurance Group AG	1,842,735

	Total	112,788,048

Taiwan (0.8%)
743,300	Taiwan Mobile Company, Ltd.[b]	2,797,911
1,693,951	Taiwan Semiconductor Manufacturing Company, Ltd.	11,573,435

	Total	14,371,346

Thailand (0.6%)
396,750	Siam Cement pcl	5,860,408
1,357,500	Siam Commercial Bank pcl	6,206,367

	Total	12,066,775

Turkey (0.6%)
1,427,982	Akbank TAS	3,977,525
231,340	BIM Birlesik Magazalar AS	4,289,189
1,052,800	Turkiye Garanti Bankasi AS	2,930,319

	Total	11,197,033

The accompanying Notes to Financial Statements are an integral part of this schedule.

162

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (87.2%)	Value
United Kingdom (11.4%)
241,720	3i Group plc	$2,842,049
42,067	Abcam plc	533,385
351,072	Anglo American plc[b]	4,690,248
226,930	Ashmore Group plc	1,044,510
128,550	Ashtead Group plc	2,660,050
32,109	Beazley plc	204,224
63,637	Bellway plc	2,469,448
107,000	BHP Billiton plc	1,631,069
16,348	Big Yellow Group plc	168,637
7,356	Bodycote plc	72,210
1,950,775	BP plc	11,260,269
174,504	British American Tobacco plc	11,891,273
57,889	Carnival plc	3,827,845
15,085	Cineworld Group plc	137,871
7,356	Close Brothers Group plc	144,691
587,620	Cobham plc	991,893
112,343	Coca-Cola HBC AG	3,303,913
198,976	Compass Group plc	4,199,918
205,117	Crest Nicholson Holdings plc	1,398,561
9,301	Dart Group plc	74,563
92,394	Diageo plc	2,730,420
45,800	Dialog Semiconductor plc[b]	1,956,822
602,085	Direct Line Insurance Group plc	2,787,982
177,857	DS Smith plc	1,097,712
399,529	Electrocomponents plc	3,005,210
146,059	Elementis plc	560,086
113,844	Fenner plc	424,443
1,520	Fevertree Drinks plc	33,813
86,211	Galliford Try plc	1,304,984
23,533	GlaxoSmithKline plc	500,955
149,877	Grainger plc	513,398
31,452	Great Portland Estates plc	244,845
2,116	Halma plc	30,323
186,125	Hansteen Holdings plc	301,812
75,126	Hays plc	162,431
88,525	Hiscox, Ltd.	1,460,850
3,749	HomeServe plc	35,914
4,125,815	HSBC Holdings plc	38,295,869
295,125	Inchcape plc	2,901,051
323,883	Indivior plc[b]	1,318,833
413,805	Inmarsat plc	4,150,135
98,810	Intermediate Capital Group plc	1,071,539
183,478	J Sainsbury plc	601,823
390,849	JD Sports Fashion plc	1,780,351
98,971	John Wood Group plc	826,926
28,548	Jupiter Fund Management plc	187,766
3,842,031	Lloyds TSB Group plc	3,310,988
957,313	Marks and Spencer Group plc	4,154,877
59,849	Micro Focus International plc	1,769,695
827,729	Mitie Group plc	2,981,972
16,347	Morgan Advanced Materials plc	60,403
371,366	National Express Group plc	1,773,556
9,975	NEX Group plc	81,172
15,842	Next plc	795,651
29,192	Northgate plc	168,473
85,064	OneSavings Bank plc	415,471
397,023	PageGroup plc	2,464,271
61,327	Paragon Group of Companies plc	341,133
479,457	Petrofac, Ltd.	2,756,879
73,643	Playtech plc	912,247
49,058	PZ Cussons plc	218,652
546,737	QinetiQ Group plc	1,926,051
78,030	Reckitt Benckiser Group plc	7,910,185
200,724	Redrow plc	1,430,045
87,724	Rentokil Initial plc	312,173
9,317	Rio Tinto plc	394,594
140,210	Rolls-Royce Holdings plc	1,626,251
9,954,910	Rolls-Royce Holdings plc Rights[b,d]	12,966
37,269	Royal Dutch Shell plc	990,982
95,571	Royal Dutch Shell plc, Class A	2,539,211
565,261	Royal Dutch Shell plc, Class B	15,175,307
497,166	Royal Mail plc	2,727,302
107,997	RPC Group plc	1,058,441
112,536	Safestore Holdings plc	616,363
337,566	Saga plc	920,658
82,534	Savills plc	944,361
264,650	Smiths Group plc	5,502,611
8,785	Spectris plc	288,821
43,665	Spirax-Sarco Engineering plc	3,045,333
256,092	SSP Group plc	1,587,025
274,095	Standard Chartered plc[b]	2,776,106
206,477	Synthomer plc	1,312,634
22,550	TP ICAP plc	137,248
135,662	Tritax Big Box REIT plc	258,326
259,590	UBM plc	2,332,890
160,176	Unilever plc	8,668,428
132,154	Vesuvius plc	913,122
971,020	William Hill plc	3,214,896
814,047	William Morrison Supermarkets plc	2,556,805
6,039	Workspace Group plc	70,043
15,934	WS Atkins plc	431,877

	Total	215,719,415

United States (0.2%)
113,600	Yum China Holding, Inc.	4,479,248

	Total	4,479,248

	Total Common Stock (cost $1,479,148,024)	1,645,001,260

Principal Amount	Long-Term Fixed Income (8.7%)
Argentina (0.5%)
	Argentina Government International Bond
$210,000	7.125%, 6/28/2117[c]	190,575
1,120,000	22.507%, 10/9/2017[e,f]	70,615
2,870,000	22.281%, 3/1/2018[e,f]	174,821
190,000	6.875%, 4/22/2021	203,585
190,000	16.000%, 10/17/2023[e]	12,665
1,580,000	7.500%, 4/22/2026	1,698,500
70,000	15.500%, 10/17/2026[e]	4,843
1,710,000	6.875%, 1/26/2027	1,768,140
1,018,317	7.820%, 12/31/2033[g]	1,220,529
218,718	8.280%, 12/31/2033	242,339
350,509	8.280%, 12/31/2033	382,932
1,580,000	7.125%, 7/6/2036	1,565,780
1,670,000	2.500%, 12/31/2038[h]	1,091,345
	Cablevision SA
160,000	6.500%, 6/15/2021	169,600
150,000	6.500%, 6/15/2021[c]	159,000
	YPF SA
340,000	8.875%, 12/19/2018	364,276

	Total	9,319,545

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
650,000	4.750%, 3/13/2023	624,806

	Total	624,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

163

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Bahrain (<0.1%)
	Bahrain Government International Bond
$370,000	7.000%, 10/12/2028[c]	$374,413

	Total	374,413

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034*	71,939

	Total	71,939

Bermuda (0.1%)
	Bermuda Government International Bond
460,000	3.717%, 1/25/2027[c]	461,762
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[c]	724,054
	TiVo Corporation
320,000	6.000%, 4/15/2021	306,800

	Total	1,492,616

Brazil (0.4%)
	Banco do Brasil SA/Cayman
1,040,000	6.250%, 4/15/2024[i]	885,040
400,000	9.000%, 6/18/2024[i]	405,000
	Brazil Government International Bond
725,000	6.000%, 8/15/2050[j]	705,008
	Brazil Letras do Tesouro Nacional NA
364,000	Zero Coupon, 1/1/2018[j]	105,281
	Brazil Loan Trust 1
129,861	5.477%, 7/24/2023	130,835
811,631	5.477%, 7/24/2023*	817,718
	Brazil Minas SPE via State of Minas Gerais
409,000	5.333%, 2/15/2028	397,752
930,000	5.333%, 2/15/2028*	904,425
	Brazil Notas do Tesouro Nacional Serie F
2,180,000	10.000%, 1/1/2025[j]	642,773
6,133,000	10.000%, 1/1/2027[j]	1,798,528
	Tupy SA
450,000	6.625%, 7/17/2024[c]	461,250

	Total	7,253,610

Bulgaria (0.1%)
	Bulgaria Government International Bond
180,000	4.250%, 7/9/2017[g]	205,753
600,000	1.875%, 3/21/2023[g]	727,511
100,000	2.950%, 9/3/2024[g]	127,249
520,000	3.000%, 3/21/2028[g]	647,372
980,000	3.125%, 3/26/2035[g]	1,150,202

	Total	2,858,087

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	113,766
	China Evergrande Group
610,000	8.250%, 3/23/2022	623,946
	Petrobras International Finance Company
190,000	5.375%, 1/27/2021	193,173

	Total	930,885

Chile (0.2%)
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	527,132
150,000	4.125%, 10/7/2020[c]	158,139
	Chile Government International Bond
614,000	3.125%, 1/21/2026	626,188
1,190,000	3.860%, 6/21/2047	1,192,975
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	736,625
	Itau CorpBanca
552,000	3.875%, 9/22/2019[c]	568,830
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	128,100
210,000	3.625%, 4/3/2023	208,163
448,000	4.375%, 1/28/2025*	456,400

	Total	4,602,552

Colombia (0.3%)
	Banco de Bogota SA
1,260,000	6.250%, 5/12/2026[c]	1,342,051
	Colombia Government International Bond
280,000	2.625%, 3/15/2023	273,000
200,000	4.000%, 2/26/2024	207,600
70,000	8.125%, 5/21/2024	89,180
360,000	4.500%, 1/28/2026	383,400
140,000	6.125%, 1/18/2041	161,420
350,000	5.625%, 2/26/2044	382,550
3,030,000	5.000%, 6/15/2045	3,048,180

	Total	5,887,381

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	203,900
410,000	5.250%, 8/12/2018[c]	417,995
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	417,101
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,025
520,000	5.625%, 4/30/2043	466,336
400,000	7.000%, 4/4/2044	416,000
1,230,000	7.158%, 3/12/2045[c]	1,291,500

	Total	3,247,857

Croatia (0.1%)
	Croatia Government International Bond
185,000	3.875%, 5/30/2022[g]	233,485
670,000	5.500%, 4/4/2023	732,705
110,000	3.000%, 3/20/2027[g]	127,364

	Total	1,093,554

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	639,419
	Dominican Republic Government International Bond
31,957	9.040%, 1/23/2018	32,592
8,100,000	15.000%, 4/5/2019[k]	185,253
3,600,000	16.000%, 7/10/2020[k]	88,005
813,000	7.500%, 5/6/2021	898,365
3,800,000	11.500%, 5/10/2024[k]	84,460
100,000	6.875%, 1/29/2026[c]	111,625
310,000	8.625%, 4/20/2027	367,992
2,700,000	18.500%, 2/4/2028*,k	78,808
4,100,000	11.375%, 7/6/2029[k]	87,195
2,060,000	6.850%, 1/27/2045[c]	2,193,900
2,237,000	6.850%, 1/27/2045	2,382,405

	Total	7,150,019

The accompanying Notes to Financial Statements are an integral part of this schedule.

164

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Ecuador (0.3%)
	Ecuador Government International Bond
$1,510,000	10.750%, 3/28/2022	$1,611,925
1,040,000	7.950%, 6/20/2024	972,400
340,000	9.650%, 12/13/2026	339,558
1,480,000	9.650%, 12/13/2026[c]	1,478,076
1,450,000	9.625%, 6/2/2027[c]	1,450,000
	EP PetroEcuador
118,421	6.925%, 9/24/2019[f]	118,125
	Petroamazonas EP
350,000	4.625%, 2/16/2020[c]	327,250

	Total	6,297,334

Egypt (0.1%)
	Egypt Government International Bond
410,000	6.125%, 1/31/2022	418,815
440,000	7.500%, 1/31/2027	467,280
390,000	8.500%, 1/31/2047	420,400

	Total	1,306,495

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	101,250
220,000	7.750%, 1/24/2023	222,486
203,000	5.875%, 1/30/2025	182,193
295,000	6.375%, 1/18/2027	266,237
380,000	8.625%, 2/28/2029[c]	395,200
130,000	8.250%, 4/10/2032	128,976
970,000	7.650%, 6/15/2035	908,162
319,000	7.625%, 2/1/2041	296,118

	Total	2,500,622

Ghana (<0.1%)
	Ghana Government International Bond
200,000	7.875%, 8/7/2023	203,992
210,000	8.125%, 1/18/2026	214,162
200,000	10.750%, 10/14/2030	247,620

	Total	665,774

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	330,957
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	925,489
760,000	4.500%, 5/3/2026[c]	768,048
210,000	4.500%, 5/3/2026	212,224
820,000	4.375%, 6/5/2027[c]	813,850
380,000	4.875%, 2/13/2028[c]	390,450
780,000	4.875%, 2/13/2028	801,450

	Total	4,242,468

Honduras (0.1%)
	Honduras Government International Bond
675,000	8.750%, 12/16/2020	766,712
1,010,000	8.750%, 12/16/2020*	1,147,229

	Total	1,913,941

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,014

	Total	200,014

Hungary (0.3%)
	Hungary Government International Bond
2,070,000	6.250%, 1/29/2020	2,264,580
160,000	6.375%, 3/29/2021	179,920
540,000	5.375%, 2/21/2023	600,750
1,440,000	5.750%, 11/22/2023	1,646,559
20,000	7.625%, 3/29/2041	29,800
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	232,838

	Total	4,954,447

India (<0.1%)
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	208,460
480,000	8.000%, 8/1/2019[c]	500,304

	Total	708,764

Indonesia (0.7%)
	Indonesia Government International Bond
500,000	3.700%, 1/8/2022[c]	513,848
560,000	2.625%, 6/14/2023[c,g]	671,126
470,000	5.375%, 10/17/2023	522,066
1,840,000	5.875%, 1/15/2024	2,097,291
1,070,000	3.375%, 7/30/2025[g]	1,332,911
1,340,000	4.750%, 1/8/2026[c]	1,438,294
210,000	4.750%, 1/8/2026	225,404
360,000	3.750%, 6/14/2028[c,g]	450,364
585,000	8.500%, 10/12/2035	842,116
200,000	6.625%, 2/17/2037	247,738
750,000	5.250%, 1/17/2042	810,654
200,000	6.750%, 1/15/2044	257,358
210,000	5.250%, 1/8/2047	228,472
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[c]	205,500
230,000	3.400%, 3/29/2022[c]	232,300
320,000	4.325%, 5/28/2025	330,016
320,000	4.325%, 5/28/2025[c]	330,016
200,000	4.550%, 3/29/2026	208,260
200,000	4.550%, 3/29/2026[c]	208,260
2,170,000	4.150%, 3/29/2027[c]	2,202,550
	PT Saka Energi Indonesia
300,000	4.450%, 5/5/2024[c]	301,176

	Total	13,655,720

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	3.839%, 12/30/2018[c]	111,650

	Total	111,650

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
160,000	5.125%, 6/15/2025[c,g]	184,669
210,000	6.375%, 3/3/2028	212,100
144,750	5.750%, 12/31/2032	138,960
250,000	6.125%, 6/15/2033[c]	240,000

	Total	775,729

Japan (<0.1%)
	Universal Entertainment Corporation
509,064	8.500%, 8/24/2020*	523,063

	Total	523,063

The accompanying Notes to Financial Statements are an integral part of this schedule.

165

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Kazakhstan (0.1%)
	KazMunayGas National Company JSC
$1,200,000	9.125%, 7/2/2018	$1,269,456

	Total	1,269,456

Kenya (0.1%)
	Kenya Government International Bond
1,270,000	6.875%, 6/24/2024	1,298,575

	Total	1,298,575

Kuwait (<0.1%)
	Kuwait Government International Bond
230,000	3.500%, 3/20/2027[c]	234,968

	Total	234,968

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	307,673
280,000	7.500%, 5/15/2026[c]	310,800
	Gazprom OAO Via Gaz Capital SA
690,000	9.250%, 4/23/2019	766,079
	Sberbank of Russia Via SB Capital SA
410,000	5.500%, 2/26/2024	416,929
	Severstal OAO
370,000	6.700%, 10/25/2017	374,995
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	417,756
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,[g]	323,161
370,000	7.000%, 4/23/2021[g]	439,669
890,000	7.375%, 4/23/2021	925,600

	Total	4,282,662

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
790,000	4.875%, 12/1/2020[c,g]	968,392
570,000	5.625%, 7/26/2023[c,g]	708,968

	Total	1,677,360

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023	194,531
200,000	4.875%, 8/16/2023[c]	194,531
	MTN Mauritius Investment, Ltd.
210,000	6.500%, 10/13/2026[c]	220,175
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022	204,484
400,000	6.000%, 2/13/2022[c]	408,967

	Total	1,222,688

Mexico (0.5%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[l]	138,752
	Banco Mercantil del Norte SA
510,000	6.875%, 7/6/2022[c,i]	525,525
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[c,g]	214,325
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	368,475
	Mexico Government International Bond
214,000	5.750%, 10/12/2110	222,025
50,000	4.750%, 3/8/2044	50,050
370,000	4.350%, 1/15/2047	347,504
	Pemex Project Funding Master Trust
147,000	5.750%, 3/1/2018	150,432
	Petroleos Mexicanos
300,000	5.500%, 2/4/2019	313,200
100,000	3.500%, 7/23/2020	101,050
1,080,000	6.375%, 2/4/2021	1,168,884
10,000	4.875%, 1/24/2022	10,285
260,000	5.375%, 3/13/2022[c]	273,715
1,590,000	5.125%, 3/15/2023[g]	2,042,190
1,085,000	6.875%, 8/4/2026	1,202,180
850,000	6.500%, 3/13/2027[c]	913,112
120,000	2.750%, 4/21/2027[g]	123,352
230,000	4.875%, 2/21/2028[g]	273,538
227,000	5.500%, 6/27/2044	200,668
60,000	6.375%, 1/23/2045	58,500
226,000	6.750%, 9/21/2047	228,233

	Total	8,925,995

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[c,g]	231,747

	Total	231,747

Netherlands (0.4%)
	IHS Netherlands Holdco BV
590,000	9.500%, 10/27/2021[c]	601,006
	Listrindo Capital BV
350,000	4.950%, 9/14/2026[c]	354,375
	Metinvest BV
232,354	9.373%, 12/31/2021	210,280
	Petrobras Global Finance BV
2,510,000	8.375%, 5/23/2021	2,809,644
1,310,000	6.125%, 1/17/2022	1,352,575
1,000,000	7.375%, 1/17/2027	1,058,000
	VimpelCom Holdings BV
360,000	4.950%, 6/16/2024[c]	361,109

	Total	6,746,989

Nigeria (0.1%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	290,462
120,000	5.625%, 6/27/2022	118,620
320,000	6.375%, 7/12/2023	329,200
250,000	7.875%, 2/16/2032	270,997

	Total	1,009,279

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	7.250%, 4/15/2019[c]	210,912
210,000	6.750%, 12/3/2019*	221,420

	Total	432,332

Panama (<0.1%)
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	118,938

	Total	118,938

Paraguay (0.2%)
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	208,054
590,000	8.125%, 1/24/2019[c]	626,285
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	343,810
580,000	5.000%, 4/15/2026[c]	612,625
200,000	5.000%, 4/15/2026	211,250
730,000	4.700%, 3/27/2027[c]	749,163

The accompanying Notes to Financial Statements are an integral part of this schedule.

166

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Paraguay (0.2%) - continued
$880,000	6.100%, 8/11/2044	$974,600

	Total	3,725,787

Peru (0.1%)
	Abengoa Transmision Sur SA
199,240	6.875%, 4/30/2043	217,172
587,758	6.875%, 4/30/2043*	640,656
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	213,680
200,000	4.750%, 2/8/2022[c]	213,680
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021*	78,487
690,000	6.750%, 11/23/2021	773,663
92,000	4.625%, 4/12/2023	95,680
100,000	4.625%, 4/12/2023[c]	104,000

	Total	2,337,018

Romania (0.1%)
	Romania Government International Bond
800,000	6.750%, 2/7/2022	928,032
180,000	4.375%, 8/22/2023	190,935
150,000	4.875%, 1/22/2024	163,500
200,000	2.875%, 5/26/2028[g]	235,521
290,000	3.875%, 10/29/2035[c,g]	346,288
140,000	6.125%, 1/22/2044	177,660

	Total	2,041,936

Russia (0.2%)
	Gazprom OAO Via Gaz Capital SA
260,000	7.288%, 8/16/2037	307,450
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	221,507
310,000	6.125%, 11/9/2020	337,435
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	232,185
310,000	4.204%, 2/13/2018*	312,945
	Russia Government International Bond
400,000	4.500%, 4/4/2022[c]	422,000
400,000	4.875%, 9/16/2023[c]	428,994
600,000	4.750%, 5/27/2026	626,250
800,000	4.250%, 6/23/2027[c]	797,472
200,000	5.250%, 6/23/2047[c]	201,394

	Total	3,887,632

South Africa (0.2%)
	South Africa Government International Bond
1,529,000	5.875%, 9/16/2025	1,644,036
1,050,000	4.300%, 10/12/2028	980,843
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	242,752

	Total	2,867,631

South Korea (<0.1%)
	Export-Import Bank of Korea
270,000	1.807%, 8/14/2017*,f	269,986
	Kookmin Bank
230,000	1.625%, 8/1/2019[c]	226,412
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	200,029

	Total	696,427

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	204,795
100,000	6.250%, 10/4/2020	105,515
171,000	6.250%, 10/4/2020[c]	180,431
340,000	5.750%, 1/18/2022[c]	351,984
1,520,000	6.850%, 11/3/2025[c]	1,601,633
520,000	6.825%, 7/18/2026[c]	547,781

	Total	2,992,139

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
200,000	5.375%, 3/14/2022	203,714

	Total	203,714

Suriname (0.1%)
	Suriname Government International Bond
480,000	9.250%, 10/26/2026	492,000
630,000	9.250%, 10/26/2026[c]	645,750

	Total	1,137,750

Turkey (0.7%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,576
	Hazine Mustesarligi Varlik Kiralama AS
1,770,000	5.004%, 4/6/2023[c]	1,806,604
	Turkey Government International Bond
280,000	6.750%, 4/3/2018	288,680
1,830,000	7.000%, 6/5/2020	2,000,977
1,596,000	6.250%, 9/26/2022	1,733,958
200,000	3.250%, 3/23/2023	187,598
2,235,000	5.750%, 3/22/2024	2,363,513
1,283,000	7.375%, 2/5/2025	1,485,753
1,080,000	3.250%, 6/14/2025[g]	1,219,948
652,000	4.250%, 4/14/2026	618,839
200,000	4.875%, 10/9/2026	197,133
315,000	6.000%, 3/25/2027	335,399
20,000	6.875%, 3/17/2036	22,484
410,000	6.000%, 1/14/2041	419,615
250,000	4.875%, 4/16/2043	221,700
270,000	5.750%, 5/11/2047	264,060

	Total	13,373,837

Ukraine (0.1%)
	MHP SA
200,000	8.250%, 4/2/2020	211,055
	Ukraine Government International Bond
340,000	7.750%, 9/1/2022	341,700
180,000	7.750%, 9/1/2023	178,200
1,160,000	7.750%, 9/1/2024	1,137,194
290,000	7.750%, 9/1/2025	283,321
450,000	7.750%, 9/1/2026	437,679
548,000	Zero Coupon, 5/31/2040*	212,821
10,000	Zero Coupon, 5/31/2040	3,884

	Total	2,805,854

United Arab Emirates (0.1%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[g]	96,455
	Abu Dhabi Government International Bond
310,000	2.125%, 5/3/2021	307,730
1,100,000	3.125%, 5/3/2026	1,113,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

167

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
United Arab Emirates (0.1%) - continued
	Dolphin Energy, Ltd.
$120,040	5.888%, 6/15/2019	$123,184
250,000	5.500%, 12/15/2021	273,125
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	233,000
200,000	6.000%, 8/31/2036[c]	233,000

	Total	2,380,244

United Kingdom (<0.1%)
	HSBC Bank plc
5,700,000	Zero Coupon, 9/14/2017*,d,m	301,672

	Total	301,672

United States (0.3%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[g]	432,185
	Citigroup Global Markets Holdings, Inc.
5,130,000	Zero Coupon, 8/10/2017*,n	277,583
7,675,000	Zero Coupon, 8/17/2017*,o	413,662
7,665,000	Zero Coupon, 11/2/2017*,p	395,416
6,525,000	Zero Coupon, 1/25/2018*,q	322,595
6,975,000	Zero Coupon, 2/8/2018*,r	342,530
	Comcel Trust
200,000	6.875%, 2/6/2024[c]	212,782
210,000	6.875%, 2/6/2024	223,421
	Commonwealth of Puerto Rico G.O.
395,000	8.000%, 7/1/2035, Ser. As	239,469
	Commonwealth of Puerto Rico Public Improvement G.O.
105,000	5.750%, 7/1/2041, Ser. As	61,425
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
5,000	5.750%, 7/1/2028, Ser. As	3,000
75,000	5.500%, 7/1/2032, Ser. As	45,281
	JPMorgan Chase Bank NA
6,450,000	Zero Coupon, 2/15/2018*,d,t	317,047
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
20,000	5.375%, 8/1/2038, Ser. Cu	5,175
870,000	5.250%, 8/1/2041, Ser. Cu	225,112
10,000	5.000%, 8/1/2043, Ser. A-1[u]	2,588
5,000	5.250%, 8/1/2043, Ser. A-1[u]	1,294
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027, Ser. Au	58,219
175,000	5.500%, 8/1/2028, Ser. Au	45,281
185,000	6.750%, 8/1/2032, Ser. Au	49,256
75,000	5.500%, 8/1/2037, Ser. Au	19,406
70,000	5.375%, 8/1/2039, Ser. Au	18,113
1,055,000	5.500%, 8/1/2042, Ser. Au	272,981
350,000	6.000%, 8/1/2042, Ser. Au	91,437
	U.S. Treasury Bonds
90,000	2.750%, 11/15/2042	89,051
80,000	3.125%, 2/15/2043	84,609
100,000	3.125%, 8/15/2044	105,797

	Total	4,354,715

Venezuela (0.5%)
	Petroleos de Venezuela SA
11,790,000	6.000%, 10/28/2022	3,920,078
2,100,000	6.000%, 5/16/2024	785,400
7,986,000	6.000%, 11/15/2026	2,954,820
1,090,000	5.375%, 4/12/2027	392,400
210,000	5.500%, 4/12/2037	75,075
	Venezuela Government International Bond
$422,000	8.250%, 10/13/2024	181,460
240,000	7.650%, 4/21/2025	101,400
1,201,000	9.250%, 5/7/2028	531,443
990,000	9.375%, 1/13/2034	447,975

	Total	9,390,051

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	123,800

	Total	123,800

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
310,000	5.750%, 1/31/2027[c]	327,484

	Total	327,484

Zambia (0.1%)
	Zambia Government International Bond
578,000	5.375%, 9/20/2022	541,291
500,000	8.970%, 7/30/2027	532,600
790,000	8.970%, 7/30/2027[c]	841,508

	Total	1,915,399

	Total Long-Term Fixed Income (cost $164,053,507)	165,077,364

Shares	Preferred Stock (1.1%)
Brazil (0.2%)
482,532	Vale SA ADR[a]	3,932,636

	Total	3,932,636

Germany (0.1%)
8,808	Draegerwerk AG & Company KGaA	928,133

	Total	928,133

South Korea (0.8%)
9,250	Samsung Electronics Company, Ltd.	15,082,108

	Total	15,082,108

	Total Preferred Stock (cost $14,021,787)	19,942,877

	Registered Investment Companies (0.1%)
Equity Funds/Exchange Traded Funds (<0.1%)
33,060	iShares MSCI EAFE Index Fund	2,155,512

	Total	2,155,512

	Total Registered Investment Companies (cost $2,201,396)	2,155,512

	Collateral Held for Securities Loaned (1.4%)
26,722,327	Thrivent Cash Management Trust	26,722,327

	Total Collateral Held for Securities Loaned (cost $26,722,327)	26,722,327

Shares or Principal Amount	Short-Term Investments (1.7%)[v]
	Federal Home Loan Bank Discount Notes
100,000	0.880%, 7/12/2017[w]	99,975
100,000	0.815%, 7/14/2017[w]	99,969
100,000	0.860%, 7/26/2017[w]	99,936
200,000	1.030%, 8/11/2017	199,779
400,000	1.035%, 9/27/2017[w]	399,016

The accompanying Notes to Financial Statements are an integral part of this schedule.

168

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.7%)[v]	Value
	Thrivent Core Short-Term Reserve Fund
3,010,711	1.240%	$30,107,111

	Total Short-Term Investments (cost $31,005,748)	31,005,786

	Total Investments (cost $1,717,152,789) 100.2%	$1,889,905,126

	Other Assets and Liabilities, Net (0.2%)	(3,411,909)

	Total Net Assets 100.0%	$1,886,493,217

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $75,126,985 or 4.0% of total net assets.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
e	Principal amount is displayed in Argentine Pesos.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
g	Principal amount is displayed in Euros.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 9/14/2017
n	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 8/10/2017
o	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 8/17/2017
p	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 11/2/2017
q	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 1/25/2018
r	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/8/2018
s	Defaulted security. Interest is not being accrued.
t	Principal amount is displayed in Egyptian Pounds.
u	In bankruptcy. Interest is not being accrued.
v	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
w	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of June 30, 2017 was $8,429,563 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$587,729
Belize Government International Bond, 2/20/2034	3/22/2017	76,391
Brazil Loan Trust 1, 7/24/2023	7/25/2013	831,293
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	965,052
Citigroup Global Markets Holdings, Inc., 2/8/2018	2/9/2017	359,326

The accompanying Notes to Financial Statements are an integral part of this schedule.

169

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Security	Acquisition Date	Cost
Citigroup Global Markets Holdings, Inc., 8/17/2017	2/9/2017	$425,713
Citigroup Global Markets Holdings, Inc., 11/2/2017	4/27/2017	399,947
Citigroup Global Markets Holdings, Inc., 8/10/2017	5/8/2017	277,367
Citigroup Global Markets Holdings, Inc., 1/25/2018	2/6/2017	323,365
Corporacion Lindley SA, 11/23/2021	11/18/2011	70,000
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	76,919
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,019
Honduras Government International Bond, 12/16/2020	12/11/2013	1,010,000
HSBC Bank plc, 9/14/2017	3/9/2017	312,956
JPMorgan Chase Bank NA, 2/15/2018	5/15/2017	318,562
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Ukraine Government International Bond, 5/31/2040	11/12/2015	260,062
Universal Entertainment Corporation, 8/24/2020	10/18/2016	512,329
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,926

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$25,427,828

Total lending	$25,427,828
Gross amount payable upon return of collateral for securities loaned	$26,722,327

Net amounts due to counterparty	$1,294,499

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Financial Statements are an integral part of this schedule.

170

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value
Consumer Discretionary (12.4%)
36,522	Amazon.com, Inc.[a]	$35,353,296
34,600	Bandai Namco Holdings, Inc.	1,182,190
14,502	Bellway plc	562,753
48,460	Berkeley Group Holdings plc	2,037,731
79,400	Bridgestone Corporation	3,432,587
11,632	Bunzl plc	346,779
4,099	Cie Generale des Etablissements Michelin	545,554
555,930	Comcast Corporation	21,636,796
67,800	Denso Corporation	2,877,306
91,438	Eutelsat Communications	2,333,037
319,802	Harvey Norman Holdings, Ltd.[b]	939,093
49,100	Haseko Corporation	597,910
155,400	Honda Motor Company, Ltd.	4,257,662
97,000	Inchcape plc	953,501
7,277	Ipsos SA	273,031
117,660	Lowe’s Companies, Inc.	9,122,180
86,467	Marks and Spencer Group plc	375,279
7,678	Nexity SA	445,625
12,908	Next plc	648,293
26,100	Nikon Corporation	418,361
5,791	Priceline Group, Inc.[a]	10,832,181
3,545	Publicis Groupe SA	264,220
3,545	Publicis Groupe SA Rights[a,c]	440
3,800	RTL Group SA	287,087
23,511	SES SA	550,791
81,100	Singapore Press Holdings, Ltd.	190,283
83,155	SSP Group plc	515,319
71,817	Starbucks Corporation	4,187,649
64,800	Subaru Corporation	2,197,242
72,800	Sumitomo Forestry Company, Ltd.	1,146,776
58,000	Sumitomo Rubber Industries, Ltd.	982,260
3,400	Swatch Group AG	248,378
14,100	Toyoda Gosei Company, Ltd.	337,856
21,300	TV Asahi Holdings Corporation[b]	384,794
100,767	Walt Disney Company	10,706,494
52,208	Wolters Kluwer NV	2,208,036
24,300	Yokohama Rubber Company, Ltd.	489,868

	Total	123,868,638

Consumer Staples (2.9%)
37,500	Axfood AB	626,150
202,871	Coca-Cola Amatil, Ltd.	1,439,602
53,039	Coca-Cola HBC AG	1,559,832
90,460	CVS Health Corporation	7,278,412
12,976	Ebro Foods SA	296,411
31,479	Grieg Seafood ASA	219,244
7,374	Henkel AG & Company KGaA	893,246
92,805	Imperial Brands plc	4,170,414
5,300	Kesko Oyj	269,600
30,400	Kewpie Corporation	798,293
37,190	Kimberly-Clark Corporation	4,801,601
18,200	Kirin Holdings Company, Ltd.	371,254
47	Lindt & Spruengli AG	272,521
9,031	Nestle SA	787,663
7,609	SalMar ASA	188,606
9,500	Seven & I Holdings Company, Ltd.	392,012
15,800	Suedzucker AG	329,863
65,016	Tate & Lyle plc	560,335
59,357	Unilever plc	3,212,291

	Total	28,467,350

Energy (5.7%)
36,952	Anadarko Petroleum Corporation	1,675,404
1,488,783	BP plc	8,593,557
100,739	Chevron Corporation	10,510,100
33,123	Crescent Point Energy Corporation	253,378
62,530	EQT Corporation	3,663,633
174,493	Halliburton Company	7,452,596
97,462	John Wood Group plc	814,318
56,347	OMV AG	2,926,819
182,002	Petrofac, Ltd.	1,046,512
22,303	Pioneer Natural Resources Company	3,559,113
49,971	Royal Dutch Shell plc	1,328,727
17,713	Royal Dutch Shell plc, Class A	470,614
117,957	Royal Dutch Shell plc, Class B	3,166,738
31,909	Statoil ASA	529,119
21,051	TGS Nopec Geophysical Company ASA	431,911
50,797	Total SA	2,521,925
1,890,940	Weatherford International plc[a]	7,317,938

	Total	56,262,402

Financials (16.0%)
46,770	ABN AMRO Group NVd	1,239,027
34,568	ASX, Ltd.	1,424,234
111,458	Australia & New Zealand Banking Group, Ltd.	2,460,061
586,264	Bank of America Corporation	14,222,765
63,880	Bank of Nova Scotia	3,842,750
116,049	Bankia, SA	561,301
238,260	Blackstone Group, LP	7,945,971
12,317	Canadian Imperial Bank of Commerce	1,000,994
55,000	Chiba Bank, Ltd.	400,258
52,260	Chubb, Ltd.	7,597,559
26,992	CI Financial Corporation[b]	575,308
246,820	Citigroup, Inc.	16,507,322
102,489	CNP Assurances	2,300,494
35,219	Danske Bank AS	1,354,984
19,700	DBS Group Holdings, Ltd.	296,500
293,103	Direct Line Insurance Group plc	1,357,227
31,300	Erste Group Bank AG	1,198,941
358,900	FlexiGroup, Ltd.	503,099
468,000	Fukuoka Financial Group, Inc.	2,232,927
22,652	Genworth MI Canada, Inc.[b]	623,244
87,170	Goldman Sachs Group, Inc.	19,343,023
21,500	Hannover Rueckversicherung SE	2,582,446
14,300	Hokuhoku Financial Group, Inc.	228,739
628,429	HSBC Holdings plc	5,833,086
38,103	ING Groep NV	657,765
13,212	Intact Financial Corporation	998,032
187,227	Intercontinental Exchange, Inc.	12,342,004
185,497	Invesco, Ltd.	6,527,639
32,929	Janus Henderson Group plc[a,b]	1,090,279
14,246	Macquarie Group, Ltd.	968,781
606,884	Mapfre SAb	2,124,227
123,720	MetLife, Inc.	6,797,177
71,300	Mitsubishi UFJ Financial Group, Inc.	480,922
833,900	Mizuho Financial Group, Inc.	1,528,934
12,100	MS and AD Insurance Group Holdings, Inc.	408,117
2,479	Muenchener Rueckversicherungs- Gesellschaft AG	501,634
40,669	National Bank of Canada	1,710,118
93,011	Nordea Bank AB	1,184,628
13,088	Pargesa Holding SA	997,245
123,124	Poste Italiane SPA[d]	844,262
40,124	Power Corporation of Canada	915,228
145,200	Resona Holdings, Inc.	802,058
155,100	Senshu Ikeda Holdings, Inc.	656,135
25,024	Societe Generale	1,349,439
83,000	State Street Corporation	7,447,590
103,200	Sumitomo Mitsui Trust Holdings, Inc.	3,706,871

The accompanying Notes to Financial Statements are an integral part of this schedule.

171

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value
Financials (16.0%) - continued
35,990	Swiss Re AG	$3,298,223
189,370	Synchrony Financial	5,647,013
8,197	TMX Group, Ltd.	446,006
2,063	Zurich Insurance Group AG	602,084

	Total	159,664,671

Health Care (10.0%)
71,626	Alexion Pharmaceuticals, Inc.[a]	8,714,735
15,852	Ansell, Ltd.	289,079
23,740	Biogen, Inc.[a]	6,442,086
55,857	CAE, Inc.	963,111
49,930	Celgene Corporation[a]	6,484,409
48,100	CIGNA Corporation	8,051,459
46,810	Express Scripts Holding Company[a]	2,988,350
10,134	GlaxoSmithKline plc	215,726
166,490	GlaxoSmithKline plc ADR	7,179,049
1,897	Le Noble Age SA	129,827
2,816	Lonza Group AG	609,991
180,277	Merck & Company, Inc.	11,553,953
16,958	Merck KGaA	2,051,901
112,618	Novartis AG	9,406,600
65,599	Novo Nordisk AS	2,818,611
361,950	Pfizer, Inc.	12,157,901
1,131	Roche Holding AG-Genusschein	288,987
63,296	UnitedHealth Group, Inc.	11,736,344
60,029	Zimmer Biomet Holdings, Inc.	7,707,724

	Total	99,789,843

Industrials (11.1%)
462	A P Moller - Maersk AS, Class A	881,540
784	A P Moller - Maersk AS, Class B	1,578,594
46,338	Adecco SA	3,530,131
5,300	Aica Kogyo Company, Ltd.	161,837
26,000	Asahi Glass Company, Ltd.	1,098,054
77,830	Boeing Company	15,390,882
173,900	ComfortDelGro Corporation, Ltd	290,466
161,030	CSX Corporation	8,785,797
59,121	Cummins, Inc.	9,590,609
39,000	Dai Nippon Printing Company, Ltd.	434,458
237,622	Delta Air Lines, Inc.	12,769,806
20,816	Deutsche Lufthansa AG	474,388
53,513	Finning International, Inc.	1,048,967
18,300	Fuji Machine Manufacturing Company, Ltd.	264,702
164,229	GWA Group, Ltd.	397,399
12,800	Hitachi Transport System, Ltd.	301,835
1,331	Hochtief AG	244,344
20,800	Inaba Denki Sangyo Company, Ltd.	791,051
288,800	ITOCHU Corporation	4,299,922
11,088	Jardine Matheson Holdings, Ltd.	711,850
68,900	KITZ Corporation	643,983
67,203	KONE Oyj	3,418,967
16,464	Koninklijke Boskalis Westminster NV	534,685
8,948	Loomis AB	320,759
45,400	Marubeni Corporation	294,131
114,067	Meggitt plc	708,788
40,800	MIRAIT Holdings Corporation	458,911
119,000	Mitsubishi Heavy Industries, Ltd.	489,942
31,000	Mitsuboshi Belting, Ltd.	344,189
40,257	Monadelphous Group, Ltd.	432,612
63,817	National Express Group plc	304,775
45,000	Nippon Express Company, Ltd.	282,383
52,900	Nitto Kogyo Corporation	836,948
108,658	Norfolk Southern Corporation	13,223,679
19,454	Northgate plc	112,273
18,380	Philips Lighting NVd	678,910
26,617	RELX NV	548,759
67,707	Rolls-Royce Holdings plc	785,312
4,807,197	Rolls-Royce Holdings plc Rights[a,c]	6,261
45,000	Ryobi, Ltd.	183,571
27,200	Sanwa Holdings Corporation	287,257
4,347	Schindler Holding AG, Participation Certificate	921,620
3,436	SFS Group AGa	389,860
28,136	Siemens AG	3,870,226
15,219	Skanska AB	361,390
140,058	SKF AB	2,844,073
45,300	Smiths Group plc	941,879
346,400	Sojitz Corporation	852,726
8,431	Spirax-Sarco Engineering plc	588,004
6,215	Sulzer, Ltd.	704,527
44,500	Teijin, Ltd.	858,720
21,100	Toppan Forms Company, Ltd.	218,405
39,870	United Parcel Service, Inc.	4,409,223
37,300	Vinci SA	3,181,752
14,019	Wolseley plc	860,459
11,596	WSP Global, Inc.[b]	481,170
44,804	YIT Oyj	374,748
9,700	Yuasa Trading Company, Ltd.	295,012

	Total	110,097,521

Information Technology (16.7%)
24,884	Alphabet, Inc., Class Aa	23,134,157
21,130	Alphabet, Inc., Class Ca	19,201,465
1,728	Alten SA	142,521
286,488	Apple, Inc.	41,260,002
18,100	Azbil Corporation	689,062
3,677	BKW FMB Energie	216,144
28,400	Canon, Inc.	966,035
43,552	Cap Gemini SA	4,499,041
17,097	Capital Power Corporation	320,635
207,180	Cisco Systems, Inc.	6,484,734
148,190	Cognizant Technology Solutions Corporation	9,839,816
112,375	Facebook, Inc.[a]	16,966,377
63,000	FUJIFILM Holdings NPV	2,271,620
108,600	Konica Minolta Holdings, Inc.	906,034
208,589	Microsoft Corporation	14,378,040
27,500	NEC Networks & System Integration Corporation	598,476
84,630	PayPal Holdings, Inc.[a]	4,542,092
10,400	Ryosan Company, Ltd.	380,322
111,960	Salesforce.com, Inc.[a]	9,695,736
15,390	Seagate Technology plc	596,362
8,229	SMA Solar Technology AGb	247,317
8,414	Software AG	369,040
62,862	Telefonaktiebolaget LM Ericsson	451,986
4,300	Tokyo Electron, Ltd.	581,330
84,420	Visa, Inc.	7,916,908

	Total	166,655,252

Materials (4.9%)
14,900	Adeka Corporation	227,642
20,555	APERAM	954,489
264,139	BHP Billiton, Ltd.	4,707,981
39,429	BillerudKorsnas AB	623,141
164,911	BlueScope Steel, Ltd.	1,669,564
119,300	Daicel Corporation	1,491,103
131,000	DOWA Holdings Company, Ltd.	993,635
98,200	Eastman Chemical Company	8,247,818
74,439	Evonik Industries AG	2,382,482
53,693	Granges AB	493,990
22,900	JSR Corporation	396,428
106,500	Kuraray Company, Ltd.	1,939,263

The accompanying Notes to Financial Statements are an integral part of this schedule.

172

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (85.1%)	Value
Materials (4.9%) - continued
53,800	Kyoei Steel, Ltd.	$892,920
120,700	Mitsubishi Chemical Holdings Corporation	1,005,643
3,200	Nippon Shokubai Company, Ltd.	206,698
344,238	Norsk Hydro ASA	1,905,015
36,941	Nufarm, Ltd.	273,342
208,000	Oji Holdings Corporation	1,076,919
97,964	Orora, Ltd.	215,283
73,700	Rengo Company, Ltd.	427,880
9,257	Rio Tinto, Ltd.	449,876
24,571	Solvay SA	3,297,710
7,800	Sumitomo Seika Chemicals Company, Ltd.	383,561
36,400	Toagosei Company, Ltd.	474,798
150,291	UPM-Kymmene Oyj	4,285,514
136,210	Westrock Company	7,717,659
9,200	Yamato Kogyo Company, Ltd.	236,327
57,398	Yara International ASA	2,158,295

	Total	49,134,976

Real Estate (1.0%)
41,111	Cominar Real Estate Investment Trust	402,931
2,600	Daito Trust Construction Company, Ltd.	405,069
273,900	DEXUS Property Group	1,994,149
72,896	H&R Real Estate Investment Trust	1,237,793
307,000	Hysan Development Company, Ltd.	1,465,124
455,981	New World Development Company, Ltd.	577,998
96,000	Road King Infrastructure, Ltd.	118,504
5,647	Road King Infrastructure, Ltd., Rights[a,c]	0
449,185	Stockland	1,510,563
78,000	Sun Hung Kai Properties, Ltd.	1,145,834
48,000	Wheelock and Company, Ltd.	362,045
222,800	Wing Tai Holdings, Ltd.	322,150

	Total	9,542,160

Telecommunications Services (1.4%)
45,085	Elisa Oyj	1,748,948
43,168	Freenet AG	1,377,174
158,487	Inmarsat plc	1,589,498
673,467	KCOM Group plc	780,674
65,900	Nippon Telegraph & Telephone Corporation	3,110,750
45,400	NTT DOCOMO, Inc.	1,073,741
800,984	PCCW, Ltd.	455,210
70,172	Proximus SA	2,455,984
85,300	TDC AS	496,053
69,100	Telefonica Deutschland Holding AG	345,569
44,931	Telenor ASA	745,416

	Total	14,179,017

Utilities (3.0%)
15,262	ATCO, Ltd.	596,804
14,650	Canadian Utilities, Ltd.	470,748
804,559	Centrica plc	2,097,698
542,126	Electricidade de Portugal SA	1,773,418
2,276	Elia System Operator SA	128,805
96,112	Endesa SAb	2,217,173
477,000	Osaka Gas Company, Ltd.	1,953,240
303,230	PG&E Corporation	20,125,375
187,947	Redes Energeticas Nacionais SGPS SA	588,803
11,762	Verbund AG	224,345

	Total	30,176,409

	Total Common Stock (cost $649,053,871)	847,838,239

	Preferred Stock (0.2%)
Consumer Staples (0.2%)
11,221	Henkel AG & Company KGaA, 1.470%	1,547,309

	Total	1,547,309

	Total Preferred Stock (cost $1,456,520)	1,547,309

	Registered Investment Companies (0.1%)
Equity Funds/Exchange Traded Funds (<0.1%)
18,360	iShares MSCI EAFE Index Fund	1,197,072

	Total	1,197,072

	Total Registered Investment Companies (cost $1,222,554)	1,197,072

	Collateral Held for Securities Loaned (0.9%)
9,153,817	Thrivent Cash Management Trust	9,153,817

	Total Collateral Held for Securities Loaned (cost $9,153,817)	9,153,817

Shares or Principal Amount	Short-Term Investments (14.5%)[e]
	Federal Home Loan Bank Discount Notes
1,300,000	0.847%, 7/5/2017	1,299,927
3,530,000	0.821%, 7/10/2017	3,529,315
6,500,000	0.865%, 7/11/2017	6,498,557
1,000,000	0.880%, 7/12/2017	999,750
1,125,000	1.000%, 7/13/2017	1,124,687
4,900,000	0.922%, 7/14/2017	4,898,501
8,700,000	0.945%, 7/19/2017[f]	8,696,137
800,000	1.020%, 7/20/2017	799,623
2,740,000	0.941%, 7/21/2017[f]	2,738,630
2,900,000	0.860%, 7/26/2017[f]	2,898,147
585,000	1.020%, 7/28/2017	584,594
1,900,000	1.010%, 8/1/2017	1,898,438
18,730,000	0.998%, 8/2/2017	18,714,080
4,800,000	1.006%, 8/4/2017	4,795,646
3,700,000	1.015%, 8/9/2017	3,696,122
3,475,000	1.021%, 8/10/2017	3,471,258
8,770,000	0.950%, 8/11/2017[f]	8,760,309
5,200,000	1.005%, 8/16/2017	5,193,516
8,400,000	0.979%, 8/23/2017[f]	8,387,862
400,000	1.030%, 8/30/2017[f]	399,343
2,700,000	1.035%, 9/5/2017	2,695,056
2,950,000	1.030%, 9/13/2017	2,943,923
	Thrivent Core Short-Term Reserve Fund
4,998,177	1.240%	49,981,772

	Total Short-Term Investments (cost $145,002,772)	145,005,193

	Total Investments (cost $805,889,534) 100.8%	$1,004,741,630

	Other Assets and Liabilities, Net (0.8%)	(8,039,028)

	Total Net Assets 100.0%	$996,702,602

The accompanying Notes to Financial Statements are an integral part of this schedule.

173

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $2,762,199 or 0.3% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$8,672,404

Total lending	$8,672,404
Gross amount payable upon return of collateral for securities loaned	$9,153,817

Net amounts due to counterparty	$481,413

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

174

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (11.9%)
2,810	Advance Auto Parts, Inc.	$327,618
15,030	Amazon.com, Inc.[a]	14,549,040
2,490	AutoNation, Inc.[a]	104,978
1,070	AutoZone, Inc.[a]	610,392
5,480	Bed Bath & Beyond, Inc.	166,592
10,055	Best Buy Company, Inc.	576,453
7,550	BorgWarner, Inc.	319,818
7,000	CarMax, Inc.[a,b]	441,420
15,910	Carnival Corporation	1,043,219
14,022	CBS Corporation	894,323
8,140	Charter Communications, Inc.[a]	2,741,959
1,080	Chipotle Mexican Grill, Inc.[a]	449,388
10,630	Coach, Inc.	503,224
178,920	Comcast Corporation	6,963,566
12,910	D.R. Horton, Inc.	446,299
4,730	Darden Restaurants, Inc.	427,781
10,140	Delphi Automotive plc	888,771
5,830	Discovery Communications, Inc., Class Aa	150,589
7,990	Discovery Communications, Inc., Class Ca	201,428
8,600	DISH Network Corporation[a]	539,736
9,500	Dollar General Corporation	684,855
8,938	Dollar Tree, Inc.[a]	624,945
4,610	Expedia, Inc.	686,659
5,010	Foot Locker, Inc.	246,893
147,831	Ford Motor Company	1,654,229
8,362	Gap, Inc.	183,880
4,340	Garmin, Ltd.	221,470
51,878	General Motors Company	1,812,099
5,640	Genuine Parts Company	523,166
9,560	Goodyear Tire & Rubber Company	334,218
7,780	H&R Block, Inc.	240,480
13,830	Hanesbrands, Inc.[b]	320,303
6,600	Harley-Davidson, Inc.	356,532
4,260	Hasbro, Inc.	475,033
7,770	Hilton Worldwide Holdings, Inc.	480,575
45,240	Home Depot, Inc.	6,939,816
14,867	Interpublic Group of Companies, Inc.	365,728
6,470	Kohl’s Corporation	250,195
9,154	L Brands, Inc.	493,309
5,000	Leggett & Platt, Inc.	262,650
7,680	Lennar Corporation	409,498
11,750	LKQ Corporation[a]	387,163
32,590	Lowe’s Companies, Inc.	2,526,703
11,568	Macy’s, Inc.	268,840
11,726	Marriott International, Inc.	1,176,235
13,050	Mattel, Inc.	280,966
30,920	McDonald’s Corporation	4,735,707
5,910	Michael Kors Holdings, Ltd.[a]	214,238
2,390	Mohawk Industries, Inc.[a]	577,639
16,250	Netflix, Inc.[a]	2,427,912
18,283	Newell Brands, Inc.	980,334
14,465	News Corporation, Class A	198,171
4,530	News Corporation, Class B	64,100
50,230	NIKE, Inc.	2,963,570
4,230	Nordstrom, Inc.[b]	202,321
8,820	Omnicom Group, Inc.	731,178
3,440	O’Reilly Automotive, Inc.[a]	752,466
1,850	Priceline Group, Inc.[a]	3,460,462
10,722	PulteGroup, Inc.	263,011
2,960	PVH Corporation	338,920
2,090	Ralph Lauren Corporation	154,242
14,820	Ross Stores, Inc.	855,559
6,350	Royal Caribbean Cruises, Ltd.	693,610
3,650	Scripps Networks Interactive, Inc.	249,332
3,070	Sherwin-Williams Company	1,077,447
2,620	Signet Jewelers, Ltd.[b]	165,689
2,200	Snap-On, Inc.	347,600
24,845	Staples, Inc.	250,189
54,950	Starbucks Corporation	3,204,134
21,140	Target Corporation	1,105,411
4,050	Tiffany & Company	380,173
29,390	Time Warner, Inc.	2,951,050
24,400	TJX Companies, Inc.	1,760,948
4,880	Tractor Supply Company	264,545
4,200	TripAdvisor, Inc.[a]	160,440
18,360	Twenty-First Century Fox, Inc., Class B	511,693
39,690	Twenty-First Century Fox, Inc., Class A	1,124,815
2,210	Ulta Beauty, Inc.[a]	635,021
7,040	Under Armour, Inc., Class Aa,b	153,190
7,028	Under Armour, Inc., Class Ca	141,684
12,160	VF Corporation	700,416
13,322	Viacom, Inc.	447,220
54,977	Walt Disney Company	5,841,306
2,797	Whirlpool Corporation	535,961
3,962	Wyndham Worldwide Corporation	397,824
3,030	Wynn Resorts, Ltd.	406,384
12,540	Yum! Brands, Inc.	924,950

	Total	97,903,896

Consumer Staples (8.7%)
73,080	Altria Group, Inc.	5,442,268
21,528	Archer-Daniels-Midland Company	890,829
6,704	Brown-Forman Corporation	325,814
7,230	Campbell Soup Company	377,044
9,410	Church & Dwight Company, Inc.	488,191
4,850	Clorox Company	646,214
145,250	Coca-Cola Company	6,514,463
33,350	Colgate-Palmolive Company	2,472,235
15,310	Conagra Brands, Inc.	547,486
6,440	Constellation Brands, Inc.	1,247,621
16,710	Costco Wholesale Corporation	2,672,430
17,870	Coty, Inc.	335,241
38,404	CVS Health Corporation	3,089,986
6,910	Dr Pepper Snapple Group, Inc.	629,570
8,480	Estee Lauder Companies, Inc.	813,910
21,760	General Mills, Inc.	1,205,504
5,270	Hershey Company	565,840
10,180	Hormel Foods Corporation	347,240
4,391	J.M. Smucker Company	519,587
9,520	Kellogg Company	661,259
13,382	Kimberly-Clark Corporation	1,727,750
22,437	Kraft Heinz Company	1,921,505
34,850	Kroger Company	812,702
4,260	McCormick & Company, Inc.	415,393
6,980	Molson Coors Brewing Company	602,653
57,012	Mondelez International, Inc.	2,462,348
15,170	Monster Beverage Corporation[a]	753,646
53,890	PepsiCo, Inc.	6,223,756
58,680	Philip Morris International, Inc.	6,891,966
96,928	Procter & Gamble Company	8,447,275
31,378	Reynolds American, Inc.	2,040,825
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	4,978
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	1
18,610	Sysco Corporation	936,641
10,860	Tyson Foods, Inc.	680,162
32,100	Walgreens Boots Alliance, Inc.	2,513,751

The accompanying Notes to Financial Statements are an integral part of this schedule.

175

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Staples (8.7%) - continued
56,030	Wal-Mart Stores, Inc.	$4,240,350
12,060	Whole Foods Market, Inc.	507,847

	Total	70,976,281

Energy (5.8%)
21,402	Anadarko Petroleum Corporation	970,367
14,380	Apache Corporation	689,233
16,163	Baker Hughes, Inc.	881,045
17,800	Cabot Oil & Gas Corporation	446,424
29,240	Chesapeake Energy Corporation[a,b]	145,323
71,986	Chevron Corporation	7,510,299
3,610	Cimarex Energy Company	339,376
5,650	Concho Resources, Inc.[a]	686,645
46,819	ConocoPhillips	2,058,163
20,050	Devon Energy Corporation	640,998
21,890	EOG Resources, Inc.	1,981,483
6,780	EQT Corporation	397,240
160,870	Exxon Mobil Corporation	12,987,035
33,230	Halliburton Company	1,419,253
4,140	Helmerich & Payne, Inc.	224,968
10,310	Hess Corporation	452,300
72,900	Kinder Morgan, Inc.	1,396,764
32,288	Marathon Oil Corporation	382,613
19,748	Marathon Petroleum Corporation	1,033,413
6,140	Murphy Oil Corporation	157,368
14,400	National Oilwell Varco, Inc.	474,336
7,530	Newfield Exploration Company[a]	214,304
17,230	Noble Energy, Inc.	487,609
28,980	Occidental Petroleum Corporation	1,735,033
14,730	ONEOK, Inc.	768,317
16,634	Phillips 66	1,375,465
6,450	Pioneer Natural Resources Company	1,029,291
7,170	Range Resources Corporation	166,129
52,829	Schlumberger, Ltd.	3,478,261
17,750	TechnipFMC plc[a]	482,800
5,770	Tesoro Corporation	540,072
14,840	Transocean, Ltd.[a]	122,133
16,920	Valero Energy Corporation	1,141,423
31,560	Williams Companies, Inc.	955,637

	Total	47,771,120

Financials (13.9%)
2,140	Affiliated Managers Group, Inc.	354,940
14,950	Aflac, Inc.	1,161,316
13,842	Allstate Corporation	1,224,186
28,450	American Express Company	2,396,628
33,307	American International Group, Inc.	2,082,354
5,790	Ameriprise Financial, Inc.	737,009
9,925	Aon plc	1,319,529
6,790	Arthur J. Gallagher & Company	388,727
2,080	Assurant, Inc.	215,675
376,420	Bank of America Corporation	9,131,949
39,392	Bank of New York Mellon Corporation	2,009,780
30,800	BB&T Corporation	1,398,628
71,929	Berkshire Hathaway, Inc.[a]	12,182,615
4,580	BlackRock, Inc.	1,934,638
18,343	Capital One Financial Corporation	1,515,499
3,480	CBOE Holdings, Inc.	318,072
46,035	Charles Schwab Corporation	1,977,664
17,658	Chubb, Ltd.	2,567,120
5,688	Cincinnati Financial Corporation	412,096
104,283	Citigroup, Inc.	6,974,447
19,220	Citizens Financial Group, Inc.	685,770
12,860	CME Group, Inc.	1,610,586
6,710	Comerica, Inc.	491,440
14,445	Discover Financial Services	898,335
10,430	E*TRADE Financial Corporation[a]	396,653
1,550	Everest Re Group, Ltd.	394,614
28,644	Fifth Third Bancorp	743,598
12,930	Franklin Resources, Inc.	579,135
13,860	Goldman Sachs Group, Inc.	3,075,534
13,940	Hartford Financial Services Group, Inc.	732,826
41,261	Huntington Bancshares, Inc.	557,849
22,470	Intercontinental Exchange, Inc.	1,481,222
15,350	Invesco, Ltd.	540,167
134,098	J.P. Morgan Chase & Company	12,256,557
41,560	KeyCorp	778,834
12,271	Leucadia National Corporation	321,009
8,514	Lincoln National Corporation	575,376
10,490	Loews Corporation	491,037
5,816	M&T Bank Corporation	941,901
19,490	Marsh & McLennan Companies, Inc.	1,519,440
41,022	MetLife, Inc.	2,253,749
6,280	Moody’s Corporation	764,150
53,880	Morgan Stanley	2,400,893
4,330	Nasdaq, Inc.	309,552
10,770	Navient Corporation	179,321
8,170	Northern Trust Corporation	794,206
13,100	People’s United Financial, Inc.	231,346
18,354	PNC Financial Services Group, Inc.	2,291,864
10,150	Principal Financial Group, Inc.	650,310
21,990	Progressive Corporation	969,539
16,290	Prudential Financial, Inc.	1,761,601
4,860	Raymond James Financial, Inc.	389,869
45,537	Regions Financial Corporation	666,662
9,760	S&P Global, Inc.	1,424,862
13,390	State Street Corporation	1,201,485
18,320	SunTrust Banks, Inc.	1,039,110
29,290	Synchrony Financial	873,428
9,118	T. Rowe Price Group, Inc.	676,647
4,140	Torchmark Corporation	316,710
10,591	Travelers Companies, Inc.	1,340,079
60,055	U.S. Bancorp	3,118,056
8,694	Unum Group	405,401
170,680	Wells Fargo & Company	9,457,379
4,817	Willis Towers Watson plc	700,681
9,910	XL Group, Ltd.	434,058
7,720	Zions Bancorporation	338,985

	Total	114,364,698

Health Care (13.8%)
65,709	Abbott Laboratories	3,194,114
60,300	AbbVie, Inc.	4,372,353
12,569	Aetna, Inc.	1,908,351
8,570	Alexion Pharmaceuticals, Inc.[a]	1,042,712
2,830	Align Technology, Inc.[a]	424,840
12,732	Allergan plc	3,095,022
6,250	AmerisourceBergen Corporation	590,812
27,900	Amgen, Inc.	4,805,217
10,040	Anthem, Inc.	1,888,825
18,390	Baxter International, Inc.	1,113,331
8,615	Becton, Dickinson and Company	1,680,873
8,030	Biogen, Inc.[a]	2,179,021
51,470	Boston Scientific Corporation[a]	1,426,748
62,228	Bristol-Myers Squibb Company	3,467,344
2,740	C.R. Bard, Inc.	866,141
11,905	Cardinal Health, Inc.	927,638
29,440	Celgene Corporation[a]	3,823,373
6,510	Centene Corporation[a]	520,019
11,110	Cerner Corporation[a]	738,482
9,690	CIGNA Corporation	1,622,009
1,840	Cooper Companies, Inc.	440,533
23,170	Danaher Corporation	1,955,316

The accompanying Notes to Financial Statements are an integral part of this schedule.

176

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value
Health Care (13.8%) - continued
5,900	DaVita, Inc.[a]	$382,084
8,680	Dentsply Sirona, Inc.	562,811
7,920	Edwards Lifesciences Corporation[a]	936,461
36,630	Eli Lilly and Company	3,014,649
4,450	Envision Healthcare Corporation[a]	278,882
22,355	Express Scripts Holding Company[a]	1,427,143
49,490	Gilead Sciences, Inc.	3,502,902
10,810	HCA Holdings, Inc.[a]	942,632
3,000	Henry Schein, Inc.[a]	549,060
10,600	Hologic, Inc.[a]	481,028
5,460	Humana, Inc.	1,313,785
3,340	IDEXX Laboratories, Inc.[a]	539,143
5,530	Illumina, Inc.[a]	959,566
6,460	Incyte Corporation[a]	813,379
1,390	Intuitive Surgical, Inc.[a]	1,300,164
102,320	Johnson & Johnson	13,535,913
3,880	Laboratory Corporation of America Holdings[a]	598,063
3,730	Mallinckrodt, LLC[a]	167,141
7,992	McKesson Corporation	1,315,004
51,809	Medtronic plc	4,598,049
103,193	Merck & Company, Inc.	6,613,639
970	Mettler-Toledo International, Inc.[a]	570,884
17,430	Mylan NVa	676,633
3,080	Patterson Companies, Inc.	144,606
4,180	PerkinElmer, Inc.	284,825
5,440	Perrigo Company plc	410,829
225,530	Pfizer, Inc.	7,575,553
5,200	Quest Diagnostics, Inc.	578,032
2,850	Regeneron Pharmaceuticals, Inc.[a]	1,399,749
11,730	Stryker Corporation	1,627,889
14,800	Thermo Fisher Scientific, Inc.	2,582,156
36,520	UnitedHealth Group, Inc.	6,771,538
3,380	Universal Health Services, Inc.	412,630
3,480	Varian Medical Systems, Inc.[a]	359,101
9,360	Vertex Pharmaceuticals, Inc.[a]	1,206,223
3,030	Waters Corporation[a]	557,035
7,650	Zimmer Biomet Holdings, Inc.	982,260
18,520	Zoetis, Inc.	1,155,278

	Total	113,209,793

Industrials (9.8%)
22,660	3M Company	4,717,585
1,680	Acuity Brands, Inc.	341,510
4,670	Alaska Air Group, Inc.	419,179
3,621	Allegion plc	293,736
18,640	American Airlines Group, Inc.	937,965
8,730	AMETEK, Inc.	528,776
16,701	Arconic, Inc.	378,278
21,170	Boeing Company	4,186,367
5,330	C.H. Robinson Worldwide, Inc.	366,064
22,380	Caterpillar, Inc.	2,404,955
3,270	Cintas Corporation	412,151
34,670	CSX Corporation	1,891,595
5,850	Cummins, Inc.	948,987
11,170	Deere & Company	1,380,500
27,910	Delta Air Lines, Inc.	1,499,883
5,900	Dover Corporation	473,298
16,864	Eaton Corporation plc	1,312,525
24,490	Emerson Electric Company	1,460,094
4,560	Equifax, Inc.	626,635
6,810	Expeditors International of Washington, Inc.	384,629
11,020	Fastenal Company	479,701
9,350	FedEx Corporation	2,032,036
4,970	Flowserve Corporation	230,757
5,320	Fluor Corporation	243,550
11,415	Fortive Corporation	723,140
5,800	Fortune Brands Home and Security, Inc.	378,392
10,720	General Dynamics Corporation	2,123,632
330,127	General Electric Company	8,916,730
28,815	Honeywell International, Inc.	3,840,751
12,030	IHS Markit, Ltd.[a]	529,801
11,770	Illinois Tool Works, Inc.	1,686,052
9,720	Ingersoll-Rand plc	888,311
4,560	Jacobs Engineering Group, Inc.	248,018
3,260	JB Hunt Transport Services, Inc.	297,899
35,445	Johnson Controls International plc	1,536,895
4,030	Kansas City Southern	421,740
2,940	L3 Technologies, Inc.	491,215
9,390	Lockheed Martin Corporation	2,606,758
12,080	Masco Corporation	461,577
12,680	Nielsen Holdings plc	490,209
10,960	Norfolk Southern Corporation	1,333,832
6,588	Northrop Grumman Corporation	1,691,205
13,337	PACCAR, Inc.	880,775
5,035	Parker Hannifin Corporation	804,694
6,319	Pentair, Ltd.	420,466
5,640	Quanta Services, Inc.[a]	185,669
10,980	Raytheon Company	1,773,050
8,700	Republic Services, Inc.	554,451
4,820	Robert Half International, Inc.	231,023
4,900	Rockwell Automation, Inc.	793,604
6,147	Rockwell Collins, Inc.	645,927
3,860	Roper Industries, Inc.	893,706
22,860	Southwest Airlines Company	1,420,520
5,770	Stanley Black & Decker, Inc.	812,012
3,230	Stericycle, Inc.[a]	246,514
10,040	Textron, Inc.	472,884
1,850	TransDigm Group, Inc.	497,410
30,510	Union Pacific Corporation	3,322,844
10,610	United Continental Holdings, Inc.[a]	798,403
26,030	United Parcel Service, Inc.	2,878,658
3,190	United Rentals, Inc.[a]	359,545
28,180	United Technologies Corporation	3,441,060
5,810	Verisk Analytics, Inc.[a]	490,190
2,050	W.W. Grainger, Inc.	370,086
15,379	Waste Management, Inc.	1,128,050
6,810	Xylem, Inc.	377,478

	Total	80,415,932

Information Technology (21.4%)
23,510	Accenture plc	2,907,717
26,350	Activision Blizzard, Inc.	1,516,969
18,670	Adobe Systems, Inc.[a]	2,640,685
28,820	Advanced Micro Devices, Inc.[a]	359,674
12,185	Agilent Technologies, Inc.	722,692
6,580	Akamai Technologies, Inc.[a]	327,750
2,110	Alliance Data Systems Corporation	541,616
11,250	Alphabet, Inc., Class Aa	10,458,900
11,269	Alphabet, Inc., Class Ca	10,240,478
11,600	Amphenol Corporation	856,312
13,948	Analog Devices, Inc.	1,085,154
3,240	ANSYS, Inc.[a]	394,243
196,580	Apple, Inc.	28,311,452
40,720	Applied Materials, Inc.	1,682,143
7,350	Autodesk, Inc.[a]	741,027
16,890	Automatic Data Processing, Inc.	1,730,549
15,223	Broadcom, Ltd.	3,547,720
11,862	CA, Inc.	408,883
188,490	Cisco Systems, Inc.	5,899,737
5,680	Citrix Systems, Inc.[a]	452,014

The accompanying Notes to Financial Statements are an integral part of this schedule.

177

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value
Information Technology (21.4%) - continued
22,290	Cognizant Technology Solutions Corporation	$1,480,056
5,510	Computer Sciences Government Services, Inc.	174,943
34,870	Corning, Inc.	1,047,843
10,672	DXC Technology Company	818,756
37,880	eBay, Inc.[a]	1,322,770
11,690	Electronic Arts, Inc.[a]	1,235,867
2,450	F5 Networks, Inc.[a]	311,297
89,270	Facebook, Inc.[a]	13,477,985
12,530	Fidelity National Information Services, Inc.	1,070,062
8,050	Fiserv, Inc.[a]	984,837
5,180	FLIR Systems, Inc.	179,539
3,410	Gartner, Inc.[a]	421,169
5,760	Global Payments, Inc.	520,243
4,610	Harris Corporation	502,859
62,886	Hewlett Packard Enterprise Company	1,043,279
63,676	HP, Inc.	1,113,056
178,540	Intel Corporation	6,023,940
32,440	International Business Machines Corporation	4,990,245
9,210	Intuit, Inc.	1,223,180
14,450	Juniper Networks, Inc.	402,866
5,920	KLA-Tencor Corporation	541,739
6,140	Lam Research Corporation	868,380
35,580	MasterCard, Inc.	4,321,191
8,710	Microchip Technology, Inc.	672,238
39,460	Micron Technology, Inc.[a]	1,178,276
293,120	Microsoft Corporation	20,204,762
6,205	Motorola Solutions, Inc.	538,222
10,300	NetApp, Inc.	412,515
22,340	NVIDIA Corporation	3,229,470
113,777	Oracle Corporation	5,704,779
12,130	Paychex, Inc.	690,682
42,230	PayPal Holdings, Inc.[a]	2,266,484
4,840	Qorvo, Inc.[a]	306,469
55,740	QUALCOMM, Inc.	3,077,963
6,700	Red Hat, Inc.[a]	641,525
25,200	Salesforce.com, Inc.[a]	2,182,320
11,320	Seagate Technology plc	438,650
6,960	Skyworks Solutions, Inc.	667,812
22,964	Symantec Corporation	648,733
5,670	Synopsys, Inc.[a]	413,513
13,420	TE Connectivity, Ltd.	1,055,886
37,690	Texas Instruments, Inc.	2,899,492
6,270	Total System Services, Inc.	365,227
3,340	VeriSign, Inc.[a,b]	310,486
70,120	Visa, Inc.	6,575,854
11,083	Western Digital Corporation	981,954
17,900	Western Union Company	340,995
8,123	Xerox Corporation	233,374
9,420	Xilinx, Inc.	605,894

	Total	175,545,392

Materials (2.6%)
8,280	Air Products and Chemicals, Inc.	1,184,537
4,240	Albemarle Corporation	447,490
3,340	Avery Dennison Corporation	295,156
13,140	Ball Corporation	554,639
8,790	CF Industries Holdings, Inc.	245,768
42,413	Dow Chemical Company	2,674,988
32,731	E.I. du Pont de Nemours and Company	2,641,719
5,530	Eastman Chemical Company	464,465
9,910	Ecolab, Inc.	1,315,552
5,100	FMC Corporation	372,555
50,732	Freeport-McMoRan, Inc.[a]	609,291
2,990	International Flavors & Fragrances, Inc.	403,650
15,681	International Paper Company	887,701
12,490	LyondellBasell Industries NV	1,054,031
2,370	Martin Marietta Materials, Inc.	527,515
16,628	Monsanto Company	1,968,090
13,220	Mosaic Company	301,813
20,288	Newmont Mining Corporation	657,128
12,070	Nucor Corporation	698,491
9,710	PPG Industries, Inc.	1,067,712
10,820	Praxair, Inc.	1,434,191
7,422	Sealed Air Corporation	332,209
5,000	Vulcan Materials Company	633,400
9,559	Westrock Company	541,613

	Total	21,313,704

Real Estate (2.8%)
3,460	Alexandria Real Estate Equities, Inc.	416,826
16,060	American Tower Corporation	2,125,059
5,936	Apartment Investment & Management Company	255,070
5,191	AvalonBay Communities, Inc.	997,555
5,810	Boston Properties, Inc.	714,746
11,350	CBRE Group, Inc.[a]	413,140
13,880	Crown Castle International Corporation	1,390,498
6,030	Digital Realty Trust, Inc.	681,089
2,946	Equinix, Inc.	1,264,305
13,880	Equity Residential	913,720
2,470	Essex Property Trust, Inc.	635,457
4,780	Extra Space Storage, Inc.	372,840
2,730	Federal Realty Investment Trust	345,045
22,100	General Growth Properties, Inc.	520,676
17,780	HCP, Inc.	568,249
27,951	Host Hotels & Resorts, Inc.	510,665
9,272	Iron Mountain, Inc.	318,586
16,180	Kimco Realty Corporation	296,903
4,510	Macerich Company	261,851
4,290	Mid-America Apartment Communities, Inc.	452,080
20,046	Prologis, Inc.	1,175,497
5,700	Public Storage, Inc.	1,188,621
10,350	Realty Income Corporation	571,113
5,580	Regency Centers Corporation	349,531
11,834	Simon Property Group, Inc.	1,914,268
3,860	SL Green Realty Corporation	408,388
10,090	UDR, Inc.	393,207
13,480	Ventas, Inc.	936,590
6,547	Vornado Realty Trust	614,763
13,910	Welltower, Inc.	1,041,164
28,400	Weyerhaeuser Company	951,400

	Total	22,998,902

Telecommunications Services (2.1%)
233,696	AT&T, Inc.	8,817,350
20,855	CenturyLink, Inc.[b]	498,018
11,131	Level 3 Communications, Inc.[a]	660,068
154,896	Verizon Communications, Inc.	6,917,655

	Total	16,893,091

Utilities (3.0%)
25,030	AES Corporation	278,083
8,630	Alliant Energy Corporation	346,667
9,180	Ameren Corporation	501,871
18,630	American Electric Power Company, Inc.	1,294,226
6,750	American Water Works Company, Inc.	526,163

The accompanying Notes to Financial Statements are an integral part of this schedule.

178

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (95.8%)	Value
Utilities (3.0%) - continued
16,303	CenterPoint Energy, Inc.	$446,376
10,600	CMS Energy Corporation	490,250
11,580	Consolidated Edison, Inc.	935,896
23,804	Dominion Resources, Inc.	1,824,101
6,780	DTE Energy Company	717,256
26,472	Duke Energy Corporation	2,212,794
12,330	Edison International, Inc.	964,083
6,790	Entergy Corporation	521,268
12,010	Eversource Energy	729,127
35,014	Exelon Corporation	1,262,955
16,854	FirstEnergy Corporation	491,463
17,780	NextEra Energy, Inc.	2,491,511
12,209	NiSource, Inc.	309,620
12,070	NRG Energy, Inc.	207,845
19,300	PG&E Corporation	1,280,941
4,230	Pinnacle West Capital Corporation	360,227
25,810	PPL Corporation	997,815
19,090	Public Service Enterprise Group, Inc.	821,061
5,410	SCANA Corporation	362,524
9,505	Sempra Energy	1,071,689
37,680	Southern Company	1,804,118
11,946	WEC Energy Group, Inc.	733,245
19,215	Xcel Energy, Inc.	881,584

	Total	24,864,759

	Total Common Stock (cost $493,989,221)	786,257,568

	Collateral Held for Securities Loaned (0.3%)
2,230,365	Thrivent Cash Management Trust	2,230,365

	Total Collateral Held for Securities Loaned (cost $2,230,365)	2,230,365

Shares or Principal Amount	Short-Term Investments (4.1%)[d]
	Federal Home Loan Bank Discount Notes
100,000	0.845%, 7/5/2017[e]	99,995
200,000	0.840%, 7/19/2017[e]	199,911
100,000	0.850%, 7/21/2017[e]	99,950
100,000	0.860%, 7/26/2017[e]	99,936
200,000	1.030%, 8/14/2017[e]	199,762
600,000	1.035%, 9/27/2017[e]	598,523
	Thrivent Core Short-Term Reserve Fund
3,286,709	1.240%	32,867,086

	Total Short-Term Investments (cost $34,165,116)	34,165,163

	Total Investments (cost $530,384,702) 100.2%	$822,653,096

	Other Assets and Liabilities, Net (0.2%)	(1,697,093)

	Total Net Assets 100.0%	$820,956,003

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2017:

Securities Lending Transactions
Common Stock	$2,178,952

Total lending	$2,178,952
Gross amount payable upon return of collateral for securities loaned	$2,230,365

Net amounts due to counterparty	$51,413

The accompanying Notes to Financial Statements are an integral part of this schedule.

179

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$3,536,137	6.230%, 3/17/2024	$3,430,053

	Total	3,430,053

Capital Goods (0.3%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,225,647	5.226%, 11/30/2023	2,233,058

	Total	2,233,058

Communications Services (1.1%)
	Cengage Learning Acquisitions, Term Loan
4,160,088	5.339%, 6/7/2023	3,921,341
	CenturyLink, Inc., Term Loan
1,950,000	3.959%, 1/31/2025	1,926,717
	New LightSquared, Term Loan
3,311,320	19.939%, 12/7/2020	3,209,629

	Total	9,057,687

Consumer Cyclical (0.7%)
	IMG Worldwide, Inc., Term Loan
2,166,667	8.476%, 5/6/2022	2,191,042
	Mohegan Tribal Gaming Authority, Term Loan
3,288,276	5.226%, 10/13/2023[b,c]	3,322,178

	Total	5,513,220

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,050,000	8.686%, 8/23/2021	1,109,325

	Total	1,109,325

	Total Bank Loans (cost $21,242,979)	21,343,343

	Long-Term Fixed Income (88.7%)
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,660,240	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[d]	1,196,355

	Total	1,196,355

Basic Materials (6.5%)
	Alcoa Nederland Holding BV
1,575,000	6.750%, 9/30/2024[e]	1,708,875
1,575,000	7.000%, 9/30/2026[e]	1,728,562
	Alpha 3 BV
1,300,000	6.250%, 2/1/2025[e]	1,337,375
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[e,f]	4,319,797
	ArcelorMittal SA
2,065,000	6.000%, 3/1/2021	2,222,456
	Bluescope Steel Finance, Ltd.
2,620,000	6.500%, 5/15/2021[e]	2,764,100
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[e]	2,726,738
	Chemours Company
2,140,000	5.375%, 5/15/2027	2,196,175
	Cliffs Natural Resources, Inc.
530,000	5.750%, 3/1/2025[e,f]	499,525
	First Quantum Minerals, Ltd.
2,140,000	7.000%, 2/15/2021[e]	2,193,500
2,675,000	7.250%, 4/1/2023[e]	2,628,188
	FMG Resources Property, Ltd.
3,200,000	5.125%, 5/15/2024[e,f]	3,200,000
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[e]	1,634,400
	Hexion, Inc.
1,590,000	6.625%, 4/15/2020	1,450,875
1,600,000	10.375%, 2/1/2022[e,f]	1,584,000
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[e]	386,719
750,000	7.625%, 1/15/2025[e]	785,625
	INEOS Group Holdings SA
3,145,000	5.625%, 8/1/2024[e,f]	3,243,281
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[e]	2,808,750
	Midwest Vanadium, Pty. Ltd.
3,268,453	11.500%, 2/15/2018*,g	81,711
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[e]	1,648,500
2,240,000	5.875%, 9/30/2026[e]	2,307,200
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[e,f]	3,156,150
	PQ Corporation
1,050,000	6.750%, 11/15/2022[e]	1,128,750
	Teck Resources, Ltd.
1,050,000	8.500%, 6/1/2024[e]	1,212,750
	Tronox Finance, LLC
3,180,000	7.500%, 3/15/2022[e,f]	3,275,400
	Versum Materials, Inc.
1,570,000	5.500%, 9/30/2024[e]	1,650,462

	Total	53,879,864

Capital Goods (8.7%)
	Abengoa Abenewco 2 SAU
2,168,229	0.250%, 9/29/2022[e]	303,552
	ABG Orphan Holdco SARL
243,873	5.000%, 2/28/2021[e]	265,090
738,233	5.000%, 2/28/2021[e]	802,459
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[e]	3,249,650
	AECOM
1,065,000	5.875%, 10/15/2024	1,158,187
1,590,000	5.125%, 3/15/2027[e]	1,595,963
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,614,575
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[e]	4,582,813
3,720,000	6.000%, 2/15/2025[e]	3,906,000
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,632,763
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[e]	4,352,312
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[e]	4,269,300
	Cemex Finance, LLC
2,245,000	9.375%, 10/12/2022[e]	2,385,312
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[e]	2,918,437
	CNH Industrial Capital, LLC
1,800,000	4.375%, 11/6/2020	1,887,768
	CNH Industrial NV
1,800,000	4.500%, 8/15/2023	1,912,500
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,552,000
	Eagle Materials, Inc.
1,570,000	4.500%, 8/1/2026	1,605,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

180

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

Principal Amount	Long-Term Fixed Income (88.7%)	Value
Capital Goods (8.7%) - continued
	Flex Acquisition Company, Inc.
$2,140,000	6.875%, 1/15/2025[e]	$2,225,600
	Herc Rentals, Inc.
2,995,000	7.750%, 6/1/2024[e]	3,159,725
	Masonite International Corporation
3,265,000	5.625%, 3/15/2023[e]	3,411,925
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[e,f]	3,384,675
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[e]	2,259,281
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[e]	1,516,838
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,775,875
530,000	5.125%, 6/1/2025[e]	543,250
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	3,038,400
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,110,350
2,620,000	5.875%, 9/15/2026	2,790,300

	Total	72,210,225

Communications Services (14.8%)
	Altice Financing SA
1,840,000	6.625%, 2/15/2023[e]	1,952,130
3,145,000	7.500%, 5/15/2026[e]	3,490,950
	Altice Finco SA
540,000	8.125%, 1/15/2024[e,f]	587,250
	AMC Networks, Inc.
2,195,000	4.750%, 12/15/2022	2,264,801
3,100,000	5.000%, 4/1/2024	3,173,625
	Block Communications, Inc.
2,650,000	6.875%, 2/15/2025[e]	2,842,125
	CBS Radio, Inc.
3,155,000	7.250%, 11/1/2024[e,f]	3,249,650
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[e]	5,871,250
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[e]	2,675,000
	Cincinnati Bell, Inc.
2,650,000	7.000%, 7/15/2024[e]	2,769,780
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,283,501
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[e]	5,369,925
	Digicel, Ltd.
3,220,000	6.000%, 4/15/2021*	3,087,175
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[e]	3,631,200
	Intelsat Jackson Holdings SA
800,000	7.500%, 4/1/2021	738,000
7,425,000	5.500%, 8/1/2023[f]	6,144,188
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,090,000
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[e,f]	3,042,787
	Neptune Finco Corporation
5,630,000	10.875%, 10/15/2025[e]	6,777,113
	Nexstar Escrow Corporation
3,500,000	5.625%, 8/1/2024[e,f]	3,543,750
	SFR Group SA
3,590,000	6.000%, 5/15/2022[e]	3,756,037
2,710,000	6.250%, 5/15/2024[e]	2,862,437
2,620,000	7.375%, 5/1/2026[e]	2,842,700
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[e]	1,605,325
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,437,800
	Sprint Corporation
15,495,000	7.625%, 2/15/2025[f]	17,838,619
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,691,500
	Unitymedia Hessen GmbH & Company KG
4,590,000	5.500%, 1/15/2023[e]	4,762,125
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027[e]	2,659,588
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[e]	1,217,748
1,050,000	5.500%, 8/15/2026[e]	1,099,875
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,236,527
1,860,000	5.750%, 1/15/2027[e]	1,946,025
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[e]	1,356,300

	Total	122,896,806

Consumer Cyclical (12.9%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[e]	3,930,875
	American Axle & Manufacturing, Inc.
2,673,000	6.250%, 4/1/2025[e,f]	2,606,175
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[e]	4,098,600
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,828,256
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,571,481
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,215,922
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[e,f]	4,177,672
	Dollar Tree, Inc.
2,120,000	5.750%, 3/1/2023	2,233,950
	Goodyear Tire & Rubber Company
3,150,000	5.000%, 5/31/2026	3,260,250
	Hanesbrands, Inc.
1,950,000	4.875%, 5/15/2026[e]	1,979,250
	Hertz Corporation
1,070,000	7.625%, 6/1/2022[e,f]	1,067,432
	Hilton Escrow Issuer, LLC
2,650,000	4.250%, 9/1/2024[e]	2,686,437
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[e]	2,720,063
	KB Home
2,000,000	8.000%, 3/15/2020	2,250,000
1,580,000	7.500%, 9/15/2022	1,783,425
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,738,775
1,860,000	5.625%, 2/15/2022	1,990,200
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,835,212
1,525,000	4.500%, 4/30/2024	1,576,240
1,590,000	4.750%, 5/30/2025	1,661,550
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[e]	3,313,975
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	4,085,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

181

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

Principal Amount	Long-Term Fixed Income (88.7%)	Value
Consumer Cyclical (12.9%) - continued
	Mattamy Group Corporation
$3,180,000	6.875%, 12/15/2023[e]	$3,247,575
	Mohegan Tribal Gaming Authority
3,150,000	7.875%, 10/15/2024[e,f]	3,276,000
	Prime Security Services Borrower, LLC
3,250,000	9.250%, 5/15/2023[e]	3,531,645
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	809,750
960,000	5.000%, 4/15/2023	981,600
	Rite Aid Corporation
3,160,000	6.125%, 4/1/2023[e,f]	3,108,650
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,179,050
2,120,000	7.000%, 1/1/2022[e]	2,257,800
2,650,000	10.000%, 12/1/2022	2,905,063
	Seminole Indian Tribe of Florida
2,710,000	7.804%, 10/1/2020*	2,737,100
	ServiceMaster Company, LLC
4,210,000	5.125%, 11/15/2024[e]	4,357,350
	Six Flags Entertainment Corporation
4,280,000	4.875%, 7/31/2024[e]	4,306,194
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[e,f]	2,771,600
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,759,750
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,g	1,708,037
	West Corporation
1,760,000	5.375%, 7/15/2022[e]	1,777,600
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[e]	2,199,725

	Total	106,525,329

Consumer Non-Cyclical (10.7%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[e,f]	3,022,525
	Albertsons Companies, LLC
2,620,000	6.625%, 6/15/2024[e]	2,600,350
	CHS/Community Health Systems, Inc.
2,120,000	6.875%, 2/1/2022[f]	1,852,350
4,890,000	6.250%, 3/31/2023	5,048,192
	Community Health Systems, Inc.
3,420,000	8.000%, 11/15/2019[f]	3,437,100
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,383,356
	Cott Holdings, Inc.
2,138,000	5.500%, 4/1/2025[e]	2,180,760
	Endo Finance, LLC
530,000	5.875%, 10/15/2024[e,f]	545,900
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[e]	4,436,100
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[e]	3,894,619
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,886,356
4,810,000	5.875%, 3/15/2022	5,333,087
2,035,000	4.750%, 5/1/2023	2,152,012
3,705,000	5.375%, 2/1/2025	3,908,034
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[e]	3,046,875
4,705,000	5.750%, 6/15/2025[e]	4,422,700
	Lamb Weston Holdings, Inc.
1,580,000	4.625%, 11/1/2024[e]	1,627,400
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[e]	4,467,588
	Post Holdings, Inc.
1,590,000	5.500%, 3/1/2025[e]	1,639,688
3,210,000	5.000%, 8/15/2026[e]	3,201,975
	Revlon Consumer Products Corporation
2,798,000	5.750%, 2/15/2021	2,574,160
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,273,912
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,613,375
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,481,563
530,000	7.500%, 1/1/2022[e,f]	574,944
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[e,f]	2,444,000
	Valeant Pharmaceuticals International, Inc.
1,590,000	5.625%, 12/1/2021[e]	1,434,975
7,910,000	5.500%, 3/1/2023[e]	6,713,533
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[e]	3,070,937

	Total	88,268,366

Energy (13.2%)
	Alliance Resource Operating Partners, LP
2,670,000	7.500%, 5/1/2025[e]	2,806,838
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,588,455
2,640,000	5.625%, 6/1/2023	2,673,000
	California Resources Corporation
3,180,000	8.000%, 12/15/2022[e,f]	2,011,350
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024	2,453,000
2,750,000	5.875%, 3/31/2025	2,932,188
	Chesapeake Energy Corporation
3,446,000	8.000%, 1/15/2025[e,f]	3,411,540
	Concho Resources, Inc.
3,425,000	4.375%, 1/15/2025	3,493,500
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022	3,601,187
2,610,000	4.500%, 4/15/2023[f]	2,492,550
	Diamondback Energy, Inc.
2,105,000	4.750%, 11/1/2024[e]	2,094,475
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027[f]	4,393,575
	Ensco plc
3,740,000	4.500%, 10/1/2024[f]	2,879,800
	Holly Energy Partners, LP
915,000	6.000%, 8/1/2024[e]	951,600
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020[f]	1,216,125
1,590,000	5.000%, 3/1/2021	854,625
	MEG Energy Corporation
3,160,000	6.375%, 1/30/2023[e]	2,443,075
	MPLX, LP
4,740,000	4.875%, 12/1/2024	5,054,034
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,368,950
	Noble Holding International, Ltd.
2,120,000	7.750%, 1/15/2024[f]	1,673,337

The accompanying Notes to Financial Statements are an integral part of this schedule.

182

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

Principal Amount	Long-Term Fixed Income (88.7%)	Value
Energy (13.2%) - continued
	ONEOK, Inc.
$2,675,000	7.500%, 9/1/2023	$3,189,938
	PBF Holding Company, LLC
2,140,000	7.250%, 6/15/2025[e]	2,062,425
	Precision Drilling Corporation
1,464,879	6.625%, 11/15/2020	1,435,581
1,060,000	6.500%, 12/15/2021	1,037,475
1,180,000	7.750%, 12/15/2023[e]	1,162,300
1,350,000	5.250%, 11/15/2024	1,181,250
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[e]	4,085,950
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,812,225
1,060,000	7.250%, 5/1/2023	1,142,150
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022[f]	4,860,100
	Sabine Pass Liquefaction, LLC
2,085,000	5.625%, 3/1/2025	2,302,236
2,620,000	5.875%, 6/30/2026	2,932,296
	Sunoco, LP
2,665,000	5.500%, 8/1/2020	2,731,625
1,330,000	6.375%, 4/1/2023	1,405,278
	Tesoro Corporation
4,745,000	4.750%, 12/15/2023[e]	5,109,891
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019	2,532,000
2,130,000	6.250%, 10/15/2022	2,263,125
	Ultra Resources, Inc.
1,600,000	6.875%, 4/15/2022[e]	1,588,000
1,070,000	7.125%, 4/15/2025[e,f]	1,055,288
	Weatherford International, Ltd.
2,095,000	7.750%, 6/15/2021[f]	2,105,475
2,355,000	4.500%, 4/15/2022[f]	2,078,287
	Williams Companies, Inc.
2,675,000	4.550%, 6/24/2024	2,748,563
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020	2,299,500
2,670,000	8.250%, 8/1/2023	2,896,950

	Total	109,411,112

Financials (8.9%)
	Aircastle, Ltd.
3,200,000	5.000%, 4/1/2023	3,416,000
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,798,425
2,380,000	4.125%, 2/13/2022	2,439,500
	ASP AMC Merger Sub, Inc.
5,200,000	8.000%, 5/15/2025[e]	4,927,000
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,800,439
	CIT Group, Inc.
3,765,000	3.875%, 2/19/2019	3,859,125
	Credit Agricole SA
1,065,000	6.625%, 9/23/2019[e,h]	1,095,414
	CyrusOne, LP
1,870,000	5.000%, 3/15/2024[e]	1,926,100
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[e]	3,816,552
	Grinding Media, Inc.
2,500,000	7.375%, 12/15/2023[e]	2,718,750
	HSBC Holdings plc
1,040,000	6.875%, 6/1/2021[f,h]	1,123,200
	Icahn Enterprises, LP
3,860,000	6.000%, 8/1/2020	3,973,388
3,710,000	6.250%, 2/1/2022	3,867,675
	ILFC E-Capital Trust II
1,895,000	4.590%, 12/21/2065[e,i]	1,809,725
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,716,250
	Lloyds Banking Group plc
2,140,000	6.657%, 5/21/2037[e,h]	2,426,225
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,230,740
3,010,000	5.500%, 5/1/2024	3,145,450
	Orchestra Borrower, LLC
1,600,000	6.750%, 6/15/2022[e]	1,648,640
	Park Aerospace Holdings, Ltd.
4,275,000	5.250%, 8/15/2022[e]	4,468,743
	Quicken Loans, Inc.
5,855,000	5.750%, 5/1/2025[e]	6,045,288
	Royal Bank of Scotland Group plc
2,940,000	7.500%, 8/10/2020[h]	3,034,080
	VEREIT Operating Partnership, LP
3,955,000	4.875%, 6/1/2026	4,181,107

	Total	73,467,816

Foreign Government (0.4%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027	3,288,120

	Total	3,288,120

Technology (6.4%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[e]	6,948,800
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,898,962
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[e]	5,097,313
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[e]	1,099,875
1,570,000	7.125%, 6/15/2024[e,f]	1,725,874
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,427,856
1,030,000	5.875%, 1/15/2026	1,123,019
	First Data Corporation
3,000,000	5.375%, 8/15/2023[e]	3,135,000
1,910,000	7.000%, 12/1/2023[e]	2,038,925
	Harland Clarke Holdings Corporation
2,120,000	8.375%, 8/15/2022[e]	2,257,800
	Inception Merger Sub, Inc.
4,240,000	8.625%, 11/15/2024[e,f]	4,515,600
	Micron Technology, Inc.
4,730,000	5.250%, 8/1/2023[e]	4,912,105
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[e]	2,500,538
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[e]	4,967,400
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,693,684
	Western Digital Corporation
3,200,000	10.500%, 4/1/2024	3,774,976

	Total	53,117,727

Transportation (2.7%)
	American Airlines Pass Through Trust
3,147,460	5.600%, 7/15/2020[e]	3,285,161
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	2,098,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

183

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

Principal Amount	Long-Term Fixed Income (88.7%)	Value
Transportation (2.7%) - continued
	Eletson Holdings, Inc.
$2,170,000	9.625%, 1/15/2022*	$1,779,400
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019	2,009,100
1,895,000	8.125%, 11/15/2021[e]	1,606,012
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[e,f]	1,833,500
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	2,994,100
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[e]	4,951,388
1,570,000	6.125%, 9/1/2023[e]	1,634,763

	Total	22,191,474

Utilities (3.4%)
	Calpine Corporation
5,340,000	5.375%, 1/15/2023[f]	5,206,500
	Consolidated Energy Finance SA
2,670,000	6.875%, 6/15/2025[e]	2,750,100
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,905,500
	Dynegy, Inc.
2,670,000	7.375%, 11/1/2022[f]	2,636,625
2,405,000	7.625%, 11/1/2024[f]	2,332,850
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[e,h]	2,565,000
	NRG Energy, Inc.
2,140,000	6.625%, 3/15/2023	2,198,850
1,600,000	6.250%, 5/1/2024[f]	1,616,000
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,812,750
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,100,000

	Total	28,124,175

	Total Long-Term Fixed Income (cost $718,012,485)	734,577,369

Shares	Preferred Stock (1.1%)
Consumer Non-Cyclical (0.2%)
43,350	CHS, Inc., 7.100%[h]	1,275,357

	Total	1,275,357

Financials (0.9%)
62,331	Citigroup, Inc., 6.875%[h]	1,844,374
53,000	Federal National Mortgage Association, 0.000%[h,j]	305,280
86,021	Goldman Sachs Group, Inc., 5.500%[h]	2,421,491
20,016	Morgan Stanley, 6.875%[h]	586,269
18,720	PNC Financial Services Group, Inc., 6.125%[h]	554,112
1,560	Wells Fargo & Company, Convertible, 7.500%[h]	2,045,332

	Total	7,756,858

	Total Preferred Stock (cost $8,451,088)	9,032,215

	Registered Investment Companies (0.5%)
Equity Funds/Exchange Traded Funds (0.5%)
28,896	Energy Select Sector SPDR Fund	1,875,928
58,250	SPDR S&P Oil & Gas Exploration & Production ETF	1,859,340

	Total	3,735,268

	Total Registered Investment Companies (cost $3,739,251)	3,735,268

	Common Stock (<0.1%)
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[j,k]	12

	Total	12

Industrials (<0.1%)
930,630	Abengoa SA, Class Aj	32,951
9,928,936	Abengoa SA, Class Bj	124,744

	Total	157,695

	Total Common Stock (cost $6,530,225)	157,707

	Collateral Held for Securities Loaned (13.2%)
108,822,574	Thrivent Cash Management Trust	108,822,574

	Total Collateral Held for Securities Loaned (cost $108,822,574)	108,822,574

Shares or Principal Amount	Short-Term Investments (5.6%)[l]
	Federal Home Loan Bank Discount Notes
400,000	1.020%, 8/1/2017	399,671
1,600,000	1.020%, 8/16/2017	1,598,005
2,650,000	1.020%, 8/23/2017	2,646,171
580,000	1.030%, 9/8/2017	578,888
	Thrivent Core Short-Term Reserve Fund
4,142,083	1.240%	41,420,826

	Total Short-Term Investments (cost $46,643,265)	46,643,561

	Total Investments (cost $913,441,867) 111.7%	$924,312,037

	Other Assets and Liabilities, Net (11.7%)	(96,575,724)

	Total Net Assets 100.0%	$827,736,313

The accompanying Notes to Financial Statements are an integral part of this schedule.

184

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 30, 2017

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $387,201,709 or 46.8% of total net assets.
f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
j	Non-income producing security.
k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of June 30, 2017 was $12,109,673 or 1.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$3,220,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,095,017
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,607,188
Tunica-Biloxi Gaming Authority, 11/15/2017	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 30, 2017:

Securities Lending Transactions

Taxable Debt Security	$104,752,242

Total lending	$104,752,242
Gross amount payable upon return of collateral for securities loaned	$108,822,574

Net amounts due to counterparty	$4,070,332

The accompanying Notes to Financial Statements are an integral part of this schedule.

185

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$ 234,412	5.226%, 3/7/2024	$233,925
	Contura Energy, Inc., Term Loan
224,438	6.230%, 3/17/2024	217,704
	Ineos Finance, LLC, Term Loan
835,800	3.976%, 3/31/2022[b,c]	837,020
	Tronox Pigments BV, Term Loan
724,341	4.796%, 3/19/2020	727,963

	Total	2,016,612

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
1,182,261	3.939%, 11/10/2023	1,185,856
	Berry Plastics Corporation, Term Loan
725,000	3.367%, 2/8/2020	724,797
265,000	3.367%, 1/6/2021	264,846
	Cortes NP Intermediate Holding II Corporation, Term Loan
810,000	5.226%, 11/30/2023	812,697
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,285,603	4.226%, 5/15/2022	1,280,782

	Total	4,268,978

Communications Services (0.9%)
	Altice Financing SA, Term Loan
220,000	3.908%, 7/15/2025	219,243
	Beasley Broadcast Group, Inc., Term Loan
272,264	7.226%, 11/1/2023	274,987
	Cengage Learning Acquisitions, Term Loan
829,810	5.339%, 6/7/2023	782,187
	Coral-US Co-Borrower, LLC, Term Loan
615,000	4.726%, 11/19/2024	616,156
	Hargray Merger Subsidiary Corporation, Term Loan
175,000	4.226%, 3/24/2024	175,165
	Intelsat Jackson Holdings SA, Term Loan
239,713	4.000%, 6/30/2019	237,503
	Level 3 Financing, Inc., Term Loan
800,000	3.466%, 2/22/2024	801,504
	LTS Buyer, LLC, Term Loan
1,528,163	4.546%, 4/13/2020	1,532,748
	McGraw-Hill Global Education Holdings, LLC, Term Loan
754,831	5.226%, 5/4/2022	741,501
	NEP/NCP Holdco, Inc., Term Loan
1,532,639	4.476%, 1/22/2020	1,532,164
540,000	0.000%, 7/21/2022[b,c]	539,833
	SFR Group SA, Term Loan
200,000	3.944%, 6/22/2025	198,188
	Sprint Communications, Inc., Term Loan
962,588	3.750%, 2/2/2024	962,385
	TNS, Inc., Term Loan
774,819	5.230%, 2/15/2020	780,049
	Univision Communications, Inc., Term Loan
1,591,329	3.976%, 3/15/2024	1,558,834
	WideOpenWest Finance, LLC, Term Loan
670,000	0.000%, 8/6/2023[b,c]	668,861
719,563	4.702%, 8/19/2023	718,339
	Zayo Group, LLC, Term Loan
300,284	3.716%, 1/19/2024	300,410

	Total	12,640,057

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
1,528,800	4.796%, 8/1/2021	1,530,191
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	3.960%, 7/29/2021	1,304,546
	Mohegan Tribal Gaming Authority, Term Loan
696,737	5.226%, 10/13/2023[b,c]	703,920
	Scientific Games International, Inc., Term Loan
1,107,225	5.108%, 10/1/2021	1,117,534

	Total	4,656,191

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
885,000	0.000%, 4/28/2022[b,c]	880,133
	Albertson’s, LLC, Term Loan
287,154	0.000%, 12/21/2022[b,c]	283,763
520,821	0.000%, 6/22/2023[b,c]	514,529
	CHS/Community Health Systems, Inc., Term Loan
594,649	4.210%, 1/27/2021	593,346
	JBS USA LUX SA, Term Loan
802,988	5.750%, 10/30/2022[b,c]	782,110
	MPH Acquisition Holdings, LLC, Term Loan
448,578	4.296%, 6/7/2023	448,228
	Ortho-Clinical Diagnostics, Inc., Term Loan
713,959	5.046%, 6/30/2021	709,354
	Revlon Consumer Products Corporation, Term Loan
299,246	4.726%, 9/7/2023	278,748
	Valeant Pharmaceuticals International, Inc., Term Loan
2,042,165	5.830%, 4/1/2022	2,068,979

	Total	6,559,190

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
460,010	4.550%, 8/19/2021[b,c]	455,985
	McJunkin Red Man Corporation, Term Loan
333,707	5.226%, 11/9/2019	335,542

	Total	791,527

Financials (<0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
639,236	4.796%, 4/13/2024	632,045

	Total	632,045

Technology (0.3%)
	First Data Corporation, Term Loan
1,015,000	3.716%, 4/26/2024	1,014,634

The accompanying Notes to Financial Statements are an integral part of this schedule.

186

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Technology (0.3%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$643,520	7.296%, 12/31/2021	$645,933
	ON Semiconductor Corporation, Term Loan
128,921	3.476%, 3/31/2023	128,979
	Rackspace Hosting, Inc., Term Loan
420,000	0.000%, 11/3/2023[b,c]	419,605
	Syniverse Holdings, Inc., Term Loan
599,563	4.172%, 4/23/2019	558,595
	Western Digital Corporation, Term Loan
706,450	3.976%, 4/29/2023	708,838
	Xerox Business Services, LLC, Term Loan
398,997	5.226%, 12/7/2023	403,486

	Total	3,880,070

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
720,000	5.726%, 5/18/2023	717,300
	XPO Logistics, Inc., Term Loan
405,000	3.405%, 10/30/2021	405,753

	Total	1,123,053

	Total Bank Loans (cost $36,465,572)	36,567,723

	Long-Term Fixed Income (91.1%)
Asset-Backed Securities (2.1%)
	Babson CLO, Ltd.
3,250,000	2.308%, 10/17/2026, Ser. 2014-IIA, Class AR*,d	3,250,007
	Carlyle Global Market Strategies CLO, Ltd.
2,600,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,d	2,601,479
	Cent CLO 22, Ltd.
3,200,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,d	3,204,794
	Delta Air Lines, Inc.
1,685,528	4.250%, 7/30/2023	1,731,880
	Dryden 34 Senior Loan Fund CLO
3,250,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,d	3,250,169
	GMAC Mortgage Corporation Loan Trust
912,076	1.716%, 8/25/2035, Ser. 2005-HE1, Class A2[d,e]	881,301
1,671,841	1.204%, 12/25/2036, Ser. 2006-HE4, Class A1[d,e]	1,632,453
	IndyMac Seconds Asset-Backed Trust
428,737	1.556%, 10/25/2036, Ser. 2006-2B, Class Ad,e	272,316
	Magnetite XII, Ltd.
3,200,000	2.488%, 4/15/2027, Ser. 2015-12A, Class AR*,d	3,217,027
	OHA Loan Funding, LLC
3,250,000	2.306%, 10/20/2026, Ser. 2014-1A, Class A1R*,d	3,250,010
	Renaissance Home Equity Loan Trust
1,897,418	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[f]	1,367,263
	Shackleton, Ltd.
3,200,000	2.528%, 4/15/2027, Ser. 2015-7A, Class AR*,d	3,200,163
	Symphony CLO XV, Ltd.
3,200,000	2.338%, 10/17/2026, Ser. 2014-15A, Class AR*,d	3,209,805

	Total	31,068,667

Basic Materials (3.1%)
	Agrium, Inc.
1,920,000	3.375%, 3/15/2025	1,920,373
	Anglo American plc
1,280,000	3.625%, 5/14/2020[g]	1,300,800
	Barrick Gold Corporation
1,879,000	4.100%, 5/1/2023	2,032,586
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,728,494
1,920,000	3.000%, 11/15/2022	1,956,760
	First Quantum Minerals, Ltd.
1,280,000	7.000%, 2/15/2021[g]	1,312,000
	FMG Resources Property, Ltd.
1,280,000	5.125%, 5/15/2024[g]	1,280,000
	Freeport-McMoRan, Inc.
2,675,000	3.875%, 3/15/2023[h]	2,487,750
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[g]	3,859,792
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[g]	3,262,966
2,880,000	4.000%, 3/27/2027[g]	2,833,923
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,156,020
1,190,000	4.800%, 6/15/2044	1,271,945
	Kinross Gold Corporation
1,920,000	5.950%, 3/15/2024	2,121,005
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,146,225
1,270,000	5.750%, 4/15/2024	1,455,228
	Sherwin-Williams Company
1,600,000	3.450%, 6/1/2027	1,611,398
	Vale Overseas, Ltd.
1,280,000	4.375%, 1/11/2022	1,302,784
1,920,000	6.250%, 8/10/2026	2,071,200
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,176,323
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,539,078
	Yara International ASA
50,000	7.875%, 6/11/2019[g]	54,962

	Total	45,881,612

Capital Goods (2.4%)
	AECOM
1,230,000	5.875%, 10/15/2024	1,337,625
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[g]	2,125,788
	Bombardier, Inc.
1,280,000	7.500%, 3/15/2025[g]	1,328,000
	Embraer Netherlands Finance BV
1,920,000	5.400%, 2/1/2027	2,006,400
	General Electric Capital Corporation
3,200,000	2.246%, 3/15/2023[d]	3,290,112
	General Electric Company
2,560,000	1.551%, 5/5/2026[d]	2,513,510
	Johnson Controls International plc
1,150,000	5.250%, 12/1/2041	1,311,608
	L3 Technologies, Inc.
2,560,000	4.750%, 7/15/2020	2,732,844
1,280,000	4.950%, 2/15/2021	1,379,839
800,000	3.850%, 12/15/2026	824,768

The accompanying Notes to Financial Statements are an integral part of this schedule.

187

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Capital Goods (2.4%) - continued
	Republic Services, Inc.
$3,170,000	3.550%, 6/1/2022	$3,299,048
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,942,395
2,240,000	3.800%, 12/15/2026	2,301,732
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,359,342
630,000	3.875%, 3/1/2025	647,208
2,560,000	3.650%, 3/15/2027	2,570,266
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,309,375
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,295,483

	Total	35,575,343

Collateralized Mortgage Obligations (0.5%)
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
1,357,711	2007-A4, Class 1A5	1,183,471
	Countrywide Alternative Loan Trust
	6.000%, 1/25/2037, Ser.
1,758,283	2006-39CB, Class 1A16	1,691,389
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.502%, 4/25/2047, Ser.
1,729,307	2007-OA2, Class A1[d]	1,601,313
	Wachovia Mortgage Loan Trust, LLC
	3.534%, 5/20/2036, Ser.
1,006,828	2006-A, Class 2A1	900,256
	WaMu Mortgage Pass Through Certificates
	1.506%, 10/25/2045, Ser.
432,500	2005-AR13, Class A1A1[d]	428,897
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.482%, 2/25/2047, Ser.
3,024,796	2007-OA3, Class 2Ad	2,303,973

	Total	8,109,299

Communications Services (8.8%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,487,695
	America Movil SAB de CV
1,920,000	3.125%, 7/16/2022	1,956,653
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,608,990
2,560,000	3.125%, 1/15/2027	2,457,421
	AT&T, Inc.
3,310,000	3.800%, 3/15/2022	3,425,592
2,540,000	3.600%, 2/17/2023	2,599,266
3,190,000	4.450%, 4/1/2024	3,358,359
1,000,000	3.950%, 1/15/2025	1,019,267
1,240,000	3.400%, 5/15/2025	1,219,142
5,120,000	4.250%, 3/1/2027	5,293,491
3,190,000	4.300%, 12/15/2042	2,966,247
3,200,000	4.750%, 5/15/2046	3,142,227
3,200,000	5.450%, 3/1/2047	3,449,462
	CBS Corporation
1,280,000	2.900%, 1/15/2027	1,212,466
1,280,000	3.375%, 2/15/2028[c]	1,254,668
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022	4,655,571
1,920,000	3.750%, 2/15/2028[c,g]	1,891,884
3,120,000	6.484%, 10/23/2045	3,749,316
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[g]	2,026,987
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	3,837,251
2,700,000	6.400%, 5/15/2038	3,594,802
	Cox Communications, Inc.
3,317,000	3.850%, 2/1/2025[g,h]	3,342,285
1,920,000	8.375%, 3/1/2039[g]	2,547,260
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	985,774
4,160,000	5.250%, 1/15/2023	4,620,529
2,700,000	4.450%, 2/15/2026	2,868,115
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,507,760
	Level 3 Financing, Inc.
1,280,000	5.125%, 5/1/2023	1,328,794
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,522,300
940,000	3.650%, 11/1/2024	964,032
	S&P Global, Inc.
1,920,000	2.950%, 1/22/2027	1,848,474
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,207,004
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[g]	3,175,863
	SFR Group SA
1,920,000	6.000%, 5/15/2022[g]	2,008,800
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[g]	1,415,775
	Sprint Corporation
960,000	7.125%, 6/15/2024	1,068,000
	Telefonica Emisiones SAU
3,200,000	4.103%, 3/8/2027	3,306,416
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,973,364
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,554,376
	Time Warner, Inc.
1,210,000	4.750%, 3/29/2021	1,302,970
	Verizon Communications, Inc.
3,352,000	2.946%, 3/15/2022[g]	3,374,921
2,740,000	3.500%, 11/1/2024	2,768,389
1,920,000	5.250%, 3/16/2037	2,066,260
3,830,000	4.862%, 8/21/2046	3,829,050
5,457,000	4.522%, 9/15/2048	5,173,896
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,894,688
1,270,000	4.375%, 2/19/2043	1,255,815
	Zayo Group, LLC
1,280,000	5.750%, 1/15/2027[g]	1,339,200

	Total	130,456,867

Consumer Cyclical (4.5%)
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,193,592
1,870,000	4.750%, 12/1/2022	2,049,456
1,600,000	3.875%, 7/20/2025	1,663,742
3,120,000	5.125%, 7/20/2045	3,581,666
	Dana, Inc.
1,280,000	6.000%, 9/15/2023	1,334,400
	Dollar Tree, Inc.
1,230,000	5.750%, 3/1/2023	1,296,113

The accompanying Notes to Financial Statements are an integral part of this schedule.

188

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (4.5%) - continued
	Ford Motor Credit Company, LLC
$1,700,000	2.597%, 11/4/2019	$1,711,380
2,575,000	4.250%, 9/20/2022	2,704,796
1,850,000	3.096%, 5/4/2023	1,827,880
2,510,000	3.664%, 9/8/2024	2,504,094
3,720,000	4.134%, 8/4/2025	3,784,527
	General Motors Company
1,230,000	5.000%, 4/1/2035	1,234,233
1,920,000	6.750%, 4/1/2046	2,279,919
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,150,499
3,830,000	3.700%, 5/9/2023	3,888,710
2,510,000	4.000%, 1/15/2025	2,520,886
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	897,561
3,180,000	4.250%, 4/1/2046	3,421,543
	Hyundai Capital America
3,850,000	2.450%, 6/15/2021[g,h]	3,800,662
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[g]	1,912,226
	L Brands, Inc.
1,260,000	5.625%, 2/15/2022	1,348,200
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,950,500
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[g]	1,299,200
	MGM Resorts International
1,240,000	6.000%, 3/15/2023	1,367,100
	Scientific Games International, Inc.
1,280,000	7.000%, 1/1/2022[g]	1,363,200
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,197,500
960,000	4.375%, 4/15/2023	993,120
1,280,000	4.875%, 3/15/2027	1,318,400
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,903,941
	Wyndham Worldwide Corporation
1,920,000	4.500%, 4/1/2027	1,979,514
	ZF North America Capital, Inc.
1,230,000	4.500%, 4/29/2022[g]	1,291,500

	Total	66,770,060

Consumer Non-Cyclical (9.6%)
	Abbott Laboratories
5,120,000	3.750%, 11/30/2026	5,227,090
1,440,000	4.750%, 11/30/2036	1,569,144
1,920,000	4.900%, 11/30/2046	2,122,001
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,407,778
	Actavis Funding SCS
2,555,000	3.850%, 6/15/2024	2,664,673
2,560,000	3.800%, 3/15/2025	2,648,161
	Altria Group, Inc.
1,600,000	2.625%, 9/16/2026	1,540,627
	Amgen, Inc.
1,920,000	4.400%, 5/1/2045	1,974,908
	Anheuser-Busch InBev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,646,080
4,470,000	3.650%, 2/1/2026	4,605,745
3,210,000	4.700%, 2/1/2036	3,546,254
3,200,000	4.900%, 2/1/2046	3,616,742
	Anheuser-Busch InBev Worldwide, Inc.
4,320,000	3.750%, 1/15/2022	4,555,440
	Becton, Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,177,673
1,920,000	3.363%, 6/6/2024	1,923,717
1,920,000	3.734%, 12/15/2024	1,951,622
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,911,049
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,737,941
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,829,719
1,920,000	3.500%, 11/24/2020	1,968,234
	Cardinal Health, Inc.
1,280,000	3.079%, 6/15/2024	1,282,753
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,963,281
	Constellation Brands, Inc.
2,560,000	4.250%, 5/1/2023	2,725,007
640,000	3.500%, 5/9/2027	639,470
	Express Scripts Holding Company
3,810,000	4.500%, 2/25/2026	4,038,246
1,920,000	3.400%, 3/1/2027	1,853,240
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[g]	2,783,833
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022	3,216,324
1,860,000	5.200%, 7/15/2045	2,016,876
	HCA, Inc.
1,920,000	4.750%, 5/1/2023	2,030,400
	Heineken NV
1,920,000	3.500%, 1/29/2028[g]	1,948,708
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[g]	2,279,836
	JBS USA, LLC
1,270,000	7.250%, 6/1/2021[g]	1,269,365
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,544,954
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,224,676
	Kroger Company
3,200,000	2.650%, 10/15/2026[h]	2,951,494
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,275,569
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[g]	1,909,991
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,834,476
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[g]	3,485,218
1,910,000	4.450%, 1/15/2022[g]	2,047,656
	Reckitt Benckiser Treasury Services plc
1,280,000	2.750%, 6/26/2024[g]	1,267,645
1,600,000	3.000%, 6/26/2027[g]	1,577,075
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,912,713
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,171,302
1,280,000	3.200%, 9/23/2026	1,251,785
	Teva Pharmaceutical Finance Netherlands III BV
3,040,000	2.800%, 7/21/2023	2,956,434
4,480,000	3.150%, 10/1/2026[h]	4,255,006

The accompanying Notes to Financial Statements are an integral part of this schedule.

189

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Non-Cyclical (9.6%) - continued
	Thermo Fisher Scientific, Inc.
$3,830,000	3.000%, 4/15/2023	$3,860,594
1,280,000	2.950%, 9/19/2026	1,244,787
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,287,384
	Valeant Pharmaceuticals International
1,920,000	6.375%, 10/15/2020[g,h]	1,860,000
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,248,685
	Whirlpool Corporation
2,605,000	3.700%, 3/1/2023	2,694,935
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,268,984

	Total	141,803,300

Energy (10.5%)
	Access Midstream Partners, LP
1,270,000	4.875%, 5/15/2023	1,317,777
	Anadarko Petroleum Corporation
3,830,000	5.550%, 3/15/2026[h]	4,280,431
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,903,500
	Boardwalk Pipelines, LP
1,760,000	4.450%, 7/15/2027	1,802,119
	BP Capital Markets plc
1,910,000	2.750%, 5/10/2023	1,901,707
2,490,000	3.814%, 2/10/2024	2,596,955
1,590,000	3.119%, 5/4/2026	1,576,056
2,560,000	3.017%, 1/16/2027	2,490,916
	Buckeye Partners, LP
640,000	3.950%, 12/1/2026	633,555
1,900,000	5.850%, 11/15/2043	2,040,634
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,193,137
1,600,000	3.850%, 6/1/2027	1,590,800
1,600,000	6.250%, 3/15/2038	1,887,538
	Cenovus Energy, Inc.
1,600,000	4.250%, 4/15/2027[g,h]	1,524,362
	Continental Resources, Inc.
1,910,000	3.800%, 6/1/2024[h]	1,748,834
	El Paso Pipeline Partners Operating
	Company, LLC
3,850,000	5.000%, 10/1/2021	4,134,569
4,450,000	4.300%, 5/1/2024	4,599,689
1,280,000	4.700%, 11/1/2042	1,209,957
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,703,995
1,920,000	7.375%, 10/15/2045	2,448,073
	Enbridge, Inc.
1,920,000	6.000%, 1/15/2077	2,013,600
1,600,000	3.700%, 7/15/2027[c]	1,598,994
1,920,000	5.500%, 12/1/2046	2,166,758
	Encana Corporation
1,280,000	6.625%, 8/15/2037	1,485,898
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,935,450
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027[h]	4,462,246
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,264,128
960,000	4.850%, 7/15/2026	998,896
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,000,406
2,490,000	3.700%, 2/15/2026	2,536,314
1,690,000	7.034%, 1/15/2068	1,730,560
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	3,074,974
	Exxon Mobil Corporation
3,180,000	2.726%, 3/1/2023	3,217,184
	Halliburton Company
1,920,000	5.000%, 11/15/2045	2,045,610
	Hess Corporation
1,920,000	5.800%, 4/1/2047	1,938,374
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	838,500
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[g]	1,372,243
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,411,724
	Marathon Oil Corporation
2,560,000	2.800%, 11/1/2022	2,454,095
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,219,898
1,280,000	4.750%, 9/15/2044	1,217,660
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,704,244
1,920,000	5.200%, 3/1/2047	1,969,114
	Nabors Industries, Inc.
640,000	5.500%, 1/15/2023[g]	606,400
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	1,982,600
	Noble Energy, Inc.
1,280,000	5.050%, 11/15/2044	1,316,302
	ONEOK, Inc.
1,920,000	7.500%, 9/1/2023	2,289,600
	Petrobras Global Finance BV
1,930,000	8.375%, 5/23/2021	2,160,403
1,920,000	7.375%, 1/17/2027	2,031,360
	Petroleos Mexicanos
960,000	5.375%, 3/13/2022[g]	1,010,640
1,920,000	4.625%, 9/21/2023	1,943,040
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,300,409
	Plains All American Pipeline, LP
3,210,000	2.850%, 1/31/2023	3,113,661
1,920,000	4.500%, 12/15/2026	1,941,982
	Regency Energy Partners, LP
3,190,000	5.000%, 10/1/2022	3,420,921
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,126,965
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[g]	3,329,040
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,153,741
	Spectra Energy Partners, LP
3,190,000	3.375%, 10/15/2026	3,118,442
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,964,705
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,211,056
	Tesoro Corporation
2,560,000	4.750%, 12/15/2023[g]	2,756,864
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,983,400
	TransCanada Trust
1,280,000	5.300%, 3/15/2077	1,315,840
1,600,000	5.875%, 8/15/2076	1,736,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

190

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Energy (10.5%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$1,925,000	7.850%, 2/1/2026	$2,476,826
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,059,899
2,880,000	3.900%, 1/15/2025	2,911,882
1,600,000	3.750%, 6/15/2027	1,583,891
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[g]	3,118,910
	WPX Energy, Inc.
1,280,000	6.000%, 1/15/2022[h]	1,267,200

	Total	155,473,773

Financials (27.0%)
	Aegon NV
2,600,000	2.326%, 10/15/2017[d,i]	2,210,000
	AerCap Ireland Capital, Ltd.
960,000	3.950%, 2/1/2022	999,429
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,526,180
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022[h]	2,619,002
1,260,000	4.250%, 9/15/2024	1,321,629
1,280,000	3.625%, 4/1/2027	1,280,260
	Allstate Corporation
2,880,000	4.200%, 12/15/2046	3,010,069
	American International Group, Inc.
3,130,000	4.500%, 7/16/2044	3,187,188
	Aon plc
1,910,000	3.875%, 12/15/2025	1,996,078
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,301,663
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,213,047
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[h]	3,431,085
	Australia & New Zealand Banking Group, Ltd.
1,280,000	6.750%, 6/15/2026[g,h,i]	1,415,227
	AXA SA
2,580,000	8.600%, 12/15/2030	3,637,800
	Banco de Brasil SA
1,371,000	9.000%, 6/18/2024[g,i]	1,388,138
	Banco Santander SA
2,000,000	6.375%, 5/19/2019[i]	2,047,500
	Bank of America Corporation
3,840,000	2.357%, 3/22/2018[d]	3,863,220
3,380,000	7.625%, 6/1/2019	3,728,951
2,870,000	2.625%, 4/19/2021	2,882,462
1,000,000	4.100%, 7/24/2023	1,058,478
3,830,000	4.125%, 1/22/2024	4,041,941
2,830,000	4.200%, 8/26/2024	2,935,984
2,860,000	6.500%, 10/23/2024[i]	3,180,120
2,750,000	3.950%, 4/21/2025	2,786,660
1,270,000	3.875%, 8/1/2025	1,313,950
1,270,000	6.300%, 3/10/2026[i]	1,423,988
3,200,000	3.705%, 4/24/2028	3,224,141
1,950,000	5.875%, 2/7/2042	2,446,751
3,110,000	4.750%, 4/21/2045	3,344,612
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[g]	2,392,013
	Barclays plc
2,560,000	3.684%, 1/10/2023	2,626,435
1,280,000	4.836%, 5/9/2028	1,308,667
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,897,523
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,021,670
	BPCE SA
1,920,000	3.000%, 5/22/2022[g,h]	1,936,698
1,265,000	5.700%, 10/22/2023[g]	1,407,566
2,190,000	5.150%, 7/21/2024[g]	2,339,910
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,139,598
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,216,904
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021	1,323,975
	Citigroup, Inc.
3,200,000	2.289%, 12/8/2021[d]	3,230,394
2,560,000	2.632%, 9/1/2023[d]	2,607,539
4,370,000	4.400%, 6/10/2025	4,550,791
3,305,000	5.500%, 9/13/2025	3,675,560
1,910,000	3.700%, 1/12/2026	1,931,942
2,490,000	4.450%, 9/29/2027	2,589,929
2,560,000	3.887%, 1/10/2028	2,601,910
2,560,000	4.281%, 4/24/2048	2,623,114
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,561,897
1,280,000	2.650%, 5/26/2022	1,276,408
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,268,806
	CNA Financial Corporation
1,995,000	7.350%, 11/15/2019	2,229,488
1,870,000	7.250%, 11/15/2023	2,263,218
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,587,266
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[g,i]	1,498,335
	CoreStates Capital III
2,440,000	1.752%, 2/15/2027[d,g]	2,281,400
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[g]	1,314,095
2,570,000	8.125%, 12/23/2025[g,i]	2,985,569
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[g]	3,281,139
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020	3,249,707
4,400,000	3.750%, 3/26/2025	4,445,945
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,719,389
1,600,000	4.250%, 3/13/2026	1,643,566
1,280,000	3.450%, 7/27/2026	1,238,134
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,348,877
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[g]	2,066,747
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[g]	2,050,838
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035	2,753,263
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,131,176
3,275,000	5.250%, 7/27/2021	3,589,230
3,200,000	2.350%, 11/15/2021	3,161,110
1,920,000	2.908%, 6/5/2023	1,912,385
2,190,000	4.000%, 3/3/2024	2,292,715
4,450,000	3.850%, 7/8/2024	4,619,082

The accompanying Notes to Financial Statements are an integral part of this schedule.

191

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (27.0%) - continued
$2,490,000	4.250%, 10/21/2025	$2,574,050
1,920,000	5.300%, 11/10/2026[h,i]	2,016,000
2,560,000	3.500%, 11/16/2026	2,546,691
3,760,000	5.150%, 5/22/2045	4,183,237
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,585,100
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,564,495
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,262,939
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[h,i]	1,382,400
1,920,000	3.600%, 5/25/2023	1,983,884
2,560,000	4.300%, 3/8/2026	2,724,408
1,600,000	6.000%, 5/22/2027[i]	1,654,400
1,920,000	4.041%, 3/13/2028	1,988,907
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,255,706
	Icahn Enterprises, LP
1,360,000	6.000%, 8/1/2020	1,399,950
	ILFC E-Capital Trust II
2,230,000	4.590%, 12/21/2065[d,g]	2,129,650
	ING Groep NV
1,920,000	3.950%, 3/29/2027	1,996,712
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,889,815
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,272,429
2,560,000	6.000%, 8/1/2023[i]	2,756,787
3,190,000	2.383%, 10/24/2023[d]	3,237,952
1,270,000	6.750%, 2/1/2024[i]	1,443,038
3,200,000	2.950%, 10/1/2026	3,088,650
3,150,000	5.500%, 10/15/2040	3,850,299
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,606,949
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[g]	2,122,008
1,910,000	4.850%, 8/1/2044[g]	2,052,051
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,985,025
2,550,000	4.400%, 2/15/2024	2,697,497
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,371,544
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,990,388
	Macquarie Bank, Ltd.
960,000	6.125%, 3/8/2027[g,i]	981,600
	Marsh & McLennan Companies, Inc.
960,000	4.350%, 1/30/2047	1,027,479
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[g]	945,070
	MetLife, Inc.
2,250,000	9.250%, 4/8/2038[g]	3,352,500
	Mitsubishi UFJ Financial Group, Inc.
1,280,000	2.190%, 9/13/2021	1,261,313
1,920,000	3.677%, 2/22/2027	1,981,860
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,639,928
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,667,291
2,550,000	2.500%, 4/21/2021	2,547,804
2,560,000	2.625%, 11/17/2021	2,555,963
3,205,000	4.875%, 11/1/2022	3,479,402
3,190,000	2.553%, 10/24/2023[d]	3,245,391
1,870,000	4.000%, 7/23/2025	1,951,962
2,550,000	5.000%, 11/24/2025	2,773,273
1,280,000	3.125%, 7/27/2026	1,244,605
2,510,000	4.350%, 9/8/2026	2,609,752
1,570,000	4.300%, 1/27/2045	1,625,897
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,290,950
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[g]	2,604,465
1,920,000	4.000%, 9/14/2026[g]	1,899,325
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[g,i]	1,918,350
	Omega Healthcare Investors, Inc.
1,870,000	5.250%, 1/15/2026	1,986,649
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[g]	2,841,664
	Preferred Term Securities XXIII, Ltd.
2,229,619	1.446%, 12/22/2036*,d	1,802,471
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,709,254
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,993,823
1,425,000	6.200%, 11/15/2040	1,840,080
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,955,421
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,542,618
	Regions Bank
377,000	7.500%, 5/15/2018	394,678
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,111,522
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 8/10/2020[i]	2,569,680
1,920,000	8.625%, 8/15/2021[i]	2,092,800
2,560,000	3.498%, 5/15/2023	2,575,163
2,560,000	3.875%, 9/12/2023	2,610,693
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[g]	2,589,635
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,725,799
	State Street Capital Trust IV
1,920,000	2.246%, 6/15/2047[d]	1,767,600
	Sumitomo Mitsui Financial Group, Inc.
2,560,000	3.010%, 10/19/2026	2,505,201
2,600,000	3.446%, 1/11/2027	2,642,026
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,938,946
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,522,563
2,690,000	4.250%, 8/15/2024	2,747,800
2,560,000	3.700%, 8/4/2026	2,470,774
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[g]	1,596,430
2,490,000	4.125%, 9/24/2025[g]	2,610,347
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[g]	2,674,793
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,657,372
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,588,855
1,240,000	4.750%, 7/15/2045	1,426,392
	USB Realty Corporation
1,900,000	2.305%, 1/15/2022[d,g,i]	1,662,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

192

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (27.0%) - continued
	Ventas Realty, LP
$1,280,000	3.500%, 2/1/2025	$1,271,816
1,920,000	3.850%, 4/1/2027	1,930,214
	Voya Financial, Inc.
2,560,000	3.650%, 6/15/2026	2,565,117
	Wells Fargo & Company
3,160,000	5.875%, 6/15/2025[i]	3,482,225
2,560,000	3.000%, 4/22/2026	2,500,488
5,110,000	3.000%, 10/23/2026	4,976,430
	Welltower, Inc.
950,000	4.950%, 1/15/2021	1,020,960
1,550,000	4.000%, 6/1/2025	1,602,779
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,927,989
1,840,000	5.250%, 12/15/2043	2,088,337

	Total	400,744,521

Foreign Government (0.7%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021	1,703,685
2,240,000	5.625%, 1/26/2022	2,293,760
1,920,000	6.875%, 1/26/2027	1,985,280
	Mexico Government International Bond
2,100,000	3.600%, 1/30/2025	2,125,200
2,880,000	4.125%, 1/21/2026	2,993,760

	Total	11,101,685

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 7/1/2031[c]	4,283,984
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,302,500	4.000%, 7/1/2047[c]	9,781,796
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,200,000	3.000%, 7/1/2047[c]	12,180,938
25,150,000	3.500%, 7/1/2047[c]	25,823,162
14,077,500	4.000%, 7/1/2047[c]	14,795,672
2,025,000	4.500%, 7/1/2047[c]	2,171,653

	Total	69,037,205

Technology (3.9%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,530,122
2,550,000	2.450%, 8/4/2026	2,440,809
2,560,000	3.350%, 2/9/2027	2,621,243
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,300,945
	Broadcom Corporation
1,600,000	3.625%, 1/15/2024[g]	1,636,400
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[g]	2,698,555
1,920,000	5.450%, 6/15/2023[g]	2,083,265
3,840,000	6.020%, 6/15/2026[g]	4,230,179
	DXC Technology Company
2,560,000	4.750%, 4/15/2027[g]	2,669,542
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,993,950
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,341,601
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018	2,511,369
2,560,000	4.400%, 10/15/2022	2,713,626
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,979,003
	Microsoft Corporation
3,200,000	3.300%, 2/6/2027	3,290,250
2,560,000	3.450%, 8/8/2036	2,564,682
1,920,000	4.250%, 2/6/2047	2,081,841
	Oracle Corporation
3,850,000	2.650%, 7/15/2026	3,694,714
3,200,000	4.000%, 7/15/2046	3,236,509
	QUALCOMM, Inc.
1,920,000	2.600%, 1/30/2023	1,913,783
1,280,000	2.900%, 5/20/2024	1,277,048
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[g]	1,927,800

	Total	57,737,236

Transportation (1.6%)
	American Airlines Pass Through Trust
2,113,598	4.000%, 7/15/2025	2,208,711
2,560,000	3.650%, 8/15/2030	2,636,800
	British Airways plc
2,764,874	4.625%, 6/20/2024[g]	2,970,221
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,819,558
	Continental Airlines, Inc.
732,219	7.250%, 11/10/2019	810,932
1,163,578	4.000%, 10/29/2024	1,226,120
	Delta Air Lines, Inc.
1,059,756	4.950%, 5/23/2019	1,100,821
	ERAC USA Finance, LLC
2,000,000	3.800%, 11/1/2025[g]	2,038,822
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[g]	2,570,940
	United Airlines Pass Through Trust
1,452,921	3.750%, 9/3/2026	1,503,773
	US Airways Pass Through Trust
2,577,757	3.950%, 11/15/2025	2,680,868
	Virgin Australia Holdings, Ltd.
1,533,798	5.000%, 10/23/2023[g]	1,598,984

	Total	24,166,550

U.S. Government and Agencies (5.6%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,274,414
7,040,000	2.375%, 5/15/2027	7,085,373
4,500,000	4.375%, 5/15/2041	5,775,115
5,307,000	3.125%, 2/15/2042	5,626,455
7,550,000	2.500%, 2/15/2045	7,057,189
7,940,000	3.000%, 11/15/2045	8,191,539
3,840,000	2.875%, 11/15/2046	3,867,752
7,050,000	3.000%, 2/15/2047	7,285,181
7,040,000	3.000%, 5/15/2047	7,278,149
	U.S. Treasury Notes
1,000,000	2.875%, 3/31/2018	1,011,641
3,000,000	1.375%, 10/31/2020	2,975,391
1,960,000	1.875%, 8/31/2022	1,955,866
7,000,000	1.875%, 10/31/2022	6,974,296
7,130,000	2.125%, 12/31/2022	7,186,263
4,490,000	2.125%, 3/31/2024	4,492,106
	U.S. Treasury Notes, TIPS
2,611,251	0.125%, 7/15/2026	2,518,116

	Total	82,554,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

193

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
$2,550,000	5.250%, 11/15/2022, Ser. A, AMT	$2,929,210

	Total	2,929,210

Utilities (6.0%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,467,774
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,611,149
	Arizona Public Service Company
2,560,000	2.550%, 9/15/2026	2,435,397
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,423,242
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,584,061
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,254,984
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,403,375
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,647,366
3,200,000	3.750%, 9/1/2046	3,044,570
	Dynegy, Inc.
1,250,000	7.375%, 11/1/2022[h]	1,234,375
	Electricite de France SA
3,200,000	5.250%, 1/29/2023[g,i]	3,283,200
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026	3,217,749
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,640,842
3,120,000	3.950%, 6/15/2025	3,228,988
1,910,000	3.400%, 4/15/2026	1,903,750
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022[h]	2,693,332
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,280,259
	Fortis, Inc.
2,560,000	3.055%, 10/4/2026[g]	2,470,641
	Great River Energy
6,485	5.829%, 7/1/2017*	6,485
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,327,071
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,680,301
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,783,836
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,486,426
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,437,820
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,261,321
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,908,636
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,311,505
3,190,000	3.950%, 3/15/2024	3,357,057
1,920,000	3.100%, 5/15/2026	1,879,273
	Southern Company
1,920,000	5.500%, 3/15/2057	2,024,876
3,840,000	3.250%, 7/1/2026	3,756,906
	Xcel Energy, Inc.
3,766,000	3.300%, 6/1/2025	3,799,721

	Total	88,846,288

	Total Long-Term Fixed Income (cost $1,317,480,898)	1,352,256,462

Shares	Preferred Stock (1.4%)
Consumer Non-Cyclical (0.2%)
76,576	CHS, Inc., 7.100%[i]	2,252,866

	Total	2,252,866

Financials (1.2%)
102,122	Citigroup, Inc., 7.542%[d]	2,653,130
22,500	Cobank ACB, 6.250%*,i	2,338,594
31,925	Countrywide Capital V, 7.000%	819,195
90,500	Discover Financial Services 6.500%[i]	2,333,090
78,590	GMAC Capital Trust I, 6.967%[d]	2,059,058
95,940	Goldman Sachs Group, Inc., 5.500%[i]	2,700,711
88,200	Morgan Stanley, 7.125%[i]	2,614,248
101,500	Wells Fargo & Company, 5.850%[i]	2,807,490

	Total	18,325,516

	Total Preferred Stock (cost $19,317,283)	20,578,382

	Common Stock (<0.1%)
Energy (<0.1%)
4,825	Arch Coal, Inc.	329,547

	Total	329,547

	Total Common Stock (cost $314,820)	329,547

	Collateral Held for Securities Loaned (2.6%)
38,048,799	Thrivent Cash Management Trust	38,048,799

	Total Collateral Held for Securities Loaned (cost $38,048,799)	38,048,799

Shares or Principal Amount	Short-Term Investments (9.1%)[j]
	Federal Farm Credit Bank
1,000,000	1.150%, 10/10/2017[k]	1,000,168
	Federal Home Loan Bank Discount Notes
1,890,000	0.922%, 7/5/2017	1,889,894
1,815,000	0.888%, 7/7/2017	1,814,799
2,700,000	0.825%, 7/10/2017	2,699,476
5,400,000	0.825%, 7/11/2017	5,398,801
6,550,000	0.908%, 7/19/2017[k]	6,547,092
3,200,000	1.020%, 7/20/2017	3,198,490
1,100,000	0.970%, 7/28/2017	1,099,237
4,240,000	1.014%, 8/2/2017	4,236,396
6,800,000	1.013%, 8/4/2017	6,793,832
3,700,000	0.954%, 8/9/2017	3,696,122
4,100,000	1.023%, 8/10/2017	4,095,584
4,490,000	1.001%, 8/11/2017	4,485,039
1,300,000	1.030%, 8/14/2017	1,298,453
1,800,000	1.032%, 8/16/2017	1,797,755
3,000,000	1.035%, 8/17/2017	2,996,175
3,150,000	1.035%, 9/5/2017	3,144,232
550,000	1.030%, 9/8/2017	548,946

The accompanying Notes to Financial Statements are an integral part of this schedule.

194

INCOME PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.1%)[j]	Value
	Thrivent Core Short-Term Reserve Fund
7,820,953	1.240%	$78,209,532

	Total Short-Term Investments (cost $134,948,142)	134,950,023

	Total Investments (cost $1,546,575,514) 106.7%	$1,582,730,936

	Other Assets and Liabilities, Net (6.7%)	(99,280,040)

	Total Net Assets 100.0%	$1,483,450,896

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	All or a portion of the security is insured or guaranteed.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $170,812,392 or 11.5% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of June 30, 2017 was $29,331,004 or 2.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$3,250,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	2,600,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,200,000
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	2,250,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,250,000
Great River Energy, 7/1/2017	4/13/2009	6,485
Magnetite XII, Ltd., 4/15/2027	11/17/2016	3,200,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	3,250,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,229,619
Shackleton, Ltd., 4/15/2027	12/16/2016	3,200,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	3,200,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 30, 2017:

Securities Lending Transactions

Taxable Debt Security	$36,786,562

Total lending	$36,786,562
Gross amount payable upon return of collateral for securities loaned	$38,048,799

Net amounts due to counterparty	$1,262,237

Definitions:

AMT	-	Subject to Alternative Minimum Tax
CLO	-	Collateralized Loan Obligation
G.O.	-	General Obligation
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

195

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value
Basic Materials (<0.1%)
	Arch Coal, Inc., Term Loan
$84,787	5.226%, 3/7/2024	$84,611

	Total	84,611

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
917,274	3.939%, 11/10/2023	920,062
	Berry Plastics Corporation, Term Loan
280,000	3.367%, 2/8/2020	279,922
100,000	3.367%, 1/6/2021	99,942

	Total	1,299,926

Communications Services (0.5%)
	Cengage Learning Acquisitions, Term Loan
449,074	5.339%, 6/7/2023	423,301
	Coral-US Co-Borrower, LLC, Term Loan
175,000	4.726%, 11/19/2024	175,329
	LTS Buyer, LLC, Term Loan
662,400	4.546%, 4/13/2020	664,387
	McGraw-Hill Global Education Holdings, LLC, Term Loan
214,458	5.226%, 5/4/2022	210,671
	NEP/NCP Holdco, Inc., Term Loan
924,373	4.476%, 1/22/2020	924,086
165,000	0.000%, 7/21/2022[b,c]	164,949
	TNS, Inc., Term Loan
588,161	5.230%, 2/15/2020	592,131
	Univision Communications, Inc., Term Loan
1,163,026	3.976%, 3/15/2024	1,139,277
	WideOpenWest Finance, LLC, Term Loan
205,000	0.000%, 8/6/2023[b,c]	204,652

	Total	4,498,783

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	3.960%, 7/29/2021	615,233
	Ceridian HCM Holding, Inc., Term Loan
648,132	4.726%, 9/15/2020	642,869
	Mohegan Tribal Gaming Authority, Term Loan
308,537	5.226%, 10/13/2023[b,c]	311,718
	Scientific Games International, Inc., Term Loan
423,938	5.108%, 10/1/2021	427,885
	Seminole Hard Rock Entertainment, Inc., Term Loan
465,600	4.046%, 5/14/2020	465,893

	Total	2,463,598

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
250,000	0.000%, 4/28/2022[b,c]	248,625
	JBS USA LUX SA, Term Loan
304,238	5.750%, 10/30/2022[b,c]	296,327
	MPH Acquisition Holdings, LLC, Term Loan
139,558	4.296%, 6/7/2023	139,449
	Revlon Consumer Products Corporation, Term Loan
84,786	4.726%, 9/7/2023	78,979

	Total	763,380

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
139,641	0.000%, 8/19/2021[b,c]	138,419
	Pacific Drilling SA, Term Loan
1,166,400	4.750%, 6/3/2018	529,254

	Total	667,673

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
620,291	4.226%, 12/13/2019	614,764
	Harland Clarke Holdings Corporation, Term Loan
48,484	7.296%, 12/31/2021	48,666
187,693	6.796%, 2/9/2022	187,740
	Rackspace Hosting, Inc., Term Loan
130,000	0.000%, 11/3/2023[b,c]	129,878

	Total	981,048

Utilities (<0.1%)
	Intergen NV, Term Loan
250,936	5.800%, 6/13/2020	250,414

	Total	250,414

	Total Bank Loans (cost $11,686,491)	11,009,433

	Long-Term Fixed Income (96.4%)
Asset-Backed Securities (26.7%)
	ALM Loan Funding CLO
3,500,000	2.232%, 10/17/2026, Ser. 2014-11A, Class A1R*,d	3,499,895
	Americredit Automobile Receivables Trust
4,090,995	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	4,086,567
	Apidos CLO XVIII
3,600,000	2.273%, 7/22/2026, Ser. 2014-18A, Class A1R*,d	3,599,978
	ARI Fleet Lease Trust
3,600,000	1.910%, 4/15/2026, Ser. 2017-A, Class A2[e]	3,597,180
	Babson CLO, Ltd.
3,760,000	2.308%, 10/17/2026, Ser. 2014-IIA, Class AR*,d	3,760,008
	Barclays Dryrock Issuance Trust
2,250,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,237,198
	Bayview Opportunity Master Fund IVa Trust
3,800,000	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ae	3,898,776
	Bayview Opportunity Master Fund Trust
863,597	3.598%, 9/29/2031, Ser. 2016-RN3, Class A1[e,f]	868,328
	Betony CLO, Ltd.
3,425,000	2.508%, 4/15/2027, Ser. 2015-1A, Class AR*,d	3,433,552
	Birchwood Park CLO, Ltd.
3,420,000	2.338%, 7/15/2026, Ser. 2014-1A, Class AR*,d	3,421,943

The accompanying Notes to Financial Statements are an integral part of this schedule.

196

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (26.7%) - continued
	BlueMountain CLO, Ltd.
$4,000,000	2.298%, 10/15/2026, Ser. 2014-3A, Class A1R*,d	$3,999,984
	Brazos Higher Education Authority, Inc.
1,990,556	1.989%, 2/25/2030, Ser. 2011-1, Class A2[d]	1,987,390
	CARDS II Trust
5,100,000	1.529%, 4/18/2022, Ser. 2017-1A, Class Ad,e	5,104,341
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	2.358%, 10/15/2026, Ser. 2014-4A, Class A1R*,d	3,752,134
	CarMax Auto Owner Trust
5,714,638	1.210%, 11/15/2019, Ser. 2016-4, Class A2	5,705,776
	Cent CLO 16, LP
3,346,008	2.420%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,d	3,348,377
	Cent CLO 22, Ltd.
3,750,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,d	3,755,617
	Chase Issuance Trust
2,250,000	1.100%, 1/15/2020, Ser. 2016-A6, Class A6	2,246,652
3,700,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	3,703,378
	Chesapeake Funding II, LLC
3,849,756	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[e]	3,845,192
	Chrysler Capital Auto Receivables Trust
4,537,486	1.360%, 1/15/2020, Ser. 2016-BA, Class A2[e]	4,532,109
	CLUB Credit Trust
2,550,000	2.390%, 4/17/2023, Ser. 2017-NP1, Class A*	2,551,968
	Commonbond Student Loan Trust
654,103	3.200%, 6/25/2032, Ser. 2015-A, Class A*	657,690
2,500,000	2.550%, 5/25/2041, Ser. 2017-AG5, Class A1[e]	2,489,288
	CPS Auto Receivables Trust
1,296,430	2.070%, 11/15/2019, Ser. 2016-B, Class Ae	1,298,062
	Credit Based Asset Servicing and Securitization, LLC
1,522,074	3.390%, 12/25/2036, Ser. 2006-CB2, Class AF2[f]	1,211,829
	DRB Prime Student Loan Trust
2,918,764	3.116%, 10/27/2031, Ser. 2015-B, Class A1*,d	2,969,895
2,568,888	1.750%, 5/27/2042, Ser. 2017-A, Class A2Ae	2,567,274
	Dryden 34 Senior Loan Fund CLO
3,600,000	2.318%, 10/15/2026, Ser. 2014-34A, Class AR*,d	3,600,187
	Earnest Student Loan Program, LLC
3,600,000	2.650%, 1/25/2041, Ser. 2017-A, Class A2[e]	3,583,818
	Edlinc Student Loan Funding Trust
1,377,114	3.930%, 10/1/2025, Ser. 2012-A, Class AT*,d	1,399,664
	Ford Credit Auto Owner Trust
4,952,254	1.040%, 9/15/2019, Ser. 2016-C, Class A2A	4,943,954
3,575,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ae	3,607,838
	GMAC Mortgage Corporation Loan Trust
273,623	1.716%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	264,390
625,877	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[g]	603,104
1,017,642	1.204%, 12/25/2036, Ser. 2006-HE4, Class A1[d,g]	993,667
	GoldenTree Loan Opportunities IX, Ltd.
3,500,000	2.540%, 10/29/2026, Ser. 2014-9A, Class AR*,d	3,509,166
	GreatAmerica Leasing Receivables Funding, LLC
2,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[e]	2,002,424
	Impac CMB Trust
1,223,190	1.736%, 4/25/2035, Ser. 2005-2, Class 1A1[d]	1,129,152
373,335	1.856%, 8/25/2035, Ser. 2005-5, Class A1[d]	335,654
	John Deere Owner Trust
1,750,000	1.250%, 6/15/2020, Ser. 2016-B, Class A3	1,742,226
	Kubota Credit Owner Trust
3,000,000	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[e]	2,981,223
	Madison Park Funding XIV, Ltd.
3,700,000	2.276%, 7/20/2026, Ser. 2014-14A, Class A1R*,d	3,701,569
	Marlette Funding Trust
2,573,131	2.827%, 3/15/2024, Ser. 2017-AA, Class Ae	2,582,408
	Master Credit Card Trust
4,500,000	1.964%, 9/23/2019, Ser. 2016-1A, Class Ad,e	4,521,333
	Mill City Mortgage Loan Trust
1,452,716	2.500%, 4/25/2057, Ser. 2016-1, Class A1[e]	1,455,453
	MLCC Mortgage Investors, Inc.
296,105	1.876%, 9/25/2029, Ser. 2004-D, Class A1[d]	294,423
	MMAF Equipment Finance, LLC
2,400,000	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[e]	2,399,737
	Mortgage Equity Conversion Asset Trust
3,883,778	1.710%, 1/25/2042, Ser. 2007-FF1, Class A*,d	3,340,049
3,890,769	1.500%, 2/25/2042, Ser. 2007-FF2, Class A*,d	3,316,881
	Navient Student Loan Trust
5,250,000	1.966%, 7/25/2066, Ser. 2017-1A, Class A2[d,e]	5,298,542
2,800,000	1.816%, 7/26/2066, Ser. 2017-3A, Class A2[d,e]	2,811,546
	Neuberger Berman CLO, Ltd.
3,000,000	2.306%, 4/22/2029, Ser. 2014-17A, Class AR*,d	2,999,985

The accompanying Notes to Financial Statements are an integral part of this schedule.

197

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (26.7%) - continued
	NextGear Floorplan Master Owner Trust
$3,000,000	1.920%, 10/15/2019, Ser. 2014-1A, Class A*	$3,002,438
	Northstar Education Finance, Inc.
1,998,771	1.916%, 12/26/2031, Ser. 2012-1, Class Ad,e	1,995,581
	Octagon Investment Partners XX, Ltd.
3,500,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,d	3,499,969
	OneMain Direct Auto Receivables Trust
900,069	2.040%, 1/15/2021, Ser. 2016-1A, Class Ae	901,086
	OneMain Financial Issuance Trust
2,000,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ae	2,040,206
	OZLM VIII, Ltd.
3,500,000	2.598%, 10/17/2026, Ser. 2014-8A, Class A1AR*,d	3,499,993
	Prestige Auto Receivables Trust
4,816,970	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[e]	4,805,796
	Race Point IX CLO, Ltd.
1,500,000	2.668%, 4/15/2027, Ser. 2015-9A, Class A1*,d	1,501,939
	Renaissance Home Equity Loan Trust
3,196,161	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[f]	2,252,833
1,159,571	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[f]	625,627
	Securitized Term Auto Receivables Trust
1,948,224	1.284%, 11/26/2018, Ser. 2016-1A, Class A2Ae	1,945,951
5,000,000	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[e]	4,996,942
	SLM Student Loan Trust
271,396	1.759%, 7/15/2022, Ser. 2014-A, Class A1[d,e]	271,474
4,168,984	1.616%, 3/25/2025, Ser. 2010-1, Class Ad	4,108,536
3,119,615	1.736%, 3/25/2026, Ser. 2011-1, Class A1[d]	3,127,582
2,678,885	2.039%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	2,697,931
	SoFi Consumer Loan Program, LLC
2,685,023	3.280%, 1/26/2026, Ser. 2017-1, Class Ae	2,719,939
2,037,434	2.770%, 5/25/2026, Ser. 2017-3, Class Ae	2,047,899
	SoFi Professional Loan Program, LLC
1,643,478	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	1,645,583
1,725,234	1.480%, 5/26/2031, Ser. 2016-C, Class A2Ae	1,722,501
1,632,662	2.510%, 8/25/2033, Ser. 2015-C, Class A2[e]	1,634,886
1,686,671	2.066%, 7/25/2039, Ser. 2016-E, Class A1[d,e]	1,699,164
	Springleaf Funding Trust
3,650,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Ae	3,667,625
	Symphony CLO VIII, Ltd.
2,327,545	2.255%, 1/9/2023, Ser. 2012-8A, Class AR*,d	2,328,362
	Towd Point Mortgage Trust
2,017,192	2.750%, 4/25/2057, Ser. 2017-2, Class A1[e]	2,036,368
	Toyota Auto Receivables Owner Trust
5,102,741	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	5,095,292
	Upstart Securitization Trust
3,100,000	2.639%, 6/20/2024, Ser. 2017-1, Class A*	3,099,241
	Vericrest Opportunity Loan Transferee
1,684,888	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[e,f]	1,689,017
2,153,989	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	2,155,480
1,824,137	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	1,822,788
408,804	3.375%, 10/26/2054, Ser. 2014-NPL8, Class A1[e]	409,714
	Verizon Owner Trust
4,000,000	1.420%, 1/20/2021, Ser. 2016-1A, Class Ae	3,980,191
2,800,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ae	2,810,167
	Voya CLO 3, Ltd.
3,760,000	2.576%, 7/25/2026, Ser. 2014-3A, Class A1*,d	3,760,669
	Wachovia Asset Securitization, Inc.
689,282	1.356%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	591,440

	Total	237,738,984

Basic Materials (0.7%)
	Georgia-Pacific, LLC
2,470,000	2.539%, 11/15/2019[e]	2,492,628
	Glencore Funding, LLC
1,000,000	2.218%, 4/16/2018[d,e]	1,002,200
	Sherwin-Williams Company
1,000,000	2.250%, 5/15/2020	1,002,161
	Vale Overseas, Ltd.
1,300,000	5.875%, 6/10/2021[h]	1,395,550

	Total	5,892,539

Capital Goods (0.6%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,520,460
	Roper Technologies, Inc.
1,109,000	6.250%, 9/1/2019	1,203,764
500,000	2.800%, 12/15/2021	504,205
	Siemens Financieringsmaatschappij NV
2,000,000	1.860%, 3/16/2022[d,e]	2,018,918
	Textron, Inc.
400,000	3.875%, 3/1/2025	410,926

	Total	5,658,273

Collateralized Mortgage Obligations (5.7%)
	American Home Mortgage Assets Trust
2,332,423	1.652%, 11/25/2046, Ser. 2006-5, Class A1[d]	1,234,836
	BCAP, LLC Trust
1,771,731	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	1,669,169

The accompanying Notes to Financial Statements are an integral part of this schedule.

198

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Collateralized Mortgage Obligations (5.7%) - continued
	Bear Stearns Adjustable Rate Mortgage Trust
$644,485	2.830%, 10/25/2035, Ser. 2005-9, Class A1[d]	$631,999
	Colt Mortgage Loan Trust
3,353,057	2.614%, 5/27/2047, Ser. 2017-1, Class A1*	3,370,364
	Countrywide Alternative Loan Trust
420,893	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	423,523
467,987	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	442,275
837,278	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	805,423
	Countrywide Home Loans, Inc.
1,182,039	3.234%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	1,017,244
1,115,933	3.128%, 9/20/2036, Ser. 2006-HYB5, Class 2A1	922,342
	Deephaven Residential Mortgage Trust
2,022,733	2.725%, 12/26/2046, Ser. 2017-1A, Class A1*	2,021,977
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,421,029	1.502%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	2,241,838
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,601,228	2.250%, 6/25/2025, Ser. 2010-58, Class PT	1,612,546
	GCAT, LLC
2,294,228	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,f	2,289,363
	HarborView Mortgage Loan Trust
1,183,988	3.120%, 6/19/2034, Ser. 2004-5, Class 3A	1,162,922
	J.P. Morgan Alternative Loan Trust
1,809,264	3.359%, 3/25/2036, Ser. 2006-A1, Class 2A1	1,613,002
	J.P. Morgan Mortgage Trust
256,262	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	236,939
	Master Asset Securitization Trust
1,085,984	1.716%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	533,257
	Residential Accredit Loans, Inc. Trust
907,703	4.110%, 9/25/2035, Ser. 2005-QA10, Class A31	769,951
	Sequoia Mortgage Trust
1,969,509	2.104%, 9/20/2034, Ser. 2004-8, Class A2[d]	1,930,051
	Structured Adjustable Rate Mortgage Loan Trust
18,541	3.529%, 12/25/2034, Ser. 2004-18, Class 5A	18,222
	Structured Asset Securities Corporation Trust
1,411,316	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	1,414,291
	Wachovia Mortgage Loan Trust, LLC
610,199	3.534%, 5/20/2036, Ser. 2006-A, Class 2A1	545,610
	WaMu Mortgage Pass Through Certificates
617,857	1.506%, 10/25/2045, Ser. 2005-AR13, Class A1A1[d]	612,710
3,199,423	1.612%, 10/25/2046, Ser. 2006-AR13, Class 1Ad	2,854,365
1,922,351	1.512%, 12/25/2046, Ser. 2006-AR17, Class 1Ad	1,670,380
1,920,978	1.472%, 1/25/2047, Ser. 2006-AR19, Class 1Ad	1,549,550
	Washington Mutual Mortgage Pass Through Certificates Trust
1,565,671	1.652%, 9/25/2046, Ser. 2006-AR7, Class A1Ad	1,094,311
2,587,881	1.482%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	1,971,177
	Wells Fargo Commercial Mortgage Trust
6,200,000	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	6,295,124
3,575,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	3,620,867
	Wells Fargo Mortgage Backed Securities Trust
1,946,307	3.367%, 10/25/2034, Ser. 2004-V, Class 2A1	1,943,988
1,064,481	5.500%, 8/25/2035, Ser. 2005-6, Class A12	1,087,982
676,175	3.107%, 3/25/2036, Ser. 2006-AR2, Class 2A1	680,730
496,797	3.167%, 3/25/2036, Ser. 2006-AR6, Class 3A1	474,315

	Total	50,762,643

Commercial Mortgage-Backed Securities (2.8%)
	Cold Storage Trust
5,150,000	2.159%, 4/15/2024, Ser. 2017-ICE3, Class A*,d	5,156,379
	Commercial Mortgage Pass-Through Certificates
5,000,000	2.139%, 6/8/2030, Ser. 2013- THL, Class A2[d,e]	5,004,670
	Commercial Mortgage Trust
2,500,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	2,540,782
7,000,000	2.928%, 2/10/2047, Ser. 2014-CR15, Class A2	7,098,305
	SCG Trust
3,150,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ad,e	3,126,143
	WFRBS Commercial Mortgage Trust
1,945,200	1.406%, 9/15/2046, Ser. 2013-C16, Class A1	1,943,344

	Total	24,869,623

Communications Services (2.5%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,268,508
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,646,668
	AT&T, Inc.
1,735,000	2.226%, 6/30/2020[d]	1,757,702
350,000	2.800%, 2/17/2021	353,683
1,000,000	3.200%, 3/1/2022	1,012,092

The accompanying Notes to Financial Statements are an integral part of this schedule.

199

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Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Communications Services (2.5%) - continued
	CBS Corporation
$2,000,000	2.500%, 2/15/2023[c]	$1,976,466
	Charter Communications Operating, LLC
1,397,000	3.579%, 7/23/2020	1,443,515
1,397,000	4.464%, 7/23/2022	1,488,291
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	256,712
1,000,000	2.250%, 9/1/2021	984,011
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,267,313
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[e]	2,253,933
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[e]	1,373,211
	Verizon Communications, Inc.
2,580,000	2.037%, 6/17/2019[d]	2,599,252
1,825,000	3.000%, 11/1/2021	1,848,988

	Total	22,530,345

Consumer Cyclical (2.0%)
	BMW US Capital, LLC
1,600,000	1.500%, 4/11/2019[e]	1,593,744
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,071,475
	Daimler Finance North America, LLC
2,000,000	1.701%, 5/5/2020[d,e]	2,003,760
	eBay, Inc.
775,000	2.500%, 3/9/2018	779,487
	Ford Motor Credit Company, LLC
1,000,000	2.565%, 3/28/2022[d]	1,006,604
	General Motors Financial Company, Inc.
1,800,000	2.085%, 4/13/2020[d]	1,809,202
1,565,000	2.708%, 1/14/2022[d]	1,595,777
2,000,000	2.606%, 6/30/2022[d]	2,010,464
	Home Depot, Inc.
2,100,000	4.400%, 4/1/2021	2,263,208
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[e]	995,951
	Newell Rubbermaid, Inc.
1,250,000	3.150%, 4/1/2021	1,279,588
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	279,376
	Yale University
1,550,000	2.086%, 4/15/2019	1,561,185

	Total	18,249,821

Consumer Non-Cyclical (5.9%)
	Abbott Laboratories
2,100,000	2.350%, 11/22/2019	2,115,891
	Actavis Funding SCS
2,435,000	2.483%, 3/12/2020[d]	2,489,232
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	507,740
	Anheuser-Busch InBev Finance, Inc.
2,290,000	2.430%, 2/1/2021[d]	2,371,677
1,415,000	3.300%, 2/1/2023	1,456,888
	BAT International Finance plc
2,335,000	1.756%, 6/15/2018[d,e]	2,341,333
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[e]	1,260,009
	Becton, Dickinson and Company
2,050,000	3.125%, 11/8/2021	2,087,894
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,225,551
	Bunge Limited Finance Corporation
1,135,000	3.500%, 11/24/2020	1,163,513
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,321,932
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,453,308
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	998,665
	Express Scripts Holding Company
1,000,000	4.750%, 11/15/2021	1,080,535
1,200,000	3.000%, 7/15/2023	1,191,470
	Forest Laboratories, Inc.
729,000	4.375%, 2/1/2019[e]	751,822
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,318,626
1,300,000	3.250%, 9/1/2022	1,344,126
	H. J. Heinz Company
2,050,000	3.500%, 7/15/2022	2,113,290
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,584,090
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[e]	1,821,787
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,509,715
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,718,925
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,179,530
	Merck & Company, Inc.
1,825,000	1.560%, 2/10/2020[d]	1,837,990
	Mondelez International, Inc.
1,858,000	1.690%, 2/1/2019[d]	1,865,228
	Mylan NV
1,275,000	3.150%, 6/15/2021	1,296,994
	PepsiCo, Inc.
1,185,000	1.680%, 10/6/2021[d]	1,200,388
	Reynolds American, Inc.
549,000	3.250%, 6/12/2020	565,174
	Shire Acquisitions Investments Ireland Designated Activity Company
2,150,000	1.900%, 9/23/2019	2,140,112
	Smithfield Foods, Inc.
780,000	2.700%, 1/31/2020[e]	784,060
	Teva Pharmaceutical Finance Netherlands III BV
2,125,000	2.200%, 7/21/2021	2,085,824
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,617,859

	Total	52,801,178

Energy (3.7%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021	1,029,896
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,594,677
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,006,597
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,635,562
	Devon Energy Corporation
2,000,000	3.250%, 5/15/2022[h]	1,987,464

The accompanying Notes to Financial Statements are an integral part of this schedule.

200

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Energy (3.7%) - continued
	Enable Midstream Partners, LP
$1,250,000	2.400%, 5/15/2019	$1,245,147
	Enbridge, Inc.
1,000,000	2.900%, 7/15/2022[c]	997,819
	Encana Corporation
1,115,000	3.900%, 11/15/2021[h]	1,136,397
	EOG Resources, Inc.
1,075,000	2.625%, 3/15/2023	1,060,897
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,105,985
1,785,000	1.593%, 3/6/2022[d]	1,801,627
	Kinder Morgan Energy Partners, LP
1,000,000	3.500%, 3/1/2021	1,023,891
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	958,631
	Marathon Petroleum Corporation
1,500,000	3.400%, 12/15/2020	1,542,846
	Petrobras Global Finance BV
1,300,000	6.125%, 1/17/2022	1,342,250
	Petroleos Mexicanos
1,300,000	4.878%, 3/11/2022[d,e]	1,402,050
1,748,000	2.378%, 4/15/2025	1,749,280
	Schlumberger Holdings Corporation
1,500,000	3.000%, 12/21/2020[e]	1,527,162
	Shell International Finance BV
1,735,000	1.632%, 5/11/2020[d]	1,750,723
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[e]	1,308,296
	Sunoco Logistics Partners Operations, LP
1,860,000	4.400%, 4/1/2021	1,954,196
	Transcontinental Gas Pipe Line Company, LLC
725,000	7.850%, 2/1/2026	932,831

	Total	33,094,224

Financials (21.3%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[e]	2,052,375
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,122,042
	American Express Credit Corporation
2,580,000	1.817%, 3/18/2019[d]	2,592,879
850,000	2.292%, 9/14/2020[d]	864,888
	American International Group, Inc.
1,430,000	3.300%, 3/1/2021	1,471,105
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,449,006
	Athene Global Funding
2,000,000	2.529%, 7/1/2022[c,d,e]	2,010,474
	Bank of America Corporation
2,000,000	2.357%, 3/22/2018[d]	2,012,094
2,200,000	2.018%, 4/1/2019[d,h]	2,220,284
1,185,000	2.316%, 1/20/2023[d]	1,198,073
1,500,000	2.153%, 4/24/2023[d]	1,505,507
1,100,000	4.000%, 1/22/2025	1,119,252
1,100,000	6.100%, 3/17/2025[i]	1,194,985
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[i]	671,625
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[e]	1,459,615
	Barclays plc
1,000,000	3.684%, 1/10/2023	1,025,951
	BB&T Corporation
1,520,000	1.873%, 1/15/2020[d]	1,533,642
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,528,835
	BNZ International Funding, Ltd.
1,000,000	1.872%, 2/21/2020[d,e]	1,004,843
1,325,000	2.222%, 9/14/2021[d,e]	1,331,128
	BPCE SA
1,000,000	2.392%, 5/22/2022[d,e]	1,008,760
	Caisse Centrale Desjardins du Quebec
2,155,000	1.837%, 1/29/2018[d,e]	2,161,562
	Capital One Financial Corporation
2,000,000	1.941%, 5/12/2020[d]	2,009,768
	Capital One NA
1,500,000	2.322%, 1/30/2023[d]	1,508,648
	Citigroup, Inc.
1,840,000	1.925%, 4/8/2019[d]	1,851,934
1,500,000	2.116%, 4/25/2022[d]	1,508,381
1,725,000	2.632%, 9/1/2023[d]	1,757,033
2,000,000	2.279%, 5/17/2024[d]	1,997,948
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,303,594
1,500,000	5.750%, 8/15/2021	1,673,887
	Compass Bank
2,000,000	2.875%, 6/29/2022	1,992,144
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,609,333
	Credit Agricole SA
1,650,000	1.958%, 4/15/2019[d,e]	1,661,411
1,800,000	2.198%, 6/10/2020[d,e]	1,821,092
1,050,000	8.125%, 12/23/2025[e,i]	1,219,785
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,685,700
990,000	7.500%, 12/11/2023[e,i]	1,110,077
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,090,446
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,773,521
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,467,183
	Goldman Sachs Capital II
88,000	4.000%, 8/3/2017[d,i]	76,396
	Goldman Sachs Group, Inc.
1,915,000	2.282%, 11/15/2018[d]	1,934,901
2,160,000	2.313%, 4/23/2020[d]	2,196,063
1,720,000	2.352%, 11/15/2021[d]	1,735,953
1,375,000	2.800%, 11/29/2023[d]	1,419,308
	HCP, Inc.
1,330,000	4.000%, 12/1/2022	1,390,970
	Hospitality Properties Trust
1,750,000	4.250%, 2/15/2021	1,824,650
	HSBC Holdings plc
1,325,000	2.650%, 1/5/2022[d]	1,362,992
2,000,000	3.262%, 3/13/2023	2,037,676
1,000,000	6.000%, 5/22/2027[i]	1,034,000
	Huntington Bancshares, Inc.
1,600,000	3.150%, 3/14/2021	1,631,418
	ING Capital Funding Trust III
1,000,000	4.896%, 9/30/2017[d,i]	1,003,120
	ING Groep NV
1,650,000	6.000%, 4/16/2020[i]	1,687,125
2,600,000	2.445%, 3/29/2022[d]	2,642,879
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,760,981

The accompanying Notes to Financial Statements are an integral part of this schedule.

201

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (21.3%) - continued
	Intesa Sanpaolo SPA
$1,500,000	5.017%, 6/26/2024[e]	$1,521,352
	J.P. Morgan Chase & Company
4,000,000	2.056%, 1/25/2018[d]	4,020,828
1,750,000	2.250%, 1/23/2020	1,755,313
1,250,000	5.300%, 5/1/2020[i]	1,301,563
1,750,000	3.875%, 9/10/2024	1,805,701
	J.P. Morgan Chase Bank NA
1,350,000	1.879%, 9/23/2019[d]	1,359,686
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,999,284
	KeyBank NA
2,750,000	1.722%, 6/1/2018[d]	2,760,409
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	772,883
	Lloyds Bank plc
2,040,000	1.770%, 3/16/2018[d]	2,043,413
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025	362,906
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[e]	3,312,302
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	2.296%, 9/13/2021[d]	1,342,192
1,400,000	2.092%, 2/22/2022[d]	1,413,930
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[e]	874,405
	Mizuho Financial Group, Inc.
1,325,000	2.376%, 9/13/2021[d]	1,343,606
1,500,000	2.140%, 2/28/2022[d]	1,507,056
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[i]	1,035,500
2,155,000	2.310%, 1/27/2020[d]	2,187,607
2,050,000	1.982%, 2/14/2020[d]	2,058,405
1,100,000	5.550%, 7/15/2020[i]	1,149,225
1,600,000	2.553%, 10/24/2023[d]	1,627,782
1,750,000	5.000%, 11/24/2025	1,903,226
	NCUA Guaranteed Notes
998,568	1.446%, 12/7/2020, Ser. 2010-A1, Class Ad	999,166
	New York Life Global Funding
600,000	1.550%, 11/2/2018[e]	598,978
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[e]	1,395,460
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,438,597
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,501,482
	Regions Financial Corporation
1,200,000	3.200%, 2/8/2021	1,226,790
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[e]	1,751,644
	Royal Bank of Scotland Group plc
2,000,000	2.652%, 5/15/2023[d]	2,016,200
1,000,000	3.498%, 5/15/2023	1,005,923
	Santander Holdings USA, Inc.
1,550,000	3.700%, 3/28/2022[e]	1,569,863
	Santander UK plc
975,000	3.125%, 1/8/2021	989,797
	Simon Property Group, LP
1,635,000	2.500%, 9/1/2020	1,649,668
1,600,000	2.500%, 7/15/2021[h]	1,600,125
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,494,347
	SLM Corporation
700,000	4.625%, 9/25/2017	701,750
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	1,997,224
2,000,000	2.500%, 4/5/2022[e]	2,008,506
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[e]	1,235,285
	State Street Corporation
2,499,000	2.081%, 8/18/2020[d]	2,552,146
	Sumitomo Mitsui Banking Corporation
2,555,000	1.738%, 1/16/2018[d]	2,561,007
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[e]	1,910,720
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	786,745
	Svenska Handelsbanken AB
750,000	1.757%, 6/17/2019[d]	753,334
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,751,738
	Synchrony Financial
1,440,000	2.402%, 2/3/2020[d]	1,450,876
1,520,000	4.250%, 8/15/2024	1,552,660
	Toronto-Dominion Bank
1,500,000	2.172%, 12/14/2020[d]	1,521,785
	UBS AG
2,750,000	1.996%, 3/26/2018[d]	2,762,405
	USB Group Funding Jersey, Ltd.
2,250,000	2.736%, 9/24/2020[d,e]	2,291,157
	USB Realty Corporation
1,495,000	2.305%, 1/15/2022[d,e,i]	1,308,125
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,510,164
500,000	5.650%, 5/15/2053	531,250
	Wells Fargo & Company
2,155,000	1.852%, 1/30/2020[d]	2,169,027
925,000	3.450%, 2/13/2023	946,941
1,600,000	2.402%, 10/31/2023[d]	1,628,402
1,100,000	5.875%, 6/15/2025[i]	1,212,167
1,100,000	4.100%, 6/3/2026	1,137,799
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,134,111

	Total	190,431,180

Foreign Government (0.8%)
	Argentina Government International Bond
1,560,000	5.625%, 1/26/2022	1,597,440
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,126,234
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[e]	3,484,058
	Poland Government International Bond
125,000	4.000%, 1/22/2024	133,688

	Total	7,341,420

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 7/1/2031[c]	7,341,040

The accompanying Notes to Financial Statements are an integral part of this schedule.

202

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Mortgage-Backed Securities (2.8%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$388,758	6.500%, 9/1/2037	$431,517
6,000,000	4.000%, 7/1/2047[c]	6,309,140
	Federal National Mortgage Association Connecticut Avenue Securities
4,055,092	2.516%, 4/25/2029, Ser. 2016-C07, Class 2M1[d]	4,083,940
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
521,874	5.346%, 9/1/2037[d]	551,273
358,707	5.210%, 10/1/2037[d]	357,800
2,110,896	2.042%, 1/1/2043[d]	2,193,532
4,280,497	1.746%, 7/1/2043[d]	4,392,040

	Total	25,660,282

Technology (2.1%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,422,008
	Apple, Inc.
3,050,000	1.479%, 5/6/2019[d]	3,066,409
1,735,000	1.482%, 5/6/2020[d]	1,745,700
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,012,746
	Broadcom Corporation
1,565,000	2.375%, 1/15/2020[e]	1,567,170
	Cisco Systems, Inc.
2,185,000	1.702%, 3/1/2019[d]	2,200,959
	Diamond 1 Finance Corporation
985,000	3.480%, 6/1/2019[e]	1,008,064
	Hewlett Packard Enterprise Company
2,800,000	3.080%, 10/5/2018[d]	2,853,326
	Intel Corporation
905,000	3.100%, 7/29/2022	937,469
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,690,708
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,294,604

	Total	18,799,163

Transportation (1.8%)
	Air Canada Pass Through Trust
1,330,854	3.875%, 3/15/2023[e]	1,327,527
	American Airlines Pass Through Trust
1,154,689	5.600%, 7/15/2020[e]	1,205,207
1,141,765	4.950%, 1/15/2023	1,215,980
887,401	3.700%, 5/1/2023	878,526
	British Airways plc
1,296,035	4.625%, 6/20/2024[e]	1,392,291
	Continental Airlines, Inc.
2,610,157	4.150%, 4/11/2024	2,740,665
	Delta Air Lines, Inc.
603,236	4.750%, 5/7/2020	631,890
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[e]	1,593,518
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,478,013
	TTX Company
2,000,000	2.250%, 2/1/2019[e]	2,001,164
800,000	4.125%, 10/1/2023*	849,445
	Virgin Australia Holdings, Ltd.
992,142	5.000%, 10/23/2023[e]	1,034,308

	Total	16,348,534

U.S. Government and Agencies (14.5%)
	Federal Home Loan Bank
1,000,000	1.375%, 11/15/2019	996,973
	Federal National Mortgage Association
7,500,000	1.250%, 8/17/2021	7,331,093
	U.S. Treasury Bonds
1,335,000	5.500%, 8/15/2028	1,746,034
200,000	3.000%, 5/15/2042	207,375
2,800,000	2.500%, 5/15/2046	2,609,578
	U.S. Treasury Bonds, TIPS
7,229,449	0.125%, 1/15/2023	7,162,201
7,846,049	0.625%, 1/15/2026	7,894,153
6,579,105	0.375%, 1/15/2027	6,459,918
6,191,340	1.000%, 2/15/2046	6,186,350
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	4,992,580
12,350,000	1.500%, 10/31/2019	12,365,438
39,595,000	1.125%, 8/31/2021	38,549,454
9,515,000	2.125%, 6/30/2022	9,617,210
565,000	1.625%, 8/15/2022	557,319
200,000	2.000%, 11/15/2026	195,039
2,900,000	2.250%, 2/15/2027	2,887,086
	U.S. Treasury Notes, TIPS
19,600,590	0.125%, 4/15/2021	19,569,582

	Total	129,327,383

Utilities (2.5%)
	Ameren Corporation
1,175,000	2.700%, 11/15/2020	1,188,908
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,563,381
	DTE Energy Company
730,000	2.400%, 12/1/2019	733,337
	Electricite de France SA
1,500,000	5.250%, 1/29/2023[e,i]	1,539,000
	Eversource Energy
1,540,000	1.600%, 1/15/2018	1,537,628
1,250,000	1.450%, 5/1/2018	1,248,204
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,676,159
1,250,000	3.497%, 6/1/2022	1,281,908
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,409,580
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,175,098
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	254,105
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,507,408
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,632,505
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,566,584
	Sempra Energy
1,530,000	2.400%, 3/15/2020	1,536,764
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,043,266

	Total	21,893,835

	Total Long-Term Fixed Income (cost $863,926,383)	861,399,427

The accompanying Notes to Financial Statements are an integral part of this schedule.

203

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
66,000	Citigroup, Inc., 7.542%[d]	$1,714,680
8,125	Farm Credit Bank of Texas, 6.750%[e,i]	885,625

	Total	2,600,305

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[i]	1,017,000

	Total	1,017,000

	Total Preferred Stock (cost $3,534,100)	3,617,305

	Common Stock (<0.1%)

Energy (<0.1%)
2,095	Arch Coal, Inc.	143,088

	Total	143,088

	Total Common Stock (cost $135,697)	143,088

	Collateral Held for Securities Loaned (0.4%)
3,812,510	Thrivent Cash Management Trust	3,812,510

	Total Collateral Held for Securities Loaned (cost $3,812,510)	3,812,510

Shares or Principal Amount	Short-Term Investments (3.9%)[j]
	Federal Home Loan Bank Discount Notes
1,600,000	0.825%, 7/10/2017[k]	1,599,690
800,000	0.825%, 7/11/2017	799,822
300,000	0.840%, 7/19/2017[k]	299,867
	Thrivent Core Short-Term Reserve Fund
3,184,811	1.240%	31,848,105

	Total Short-Term Investments (cost $34,547,466)	34,547,484

	Total Investments (cost $917,642,647) 102.3%	$914,529,247

	Other Assets and Liabilities, Net (2.3%)	(20,210,793)

	Total Net Assets 100.0%	$894,318,454

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $206,298,413 or 23.1% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
g	All or a portion of the security is insured or guaranteed.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of June 30, 2017 was $97,236,789 or 10.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,500,000
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,600,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,420,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	4,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,346,008
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,750,000
CLUB Credit Trust, 4/17/2023	6/14/2017	2,549,992
Cold Storage Trust, 4/15/2036	4/20/2017	5,150,000
Colt Mortgage Loan Trust, 5/27/2047	4/27/2017	3,352,999
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	653,937
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	2,022,730
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,940,414
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,600,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,386,028
GCAT, LLC, 3/25/2047	3/22/2017	2,289,934

The accompanying Notes to Financial Statements are an integral part of this schedule.

204

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 30, 2017

(unaudited)

Security	Acquisition Date	Cost
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	$3,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,700,000
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	3,883,778
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	3,890,769
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,500,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,327,546
TTX Company, 10/1/2023	9/19/2013	799,992
Upstart Securitization Trust, 6/20/2024	6/13/2017	3,099,973
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	689,282

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of June 30, 2017:

Securities Lending Transactions

Taxable Debt Security	$3,705,161

Total lending	$3,705,161
Gross amount payable upon return of collateral for securities loaned	$3,812,510

Net amounts due to counterparty	$107,349

Definitions:

CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

205

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2017	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: August 28, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer